UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2010 to November 30, 2010

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

November 30, 2010

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UPRO  UltraPro S&P500®

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico
Investable Market

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SPXU  UltraPro Short S&P500®

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed-Income

TBF  Short 20+ Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

Alpha ProShares

CSM  Credit Suisse 130/30

ProShares Trust  Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter

II	Allocation of Portfolio Holdings and Index Composition

XXXVII	Expense Examples

1	Schedule of Portfolio Investments

2	Ultra MarketCap ProShares

31	Ultra Style ProShares

44	Ultra Sector ProShares

78	Ultra International ProShares

89	Ultra Fixed-Income ProShares

92	Short MarketCap ProShares

110	Short Style ProShares

116	Short Sector ProShares

134	Short International ProShares

145	Short Fixed-Income ProShares

148	Alpha ProShares

150	Statements of Assets and Liabilities

168	Statements of Operations

186	Statements of Changes in Net Assets

220	Financial Highlights

251	Notes to Financial Statements

286	Board Approval of Investment Advisory Agreement

288	Proxy Voting & Quarterly Portfolio Holdings Information

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Dear Shareholder:

I am pleased to present the ProShares Semiannual Report for the six months ended November 30, 2010.

Buoyed by improving investor sentiment, most financial asset classes generated positive results for the six-month period. U.S. large-cap stocks, as measured by the S&P 500®, advanced 9.5%; non-U.S. stocks, as represented by the MSCI All Country World ex-USA Index, added 14.4%. The technology-laden NASDAQ-100® Index gained 14.8%. Virtually all major industries tracked by Dow Jones sector indexes moved up during the period. Top-performing sectors were Basic Materials (+22.3%), Oil & Gas (+18.8%) and Telecommunications (+13.7%). Relative laggards were Semiconductors (+9.9%), Health Care (+6.3%) and Financials (-0.1%). There was a very slight increase in stock market volatility, as measured by annualizing the standard deviation of the S&P 500 over the prior six-month period, at 18.0% versus 18.2%, respectively. Volatility remained modestly below its 10-year average level of 21.9%.(1)

Reflecting high levels of demand for raw materials, particularly in emerging market countries, commodity prices continued to rise, with the Dow Jones-UBS Commodity IndexSM increasing 17.0%. Fixed-income markets also were positive, with the Barclays Capital U.S. Aggregate Bond Index adding 3.9%.(2)

New ProShares Launched in 2010

Between January and November 2010, ProShares launched 21 new leveraged and inverse exchange traded funds (ETFs) that give investors exposure to a wide range of indexes, industry sectors and geographic regions. In addition to the S&P 500®, we now offer 3x and -3x ETFs based on the NASDAQ-100®, Dow Jones Industrial Average®, S&P MidCap 400TM and Russell 2000®, as well as 2x ETFs on the U.S. Treasury market. We also provide ETFs with single-inverse exposure to the U.S. Real Estate and U.S. Basic Materials sectors; 2x and -2x Biotechnology ETFs; and ETFs providing 2x and -1x exposure to the U.S. Regional Banking sector. Finally, we launched an ETF offering single-inverse exposure to China, and 2x ETFs on Europe, Pacific ex-Japan, Brazil and Mexico. You can learn more about these ETFs at proshares.com.

Finally, we manage ProShares with an eye toward minimizing capital gain distributions, so I am pleased to report that ProShares made no 2010 year-end capital gain distributions on any of our 99 equity and fixed-income ETFs. As always, we appreciate the trust and confidence you have placed in us by choosing ProShares and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman

(1)Source: Bloomberg. (2)All investment performance index figures above reflect total return performance. Source: Bloomberg.

proshares.com :: I

Allocation of Portfolio Holdings & Index Composition

II :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	125%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.5%
QUALCOMM, Inc.	2.8%
Google, Inc., Class A	2.6%
Microsoft Corp.	2.4%
Oracle Corp.	1.8%

NASDAQ-100 Index – Composition

% of Index
Technology	46.6%
Communications	26.2%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.4%
Industrials	3.2%
Energy	0.5%
Basic Materials	0.4%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	139%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.2%
Caterpillar, Inc.	3.1%
3M Co.	3.1%
Chevron Corp.	3.0%
McDonald's Corp.	2.9%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	22.2%
Consumer, Non-cyclical	18.4%
Technology	15.8%
Consumer, Cyclical	11.2%
Energy	10.4%
Financials	10.0%
Communications	7.9%
Basic Materials	4.1%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	118%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.6%
Apple, Inc.	2.1%
Microsoft Corp.	1.4%
International Business Machines Corp.	1.3%
Procter & Gamble Co. (The)	1.3%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	15.1%
Technology	13.2%
Energy	11.9%
Communications	11.6%
Industrials	11.0%
Consumer, Cyclical	8.9%
Basic Materials	3.6%
Utilities	3.4%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: III

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	14%
Swap Agreements	186%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	0.4%
Apple, Inc.	0.3%
Microsoft Corp.	0.2%
International Business Machines Corp.	0.2%
Procter & Gamble Co. (The)	0.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	20.6%
Financials	15.5%
Technology	12.7%
Industrials	11.7%
Communications	11.2%
Energy	11.0%
Consumer, Cyclical	9.9%
Basic Materials	3.9%
Utilities	3.5%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	139%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
F5 Networks, Inc.	0.6%
Newfield Exploration Co.	0.5%
NetFlix, Inc.	0.5%
Chipotle Mexican Grill, Inc.	0.4%
Joy Global, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Industrials	18.7%
Consumer, Non-cyclical	17.9%
Financials	17.8%
Consumer, Cyclical	13.9%
Technology	8.7%
Communications	6.5%
Utilities	6.3%
Energy	5.7%
Basic Materials	4.5%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	130%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SM Energy Co.	0.5%
Oil States International, Inc.	0.4%
East West Bancorp, Inc.	0.4%
Salix Pharmaceuticals Ltd.	0.4%
Cooper Cos., Inc. (The)	0.4%

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	18.7%
Financials	17.9%
Industrials	17.7%
Consumer, Cyclical	16.4%
Technology	11.7%
Communications	5.2%
Energy	5.1%
Utilities	4.0%
Basic Materials	3.3%

IV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	137%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Riverbed Technology, Inc.	0.2%
TIBCO Software, Inc.	0.2%
Deckers Outdoor Corp.	0.2%
VeriFone Systems, Inc.	0.2%
Baldor Electric Co.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	19.7%
Consumer, Non-cyclical	18.5%
Industrials	15.0%
Consumer, Cyclical	14.8%
Technology	10.4%
Communications	8.2%
Energy	5.2%
Basic Materials	4.8%
Utilities	3.3%
Diversified	0.1%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	224%
Futures Contracts	9%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.7%
QUALCOMM, Inc.	3.1%
Google, Inc., Class A	2.9%
Microsoft Corp.	2.6%
Oracle Corp.	2.0%

NASDAQ-100 Index – Composition

% of Index
Technology	46.6%
Communications	26.2%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.4%
Industrials	3.2%
Energy	0.5%
Basic Materials	0.4%

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	235%
Futures Contracts	14%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.0%
Caterpillar, Inc.	3.0%
3M Co.	3.0%
Chevron Corp.	2.9%
McDonald's Corp.	2.8%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	22.2%
Consumer, Non-cyclical	18.4%
Technology	15.8%
Consumer, Cyclical	11.2%
Energy	10.4%
Financials	10.0%
Communications	7.9%
Basic Materials	4.1%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: V

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	294%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	15.1%
Technology	13.2%
Energy	11.9%
Communications	11.6%
Industrials	11.0%
Consumer, Cyclical	8.9%
Basic Materials	3.6%
Utilities	3.4%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	248%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
F5 Networks, Inc.	0.5%
Newfield Exploration Co.	0.4%
NetFlix, Inc.	0.4%
Chipotle Mexican Grill, Inc.	0.4%
Joy Global, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Industrials	18.7%
Consumer, Non-cyclical	17.9%
Financials	17.8%
Consumer, Cyclical	13.9%
Technology	8.7%
Communications	6.5%
Utilities	6.3%
Energy	5.7%
Basic Materials	4.5%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	287%
Futures Contracts	13%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.7%
Consumer, Non-cyclical	18.5%
Industrials	15.0%
Consumer, Cyclical	14.8%
Technology	10.4%
Communications	8.2%
Energy	5.2%
Basic Materials	4.8%
Utilities	3.3%
Diversified	0.1%

VI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	1.9%
AT&T, Inc.	1.8%
Chevron Corp.	1.7%
JPMorgan Chase & Co.	1.7%
Johnson & Johnson	1.6%

Russell 1000 Value Index – Composition

% of Index
Financials	26.4%
Consumer, Non-cyclical	22.0%
Energy	12.2%
Communications	12.0%
Industrials	9.9%
Utilities	7.1%
Consumer, Cyclical	4.0%
Technology	3.5%
Basic Materials	2.8%
Diversified	0.1%

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.4%
Apple, Inc.	2.9%
International Business Machines Corp.	1.9%
Google, Inc., Class A	1.4%
Microsoft Corp.	1.3%

Russell 1000 Growth
Index – Composition

% of Index
Technology	21.9%
Consumer, Non-cyclical	19.7%
Consumer, Cyclical	14.8%
Industrials	12.8%
Communications	10.9%
Energy	10.8%
Basic Materials	4.7%
Financials	4.3%
Utilities	0.1%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	20%
Swap Agreements	180%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Peabody Energy Corp.	0.2%
Xerox Corp.	0.2%
Spectra Energy Corp.	0.2%
Noble Energy, Inc.	0.2%
Progressive Corp. (The)	0.2%

Russell Midcap Value
Index – Composition

% of Index
Financials	27.7%
Consumer, Non-cyclical	14.4%
Utilities	12.2%
Industrials	11.8%
Energy	11.2%
Communications	6.8%
Consumer, Cyclical	6.7%
Basic Materials	4.5%
Technology	4.4%
Diversified	0.3%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: VII

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	154%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cummins, Inc.	0.5%
priceline.com, Inc.	0.5%
NetApp, Inc.	0.5%
Coach, Inc.	0.5%
Salesforce.com, Inc.	0.4%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	18.3%
Technology	17.0%
Industrials	15.9%
Communications	9.2%
Energy	6.4%
Financials	6.0%
Basic Materials	5.7%
Utilities	0.3%

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hecla Mining Co.	0.3%
American Capital Ltd.	0.3%
BioMed Realty Trust, Inc.	0.3%
MFA Financial, Inc.	0.3%
CBL & Associates Properties, Inc.	0.3%

Russell 2000 Value Index – Composition

% of Index
Financials	36.0%
Industrials	14.1%
Consumer, Cyclical	11.8%
Consumer, Non-cyclical	11.4%
Utilities	6.6%
Energy	6.0%
Basic Materials	5.1%
Technology	4.5%
Communications	4.4%
Diversified	0.1%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Riverbed Technology, Inc.	0.5%
TIBCO Software, Inc.	0.4%
Deckers Outdoor Corp.	0.3%
VeriFone Systems, Inc.	0.3%
Brigham Exploration Co.	0.3%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	17.7%
Technology	16.0%
Industrials	16.0%
Communications	11.9%
Energy	4.5%
Basic Materials	4.4%
Financials	4.1%
Utilities	0.2%

VIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Swap Agreements	172%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	2.9%
E.I. du Pont de Nemours & Co.	2.5%
Dow Chemical Co. (The)	2.1%
Newmont Mining Corp.	1.7%
Praxair, Inc.	1.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	52.4%
Industrial Metals	25.7%
Mining	19.0%
Forestry and Paper	2.9%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	5.7%
Teva Pharmaceutical Industries Ltd. (ADR)	4.4%
Celgene Corp.	4.2%
Gilead Sciences, Inc.	3.8%
Alexion Pharmaceuticals, Inc.	2.6%

NASDAQ Biotechnology
Index – Composition

% of Index
Consumer, Non-cyclical	99.8%
Consumer, Cyclical	0.2%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Swap Agreements	163%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	5.0%
Coca-Cola Co. (The)	3.9%
Philip Morris International, Inc.	3.0%
PepsiCo, Inc.	3.0%
Ford Motor Co.	1.5%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Beverages	21.4%
Food Producers	19.8%
Household Goods	19.2%
Tobacco	13.7%
Personal Goods	13.0%
Automobile and Parts	9.6%
Leisure Goods	3.3%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: IX

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Swap Agreements	169%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	2.3%
McDonald's Corp.	1.7%
Walt Disney Co. (The)	1.3%
Amazon.com, Inc.	1.2%
Home Depot, Inc.	1.0%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	42.4%
Media	25.1%
Travel and Leisure	21.6%
Food and Drug Retailers	10.9%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	5.4%
Wells Fargo & Co.	4.8%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.6%
Goldman Sachs Group, Inc. (The)	2.4%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	37.3%
General Financial	25.2%
Nonlife Insurance	15.9%
Real Estate Investment Trusts	15.0%
Life Insurance	5.7%
Real Estate Investment & Services	0.9%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.7%
Pfizer, Inc.	9.0%
Merck & Co., Inc.	7.3%
Abbott Laboratories	4.9%
Amgen, Inc.	3.5%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	62.5%
Health Care Equipment and Services	37.5%

X :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Swap Agreements	163%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.9%
United Technologies Corp.	1.5%
3M Co.	1.3%
United Parcel Service, Inc., Class B	1.1%
Caterpillar, Inc.	1.1%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	21.7%
Industrial Engineering	16.8%
Aerospace and Defense	16.1%
Industrial Transportation	13.9%
Support Services	13.0%
Electronic & Electrical Equipment	12.2%
Construction and Materials	6.3%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	138%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.9%
Chevron Corp.	7.3%
Schlumberger Ltd.	4.7%
ConocoPhillips	3.7%
Occidental Petroleum Corp.	3.2%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	74.4%
Oil Equipment, Services and Distribution	25.0%
Alternative Energy	0.6%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	138%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.7%
Vornado Realty Trust	2.9%
Equity Residential	2.8%
Public Storage	2.7%
Boston Properties, Inc.	2.3%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XI

ProShares Ultra KBW Regional Banking (Ticker: KRU)

ProShares Ultra KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the KBW Regional Banking IndexSM. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cathay General Bancorp	2.5%
Signature Bank/NY	2.4%
FNB Corp./PA	2.3%
East West Bancorp, Inc.	2.2%
Fulton Financial Corp.	2.2%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	156%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	14.5%
Texas Instruments, Inc.	4.7%
Broadcom Corp., Class A	2.5%
Applied Materials, Inc.	2.1%
Altera Corp.	1.3%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.0%
Microsoft Corp.	6.9%
International Business Machines Corp.	6.3%
Google, Inc., Class A	4.8%
Intel Corp.	4.1%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	56.6%
Software and Computer Services	43.4%

XII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	152%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	7.2%
Verizon Communications, Inc.	5.6%
American Tower Corp., Class A	3.2%
CenturyLink, Inc.	2.7%
Qwest Communications International, Inc.	2.4%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	83.9%
Mobile Telecommunications	16.1%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	5.9%
Exelon Corp.	4.9%
Dominion Resources, Inc.	4.6%
Duke Energy Corp.	4.3%
NextEra Energy, Inc.	4.0%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	72.2%
Gas, Water & Multi Utilities	27.8%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIII

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.3%
United Kingdom	21.5%
France	9.5%
Australia	8.6%
Germany	8.2%
Switzerland	7.8%
Spain	3.2%
Sweden	3.1%
Hong Kong	3.1%
Italy	2.6%
Netherlands	2.5%
Singapore	1.8%
Finland	1.1%
Denmark	1.0%
Belgium	0.9%
Israel	0.8%
Norway	0.8%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.2%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	23.8%
Industrials	12.5%
Materials	11.0%
Consumer Discretionary	10.8%
Consumer Staples	10.3%
Health Care	8.4%
Energy	7.4%
Telecommunication Services	5.7%
Utilities	5.2%
Information Technology	4.9%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	7%
Swap Agreements	193%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
iShares MSCI Malaysia Index Fund	0.2%
Sasol Ltd. (ADR)	0.2%
ICICI Bank Ltd. (ADR)	0.2%
China Mobile Ltd. (ADR)	0.2%
Turkcell Iletisim Hizmet A.S. (ADR)	0.2%

MSCI Emerging Markets
Index – Country

% of Index
China	18.3%
Brazil	15.8%
Korea	13.5%
Other	12.3%
Taiwan	11.0%
India	7.9%
South Africa	7.4%
Russia	6.3%
Mexico	4.6%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.6%
Materials	14.6%
Energy	14.1%
Information Technology	12.7%
Telecommunication Services	7.8%
Industrials	7.3%
Consumer Discretionary	6.9%
Consumer Staples	6.8%
Utilities	3.4%
Health Care	0.8%

XIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra MSCI Europe (Ticker: UPV)

ProShares Ultra MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	34.0%
France	15.1%
Germany	13.0%
Switzerland	12.3%
Other	5.9%
Spain	5.0%
Sweden	5.0%
Italy	4.1%
Netherlands	3.9%
Finland	1.7%

MSCI Europe Index – Composition

% of Index
Financials	21.3%
Consumer Staples	12.7%
Industrials	10.9%
Materials	10.5%
Energy	10.3%
Health Care	10.1%
Consumer Discretionary	9.1%
Telecommunication Services	6.8%
Utilities	5.5%
Information Technology	2.8%

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.5%
Hong Kong	22.6%
Singapore	13.1%
New Zealand	0.8%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	47.1%
Materials	18.9%
Industrials	8.5%
Consumer Staples	7.5%
Consumer Discretionary	5.3%
Energy	4.1%
Utilities	3.4%
Telecommunication Services	2.6%
Health Care	2.0%
Information Technology	0.6%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XV

ProShares Ultra MSCI Brazil (Ticker: UBR)

ProShares Ultra MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	26.2%
Materials	25.4%
Energy	22.1%
Consumer Staples	9.0%
Utilities	5.2%
Consumer Discretionary	4.6%
Industrials	3.3%
Telecommunication Services	2.5%
Information Technology	1.7%

ProShares Ultra FTSE China 25 (Ticker: XPP)

ProShares Ultra FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.4%
Energy	22.4%
Communications	17.4%
Industrials	4.5%
Consumer, Cyclical	3.9%
Basic Materials	3.4%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.0%
Consumer Discretionary	19.6%
Financials	17.0%
Information Technology	13.7%
Materials	7.7%
Utilities	5.6%
Health Care	5.6%
Consumer Staples	5.2%
Telecommunication Services	4.1%
Energy	1.5%

XVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Ultra MSCI Mexico Investable Market (Ticker: UMX)

ProShares Ultra MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	34.4%
Consumer Staples	24.1%
Materials	16.2%
Consumer Discretionary	11.3%
Financials	7.1%
Industrials	6.5%
Health Care	0.4%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	59%
Swap Agreements	136%
Futures Contracts	6%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	49%
Swap Agreements	143%
Futures Contracts	11%
Total Exposure	203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XVII

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.6%
Communications	26.2%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.4%
Industrials	3.2%
Energy	0.5%
Basic Materials	0.4%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	22.2%
Consumer, Non-cyclical	18.4%
Technology	15.8%
Consumer, Cyclical	11.2%
Energy	10.4%
Financials	10.0%
Communications	7.9%
Basic Materials	4.1%

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-98%
Futures Contracts	-2%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	15.1%
Technology	13.2%
Energy	11.9%
Communications	11.6%
Industrials	11.0%
Consumer, Cyclical	8.9%
Basic Materials	3.6%
Utilities	3.4%

XVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-98%
Futures Contracts	-2%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	18.7%
Consumer, Non-cyclical	17.9%
Financials	17.8%
Consumer, Cyclical	13.9%
Technology	8.7%
Communications	6.5%
Utilities	6.3%
Energy	5.7%
Basic Materials	4.5%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	— *
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	18.7%
Financials	17.9%
Industrials	17.7%
Consumer, Cyclical	16.4%
Technology	11.7%
Communications	5.2%
Energy	5.1%
Utilities	4.0%
Basic Materials	3.3%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.7%
Consumer, Non-cyclical	18.5%
Industrials	15.0%
Consumer, Cyclical	14.8%
Technology	10.4%
Communications	8.2%
Energy	5.2%
Basic Materials	4.8%
Utilities	3.3%
Diversified	0.1%

*  Less than 0.5%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIX

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-189%
Futures Contracts	-11%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.6%
Communications	26.2%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.4%
Industrials	3.2%
Energy	0.5%
Basic Materials	0.4%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-190%
Futures Contracts	-10%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	22.2%
Consumer, Non-cyclical	18.4%
Technology	15.8%
Consumer, Cyclical	11.2%
Energy	10.4%
Financials	10.0%
Communications	7.9%
Basic Materials	4.1%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	-4%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	15.1%
Technology	13.2%
Energy	11.9%
Communications	11.6%
Industrials	11.0%
Consumer, Cyclical	8.9%
Basic Materials	3.6%
Utilities	3.4%

XX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	20.6%
Financials	15.5%
Technology	12.7%
Industrials	11.7%
Communications	11.2%
Energy	11.0%
Consumer, Cyclical	9.9%
Basic Materials	3.9%
Utilities	3.5%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	-4%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	18.7%
Consumer, Non-cyclical	17.9%
Financials	17.8%
Consumer, Cyclical	13.9%
Technology	8.7%
Communications	6.5%
Utilities	6.3%
Energy	5.7%
Basic Materials	4.5%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	-1%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	18.7%
Financials	17.9%
Industrials	17.7%
Consumer, Cyclical	16.4%
Technology	11.7%
Communications	5.2%
Energy	5.1%
Utilities	4.0%
Basic Materials	3.3%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXI

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-195%
Futures Contracts	-5%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.7%
Consumer, Non-cyclical	18.5%
Industrials	15.0%
Consumer, Cyclical	14.8%
Technology	10.4%
Communications	8.2%
Energy	5.2%
Basic Materials	4.8%
Utilities	3.3%
Diversified	0.1%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-286%
Futures Contracts	-14%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.6%
Communications	26.2%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.4%
Industrials	3.2%
Energy	0.5%
Basic Materials	0.4%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-287%
Futures Contracts	-13%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	22.2%
Consumer, Non-cyclical	18.4%
Technology	15.8%
Consumer, Cyclical	11.2%
Energy	10.4%
Financials	10.0%
Communications	7.9%
Basic Materials	4.1%

XXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-284%
Futures Contracts	-16%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	15.1%
Technology	13.2%
Energy	11.9%
Communications	11.6%
Industrials	11.0%
Consumer, Cyclical	8.9%
Basic Materials	3.6%
Utilities	3.4%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-279%
Futures Contracts	-20%
Total Exposure	-299%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	18.7%
Consumer, Non-cyclical	17.9%
Financials	17.8%
Consumer, Cyclical	13.9%
Technology	8.7%
Communications	6.5%
Utilities	6.3%
Energy	5.7%
Basic Materials	4.5%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (300%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-290%
Futures Contracts	-10%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	19.7%
Consumer, Non-cyclical	18.5%
Industrials	15.0%
Consumer, Cyclical	14.8%
Technology	10.4%
Communications	8.2%
Energy	5.2%
Basic Materials	4.8%
Utilities	3.3%
Diversified	0.1%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIII

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financial	26.4%
Consumer, Non-cyclical	22.0%
Energy	12.2%
Communications	12.0%
Industrials	9.9%
Utilities	7.1%
Consumer, Cyclical	4.0%
Technology	3.5%
Basic Materials	2.8%
Diversified	0.1%

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Technology	21.9%
Consumer, Non-cyclical	19.7%
Consumer, Cyclical	14.8%
Industrials	12.8%
Communications	10.9%
Energy	10.8%
Basic Materials	4.7%
Financials	4.3%
Utilities	0.1%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	27.7%
Consumer, Non-cyclical	14.4%
Utilities	12.2%
Industrials	11.8%
Energy	11.2%
Communications	6.8%
Consumer, Cyclical	6.7%
Basic Materials	4.5%
Technology	4.4%
Diversified	0.3%

XXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	18.3%
Technology	17.0%
Industrials	15.9%
Communications	9.2%
Energy	6.4%
Financials	6.0%
Basic Materials	5.7%
Utilities	0.3%

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	36.0%
Industrials	14.1%
Consumer, Cyclical	11.8%
Consumer, Non-cyclical	11.4%
Utilities	6.6%
Energy	6.0%
Basic Materials	5.1%
Technology	4.5%
Communications	4.4%
Diversified	0.1%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.2%
Consumer, Cyclical	17.7%
Technology	16.0%
Industrials	16.0%
Communications	11.9%
Energy	4.5%
Basic Materials	4.4%
Financials	4.1%
Utilities	0.2%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXV

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.4%
Industrial Metals	25.7%
Mining	19.0%
Forestry and Paper	2.9%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	37.3%
General Financial	25.2%
Nonlife Insurance	15.9%
Real Estate Investment Trusts	15.0%
Life Insurance	5.7%
Real Estate Investment & Services	0.9%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.4%
Oil Equipment, Services and Distribution	25.0%
Alternative Energy	0.6%

XXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares Short KBW Regional Banking (Ticker: KRS)

ProShares Short KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the KBW Regional Banking IndexSM. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.4%
Industrial Metals	25.7%
Mining	19.0%
Forestry and Paper	2.9%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXVII

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Consumer, Non-cyclical	99.8%
Consumer, Cyclical	0.2%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	21.4%
Food Producers	19.8%
Household Goods	19.2%
Tobacco	13.7%
Personal Goods	13.0%
Automobile and Parts	9.6%
Leisure Goods	3.3%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	42.4%
Media	25.1%
Travel and Leisure	21.6%
Food and Drug Retailers	10.9%

XXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	37.3%
General Financial	25.2%
Nonlife Insurance	15.9%
Real Estate Investment Trusts	15.0%
Life Insurance	5.7%
Real Estate Investment & Services	0.9%

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	62.5%
Health Care Equipment and Services	37.5%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.7%
Industrial Engineering	16.8%
Aerospace and Defense	16.1%
Industrial Transportation	13.9%
Support Services	13.0%
Electronic & Electrical Equipment	12.2%
Construction and Materials	6.3%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIX

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.4%
Oil Equipment, Services and Distribution	25.0%
Alternative Energy	0.6%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

XXX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56.6%
Software and Computer Services	43.4%

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	83.9%
Mobile Telecommunications	16.1%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.2%
Gas, Water & Multi Utilities	27.8%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXI

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.3%
United Kingdom	21.5%
France	9.5%
Australia	8.6%
Germany	8.2%
Switzerland	7.8%
Spain	3.2%
Sweden	3.1%
Hong Kong	3.1%
Italy	2.6%
Netherlands	2.5%
Singapore	1.8%
Finland	1.1%
Denmark	1.0%
Belgium	0.9%
Israel	0.8%
Norway	0.8%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.2%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	23.8%
Industrials	12.5%
Materials	11.0%
Consumer Discretionary	10.8%
Consumer Staples	10.3%
Health Care	8.4%
Energy	7.4%
Telecommunication Services	5.7%
Utilities	5.2%
Information Technology	4.9%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.3%
Brazil	15.8%
Korea	13.5%
Other	12.3%
Taiwan	11.0%
India	7.9%
South Africa	7.4%
Russia	6.3%
Mexico	4.6%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.6%
Materials	14.6%
Energy	14.1%
Information Technology	12.7%
Telecommunication Services	7.8%
Industrials	7.3%
Consumer Discretionary	6.9%
Consumer Staples	6.8%
Utilities	3.4%
Health Care	0.8%

ProShares Short FTSE China 25 (Ticker: YXI)

ProShares Short FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.4%
Energy	22.4%
Communications	17.4%
Industrials	4.5%
Consumer, Cyclical	3.9%
Basic Materials	3.4%

XXXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.3%
United Kingdom	21.5%
France	9.5%
Australia	8.6%
Germany	8.2%
Switzerland	7.8%
Spain	3.2%
Sweden	3.1%
Hong Kong	3.1%
Italy	2.6%
Netherlands	2.5%
Singapore	1.8%
Finland	1.1%
Denmark	1.0%
Belgium	0.9%
Israel	0.8%
Norway	0.8%
Austria	0.3%
Greece	0.3%
Portugal	0.3%
Ireland	0.2%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	23.8%
Industrials	12.5%
Materials	11.0%
Consumer Discretionary	10.8%
Consumer Staples	10.3%
Health Care	8.4%
Energy	7.4%
Telecommunication Services	5.7%
Utilities	5.2%
Information Technology	4.9%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.3%
Brazil	15.8%
Korea	13.5%
Other	12.3%
Taiwan	11.0%
India	7.9%
South Africa	7.4%
Russia	6.3%
Mexico	4.6%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.6%
Materials	14.6%
Energy	14.1%
Information Technology	12.7%
Telecommunication Services	7.8%
Industrials	7.3%
Consumer Discretionary	6.9%
Consumer Staples	6.8%
Utilities	3.4%
Health Care	0.8%

ProShares UltraShort MSCI Europe (Ticker: EPV)

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	34.0%
France	15.1%
Germany	13.0%
Switzerland	12.3%
Other	5.9%
Spain	5.0%
Sweden	5.0%
Italy	4.1%
Netherlands	3.9%
Finland	1.7%

MSCI Europe Index – Composition

% of Index
Financials	21.3%
Consumer Staples	12.7%
Industrials	10.9%
Materials	10.5%
Energy	10.3%
Health Care	10.1%
Consumer Discretionary	9.1%
Telecommunication Services	6.8%
Utilities	5.5%
Information Technology	2.8%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXIII

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.5%
Hong Kong	22.6%
Singapore	13.1%
New Zealand	0.8%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	47.1%
Materials	18.9%
Industrials	8.5%
Consumer Staples	7.5%
Consumer Discretionary	5.3%
Energy	4.1%
Utilities	3.4%
Telecommunication Services	2.6%
Health Care	2.0%
Information Technology	0.6%

ProShares UltraShort MSCI Brazil (Ticker: BZQ)

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	26.2%
Materials	25.4%
Energy	22.1%
Consumer Staples	9.0%
Utilities	5.2%
Consumer Discretionary	4.6%
Industrials	3.3%
Telecommunication Services	2.5%
Information Technology	1.7%

ProShares UltraShort FTSE China 25 (Ticker: FXP)

ProShares UltraShort FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.4%
Energy	22.4%
Communications	17.4%
Industrials	4.5%
Consumer, Cyclical	3.9%
Basic Materials	3.4%

XXXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.0%
Consumer Discretionary	19.6%
Financials	17.0%
Information Technology	13.7%
Materials	7.7%
Utilities	5.6%
Health Care	5.6%
Consumer Staples	5.2%
Telecommunication Services	4.1%
Energy	1.5%

ProShares UltraShort MSCI Mexico Investable Market (Ticker: SMK)

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	34.4%
Consumer Staples	24.1%
Materials	16.2%
Consumer Discretionary	11.3%
Financials	7.1%
Industrials	6.5%
Health Care	0.4%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments that correspond to the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-97%
Futures Contracts	-4%
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

November 30, 2010 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXV

ProShares UltraShort 7–10 Year Treasury (Ticker: PST)

ProShares UltraShort 7–10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-197%
Futures Contracts	-4%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7–10 Year U.S. Treasury
Bond Index – Composition

% of Index
7–10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-195%
Futures Contracts	-5%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Credit Suisse 130/30 (Ticker: CSM)

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index. The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	32%
Swap Agreements (Short)	-30%
Futures Contracts	—
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.3%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.6%
AT&T, Inc.	1.4%
Chevron Corp.	1.4%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	23.4%
Financials	16.7%
Technology	14.9%
Communications	10.8%
Energy	10.1%
Industrials	8.8%
Consumer, Cyclical	7.2%
Utilities	5.5%
Basic Materials	2.1%
Diversified	0.5%

XXXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2010 (Unaudited)

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: XXXVII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2010.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2010.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,283.90	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,186.90	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,170.80	$5.06	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
Ultra Russell3000
Actual	$1,000.00	$1,175.40	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,229.30	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,163.70	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,175.40	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,416.50	$5.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XXXVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,268.40	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,236.60	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,315.20	$5.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,209.80	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,106.30	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,252.40	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,168.20	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,287.10	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,090.20	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,259.00	$5.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,423.30	$5.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,142.60	$5.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,257.30	$5.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,205.90	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XXXIX

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$961.10	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,107.40	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,190.40	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,357.40	$5.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,165.50	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$771.20	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,157.00	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,188.90	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,262.50	$5.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,189.90	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,256.10	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,311.20	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Europe
Actual	$1,000.00	$1,280.50	$5.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,461.30	$5.86	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XL :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil
Actual	$1,000.00	$1,266.00	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$1,217.30	$5.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,155.60	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Mexico Investable Market
Actual	$1,000.00	$1,409.80	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,135.20	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,074.40	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ®
Actual	$1,000.00	$850.90	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$893.10	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$895.20	$4.28	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Short MidCap400
Actual	$1,000.00	$864.00	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$874.50	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$865.20	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ®
Actual	$1,000.00	$712.00	$4.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$789.40	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLI

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort S&P500®
Actual	$1,000.00	$790.70	$4.04	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Russell3000
Actual	$1,000.00	$779.50	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$731.10	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$742.10	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$723.70	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ®
Actual	$1,000.00	$585.20	$3.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$689.00	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$686.50	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$603.90	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$583.40	$3.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$827.00	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$738.30	$4.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$766.60	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$699.00	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell2000 Value
Actual	$1,000.00	$774.80	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$674.90	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$783.50	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$964.90	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$815.40	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$870.80	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$1,051.60	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$592.80	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$787.10	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$753.80	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$757.40	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$906.20	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$850.90	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$746.20	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLIII

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Oil & Gas
Actual	$1,000.00	$647.30	$3.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$731.90	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$746.90	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$765.20	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$737.30	$4.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$790.00	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$846.00	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$825.00	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 25
Actual	$1,000.00	$858.60	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$697.20	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$663.70	$3.96	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Europe
Actual	$1,000.00	$645.60	$3.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$590.90	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$676.00	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/10	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort FTSE China 25
Actual	$1,000.00	$721.40	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$798.70	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$639.40	$3.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$934.70	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$850.50	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$862.20	$4.34	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
Credit Suisse 130/30
Actual	$1,000.00	$1,075.60	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Expense Examples (Unaudited) :: ProShares Trust :: XLV

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Schedule of Portfolio Investments

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 1

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 60.9%
	Consumer Discretionary — 9.4%
75,431	Amazon.com, Inc.*	$13,230,597
37,833	Apollo Group, Inc., Class A*	1,286,322
90,016	Bed Bath & Beyond, Inc.*	3,937,300
367,445	Comcast Corp., Class A	7,348,900
160,106	DIRECTV, Class A*	6,649,202
54,812	DISH Network Corp., Class A*	1,007,993
70,910	Expedia, Inc.	1,867,060
45,784	Garmin Ltd.	1,325,905
139,122	Liberty Media Corp. - Interactive, Class A*	2,150,826
104,362	Mattel, Inc.	2,696,714
361,452	News Corp., Class A	4,930,205
35,100	O'Reilly Automotive, Inc.*	2,112,318
12,992	priceline.com, Inc.*	5,119,498
31,323	Ross Stores, Inc.	2,032,236
29,355	Sears Holdings Corp.*	1,922,753
124,421	Staples, Inc.	2,738,506
261,039	Starbucks Corp.	7,987,793
42,208	Urban Outfitters, Inc.*	1,595,040
86,116	Virgin Media, Inc.	2,194,236
34,157	Wynn Resorts Ltd.	3,453,273
		75,586,677
	Consumer Staples — 0.5%
58,676	Costco Wholesale Corp.	3,967,084
	Health Care — 8.3%
113,322	Amgen, Inc.*	5,970,936
66,703	Biogen Idec, Inc.*	4,266,991
115,556	Celgene Corp.*	6,861,715
18,593	Cephalon, Inc.*	1,180,470
20,840	Cerner Corp.*	1,831,002
34,778	DENTSPLY International, Inc.	1,075,336
122,782	Express Scripts, Inc.*	6,395,714
81,053	Genzyme Corp.*	5,772,595
209,501	Gilead Sciences, Inc.*	7,646,787
23,151	Henry Schein, Inc.*	1,329,562
69,134	Hologic, Inc.*	1,133,798
30,950	Illumina, Inc.*	1,860,714
9,969	Intuitive Surgical, Inc.*	2,594,831
47,066	Life Technologies Corp.*	2,344,122
112,022	Mylan, Inc.*	2,191,710
30,165	Patterson Cos., Inc.	896,805
59,731	QIAGEN N.V.*	1,093,077
185,806	Teva Pharmaceutical Industries Ltd. (ADR)	9,297,732
53,812	Vertex Pharmaceuticals, Inc.*	1,782,792
63,757	Warner Chilcott plc, Class A	1,212,021
		66,738,710

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 2.5%
41,596	C.H. Robinson Worldwide, Inc.	$3,066,041
46,529	Cintas Corp.	1,244,418
52,849	Expeditors International of Washington, Inc.	2,795,712
35,754	Fastenal Co.	1,913,554
33,792	Foster Wheeler AG*	946,176
31,264	J.B. Hunt Transport Services, Inc.	1,141,136
25,699	Joy Global, Inc.	1,961,348
103,654	PACCAR, Inc.	5,582,804
22,723	Stericycle, Inc.*	1,679,230
		20,330,419
	Information Technology — 39.0%
277,341	Activision Blizzard, Inc.	3,255,983
130,579	Adobe Systems, Inc.*	3,620,956
109,619	Altera Corp.	3,846,531
323,242	Apple, Inc.*	100,576,748
176,189	Applied Materials, Inc.	2,190,029
60,054	Autodesk, Inc.*	2,119,306
88,201	Automatic Data Processing, Inc.	3,931,119
69,557	Baidu, Inc. (ADR)*	7,316,701
52,696	BMC Software, Inc.*	2,339,702
103,760	Broadcom Corp., Class A	4,616,282
125,713	CA, Inc.	2,877,571
52,015	Check Point Software Technologies Ltd.*	2,229,883
517,587	Cisco Systems, Inc.*	9,916,967
56,349	Citrix Systems, Inc.*	3,742,701
74,398	Cognizant Technology Solutions Corp., Class A*	4,834,382
181,484	Dell, Inc.*	2,399,218
248,253	eBay, Inc.*	7,231,610
84,464	Electronic Arts, Inc.*	1,259,358
19,004	First Solar, Inc.*	2,334,641
47,634	Fiserv, Inc.*	2,634,160
216,165	Flextronics International Ltd.*	1,567,196
41,976	FLIR Systems, Inc.*	1,125,167
38,025	Google, Inc., Class A*	21,130,873
27,776	Infosys Technologies Ltd. (ADR)	1,837,382
494,598	Intel Corp.	10,445,910
100,379	Intuit, Inc.*	4,506,013
51,591	KLA-Tencor Corp.	1,891,842
32,517	Lam Research Corp.*	1,473,996
76,103	Linear Technology Corp.	2,480,958
43,552	Logitech International S.A. (Registered)*	841,425
157,343	Marvell Technology Group Ltd.*	3,035,146
74,487	Maxim Integrated Products, Inc.	1,731,823
39,211	Microchip Technology, Inc.	1,317,882
755,493	Microsoft Corp.	19,045,978

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
94,721	NetApp, Inc.*	$4,824,140
142,987	NVIDIA Corp.*	1,944,623
531,627	Oracle Corp.	14,375,194
86,987	Paychex, Inc.	2,482,609
491,104	QUALCOMM, Inc.	22,954,201
133,976	Research In Motion Ltd.*	8,286,416
60,088	SanDisk Corp.*	2,679,925
119,352	Seagate Technology plc*	1,600,510
209,372	Symantec Corp.*	3,517,450
41,639	VeriSign, Inc.*	1,428,634
87,107	Xilinx, Inc.	2,362,342
164,427	Yahoo!, Inc.*	2,593,014
		314,754,497
	Materials — 0.2%
29,561	Sigma-Aldrich Corp.	1,868,847
	Telecommunication Services — 1.0%
26,725	Millicom International Cellular S.A.	2,319,196
41,525	NII Holdings, Inc.*	1,609,509
179,471	Vodafone Group plc (ADR)	4,497,543
		8,426,248
	Total Common Stocks (Cost $502,360,532)	491,672,482
Principal Amount
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank
$30,279,881	0.07%, due 12/01/10	30,279,881
46,312,949	0.09%, due 12/06/10	46,312,949
	Total U.S. Government & Agency Securities (Cost $76,592,830)	76,592,830
	Repurchase Agreements (a)(b) — 21.8%
175,815,711	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $175,817,987	175,815,711
	Total Repurchase Agreements (Cost $175,815,711)	175,815,711
	Total Investment Securities (Cost $754,769,073) — 92.2%	744,081,023
	Other assets less liabilities — 7.8%	63,082,995
	Net Assets — 100.0%	$807,164,018

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $75,676,311.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,763,543
Aggregate gross unrealized depreciation	(31,849,967)
Net unrealized depreciation	$(12,086,424)
Federal income tax cost of investments	$756,167,447

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 3

  Ultra QQQ®  QLD

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,708	12/17/10	$114,643,180	$12,638,371

Cash collateral in the amount of $12,214,496 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$29,187,874	$(754,294)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	148,164,205	8,731,584
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	8,213,135	(265,836)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	91,805,773	(1,594,381)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	75,066,766	(3,107,247)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	111,483,014	11,707,958
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	478,775,210	27,963,019
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	65,389,056	9,958,884
		$52,639,687

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 53.2%
	Consumer Discretionary — 5.3%
108,002	Home Depot, Inc.	$3,262,740
108,002	McDonald's Corp.	8,456,557
108,002	Walt Disney Co. (The)	3,943,153
		15,662,450
	Consumer Staples — 7.6%
108,002	Coca-Cola Co. (The)	6,822,486
108,002	Kraft Foods, Inc., Class A	3,267,061
108,002	Procter & Gamble Co. (The)	6,595,682
108,002	Wal-Mart Stores, Inc.	5,841,828
		22,527,057
	Energy — 5.5%
108,002	Chevron Corp.	8,744,922
108,002	Exxon Mobil Corp.	7,512,619
		16,257,541
	Financials — 5.3%
108,002	American Express Co.	4,667,847
108,002	Bank of America Corp.	1,182,622
108,002	JPMorgan Chase & Co.	4,037,115
108,002	Travelers Cos., Inc. (The)	5,831,028
		15,718,612
	Health Care — 4.1%
108,002	Johnson & Johnson	6,647,523
108,002	Merck & Co., Inc.	3,722,829
108,002	Pfizer, Inc.	1,759,353
		12,129,705
	Industrials — 11.9%
108,002	3M Co.	9,070,008
108,002	Boeing Co. (The)	6,887,288
108,002	Caterpillar, Inc.	9,136,969
108,002	General Electric Co.	1,709,672
108,002	United Technologies Corp.	8,129,310
		34,933,247
	Information Technology — 9.1%
108,002	Cisco Systems, Inc.*	2,069,318
108,002	Hewlett-Packard Co.	4,528,524
108,002	Intel Corp.	2,281,002
108,002	International Business Machines Corp.	15,277,963
108,002	Microsoft Corp.	2,722,731
		26,879,538
	Materials — 2.2%
108,002	Alcoa, Inc.	1,416,986
108,002	E.I. du Pont de Nemours & Co.	5,075,014
		6,492,000

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.2%
108,002	AT&T, Inc.	$3,001,375
108,002	Verizon Communications, Inc.	3,457,144
		6,458,519
	Total Common Stocks (Cost $158,597,818)	157,058,669
Principal Amount
	U.S. Government & Agency Securities (a) — 13.2%
	Federal Home Loan Bank
$13,050,485	0.07%, due 12/01/10	13,050,485
25,804,199	0.09%, due 12/06/10	25,804,199
	Total U.S. Government & Agency Securities (Cost $38,854,684)	38,854,684
	Repurchase Agreements (a)(b) — 30.4%
89,571,807	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $89,573,021	89,571,807
	Total Repurchase Agreements (Cost $89,571,807)	89,571,807
	Total Investment Securities (Cost $287,024,309) — 96.8%	285,485,160
	Other assets less liabilities — 3.2%	9,584,441
	Net Assets — 100.0%	$295,069,601

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $55,554,711.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,830,457
Aggregate gross unrealized depreciation	(6,421,749)
Net unrealized depreciation	$(1,591,292)
Federal income tax cost of investments	$287,076,452

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 5

  Ultra Dow30SM  DDM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	436	12/17/10	$23,969,100	$1,429,230

Cash collateral in the amount of $4,563,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$14,088,667	$(473,252)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	99,976,473	1,450,256
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	8,687,050	(291,304)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	47,126,561	(795,700)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	9,446,538	(316,788)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	209,939,496	3,107,208
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	19,887,000	1,939,675
		$4,620,095

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.7%
76,200	3M Co. (Industrials)	0.4%	$6,399,276
164,899	Abbott Laboratories (Health Care)	0.5%	7,669,453
222,487	Altria Group, Inc. (Consumer Staples)	0.4%	5,339,688
37,855	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	6,639,767
112,010	American Express Co. (Financials)	0.2%	4,841,072
102,328	Amgen, Inc.* (Health Care)	0.4%	5,391,662
97,779	Apple, Inc.* (Information Technology)	2.1%	30,423,936
631,308	AT&T, Inc. (Telecommunication Services)	1.2%	17,544,049
1,071,958	Bank of America Corp. (Financials)	0.8%	11,737,940
185,103	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	14,749,007
78,285	Boeing Co. (The) (Industrials)	0.3%	4,992,234
67,461	Caterpillar, Inc. (Industrials)	0.4%	5,707,201
214,555	Chevron Corp. (Energy)	1.2%	17,372,518
610,192	Cisco Systems, Inc.* (Information Technology)	0.8%	11,691,279
2,724,861	Citigroup, Inc.* (Financials)	0.8%	11,444,416
246,471	Coca-Cola Co. (The) (Consumer Staples)	1.1%	15,569,573
300,339	Comcast Corp., Class A (Consumer Discretionary)	0.4%	6,006,780
158,719	ConocoPhillips (Energy)	0.7%	9,550,122
544,835	Exxon Mobil Corp. (Energy)	2.6%	37,898,723
368,017	Ford Motor Co.* (Consumer Discretionary)	0.4%	5,866,191
50,427	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.4%	5,109,264
1,144,018	General Electric Co. (Industrials)	1.2%	18,109,805
54,985	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	8,585,358
26,606	Google, Inc., Class A* (Information Technology)	1.0%	14,785,220
242,674	Hewlett-Packard Co. (Information Technology)	0.7%	10,175,321
178,197	Home Depot, Inc. (Consumer Discretionary)	0.4%	5,383,331

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
594,450	Intel Corp. (Information Technology)	0.9%	$12,554,784
134,973	International Business Machines Corp. (Information Technology)	1.3%	19,093,281
294,731	Johnson & Johnson (Health Care)	1.2%	18,140,693
424,286	JPMorgan Chase & Co. (Financials)	1.1%	15,859,811
186,282	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	5,635,031
113,874	McDonald's Corp. (Consumer Discretionary)	0.6%	8,916,334
329,332	Merck & Co., Inc. (Health Care)	0.8%	11,352,074
814,874	Microsoft Corp. (Information Technology)	1.4%	20,542,974
86,769	Occidental Petroleum Corp. (Energy)	0.5%	7,650,423
414,139	Oracle Corp. (Information Technology)	0.8%	11,198,319
170,243	PepsiCo, Inc. (Consumer Staples)	0.8%	11,002,805
860,137	Pfizer, Inc. (Health Care)	1.0%	14,011,632
196,141	Philip Morris International, Inc. (Consumer Staples)	0.8%	11,158,462
303,727	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	18,548,608
171,782	QUALCOMM, Inc. (Information Technology)	0.6%	8,029,091
145,937	Schlumberger Ltd. (Energy)	0.8%	11,286,801
204,817	U.S. Bancorp (Financials)	0.2%	4,870,548
105,819	United Parcel Service, Inc., Class B (Industrials)	0.5%	7,421,086
99,396	United Technologies Corp. (Industrials)	0.5%	7,481,537
302,033	Verizon Communications, Inc. (Telecommunication Services)	0.7%	9,668,076
214,038	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	11,577,315
204,636	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	7,471,260
560,003	Wells Fargo & Co. (Financials)	1.0%	15,237,682
17,460,764	Other Common Stocks	39.7%	578,961,408
	Total Common Stocks (Cost $1,112,170,317)		1,146,653,221

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 7

  Ultra S&P500®  SSO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank,
$20,556,308	0.07%, due 12/01/10	$20,556,308
42,756,291	0.09%, due 12/06/10	42,756,291
	Total U.S. Government & Agency Securities (Cost $63,312,599)	63,312,599
	Repurchase Agreements (a)(b) — 10.0%
146,072,102	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $146,074,097	146,072,102
	Total Repurchase Agreements (Cost $146,072,102)	146,072,102
	Total Investment Securities (Cost $1,321,555,018) — 93.1%	1,356,037,922
	Other assets less liabilities — 6.9%	100,650,556
	Net Assets — 100.0%	$1,456,688,478

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $123,892,053.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,285,205
Aggregate gross unrealized depreciation	(57,076,397)
Net unrealized appreciation	$29,208,808
Federal income tax cost of investments	$1,326,829,114

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	828	12/17/10	$48,831,300	$3,521,567

Cash collateral in the amount of $4,852,901 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$953,176,427	$81,236,920
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	113,227,172	6,349,554
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	139,496,491	(3,479,686)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	26,759,104	(922,361)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	63,366,510	(2,191,358)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	146,466,892	(4,697,611)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	275,405,701	18,940,495
		$95,235,953

See accompanying notes to the financial statements.

8 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SSO  Ultra S&P500®

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	8.5%
Consumer Staples	8.7%
Energy	9.2%
Financials	12.0%
Health Care	8.8%
Industrials	8.6%
Information Technology	14.9%
Materials	2.9%
Telecommunication Services	2.4%
Utilities	2.7%
Other[1]	21.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 9

  Ultra Russell3000  UWC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 14.3%
52	3M Co. (Industrials)	0.1%	$4,367
112	Abbott Laboratories (Health Care)	0.1%	5,209
151	Altria Group, Inc. (Consumer Staples)	0.1%	3,624
25	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	4,385
69	Amgen, Inc.* (Health Care)	0.1%	3,636
66	Apple, Inc.* (Information Technology)	0.3%	20,536
427	AT&T, Inc. (Telecommunication Services)	0.2%	11,866
725	Bank of America Corp. (Financials)	0.1%	7,939
125	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	9,960
55	Boeing Co. (The) (Industrials)	0.0%	3,507
45	Caterpillar, Inc. (Industrials)	0.1%	3,807
145	Chevron Corp. (Energy)	0.2%	11,741
413	Cisco Systems, Inc.* (Information Technology)	0.1%	7,913
1,530	Citigroup, Inc.* (Financials)	0.1%	6,426
152	Coca-Cola Co. (The) (Consumer Staples)	0.1%	9,602
203	Comcast Corp., Class A (Consumer Discretionary)	0.1%	4,060
108	ConocoPhillips (Energy)	0.1%	6,498
369	Exxon Mobil Corp. (Energy)	0.4%	25,668
241	Ford Motor Co.* (Consumer Discretionary)	0.1%	3,842
34	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.0%	3,445
772	General Electric Co. (Industrials)	0.2%	12,221
37	Goldman Sachs Group, Inc. (The) (Financials)	0.1%	5,777
18	Google, Inc., Class A* (Information Technology)	0.1%	10,003
170	Hewlett-Packard Co. (Information Technology)	0.1%	7,128
122	Home Depot, Inc. (Consumer Discretionary)	0.1%	3,686
402	Intel Corp. (Information Technology)	0.1%	8,490

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
93	International Business Machines Corp. (Information Technology)	0.2%	$13,156
199	Johnson & Johnson (Health Care)	0.2%	12,248
288	JPMorgan Chase & Co. (Financials)	0.2%	10,765
116	Kraft Foods, Inc., Class A (Consumer Staples)	0.0%	3,509
78	McDonald's Corp. (Consumer Discretionary)	0.1%	6,107
225	Merck & Co., Inc. (Health Care)	0.1%	7,756
554	Microsoft Corp. (Information Technology)	0.2%	13,966
59	Occidental Petroleum Corp. (Energy)	0.1%	5,202
275	Oracle Corp. (Information Technology)	0.1%	7,436
117	PepsiCo, Inc. (Consumer Staples)	0.1%	7,562
583	Pfizer, Inc. (Health Care)	0.1%	9,497
134	Philip Morris International, Inc. (Consumer Staples)	0.1%	7,623
208	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	12,703
119	QUALCOMM, Inc. (Information Technology)	0.1%	5,562
99	Schlumberger Ltd. (Energy)	0.1%	7,657
139	U.S. Bancorp (Financials)	0.0%	3,305
37	Union Pacific Corp. (Industrials)	0.0%	3,334
52	United Parcel Service, Inc., Class B (Industrials)	0.1%	3,647
67	United Technologies Corp. (Industrials)	0.1%	5,043
204	Verizon Communications, Inc. (Telecommunication Services)	0.1%	6,530
148	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	8,005
142	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	5,184
352	Wells Fargo & Co. (Financials)	0.1%	9,578
21,588	Other Common Stocks	8.6%	582,980
	Total Common Stocks (Cost $884,722)		963,691

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UWC  Ultra Russell3000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.9%
	Federal Home Loan Bank,
$1,089,024	0.07%, due 12/01/10	$1,089,024
653,719	0.09%, due 12/06/10	653,719
	Total U.S. Government & Agency Securities (Cost $1,742,743)	1,742,743
	Repurchase Agreements (a)(b) — 58.3%
3,934,160	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10/ - 12/06/10, total to be received $3,934,201	3,934,160
	Total Repurchase Agreements (Cost $3,934,160)	3,934,160
	Total Investment Securities (Cost $6,561,625) — 98.5%	6,640,594
	Other assets less liabilities — 1.5%	103,711
	Net Assets — 100.0%	$6,744,305

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,664,495.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,203
Aggregate gross unrealized depreciation	(43,841)
Net unrealized appreciation	$77,362
Federal income tax cost of investments	$6,563,232

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$729,336	$(21,731)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	5,922,461	(177,216)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	2,736,999	(73,727)
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	146,641	123,574
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	2,987,155	321,658
		$172,558

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	1.7%
Consumer Staples	1.3%
Energy	1.6%
Financials	2.3%
Health Care	1.6%
Industrials	1.6%
Information Technology	2.7%
Materials	0.6%
Telecommunication Services	0.4%
Utilities	0.5%
Other[1]	85.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 11

  Ultra MidCap400  MVV

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 57.7%
4,615	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$304,544
2,814	Affiliated Managers Group, Inc.* (Financials)	0.2%	245,972
5,034	Albemarle Corp. (Materials)	0.3%	272,289
9,256	AMB Property Corp. (REIT) (Financials)	0.3%	270,090
5,857	AMETEK, Inc. (Industrials)	0.3%	346,559
4,983	ANSYS, Inc.* (Information Technology)	0.2%	241,675
8,947	Arch Coal, Inc. (Energy)	0.3%	261,252
25,364	Atmel Corp.* (Information Technology)	0.3%	263,532
8,357	Avnet, Inc.* (Information Technology)	0.3%	256,142
6,246	BorgWarner, Inc.* (Consumer Discretionary)	0.4%	376,884
4,461	Bucyrus International, Inc. (Industrials)	0.4%	397,743
1,705	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	440,725
3,904	Church & Dwight Co., Inc. (Consumer Staples)	0.2%	254,736
4,616	Cimarex Energy Co. (Energy)	0.4%	371,773
5,920	Cree, Inc.* (Information Technology)	0.4%	385,866
6,969	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	382,947
6,238	Edwards Lifesciences Corp.* (Health Care)	0.4%	413,954
3,858	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	271,565
3,082	Everest Re Group Ltd. (Financials)	0.3%	257,316
4,408	F5 Networks, Inc.* (Information Technology)	0.6%	581,327
3,376	Federal Realty Investment Trust (REIT) (Financials)	0.3%	261,269
6,286	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.2%	233,085
5,031	Henry Schein, Inc.* (Health Care)	0.3%	288,930
14,266	Hologic, Inc.* (Health Care)	0.2%	233,962
5,681	Joy Global, Inc. (Industrials)	0.4%	433,574

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,618	Kansas City Southern* (Industrials)	0.3%	$265,956
6,802	Lam Research Corp.* (Information Technology)	0.3%	308,335
3,698	Lubrizol Corp. (Materials)	0.4%	386,663
7,142	Macerich Co. (The) (REIT) (Financials)	0.3%	330,960
4,508	Manpower, Inc. (Industrials)	0.2%	253,891
1,829	Mettler-Toledo International, Inc.* (Health Care)	0.3%	265,534
4,508	National Fuel Gas Co. (Utilities)	0.3%	285,627
6,780	Nationwide Health Properties, Inc. (REIT) (Financials)	0.2%	244,419
2,381	NetFlix, Inc.* (Consumer Discretionary)	0.5%	490,248
23,975	New York Community Bancorp, Inc. (Financials)	0.4%	402,780
7,346	Newfield Exploration Co.* (Energy)	0.5%	490,933
5,675	NSTAR (Utilities)	0.2%	234,945
5,351	OGE Energy Corp. (Utilities)	0.2%	238,173
4,521	Perrigo Co. (Health Care)	0.3%	272,345
6,512	PetSmart, Inc. (Consumer Discretionary)	0.2%	246,544
3,633	Phillips-Van Heusen Corp. (Consumer Discretionary)	0.2%	246,463
9,669	Pride International, Inc.* (Energy)	0.3%	300,706
8,349	ResMed, Inc.* (Health Care)	0.3%	266,751
7,779	Riverbed Technology, Inc.* (Information Technology)	0.3%	263,786
5,651	Rovi Corp.* (Information Technology)	0.3%	311,766
9,786	Skyworks Solutions, Inc.* (Information Technology)	0.2%	249,054
4,290	SL Green Realty Corp. (REIT) (Financials)	0.3%	280,566
6,528	Trimble Navigation Ltd.* (Information Technology)	0.2%	243,103
11,111	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	368,107
1,618,338	Other Common Stocks	42.5%	42,789,020
	Total Common Stocks (Cost $52,774,025)		58,084,386

See accompanying notes to the financial statements.

12 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  MVV  Ultra MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.7%
	Federal Home Loan Bank,
$3,603,607	0.07%, due 12/01/10	$3,603,607
7,223,127	0.09%, due 12/06/10	7,223,127
	Total U.S. Government & Agency Securities (Cost $10,826,734)	10,826,734
	Repurchase Agreements (a)(b) — 24.8%
24,964,341	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $24,964,679	24,964,341
	Total Repurchase Agreements (Cost $24,964,341)	24,964,341
	Total Investment Securities (Cost $88,565,100) — 93.2%	93,875,461
	Other assets less liabilities — 6.8%	6,882,961
	Net Assets — 100.0%	$100,758,422

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $20,871,797.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,167,003
Aggregate gross unrealized depreciation	(3,276,278)
Net unrealized appreciation	$4,890,725
Federal income tax cost of investments	$88,984,736

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	35	12/17/10	$2,980,950	$330,859

Cash collateral in the amount of $455,060 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$43,529,894	$4,758,955
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	7,239,204	800,179
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	30,584,536	(367,515)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	15,656,005	(135,899)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	23,736,868	1,873,478
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	19,730,969	(348,103)
		$6,581,095

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 13

  Ultra MidCap400  MVV

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	8.7%
Consumer Staples	2.1%
Energy	3.6%
Financials	10.9%
Health Care	6.2%
Industrials	9.1%
Information Technology	9.4%
Materials	3.7%
Telecommunication Services	0.5%
Utilities	3.5%
Other[1]	42.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 68.3%
4,307	Actuant Corp., Class A (Industrials)	0.2%	$101,774
3,194	AMERIGROUP Corp.* (Health Care)	0.3%	137,438
8,095	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	142,715
3,326	Brady Corp., Class A (Industrials)	0.2%	102,873
1,186	CARBO Ceramics, Inc. (Energy)	0.3%	115,220
3,764	Carter's, Inc.* (Consumer Discretionary)	0.3%	119,168
2,463	Catalyst Health Solutions, Inc.* (Health Care)	0.3%	105,712
3,193	CLARCOR, Inc. (Industrials)	0.3%	129,987
2,049	Coinstar, Inc.* (Consumer Discretionary)	0.3%	132,038
2,826	Concur Technologies, Inc.* (Information Technology)	0.3%	144,719
2,953	Cooper Cos., Inc. (The) (Health Care)	0.4%	157,985
10,019	Cypress Semiconductor Corp.* (Information Technology)	0.4%	156,998
9,777	DiamondRock Hospitality Co. (REIT)* (Financials)	0.2%	102,952
9,379	East West Bancorp, Inc. (Financials)	0.4%	162,632
4,203	EMCOR Group, Inc.* (Industrials)	0.3%	112,640
2,946	Entertainment Properties Trust (REIT) (Financials)	0.3%	136,400
1,902	Esterline Technologies Corp.* (Industrials)	0.3%	111,990
1,718	HMS Holdings Corp.* (Health Care)	0.3%	108,251
2,345	Home Properties, Inc. (REIT) (Financials)	0.3%	125,669
3,314	Kilroy Realty Corp. (REIT) (Financials)	0.3%	113,074
4,427	LaSalle Hotel Properties (REIT) (Financials)	0.3%	105,363
2,112	Magellan Health Services, Inc.* (Health Care)	0.2%	102,854
5,260	Microsemi Corp.* (Information Technology)	0.3%	116,456
2,079	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	127,588
2,877	Moog, Inc., Class A* (Industrials)	0.3%	106,046

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,278	National Retail Properties, Inc. (REIT) (Financials)	0.3%	$137,281
2,620	New Jersey Resources Corp. (Utilities)	0.3%	112,948
3,175	Oil States International, Inc.* (Energy)	0.4%	188,373
4,511	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	133,435
3,080	Post Properties, Inc. (REIT) (Financials)	0.2%	104,936
1,992	ProAssurance Corp.* (Financials)	0.3%	117,986
2,709	Progress Software Corp.* (Information Technology)	0.2%	104,486
4,526	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.3%	130,439
3,617	Salix Pharmaceuticals Ltd.* (Health Care)	0.4%	161,499
1,345	SEACOR Holdings, Inc.* (Energy)	0.3%	146,605
2,540	Signature Bank/NY* (Financials)	0.3%	111,633
3,982	SM Energy Co. (Energy)	0.5%	197,866
2,874	Southwest Gas Corp. (Utilities)	0.2%	100,676
2,240	Stifel Financial Corp.* (Financials)	0.3%	116,099
2,566	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	123,117
1,960	Toro Co. (The) (Industrials)	0.3%	114,092
2,214	TreeHouse Foods, Inc.* (Consumer Staples)	0.3%	109,992
9,831	TriQuint Semiconductor, Inc.* (Information Technology)	0.3%	117,087
2,984	United Natural Foods, Inc.* (Consumer Staples)	0.3%	111,721
4,725	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.3%	148,979
2,557	Veeco Instruments, Inc.* (Information Technology)	0.3%	112,457
2,536	Viasat, Inc.* (Information Technology)	0.2%	104,889
4,244	World Fuel Services Corp. (Energy)	0.3%	127,744
2,394	Wright Express Corp.* (Information Technology)	0.2%	103,110
1,209,144	Other Common Stocks	53.8%	22,564,025
	Total Common Stocks (Cost $26,928,136)		28,680,017

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 15

  Ultra SmallCap600  SAA

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.0%
	Federal Home Loan Bank,
$844,102	0.07%, due 12/01/10	$844,102
1,662,215	0.09%, due 12/06/10	1,662,215
	Total U.S. Government & Agency Securities (Cost $2,506,317)	2,506,317
	Repurchase Agreements (a)(b) — 13.8%
5,777,444	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,777,522	5,777,444
	Total Repurchase Agreements (Cost $5,777,444)	5,777,444
	Total Investment Securities (Cost $35,211,897) — 88.1%	36,963,778
	Other assets less liabilities — 11.9%	4,989,390
	Net Assets — 100.0%	$41,953,168

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $5,366,876.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,751,588
Aggregate gross unrealized depreciation	(4,482,421)
Net unrealized depreciation	$(730,833)
Federal income tax cost of investments	$37,694,611

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	25	12/17/10	$964,750	$117,453

Cash collateral in the amount of $91,515 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$24,932,586	$3,666,338
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	3,065,789	306,151
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	4,459,650	(308,953)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	2,131,083	313,871
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	8,261,606	(97,169)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	11,429,374	1,100,264
		$4,980,502

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SAA  Ultra SmallCap600

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.0%
Financials	12.7%
Health Care	8.4%
Industrials	10.7%
Information Technology	13.7%
Materials	3.0%
Telecommunication Services	0.4%
Utilities	2.7%
Other[1]	31.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 17

  Ultra Russell2000  UWM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 52.7%
4,356	Acme Packet, Inc.* (Information Technology)	0.1%	$213,357
4,330	Acuity Brands, Inc. (Industrials)	0.1%	233,214
7,454	Allied Nevada Gold Corp.* (Materials)	0.1%	199,320
6,499	American Campus Communities, Inc. (REIT) (Financials)	0.1%	204,329
33,808	American Capital Ltd.* (Financials)	0.1%	243,080
5,150	AMERIGROUP Corp.* (Health Care)	0.1%	221,604
19,301	Apollo Investment Corp. (Financials)	0.1%	203,819
4,663	Baldor Electric Co. (Industrials)	0.2%	295,215
13,024	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	229,613
11,588	Brigham Exploration Co.* (Energy)	0.2%	291,438
13,744	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	226,776
5,022	CLARCOR, Inc. (Industrials)	0.1%	204,446
8,763	Coeur d'Alene Mines Corp.* (Materials)	0.1%	213,379
3,156	Coinstar, Inc.* (Consumer Discretionary)	0.1%	203,373
7,740	Complete Production Services, Inc.* (Energy)	0.1%	220,203
4,007	Concur Technologies, Inc.* (Information Technology)	0.1%	205,198
13,933	Dana Holding Corp.* (Consumer Discretionary)	0.1%	210,528
3,852	Deckers Outdoor Corp.* (Consumer Discretionary)	0.2%	296,219
3,383	Dril-Quip, Inc.* (Energy)	0.1%	261,980
4,631	Entertainment Properties Trust (REIT) (Financials)	0.1%	214,415
11,987	GrafTech International Ltd.* (Industrials)	0.1%	234,945
25,495	Hecla Mining Co.* (Materials)	0.1%	244,497
7,126	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	217,414
3,734	Home Properties, Inc. (REIT) (Financials)	0.1%	200,105
8,494	Jack Henry & Associates, Inc. (Information Technology)	0.1%	232,226
27,890	MFA Financial, Inc. (REIT) (Financials)	0.1%	227,303
3,267	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.1%	200,496

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,293	National Retail Properties, Inc. (REIT) (Financials)	0.1%	$215,701
3,395	Nordson Corp. (Industrials)	0.1%	269,665
11,559	Parametric Technology Corp.* (Information Technology)	0.1%	247,594
7,143	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	211,290
3,100	Polaris Industries, Inc. (Consumer Discretionary)	0.1%	225,339
9,651	Rackspace Hosting, Inc.* (Information Technology)	0.2%	281,520
12,556	Riverbed Technology, Inc.* (Information Technology)	0.2%	425,774
3,875	Rock-Tenn Co., Class A (Materials)	0.1%	209,599
5,190	Rockwood Holdings, Inc.* (Materials)	0.1%	198,102
5,671	Salix Pharmaceuticals Ltd.* (Health Care)	0.1%	253,210
12,084	Solutia, Inc.* (Materials)	0.1%	258,356
6,676	Sotheby's (Consumer Discretionary)	0.1%	267,774
5,900	STERIS Corp. (Health Care)	0.1%	203,019
6,942	Syniverse Holdings, Inc.* (Telecommunication Services)	0.1%	212,148
5,949	Tenneco, Inc.* (Consumer Discretionary)	0.1%	216,901
16,538	TIBCO Software, Inc.* (Information Technology)	0.2%	324,806
3,505	Under Armour, Inc., Class A* (Consumer Discretionary)	0.1%	202,344
8,507	VeriFone Systems, Inc.* (Information Technology)	0.2%	295,618
4,423	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	238,179
6,069	Woodward Governor Co. (Industrials)	0.1%	204,829
6,839	World Fuel Services Corp. (Energy)	0.1%	205,854
7,233	WR Grace & Co.* (Materials)	0.1%	242,089
7,071,479	Other Common Stocks	47.1%	97,421,821
	Total Common Stocks (Cost $108,199,733)		108,980,024
No. of Warrants
	Warrants — 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UWM  Ultra Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.4%
	Federal Home Loan Bank,
$8,099,466	0.07%, due 12/01/10	$8,099,466
15,377,969	0.09%, due 12/06/10	15,377,969
	Total U.S. Government & Agency Securities (Cost $23,477,435)	23,477,435
	Repurchase Agreements (a)(b) — 26.2%
54,087,185	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $54,087,913	54,087,185
	Total Repurchase Agreements (Cost $54,087,185)	54,087,185
	Total Investment Securities (Cost $185,764,353) — 90.3%	186,544,644
	Other assets less liabilities — 9.7%	20,138,357
	Net Assets — 100.0%	$206,683,001

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $26,168,206.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,881,282
Aggregate gross unrealized depreciation	(10,965,349)
Net unrealized depreciation	$(84,067)
Federal income tax cost of investments	$186,628,711

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	296	12/17/10	$21,498,480	$2,804,082

Cash collateral in the amount of $1,735,020 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$6,519,820	$(815,491)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	60,871,616	1,328,464
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,335,343	(29,313)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	33,002,901	(477,497)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	128,562,866	11,986,235
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	51,639,635	6,502,962
		$18,495,360

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 19

  Ultra Russell2000  UWM

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	7.4%
Consumer Staples	1.6%
Energy	3.3%
Financials	10.7%
Health Care	6.3%
Industrials	8.3%
Information Technology	10.0%
Materials	2.9%
Telecommunication Services	0.5%
Utilities	1.7%
Other[1]	47.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

20 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) — 67.1%
	Consumer Discretionary — 10.3%
11,926	Amazon.com, Inc.*	$2,091,820
5,979	Apollo Group, Inc., Class A*	203,286
14,234	Bed Bath & Beyond, Inc.*	622,595
58,097	Comcast Corp., Class A	1,161,940
25,315	DIRECTV, Class A*	1,051,332
8,667	DISH Network Corp., Class A*	159,386
11,211	Expedia, Inc.	295,186
7,240	Garmin Ltd.	209,670
22,000	Liberty Media Corp. - Interactive, Class A*	340,120
16,500	Mattel, Inc.	426,360
57,150	News Corp., Class A	779,526
5,549	O'Reilly Automotive, Inc.*	333,939
2,051	priceline.com, Inc.*	808,197
4,952	Ross Stores, Inc.	321,286
4,642	Sears Holdings Corp.*	304,051
19,671	Staples, Inc.	432,959
41,273	Starbucks Corp.	1,262,954
6,671	Urban Outfitters, Inc.*	252,097
13,617	Virgin Media, Inc.	346,961
5,400	Wynn Resorts Ltd.	545,940
		11,949,605
	Consumer Staples — 0.5%
9,279	Costco Wholesale Corp.	627,353
	Health Care — 9.1%
17,918	Amgen, Inc.*	944,099
10,547	Biogen Idec, Inc.*	674,692
18,272	Celgene Corp.*	1,084,991
2,937	Cephalon, Inc.*	186,470
3,295	Cerner Corp.*	289,499
5,501	DENTSPLY International, Inc.	170,091
19,412	Express Scripts, Inc.*	1,011,171
12,815	Genzyme Corp.*	912,684
33,125	Gilead Sciences, Inc.*	1,209,063
3,658	Henry Schein, Inc.*	210,079
10,928	Hologic, Inc.*	179,219
4,892	Illumina, Inc.*	294,107
1,577	Intuitive Surgical, Inc.*	410,477
7,442	Life Technologies Corp.*	370,649
17,711	Mylan, Inc.*	346,516
4,770	Patterson Cos., Inc.	141,812
9,447	QIAGEN N.V.*	172,880
29,377	Teva Pharmaceutical Industries Ltd. (ADR)	1,470,025
8,508	Vertex Pharmaceuticals, Inc.*	281,870
10,081	Warner Chilcott plc, Class A	191,640
		10,552,034

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 2.8%
6,576	C.H. Robinson Worldwide, Inc.	$484,717
7,356	Cintas Corp.	196,736
8,355	Expeditors International of Washington, Inc.	441,979
5,653	Fastenal Co.	302,549
5,342	Foster Wheeler AG*	149,576
4,943	J.B. Hunt Transport Services, Inc.	180,419
4,063	Joy Global, Inc.	310,088
16,388	PACCAR, Inc.	882,658
3,594	Stericycle, Inc.*	265,597
		3,214,319
	Information Technology — 43.0%
43,852	Activision Blizzard, Inc.	514,822
20,645	Adobe Systems, Inc.*	572,486
17,331	Altera Corp.	608,145
51,108	Apple, Inc.*	15,902,254
27,858	Applied Materials, Inc.	346,275
9,494	Autodesk, Inc.*	335,043
13,945	Automatic Data Processing, Inc.	621,529
10,997	Baidu, Inc. (ADR)*	1,156,774
8,330	BMC Software, Inc.*	369,852
16,405	Broadcom Corp., Class A	729,858
19,877	CA, Inc.	454,985
8,226	Check Point Software Technologies Ltd.*	352,649
81,836	Cisco Systems, Inc.*	1,567,978
8,910	Citrix Systems, Inc.*	591,802
11,763	Cognizant Technology Solutions Corp., Class A*	764,360
28,695	Dell, Inc.*	379,348
39,250	eBay, Inc.*	1,143,352
13,354	Electronic Arts, Inc.*	199,108
3,004	First Solar, Inc.*	369,041
7,530	Fiserv, Inc.*	416,409
34,179	Flextronics International Ltd.*	247,798
6,638	FLIR Systems, Inc.*	177,932
6,013	Google, Inc., Class A*	3,341,484
4,391	Infosys Technologies Ltd. (ADR)	290,465
78,201	Intel Corp.	1,651,605
15,872	Intuit, Inc.*	712,494
8,156	KLA-Tencor Corp.	299,081
5,144	Lam Research Corp.*	233,178
12,033	Linear Technology Corp.	392,276
6,889	Logitech International S.A. (Registered)*	133,095
24,878	Marvell Technology Group Ltd.*	479,897
11,776	Maxim Integrated Products, Inc.	273,792
6,200	Microchip Technology, Inc.	208,382

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 21

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) (continued)
119,453	Microsoft Corp.	$3,011,410
14,975	NetApp, Inc.*	762,677
22,608	NVIDIA Corp.*	307,469
84,057	Oracle Corp.	2,272,901
13,754	Paychex, Inc.	392,539
77,650	QUALCOMM, Inc.	3,629,361
21,184	Research In Motion Ltd.*	1,310,230
9,501	SanDisk Corp.*	423,745
18,869	Seagate Technology plc*	253,033
33,105	Symantec Corp.*	556,164
6,586	VeriSign, Inc.*	225,966
13,772	Xilinx, Inc.	373,497
25,994	Yahoo!, Inc.*	409,925
		49,766,466
	Materials — 0.3%
4,674	Sigma-Aldrich Corp.	295,490
	Telecommunication Services — 1.1%
4,224	Millicom International Cellular S.A.	366,559
6,566	NII Holdings, Inc.*	254,498
28,373	Vodafone Group plc (ADR)	711,027
		1,332,084
	Total Common Stocks (Cost $74,928,171)	77,737,351
Principal Amount
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank
$4,977,125	0.07%, due 12/01/10	4,977,125
5,883,871	0.09%, due 12/06/10	5,883,871
	Total U.S. Government & Agency Securities (Cost $10,860,996)	10,860,996

Principal Amount		Value
	Repurchase Agreements (a)(b) — 21.4%
$24,817,832	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $24,818,138	$24,817,832
	Total Repurchase Agreements (Cost $24,817,832)	24,817,832
	Total Investment Securities (Cost $110,606,999) — 97.9%	113,416,179
	Other assets less liabilities — 2.1%	2,421,293
	Net Assets — 100.0%	$115,837,472

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $58,314,456.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,542,561
Aggregate gross unrealized depreciation	(2,080,892)
Net unrealized appreciation	$2,461,669
Federal income tax cost of investments	$110,954,510

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	258	12/17/10	$10,922,430	$(53,034)

Cash collateral in the amount of $1,650,626 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  TQQQ  UltraPro QQQ®

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$24,694,861	$(678,689)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	24,145,005	4,265,197
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	55,577,561	(2,066,970)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	61,725,139	(226,190)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	72,781,636	(263,759)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	19,945,663	15,394
		$1,044,983

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 23

  UltraPro Dow30SM  UDOW

Shares		Value
	Common Stocks (a) — 51.3%
	Consumer Discretionary — 5.1%
7,275	Home Depot, Inc.	$219,778
7,275	McDonald's Corp.	569,633
7,275	Walt Disney Co. (The)	265,610
		1,055,021
	Consumer Staples — 7.4%
7,275	Coca-Cola Co. (The)	459,562
7,275	Kraft Foods, Inc., Class A	220,069
7,275	Procter & Gamble Co. (The)	444,284
7,275	Wal-Mart Stores, Inc.	393,504
		1,517,419
	Energy — 5.3%
7,275	Chevron Corp.	589,057
7,275	Exxon Mobil Corp.	506,049
		1,095,106
	Financials — 5.1%
7,275	American Express Co.	314,426
7,275	Bank of America Corp.	79,661
7,275	JPMorgan Chase & Co.	271,940
7,275	Travelers Cos., Inc. (The)	392,777
		1,058,804
	Health Care — 4.0%
7,275	Johnson & Johnson	447,776
7,275	Merck & Co., Inc.	250,769
7,275	Pfizer, Inc.	118,510
		817,055
	Industrials — 11.4%
7,275	3M Co.	610,955
7,275	Boeing Co. (The)	463,927
7,275	Caterpillar, Inc.	615,465
7,275	General Electric Co.	115,163
7,275	United Technologies Corp.	547,589
		2,353,099
	Information Technology — 8.8%
7,275	Cisco Systems, Inc.*	139,389
7,275	Hewlett-Packard Co.	305,041
7,275	Intel Corp.	153,648
7,275	International Business Machines Corp.	1,029,121
7,275	Microsoft Corp.	183,403
		1,810,602
	Materials — 2.1%
7,275	Alcoa, Inc.	95,448
7,275	E.I. du Pont de Nemours & Co.	341,852
		437,300

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.1%
7,275	AT&T, Inc.	$202,172
7,275	Verizon Communications, Inc.	232,873
		435,045
	Total Common Stocks (Cost $10,823,550)	10,579,451
Principal Amount
	U.S. Government & Agency Securities (a) — 14.5%
	Federal Home Loan Bank
$2,199,707	0.07%, due 12/01/10	2,199,707
796,307	0.09%, due 12/06/10	796,307
	Total U.S. Government & Agency Securities (Cost $2,996,014)	2,996,014
	Repurchase Agreements (a)(b) — 32.6%
6,709,141	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $6,709,204	6,709,141
	Total Repurchase Agreements (Cost $6,709,141)	6,709,141
	Total Investment Securities (Cost $20,528,705) — 98.4%	20,284,606
	Other assets less liabilities — 1.6%	327,616
	Net Assets — 100.0%	$20,612,222

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $5,042,535.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,322
Aggregate gross unrealized depreciation	(259,614)
Net unrealized depreciation	$(256,292)
Federal income tax cost of investments	$20,540,898

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UDOW  UltraPro Dow30SM

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	53	12/17/10	$2,913,675	$(25,733)

Cash collateral in the amount of $403,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

  UltraPro Dow30SM had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$9,904,313	$(153,494)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	21,883,650	(152,688)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	9,528,153	(251,383)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	2,822,131	81,686
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	4,211,300	411,610
		$(64,269)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 25

  UltraPro S&P500®  UPRO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.4%
	Federal Home Loan Bank
$39,396,515	0.07%, due 12/01/10	$39,396,515
25,197,897	0.09%, due 12/06/10	25,197,897
	Total U.S. Government & Agency Securities (Cost $64,594,412)	64,594,412
	Repurchase Agreements (a)(b) — 66.4%
145,979,169	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $145,980,737	145,979,169
	Total Repurchase Agreements (Cost $145,979,169)	145,979,169
	Total Investment Securities (Cost $210,573,581) † — 95.8%	210,573,581
	Other assets less liabilities — 4.2%	9,215,737
	Net Assets — 100.0%	$219,789,318

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $77,364,872.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	219	12/17/10	$12,915,525	$(15,171)

Cash collateral in the amount of $1,240,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$56,438,513	$5,591,463
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	18,668,301	(644,013)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	75,654,264	(1,474,458)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	64,553,883	5,092,764
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	105,842,874	(103,643)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	180,688,974	(186,637)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	144,607,203	(13,379)
		$8,262,097

See accompanying notes to the financial statements.

26 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UMDD  UltraPro MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 47.6%
985	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$65,000
601	Affiliated Managers Group, Inc.* (Financials)	0.2%	52,533
1,076	Albemarle Corp. (Materials)	0.2%	58,201
1,979	AMB Property Corp. (REIT) (Financials)	0.2%	57,747
1,251	AMETEK, Inc. (Industrials)	0.3%	74,022
1,064	ANSYS, Inc.* (Information Technology)	0.2%	51,604
1,913	Arch Coal, Inc. (Energy)	0.2%	55,860
5,418	Atmel Corp.* (Information Technology)	0.2%	56,293
1,787	Avnet, Inc.* (Information Technology)	0.2%	54,772
1,333	BorgWarner, Inc.* (Consumer Discretionary)	0.3%	80,433
953	Bucyrus International, Inc. (Industrials)	0.3%	84,970
364	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	94,090
833	Church & Dwight Co., Inc. (Consumer Staples)	0.2%	54,353
986	Cimarex Energy Co. (Energy)	0.3%	79,412
1,263	Cree, Inc.* (Information Technology)	0.3%	82,322
1,489	Dollar Tree, Inc.* (Consumer Discretionary)	0.3%	81,821
1,334	Edwards Lifesciences Corp.* (Health Care)	0.3%	88,524
823	Energizer Holdings, Inc.* (Consumer Staples)	0.2%	57,931
657	Everest Re Group Ltd. (Financials)	0.2%	54,853
940	F5 Networks, Inc.* (Information Technology)	0.5%	123,967
722	Federal Realty Investment Trust (REIT) (Financials)	0.2%	55,876
1,339	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.2%	49,650
1,075	Henry Schein, Inc.* (Health Care)	0.3%	61,737
3,050	Hologic, Inc.* (Health Care)	0.2%	50,020
1,214	Joy Global, Inc. (Industrials)	0.4%	92,653
1,199	Kansas City Southern* (Industrials)	0.2%	56,761
1,452	Lam Research Corp.* (Information Technology)	0.3%	65,819
789	Lubrizol Corp. (Materials)	0.3%	82,498

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,525	Macerich Co. (The) (REIT) (Financials)	0.3%	$70,669
962	Manpower, Inc. (Industrials)	0.2%	54,180
390	Mettler-Toledo International, Inc.* (Health Care)	0.2%	56,620
964	National Fuel Gas Co. (Utilities)	0.2%	61,079
1,446	Nationwide Health Properties, Inc. (REIT) (Financials)	0.2%	52,128
508	NetFlix, Inc.* (Consumer Discretionary)	0.4%	104,597
5,126	New York Community Bancorp, Inc. (Financials)	0.3%	86,117
1,569	Newfield Exploration Co.* (Energy)	0.4%	104,856
1,211	NSTAR (Utilities)	0.2%	50,135
1,143	OGE Energy Corp. (Utilities)	0.2%	50,875
964	Perrigo Co. (Health Care)	0.2%	58,071
1,392	PetSmart, Inc. (Consumer Discretionary)	0.2%	52,701
775	Phillips-Van Heusen Corp. (Consumer Discretionary)	0.2%	52,576
2,067	Pride International, Inc.* (Energy)	0.3%	64,284
1,787	ResMed, Inc.* (Health Care)	0.2%	57,095
1,660	Riverbed Technology, Inc.* (Information Technology)	0.2%	56,291
1,205	Rovi Corp.* (Information Technology)	0.3%	66,480
2,088	Skyworks Solutions, Inc.* (Information Technology)	0.2%	53,140
917	SL Green Realty Corp. (REIT) (Financials)	0.2%	59,972
1,393	Trimble Navigation Ltd.* (Information Technology)	0.2%	51,875
2,371	Vertex Pharmaceuticals, Inc.* (Health Care)	0.3%	78,551
345,640	Other Common Stocks	35.1%	9,139,718
	Total Common Stocks (Cost $11,107,393)		12,405,732
Principal Amount
	U.S. Government & Agency Securities (a) — 7.3%
	Federal Home Loan Bank,
$638,260	0.07%, due 12/01/10		638,260
1,259,845	0.09%, due 12/06/10		1,259,845
	Total U.S. Government & Agency Securities (Cost $1,898,105)		1,898,105

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 27

  UltraPro MidCap400  UMDD

Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.8%
$4,375,586	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,375,646	$4,375,586
	Total Repurchase Agreements (Cost $4,375,586)	4,375,586
	Total Investment Securities (Cost $17,381,084) — 71.7%	18,679,423
	Other assets less liabilities — 28.3%	7,367,239
	Net Assets — 100.0%	$26,046,662

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,561,235.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,673,396
Aggregate gross unrealized depreciation	(417,894)
Net unrealized appreciation	$1,255,502
Federal income tax cost of investments	$17,423,921

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	13	12/17/10	$1,107,210	$26,043

Cash collateral in the amount of $238,720 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

  UltraPro MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$7,259,345	$981,208
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	4,477,418	494,907
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	6,045,643	(9,004)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	5,231,337	605,005
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	3,344,836	(40,525)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	25,296,519	4,615,676
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	12,950,618	576,443
		$7,223,710

See accompanying notes to the financial statements.

28 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UMDD  UltraPro MidCap400

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	7.1%
Consumer Staples	1.7%
Energy	3.0%
Financials	9.0%
Health Care	5.1%
Industrials	7.5%
Information Technology	7.8%
Materials	3.1%
Telecommunication Services	0.4%
Utilities	2.9%
Other[1]	52.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 29

  UltraPro Russell2000  URTY

Shares		Value
	Common Stocks (a) — 0.0%
	Financials — 0.0%
2	Southside Bancshares, Inc.	$35
	Total Common Stocks (Cost $32)	35
Principal Amount
	U.S. Government & Agency Securities (a) — 27.2%
	Federal Home Loan Bank
$7,730,729	0.07%, due 12/01/10	7,730,729
2,577,464	0.09%, due 12/06/10	2,577,464
	Total U.S. Government & Agency Securities (Cost $10,308,193)	10,308,193
	Repurchase Agreements (a)(b) — 60.8%
23,056,828	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $23,057,041	23,056,828
	Total Repurchase Agreements (Cost $23,056,828)	23,056,828
	Total Investment Securities (Cost $33,365,053) — 88.0%	33,365,056
	Other assets less liabilities — 12.0%	4,529,965
	Net Assets — 100.0%	$37,895,021

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $16,229,944.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4
Aggregate gross unrealized depreciation	(1)
Net unrealized appreciation	$3
Federal income tax cost of investments	$33,365,053

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	69	12/17/10	$5,011,470	$151,104

Cash collateral in the amount of $541,620 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$21,553,940	$93,279
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	24,430,259	4,690,833
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	35,810,454	(438,454)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	20,854,183	(955,528)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	6,036,789	751,200
		$4,141,330

See accompanying notes to the financial statements.

30 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UVG  Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 67.2%
1,212	Amgen, Inc.* (Health Care)	0.6%	$63,860
626	Anadarko Petroleum Corp. (Energy)	0.4%	40,164
483	Apache Corp. (Energy)	0.5%	51,990
7,472	AT&T, Inc. (Telecommunication Services)	1.8%	207,647
12,687	Bank of America Corp. (Financials)	1.2%	138,923
1,534	Bank of New York Mellon Corp. (The) (Financials)	0.4%	41,403
2,187	Berkshire Hathaway, Inc., Class B* (Financials)	1.5%	174,260
2,175	Bristol-Myers Squibb Co. (Health Care)	0.5%	54,897
2,406	Chevron Corp. (Energy)	1.7%	194,814
26,751	Citigroup, Inc.* (Financials)	1.0%	112,354
676	Coca-Cola Co. (The) (Consumer Staples)	0.4%	42,703
3,557	Comcast Corp., Class A (Consumer Discretionary)	0.6%	71,140
1,161	ConocoPhillips (Energy)	0.6%	69,857
1,727	Corning, Inc. (Information Technology)	0.3%	30,499
492	CSX Corp. (Industrials)	0.3%	29,919
1,530	CVS Caremark Corp. (Consumer Staples)	0.4%	47,430
565	Devon Energy Corp. (Energy)	0.4%	39,872
754	Dominion Resources, Inc. (Utilities)	0.3%	31,314
1,460	Dow Chemical Co. (The) (Materials)	0.4%	45,523
750	E.I. du Pont de Nemours & Co. (Materials)	0.3%	35,242
990	Eli Lilly & Co. (Health Care)	0.3%	33,323
835	Exelon Corp. (Utilities)	0.3%	32,874
522	Exxon Mobil Corp. (Energy)	0.3%	36,310
10,368	General Electric Co. (Industrials)	1.5%	164,125
651	Goldman Sachs Group, Inc. (The) (Financials)	0.9%	101,647
2,223	Intel Corp. (Information Technology)	0.4%	46,950
2,964	Johnson & Johnson (Health Care)	1.6%	182,434
5,031	JPMorgan Chase & Co. (Financials)	1.7%	188,059
2,028	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	61,347

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,943	Merck & Co., Inc. (Health Care)	1.2%	$135,915
3,206	Microsoft Corp. (Information Technology)	0.7%	80,823
1,329	Morgan Stanley (Financials)	0.3%	32,507
530	National Oilwell Varco, Inc. (Energy)	0.3%	32,484
2,285	News Corp., Class A (Consumer Discretionary)	0.3%	31,167
818	Occidental Petroleum Corp. (Energy)	0.6%	72,123
867	PepsiCo, Inc. (Consumer Staples)	0.5%	56,034
10,199	Pfizer, Inc. (Health Care)	1.5%	166,142
665	PNC Financial Services Group, Inc. (Financials)	0.3%	35,810
3,423	Procter & Gamble Co. (The) (Consumer Staples)	1.9%	209,043
586	Prudential Financial, Inc. (Financials)	0.2%	29,698
1,043	Southern Co. (Utilities)	0.3%	39,342
1,144	Time Warner, Inc. (Consumer Discretionary)	0.3%	33,737
2,424	U.S. Bancorp (Financials)	0.5%	57,643
560	Union Pacific Corp. (Industrials)	0.4%	50,462
1,438	UnitedHealth Group, Inc. (Health Care)	0.5%	52,516
3,575	Verizon Communications, Inc. (Telecommunication Services)	1.0%	114,436
1,022	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	55,280
2,477	Walt Disney Co. (The) (Consumer Discretionary)	0.8%	90,435
6,153	Wells Fargo & Co. (Financials)	1.5%	167,423
141,611	Other Common Stocks	32.5%	3,666,500
	Total Common Stocks (Cost $7,252,000)		7,580,400
Principal Amount
	U.S. Government & Agency Securities (a) — 11.8%
	Federal Home Loan Bank,
$818,086	0.07%, due 12/01/10		818,086
512,886	0.09%, due 12/06/10		512,886
	Total U.S. Government & Agency Securities (Cost $1,330,972)		1,330,972

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 31

  Ultra Russell1000 Value  UVG

Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.6%
$3,006,864	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,006,896	$3,006,864
	Total Repurchase Agreements (Cost $3,006,864)	3,006,864
	Total Investment Securities (Cost $11,589,836) — 105.6%	11,918,236
	Liabilities in excess of other assets — (5.6%)	(632,500)
	Net Assets — 100.0%	$11,285,736

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,296,901.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$561,083
Aggregate gross unrealized depreciation	(597,755)
Net unrealized depreciation	$(36,672)
Federal income tax cost of investments	$11,954,908

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$211,236	$(8,296)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,190,998	(78,591)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	10,807,634	(500,564)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,782,480	(18,429)
		$(605,880)

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	5.3%
Consumer Staples	6.9%
Energy	8.2%
Financials	17.9%
Health Care	8.6%
Industrials	6.1%
Information Technology	3.8%
Materials	2.2%
Telecommunication Services	3.4%
Utilities	4.8%
Other[1]	32.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

32 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UKF  Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.8%
1,011	3M Co. (Industrials)	0.6%	$84,904
1,974	Abbott Laboratories (Health Care)	0.7%	91,811
1,721	Altria Group, Inc. (Consumer Staples)	0.3%	41,304
496	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	86,998
1,487	American Express Co. (Financials)	0.5%	64,268
1,290	Apple, Inc.* (Information Technology)	2.9%	401,384
872	Boeing Co. (The) (Industrials)	0.4%	55,607
891	Caterpillar, Inc. (Industrials)	0.6%	75,379
656	Celgene Corp.* (Health Care)	0.3%	38,953
8,097	Cisco Systems, Inc.* (Information Technology)	1.1%	155,139
2,228	Coca-Cola Co. (The) (Consumer Staples)	1.0%	140,743
582	Colgate-Palmolive Co. (Consumer Staples)	0.3%	44,552
808	ConocoPhillips (Energy)	0.4%	48,617
625	Costco Wholesale Corp. (Consumer Staples)	0.3%	42,256
569	Deere & Co. (Industrials)	0.3%	42,504
1,258	DIRECTV, Class A* (Consumer Discretionary)	0.4%	52,245
2,914	EMC Corp.* (Information Technology)	0.5%	62,622
1,068	Emerson Electric Co. (Industrials)	0.4%	58,815
777	Express Scripts, Inc.* (Health Care)	0.3%	40,474
6,641	Exxon Mobil Corp. (Energy)	3.4%	461,948
4,728	Ford Motor Co.* (Consumer Discretionary)	0.6%	75,364
666	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.5%	67,479
3,512	General Electric Co. (Industrials)	0.4%	55,595
1,189	Gilead Sciences, Inc.* (Health Care)	0.3%	43,398
345	Google, Inc., Class A* (Information Technology)	1.4%	191,720
1,288	Halliburton Co. (Energy)	0.4%	48,738
3,325	Hewlett-Packard Co. (Information Technology)	1.0%	139,417
2,401	Home Depot, Inc. (Consumer Discretionary)	0.5%	72,534
1,086	Honeywell International, Inc. (Industrials)	0.4%	53,985

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,396	Intel Corp. (Information Technology)	0.8%	$113,964
1,818	International Business Machines Corp. (Information Technology)	1.9%	257,174
1,525	McDonald's Corp. (Consumer Discretionary)	0.9%	119,408
1,201	Medtronic, Inc. (Health Care)	0.3%	40,270
7,265	Microsoft Corp. (Information Technology)	1.3%	183,151
773	Monsanto Co. (Materials)	0.3%	46,318
674	Newmont Mining Corp. (Materials)	0.3%	39,651
510	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	43,926
5,401	Oracle Corp. (Information Technology)	1.1%	146,043
1,315	PepsiCo, Inc. (Consumer Staples)	0.6%	84,988
2,211	Philip Morris International, Inc. (Consumer Staples)	0.9%	125,784
434	Praxair, Inc. (Materials)	0.3%	39,950
2,326	QUALCOMM, Inc. (Information Technology)	0.8%	108,717
1,691	Schlumberger Ltd. (Energy)	1.0%	130,782
1,044	Target Corp. (Consumer Discretionary)	0.4%	59,445
1,012	United Parcel Service, Inc., Class B (Industrials)	0.5%	70,972
1,209	United Technologies Corp. (Industrials)	0.7%	91,001
662	Visa, Inc., Class A (Information Technology)	0.4%	48,889
1,264	Walgreen Co. (Consumer Staples)	0.3%	44,050
1,747	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	94,495
115,479	Other Common Stocks	30.2%	4,124,122
	Total Common Stocks (Cost $7,398,129)		8,851,853
Principal Amount
	U.S. Government & Agency Securities (a) — 7.5%
	Federal Home Loan Bank,
$397,025	0.07%, due 12/01/10		397,025
635,702	0.09%, due 12/06/10		635,702
	Total U.S. Government & Agency Securities (Cost $1,032,727)		1,032,727

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 33

  Ultra Russell1000 Growth  UKF

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.4%
$2,372,445	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,372,475	$2,372,445
	Total Repurchase Agreements (Cost $2,372,445)	2,372,445
	Total Investment Securities (Cost $10,803,301) — 89.7%	12,257,025
	Other assets less liabilities — 10.3%	1,403,233
	Net Assets — 100.0%	$13,660,258

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,181,142.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,501,716
Aggregate gross unrealized depreciation	(812,060)
Net unrealized appreciation	$689,656
Federal income tax cost of investments	$11,567,369

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$304,869	$(7,230)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	3,095,595	(100,325)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,110,176	112,733
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	10,408,658	1,213,608
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,550,886	203,150
		$1,421,936

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	9.8%
Consumer Staples	6.3%
Energy	6.9%
Financials	3.0%
Health Care	6.2%
Industrials	8.5%
Information Technology	20.2%
Materials	3.3%
Telecommunication Services	0.6%
Utilities	—%
Other[1]	35.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UVU  Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 20.4%
153	Ameriprise Financial, Inc. (Financials)	0.1%	$7,932
461	Annaly Capital Management, Inc. (REIT) (Financials)	0.1%	8,386
201	AON Corp. (Financials)	0.1%	8,064
62	AvalonBay Communities, Inc. (REIT) (Financials)	0.1%	6,840
103	Boston Properties, Inc. (REIT) (Financials)	0.1%	8,631
1,128	Boston Scientific Corp.* (Health Care)	0.1%	7,242
446	CBS Corp., Class B (Consumer Discretionary)	0.1%	7,511
224	CenturyLink, Inc. (Telecommunication Services)	0.2%	9,630
206	CIGNA Corp. (Health Care)	0.1%	7,583
209	Consolidated Edison, Inc. (Utilities)	0.2%	10,109
404	Discover Financial Services (Financials)	0.1%	7,385
92	Eaton Corp. (Industrials)	0.1%	8,869
242	Edison International (Utilities)	0.1%	8,939
197	Equity Residential (REIT) (Financials)	0.2%	9,846
591	Fifth Third Bancorp (Financials)	0.1%	7,062
226	FirstEnergy Corp. (Utilities)	0.1%	7,935
125	Fluor Corp. (Industrials)	0.1%	7,229
212	Forest Laboratories, Inc.* (Health Care)	0.1%	6,761
139	H. J. Heinz Co. (Consumer Staples)	0.1%	6,710
303	Hartford Financial Services Group, Inc. (Financials)	0.1%	6,745
231	HCP, Inc. (REIT) (Financials)	0.1%	7,607
490	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.1%	8,075
127	Humana, Inc.* (Health Care)	0.1%	7,117
240	Ingersoll-Rand plc (Industrials)	0.2%	9,840
444	Liberty Media Corp. - Interactive, Class A* (Consumer Discretionary)	0.1%	6,864
113	Lorillard, Inc. (Consumer Staples)	0.1%	8,993
283	Macy's, Inc. (Consumer Discretionary)	0.1%	7,267
131	Mead Johnson Nutrition Co. (Consumer Staples)	0.1%	7,804
126	Murphy Oil Corp. (Energy)	0.1%	8,508
130	Noble Energy, Inc. (Energy)	0.2%	10,562

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
86	Parker Hannifin Corp. (Industrials)	0.1%	$6,900
200	Peabody Energy Corp. (Energy)	0.2%	11,762
86	Pioneer Natural Resources Co. (Energy)	0.1%	6,889
103	PPG Industries, Inc. (Materials)	0.1%	8,030
359	PPL Corp. (Utilities)	0.1%	9,122
214	Progress Energy, Inc. (Utilities)	0.1%	9,350
499	Progressive Corp. (The) (Financials)	0.2%	10,150
1,291	Qwest Communications International, Inc. (Telecommunication Services)	0.1%	9,037
289	Safeway, Inc. (Consumer Staples)	0.1%	6,644
185	Sempra Energy (Utilities)	0.1%	9,267
482	Spectra Energy Corp. (Energy)	0.2%	11,457
119	Stanley Black & Decker, Inc. (Consumer Discretionary)	0.1%	7,084
372	SunTrust Banks, Inc. (Financials)	0.1%	8,690
421	Valero Energy Corp. (Energy)	0.1%	8,201
109	Vornado Realty Trust (REIT) (Financials)	0.1%	8,892
329	Weatherford International Ltd.* (Energy)	0.1%	6,715
398	Weyerhaeuser Co. (Materials)	0.1%	6,643
341	Xcel Energy, Inc. (Utilities)	0.1%	8,014
1,026	Xerox Corp. (Information Technology)	0.2%	11,758
45,904	Other Common Stocks	14.6%	1,028,898
	Total Common Stocks (Cost $1,392,125)		1,435,549
Principal Amount
	U.S. Government & Agency Securities (a) — 19.7%
	Federal Home Loan Bank,
$833,560	0.07%, due 12/01/10		833,560
553,353	0.09%, due 12/06/10		553,353
	Total U.S. Government & Agency Securities (Cost $1,386,913)		1,386,913

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 35

  Ultra Russell MidCap Value  UVU

Principal Amount		Value
	Repurchase Agreements (a)(b) — 44.6%
$3,136,373	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,136,406	$3,136,373
	Total Repurchase Agreements (Cost $3,136,373)	3,136,373
	Total Investment Securities (Cost $5,915,411) — 84.7%	5,958,835
	Other assets less liabilities — 15.3%	1,079,802
	Net Assets — 100.0%	$7,038,637

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,660,562.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(141,297)
Net unrealized depreciation	$(141,297)
Federal income tax cost of investments	$6,100,132

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$262,360	$(7,872)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	1,603,356	(66,095)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	6,685,049	1,042,238
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,086,244	134,874
		$1,103,145

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	2.2%
Consumer Staples	1.4%
Energy	2.3%
Financials	5.8%
Health Care	1.1%
Industrials	2.1%
Information Technology	1.3%
Materials	1.2%
Telecommunication Services	0.5%
Utilities	2.5%
Other[1]	79.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

36 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UKW  Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 46.2%
1,159	Agilent Technologies, Inc.* (Information Technology)	0.3%	$40,588
605	Akamai Technologies, Inc.* (Information Technology)	0.2%	31,575
1,005	Altera Corp. (Information Technology)	0.3%	35,265
941	AmerisourceBergen Corp. (Health Care)	0.2%	29,030
578	Amphenol Corp., Class A (Information Technology)	0.2%	28,917
992	Analog Devices, Inc. (Information Technology)	0.3%	35,276
763	Autodesk, Inc.* (Information Technology)	0.2%	26,926
1,427	Avon Products, Inc. (Consumer Staples)	0.4%	40,755
877	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.3%	38,360
552	C.H. Robinson Worldwide, Inc. (Industrials)	0.3%	40,688
317	C.R. Bard, Inc. (Health Care)	0.2%	26,897
105	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.2%	27,141
619	Citrix Systems, Inc.* (Information Technology)	0.4%	41,114
451	Cliffs Natural Resources, Inc. (Materials)	0.2%	30,821
442	Clorox Co. (Consumer Staples)	0.2%	27,320
1,016	Coach, Inc. (Consumer Discretionary)	0.5%	57,445
558	Cooper Industries plc (Industrials)	0.2%	30,411
967	Crown Castle International Corp.* (Telecommunication Services)	0.3%	40,169
668	Cummins, Inc. (Industrials)	0.5%	64,876
2,630	Delta Air Lines, Inc.* (Industrials)	0.3%	35,978
692	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.2%	28,220
777	Ecolab, Inc. (Materials)	0.3%	37,148
367	Estee Lauder Cos., Inc. (The), Class A (Consumer Staples)	0.2%	27,496
709	Expeditors International of Washington, Inc. (Industrials)	0.3%	37,506
267	F5 Networks, Inc.* (Information Technology)	0.3%	35,212
405	FMC Technologies, Inc.* (Energy)	0.3%	34,117
552	Hospira, Inc.* (Health Care)	0.2%	31,056
246	IntercontinentalExchange, Inc.* (Financials)	0.2%	27,724
1,131	International Paper Co. (Materials)	0.2%	28,241

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
934	Intuit, Inc.* (Information Technology)	0.3%	$41,927
130	Intuitive Surgical, Inc.* (Health Care)	0.4%	33,838
348	Laboratory Corp. of America Holdings* (Health Care)	0.2%	28,546
890	Limited Brands, Inc. (Consumer Discretionary)	0.2%	29,966
904	Marriott International, Inc., Class A (Consumer Discretionary)	0.3%	35,446
1,662	Marsh & McLennan Cos., Inc. (Financials)	0.4%	41,683
1,803	Marvell Technology Group Ltd.* (Information Technology)	0.3%	34,780
1,148	NetApp, Inc.* (Information Technology)	0.5%	58,468
133	NetFlix, Inc.* (Consumer Discretionary)	0.2%	27,385
460	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.2%	27,683
1,075	Paychex, Inc. (Information Technology)	0.2%	30,681
158	priceline.com, Inc.* (Consumer Discretionary)	0.5%	62,260
628	Red Hat, Inc.* (Information Technology)	0.2%	27,318
475	Rockwell Automation, Inc. (Industrials)	0.2%	31,407
381	Salesforce.com, Inc.* (Information Technology)	0.4%	53,043
766	SanDisk Corp.* (Information Technology)	0.3%	34,164
631	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.3%	35,866
864	T. Rowe Price Group, Inc. (Financials)	0.4%	50,397
411	Varian Medical Systems, Inc.* (Health Care)	0.2%	27,056
2,238	Western Union Co. (The) (Information Technology)	0.3%	39,478
139,017	Other Common Stocks	32.3%	4,108,889
	Total Common Stocks (Cost $4,552,644)		5,876,553
Principal Amount
	U.S. Government & Agency Securities (a) — 12.1%
	Federal Home Loan Bank,
$665,061	0.07%, due 12/01/10		665,061
877,845	0.09%, due 12/06/10		877,845
	Total U.S. Government & Agency Securities (Cost $1,542,906)		1,542,906

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 37

  Ultra Russell MidCap Growth  UKW

Principal Amount		Value
	Repurchase Agreements (a)(b) — 27.7%
$3,532,554	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,532,600	$3,532,554
	Total Repurchase Agreements (Cost $3,532,554)	3,532,554
	Total Investment Securities (Cost $9,628,104) — 86.0%	10,952,013
	Other assets less liabilities — 14.0%	1,784,450
	Net Assets — 100.0%	$12,736,463

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,423,907.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,108,480
Aggregate gross unrealized depreciation	(159,695)
Net unrealized appreciation	$948,785
Federal income tax cost of investments	$10,003,228

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$114,446	$(367)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	6,371,675	(42,166)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,169,609	1,505,167
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,943,649	339,595
		$1,802,229

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	9.6%
Consumer Staples	2.4%
Energy	2.8%
Financials	3.2%
Health Care	5.6%
Industrials	7.3%
Information Technology	11.2%
Materials	3.1%
Telecommunication Services	0.9%
Utilities	0.1%
Other[1]	53.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

38 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UVT  Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 62.7%
806	Alaska Air Group, Inc.* (Industrials)	0.2%	$44,330
2,300	Alterra Capital Holdings Ltd. (Financials)	0.2%	46,782
1,559	American Campus Communities, Inc. (REIT) (Financials)	0.2%	49,015
8,110	American Capital Ltd.* (Financials)	0.3%	58,311
1,074	AMERIGROUP Corp.* (Health Care)	0.2%	46,214
4,629	Apollo Investment Corp. (Financials)	0.2%	48,882
1,221	Berry Petroleum Co., Class A (Energy)	0.2%	46,532
1,097	Bill Barrett Corp.* (Energy)	0.2%	42,180
3,124	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	55,076
858	Bristow Group, Inc.* (Energy)	0.2%	37,675
3,297	CBL & Associates Properties, Inc. (REIT) (Financials)	0.3%	54,401
1,449	Cleco Corp. (Utilities)	0.2%	43,948
1,966	Coeur d'Alene Mines Corp.* (Materials)	0.2%	47,872
1,856	Complete Production Services, Inc.* (Energy)	0.3%	52,803
3,684	DiamondRock Hospitality Co. (REIT)* (Financials)	0.2%	38,793
1,583	EMCOR Group, Inc.* (Industrials)	0.2%	42,424
1,110	Entertainment Properties Trust (REIT) (Financials)	0.3%	51,393
712	Esterline Technologies Corp.* (Industrials)	0.2%	41,923
2,573	FirstMerit Corp. (Financials)	0.2%	44,835
1,384	Healthspring, Inc.* (Health Care)	0.2%	37,133
6,115	Hecla Mining Co.* (Materials)	0.3%	58,643
1,709	Highwoods Properties, Inc. (REIT) (Financials)	0.3%	52,142
1,148	IDACORP, Inc. (Utilities)	0.2%	41,695
5,826	JetBlue Airways Corp.* (Industrials)	0.2%	39,559
1,297	Kilroy Realty Corp. (REIT) (Financials)	0.2%	44,254
1,667	LaSalle Hotel Properties (REIT) (Financials)	0.2%	39,675
796	Magellan Health Services, Inc.* (Health Care)	0.2%	38,765
1,439	Medicis Pharmaceutical Corp., Class A (Health Care)	0.2%	37,918

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
6,690	MFA Financial, Inc. (REIT) (Financials)	0.3%	$54,524
4,786	MGIC Investment Corp.* (Financials)	0.2%	40,777
1,083	Moog, Inc., Class A* (Industrials)	0.2%	39,919
1,989	National Retail Properties, Inc. (REIT) (Financials)	0.3%	51,734
986	New Jersey Resources Corp. (Utilities)	0.2%	42,506
1,081	Nicor, Inc. (Utilities)	0.2%	46,753
1,790	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.2%	37,787
1,713	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	50,671
981	Platinum Underwriters Holdings Ltd. (Financials)	0.2%	42,409
1,797	Portland General Electric Co. (Utilities)	0.2%	38,042
1,161	Post Properties, Inc. (REIT) (Financials)	0.2%	39,555
776	ProAssurance Corp.* (Financials)	0.2%	45,962
1,571	Rent-A-Center, Inc. (Consumer Discretionary)	0.2%	43,737
1,182	Sensient Technologies Corp. (Materials)	0.2%	40,153
1,083	Southwest Gas Corp. (Utilities)	0.2%	37,937
997	SVB Financial Group* (Financials)	0.2%	44,795
830	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	41,234
3,851	US Airways Group, Inc.* (Industrials)	0.2%	42,977
866	Vail Resorts, Inc.* (Consumer Discretionary)	0.2%	39,212
1,209	WGL Holdings, Inc. (Utilities)	0.2%	43,838
1,461	WR Grace & Co.* (Materials)	0.2%	48,900
848,850	Other Common Stocks	51.9%	10,519,712
	Total Common Stocks (Cost $12,357,026)		12,716,307
Principal Amount
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank,
$890,849	0.07%, due 12/01/10		890,849
1,030,146	0.09%, due 12/06/10		1,030,146
	Total U.S. Government & Agency Securities (Cost $1,920,995)		1,920,995

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 39

  Ultra Russell2000 Value  UVT

Principal Amount		Value
	Repurchase Agreements (a)(b) — 21.6%
$4,387,809	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,387,863	$4,387,809
	Total Repurchase Agreements (Cost $4,387,809)	4,387,809
	Total Investment Securities (Cost $18,665,830) — 93.8%	19,025,111
	Other assets less liabilities — 6.2%	1,249,288
	Net Assets — 100.0%	$20,274,399

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,861,638.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,903,827
Aggregate gross unrealized depreciation	(2,255,259)
Net unrealized depreciation	$(351,432)
Federal income tax cost of investments	$19,376,543

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$61,296	$(1,452)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	10,580,481	(308,226)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,117,603	121,388
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	9,187,443	1,503,894
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,885,863	(1,080)
		$1,314,524

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	6.2%
Consumer Staples	1.9%
Energy	4.8%
Financials	23.0%
Health Care	3.4%
Industrials	9.0%
Information Technology	6.0%
Materials	3.9%
Telecommunication Services	0.4%
Utilities	4.1%
Other[1]	37.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

40 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UKK  Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.8%
1,258	Acme Packet, Inc.* (Information Technology)	0.3%	$61,617
1,250	Acuity Brands, Inc. (Industrials)	0.3%	67,325
1,786	ADTRAN, Inc. (Information Technology)	0.2%	55,616
2,151	Allied Nevada Gold Corp.* (Materials)	0.2%	57,518
2,582	Ariba, Inc.* (Information Technology)	0.2%	52,247
2,703	ArvinMeritor, Inc.* (Industrials)	0.2%	48,249
1,266	Baldor Electric Co. (Industrials)	0.3%	80,150
3,344	Brigham Exploration Co.* (Energy)	0.3%	84,102
548	CARBO Ceramics, Inc. (Energy)	0.2%	53,238
1,707	Carter's, Inc.* (Consumer Discretionary)	0.2%	54,044
1,735	Cheesecake Factory, Inc. (The)* (Consumer Discretionary)	0.2%	55,294
1,356	CLARCOR, Inc. (Industrials)	0.2%	55,203
663	Clean Harbors, Inc.* (Industrials)	0.2%	49,095
911	Coinstar, Inc.* (Consumer Discretionary)	0.2%	58,705
1,156	Concur Technologies, Inc.* (Information Technology)	0.3%	59,199
3,720	Dana Holding Corp.* (Consumer Discretionary)	0.2%	56,209
1,112	Deckers Outdoor Corp.* (Consumer Discretionary)	0.3%	85,513
976	Dril-Quip, Inc.* (Energy)	0.3%	75,581
1,114	Genesee & Wyoming, Inc., Class A* (Industrials)	0.2%	52,904
3,459	GrafTech International Ltd.* (Industrials)	0.3%	67,796
780	HMS Holdings Corp.* (Health Care)	0.2%	49,148
2,451	Jack Henry & Associates, Inc. (Information Technology)	0.3%	67,010
1,799	Netlogic Microsystems, Inc.* (Information Technology)	0.2%	56,129
980	Nordson Corp. (Industrials)	0.3%	77,841
1,799	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	52,981

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,335	Parametric Technology Corp.* (Information Technology)	0.3%	$71,436
1,386	Plantronics, Inc. (Information Technology)	0.2%	49,577
894	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	64,985
2,785	Rackspace Hosting, Inc.* (Information Technology)	0.3%	81,238
7,711	RF Micro Devices, Inc.* (Information Technology)	0.2%	54,054
3,624	Riverbed Technology, Inc.* (Information Technology)	0.5%	122,890
1,637	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	73,092
1,175	Signature Bank/NY* (Financials)	0.2%	51,641
3,486	Solutia, Inc.* (Materials)	0.3%	74,531
1,926	Sotheby's (Consumer Discretionary)	0.3%	77,252
1,616	STERIS Corp. (Health Care)	0.2%	55,607
1,808	SuccessFactors, Inc.* (Information Technology)	0.2%	54,547
2,003	Syniverse Holdings, Inc.* (Telecommunication Services)	0.3%	61,212
1,716	Tenneco, Inc.* (Consumer Discretionary)	0.3%	62,565
4,773	TIBCO Software, Inc.* (Information Technology)	0.4%	93,742
4,459	TriQuint Semiconductor, Inc.* (Information Technology)	0.2%	53,107
1,011	Under Armour, Inc., Class A* (Consumer Discretionary)	0.2%	58,365
1,378	United Natural Foods, Inc.* (Consumer Staples)	0.2%	51,592
1,165	Veeco Instruments, Inc.* (Information Technology)	0.2%	51,237
2,455	VeriFone Systems, Inc.* (Information Technology)	0.3%	85,311
1,276	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.3%	68,713
800	Watsco, Inc. (Industrials)	0.2%	48,216
1,751	Woodward Governor Co. (Industrials)	0.3%	59,096
1,114	Wright Express Corp.* (Information Technology)	0.2%	47,980
921,500	Other Common Stocks	52.4%	13,044,986
	Total Common Stocks (Cost $12,913,424)		16,149,686

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 41

  Ultra Russell2000 Growth  UKK

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank,
$794,810	0.07%, due 12/01/10		794,810
1,531,299	0.09%, due 12/06/10		1,531,299
	Total U.S. Government & Agency Securities (Cost $2,326,109)		2,326,109
	Repurchase Agreements (a)(b) — 21.5%
5,360,148	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,360,220		5,360,148
	Total Repurchase Agreements (Cost $5,360,148)		5,360,148
	Total Investment Securities (Cost $20,599,681) — 95.7%		23,835,943
	Other assets less liabilities — 4.3%		1,071,416
	Net Assets — 100.0%		$24,907,359

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,365,075.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,482,619
Aggregate gross unrealized depreciation	(1,211,743)
Net unrealized appreciation	$2,270,876
Federal income tax cost of investments	$21,565,067

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$244,546	$(487)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	10,905,999	(73,417)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	16,318,711	596,166
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	6,191,763	525,714
		$1,047,976

See accompanying notes to the financial statements.

42 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UKK  Ultra Russell2000 Growth

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	11.6%
Consumer Staples	1.9%
Energy	3.1%
Financials	3.1%
Health Care	11.8%
Industrials	11.1%
Information Technology	18.0%
Materials	3.2%
Telecommunication Services	0.9%
Utilities	0.1%
Other[1]	35.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 43

  Ultra Basic Materials  UYM

Shares		Value
	Common Stocks (a) — 27.9%
	Chemicals — 14.5%
5,726	A. Schulman, Inc.	$115,951
36,148	Air Products & Chemicals, Inc.	3,116,681
13,069	Airgas, Inc.	798,516
16,741	Albemarle Corp.	905,521
13,002	Ashland, Inc.	661,542
9,232	Cabot Corp.	330,506
10,245	Calgon Carbon Corp.*	143,123
28,683	Celanese Corp.	1,061,271
13,017	CF Industries Holdings, Inc.	1,572,063
8,873	Cytec Industries, Inc.	424,396
209,447	Dow Chemical Co. (The)	6,530,557
164,654	E.I. du Pont de Nemours & Co.	7,737,091
12,512	Eastman Chemical Co.	973,559
42,747	Ecolab, Inc.	2,043,734
13,318	FMC Corp.	1,036,407
8,861	H.B. Fuller Co.	185,815
35,224	Huntsman Corp.	544,915
14,391	International Flavors & Fragrances, Inc.	755,815
7,803	Intrepid Potash, Inc.*	239,162
12,502	Lubrizol Corp.	1,307,209
3,434	Minerals Technologies, Inc.	208,925
27,251	Mosaic Co. (The)	1,842,985
1,898	NewMarket Corp.	238,768
12,632	Olin Corp.	230,787
5,628	OM Group, Inc.*	211,613
30,292	PPG Industries, Inc.	2,361,564
56,484	Praxair, Inc.	5,199,352
9,299	Rockwood Holdings, Inc.*	354,943
23,581	RPM International, Inc.	482,939
9,030	Sensient Technologies Corp.	306,749
19,159	Sigma-Aldrich Corp.	1,211,232
22,240	Solutia, Inc.*	475,491
11,039	WR Grace & Co.*	369,475
		43,978,657
	Commercial Services & Supplies — 0.2%
18,988	Avery Dennison Corp.	712,809
	Metals & Mining — 9.8%
20,014	AK Steel Holding Corp.	265,786
186,869	Alcoa, Inc.	2,451,721
17,007	Allegheny Technologies, Inc.	879,262
14,672	Allied Nevada Gold Corp.*	392,329
8,072	Carpenter Technology Corp.	294,386
24,795	Cliffs Natural Resources, Inc.	1,694,490

Shares		Value
	Common Stocks (a) (continued)
16,128	Coeur d'Alene Mines Corp.*	$392,717
20,569	Commercial Metals Co.	316,146
5,999	Compass Minerals International, Inc.	495,517
86,162	Freeport-McMoRan Copper & Gold, Inc.	8,729,934
46,901	Hecla Mining Co.*	449,781
2,687	Kaiser Aluminum Corp.	126,020
88,546	Newmont Mining Corp.	5,209,161
52,189	Nucor Corp.	1,969,613
13,592	Reliance Steel & Aluminum Co.	604,164
9,661	Royal Gold, Inc.	497,735
5,492	RTI International Metals, Inc.*	155,808
38,798	Southern Copper Corp.	1,626,800
39,411	Steel Dynamics, Inc.	628,211
15,669	Titanium Metals Corp.*	270,604
26,248	United States Steel Corp.	1,275,915
9,703	Walter Energy, Inc.	995,916
11,783	Worthington Industries, Inc.	188,764
		29,910,780
	Oil, Gas & Consumable Fuels — 2.6%
21,846	Alpha Natural Resources, Inc.*	1,082,688
29,758	Arch Coal, Inc.	868,934
41,337	CONSOL Energy, Inc.	1,734,500
18,854	Massey Energy Co.	925,920
14,090	Patriot Coal Corp.*	227,976
48,831	Peabody Energy Corp.	2,871,751
20,582	USEC, Inc.*	122,463
		7,834,232
	Paper & Forest Products — 0.8%
7,680	Domtar Corp.	583,066
73,995	International Paper Co.	1,847,655
		2,430,721
	Total Common Stocks (Cost $83,804,238)	84,867,199
Principal Amount
	U.S. Government & Agency Securities (a) — 20.9%
	Federal Home Loan Bank
$32,647,311	0.07%, due 12/01/10	32,647,311
30,706,160	0.09%, due 12/06/10	30,706,160
	Total U.S. Government & Agency Securities (Cost $63,353,471)	63,353,471

See accompanying notes to the financial statements.

44 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UYM  Ultra Basic Materials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 47.4%
$144,166,812	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $144,168,501	$144,166,812
	Total Repurchase Agreements (Cost $144,166,812)	144,166,812
	Total Investment Securities (Cost $291,324,521) — 96.2%	292,387,482
	Other assets less liabilities — 3.8%	11,497,786
	Net Assets — 100.0%	$303,885,268

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $68,156,738.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,611,317
Aggregate gross unrealized depreciation	(732,678)
Net unrealized appreciation	$878,639
Federal income tax cost of investments	$291,508,843

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$108,191,498	$2,589,691
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	33,807,083	(1,871,079)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	34,592,568	6,193,572
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	11,431,646	(1,189,550)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	287,844,600	6,777,384
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	48,155,769	(1,202,285)
		$11,297,733

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 45

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) — 69.8%
	Biotechnology — 45.3%
713	Acorda Therapeutics, Inc.*	$18,787
537	Affymax, Inc.*	3,630
1,758	Alexion Pharmaceuticals, Inc.*	134,399
1,558	Alkermes, Inc.*	16,328
1,921	Allos Therapeutics, Inc.*	7,799
802	Alnylam Pharmaceuticals, Inc.*	7,338
404	AMAG Pharmaceuticals, Inc.*	6,339
5,629	Amgen, Inc.*	296,592
1,266	Amylin Pharmaceuticals, Inc.*	16,224
1,793	Arena Pharmaceuticals, Inc.*	2,600
2,329	Ariad Pharmaceuticals, Inc.*	9,386
585	Arqule, Inc.*	3,176
680	Array Biopharma, Inc.*	2,183
2,129	AVI BioPharma, Inc.*	3,917
817	BioCryst Pharmaceuticals, Inc.*	4,036
1,743	Biogen Idec, Inc.*	111,500
2,316	BioMarin Pharmaceutical, Inc.*	62,717
1,516	Celera Corp.*	8,596
3,748	Celgene Corp.*	222,556
649	Cephalon, Inc.*	41,205
445	China Biologic Products, Inc.*	5,180
294	Crucell N.V. (ADR)*	9,205
1,295	Cubist Pharmaceuticals, Inc.*	28,114
1,373	Curis, Inc.*	2,307
1,191	Cytokinetics, Inc.*	2,632
841	Cytori Therapeutics, Inc.*	3,776
2,685	Dendreon Corp.*	95,962
2,085	Dyax Corp.*	4,712
1,465	Enzon Pharmaceuticals, Inc.*	16,291
2,686	Exelixis, Inc.*	15,552
566	Genomic Health, Inc.*	10,443
1,664	Genzyme Corp.*	118,510
2,411	Geron Corp.*	13,815
5,434	Gilead Sciences, Inc.*	198,341
984	GTx, Inc.*	2,854
1,755	Halozyme Therapeutics, Inc.*	12,145
1,892	Human Genome Sciences, Inc.*	46,411
1,260	Idenix Pharmaceuticals, Inc.*	4,801
971	Immunogen, Inc.*	8,079
1,460	Immunomedics, Inc.*	4,599
2,615	Incyte Corp.*	37,944
1,605	InterMune, Inc.*	20,159
846	Ironwood Pharmaceuticals, Inc.*	9,044
1,800	Isis Pharmaceuticals, Inc.*	16,983
6,159	Lexicon Pharmaceuticals, Inc.*	8,376
408	Ligand Pharmaceuticals, Inc., Class B*	3,441
2,440	MannKind Corp.*	15,323
545	Maxygen, Inc.*	3,526

Shares		Value
	Common Stocks (a) (continued)
656	Medivation, Inc.*	$7,432
1,708	Micromet, Inc.*	12,400
891	Momenta Pharmaceuticals, Inc.*	13,588
1,656	Myriad Genetics, Inc.*	35,654
1,059	Nabi Biopharmaceuticals*	5,507
562	Neurocrine Biosciences, Inc.*	4,091
2,046	Novavax, Inc.*	4,563
1,141	NPS Pharmaceuticals, Inc.*	7,086
1,611	Onyx Pharmaceuticals, Inc.*	47,444
877	Orexigen Therapeutics, Inc.*	4,569
646	Osiris Therapeutics, Inc.*	4,238
1,871	PDL BioPharma, Inc.	10,814
1,648	Pharmasset, Inc.*	71,391
689	Progenics Pharmaceuticals, Inc.*	3,273
847	QLT, Inc.*	5,124
2,200	Regeneron Pharmaceuticals, Inc.*	63,404
1,049	Rigel Pharmaceuticals, Inc.*	8,371
832	Sangamo Biosciences, Inc.*	3,877
1,192	Savient Pharmaceuticals, Inc.*	14,077
1,789	Seattle Genetics, Inc.*	27,014
920	SIGA Technologies, Inc.*	11,592
1,017	Sinovac Biotech Ltd.*	4,932
975	Spectrum Pharmaceuticals, Inc.*	4,339
2,352	StemCells, Inc.*	2,493
796	Synta Pharmaceuticals Corp.*	3,415
2,278	Talecris Biotherapeutics Holdings Corp.*	49,433
557	Targacept, Inc.*	11,808
1,278	Theravance, Inc.*	31,924
1,214	United Therapeutics Corp.*	76,397
524	Vanda Pharmaceuticals, Inc.*	4,223
3,625	Vertex Pharmaceuticals, Inc.*	120,096
1,360	Vical, Inc.*	2,666
		2,375,068
	Health Care Equipment & Supplies — 0.6%
625	Gen-Probe, Inc.*	32,413
	Life Sciences Tools & Services — 6.0%
1,187	Affymetrix, Inc.*	4,938
676	Albany Molecular Research, Inc.*	3,414
985	Caliper Life Sciences, Inc.*	5,782
2,111	Illumina, Inc.*	126,913
1,485	Life Technologies Corp.*	73,960
803	Luminex Corp.*	13,555
2,612	QIAGEN N.V.*	47,800
1,459	Sequenom, Inc.*	10,023
456	Techne Corp.	27,392
		313,777

See accompanying notes to the financial statements.

46 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) (continued)
	Personal Products — 0.0%
330	China Sky One Medical, Inc.*	$2,419
	Pharmaceuticals — 17.9%
1,890	Akorn, Inc.*	10,036
1,119	Alexza Pharmaceuticals, Inc.*	1,011
431	Ardea Biosciences, Inc.*	9,581
866	Auxilium Pharmaceuticals, Inc.*	16,393
2,196	AVANIR Pharmaceuticals, Inc., Class A*	9,399
462	Biodel, Inc.*	785
527	BioMimetic Therapeutics, Inc.*	5,881
777	BMP Sunstone Corp.*	7,677
1,146	Cadence Pharmaceuticals, Inc.*	8,217
1,236	Cardiome Pharma Corp.*	5,970
816	Cypress Bioscience, Inc.*	3,248
864	Depomed, Inc.*	4,717
1,593	Durect Corp.*	4,747
1,052	Endo Pharmaceuticals Holdings, Inc.*	37,883
871	Eurand N.V.*	9,555
492	Flamel Technologies S.A. (ADR)*	3,488
244	Hi-Tech Pharmacal Co., Inc.*	5,802
1,351	Impax Laboratories, Inc.*	24,183
2,359	Inspire Pharmaceuticals, Inc.*	16,466
757	Jazz Pharmaceuticals, Inc.*	12,604
541	MAP Pharmaceuticals, Inc.*	7,774
720	Medicines Co. (The)*	9,490
5,698	Mylan, Inc.*	111,481
2,179	Nektar Therapeutics*	27,608
436	Obagi Medical Products, Inc.*	4,761
716	Optimer Pharmaceuticals, Inc.*	6,781
643	Pain Therapeutics, Inc.*	5,125
1,678	Perrigo Co.	101,083
574	Pozen, Inc.*	3,674
1,305	Questcor Pharmaceuticals, Inc.*	18,583
1,190	Salix Pharmaceuticals Ltd.*	53,133
1,197	Santarus, Inc.*	3,304
920	Shire plc (ADR)	64,713
1,172	SuperGen, Inc.*	3,106
4,625	Teva Pharmaceutical Industries Ltd. (ADR)	231,435
1,414	ViroPharma, Inc.*	21,846
1,251	Vivus, Inc.*	8,131
2,908	Warner Chilcott plc, Class A	55,281
584	XenoPort, Inc.*	4,526
		939,478
	Total Common Stocks (Cost $3,783,928)	3,663,155

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.7%
	Federal Home Loan Bank
$164,754	0.07%, due 12/01/10	$164,754
346,193	0.09%, due 12/06/10	346,193
	Total U.S. Government & Agency Securities (Cost $510,947)	510,947
	Repurchase Agreements (a)(b) — 22.5%
1,179,025	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,179,041	1,179,025
	Total Repurchase Agreements (Cost $1,179,025)	1,179,025
	Total Investment Securities (Cost $5,473,900) — 102.0%	5,353,127
	Liabilities in excess of other assets — (2.0%)	(105,828)
	Net Assets — 100.0%	$5,247,299

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,430,574.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,683
Aggregate gross unrealized depreciation	(421,643)
Net unrealized depreciation	$(123,960)
Federal income tax cost of investments	$5,477,087

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 47

  Ultra Nasdaq Biotechnology  BIB

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$3,151,321	$(145,595)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	2,052,375	(29,615)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,584,622	89,517
		$(85,693)

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 37.4%
	Auto Components — 1.4%
620	BorgWarner, Inc.*	$37,411
332	Cooper Tire & Rubber Co.	6,935
757	Dana Holding Corp.*	11,438
749	Gentex Corp.	15,721
1,305	Goodyear Tire & Rubber Co. (The)*	12,476
3,649	Johnson Controls, Inc.	132,970
270	Lear Corp.*	23,698
324	Tenneco, Inc.*	11,813
451	TRW Automotive Holdings Corp.*	21,418
		273,880
	Automobiles — 1.8%
18,141	Ford Motor Co.*	289,168
1,266	Harley-Davidson, Inc.	39,600
191	Thor Industries, Inc.	5,640
		334,408
	Beverages — 8.0%
101	Brown-Forman Corp., Class A	6,589
491	Brown-Forman Corp., Class B	32,121
346	Central European Distribution Corp.*	8,315
11,578	Coca-Cola Co. (The)	731,382
1,778	Coca-Cola Enterprises, Inc.	42,939
1,017	Constellation Brands, Inc., Class A*	20,960
1,299	Dr. Pepper Snapple Group, Inc.	47,582
384	Hansen Natural Corp.*	20,437
867	Molson Coors Brewing Co., Class B	41,313
8,651	PepsiCo, Inc.	559,114
		1,510,752
	Biotechnology — 0.0%
181	Martek Biosciences Corp.*	3,982
	Chemicals — 1.0%
2,944	Monsanto Co.	176,405
244	Scotts Miracle-Gro Co. (The), Class A	12,190
		188,595
	Commercial Services & Supplies — 0.1%
303	Herman Miller, Inc.	6,526
201	HNI Corp.	5,355
		11,881
	Distributors — 0.3%
868	Genuine Parts Co.	41,786
760	LKQ Corp.*	16,397
		58,183

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 6.3%
3,194	Archer-Daniels-Midland Co.	$92,594
762	Bunge Ltd.	46,345
1,147	Campbell Soup Co.	38,883
243	Chiquita Brands International, Inc.*	2,717
2,432	ConAgra Foods, Inc.	52,239
410	Corn Products International, Inc.	17,679
447	Darling International, Inc.*	5,176
981	Dean Foods Co.*	7,132
1,083	Del Monte Foods Co.	20,285
498	Flowers Foods, Inc.	13,048
224	Fresh Del Monte Produce, Inc.	4,919
3,347	General Mills, Inc.	118,250
630	Green Mountain Coffee Roasters, Inc.*	23,360
1,706	H. J. Heinz Co.	82,349
220	Hain Celestial Group, Inc. (The)*	5,832
845	Hershey Co. (The)	39,546
393	Hormel Foods Corp.	19,288
642	J.M. Smucker Co. (The)	40,606
1,402	Kellogg Co.	69,020
8,706	Kraft Foods, Inc., Class A	263,356
111	Lancaster Colony Corp.	5,780
602	McCormick & Co., Inc. (Non-Voting)	26,494
1,112	Mead Johnson Nutrition Co.	66,242
297	Ralcorp Holdings, Inc.*	18,390
3,402	Sara Lee Corp.	51,030
841	Smithfield Foods, Inc.*	14,810
129	Tootsie Roll Industries, Inc.	3,437
189	TreeHouse Foods, Inc.*	9,390
1,672	Tyson Foods, Inc., Class A	26,468
		1,184,665
	Household Durables — 1.6%
1,510	D.R. Horton, Inc.	15,160
627	Garmin Ltd.	18,158
377	Harman International Industries, Inc.*	16,434
502	Jarden Corp.	15,411
416	KB Home	4,701
796	Leggett & Platt, Inc.	16,477
836	Lennar Corp., Class A	12,699
199	MDC Holdings, Inc.	4,969
301	Mohawk Industries, Inc.*	15,815
1,517	Newell Rubbermaid, Inc.	25,440
32	NVR, Inc.*	19,839
1,817	PulteGroup, Inc.*	11,374
239	Ryland Group, Inc.	3,485
901	Stanley Black & Decker, Inc.	53,637
358	Tempur-Pedic International, Inc.*	12,569
734	Toll Brothers, Inc.*	13,175

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 49

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) (continued)
341	Tupperware Brands Corp.	$15,850
414	Whirlpool Corp.	30,222
		305,415
	Household Products — 7.3%
382	Church & Dwight Co., Inc.	24,926
752	Clorox Co.	46,481
2,677	Colgate-Palmolive Co.	204,924
378	Energizer Holdings, Inc.*	26,607
2,225	Kimberly-Clark Corp.	137,705
15,436	Procter & Gamble Co. (The)	942,677
85	WD-40 Co.	3,323
		1,386,643
	Leisure Equipment & Products — 0.6%
481	Brunswick Corp.	7,672
350	Callaway Golf Co.	2,681
1,460	Eastman Kodak Co.*	6,876
683	Hasbro, Inc.	32,552
1,965	Mattel, Inc.	50,776
177	Polaris Industries, Inc.	12,866
269	Pool Corp.	5,700
		119,123
	Machinery — 0.2%
273	Briggs & Stratton Corp.	4,753
313	Snap-On, Inc.	16,567
349	WABCO Holdings, Inc.*	17,345
		38,665
	Personal Products — 0.9%
475	Alberto-Culver Co.	17,670
2,333	Avon Products, Inc.	66,631
659	Estee Lauder Cos., Inc. (The), Class A	49,372
328	Herbalife Ltd.	22,511
302	Nu Skin Enterprises, Inc., Class A	9,546
		165,730
	Software — 0.4%
2,985	Activision Blizzard, Inc.	35,044
1,777	Electronic Arts, Inc.*	26,495
460	Take-Two Interactive Software, Inc.*	5,090
628	TiVo, Inc.*	5,162
		71,791
	Textiles, Apparel & Luxury Goods — 2.4%
322	Carter's, Inc.*	10,195
1,658	Coach, Inc.	93,743
209	Deckers Outdoor Corp.*	16,072
257	Fossil, Inc.*	17,386

Shares		Value
	Common Stocks (a) (continued)
510	Hanesbrands, Inc.*	$13,846
388	Iconix Brand Group, Inc.*	7,248
474	Jones Group, Inc. (The)	6,418
1,616	NIKE, Inc., Class B	139,186
333	Phillips-Van Heusen Corp.	22,591
354	Polo Ralph Lauren Corp.	38,671
195	Skechers U.S.A., Inc., Class A*	4,503
225	Timberland Co. (The), Class A*	5,575
189	Under Armour, Inc., Class A*	10,911
465	VF Corp.	38,539
241	Warnaco Group, Inc. (The)*	12,978
265	Wolverine World Wide, Inc.	8,281
		446,143
	Tobacco — 5.1%
11,325	Altria Group, Inc.	271,800
837	Lorillard, Inc.	66,608
9,967	Philip Morris International, Inc.	567,023
1,840	Reynolds American, Inc.	56,930
132	Universal Corp.	5,400
		967,761
	Total Common Stocks (Cost $6,463,998)	7,067,617
Principal Amount
	U.S. Government & Agency Securities (a) — 18.2%
	Federal Home Loan Bank
$2,431,758	0.07%, due 12/01/10	2,431,758
1,007,872	0.09%, due 12/06/10	1,007,872
	Total U.S. Government & Agency Securities (Cost $3,439,630)	3,439,630
	Repurchase Agreements (a)(b) — 40.9%
7,718,059	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $7,718,135	7,718,059
	Total Repurchase Agreements (Cost $7,718,059)	7,718,059
	Total Investment Securities (Cost $17,621,687) — 96.5%	18,225,306
	Other assets less liabilities — 3.5%	651,714
	Net Assets — 100.0%	$18,877,020

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UGE  Ultra Consumer Goods

11/30/10, the aggregate amount held in a segregated account was $7,883,518.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$670,595
Aggregate gross unrealized depreciation	(565,600)
Net unrealized appreciation	$104,995
Federal income tax cost of investments	$18,120,311

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$3,440,365	$(1,885)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	4,709,357	(132,952)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,749,958	226,199
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	18,037,216	257,313
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	654,415	341,717
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,091,414	(27,011)
		$663,381

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 51

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 31.4%
718	Amazon.com, Inc.* (Internet & Catalog Retail)	1.2%	$125,937
577	AmerisourceBergen Corp. (Health Care Providers & Services)	0.2%	17,800
542	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.2%	23,707
703	Best Buy Co., Inc. (Specialty Retail)	0.3%	30,032
746	Cardinal Health, Inc. (Health Care Providers & Services)	0.3%	26,543
852	Carnival Corp. (Hotels, Restaurants & Leisure)	0.3%	35,196
1,293	CBS Corp., Class B (Media)	0.2%	21,774
65	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	0.1%	16,802
4,261	Comcast Corp., Class A (Media)	0.8%	85,220
1,507	Comcast Corp., Special, Class A (Media)	0.3%	28,588
911	Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	61,593
2,818	CVS Caremark Corp. (Food & Staples Retailing)	0.8%	87,358
1,627	Delta Air Lines, Inc.* (Airlines)	0.2%	22,257
1,796	DIRECTV, Class A* (Media)	0.7%	74,588
2,322	eBay, Inc.* (Internet Software & Services)	0.7%	67,640
3,516	Home Depot, Inc. (Specialty Retail)	1.0%	106,218
593	Kohl's Corp.* (Multiline Retail)	0.3%	33,457
1,243	Kroger Co. (The) (Food & Staples Retailing)	0.3%	29,273
894	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.4%	44,772
1,169	Liberty Media Corp. - Interactive, Class A* (Internet & Catalog Retail)	0.2%	18,073
569	Limited Brands, Inc. (Specialty Retail)	0.2%	19,158
2,987	Lowe's Cos., Inc. (Specialty Retail)	0.7%	67,805
868	Macy's, Inc. (Multiline Retail)	0.2%	22,290
651	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.2%	25,526
2,205	McDonald's Corp. (Hotels, Restaurants & Leisure)	1.7%	172,651
641	McGraw-Hill Cos., Inc. (The) (Media)	0.2%	22,108

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
537	McKesson Corp. (Health Care Providers & Services)	0.3%	$34,314
93	NetFlix, Inc.* (Internet & Catalog Retail)	0.2%	19,149
3,755	News Corp., Class A (Media)	0.5%	51,218
624	Omnicom Group, Inc. (Media)	0.3%	28,355
282	O'Reilly Automotive, Inc.* (Specialty Retail)	0.2%	16,971
100	priceline.com, Inc.* (Internet & Catalog Retail)	0.4%	39,405
788	Safeway, Inc. (Food & Staples Retailing)	0.2%	18,116
1,535	Southwest Airlines Co. (Airlines)	0.2%	20,446
1,512	Staples, Inc. (Specialty Retail)	0.3%	33,279
1,538	Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	47,063
362	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.2%	20,576
1,220	Sysco Corp. (Food & Staples Retailing)	0.3%	35,404
1,387	Target Corp. (Multiline Retail)	0.8%	78,976
730	Time Warner Cable, Inc. (Media)	0.4%	44,924
2,326	Time Warner, Inc. (Media)	0.7%	68,594
844	TJX Cos., Inc. (Specialty Retail)	0.4%	38,495
650	United Continental Holdings, Inc.* (Airlines)	0.2%	17,992
1,150	Viacom, Inc., Class B (Media)	0.4%	43,505
2,025	Walgreen Co. (Food & Staples Retailing)	0.7%	70,571
4,355	Wal-Mart Stores, Inc. (Food & Staples Retailing)	2.3%	235,562
3,677	Walt Disney Co. (The) (Media)	1.3%	134,247
180	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	0.2%	18,198
966	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	0.5%	48,377
30,791	Other Common Stocks	7.6%	783,866
	Total Common Stocks (Cost $3,105,508)		3,233,969
Principal Amount
	U.S. Government & Agency Securities (a) — 20.0%
	Federal Home Loan Bank,
$1,329,049	0.07%, due 12/01/10		1,329,049
738,468	0.09%, due 12/06/10		738,468
	Total U.S. Government & Agency Securities (Cost $2,067,517)		2,067,517

See accompanying notes to the financial statements.

52 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UCC  Ultra Consumer Services

Principal Amount		Value
	Repurchase Agreements (a)(b) — 45.2%
$4,661,189	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,661,236	$4,661,189
	Total Repurchase Agreements (Cost $4,661,189)	4,661,189
	Total Investment Securities (Cost $9,834,214) — 96.6%	9,962,675
	Other assets less liabilities — 3.4%	345,792
	Net Assets — 100.0%	$10,308,467

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,323,233.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(557,240)
Net unrealized depreciation	$(557,240)
Federal income tax cost of investments	$10,519,915

Swap Agreements

  Ultra Consumer Services had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,910,916	$41,082
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,588,454	(17,868)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,668,628	(65,995)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	1,948,127	438,667
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,296,028	(31,659)
		$364,227

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of November 30, 2010:

Airlines	0.8%
Commercial Services & Supplies	0.1%
Diversified Consumer Services	0.5%
Electronic Equipment, Instruments & Components	0.1%
Food & Staples Retailing	5.5%
Health Care Providers & Services	0.9%
Hotels, Restaurants & Leisure	5.4%
Internet & Catalog Retail	2.1%
Internet Software & Services	0.8%
IT Services	0.0%
Media	7.4%
Multiline Retail	2.0%
Professional Services	0.1%
Road & Rail	0.1%
Software	0.1%
Specialty Retail	5.5%
Other[1]	68.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 53

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 71.6%
142,640	ACE Ltd. (Insurance)	0.7%	$8,347,293
196,322	Aflac, Inc. (Insurance)	0.9%	10,110,583
212,379	Allstate Corp. (The) (Insurance)	0.5%	6,182,353
448,422	American Express Co. (Consumer Finance)	1.7%	19,380,799
105,746	Ameriprise Financial, Inc. (Capital Markets)	0.5%	5,481,873
261,004	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.4%	4,747,663
124,209	AON Corp. (Insurance)	0.4%	4,983,265
35,867	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.3%	3,957,206
4,185,554	Bank of America Corp. (Diversified Financial Services)	3.9%	45,831,816
508,966	Bank of New York Mellon Corp. (The) (Capital Markets)	1.2%	13,736,992
291,249	BB&T Corp. (Commercial Banks)	0.6%	6,756,977
354,242	Berkshire Hathaway, Inc., Class B* (Insurance)	2.4%	28,226,003
38,140	BlackRock, Inc. (Capital Markets)	0.5%	6,216,820
58,361	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	4,890,652
192,213	Capital One Financial Corp. (Consumer Finance)	0.7%	7,156,090
407,543	Charles Schwab Corp. (The) (Capital Markets)	0.5%	6,125,371
132,491	Chubb Corp. (Insurance)	0.7%	7,553,312
10,008,816	Citigroup, Inc.* (Diversified Financial Services)	3.6%	42,037,027
28,311	CME Group, Inc. (Diversified Financial Services)	0.7%	8,155,267
229,039	Discover Financial Services (Consumer Finance)	0.4%	4,186,833
119,165	Equity Residential (Real Estate Investment Trusts)	0.5%	5,955,867
334,974	Fifth Third Bancorp (Commercial Banks)	0.3%	4,002,939
65,602	Franklin Resources, Inc. (Capital Markets)	0.7%	7,484,532
181,542	Goldman Sachs Group, Inc. (The) (Capital Markets)	2.4%	28,345,968
187,048	Hartford Financial Services Group, Inc. (Insurance)	0.4%	4,163,688
129,721	HCP, Inc. (Real Estate Investment Trusts)	0.4%	4,271,713

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
277,229	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	0.4%	$4,568,734
197,172	Invesco Ltd. (Capital Markets)	0.4%	4,286,519
1,673,369	JPMorgan Chase & Co. (Diversified Financial Services)	5.4%	62,550,533
143,193	Loews Corp. (Insurance)	0.5%	5,356,850
227,787	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	5,712,898
43,897	Mastercard, Inc., Class A (IT Services)	0.9%	10,404,906
244,009	MetLife, Inc. (Insurance)	0.8%	9,308,943
537,321	Morgan Stanley (Capital Markets)	1.1%	13,142,872
101,674	Northern Trust Corp. (Capital Markets)	0.4%	5,114,202
221,566	PNC Financial Services Group, Inc. (Commercial Banks)	1.0%	11,931,329
262,909	Progressive Corp. (The) (Insurance)	0.5%	5,347,569
194,170	Prudential Financial, Inc. (Insurance)	0.9%	9,840,536
59,391	Public Storage (Real Estate Investment Trusts)	0.5%	5,737,171
123,334	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.1%	12,148,399
208,272	State Street Corp. (Capital Markets)	0.8%	8,997,350
210,092	SunTrust Banks, Inc. (Commercial Banks)	0.4%	4,907,749
109,086	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	6,362,986
197,953	Travelers Cos., Inc. (The) (Insurance)	0.9%	10,687,482
805,292	U.S. Bancorp (Commercial Banks)	1.6%	19,149,844
208,477	Visa, Inc., Class A (IT Services)	1.3%	15,396,026
75,872	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	6,189,638
2,063,940	Wells Fargo & Co. (Commercial Banks)	4.8%	56,159,807
278,036	Western Union Co. (The) (IT Services)	0.4%	4,904,555
12,134,958	Other Common Stocks	20.3%	236,934,320
	Total Common Stocks (Cost $828,722,632)		833,430,120

See accompanying notes to the financial statements.

54 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UYG  Ultra Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.6%
	Federal Home Loan Bank,
$37,030,551	0.07%, due 12/01/10	$37,030,551
74,786,411	0.09%, due 12/06/10	74,786,411
	Total U.S. Government & Agency Securities (Cost $111,816,962)	111,816,962
	Repurchase Agreements (a)(b) — 22.1%
257,859,107	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $257,862,612	257,859,107
	Total Repurchase Agreements (Cost $257,859,107)	257,859,107
	Total Investment Securities (Cost $1,198,398,701) — 103.3%	1,203,106,189
	Liabilities in excess of other assets — (3.3%)	(38,140,746)
	Net Assets — 100.0%	$1,164,965,443

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $595,929,586.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,664,358
Aggregate gross unrealized depreciation	(189,741,047)
Net unrealized depreciation	$(19,076,689)
Federal income tax cost of investments	$1,222,182,878

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$63,630,533	$(6,000,126)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	22,115,672	(7,997,721)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	115,324,059	(7,829,342)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	126,060,730	(2,425,300)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	264,264,157	(3,216,965)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	124,275,669	3,108,056
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	785,192,062	(13,761,754)
		$(38,123,152)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 55

  Ultra Financials  UYG

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2010:

Capital Markets	10.7%
Commercial Banks	12.7%
Consumer Finance	2.9%
Diversified Financial Services	14.6%
Insurance	15.5%
IT Services	2.6%
Professional Services	0.2%
Real Estate Investment Trusts	10.7%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	1.1%
Other[1]	28.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) — 92.9%
	Biotechnology — 13.3%
1,327	Acorda Therapeutics, Inc.*	$34,966
3,070	Alexion Pharmaceuticals, Inc.*	234,701
3,240	Alkermes, Inc.*	33,955
32,824	Amgen, Inc.*	1,729,497
4,459	Amylin Pharmaceuticals, Inc.*	57,142
7,790	Biogen Idec, Inc.*	498,326
3,482	BioMarin Pharmaceutical, Inc.*	94,293
2,809	Celera Corp.*	15,927
15,772	Celgene Corp.*	936,541
2,558	Cephalon, Inc.*	162,407
2,036	Cepheid, Inc.*	40,089
1,997	Cubist Pharmaceuticals, Inc.*	43,355
4,934	Dendreon Corp.*	176,341
8,732	Genzyme Corp.*	621,893
28,736	Gilead Sciences, Inc.*	1,048,864
6,419	Human Genome Sciences, Inc.*	157,458
3,870	Incyte Corp.*	56,154
3,182	Isis Pharmaceuticals, Inc.*	30,022
3,223	Myriad Genetics, Inc.*	69,391
2,129	Onyx Pharmaceuticals, Inc.*	62,699
4,088	PDL BioPharma, Inc.	23,629
2,206	Regeneron Pharmaceuticals, Inc.*	63,577
2,313	Savient Pharmaceuticals, Inc.*	27,317
2,105	Talecris Biotherapeutics Holdings Corp.*	45,679
2,185	Theravance, Inc.*	54,581
1,704	United Therapeutics Corp.*	107,233
6,922	Vertex Pharmaceuticals, Inc.*	229,326
		6,655,363
	Health Care Equipment & Supplies — 17.7%
2,614	Alcon, Inc.	411,052
2,881	Alere, Inc.*	91,933
2,583	American Medical Systems Holdings, Inc.*	46,313
20,023	Baxter International, Inc.	972,117
2,376	Beckman Coulter, Inc.	129,991
7,516	Becton, Dickinson and Co.	585,722
51,654	Boston Scientific Corp.*	331,619
3,209	C.R. Bard, Inc.	272,284
6,162	CareFusion Corp.*	140,925
1,596	Cooper Cos., Inc. (The)	85,386
17,266	Covidien plc	726,381
4,894	DENTSPLY International, Inc.	151,322
3,853	Edwards Lifesciences Corp.*	255,685
1,668	Gen-Probe, Inc.*	86,502
861	Haemonetics Corp.*	50,618
2,144	Hill-Rom Holdings, Inc.	84,860
8,856	Hologic, Inc.*	145,238
5,653	Hospira, Inc.*	318,038

Shares		Value
	Common Stocks (a) (continued)
1,972	IDEXX Laboratories, Inc.*	$126,622
2,396	Immucor, Inc.*	44,015
1,348	Intuitive Surgical, Inc.*	350,871
1,058	Invacare Corp.	28,555
2,148	Kinetic Concepts, Inc.*	85,297
1,835	Masimo Corp.	56,628
37,108	Medtronic, Inc.	1,244,231
1,340	NuVasive, Inc.*	31,302
5,187	ResMed, Inc.*	165,725
1,387	Sirona Dental Systems, Inc.*	52,415
11,153	St. Jude Medical, Inc.*	431,510
1,850	STERIS Corp.	63,658
10,425	Stryker Corp.	522,188
1,359	Teleflex, Inc.	67,868
1,964	Thoratec Corp.*	49,994
4,168	Varian Medical Systems, Inc.*	274,379
1,138	West Pharmaceutical Services, Inc.	43,153
6,948	Zimmer Holdings, Inc.*	342,258
		8,866,655
	Health Care Providers & Services — 15.4%
14,302	Aetna, Inc.	423,625
979	Amedisys, Inc.*	27,784
1,772	AMERIGROUP Corp.*	76,249
2,601	Brookdale Senior Living, Inc.*	49,731
1,331	Catalyst Health Solutions, Inc.*	57,127
1,765	Centene Corp.*	41,036
9,420	CIGNA Corp.	346,750
3,251	Community Health Systems, Inc.*	103,577
5,075	Coventry Health Care, Inc.*	128,499
3,560	DaVita, Inc.*	258,812
1,032	Emergency Medical Services Corp., Class A*	51,125
17,236	Express Scripts, Inc.*	897,823
8,578	Health Management Associates, Inc., Class A*	76,430
3,338	Health Net, Inc.*	90,126
3,197	HealthSouth Corp.*	57,546
1,168	Healthways, Inc.*	11,271
3,131	Henry Schein, Inc.*	179,813
930	HMS Holdings Corp.*	58,599
5,831	Humana, Inc.*	326,769
3,522	Laboratory Corp. of America Holdings*	288,910
1,877	LifePoint Hospitals, Inc.*	67,985
3,391	Lincare Holdings, Inc.	87,318
1,142	Magellan Health Services, Inc.*	55,616
15,654	Medco Health Solutions, Inc.*	959,903
1,612	MEDNAX, Inc.*	98,655
2,141	Owens & Minor, Inc.	60,483
3,428	Patterson Cos., Inc.	101,915
1,943	PSS World Medical, Inc.*	40,026

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 57

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) (continued)
5,065	Quest Diagnostics, Inc.	$249,806
16,445	Tenet Healthcare Corp.*	67,096
38,523	UnitedHealth Group, Inc.	1,406,860
3,075	Universal Health Services, Inc., Class B	126,444
1,446	WellCare Health Plans, Inc.*	40,705
13,697	WellPoint, Inc.*	763,471
		7,677,885
	Life Sciences Tools & Services — 3.9%
654	Bio-Rad Laboratories, Inc., Class A*	61,051
2,265	Charles River Laboratories International, Inc.*	73,952
2,217	Covance, Inc.*	99,566
4,259	Illumina, Inc.*	256,051
6,257	Life Technologies Corp.*	311,630
1,984	Parexel International Corp.*	34,839
3,774	Pharmaceutical Product Development, Inc.	94,048
1,285	Techne Corp.	77,190
13,985	Thermo Fisher Scientific, Inc.*	711,277
3,182	Waters Corp.*	244,600
		1,964,204
	Pharmaceuticals — 42.6%
52,721	Abbott Laboratories	2,452,054
10,419	Allergan, Inc.	690,467
1,616	Auxilium Pharmaceuticals, Inc.*	30,591
58,864	Bristol-Myers Squibb Co.	1,485,727
33,642	Eli Lilly & Co.	1,132,390
3,560	Endo Pharmaceuticals Holdings, Inc.*	128,196
9,869	Forest Laboratories, Inc.*	314,722
94,770	Johnson & Johnson	5,833,094
8,553	King Pharmaceuticals, Inc.*	121,025
2,000	Medicis Pharmaceutical Corp., Class A	52,700
105,316	Merck & Co., Inc.	3,630,243
14,850	Mylan, Inc.*	290,540
3,227	Nektar Therapeutics*	40,886
1,183	Par Pharmaceutical Cos., Inc.*	42,505
2,827	Perrigo Co.	170,298
276,010	Pfizer, Inc.	4,496,203
1,755	Salix Pharmaceuticals Ltd.*	78,361
3,949	Warner Chilcott plc, Class A	75,070
4,264	Watson Pharmaceuticals, Inc.*	207,827
		21,272,899
	Total Common Stocks (Cost $44,868,993)	46,437,006

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$303,003	0.07%, due 12/01/10	$303,003
617,269	0.09%, due 12/06/10	617,269
	Total U.S. Government & Agency Securities (Cost $920,272)	920,272
	Repurchase Agreements (a)(b) — 4.3%
2,122,516	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,122,545	2,122,516
	Total Repurchase Agreements (Cost $2,122,516)	2,122,516
	Total Investment Securities (Cost $47,911,781) — 99.0%	49,479,794
	Other assets less liabilities — 1.0%	517,733
	Net Assets — 100.0%	$49,997,527

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $7,350,856.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,197,576
Aggregate gross unrealized depreciation	(2,800,014)
Net unrealized appreciation	$1,397,562
Federal income tax cost of investments	$48,082,232

See accompanying notes to the financial statements.

58 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  RXL  Ultra Health Care

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$19,235,561	$550,251
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	7,822,229	(320,118)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	12,519,252	750,281
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	13,968,338	(516,152)
		$464,262

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 59

  Ultra Industrials  UXI

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 37.1%
4,005	3M Co. (Industrial Conglomerates)	1.3%	$336,340
3,885	Accenture plc, Class A (IT Services)	0.6%	168,298
2,144	Agilent Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	75,083
1,066	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.2%	53,332
3,074	Automatic Data Processing, Inc. (IT Services)	0.5%	137,008
4,012	Boeing Co. (The) (Aerospace & Defense)	1.0%	255,845
1,018	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.3%	75,037
3,493	Caterpillar, Inc. (Machinery)	1.1%	295,508
1,021	Cooper Industries plc (Electrical Equipment)	0.2%	55,645
2,329	CSX Corp. (Road & Rail)	0.5%	141,626
1,106	Cummins, Inc. (Machinery)	0.4%	107,415
3,098	Danaher Corp. (Machinery)	0.5%	133,988
2,585	Deere & Co. (Machinery)	0.7%	193,099
1,143	Dover Corp. (Machinery)	0.2%	62,648
1,032	Eaton Corp. (Machinery)	0.4%	99,485
4,632	Emerson Electric Co. (Electrical Equipment)	1.0%	255,084
1,311	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.3%	69,352
1,783	FedEx Corp. (Air Freight & Logistics)	0.6%	162,467
918	Fiserv, Inc.* (IT Services)	0.2%	50,765
1,097	Fluor Corp. (Construction & Engineering)	0.2%	63,440
932	Fortune Brands, Inc. (Household Durables)	0.2%	55,072
1,950	General Dynamics Corp. (Aerospace & Defense)	0.5%	128,875
65,490	General Electric Co. (Industrial Conglomerates)	3.9%	1,036,707
765	Goodrich Corp. (Aerospace & Defense)	0.2%	65,614
4,281	Honeywell International, Inc. (Aerospace & Defense)	0.8%	212,809
2,634	Illinois Tool Works, Inc. (Machinery)	0.5%	125,457
1,950	Ingersoll-Rand plc (Machinery)	0.3%	79,950
1,121	ITT Corp. (Aerospace & Defense)	0.2%	51,566
626	Joy Global, Inc. (Machinery)	0.2%	47,776
701	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.2%	49,301

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,773	Lockheed Martin Corp. (Aerospace & Defense)	0.5%	$120,635
2,251	Norfolk Southern Corp. (Road & Rail)	0.5%	135,443
1,679	Northrop Grumman Corp. (Aerospace & Defense)	0.4%	103,561
2,229	PACCAR, Inc. (Machinery)	0.4%	120,054
988	Parker Hannifin Corp. (Machinery)	0.3%	79,267
1,988	Paychex, Inc. (IT Services)	0.2%	56,738
870	Precision Castparts Corp. (Aerospace & Defense)	0.4%	120,121
2,296	Raytheon Co. (Aerospace & Defense)	0.4%	106,190
1,920	Republic Services, Inc. (Commercial Services & Supplies)	0.2%	54,029
866	Rockwell Automation, Inc. (Electrical Equipment)	0.2%	57,260
969	Rockwell Collins, Inc. (Aerospace & Defense)	0.2%	54,322
2,746	Tyco Electronics Ltd. (Electronic Equipment, Instruments & Components)	0.3%	83,533
3,055	Tyco International Ltd. (Industrial Conglomerates)	0.4%	115,754
3,053	Union Pacific Corp. (Road & Rail)	1.0%	275,106
4,385	United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.1%	307,520
5,309	United Technologies Corp. (Aerospace & Defense)	1.5%	399,608
365	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.2%	45,599
2,738	Waste Management, Inc. (Commercial Services & Supplies)	0.4%	93,777
3,272	Weyerhaeuser Co. (Paper & Forest Products)	0.2%	54,610
95,534	Other Common Stocks	10.8%	2,890,494
	Total Common Stocks (Cost $8,881,297)		9,918,213
Principal Amount
	U.S. Government & Agency Securities (a) — 18.1%
	Federal Home Loan Bank,
$1,857,465	0.07%, due 12/01/10		1,857,465
2,991,659	0.09%, due 12/06/10		2,991,659
	Total U.S. Government & Agency Securities (Cost $4,849,124)		4,849,124

See accompanying notes to the financial statements.

60 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UXI  Ultra Industrials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 41.6%
$11,140,830	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $11,140,976	$11,140,830
	Total Repurchase Agreements (Cost $11,140,830)	11,140,830
	Total Investment Securities (Cost $24,871,251) — 96.8%	25,908,167
	Other assets less liabilities — 3.2%	857,477
	Net Assets — 100.0%	$26,765,644

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $10,290,004.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,772,474
Aggregate gross unrealized depreciation	(787,435)
Net unrealized appreciation	$985,039
Federal income tax cost of investments	$24,923,128

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$1,926,216	$1,165,376
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	33,603,359	(606,854)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	4,975,032	81,033
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,164,167	238,851
		$878,406

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 61

  Ultra Industrials  UXI

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2010:

Aerospace & Defense	6.7%
Air Freight & Logistics	2.4%
Building Products	0.3%
Chemicals	0.3%
Commercial Services & Supplies	1.3%
Communications Equipment	0.1%
Construction & Engineering	0.9%
Construction Materials	0.2%
Containers & Packaging	0.9%
Diversified Consumer Services	0.0%
Diversified Financial Services	0.0%
Electrical Equipment	2.3%
Electronic Equipment, Instruments & Components	1.8%
Energy Equipment & Services	0.1%
Household Durables	0.2%
Industrial Conglomerates	5.8%
Internet Software & Services	0.1%
IT Services	2.3%
Life Sciences Tools & Services	0.2%
Machinery	6.9%
Marine	0.1%
Metals & Mining	0.0%
Multi-Utilities	0.1%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.1%
Paper & Forest Products	0.3%
Professional Services	0.4%
Road & Rail	2.5%
Semiconductors & Semiconductor Equipment	0.0%
Software	0.1%
Trading Companies & Distributors	0.6%
Other[1]	62.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

62 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 62.1%
	Energy Equipment & Services — 14.3%
8,025	Atwood Oceanics, Inc.*	$285,690
61,321	Baker Hughes, Inc.	3,198,503
4,903	Bristow Group, Inc.*	215,291
35,087	Cameron International Corp.*	1,688,036
2,877	CARBO Ceramics, Inc.	279,500
10,532	Complete Production Services, Inc.*	299,635
6,428	Core Laboratories N.V.	550,237
9,443	Diamond Offshore Drilling, Inc.	611,529
11,797	Dresser-Rand Group, Inc.*	447,460
4,440	Dril-Quip, Inc.*	343,834
9,007	Exterran Holdings, Inc.*	204,189
17,309	FMC Technologies, Inc.*	1,458,110
15,784	Global Industries Ltd.*	98,334
130,757	Halliburton Co.	4,947,845
15,055	Helix Energy Solutions Group, Inc.*	211,222
13,941	Helmerich & Payne, Inc.	632,364
18,112	Key Energy Services, Inc.*	186,554
40,997	Nabors Industries Ltd.*	905,624
60,253	National Oilwell Varco, Inc.	3,692,906
37,083	Noble Corp.	1,257,855
7,810	Oceaneering International, Inc.*	539,671
7,212	Oil States International, Inc.*	427,888
16,580	Parker Drilling Co.*	66,320
22,282	Patterson-UTI Energy, Inc.	439,847
22,905	Pride International, Inc.*	712,345
16,415	Rowan Cos., Inc.*	494,912
196,609	Schlumberger Ltd.	15,205,740
3,053	SEACOR Holdings, Inc.*	332,777
11,327	Superior Energy Services, Inc.*	378,208
10,846	Tetra Technologies, Inc.*	119,306
7,434	Tidewater, Inc.	364,935
46,098	Transocean Ltd.*	3,089,949
6,789	Unit Corp.*	271,356
106,785	Weatherford International Ltd.*	2,179,482
		46,137,454
	Gas Utilities — 0.1%
10,440	Energen Corp.	454,871
	Machinery — 0.0%
4,135	Chart Industries, Inc.*	130,790
	Multi-Utilities — 0.2%
14,010	OGE Energy Corp.	623,585
	Oil, Gas & Consumable Fuels — 47.1%
71,278	Anadarko Petroleum Corp.	4,573,196
54,991	Apache Corp.	5,919,231
11,241	Atlas Energy, Inc.*	482,801
6,849	Berry Petroleum Co., Class A	261,015
5,949	Bill Barrett Corp.*	228,739

Shares		Value
	Common Stocks (a) (continued)
16,770	Brigham Exploration Co.*	$421,765
14,978	Cabot Oil & Gas Corp.	523,781
4,441	Carrizo Oil & Gas, Inc.*	128,878
93,321	Chesapeake Energy Corp.	1,970,940
288,851	Chevron Corp.	23,388,265
12,082	Cimarex Energy Co.	973,084
6,616	Comstock Resources, Inc.*	162,092
12,442	Concho Resources, Inc.*	1,029,576
199,863	ConocoPhillips	12,025,757
4,508	Continental Resources, Inc.*	240,953
57,347	Denbury Resources, Inc.*	1,042,568
59,140	Devon Energy Corp.	4,173,510
101,636	El Paso Corp.	1,371,070
36,294	EOG Resources, Inc.	3,228,351
21,502	EQT Corp.	870,186
24,631	EXCO Resources, Inc.	457,398
735,935	Exxon Mobil Corp.	51,191,639
16,183	Forest Oil Corp.*	553,782
14,915	Frontier Oil Corp.	231,630
42,552	Hess Corp.	2,980,768
6,413	Holly Corp.	230,483
102,341	Marathon Oil Corp.	3,425,353
27,335	Murphy Oil Corp.	1,845,659
19,232	Newfield Exploration Co.*	1,285,275
24,978	Noble Energy, Inc.	2,029,463
116,699	Occidental Petroleum Corp.	10,289,351
6,555	Penn Virginia Corp.	103,962
43,334	Petrohawk Energy Corp.*	772,645
13,288	Pioneer Natural Resources Co.	1,064,502
20,068	Plains Exploration & Production Co.*	575,149
25,222	QEP Resources, Inc.	886,049
17,225	Quicksilver Resources, Inc.*	244,940
22,977	Range Resources Corp.	964,804
53,921	SandRidge Energy, Inc.*	278,232
9,064	SM Energy Co.	450,390
16,756	Southern Union Co.	395,609
49,869	Southwestern Energy Co.*	1,805,258
17,382	Sunoco, Inc.	697,713
5,455	Swift Energy Co.*	199,053
20,205	Tesoro Corp.*	329,746
21,893	Ultra Petroleum Corp.*	1,028,752
81,084	Valero Energy Corp.	1,579,516
8,464	Whiting Petroleum Corp.*	931,463
84,253	Williams Cos., Inc. (The)	1,921,811
		151,766,153
	Semiconductors & Semiconductor Equipment — 0.4%
7,913	First Solar, Inc.*	972,112
7,988	SunPower Corp., Class A*	93,140
6,060	SunPower Corp., Class B*	69,539
		1,134,791
	Total Common Stocks (Cost $189,614,690)	200,247,644

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 63

  Ultra Oil & Gas  DIG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.4%
	Federal Home Loan Bank
$7,752,965	0.07%, due 12/01/10	$7,752,965
16,199,826	0.09%, due 12/06/10	16,199,826
	Total U.S. Government & Agency Securities (Cost $23,952,791)	23,952,791
	Repurchase Agreements (a)(b) — 17.1%
55,266,825	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $55,267,579	55,266,825
	Total Repurchase Agreements (Cost $55,266,825)	55,266,825
	Total Investment Securities (Cost $268,834,306) — 86.6%	279,467,260
	Other assets less liabilities — 13.4%	43,068,919
	Net Assets — 100.0%	$322,536,179

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $123,169,130.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,932,386
Aggregate gross unrealized depreciation	(6,999,334)
Net unrealized appreciation	$9,933,052
Federal income tax cost of investments	$269,534,208

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$12,042,666	$17,394
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	31,075,625	(228,576)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	25,917,101	52,827
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	220,083,067	26,384,133
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	17,654,115	(213,275)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	98,433,179	11,290,948
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	40,130,800	4,820,676
		$42,124,127

See accompanying notes to the financial statements.

64 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  URE  Ultra Real Estate

Shares		Value
	Common Stocks (a) — 62.1%
	Real Estate Investment Trusts — 58.7%
48,953	Alexandria Real Estate Equities, Inc.	$3,267,613
164,643	AMB Property Corp.	4,804,283
63,349	American Campus Communities, Inc.	1,991,693
606,697	Annaly Capital Management, Inc.	11,035,818
114,406	Apartment Investment & Management Co., Class A	2,759,473
83,379	AvalonBay Communities, Inc.	9,199,205
125,843	BioMed Realty Trust, Inc.	2,218,612
135,680	Boston Properties, Inc.	11,369,984
128,628	Brandywine Realty Trust	1,422,626
62,449	BRE Properties, Inc.	2,689,678
65,577	Camden Property Trust	3,349,017
134,970	CBL & Associates Properties, Inc.	2,227,005
987,037	Chimera Investment Corp.	3,948,148
69,732	Colonial Properties Trust	1,255,176
70,585	CommonWealth REIT	1,766,743
64,060	Corporate Office Properties Trust	2,172,275
206,735	DCT Industrial Trust, Inc.	1,021,271
184,997	Developers Diversified Realty Corp.	2,373,512
151,327	DiamondRock Hospitality Co.*	1,593,473
85,239	Digital Realty Trust, Inc.	4,476,752
118,917	Douglas Emmett, Inc.	1,985,914
241,655	Duke Realty Corp.	2,689,620
57,996	DuPont Fabros Technology, Inc.	1,310,130
26,382	EastGroup Properties, Inc.	1,051,850
45,509	Entertainment Properties Trust	2,107,067
29,730	Equity Lifestyle Properties, Inc.	1,601,852
277,011	Equity Residential	13,845,010
29,477	Essex Property Trust, Inc.	3,267,231
59,634	Federal Realty Investment Trust	4,615,075
70,509	Franklin Street Properties Corp.	904,630
43,051	Hatteras Financial Corp.	1,333,720
301,544	HCP, Inc.	9,929,844
120,436	Health Care REIT, Inc.	5,573,778
62,309	Healthcare Realty Trust, Inc.	1,286,058
70,093	Highwoods Properties, Inc.	2,138,537
36,710	Home Properties, Inc.	1,967,289
120,798	Hospitality Properties Trust	2,672,052
644,400	Host Hotels & Resorts, Inc.	10,619,712
51,203	Kilroy Realty Corp.	1,747,046
393,325	Kimco Realty Corp.	6,552,794
68,335	LaSalle Hotel Properties	1,626,373
106,614	Lexington Realty Trust	836,920
110,883	Liberty Property Trust	3,475,073
127,012	Macerich Co. (The)	5,885,736
77,537	Mack-Cali Realty Corp.	2,461,800
274,492	MFA Financial, Inc.	2,237,110

Shares		Value
	Common Stocks (a) (continued)
32,109	Mid-America Apartment Communities, Inc.	$1,970,529
81,564	National Retail Properties, Inc.	2,121,480
121,165	Nationwide Health Properties, Inc.	4,367,998
91,031	Omega Healthcare Investors, Inc.	1,921,664
159,392	Plum Creek Timber Co., Inc.	5,744,488
47,438	Post Properties, Inc.	1,616,213
39,114	Potlatch Corp.	1,239,132
541,609	ProLogis	7,046,333
138,064	Public Storage	13,336,982
77,809	Rayonier, Inc.	3,965,147
102,083	Realty Income Corp.	3,475,926
68,251	Redwood Trust, Inc.	943,911
80,075	Regency Centers Corp.	3,260,654
124,307	Senior Housing Properties Trust	2,775,775
286,680	Simon Property Group, Inc.	28,237,980
76,323	SL Green Realty Corp.	4,991,524
115,234	Sunstone Hotel Investors, Inc.*	1,097,028
39,437	Tanger Factory Outlet Centers	1,892,187
53,443	Taubman Centers, Inc.	2,593,589
158,770	UDR, Inc.	3,540,571
153,228	Ventas, Inc.	7,856,000
176,387	Vornado Realty Trust	14,389,651
61,156	Washington Real Estate Investment Trust	1,876,266
117,099	Weingarten Realty Investors	2,775,246
		291,700,852
	Real Estate Management & Development — 3.4%
253,615	Brookfield Properties Corp.	4,100,954
287,874	CB Richard Ellis Group, Inc., Class A*	5,524,302
118,276	Forest City Enterprises, Inc., Class A*	1,815,537
34,959	Forestar Group, Inc.*	629,961
41,156	Jones Lang LaSalle, Inc.	3,285,072
89,795	St. Joe Co. (The)*	1,580,392
		16,936,218
	Total Common Stocks (Cost $281,529,520)	308,637,070
Principal Amount
	U.S. Government & Agency Securities (a) — 9.7%
	Federal Home Loan Bank
$15,936,815	0.07%, due 12/01/10	15,936,815
32,500,881	0.09%, due 12/06/10	32,500,881
	Total U.S. Government & Agency Securities (Cost $48,437,696)	48,437,696

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 65

  Ultra Real Estate  URE

Principal Amount		Value
	Repurchase Agreements (a)(b) — 22.5%
$111,718,587	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $111,720,108	$111,718,587
	Total Repurchase Agreements (Cost $111,718,587)	111,718,587
	Total Investment Securities (Cost $441,685,803) — 94.3%	468,793,353
	Other assets less liabilities — 5.7%	28,279,911
	Net Assets — 100.0%	$497,073,264

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $218,642,259.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,159,810
Aggregate gross unrealized depreciation	(3,451,021)
Net unrealized appreciation	$19,708,789
Federal income tax cost of investments	$449,084,564

Swap Agreements

Ultra Real Estate had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$107,407,433	$19,546,456
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	82,702,121	(137,565)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	53,007,151	(6,123,467)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	63,516,481	6,304,397
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	62,670,989	18,083,076
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	208,956,504	(5,233,693)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	108,253,874	(4,437,016)
		$28,002,188

See accompanying notes to the financial statements.

66 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  KRU  Ultra KBW Regional Banking

Shares		Value
	Common Stocks (a) — 77.4%
	Commercial Banks — 73.1%
8,777	Associated Banc-Corp	$112,302
3,408	BancorpSouth, Inc.	43,793
2,148	Bank of Hawaii Corp.	93,008
1,587	BOK Financial Corp.	74,113
16,713	Boston Private Financial Holdings, Inc.	89,749
9,897	Cathay General Bancorp	133,708
2,334	City Holding Co.	74,851
1,914	City National Corp./CA	102,820
4,995	Columbia Banking System, Inc.	87,113
4,295	Community Bank System, Inc.	103,424
12,698	CVB Financial Corp.	99,933
6,863	East West Bancorp, Inc.	119,004
10,363	First Commonwealth Financial Corp.	64,251
6,442	First Financial Bancorp	106,422
5,556	First Horizon National Corp.*	53,171
9,291	First Midwest Bancorp, Inc./IL	87,057
6,023	FirstMerit Corp.	104,951
14,006	FNB Corp./PA	122,833
13,725	Fulton Financial Corp.	118,721
5,229	Glacier Bancorp, Inc.	69,702
1,821	Hancock Holding Co.	57,362
1,400	Iberiabank Corp.	70,574
5,416	MB Financial, Inc.	77,070
11,437	National Penn Bancshares, Inc.	76,742
8,264	Old National Bancorp/IN	85,202
4,995	PacWest Bancorp	84,915
6,536	Pinnacle Financial Partners, Inc.*	64,249
4,483	PrivateBancorp, Inc.	54,513
2,195	Prosperity Bancshares, Inc.	71,425
3,455	S&T Bancorp, Inc.	67,787
2,988	Signature Bank/NY*	131,323
13,306	Sterling Bancshares, Inc./TX	78,971
10,363	Susquehanna Bancshares, Inc.	83,422
2,334	SVB Financial Group*	104,867
38,842	Synovus Financial Corp.	78,849
4,949	TCF Financial Corp.	67,356
5,883	Texas Capital Bancshares, Inc.*	111,071
3,781	Trustmark Corp.	80,686
1,633	UMB Financial Corp.	60,911
8,730	Umpqua Holdings Corp.	92,451
3,221	United Bankshares, Inc.	84,422
6,863	Valley National Bancorp	87,160
4,762	Webster Financial Corp.	78,573
1,260	Westamerica Bancorp.	61,589
9,477	Whitney Holding Corp./LA	88,989
6,629	Wilmington Trust Corp.	25,986
2,894	Wintrust Financial Corp.	82,913
		3,970,304

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.3%
7,703	Brookline Bancorp, Inc.	$75,721
5,088	Hudson City Bancorp, Inc.	57,749
7,330	Provident Financial Services, Inc.	101,007
		234,477
	Total Common Stocks (Cost $4,844,416)	4,204,781
Principal Amount
	U.S. Government & Agency Securities (a) — 10.5%
	Federal Home Loan Bank
$229,251	0.07%, due 12/01/10	229,251
341,334	0.09%, due 12/06/10	341,334
	Total U.S. Government & Agency Securities (Cost $570,585)	570,585
	Repurchase Agreements (a)(b) — 24.1%
1,309,145	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,309,162	1,309,145
	Total Repurchase Agreements (Cost $1,309,145)	1,309,145
	Total Investment Securities (Cost $6,724,146) — 112.0%	6,084,511
	Liabilities in excess of other assets — (12.0%)	(651,177)
	Net Assets — 100.0%	$5,433,334

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,844,674.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,042
Aggregate gross unrealized depreciation	(807,559)
Net unrealized depreciation	$(761,517)
Federal income tax cost of investments	$6,846,028

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 67

  Ultra KBW Regional Banking  KRU

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$684,384	$(123,676)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	1,712,578	(94,565)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	3,632,613	(353,312)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	629,570	(73,241)
		$(644,794)

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  USD  Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 44.7%
	Communications Equipment — 0.2%
3,574	InterDigital, Inc.*	$118,192
	Computers & Peripherals — 1.3%
19,081	SanDisk Corp.*	851,013
	Semiconductors & Semiconductor Equipment — 43.2%
45,938	Advanced Micro Devices, Inc.*	334,888
25,153	Altera Corp.	882,619
8,275	Amkor Technology, Inc.*	57,594
24,371	Analog Devices, Inc.	866,633
109,839	Applied Materials, Inc.	1,365,299
5,426	Applied Micro Circuits Corp.*	50,353
5,727	Atheros Communications, Inc.*	186,471
37,715	Atmel Corp.*	391,859
2,570	ATMI, Inc.*	46,132
36,700	Broadcom Corp., Class A	1,632,783
1,919	Cabot Microelectronics Corp.*	75,743
8,011	Cree, Inc.*	522,157
2,287	Cymer, Inc.*	87,066
13,111	Cypress Semiconductor Corp.*	205,449
10,155	Fairchild Semiconductor International, Inc.*	142,678
4,040	Formfactor, Inc.*	37,491
12,978	Integrated Device Technology, Inc.*	83,449
455,352	Intel Corp.	9,617,034
5,837	International Rectifier Corp.*	165,537
10,009	Intersil Corp., Class A	127,615
13,741	KLA-Tencor Corp.	503,882
10,346	Lam Research Corp.*	468,984
16,878	Linear Technology Corp.	550,223
52,545	LSI Corp.*	301,608
44,012	Marvell Technology Group Ltd.*	848,991
24,425	Maxim Integrated Products, Inc.	567,881
18,615	MEMC Electronic Materials, Inc.*	215,376
14,892	Microchip Technology, Inc.	500,520
81,391	Micron Technology, Inc.*	590,899
6,791	Microsemi Corp.*	150,353
19,349	National Semiconductor Corp.	258,309
4,678	Netlogic Microsystems, Inc.*	145,954
7,522	Novellus Systems, Inc.*	226,788
46,583	NVIDIA Corp.*	633,529
4,358	Omnivision Technologies, Inc.*	123,288
34,807	ON Semiconductor Corp.*	283,851
18,623	PMC-Sierra, Inc.*	135,017
9,169	Rambus, Inc.*	183,472
22,192	RF Micro Devices, Inc.*	155,566
5,050	Semtech Corp.*	118,119
3,650	Silicon Laboratories, Inc.*	155,052
14,451	Skyworks Solutions, Inc.*	367,778

Shares		Value
	Common Stocks (a) (continued)
14,756	Teradyne, Inc.*	$175,006
4,111	Tessera Technologies, Inc.*	81,850
97,844	Texas Instruments, Inc.	3,111,439
12,708	TriQuint Semiconductor, Inc.*	151,352
6,088	Varian Semiconductor Equipment Associates, Inc.*	191,955
21,186	Xilinx, Inc.	574,564
4,065	Zoran Corp.*	27,967
		28,678,423
	Total Common Stocks (Cost $27,186,127)	29,647,628
Principal Amount
	U.S. Government & Agency Securities (a) — 14.4%
	Federal Home Loan Bank
$3,072,174	0.07%, due 12/01/10	3,072,174
6,453,718	0.09%, due 12/06/10	6,453,718
	Total U.S. Government & Agency Securities (Cost $9,525,892)	9,525,892
	Repurchase Agreements (a)(b) — 33.1%
21,981,154	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $21,981,455	21,981,154
	Total Repurchase Agreements (Cost $21,981,154)	21,981,154
	Total Investment Securities (Cost $58,693,173) — 92.2%	61,154,674
	Other assets less liabilities — 7.8%	5,168,894
	Net Assets — 100.0%	$66,323,568

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $20,808,124.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,252,041
Aggregate gross unrealized depreciation	(1,016,838)
Net unrealized appreciation	$2,235,203
Federal income tax cost of investments	$58,919,471

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 69

  Ultra Semiconductors  USD

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$15,071,187	$1,398,221
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	13,497,753	29,592
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	7,640,884	742,030
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	18,112,453	1,181,188
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	32,655,770	2,124,404
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	16,302,326	(171,901)
		$5,303,534

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) — 73.4%
	Commercial Services & Supplies — 0.2%
11,213	Pitney Bowes, Inc.	$246,013
	Communications Equipment — 9.3%
3,366	ADTRAN, Inc.	104,817
6,851	Arris Group, Inc.*	68,579
23,990	Brocade Communications Systems, Inc.*	119,470
5,004	Ciena Corp.*	75,811
311,642	Cisco Systems, Inc.*	5,971,061
1,521	Comtech Telecommunications Corp.	45,113
4,362	Emulex Corp.*	49,378
4,246	F5 Networks, Inc.*	559,962
5,365	Harmonic, Inc.*	36,267
7,063	Harris Corp.	312,467
2,360	InterDigital, Inc.*	78,045
11,775	JDS Uniphase Corp.*	139,769
28,528	Juniper Networks, Inc.*	970,523
116,071	Motorola, Inc.*	889,104
2,578	Plantronics, Inc.	92,215
4,605	Polycom, Inc.*	170,408
86,732	QUALCOMM, Inc.	4,053,854
7,678	Riverbed Technology, Inc.*	260,361
11,281	Sonus Networks, Inc.*	30,233
3,690	Tekelec*	45,571
19,112	Tellabs, Inc.	120,597
		14,193,605
	Computers & Peripherals — 17.7%
48,996	Apple, Inc.*	15,245,105
93,243	Dell, Inc.*	1,232,672
3,580	Diebold, Inc.	112,484
2,446	Electronics for Imaging, Inc.*	32,018
110,213	EMC Corp.*	2,368,477
126,706	Hewlett-Packard Co.	5,312,783
2,629	Intermec, Inc.*	29,734
4,238	Lexmark International, Inc., Class A*	153,585
8,632	NCR Corp.*	124,214
19,205	NetApp, Inc.*	978,111
5,903	QLogic Corp.*	105,605
12,591	SanDisk Corp.*	561,559
25,494	Seagate Technology plc*	341,875
1,809	Synaptics, Inc.*	51,556
12,354	Western Digital Corp.*	413,859
		27,063,637
	Electronic Equipment, Instruments & Components — 1.2%
3,805	Brightpoint, Inc.*	31,201
84,521	Corning, Inc.	1,492,641
8,467	Ingram Micro, Inc., Class A*	151,136

Shares		Value
	Common Stocks (a) (continued)
2,498	Insight Enterprises, Inc.*	$31,499
2,740	Tech Data Corp.*	120,752
		1,827,229
	Health Care Technology — 0.4%
9,064	Allscripts Healthcare Solutions, Inc.*	159,073
1,789	athenahealth, Inc.*	73,367
3,746	Cerner Corp.*	329,124
992	Quality Systems, Inc.	63,974
		625,538
	Internet Software & Services — 6.6%
9,813	Akamai Technologies, Inc.*	512,140
5,735	AOL, Inc.*	138,672
2,142	Digital River, Inc.*	78,868
5,829	Earthlink, Inc.	52,257
2,445	Equinix, Inc.*	189,732
13,187	Google, Inc., Class A*	7,328,148
4,054	IAC/InterActiveCorp*	114,161
2,411	j2 Global Communications, Inc.*	64,567
5,599	Rackspace Hosting, Inc.*	163,323
2,175	SAVVIS, Inc.*	54,658
4,706	United Online, Inc.	29,954
9,407	VeriSign, Inc.*	322,754
68,317	Yahoo!, Inc.*	1,077,359
		10,126,593
	IT Services — 8.2%
10,215	Amdocs Ltd.*	265,590
1,622	CACI International, Inc., Class A*	81,635
16,177	Cognizant Technology Solutions Corp., Class A*	1,051,182
8,299	Computer Sciences Corp.	370,384
1,838	CSG Systems International, Inc.*	34,591
2,015	DST Systems, Inc.	86,363
4,037	Gartner, Inc.*	129,870
68,146	International Business Machines Corp.	9,639,933
20,530	SAIC, Inc.*	314,520
2,347	SRA International, Inc., Class A*	46,048
9,007	Teradata Corp.*	370,098
2,079	Unisys Corp.*	47,006
4,618	VeriFone Systems, Inc.*	160,476
		12,597,696
	Office Electronics — 0.5%
74,497	Xerox Corp.	853,736
	Semiconductors & Semiconductor Equipment — 12.4%
30,317	Advanced Micro Devices, Inc.*	221,011
16,601	Altera Corp.	582,529

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 71

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
5,460	Amkor Technology, Inc.*	$38,002
16,082	Analog Devices, Inc.	571,876
72,491	Applied Materials, Inc.	901,063
3,580	Applied Micro Circuits Corp.*	33,222
3,776	Atheros Communications, Inc.*	122,947
24,891	Atmel Corp.*	258,618
1,695	ATMI, Inc.*	30,425
24,223	Broadcom Corp., Class A	1,077,681
1,267	Cabot Microelectronics Corp.*	50,008
5,290	Cree, Inc.*	344,802
1,512	Cymer, Inc.*	57,562
8,651	Cypress Semiconductor Corp.*	135,561
6,704	Fairchild Semiconductor International, Inc.*	94,191
2,667	Formfactor, Inc.*	24,750
8,566	Integrated Device Technology, Inc.*	55,079
300,515	Intel Corp.	6,346,877
3,852	International Rectifier Corp.*	109,243
6,604	Intersil Corp., Class A	84,201
9,067	KLA-Tencor Corp.	332,487
6,831	Lam Research Corp.*	309,649
11,140	Linear Technology Corp.	363,164
34,678	LSI Corp.*	199,052
29,047	Marvell Technology Group Ltd.*	560,317
16,120	Maxim Integrated Products, Inc.	374,790
12,282	MEMC Electronic Materials, Inc.*	142,103
9,828	Microchip Technology, Inc.	330,319
53,716	Micron Technology, Inc.*	389,978
4,481	Microsemi Corp.*	99,209
12,773	National Semiconductor Corp.	170,520
3,089	Netlogic Microsystems, Inc.*	96,377
4,963	Novellus Systems, Inc.*	149,634
30,741	NVIDIA Corp.*	418,078
2,873	Omnivision Technologies, Inc.*	81,277
22,973	ON Semiconductor Corp.*	187,345
12,293	PMC-Sierra, Inc.*	89,124
6,054	Rambus, Inc.*	121,141
14,646	RF Micro Devices, Inc.*	102,668
3,331	Semtech Corp.*	77,912
2,411	Silicon Laboratories, Inc.*	102,419
9,539	Skyworks Solutions, Inc.*	242,768
9,738	Teradyne, Inc.*	115,493
2,712	Tessera Technologies, Inc.*	53,996
64,575	Texas Instruments, Inc.	2,053,485
8,386	TriQuint Semiconductor, Inc.*	99,877
4,019	Varian Semiconductor Equipment Associates, Inc.*	126,719
13,986	Xilinx, Inc.	379,300
2,683	Zoran Corp.*	18,459
		18,927,308

Shares		Value
	Common Stocks (a) (continued)
	Software — 16.8%
1,837	ACI Worldwide, Inc.*	$46,641
28,321	Adobe Systems, Inc.*	785,341
876	Advent Software, Inc.*	45,184
4,880	ANSYS, Inc.*	236,680
4,846	Ariba, Inc.*	98,059
12,385	Autodesk, Inc.*	437,067
1,846	Blackboard, Inc.*	76,701
9,737	BMC Software, Inc.*	432,323
22,198	CA, Inc.	508,112
14,604	Cadence Design Systems, Inc.*	114,787
9,072	Check Point Software Technologies Ltd.*	388,917
10,037	Citrix Systems, Inc.*	666,658
12,289	Compuware Corp.*	126,577
2,433	Concur Technologies, Inc.*	124,594
2,253	Fair Isaac Corp.	52,608
4,959	Informatica Corp.*	204,708
15,698	Intuit, Inc.*	704,683
2,246	JDA Software Group, Inc.*	59,306
8,212	McAfee, Inc.*	384,732
5,772	Mentor Graphics Corp.*	64,906
4,306	MICROS Systems, Inc.*	188,258
415,843	Microsoft Corp.	10,483,402
18,657	Novell, Inc.*	111,196
13,051	Nuance Communications, Inc.*	230,676
206,734	Oracle Corp.	5,590,087
6,267	Parametric Technology Corp.*	134,239
2,339	Progress Software Corp.*	90,215
3,389	Quest Software, Inc.*	85,742
10,160	Red Hat, Inc.*	441,960
5,573	Rovi Corp.*	307,462
6,272	Salesforce.com, Inc.*	873,188
3,742	Solera Holdings, Inc.	179,616
42,644	Symantec Corp.*	716,419
8,083	Synopsys, Inc.*	207,652
9,001	TIBCO Software, Inc.*	176,780
4,157	VMware, Inc., Class A*	338,879
2,132	Websense, Inc.*	44,196
		25,758,551
	Wireless Telecommunication Services — 0.1%
3,768	Syniverse Holdings, Inc.*	115,150
	Total Common Stocks (Cost $104,860,622)	112,335,056

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  ROM  Ultra Technology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.9%
	Federal Home Loan Bank
$3,391,346	0.07%, due 12/01/10	$3,391,346
7,123,432	0.09%, due 12/06/10	7,123,432
	Total U.S. Government & Agency Securities (Cost $10,514,778)	10,514,778
	Repurchase Agreements (a)(b) — 15.9%
24,262,985	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $24,263,318	24,262,985
	Total Repurchase Agreements (Cost $24,262,985)	24,262,985
	Total Investment Securities (Cost $139,638,385) — 96.2%	147,112,819
	Other assets less liabilities — 3.8%	5,833,941
	Net Assets — 100.0%	$152,946,760

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $41,382,638.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,870,597
Aggregate gross unrealized depreciation	(13,373,065)
Net unrealized appreciation	$2,497,532
Federal income tax cost of investments	$144,615,287

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$75,635,381	$8,216,573
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	44,775,256	(2,608,301)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	13,209,722	934,025
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	13,953,456	945,056
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	10,801,163	733,389
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	35,568,861	(2,428,629)
		$5,792,113

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 73

  Ultra Telecommunications  LTL

Shares		Value
	Common Stocks (a) — 47.9%
	Diversified Financial Services — 1.6%
4,394	Leucadia National Corp.*	$114,068
	Diversified Telecommunication Services — 28.2%
996	AboveNet, Inc.*	58,465
3,203	Alaska Communications Systems Group, Inc.	33,760
18,397	AT&T, Inc.	511,253
683	Atlantic Tele-Network, Inc.	23,420
2,342	Cbeyond, Inc.*	30,868
4,464	CenturyLink, Inc.	191,907
13,542	Cincinnati Bell, Inc.*	33,043
1,804	Consolidated Communications Holdings, Inc.	33,230
17,593	Frontier Communications Corp.	160,096
3,035	General Communication, Inc., Class A*	34,204
2,303	Global Crossing Ltd.*	30,791
58,257	Level 3 Communications, Inc.*	58,257
8,379	PAETEC Holding Corp.*	31,002
24,141	Qwest Communications International, Inc.	168,987
4,345	tw telecom, inc.*	71,606
12,307	Verizon Communications, Inc.	393,947
9,661	Windstream Corp.	125,979
		1,990,815
	Media — 2.1%
5,714	Virgin Media, Inc.	145,593
	Wireless Telecommunication Services — 16.0%
4,462	American Tower Corp., Class A*	225,643
3,760	Crown Castle International Corp.*	156,190
3,609	Leap Wireless International, Inc.*	39,284
7,657	MetroPCS Communications, Inc.*	93,033
3,204	NII Holdings, Inc.*	124,187
1,979	NTELOS Holdings Corp.	33,603
2,658	SBA Communications Corp., Class A*	104,061
1,718	Shenandoah Telecommunications Co.	30,048
40,847	Sprint Nextel Corp.*	154,402
2,657	Telephone & Data Systems, Inc.	94,802
903	United States Cellular Corp.*	41,339
1,807	USA Mobility, Inc.	30,755
		1,127,347
	Total Common Stocks (Cost $3,031,566)	3,377,823

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 15.6%
	Federal Home Loan Bank
$612,207	0.07%, due 12/01/10	$612,207
491,184	0.09%, due 12/06/10	491,184
	Total U.S. Government & Agency Securities (Cost $1,103,391)	1,103,391
	Repurchase Agreements (a)(b) — 35.5%
2,503,651	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,503,679	2,503,651
	Total Repurchase Agreements (Cost $2,503,651)	2,503,651
	Total Investment Securities (Cost $6,638,608) — 99.0%	6,984,865
	Other assets less liabilities — 1.0%	67,131
	Net Assets — 100.0%	$7,051,996

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $862,633.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,352
Aggregate gross unrealized depreciation	(98,414)
Net unrealized appreciation	$344,938
Federal income tax cost of investments	$6,639,927

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  LTL  Ultra Telecommunications

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,852,445	$316,771
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,598,877	(74,229)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,323,444	(36,943)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,932,808	(121,740)
		$83,859

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 75

  Ultra Utilities  UPW

Shares		Value
	Common Stocks (a) — 87.6%
	Commercial Services & Supplies — 0.4%
5,152	Covanta Holding Corp.	$80,990
	Electric Utilities — 42.0%
6,705	Allegheny Energy, Inc.	153,008
1,162	Allete, Inc.	41,054
18,871	American Electric Power Co., Inc.	671,808
2,391	Cleco Corp.	72,519
4,741	DPL, Inc.	120,090
51,637	Duke Energy Corp.	906,229
11,846	Edison International	437,591
1,733	El Paso Electric Co.*	45,647
7,394	Entergy Corp.	526,749
26,122	Exelon Corp.	1,028,423
12,066	FirstEnergy Corp.	423,637
5,351	Great Plains Energy, Inc.	99,796
3,623	Hawaiian Electric Industries, Inc.	79,308
1,904	IDACORP, Inc.	69,153
1,985	ITC Holdings Corp.	120,192
16,360	NextEra Energy, Inc.	828,143
6,932	Northeast Utilities	215,585
9,249	NV Energy, Inc.	126,619
8,817	Pepco Holdings, Inc.	161,792
4,293	Pinnacle West Capital Corp.	173,523
3,106	PNM Resources, Inc.	37,210
2,974	Portland General Electric Co.	62,960
19,056	PPL Corp.	484,213
11,581	Progress Energy, Inc.	505,974
32,470	Southern Co.	1,224,768
1,426	UniSource Energy Corp.	50,152
4,373	Westar Energy, Inc.	108,931
		8,775,074
	Gas Utilities — 6.4%
3,088	AGL Resources, Inc.	113,422
3,569	Atmos Energy Corp.	107,320
827	Laclede Group, Inc. (The)	29,234
2,735	National Fuel Gas Co.	173,290
1,646	New Jersey Resources Corp.	70,959
1,777	Nicor, Inc.	76,855
1,052	Northwest Natural Gas Co.	51,359
3,898	Oneok, Inc.	199,227
2,666	Piedmont Natural Gas Co., Inc.	78,860
6,928	Questar Corp.	115,074
1,180	South Jersey Industries, Inc.	60,404
1,793	Southwest Gas Corp.	62,809
4,308	UGI Corp.	127,818
1,984	WGL Holdings, Inc.	71,940
		1,338,571

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 4.9%
31,481	AES Corp. (The)*	$340,310
13,819	Calpine Corp.*	167,210
7,129	Constellation Energy Group, Inc.	202,178
4,053	Dynegy, Inc.*	20,630
5,707	Mirant Corp.*	56,613
10,149	NRG Energy, Inc.*	196,688
13,988	RRI Energy, Inc.*	49,238
		1,032,867
	Multi-Utilities — 29.5%
4,367	Alliant Energy Corp.	158,566
9,378	Ameren Corp.	269,336
2,154	Avista Corp.	46,031
1,535	Black Hills Corp.	46,587
15,623	CenterPoint Energy, Inc.	244,187
9,088	CMS Energy Corp.	163,311
11,107	Consolidated Edison, Inc.	537,246
23,317	Dominion Resources, Inc.	968,355
6,666	DTE Energy Co.	296,970
3,024	Integrys Energy Group, Inc.	147,269
10,956	NiSource, Inc.	183,294
1,421	NorthWestern Corp.	40,939
4,100	NSTAR	169,740
15,467	PG&E Corp.	725,866
20,126	Public Service Enterprise Group, Inc.	620,485
4,530	SCANA Corp.	184,009
9,121	Sempra Energy	456,871
7,983	TECO Energy, Inc.	133,715
3,204	Vectren Corp.	82,984
4,631	Wisconsin Energy Corp.	278,879
18,036	Xcel Energy, Inc.	423,846
		6,178,486
	Oil, Gas & Consumable Fuels — 2.9%
25,629	Spectra Energy Corp.	609,201
	Water Utilities — 1.5%
6,909	American Water Works Co., Inc.	169,339
5,420	Aqua America, Inc.	116,801
764	California Water Service Group	28,421
		314,561
	Total Common Stocks (Cost $18,436,433)	18,329,750

See accompanying notes to the financial statements.

76 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UPW  Ultra Utilities

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.6%
	Federal Home Loan Bank
$117,764	0.07%, due 12/01/10	$117,764
217,145	0.09%, due 12/06/10	217,145
	Total U.S. Government & Agency Securities (Cost $334,909)	334,909
	Repurchase Agreements (a)(b) — 3.7%
771,193	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $771,203	771,193
	Total Repurchase Agreements (Cost $771,193)	771,193
	Total Investment Securities (Cost $19,542,535) — 92.9%	19,435,852
	Other assets less liabilities — 7.1%	1,474,463
	Net Assets — 100.0%	$20,910,315

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,813,824.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,520,292
Aggregate gross unrealized depreciation	(1,683,968)
Net unrealized depreciation	$(163,676)
Federal income tax cost of investments	$19,599,528

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,392,050	$376,119
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	3,588,533	(142,875)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	12,285,596	1,219,659
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	2,240,032	(84,947)
		$1,367,956

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 77

  Ultra MSCI EAFE  EFO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.4%
	Federal Home Loan Bank
$1,225,245	0.07%, due 12/01/10	$1,225,245
1,203,730	0.09%, due 12/06/10	1,203,730
	Total U.S. Government & Agency Securities (Cost $2,428,975)	2,428,975
	Repurchase Agreements (a)(b) — 75.9%
5,531,740	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,531,806	5,531,740
	Total Repurchase Agreements (Cost $5,531,740)	5,531,740
	Total Investment Securities (Cost $7,960,715) † — 109.3%	7,960,715
	Liabilities in excess of other assets — (9.3%)	(674,622)
	Net Assets — 100.0%	$7,286,093

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,997,414.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$1,555,934	$(131,035)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	195,444	(66,682)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	2,759,310	136,432
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	2,932,070	(247,762)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	3,827,108	(183,762)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	3,303,590	(147,523)
		$(640,332)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

78 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) — 6.7%
	Aerospace & Defense — 0.0%
359	Empresa Brasileira de Aeronautica S.A. (ADR)	$10,454
	Airlines — 0.2%
347	China Eastern Airlines Corp., Ltd. (ADR)*	10,170
499	China Southern Airlines Co., Ltd. (ADR)*	17,874
423	Gol Linhas Aereas Inteligentes S.A. (ADR)	6,840
802	Lan Airlines S.A. (ADR)	24,677
189	TAM S.A. (ADR)	4,598
		64,159
	Beverages — 0.2%
304	Cia de Bebidas das Americas (ADR)	37,778
99	Coca-Cola Femsa, S.A.B de C.V. (ADR)	8,017
282	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	15,947
		61,742
	Capital Markets — 0.0%
179	Administradora de Fondos de Pensiones Provida S.A. (ADR)	13,461
	Chemicals — 0.1%
421	Braskem S.A. (ADR)*	9,039
650	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)	31,655
224	Sociedad Quimica y Minera de Chile S.A. (ADR)	11,361
		52,055
	Commercial Banks — 1.0%
1,533	Banco Bradesco S.A. (ADR)	30,752
312	Banco de Chile (ADR)	26,570
1,948	Banco Santander (Brasil) S.A. (ADR)	25,421
456	Banco Santander Chile (ADR)	41,760
324	Bancolumbia S.A. (ADR)	19,991
268	HDFC Bank Ltd. (ADR)	47,262
1,525	ICICI Bank Ltd. (ADR)	76,311
1,200	Itau Unibanco Holding S.A. (ADR)	27,996
767	KB Financial Group, Inc. (ADR)	35,313
635	Shinhan Financial Group Co., Ltd. (ADR)	48,742
		380,118
	Communications Equipment — 0.0%
314	China Techfaith Wireless Communication Technology Ltd. (ADR)*	1,234

Shares		Value
	Common Stocks (a) (continued)
	Construction & Engineering — 0.1%
1,936	Empresas ICA, S.A.B de C.V. (ADR)*	$20,212
	Construction Materials — 0.1%
3,423	Cemex, S.A.B de C.V. (ADR)*	30,944
	Diversified Consumer Services — 0.0%
719	Noah Education Holdings Ltd. (ADR)*	1,438
	Diversified Telecommunication Services — 0.3%
142	Brasil Telecom S.A. (ADR)*	2,917
235	China Telecom Corp., Ltd. (ADR)	11,759
1,275	China Unicom Hong Kong Ltd. (ADR)	17,136
1,223	Chunghwa Telecom Co. Ltd. (ADR)	29,487
481	City Telecom HK Ltd. (ADR)	7,177
960	KT Corp. (ADR)	19,526
836	Mahanagar Telephone Nigam Ltd. (ADR)*	2,115
887	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	31,923
557	Tata Communications Ltd. (ADR)*	6,550
		128,590
	Electric Utilities — 0.1%
9	Cia Energetica de Minas Gerais (ADR)	154
290	Enersis S.A. (ADR)	6,899
2,118	Korea Electric Power Corp. (ADR)*	25,225
		32,278
	Electronic Equipment, Instruments & Components — 0.2%
4,303	AU Optronics Corp. (ADR)*	42,772
2,403	LG Display Co., Ltd. (ADR)	40,947
		83,719
	Energy Equipment & Services — 0.0%
2,111	WSP Holdings Ltd. (ADR)*	2,386
	Food & Staples Retailing — 0.0%
155	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	6,521
	Food Products — 0.1%
1,449	Agria Corp. (ADR)*	2,028
550	BRF - Brasil Foods S.A. (ADR)	8,382
759	Wimm-Bill-Dann Foods OJSC (ADR)	17,920
		28,330

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 79

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies — 0.0%
255	China Medical Technologies, Inc. (ADR)*	$2,915
488	Mindray Medical International Ltd. (ADR)	12,810
		15,725
	Hotels, Restaurants & Leisure — 0.1%
397	Ctrip.com International Ltd. (ADR)*	17,397
486	Home Inns & Hotels Management, Inc. (ADR)*	23,138
		40,535
	Household Durables — 0.0%
272	Desarrolladora Homex, S.A.B de C.V. (ADR)*	9,153
297	Gafisa S.A. (ADR)	4,265
		13,418
	Independent Power Producers & Energy Traders — 0.0%
806	Huaneng Power International, Inc. (ADR)	17,345
	Insurance — 0.1%
568	China Life Insurance Co., Ltd. (ADR)	36,443
	Internet & Catalog Retail — 0.0%
694	Acorn International, Inc. (ADR)	3,331
	Internet Software & Services — 0.1%
220	Baidu, Inc. (ADR)*	23,142
289	Netease.com, Inc. (ADR)*	11,034
		34,176
	IT Services — 0.2%
481	Infosys Technologies Ltd. (ADR)	31,818
343	Patni Computer Systems Ltd. (ADR)	7,073
2,757	Wipro Ltd. (ADR)	37,743
		76,634
	Machinery — 0.2%
168	Duoyuan Global Water, Inc. (ADR)*	2,102
1,856	Tata Motors Ltd. (ADR)	60,710
		62,812
	Media — 0.1%
868	Grupo Televisa S.A. (ADR)	20,224
236	NET Servicos de Comunicacao S.A. (ADR)*	3,134
		23,358

Shares		Value
	Common Stocks (a) (continued)
	Metals & Mining — 1.1%
1,120	Aluminum Corp. of China Ltd. (ADR)*	$24,763
680	AngloGold Ashanti Ltd. (ADR)	31,845
380	Cia de Minas Buenaventura S.A. (ADR)	19,243
1,483	Cia Siderurgica Nacional S.A. (ADR)	23,209
1,479	DRDGOLD Ltd. (ADR)	7,011
1,960	Gerdau S.A. (ADR)	22,775
1,674	Gold Fields Ltd. (ADR)	27,939
3,279	Grupo Simec, S.A.B de C.V. (ADR)*	23,675
1,413	Harmony Gold Mining Co., Ltd. (ADR)	16,009
1,386	Mechel OAO (ADR)	32,543
572	POSCO (ADR)	56,308
1,760	Sterlite Industries India Ltd. (ADR)	24,939
3,443	Vale S.A. (ADR)	103,195
		413,454
	Oil, Gas & Consumable Fuels — 0.8%
366	China Petroleum & Chemical Corp. (ADR)	33,980
261	CNOOC Ltd. (ADR)	56,193
914	Ecopetrol S.A. (ADR)	36,715
288	PetroChina Co., Ltd. (ADR)	35,378
1,333	Petroleo Brasileiro S.A. (ADR)	40,885
1,973	Sasol Ltd. (ADR)	88,134
132	Ultrapar Participacoes S.A. (ADR)	7,809
424	Yanzhou Coal Mining Co., Ltd. (ADR)	11,698
		310,792
	Paper & Forest Products — 0.1%
7,633	Sappi Ltd. (ADR)*	38,928
	Pharmaceuticals — 0.1%
470	Dr. Reddy's Laboratories Ltd. (ADR)	18,321
536	Simcere Pharmaceutical Group (ADR)*	6,689
1,024	Tongjitang Chinese Medicines Co. (ADR)*	4,444
		29,454
	Road & Rail — 0.0%
115	Guangshen Railway Co., Ltd. (ADR)	2,314
	Semiconductors & Semiconductor Equipment — 0.6%
11,034	Advanced Semiconductor Engineering, Inc. (ADR)	56,273
5,134	Himax Technologies, Inc. (ADR)	10,679
192	JA Solar Holdings Co., Ltd. (ADR)*	1,330

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) (continued)
339	O2Micro International Ltd. (ADR)*	$2,102
199	Renesola Ltd. (ADR)*	1,638
1,535	Semiconductor Manufacturing International Corp. (ADR)*	5,526
1,215	Silicon Motion Technology Corp. (ADR)*	4,884
7,104	Siliconware Precision Industries Co. (ADR)	36,515
6	Solarfun Power Holdings Co., Ltd. (ADR)*	50
5,565	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	59,824
11,376	United Microelectronics Corp. (ADR)	32,422
1,190	Vimicro International Corp. (ADR)*	3,772
		215,015
	Software — 0.1%
596	Shanda Interactive Entertainment Ltd. (ADR)*	23,560
328	The9 Ltd. (ADR)*	2,099
		25,659
	Transportation Infrastructure — 0.0%
312	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	11,900
315	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	16,289
		28,189
	Wireless Telecommunication Services — 0.7%
614	America Movil, S.A.B. de C.V. (ADR)	34,666
1,271	China Mobile Ltd. (ADR)	63,359
1,911	Mobile Telesystems OJSC (ADR)	40,074
21	Philippine Long Distance Telephone Co. (ADR)	1,142
555	PT Indosat Tbk. (ADR)	16,817
1,654	SK Telecom Co., Ltd. (ADR)	29,739
171	Tim Participacoes S.A. (ADR)	5,499
3,624	Turkcell Iletisim Hizmet A.S. (ADR)	61,753
200	Vivo Participacoes S.A. (ADR)	5,774
		258,823
	Total Common Stocks (Cost $2,628,765)	2,564,046
	Investment Companies (a) — 0.4%
	Mutual Funds — 0.4%
6,786	iShares MSCI Malaysia Index Fund	92,290
962	iShares MSCI Thailand Index Fund	60,481
	Total Investment Companies (Cost $156,424)	152,771

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.6%
	Federal Home Loan Bank
$5,300,656	0.07%, due 12/01/10	$5,300,656
4,861,340	0.09%, due 12/06/10	4,861,340
	Total U.S. Government & Agency Securities (Cost $10,161,996)	10,161,996
	Repurchase Agreements (a)(b) — 60.4%
23,113,989	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $23,114,259	23,113,989
	Total Repurchase Agreements (Cost $23,113,989)	23,113,989
	Total Investment Securities (Cost $36,061,174) — 94.1%	35,992,802
	Other assets less liabilities — 5.9%	2,237,417
	Net Assets — 100.0%	$38,230,219

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $8,017,568.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR  American Depositary Receipt

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,001
Aggregate gross unrealized depreciation	(79,591)
Net unrealized depreciation	$(68,590)
Federal income tax cost of investments	$36,061,392

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 81

  Ultra MSCI Emerging Markets  EET

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$13,299,552	$(2,170,454)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	8,573,938	883,008
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	11,869,332	686,326
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	6,943,854	(767,036)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	5,392,602	387,206
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	865,310	(68,975)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	23,790,236	(993,298)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	3,051,964	1,888,908
		$(154,315)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of November 30, 2010:

Brazil	1.0%
Cayman Islands	0.0%
Chile	0.3%
China	1.0%
Colombia	0.1%
Hong Kong	0.4%
India	0.8%
Indonesia	0.1%
Mexico	0.5%
Peru	0.1%
Philippines	0.0%
Russia	0.2%
South Africa	0.6%
South Korea	0.7%
Taiwan	0.7%
Turkey	0.2%
United States	0.4%
Other[1]	92.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UPV  Ultra MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.0%
	Federal Home Loan Bank
$720,794	0.07%, due 12/01/10	$720,794
393,733	0.09%, due 12/06/10	393,733
	Total U.S. Government & Agency Securities (Cost $1,114,527)	1,114,527
	Repurchase Agreements (a)(b) — 85.6%
2,511,963	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,511,988	2,511,963
	Total Repurchase Agreements (Cost $2,511,963)	2,511,963
	Total Investment Securities (Cost $3,626,490) † — 123.6%	3,626,490
	Liabilities in excess of other assets — (23.6%)	(691,606)
	Net Assets — 100.0%	$2,934,884

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,705,575.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Europe had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	$2,767,242	$(437,976)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	1,774,440	(137,456)
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	1,335,741	(104,052)
		$(679,484)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 83

  Ultra MSCI Pacific ex-Japan  UXJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.6%
	Federal Home Loan Bank
$405,131	0.07%, due 12/01/10	$405,131
453,969	0.09%, due 12/06/10	453,969
	Total U.S. Government & Agency Securities (Cost $859,100)	859,100
	Repurchase Agreements (a)(b) — 60.8%
1,961,186	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,961,209	1,961,186
	Total Repurchase Agreements (Cost $1,961,186)	1,961,186
	Total Investment Securities (Cost $2,820,286) † — 87.4%	2,820,286
	Other assets less liabilities — 12.6%	407,805
	Net Assets — 100.0%	$3,228,091

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $605,496.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	$827,534	$(121,186)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	1,641,888	(153,253)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,714,389	226,952
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	2,271,392	467,659
		$420,172

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UBR  Ultra MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.9%
	Federal Home Loan Bank
$2,305,966	0.07%, due 12/01/10	$2,305,966
1,668,234	0.09%, due 12/06/10	1,668,234
	Total U.S. Government & Agency Securities (Cost $3,974,200)	3,974,200
	Repurchase Agreements (a)(b) — 70.1%
9,000,959	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $9,001,059	9,000,959
	Total Repurchase Agreements (Cost $9,000,959)	9,000,959
	Total Investment Securities (Cost $12,975,159) † — 101.0%	12,975,159
	Liabilities in excess of other assets — (1.0%)	(123,627)
	Net Assets — 100.0%	$12,851,532

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,715,734.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$13,669,346	$(798,911)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	9,363,711	(395,410)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	268,700	(21,431)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,314,156	651,100
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	960,888	458,891
		$(105,761)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 85

  Ultra FTSE China 25  XPP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.2%
	Federal Home Loan Bank
$5,638,866	0.07%, due 12/01/10	$5,638,866
3,974,967	0.09%, due 12/06/10	3,974,967
	Total U.S. Government & Agency Securities (Cost $9,613,833)	9,613,833
	Repurchase Agreements (a)(b) — 59.2%
21,763,830	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $21,764,068	21,763,830
	Total Repurchase Agreements (Cost $21,763,830)	21,763,830
	Total Investment Securities (Cost $31,377,663) † — 85.4%	31,377,663
	Other assets less liabilities — 14.6%	5,365,042
	Net Assets — 100.0%	$36,742,705

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $11,640,981.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,710,736	$3,502,445
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	24,152,160	(1,407,500)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	12,791,722	(1,346,381)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	14,028,494	(178,058)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	19,147,535	(903,095)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	1,592,585	1,099,853
		$767,264

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

86 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.3%
	Federal Home Loan Bank
$1,493,170	0.07%, due 12/01/10	$1,493,170
1,513,866	0.09%, due 12/06/10	1,513,866
	Total U.S. Government & Agency Securities (Cost $3,007,036)	3,007,036
	Repurchase Agreements (a)(b) — 66.8%
6,852,135	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $6,852,216	6,852,135
	Total Repurchase Agreements (Cost $6,852,135)	6,852,135
	Total Investment Securities (Cost $9,859,171) † — 96.1%	9,859,171
	Other assets less liabilities — 3.9%	402,036
	Net Assets — 100.0%	$10,261,207

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,121,243.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$3,113,828	$(24,445)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	2,782,396	127,945
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	9,096,289	210,164
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	1,840,279	(14,609)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	1,960,411	142,044
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,724,273	(13,891)
		$427,208

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 87

  Ultra MSCI Mexico Investable Market  UMX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.7%
	Federal Home Loan Bank
$253,277	0.07%, due 12/01/10	$253,277
229,788	0.09%, due 12/06/10	229,788
	Total U.S. Government & Agency Securities (Cost $483,065)	483,065
	Repurchase Agreements (a)(b) — 58.5%
1,098,539	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,098,552	1,098,539
	Total Repurchase Agreements (Cost $1,098,539)	1,098,539
	Total Investment Securities (Cost $1,581,604) † — 84.2%	1,581,604
	Other assets less liabilities — 15.8%	296,762
	Net Assets — 100.0%	$1,878,366

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $380,516.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$1,063,499	$(1,656)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	1,351,414	(18,947)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	143,804	(9,433)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	754,391	(6,545)
Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	445,081	344,381
		$307,800

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UST  Ultra 7-10 Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 59.0%
	U.S. Treasury Bonds
$31,000	9.13%, due 05/15/18	$46,001
33,100	9.00%, due 11/15/18	49,443
60,500	8.88%, due 02/15/19	90,268
87,400	8.13%, due 08/15/19	126,388
43,700	8.50%, due 02/15/20	65,004
35,000	8.75%, due 05/15/20	53,003
78,700	8.75%, due 08/15/20	119,661
		549,768
	U.S. Treasury Notes
234,300	3.50%, due 02/15/18	255,057
184,600	3.88%, due 05/15/18	205,627
205,900	4.00%, due 08/15/18	231,187
369,100	3.75%, due 11/15/18	407,279
397,500	2.75%, due 02/15/19	407,065
425,900	3.13%, due 05/15/19	446,530
447,200	3.63%, due 08/15/19	485,282
475,600	3.38%, due 11/15/19	505,251
475,600	3.63%, due 02/15/20	513,945
468,500	3.50%, due 05/15/20	500,124
468,000	2.63%, due 08/15/20	462,808
170,200	2.63%, due 11/15/20	167,700
		4,587,855
	Total U.S. Treasury Obligations (Cost $5,081,587)	5,137,623
	U.S. Government & Agency Securities (a) — 12.4%
	Federal Home Loan Bank
451,585	0.07%, due 12/01/10	451,585
633,638	0.09%, due 12/06/10	633,638
	Total U.S. Government & Agency Securities (Cost $1,085,223)	1,085,223

Principal Amount		Value
	Repurchase Agreements (a)(b) — 28.6%
$2,487,351	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,487,382	$2,487,351
	Total Repurchase Agreements (Cost $2,487,351)	2,487,351
	Total Investment Securities (Cost $8,654,161) — 100.0%	8,710,197
	Liabilities in excess of other assets — 0.0%	(1,865)
	Net Assets — 100.0%	$8,708,332

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $230,195.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,169
Aggregate gross unrealized depreciation	(14,133)
Net unrealized appreciation	$56,036
Federal income tax cost of investments	$8,654,161

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 7-10 Year Note Futures Contracts	4	03/22/11	$496,438	$(1,521)

Cash collateral in the amount of $7,577 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 89

  Ultra 7-10 Year Treasury  UST

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$2,655,053	$(17,974)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	2,182,610	(26,262)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	3,672,737	44,439
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	1,131,250	(19,836)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	2,199,318	21,330
		$1,697

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  UBT  Ultra 20+ Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 49.0%
	U.S. Treasury Bonds
$225,100	5.38%, due 02/15/31	$274,903
381,600	4.50%, due 02/15/36	412,367
219,300	4.75%, due 02/15/37	245,924
223,400	5.00%, due 05/15/37	260,086
234,800	4.38%, due 02/15/38	247,531
315,700	4.50%, due 05/15/38	339,378
386,700	3.50%, due 02/15/39	347,607
531,200	4.25%, due 05/15/39	545,476
602,900	4.50%, due 08/15/39	645,197
671,900	4.38%, due 11/15/39	704,025
673,300	4.63%, due 02/15/40	735,475
673,600	4.38%, due 05/15/40	705,807
673,600	3.88%, due 08/15/40	647,393
256,600	4.25%, due 11/15/40	263,135
		6,374,304
	Total U.S. Treasury Obligations (Cost $6,522,005)	6,374,304
	U.S. Government & Agency Securities (a) — 16.2%
	Federal Home Loan Bank
1,427,565	0.07%, due 12/01/10	1,427,565
684,549	0.09%, due 12/06/10	684,549
	Total U.S. Government & Agency Securities (Cost $2,112,114)	2,112,114

Principal Amount		Value
	Repurchase Agreements (a)(b) — 36.5%
$4,750,166	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,750,214	$4,750,166
	Total Repurchase Agreements (Cost $4,750,166)	4,750,166
	Total Investment Securities (Cost $13,384,285) — 101.7%	13,236,584
	Liabilities in excess of other assets — (1.7%)	(227,064)
	Net Assets — 100.0%	$13,009,520

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $130,182.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(209,035)
Net unrealized depreciation	$(209,035)
Federal income tax cost of investments	$13,445,619

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	11	03/22/11	$1,400,094	$7,094

Cash collateral in the amount of $30,473 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$7,963,428	$29,665
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	10,677,384	(315,311)
		$(285,646)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 91

  Short QQQ®  PSQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Home Loan Bank
$31,923,056	0.07%, due 12/01/10	$31,923,056
42,321,928	0.09%, due 12/06/10	42,321,928
	Total U.S. Government & Agency Securities (Cost $74,244,984)	74,244,984
	Repurchase Agreements (a)(b) — 74.1%
170,000,611	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $170,002,751	170,000,611
	Total Repurchase Agreements (Cost $170,000,611)	170,000,611
	Total Investment Securities (Cost $244,245,595) † — 106.5%	244,245,595
	Liabilities in excess of other assets — (6.5%)	(14,821,554)
	Net Assets — 100.0%	$229,424,041

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $36,024,789.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	555	12/17/10	$23,495,925	$209,448

Cash collateral in the amount of $1,956,375 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(5,399,239)	$(6,055)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(11,105,519)	(91,383)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(648,611)	20,915
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(9,001,161)	197,511
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(17,241,945)	178,997
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(33,444,904)	(3,554,387)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(70,333,544)	(7,321,271)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(58,740,992)	1,847,515
		$(8,728,158)

See accompanying notes to the financial statements.

92 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  DOG  Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.8%
	Federal Home Loan Bank
$36,021,908	0.07%, due 12/01/10	$36,021,908
49,369,423	0.09%, due 12/06/10	49,369,423
	Total U.S. Government & Agency Securities (Cost $85,391,331)	85,391,331
	Repurchase Agreements (a)(b) — 70.6%
195,637,537	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $195,640,017	195,637,537
	Total Repurchase Agreements (Cost $195,637,537)	195,637,537
	Total Investment Securities (Cost $281,028,868) † — 101.4%	281,028,868
	Liabilities in excess of other assets — (1.4%)	(3,797,494)
	Net Assets — 100.0%	$277,231,374

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $34,627,232.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	479	12/17/10	$26,333,025	$187,596

Cash collateral in the amount of $2,847,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(3,456,678)	$112,172
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(29,992,942)	(470,910)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(8,527,321)	284,917
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(13,083,614)	364,233
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(17,721,672)	401,301
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(130,674,017)	(8,605,566)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(47,443,296)	(4,734,185)
		$(12,648,038)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 93

  Short S&P500®  SH

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.2%
	Federal Home Loan Bank
$282,574,593	0.07%, due 12/01/10	$282,574,593
356,522,637	0.09%, due 12/06/10	356,522,637
	Total U.S. Government & Agency Securities (Cost $639,097,230)	639,097,230
	Repurchase Agreements (a)(b) — 75.8%
1,462,068,580	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,462,086,808	1,462,068,580
	Total Repurchase Agreements (Cost $1,462,068,580)	1,462,068,580
	Total Investment Securities (Cost $2,101,165,810) † — 109.0%	2,101,165,810
	Liabilities in excess of other assets — (9.0%)	(173,774,049)
	Net Assets — 100.0%	$1,927,391,761

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $119,196,048.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	772	12/17/10	$45,528,700	$626,309

Cash collateral in the amount of $3,392,561 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(825,424,560)	$(61,563,272)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(341,321,994)	(29,980,426)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(16,153,871)	1,428,932
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(70,565,137)	(179,092)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(204,593,199)	182,926
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(423,811,410)	(58,066,753)
		$(148,177,685)

See accompanying notes to the financial statements.

94 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  MYY  Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.6%
	Federal Home Loan Bank
$4,951,532	0.07%, due 12/01/10	$4,951,532
6,324,840	0.09%, due 12/06/10	6,324,840
	Total U.S. Government & Agency Securities (Cost $11,276,372)	11,276,372
	Repurchase Agreements (a)(b) — 74.7%
25,802,733	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $25,803,055	25,802,733
	Total Repurchase Agreements (Cost $25,802,733)	25,802,733
	Total Investment Securities (Cost $37,079,105) † — 107.3%	37,079,105
	Liabilities in excess of other assets — (7.3%)	(2,516,777)
	Net Assets — 100.0%	$34,562,328

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,377,241.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	10	12/17/10	$851,700	$1,674

Cash collateral in the amount of $75,373 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(16,493,389)	$(441,147)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(3,595,420)	(366,372)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(1,119,572)	(37,741)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(5,745,546)	(485,128)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(6,767,213)	(1,244,977)
		$(2,575,365)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 95

  Short SmallCap600  SBB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.0%
	Federal Home Loan Bank
$4,260,559	0.07%, due 12/01/10	$4,260,559
4,949,856	0.09%, due 12/06/10	4,949,856
	Total U.S. Government & Agency Securities (Cost $9,210,415)	9,210,415
	Repurchase Agreements (a)(b) — 75.2%
21,039,591	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $21,039,849	21,039,591
	Total Repurchase Agreements (Cost $21,039,591)	21,039,591
	Total Investment Securities (Cost $30,250,006) † — 108.2%	30,250,006
	Liabilities in excess of other assets — (8.2%)	(2,281,267)
	Net Assets — 100.0%	$27,968,739

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,257,314.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short SmallCap600 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	3	12/17/10	$115,770	$808

Cash collateral in the amount of $9,687 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(14,596,462)	$(1,205,757)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(2,256,203)	(226,314)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(1,551,027)	(34,009)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(6,320,559)	(809,084)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(200,748)	1,966
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(2,925,703)	19,120
		$(2,254,078)

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  RWM  Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.8%
	Federal Home Loan Bank
$39,165,314	0.07%, due 12/01/10	$39,165,314
53,144,445	0.09%, due 12/06/10	53,144,445
	Total U.S. Government & Agency Securities (Cost $92,309,759)	92,309,759
	Repurchase Agreements (a)(b) — 72.9%
211,450,908	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $211,453,584	211,450,908
	Total Repurchase Agreements (Cost $211,450,908)	211,450,908
	Total Investment Securities (Cost $303,760,667) † — 104.7%	303,760,667
	Liabilities in excess of other assets — (4.7%)	(13,651,854)
	Net Assets — 100.0%	$290,108,813

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $30,927,906.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	225	12/17/10	$16,341,750	$(42,082)

Cash collateral in the amount of $992,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(29,638,317)	$92,817
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(71,016,885)	(1,715,347)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(7,378,669)	90,873
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(39,530,647)	386,192
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(86,940,906)	(8,124,624)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(39,272,591)	(5,107,988)
		$(14,378,077)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 97

  UltraShort QQQ®  QID

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Home Loan Bank
$136,728,659	0.07%, due 12/01/10	$136,728,659
105,581,851	0.09%, due 12/06/10	105,581,851
	Total U.S. Government & Agency Securities (Cost $242,310,510)	242,310,510
	Repurchase Agreements (a)(b) — 73.6%
549,436,737	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $549,442,895	549,436,737
	Total Repurchase Agreements (Cost $549,436,737)	549,436,737
	Total Investment Securities (Cost $791,747,247) † — 106.0%	791,747,247
	Liabilities in excess of other assets — (6.0%)	(44,788,174)
	Net Assets — 100.0%	$746,959,073

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $242,980,169.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,895	12/17/10	$80,224,825	$956,071

Cash collateral in the amount of $6,679,875 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(24,091,835)	$(493,743)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(169,335,600)	(10,175,170)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(7,904,061)	254,878
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(36,732,397)	172,422
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(48,826,198)	462,132
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(83,612,261)	(8,885,968)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(402,163,439)	(41,862,635)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(641,027,871)	20,161,532
		$(40,366,552)

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  DXD  UltraShort Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.2%
	Federal Home Loan Bank
$86,694,100	0.07%, due 12/01/10	$86,694,100
63,231,393	0.09%, due 12/06/10	63,231,393
	Total U.S. Government & Agency Securities (Cost $149,925,493)	149,925,493
	Repurchase Agreements (a)(b) — 77.5%
339,607,663	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $339,611,420	339,607,663
	Total Repurchase Agreements (Cost $339,607,663)	339,607,663
	Total Investment Securities (Cost $489,533,156) † — 111.7%	489,533,156
	Liabilities in excess of other assets — (11.7%)	(51,470,314)
	Net Assets — 100.0%	$438,062,842

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $165,722,596.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	774	12/17/10	$42,550,650	$390,985

Cash collateral in the amount of $5,030,969 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(17,016,776)	$653,936
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(99,976,473)	(1,569,701)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(6,367,123)	212,740
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(43,006,162)	537,801
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(29,192,377)	655,081
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(226,255,729)	(14,900,120)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(411,760,676)	(41,088,023)
		$(55,498,286)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 99

  UltraShort S&P500®  SDS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.8%
	Federal Home Loan Bank
$502,875,098	0.07%, due 12/01/10	$502,875,098
412,220,817	0.09%, due 12/06/10	412,220,817
	Total U.S. Government & Agency Securities (Cost $915,095,915)	915,095,915
	Repurchase Agreements (a)(b) — 78.9%
2,077,203,958	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,077,227,558	2,077,203,958
	Total Repurchase Agreements (Cost $2,077,203,958)	2,077,203,958
	Total Investment Securities (Cost $2,992,299,873) † — 113.7%	2,992,299,873
	Liabilities in excess of other assets — (13.7%)	(360,952,320)
	Net Assets — 100.0%	$2,631,347,553

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $328,133,839.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,792	12/17/10	$105,683,200	$1,545,286

Cash collateral in the amount of $6,869,085 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(3,058,632,219)	$(228,124,311)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(158,985,804)	12,554,583
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(90,952,112)	2,295,485
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(248,460,938)	1,542,434
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(395,308,345)	(14,105,613)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(120,447,939)	1,154,502
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(1,070,766,142)	(146,706,557)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(13,533,394)	463,598
		$(370,925,879)

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  TWQ  UltraShort Russell3000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.5%
	Federal Home Loan Bank
$377,279	0.07%, due 12/01/10	$377,279
226,499	0.09%, due 12/06/10	226,499
	Total U.S. Government & Agency Securities (Cost $603,778)	603,778
	Repurchase Agreements (a)(b) — 73.3%
1,363,003	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,363,017	1,363,003
	Total Repurchase Agreements (Cost $1,363,003)	1,363,003
	Total Investment Securities (Cost $1,966,781) † — 105.8%	1,966,781
	Liabilities in excess of other assets — (5.8%)	(107,371)
	Net Assets — 100.0%	$1,859,410

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $780,767.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(224,690)	$6,647
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(1,086,705)	20,099
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(1,172,679)	8,317
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,238,390)	(135,135)
		$(100,072)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 101

  UltraShort MidCap400  MZZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.5%
	Federal Home Loan Bank
$5,417,711	0.07%, due 12/01/10	$5,417,711
5,166,809	0.09%, due 12/06/10	5,166,809
	Total U.S. Government & Agency Securities (Cost $10,584,520)	10,584,520
	Repurchase Agreements (a)(b) — 76.4%
24,092,151	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $24,092,434	24,092,151
	Total Repurchase Agreements (Cost $24,092,151)	24,092,151
	Total Investment Securities (Cost $34,676,671) † — 109.9%	34,676,671
	Liabilities in excess of other assets — (9.9%)	(3,121,380)
	Net Assets — 100.0%	$31,555,291

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $6,942,469.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	14	12/17/10	$1,192,380	$8,087

Cash collateral in the amount of $105,507 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(6,270,287)	$(448,688)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(6,146,259)	(684,061)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(8,401,277)	(94,404)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(12,970,054)	(2,033,465)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(490,670)	4,068
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(27,630,486)	74,869
		$(3,181,681)

See accompanying notes to the financial statements.

102 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SDD  UltraShort SmallCap600

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.4%
	Federal Home Loan Bank
$3,660,107	0.07%, due 12/01/10	$3,660,107
2,898,907	0.09%, due 12/06/10	2,898,907
	Total U.S. Government & Agency Securities (Cost $6,559,014)	6,559,014
	Repurchase Agreements (a)(b) — 78.1%
14,879,281	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $14,879,449	14,879,281
	Total Repurchase Agreements (Cost $14,879,281)	14,879,281
	Total Investment Securities (Cost $21,438,295) † — 112.5%	21,438,295
	Liabilities in excess of other assets — (12.5%)	(2,381,984)
	Net Assets — 100.0%	$19,056,311

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,928,264.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort SmallCap600 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P SmallCap 600 Futures Contracts	5	12/17/10	$192,950	$692

Cash collateral in the amount of $16,150 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(7,916,550)	$(436,851)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(6,569,722)	(723,907)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(3,187,307)	(82,606)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(9,398,299)	(1,203,060)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(2,379,623)	21,371
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(8,488,148)	55,471
		$(2,369,582)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 103

  UltraShort Russell2000  TWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.8%
	Federal Home Loan Bank
$64,112,920	0.07%, due 12/01/10	$64,112,920
53,837,496	0.09%, due 12/06/10	53,837,496
	Total U.S. Government & Agency Securities (Cost $117,950,416)	117,950,416
	Repurchase Agreements (a)(b) — 76.9%
267,855,891	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $267,858,950	267,855,891
	Total Repurchase Agreements (Cost $267,855,891)	267,855,891
	Total Investment Securities (Cost $385,806,307) † — 110.7%	385,806,307
	Liabilities in excess of other assets — (10.7%)	(37,415,622)
	Net Assets — 100.0%	$348,390,685

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $110,976,118.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	230	12/17/10	$16,704,900	$48,259

Cash collateral in the amount of $1,014,265 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(4,205,694)	$(515,824)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(60,871,616)	(1,470,298)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(9,928,016)	122,270
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(27,198,959)	(987,976)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(391,205,572)	(36,558,141)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(186,664,414)	1,370,031
		$(38,039,938)

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SQQQ  UltraPro Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.3%
	Federal Home Loan Bank
$14,678,854	0.07%, due 12/01/10	$14,678,854
6,895,353	0.09%, due 12/06/10	6,895,353
	Total U.S. Government & Agency Securities (Cost $21,574,207)	21,574,207
	Repurchase Agreements (a)(b) — 83.8%
48,504,550	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $48,505,035	48,504,550
	Total Repurchase Agreements (Cost $48,504,550)	48,504,550
	Total Investment Securities (Cost $70,078,757) † — 121.1%	70,078,757
	Liabilities in excess of other assets — (21.1%)	(12,190,823)
	Net Assets — 100.0%	$57,887,934

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $27,603,008.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	197	12/17/10	$8,339,995	$75,114

Cash collateral in the amount of $694,425 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(13,418,522)	$713,074
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(36,875,946)	(3,993,462)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(25,997,793)	(97,215)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(50,167,356)	(5,331,581)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(38,862,540)	(4,222,454)
		$(12,931,638)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 105

  UltraPro Short Dow30SM  SDOW

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.3%
	Federal Home Loan Bank
$7,271,348	0.07%, due 12/01/10	$7,271,348
3,247,946	0.09%, due 12/06/10	3,247,946
	Total U.S. Government & Agency Securities (Cost $10,519,294)	10,519,294
	Repurchase Agreements (a)(b) — 68.2%
23,631,273	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $23,631,507	23,631,273
	Total Repurchase Agreements (Cost $23,631,273)	23,631,273
	Total Investment Securities (Cost $34,150,567) † — 98.5%	34,150,567
	Other assets less liabilities — 1.5%	503,141
	Net Assets — 100.0%	$34,653,708

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $14,131,049.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	81	12/17/10	$4,452,975	$(31,671)

Cash collateral in the amount of $526,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(30,141,780)	$1,004,291
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(19,271,932)	(1,448,079)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(42,918,255)	913,590
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(7,171,511)	(472,281)
		$(2,479)

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SPXU  UltraPro Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.5%
	Federal Home Loan Bank
$86,827,751	0.07%, due 12/01/10	$86,827,751
47,065,940	0.09%, due 12/06/10	47,065,940
	Total U.S. Government & Agency Securities (Cost $133,893,691)	133,893,691
	Repurchase Agreements (a)(b) — 84.6%
301,735,878	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $301,738,993	301,735,878
	Total Repurchase Agreements (Cost $301,735,878)	301,735,878
	Total Investment Securities (Cost $435,629,569) † — 122.1%	435,629,569
	Liabilities in excess of other assets — (22.1%)	(78,981,701)
	Net Assets — 100.0%	$356,647,868

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $108,657,692.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	954	12/17/10	$56,262,150	$673,950

Cash collateral in the amount of $3,815,832 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(363,516,217)	$(36,363,159)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(91,922,940)	3,160,013
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(54,476,989)	330,806
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(272,724,406)	(18,764,570)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(63,643,565)	2,437,291
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(167,422,075)	(22,938,637)
		$(72,138,256)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 107

  UltraPro Short MidCap400  SMDD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.1%
	Federal Home Loan Bank
$785,230	0.07%, due 12/01/10	$785,230
291,229	0.09%, due 12/06/10	291,229
	Total U.S. Government & Agency Securities (Cost $1,076,459)	1,076,459
	Repurchase Agreements (a)(b) — 71.9%
2,411,421	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,411,443	2,411,421
	Total Repurchase Agreements (Cost $2,411,421)	2,411,421
	Total Investment Securities (Cost $3,487,880) † — 104.0%	3,487,880
	Liabilities in excess of other assets — (4.0%)	(135,250)
	Net Assets — 100.0%	$3,352,630

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,966,463.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	8	12/17/10	$681,360	$2,170

Cash collateral in the amount of $60,306 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(221,253)	$1,854
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(502,883)	(22,222)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(1,668,155)	(194,442)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(2,164,642)	15,478
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(4,785,974)	12,968
		$(186,364)

See accompanying notes to the financial statements.

108 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SRTY  UltraPro Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.6%
	Federal Home Loan Bank
$6,970,185	0.07%, due 12/01/10	$6,970,185
3,388,998	0.09%, due 12/06/10	3,388,998
	Total U.S. Government & Agency Securities (Cost $10,359,183)	10,359,183
	Repurchase Agreements (a)(b) — 75.7%
23,303,124	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $23,303,358	23,303,124
	Total Repurchase Agreements (Cost $23,303,124)	23,303,124
	Total Investment Securities (Cost $33,662,307) † — 109.3%	33,662,307
	Liabilities in excess of other assets — (9.3%)	(2,876,515)
	Net Assets — 100.0%	$30,785,792

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $11,965,693.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	42	12/17/10	$3,050,460	$(2,514)

Cash collateral in the amount of $185,220 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(24,319,571)	$341,368
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(21,423,829)	(1,931,698)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(29,575,391)	(145,877)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(13,987,669)	(1,307,147)
		$(3,043,354)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 109

  UltraShort Russell1000 Value  SJF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.1%
	Federal Home Loan Bank
$566,227	0.07%, due 12/01/10	$566,227
342,223	0.09%, due 12/06/10	342,223
	Total U.S. Government & Agency Securities (Cost $908,450)	908,450
	Repurchase Agreements (a)(b) — 68.0%
2,051,024	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,051,045	2,051,024
	Total Repurchase Agreements (Cost $2,051,024)	2,051,024
	Total Investment Securities (Cost $2,959,474) † — 98.1%	2,959,474
	Other assets less liabilities — 1.9%	56,263
	Net Assets — 100.0%	$3,015,737

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,274,322.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(53,215)	$2,084
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(1,918,453)	51,114
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(926,195)	10,382
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(3,134,506)	9,762
		$73,342

See accompanying notes to the financial statements.

110 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SFK  UltraShort Russell1000 Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.6%
	Federal Home Loan Bank
$1,142,915	0.07%, due 12/01/10	$1,142,915
876,809	0.09%, due 12/06/10	876,809
	Total U.S. Government & Agency Securities (Cost $2,019,724)	2,019,724
	Repurchase Agreements (a)(b) — 78.4%
4,579,170	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,579,222	4,579,170
	Total Repurchase Agreements (Cost $4,579,170)	4,579,170
	Total Investment Securities (Cost $6,598,894) † — 113.0%	6,598,894
	Liabilities in excess of other assets — (13.0%)	(757,602)
	Net Assets — 100.0%	$5,841,292

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,112,475.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(215,893)	$5,094
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,110,886)	(6,955)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(3,330,927)	(342,600)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(3,628,707)	(193,082)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(3,391,841)	(202,382)
		$(739,925)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 111

  UltraShort Russell MidCap Value  SJL

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.2%
	Federal Home Loan Bank
$482,400	0.07%, due 12/01/10	$482,400
337,254	0.09%, due 12/06/10	337,254
	Total U.S. Government & Agency Securities (Cost $819,654)	819,654
	Repurchase Agreements (a)(b) — 72.8%
1,855,263	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,855,284	1,855,263
	Total Repurchase Agreements (Cost $1,855,263)	1,855,263
	Total Investment Securities (Cost $2,674,917) † — 105.0%	2,674,917
	Liabilities in excess of other assets — (5.0%)	(128,424)
	Net Assets — 100.0%	$2,546,493

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $895,725.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(61,605)	$1,837
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(1,713,915)	33,101
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,257,123)	(64,067)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,156,031)	(51,872)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(905,111)	(33,939)
		$(114,940)

See accompanying notes to the financial statements.

112 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SDK  UltraShort Russell MidCap Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.8%
	Federal Home Loan Bank
$860,278	0.07%, due 12/01/10	$860,278
368,564	0.09%, due 12/06/10	368,564
	Total U.S. Government & Agency Securities (Cost $1,228,842)	1,228,842
	Repurchase Agreements (a)(b) — 76.0%
2,758,757	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,758,784	2,758,757
	Total Repurchase Agreements (Cost $2,758,757)	2,758,757
	Total Investment Securities (Cost $3,987,599) † — 109.8%	3,987,599
	Liabilities in excess of other assets — (9.8%)	(355,383)
	Net Assets — 100.0%	$3,632,216

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,945,662.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(39,903)	$124
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(1,582,542)	(13,677)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(2,487,163)	(51,279)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(911,098)	(74,640)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(2,247,040)	(201,364)
		$(340,836)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 113

  UltraShort Russell2000 Value  SJH

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.1%
	Federal Home Loan Bank
$1,590,823	0.07%, due 12/01/10	$1,590,823
974,988	0.09%, due 12/06/10	974,988
	Total U.S. Government & Agency Securities (Cost $2,565,811)	2,565,811
	Repurchase Agreements (a)(b) — 68.0%
5,794,275	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,794,338	5,794,275
	Total Repurchase Agreements (Cost $5,794,275)	5,794,275
	Total Investment Securities (Cost $8,360,086) † — 98.1%	8,360,086
	Other assets less liabilities — 1.9%	165,684
	Net Assets — 100.0%	$8,525,770

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,335,669.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(198,678)	$4,683
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(2,486,545)	42,652
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(9,516,409)	236,493
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(2,556,854)	(86,059)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(2,294,836)	(11,130)
		$186,639

See accompanying notes to the financial statements.

114 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SKK  UltraShort Russell2000 Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.8%
	Federal Home Loan Bank
$2,899,665	0.07%, due 12/01/10	$2,899,665
1,697,240	0.09%, due 12/06/10	1,697,240
	Total U.S. Government & Agency Securities (Cost $4,596,905)	4,596,905
	Repurchase Agreements (a)(b) — 87.7%
10,372,816	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $10,372,925	10,372,816
	Total Repurchase Agreements (Cost $10,372,816)	10,372,816
	Total Investment Securities (Cost $14,969,721) † — 126.5%	14,969,721
	Liabilities in excess of other assets — (26.5%)	(3,135,218)
	Net Assets — 100.0%	$11,834,503

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $6,501,398.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(46,282)	$(394)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(803,902)	(79,358)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(14,077,528)	(2,113,654)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(6,734,408)	(797,121)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(2,006,335)	(119,935)
		$(3,110,462)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 115

  Short Basic Materials  SBM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.7%
	Federal Home Loan Bank
$640,209	0.07%, due 12/01/10	$640,209
688,103	0.09%, due 12/06/10	688,103
	Total U.S. Government & Agency Securities (Cost $1,328,312)	1,328,312
	Repurchase Agreements (a)(b) — 72.4%
3,030,032	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,030,068	3,030,032
	Total Repurchase Agreements (Cost $3,030,032)	3,030,032
	Total Investment Securities (Cost $4,358,344) † — 104.1%	4,358,344
	Liabilities in excess of other assets — (4.1%)	(172,032)
	Net Assets — 100.0%	$4,186,312

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $640,937.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,482,090)	$(104,054)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(794,180)	4,126
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,908,332)	(60,333)
		$(160,261)

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SEF  Short Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.9%
	Federal Home Loan Bank
$15,994,695	0.07%, due 12/01/10	$15,994,695
18,252,631	0.09%, due 12/06/10	18,252,631
	Total U.S. Government & Agency Securities (Cost $34,247,326)	34,247,326
	Repurchase Agreements (a)(b) — 66.1%
78,206,806	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $78,207,763	78,206,806
	Total Repurchase Agreements (Cost $78,206,806)	78,206,806
	Total Investment Securities (Cost $112,454,132) † — 95.0%	112,454,132
	Other assets less liabilities — 5.0%	5,882,121
	Net Assets — 100.0%	$118,336,253

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $20,632,161.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(14,924,912)	$863,245
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(12,837,184)	519,903
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(11,725,267)	663,867
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(7,326,101)	110,756
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(19,967,769)	201,152
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(8,381,989)	103,155
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(43,193,745)	653,001
		$3,115,079

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 117

  Short Oil & Gas  DDG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Home Loan Bank
$2,193,332	0.07%, due 12/01/10	$2,193,332
2,085,750	0.09%, due 12/06/10	2,085,750
	Total U.S. Government & Agency Securities (Cost $4,279,082)	4,279,082
	Repurchase Agreements (a)(b) — 73.6%
9,739,406	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $9,739,519	9,739,406
	Total Repurchase Agreements (Cost $9,739,406)	9,739,406
	Total Investment Securities (Cost $14,018,488) † — 106.0%	14,018,488
	Liabilities in excess of other assets — (6.0%)	(794,511)
	Net Assets — 100.0%	$13,223,977

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,372,067.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(2,095,964)	$(3,395)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(729,223)	(12,135)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(1,311,734)	(20,345)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,822,098)	(709,792)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(3,708,906)	(437,446)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(195,329)	(288)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(356,597)	(578)
		$(1,183,979)

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  REK  Short Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.5%
	Federal Home Loan Bank
$3,028,105	0.07%, due 12/01/10	$3,028,105
3,767,173	0.09%, due 12/06/10	3,767,173
	Total U.S. Government & Agency Securities (Cost $6,795,278)	6,795,278
	Repurchase Agreements (a)(b) — 67.4%
15,541,711	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $15,541,903	15,541,711
	Total Repurchase Agreements (Cost $15,541,711)	15,541,711
	Total Investment Securities (Cost $22,336,989) † — 96.9%	22,336,989
	Other assets less liabilities — 3.1%	719,828
	Net Assets — 100.0%	$23,056,817

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,247,523.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(2,522,544)	$(189,982)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(6,455,255)	197,628
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,247,577)	(72,482)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(12,824,332)	815,492
		$750,656

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 119

  Short KBW Regional Banking  KRS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.6%
	Federal Home Loan Bank
$4,900,586	0.07%, due 12/01/10	$4,900,586
4,956,989	0.09%, due 12/06/10	4,956,989
	Total U.S. Government & Agency Securities (Cost $9,857,575)	9,857,575
	Repurchase Agreements (a)(b) — 65.2%
22,461,516	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $22,461,783	22,461,516
	Total Repurchase Agreements (Cost $22,461,516)	22,461,516
	Total Investment Securities (Cost $32,319,091) † — 93.8%	32,319,091
	Other assets less liabilities — 6.2%	2,146,274
	Net Assets — 100.0%	$34,465,365

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $8,135,297.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(7,369,973)	$213,454
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(5,221,271)	807,778
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	(9,669,350)	529,455
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(12,283,277)	631,422
		$2,182,109

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SMN  UltraShort Basic Materials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.2%
	Federal Home Loan Bank
$25,923,228	0.07%, due 12/01/10	$25,923,228
13,574,567	0.09%, due 12/06/10	13,574,567
	Total U.S. Government & Agency Securities (Cost $39,497,795)	39,497,795
	Repurchase Agreements (a)(b) — 92.9%
88,958,928	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $88,959,840	88,958,928
	Total Repurchase Agreements (Cost $88,958,928)	88,958,928
	Total Investment Securities (Cost $128,456,723) † — 134.1%	128,456,723
	Liabilities in excess of other assets — (34.1%)	(32,665,258)
	Net Assets — 100.0%	$95,791,465

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $31,590,694.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(76,736,723)	$(19,326,133)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(23,149,608)	(384,544)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(3,538,164)	97,704
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(50,158,050)	(8,732,609)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(23,788,360)	(3,963,944)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(14,193,574)	(218,886)
		$(32,528,412)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 121

  UltraShort Nasdaq Biotechnology  BIS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.9%
	Federal Home Loan Bank
$525,480	0.07%, due 12/01/10	$525,480
322,085	0.09%, due 12/06/10	322,085
	Total U.S. Government & Agency Securities (Cost $847,565)	847,565
	Repurchase Agreements (a)(b) — 65.2%
1,914,025	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,914,045	1,914,025
	Total Repurchase Agreements (Cost $1,914,025)	1,914,025
	Total Investment Securities (Cost $2,761,590) † — 94.1%	2,761,590
	Other assets less liabilities — 5.9%	173,812
	Net Assets — 100.0%	$2,935,402

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $971,603.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(1,253,028)	$125,427
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(2,266,633)	9,153
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,354,772)	56,170
		$190,750

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SZK  UltraShort Consumer Goods

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.3%
	Federal Home Loan Bank
$2,234,941	0.07%, due 12/01/10	$2,234,941
1,806,826	0.09%, due 12/06/10	1,806,826
	Total U.S. Government & Agency Securities (Cost $4,041,767)	4,041,767
	Repurchase Agreements (a)(b) — 80.1%
9,172,236	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $9,172,340	9,172,236
	Total Repurchase Agreements (Cost $9,172,236)	9,172,236
	Total Investment Securities (Cost $13,214,003) † — 115.4%	13,214,003
	Liabilities in excess of other assets — (15.4%)	(1,767,229)
	Net Assets — 100.0%	$11,446,774

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,492,584.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(14,068,047)	$(1,371,122)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(3,051,528)	28,128
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,221,177)	(191,132)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,492,690)	(254,807)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,064,912)	44,890
		$(1,744,043)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 123

  UltraShort Consumer Services  SCC

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.1%
	Federal Home Loan Bank
$5,801,577	0.07%, due 12/01/10	$5,801,577
3,995,761	0.09%, due 12/06/10	3,995,761
	Total U.S. Government & Agency Securities (Cost $9,797,338)	9,797,338
	Repurchase Agreements (a)(b) — 83.8%
22,170,134	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $22,170,375	22,170,134
	Total Repurchase Agreements (Cost $22,170,134)	22,170,134
	Total Investment Securities (Cost $31,967,472) † — 120.9%	31,967,472
	Liabilities in excess of other assets — (20.9%)	(5,523,659)
	Net Assets — 100.0%	$26,443,813

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $11,158,026.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(3,389,480)	$(1,026,914)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(10,816,533)	110,605
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(9,845,062)	(911,326)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(22,000,897)	(3,606,381)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(6,708,014)	(46,360)
		$(5,480,376)

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SKF  UltraShort Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.0%
	Federal Home Loan Bank
$89,128,516	0.07%, due 12/01/10	$89,128,516
54,313,497	0.09%, due 12/06/10	54,313,497
	Total U.S. Government & Agency Securities (Cost $143,442,013)	143,442,013
	Repurchase Agreements (a)(b) — 65.4%
323,897,703	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $323,901,140	323,897,703
	Total Repurchase Agreements (Cost $323,897,703)	323,897,703
	Total Investment Securities (Cost $467,339,716) † — 94.4%	467,339,716
	Other assets less liabilities — 5.6%	27,873,811
	Net Assets — 100.0%	$495,213,527

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $189,934,334.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(67,719,776)	$3,364,061
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(110,713,083)	2,955,851
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(48,081,240)	1,545,879
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(20,867,749)	(2,095,345)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(145,811,511)	1,468,880
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(100,999,265)	1,242,976
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(496,306,611)	7,503,146
		$15,985,448

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 125

  UltraShort Health Care  RXD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.5%
	Federal Home Loan Bank
$804,782	0.07%, due 12/01/10	$804,782
677,383	0.09%, due 12/06/10	677,383
	Total U.S. Government & Agency Securities (Cost $1,482,165)	1,482,165
	Repurchase Agreements (a)(b) — 69.4%
3,366,018	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,366,055	3,366,018
	Total Repurchase Agreements (Cost $3,366,018)	3,366,018
	Total Investment Securities (Cost $4,848,183) † — 99.9%	4,848,183
	Other assets less liabilities — 0.1%	4,933
	Net Assets — 100.0%	$4,853,116

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $601,208.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(5,969,955)	$(77,949)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(1,604,721)	36,742
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(951,661)	31,690
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,176,207)	27,244
		$17,727

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SIJ  UltraShort Industrials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.7%
	Federal Home Loan Bank
$2,022,666	0.07%, due 12/01/10	$2,022,666
1,589,624	0.09%, due 12/06/10	1,589,624
	Total U.S. Government & Agency Securities (Cost $3,612,290)	3,612,290
	Repurchase Agreements (a)(b) — 78.8%
8,193,420	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $8,193,512	8,193,420
	Total Repurchase Agreements (Cost $8,193,420)	8,193,420
	Total Investment Securities (Cost $11,805,710) † — 113.5%	11,805,710
	Liabilities in excess of other assets — (13.5%)	(1,400,871)
	Net Assets — 100.0%	$10,404,839

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,815,619.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(111,501)	$2,068
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(3,435,267)	4,547
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(10,801,795)	(728,287)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,487,037)	(527,224)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(1,868,105)	(165,277)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,104,912)	38,785
		$(1,375,388)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 127

  UltraShort Oil & Gas  DUG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.7%
	Federal Home Loan Bank
$23,757,221	0.07%, due 12/01/10	$23,757,221
16,563,672	0.09%, due 12/06/10	16,563,672
	Total U.S. Government & Agency Securities (Cost $40,320,893)	40,320,893
	Repurchase Agreements (a)(b) — 92.0%
91,260,790	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $91,261,790	91,260,790
	Total Repurchase Agreements (Cost $91,260,790)	91,260,790
	Total Investment Securities (Cost $131,581,683) † — 132.7%	131,581,683
	Liabilities in excess of other assets — (32.7%)	(32,408,755)
	Net Assets — 100.0%	$99,172,928

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $49,665,410.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(6,403,510)	$(10,371)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(8,238,380)	(121,231)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(1,242,340)	(523,445)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(146,729,560)	(21,434,767)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(31,626,549)	(3,696,253)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(4,109,912)	(493,041)
		$(26,279,108)

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SRS  UltraShort Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.0%
	Federal Home Loan Bank
$64,346,102	0.07%, due 12/01/10	$64,346,102
51,176,042	0.09%, due 12/06/10	51,176,042
	Total U.S. Government & Agency Securities (Cost $115,522,144)	115,522,144
	Repurchase Agreements (a)(b) — 83.9%
262,084,356	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $262,087,314	262,084,356
	Total Repurchase Agreements (Cost $262,084,356)	262,084,356
	Total Investment Securities (Cost $377,606,500) † — 120.9%	377,606,500
	Liabilities in excess of other assets — (20.9%)	(65,293,282)
	Net Assets — 100.0%	$312,313,218

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $127,528,715.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(1,668,075)	$101,613
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(42,053,269)	3,227,381
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(56,924,348)	(907,205)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(26,880,961)	1,637,483
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(11,264,309)	(2,962,180)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(461,797,948)	(79,314,200)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(23,992,525)	847,000
		$(77,370,108)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 129

  UltraShort Semiconductors  SSG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.1%
	Federal Home Loan Bank
$4,545,079	0.07%, due 12/01/10	$4,545,079
3,597,484	0.09%, due 12/06/10	3,597,484
	Total U.S. Government & Agency Securities (Cost $8,142,563)	8,142,563
	Repurchase Agreements (a)(b) — 84.2%
18,471,383	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $18,471,591	18,471,383
	Total Repurchase Agreements (Cost $18,471,383)	18,471,383
	Total Investment Securities (Cost $26,613,946) † — 121.3%	26,613,946
	Liabilities in excess of other assets — (21.3%)	(4,680,461)
	Net Assets — 100.0%	$21,933,485

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $7,058,689.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(8,480,261)	$(797,153)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(5,610,951)	(1,966)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(3,977,748)	(401,059)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(21,370,774)	(3,385,481)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(4,422,082)	(60,134)
		$(4,645,793)

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  REW  UltraShort Technology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.1%
	Federal Home Loan Bank
$4,180,769	0.07%, due 12/01/10	$4,180,769
3,396,225	0.09%, due 12/06/10	3,396,225
	Total U.S. Government & Agency Securities (Cost $7,576,994)	7,576,994
	Repurchase Agreements (a)(b) — 77.3%
17,196,439	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $17,196,634	17,196,439
	Total Repurchase Agreements (Cost $17,196,439)	17,196,439
	Total Investment Securities (Cost $24,773,433) † — 111.4%	24,773,433
	Liabilities in excess of other assets — (11.4%)	(2,536,115)
	Net Assets — 100.0%	$22,237,318

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,258,030.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(22,533,010)	$(1,799,391)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(8,935,397)	246,153
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,565,020)	(265,628)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(4,636,256)	(825,039)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(4,794,293)	144,297
		$(2,499,608)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 131

  UltraShort Telecommunications  TLL

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.5%
	Federal Home Loan Bank
$311,560	0.07%, due 12/01/10	$311,560
268,418	0.09%, due 12/06/10	268,418
	Total U.S. Government & Agency Securities (Cost $579,978)	579,978
	Repurchase Agreements (a)(b) — 85.3%
1,317,694	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,317,709	1,317,694
	Total Repurchase Agreements (Cost $1,317,694)	1,317,694
	Total Investment Securities (Cost $1,897,672) † — 122.8%	1,897,672
	Liabilities in excess of other assets — (22.8%)	(352,344)
	Net Assets — 100.0%	$1,545,328

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $377,346.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(523,514)	$14,284
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(579,500)	14,585
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,627,608)	(358,674)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(359,212)	2,016
		$(327,789)

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  SDP  UltraShort Utilities

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.7%
	Federal Home Loan Bank
$974,250	0.07%, due 12/01/10	$974,250
1,175,672	0.09%, due 12/06/10	1,175,672
	Total U.S. Government & Agency Securities (Cost $2,149,922)	2,149,922
	Repurchase Agreements (a)(b) — 74.8%
4,914,477	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,914,539	4,914,477
	Total Repurchase Agreements (Cost $4,914,477)	4,914,477
	Total Investment Securities (Cost $7,064,399) † — 107.5%	7,064,399
	Liabilities in excess of other assets — (7.5%)	(490,178)
	Net Assets — 100.0%	$6,574,221

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,167,413.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(953,345)	$(67,472)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,044,088)	46,157
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(8,783,150)	(485,998)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,369,239)	35,670
		$(471,643)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 133

  Short MSCI EAFE  EFZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.7%
	Federal Home Loan Bank
$16,796,366	0.07%, due 12/01/10	$16,796,366
20,711,473	0.09%, due 12/06/10	20,711,473
	Total U.S. Government & Agency Securities (Cost $37,507,839)	37,507,839
	Repurchase Agreements (a)(b) — 72.4%
85,771,857	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $85,772,921	85,771,857
	Total Repurchase Agreements (Cost $85,771,857)	85,771,857
	Total Investment Securities (Cost $123,279,696) † — 104.1%	123,279,696
	Liabilities in excess of other assets — (4.1%)	(4,908,647)
	Net Assets — 100.0%	$118,371,049

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $20,191,651.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(10,816,796)	$(515,845)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(33,378,831)	1,771,104
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(11,003,336)	313,630
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(36,402,771)	(3,025,814)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(26,630,298)	(4,998,865)
		$(6,455,790)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EUM  Short MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.0%
	Federal Home Loan Bank
$30,462,265	0.07%, due 12/01/10	$30,462,265
40,789,571	0.09%, due 12/06/10	40,789,571
	Total U.S. Government & Agency Securities (Cost $71,251,836)	71,251,836
	Repurchase Agreements (a)(b) — 68.6%
163,175,904	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $163,177,963	163,175,904
	Total Repurchase Agreements (Cost $163,175,904)	163,175,904
	Total Investment Securities (Cost $234,427,740) † — 98.6%	234,427,740
	Other assets less liabilities — 1.4%	3,262,899
	Net Assets — 100.0%	$237,690,639

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $12,282,577.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(78,203,663)	$(8,325,614)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(27,160,957)	825,746
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(7,220,899)	570,791
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(73,846,729)	4,369,901
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(50,891,015)	4,029,336
		$1,470,160

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 135

  Short FTSE China 25  YXI

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 24.9%
	Federal Home Loan Bank
$405,014	0.07%, due 12/01/10	$405,014
677,674	0.09%, due 12/06/10	677,674
	Total U.S. Government & Agency Securities (Cost $1,082,688)	1,082,688
	Repurchase Agreements (a)(b) — 57.4%
2,489,076	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,489,107	2,489,076
	Total Repurchase Agreements (Cost $2,489,076)	2,489,076
	Total Investment Securities (Cost $3,571,764) † — 82.3%	3,571,764
	Other assets less liabilities — 17.7%	768,076
	Net Assets — 100.0%	$4,339,840

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $265,579.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(860,762)	$29,556
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(752,144)	78,560
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(1,618,477)	99,962
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(1,112,108)	63,539
		$271,617

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EFU  UltraShort MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.4%
	Federal Home Loan Bank
$3,848,111	0.07%, due 12/01/10	$3,848,111
3,493,330	0.09%, due 12/06/10	3,493,330
	Total U.S. Government & Agency Securities (Cost $7,341,441)	7,341,441
	Repurchase Agreements (a)(b) — 78.3%
16,695,396	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $16,695,590	16,695,396
	Total Repurchase Agreements (Cost $16,695,396)	16,695,396
	Total Investment Securities (Cost $24,036,837) † — 112.7%	24,036,837
	Liabilities in excess of other assets — (12.7%)	(2,702,271)
	Net Assets — 100.0%	$21,334,566

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $6,831,397.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(1,071,504)	$90,035
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(9,817,928)	348,284
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(29,018,831)	(3,208,939)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(2,720,053)	132,095
		$(2,638,525)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 137

  UltraShort MSCI Emerging Markets  EEV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.7%
	Federal Home Loan Bank
$27,466,170	0.07%, due 12/01/10	$27,466,170
17,853,802	0.09%, due 12/06/10	17,853,802
	Total U.S. Government & Agency Securities (Cost $45,319,972)	45,319,972
	Repurchase Agreements (a)(b) — 85.1%
102,449,119	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $102,450,221	102,449,119
	Total Repurchase Agreements (Cost $102,449,119)	102,449,119
	Total Investment Securities (Cost $147,769,091) † — 122.8%	147,769,091
	Liabilities in excess of other assets — (22.8%)	(27,402,707)
	Net Assets — 100.0%	$120,366,384

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $16,764,922.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(101,859,245)	$(25,118,500)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(26,003,327)	1,316,184
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(17,666,891)	29,742
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(78,921,517)	(6,049,487)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(15,734,915)	541,492
		$(29,280,569)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EPV  UltraShort MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.8%
	Federal Home Loan Bank
$13,004,991	0.07%, due 12/01/10	$13,004,991
9,633,029	0.09%, due 12/06/10	9,633,029
	Total U.S. Government & Agency Securities (Cost $22,638,020)	22,638,020
	Repurchase Agreements (a)(b) — 74.2%
51,293,244	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $51,293,814	51,293,244
	Total Repurchase Agreements (Cost $51,293,244)	51,293,244
	Total Investment Securities (Cost $73,931,264) † — 107.0%	73,931,264
	Liabilities in excess of other assets — (7.0%)	(4,836,123)
	Net Assets — 100.0%	$69,095,141

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $21,035,336.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(3,493,431)	$(5,288,664)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(44,610,466)	2,657,772
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(14,106,856)	884,379
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(59,374,583)	(9,670,315)
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(15,938,016)	1,185,670
		$(10,231,158)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 139

  UltraShort MSCI Pacific ex-Japan  JPX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 21.3%
	Federal Home Loan Bank
$308,110	0.07%, due 12/01/10	$308,110
234,275	0.09%, due 12/06/10	234,275
	Total U.S. Government & Agency Securities (Cost $542,385)	542,385
	Repurchase Agreements (a)(b) — 48.4%
1,229,511	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,229,524	1,229,511
	Total Repurchase Agreements (Cost $1,229,511)	1,229,511
	Total Investment Securities (Cost $1,771,896) † — 69.7%	1,771,896
	Other assets less liabilities — 30.3%	770,795
	Net Assets — 100.0%	$2,542,691

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $157,346.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,117,963)	$54,328
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(2,595,002)	49,875
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(371,076)	34,411
		$138,614

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  BZQ  UltraShort MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.4%
	Federal Home Loan Bank
$3,629,261	0.07%, due 12/01/10	$3,629,261
2,789,801	0.09%, due 12/06/10	2,789,801
	Total U.S. Government & Agency Securities (Cost $6,419,062)	6,419,062
	Repurchase Agreements (a)(b) — 66.8%
14,553,971	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $14,554,135	14,553,971
	Total Repurchase Agreements (Cost $14,553,971)	14,553,971
	Total Investment Securities (Cost $20,973,033) † — 96.2%	20,973,033
	Other assets less liabilities — 3.8%	832,743
	Net Assets — 100.0%	$21,805,776

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $6,890,656.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(2,325,876)	$184,631
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(14,393,390)	320,455
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(4,257,131)	334,987
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(22,864,942)	22,947
		$863,020

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 141

  UltraShort FTSE China 25  FXP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.3%
	Federal Home Loan Bank
$45,868,606	0.07%, due 12/01/10	$45,868,606
30,482,194	0.09%, due 12/06/10	30,482,194
	Total U.S. Government & Agency Securities (Cost $76,350,800)	76,350,800
	Repurchase Agreements (a)(b) — 84.5%
172,663,434	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $172,665,302	172,663,434
	Total Repurchase Agreements (Cost $172,663,434)	172,663,434
	Total Investment Securities (Cost $249,014,234) † — 121.8%	249,014,234
	Liabilities in excess of other assets — (21.8%)	(44,554,014)
	Net Assets — 100.0%	$204,460,220

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $39,748,222.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(151,755,158)	$(33,532,003)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(33,754,405)	1,690,332
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(22,932,374)	1,038,281
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(173,193,378)	(18,263,900)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(27,009,223)	1,029,661
		$(48,037,629)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  EWV  UltraShort MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.8%
	Federal Home Loan Bank
$2,221,269	0.07%, due 12/01/10	$2,221,269
2,306,649	0.09%, due 12/06/10	2,306,649
	Total U.S. Government & Agency Securities (Cost $4,527,918)	4,527,918
	Repurchase Agreements (a)(b) — 70.1%
10,322,259	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $10,322,383	10,322,259
	Total Repurchase Agreements (Cost $10,322,259)	10,322,259
	Total Investment Securities (Cost $14,850,177) † — 100.9%	14,850,177
	Liabilities in excess of other assets — (0.9%)	(125,585)
	Net Assets — 100.0%	$14,724,592

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,040,665.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,530,364)	$(148,860)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(13,277,490)	(9,202)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(7,414,647)	52,324
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(4,230,319)	32,339
		$(73,399)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 143

  UltraShort MSCI Mexico Investable Market  SMK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.2%
	Federal Home Loan Bank
$579,394	0.07%, due 12/01/10	$579,394
548,816	0.09%, due 12/06/10	548,816
	Total U.S. Government & Agency Securities (Cost $1,128,210)	1,128,210
	Repurchase Agreements (a)(b) — 86.9%
2,567,678	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,567,708	2,567,678
	Total Repurchase Agreements (Cost $2,567,678)	2,567,678
	Total Investment Securities (Cost $3,695,888) † — 125.1%	3,695,888
	Liabilities in excess of other assets — (25.1%)	(741,328)
	Net Assets — 100.0%	$2,954,560

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $732,027.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(1,220,849)	$14,395
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(1,031,007)	(25,786)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(3,673,698)	(718,204)
		$(729,595)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  TBF  Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.5%
	Federal Home Loan Bank
$74,539,308	0.07%, due 12/01/10	$74,539,308
137,803,844	0.09%, due 12/06/10	137,803,844
	Total U.S. Government & Agency Securities (Cost $212,343,152)	212,343,152
	Repurchase Agreements (a)(b) — 70.2%
488,982,534	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $488,989,082	488,982,534
	Total Repurchase Agreements (Cost $488,982,534)	488,982,534
	Total Investment Securities (Cost $701,325,686) † — 100.7%	701,325,686
	Liabilities in excess of other assets — (0.7%)	(4,617,541)
	Net Assets — 100.0%	$696,708,145

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $15,697,116.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	188	03/22/11	$23,928,875	$(95,549)

Cash collateral in the amount of $634,459 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(184,759,227)	$(4,472,461)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(164,493,344)	(2,396,830)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(143,916,170)	(1,334,225)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(183,965,233)	1,594,941
		$(6,608,575)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 145

  UltraShort 7-10 Year Treasury  PST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.2%
	Federal Home Loan Bank
$44,655,345	0.07%, due 12/01/10	$44,655,345
80,412,738	0.09%, due 12/06/10	80,412,738
	Total U.S. Government & Agency Securities (Cost $125,068,083)	125,068,083
	Repurchase Agreements (a)(b) — 67.1%
287,881,463	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $287,885,300	287,881,463
	Total Repurchase Agreements (Cost $287,881,463)	287,881,463
	Total Investment Securities (Cost $412,949,546) † — 96.3%	412,949,546
	Other assets less liabilities — 3.7%	15,795,956
	Net Assets — 100.0%	$428,745,502

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $10,217,681.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	122	03/22/11	$15,141,344	$69,411

Cash collateral in the amount of $292,951 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(108,046,951)	$1,453,736
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(206,068,086)	2,081,808
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(179,236,711)	2,324,505
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(17,520,713)	287,618
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(334,650,287)	5,366,637
		$11,514,304

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  TBT   UltraShort 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.4%
	Federal Home Loan Bank
$773,885,391	0.07%, due 12/01/10	$773,885,391
877,593,081	0.09%, due 12/06/10	877,593,081
	Total U.S. Government & Agency Securities (Cost $1,651,478,472)	1,651,478,472
	Repurchase Agreements (a)(b) — 73.9%
3,770,869,102	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,770,915,092	3,770,869,102
	Total Repurchase Agreements (Cost $3,770,869,102)	3,770,869,102
	Total Investment Securities (Cost $5,422,347,574) † — 106.3%	5,422,347,574
	Liabilities in excess of other assets — (6.3%)	(320,755,442)
	Net Assets — 100.0%	$5,101,592,132

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $533,725,240.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1,960	03/22/11	$249,471,250	$(233,524)

Cash collateral in the amount of $5,264,636 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(2,175,975,775)	$(64,770,747)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(4,418,529,296)	(291,457,936)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,041,184,679)	(35,035,105)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(392,765,310)	(2,781,655)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(460,314,782)	22,778,383
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,485,658,830)	(108,494,476)
		$(479,761,536)

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Schedule of Portfolio Investments :: 147

  Credit Suisse 130/30  CSM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 98.3%
3,120	Apache Corp. (Energy)	0.6%	$335,837
4,341	Apple, Inc.* (Information Technology)	2.3%	1,350,702
30,271	AT&T, Inc. (Telecommunication Services)	1.4%	841,231
29,173	Bank of America Corp. (Financials)	0.5%	319,444
11,685	Bank of New York Mellon Corp. (The) (Financials)	0.5%	315,378
6,305	Broadcom Corp., Class A (Information Technology)	0.5%	280,509
4,903	Celgene Corp.* (Health Care)	0.5%	291,140
10,282	Chevron Corp. (Energy)	1.4%	832,534
22,158	Cisco Systems, Inc.* (Information Technology)	0.7%	424,547
66,038	Citigroup, Inc.* (Financials)	0.5%	277,360
12,057	Coca-Cola Co. (The) (Consumer Staples)	1.3%	761,641
16,058	Comcast Corp., Class A (Consumer Discretionary)	0.6%	321,160
16,196	Corning, Inc. (Information Technology)	0.5%	286,021
4,576	CSX Corp. (Industrials)	0.5%	278,267
9,492	Eli Lilly & Co. (Health Care)	0.6%	319,501
5,662	Express Scripts, Inc.* (Health Care)	0.5%	294,934
17,871	Exxon Mobil Corp. (Energy)	2.1%	1,243,107
3,259	FedEx Corp. (Industrials)	0.5%	296,960
24,799	Ford Motor Co.* (Consumer Discretionary)	0.7%	395,296
3,569	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.6%	361,611
33,799	General Electric Co. (Industrials)	0.9%	535,038
8,132	Gilead Sciences, Inc.* (Health Care)	0.5%	296,818
739	Google, Inc., Class A* (Information Technology)	0.7%	410,670
31,537	Intel Corp. (Information Technology)	1.1%	666,061
3,982	International Business Machines Corp. (Information Technology)	1.0%	563,294
10,097	Johnson & Johnson (Health Care)	1.1%	621,470
7,669	Johnson Controls, Inc. (Consumer Discretionary)	0.5%	279,458
12,110	JPMorgan Chase & Co. (Financials)	0.8%	452,672

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,251	Marathon Oil Corp. (Energy)	0.5%	$276,161
4,792	Medco Health Solutions, Inc.* (Health Care)	0.5%	293,845
10,780	Merck & Co., Inc. (Health Care)	0.6%	371,587
8,463	MetLife, Inc. (Financials)	0.6%	322,863
38,326	Microsoft Corp. (Information Technology)	1.6%	966,198
12,900	Morgan Stanley (Financials)	0.5%	315,534
4,879	Newmont Mining Corp. (Materials)	0.5%	287,032
21,820	News Corp., Class A (Consumer Discretionary)	0.5%	297,625
13,321	Oracle Corp. (Information Technology)	0.6%	360,200
9,374	PepsiCo, Inc. (Consumer Staples)	1.0%	605,842
23,363	Pfizer, Inc. (Health Care)	0.6%	380,583
9,470	Philip Morris International, Inc. (Consumer Staples)	0.9%	538,748
8,946	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	546,332
2,031	Salesforce.com, Inc.* (Information Technology)	0.5%	282,756
6,120	Target Corp. (Consumer Discretionary)	0.6%	348,473
5,207	Travelers Cos., Inc. (The) (Financials)	0.5%	281,126
15,426	U.S. Bancorp (Financials)	0.6%	366,830
6,768	United Parcel Service, Inc., Class B (Industrials)	0.8%	474,640
10,576	Verizon Communications, Inc. (Telecommunication Services)	0.6%	338,538
7,664	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	414,546
19,109	Wells Fargo & Co. (Financials)	0.9%	519,956
1,275,731	Other Common Stocks	60.4%	35,451,523
	Total Common Stocks (Cost $53,774,493)		57,693,599
Principal Amount
	U.S. Government & Agency Securities (a) — 0.9%
	Federal Home Loan Bank,
$209,931	0.07%, due 12/01/10		209,931
339,427	0.09%, due 12/06/10		339,427
	Total U.S. Government & Agency Securities (Cost $549,358)		549,358

See accompanying notes to the financial statements.

148 :: Summary Schedule of Portfolio Investments :: November 30, 2010 (Unaudited)

  CSM  Credit Suisse 130/30

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.2%
$1,262,231	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,262,248	$1,262,231
	Total Repurchase Agreements (Cost $1,262,231)	1,262,231
	Total Investment Securities (Cost $55,586,082) — 101.4%	59,505,188
	Liabilities in excess of other assets — (1.4%)	(801,069)
	Net Assets — 100.0%	$58,704,119

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $9,020,846.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,513,788
Aggregate gross unrealized depreciation	(734,923)
Net unrealized appreciation	$3,778,865
Federal income tax cost of investments	$55,726,323

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,213,261)	$(253,353)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	15,518,697	(546,563)
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(2,642,015)	52,572
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	3,328,728	(117,145)
		$(864,489)

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	9.8%
Consumer Staples	10.5%
Energy	10.0%
Financials	16.6%
Health Care	10.1%
Industrials	8.4%
Information Technology	20.1%
Materials	4.6%
Telecommunication Services	2.5%
Utilities	5.7%
Other[1]	1.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Summary Schedule of Portfolio Investments :: 149

Statements of Assets and Liabilities

150 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$754,769,073	$287,024,309	$1,321,555,018	$6,561,625	$88,565,100	$35,211,897
Securities, at value	568,265,312	195,913,353	1,209,965,820	2,706,434	68,911,120	31,186,334
Repurchase agreements, at value	175,815,711	89,571,807	146,072,102	3,934,160	24,964,341	5,777,444
Total Investment Securities	744,081,023	285,485,160	1,356,037,922	6,640,594	93,875,461	36,963,778
Cash	—	105	—	146	—	—
Segregated cash balances with brokers for futures contracts	12,214,496	4,563,000	4,852,901	—	455,060	91,515
Segregated cash balances with custodian for swap agreements	250,046	353,737	205,300	—	—	—
Dividends and interest receivable	787,189	610,704	2,756,614	2,346	67,246	19,613
Receivable for investments sold	—	—	—	2	—	2,225
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	5,712,230	7,438,261	38,271,725	—	—	—
Receivable from Advisor	—	—	—	20,650	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	58,361,445	6,497,139	106,526,969	445,232	7,432,612	5,386,624
Prepaid licensing fees	—	—	—	835	—	—
Prepaid expenses	2,456	1,117	4,381	17	407	172
Total Assets	821,408,885	304,949,223	1,508,655,812	7,109,822	101,830,786	42,463,927
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	5,755,811	7,515,013	39,004,387	—	75,362	39,876
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	433,823	168,133	892,890	—	47,169	1,391
Management Services fees payable	65,187	24,135	119,051	—	8,549	3,866
Custodian fees payable	43,919	16,273	102,348	53,341	17,171	17,801
Administration fees payable	21,393	15,229	25,060	29,168	11,168	11,997
Trustee fees payable	2,476	857	4,499	25	248	122
Licensing fees payable	118,211	42,419	2,316	—	1,364	4,508
Professional fees payable	29,522	13,296	32,406	9,105	12,426	10,656
Payable for variation margin on futures contracts	1,958,884	169,260	315,460	—	32,997	7,816
Unrealized depreciation on swap agreements	5,721,758	1,877,044	11,291,016	272,674	851,517	406,122
Due to counterparty	—	—	—	—	—	—
Other liabilities	93,883	37,963	177,901	1,204	14,393	6,604
Total Liabilities	14,244,867	9,879,622	51,967,334	365,517	1,072,364	510,759
NET ASSETS	$807,164,018	$295,069,601	$1,456,688,478	$6,744,305	$100,758,422	$41,953,168
NET ASSETS CONSIST OF:
Paid in Capital	$1,312,164,213	$546,365,502	$2,103,008,005	$4,384,307	$91,056,074	$44,335,583
Accumulated undistributed net investment income (loss)	(2,268,363)	329,407	2,429,334	15,750	(152,721)	(55,211)
Accumulated net realized gains (losses) on investments	(557,321,840)	(256,135,484)	(781,989,285)	2,092,721	(2,367,246)	(9,177,040)
Net unrealized appreciation (depreciation) on:
Investments	(10,688,050)	(1,539,149)	34,482,904	78,969	5,310,361	1,751,881
Futures contracts	12,638,371	1,429,230	3,521,567	—	330,859	117,453
Swap agreements	52,639,687	4,620,095	95,235,953	172,558	6,581,095	4,980,502
NET ASSETS	$807,164,018	$295,069,601	$1,456,688,478	$6,744,305	$100,758,422	$41,953,168
Shares (unlimited number of shares authorized, no par value)	10,875,000	6,000,000	34,500,000	100,001	1,800,000	1,050,000
Net Asset Value	$74.22	$49.18	$42.22	$67.44	$55.98	$39.96

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 151

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$185,764,353	$110,606,999	$20,528,705	$210,573,581	$17,381,084	$33,365,053
Securities, at value	132,457,459	88,598,347	13,575,465	64,594,412	14,303,837	10,308,228
Repurchase agreements, at value	54,087,185	24,817,832	6,709,141	145,979,169	4,375,586	23,056,828
Total Investment Securities	186,544,644	113,416,179	20,284,606	210,573,581	18,679,423	33,365,056
Cash	4,763	—	—	—	—	236
Segregated cash balances with brokers for futures contracts	1,735,020	1,650,626	403,000	1,240,250	238,720	541,620
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	101,205	112,112	27,887	13,497	13,555	321
Receivable for investments sold	363,096	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	6,056
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	19,817,661	4,280,591	493,296	10,684,227	7,273,239	5,535,312
Prepaid licensing fees	—	—	—	—	—	533
Prepaid expenses	630	95	43	368	64	49
Total Assets	208,567,019	119,459,603	21,208,832	222,511,923	26,205,001	39,449,183
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	5,733	—	—	—	15,015	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	80,531	46,926	5,122	103,124	5,475	—
Management Services fees payable	17,633	8,973	1,441	16,172	2,162	—
Custodian fees payable	137,266	6,857	1,652	47,573	48,668	75,158
Administration fees payable	15,876	10,788	3,325	13,206	4,397	4,997
Trustee fees payable	641	303	46	733	84	109
Licensing fees payable	55,653	24,601	1,200	2,918	1,469	—
Professional fees payable	15,164	11,115	9,978	13,841	10,312	10,252
Payable for variation margin on futures contracts	204,096	268,143	14,141	79,851	17,699	65,863
Unrealized depreciation on swap agreements	1,322,301	3,235,608	557,565	2,422,130	49,529	1,393,982
Due to counterparty	—	—	—	—	—	—
Other liabilities	29,124	8,817	2,140	23,057	3,529	3,801
Total Liabilities	1,884,018	3,622,131	596,610	2,722,605	158,339	1,554,162
NET ASSETS	$206,683,001	$115,837,472	$20,612,222	$219,789,318	$26,046,662	$37,895,021
NET ASSETS CONSIST OF:
Paid in Capital	$312,374,293	$87,924,815	$17,825,402	$165,367,197	$16,226,171	$27,672,503
Accumulated undistributed net investment income (loss)	(22,316)	(82,383)	9,771	316,930	(8,657)	(53,808)
Accumulated net realized gains (losses) on investments	(127,748,709)	24,193,911	3,111,150	45,858,265	1,281,056	5,983,889
Net unrealized appreciation (depreciation) on:
Investments	780,291	2,809,180	(244,099)	—	1,298,339	3
Futures contracts	2,804,082	(53,034)	(25,733)	(15,171)	26,043	151,104
Swap agreements	18,495,360	1,044,983	(64,269)	8,262,097	7,223,710	4,141,330
NET ASSETS	$206,683,001	$115,837,472	$20,612,222	$219,789,318	$26,046,662	$37,895,021
Shares (unlimited number of shares authorized, no par value)	5,625,000	900,001	200,001	1,300,001	200,001	300,001
Net Asset Value	$36.74	$128.71	$103.06	$169.07	$130.23	$126.32

See accompanying notes to the financial statements.

152 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$11,589,836	$10,803,301	$5,915,411	$9,628,104	$18,665,830	$20,599,681
Securities, at value	8,911,372	9,884,580	2,822,462	7,419,459	14,637,302	18,475,795
Repurchase agreements, at value	3,006,864	2,372,445	3,136,373	3,532,554	4,387,809	5,360,148
Total Investment Securities	11,918,236	12,257,025	5,958,835	10,952,013	19,025,111	23,835,943
Cash	—	—	—	—	942	54,558
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	19,143	18,653	3,338	7,590	14,961	9,589
Receivable for investments sold	—	—	—	—	272	37,214
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	18,793	18,575	27,135	19,984	7,971	9,874
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	1,529,491	1,177,112	1,844,762	1,625,282	1,121,880
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	53	57	57	54	77	70
Total Assets	11,956,225	13,823,801	7,166,477	12,824,403	20,674,616	25,069,128
LIABILITIES:
Cash overdraft	—	4	—	—	—	—
Payable for investments purchased	67	—	—	—	—	497
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	24,339	15,470	13,696	6,167	52,034	49,963
Administration fees payable	26,267	26,296	28,112	27,144	24,674	23,902
Trustee fees payable	40	35	19	29	54	62
Licensing fees payable	2,535	2,691	816	738	180	789
Professional fees payable	9,266	9,323	9,396	9,299	9,630	9,659
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	605,880	107,555	73,967	42,533	310,758	73,904
Due to counterparty	—	—	—	—	—	—
Other liabilities	2,095	2,169	1,834	2,030	2,887	2,993
Total Liabilities	670,489	163,543	127,840	87,940	400,217	161,769
NET ASSETS	$11,285,736	$13,660,258	$7,038,637	$12,736,463	$20,274,399	$24,907,359
NET ASSETS CONSIST OF:
Paid in Capital	$18,514,125	$20,386,336	$3,821,059	$16,024,439	$26,227,400	$24,308,789
Accumulated undistributed net investment income (loss)	25,148	35,999	(8,519)	(23,183)	(24,438)	(79,397)
Accumulated net realized gains (losses) on investments	(6,976,057)	(9,637,737)	2,079,528	(6,390,931)	(7,602,368)	(3,606,271)
Net unrealized appreciation (depreciation) on:
Investments	328,400	1,453,724	43,424	1,323,909	359,281	3,236,262
Futures contracts	—	—	—	—	—	—
Swap agreements	(605,880)	1,421,936	1,103,145	1,802,229	1,314,524	1,047,976
NET ASSETS	$11,285,736	$13,660,258	$7,038,637	$12,736,463	$20,274,399	$24,907,359
Shares (unlimited number of shares authorized, no par value)	450,000	300,000	225,000	300,000	750,000	600,000
Net Asset Value	$25.08	$45.53	$31.28	$42.45	$27.03	$41.51

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 153

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$291,324,521	$5,473,900	$17,621,687	$9,834,214	$1,198,398,701	$47,911,781
Securities, at value	148,220,670	4,174,102	10,507,247	5,301,486	945,247,082	47,357,278
Repurchase agreements, at value	144,166,812	1,179,025	7,718,059	4,661,189	257,859,107	2,122,516
Total Investment Securities	292,387,482	5,353,127	18,225,306	9,962,675	1,203,106,189	49,479,794
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	233,696	—
Dividends and interest receivable	97,433	925	11,834	6,848	1,126,326	118,966
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	499,088	—	11,639	—	—	—
Receivable for capital shares issued	9,441,046	—	—	—	—	—
Receivable from Advisor	—	2,227	10,645	21,393	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	15,560,647	89,517	825,229	479,749	3,108,056	1,300,532
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	1,135	—	101	47	5,389	111
Total Assets	317,986,831	5,445,796	19,084,754	10,470,712	1,207,579,656	50,899,403
LIABILITIES:
Cash overdraft	—	—	—	—	—	1,581
Payable for investments purchased	9,503,984	2,089	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	171,027	—	—	—	754,850	19,332
Management Services fees payable	24,540	—	—	—	102,027	4,305
Custodian fees payable	14,152	2,844	3,796	4,421	40,711	3,083
Administration fees payable	15,331	1,018	21,528	23,560	24,571	9,750
Trustee fees payable	875	15	57	58	3,350	179
Licensing fees payable	49,720	6,649	7,175	6,259	207,045	11,712
Professional fees payable	19,987	9,663	9,813	9,468	80,340	9,878
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,262,914	175,210	161,848	115,522	41,231,208	836,270
Due to counterparty	—	—	—	—	—	—
Other liabilities	39,033	1,009	3,517	2,957	170,111	5,786
Total Liabilities	14,101,563	198,497	207,734	162,245	42,614,213	901,876
NET ASSETS	$303,885,268	$5,247,299	$18,877,020	$10,308,467	$1,164,965,443	$49,997,527
NET ASSETS CONSIST OF:
Paid in Capital	$15,380,524	$5,995,581	$10,124,474	$6,551,404	$3,395,520,702	$59,360,723
Accumulated undistributed net investment income (loss)	(69,452)	(3,122)	24,420	(1,610)	27,586	85,367
Accumulated net realized gains (losses) on investments	276,213,502	(538,694)	7,461,126	3,265,985	(2,197,167,181)	(11,480,838)
Net unrealized appreciation (depreciation) on:
Investments	1,062,961	(120,773)	603,619	128,461	4,707,488	1,568,013
Futures contracts	—	—	—	—	—	—
Swap agreements	11,297,733	(85,693)	663,381	364,227	(38,123,152)	464,262
NET ASSETS	$303,885,268	$5,247,299	$18,877,020	$10,308,467	$1,164,965,443	$49,997,527
Shares (unlimited number of shares authorized, no par value)	7,275,000	100,001	300,000	225,000	21,184,625	1,050,000
Net Asset Value	$41.77	$52.47	$62.92	$45.82	$54.99	$47.62

See accompanying notes to the financial statements.

154 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$24,871,251	$268,834,306	$441,685,803	$6,724,146	$58,693,173	$139,638,385
Securities, at value	14,767,337	224,200,435	357,074,766	4,775,366	39,173,520	122,849,834
Repurchase agreements, at value	11,140,830	55,266,825	111,718,587	1,309,145	21,981,154	24,262,985
Total Investment Securities	25,908,167	279,467,260	468,793,353	6,084,511	61,154,674	147,112,819
Cash	—	75	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	11,846	485,458	—	—	—
Dividends and interest receivable	24,248	852,748	250,295	5,742	129,719	218,688
Receivable for investments sold	—	—	10,495,243	—	8,321,659	—
Due from counterparty	—	580,234	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,864	—	—	1,484	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,485,260	42,565,978	43,933,929	—	5,475,435	10,829,043
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	124	1,182	1,659	—	267	437
Total Assets	27,419,663	323,479,323	523,959,937	6,091,737	75,081,754	158,160,987
LIABILITIES:
Cash overdraft	20	—	—	—	—	—
Payable for investments purchased	—	133,045	—	—	—	—
Payable for capital shares redeemed	—	—	10,398,487	—	8,492,248	—
Advisory fees payable	—	191,851	297,808	—	35,193	88,254
Management Services fees payable	—	27,956	41,380	—	6,092	13,553
Custodian fees payable	6,552	14,358	15,799	1,772	5,145	9,807
Administration fees payable	16,597	16,111	18,724	1,318	9,553	12,419
Trustee fees payable	101	1,123	1,500	27	213	354
Licensing fees payable	8,711	56,654	82,280	558	14,794	22,959
Professional fees payable	10,269	18,323	28,737	8,750	11,624	13,376
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	606,854	441,851	15,931,741	644,794	171,901	5,036,930
Due to counterparty	—	—	—	—	—	—
Other liabilities	4,915	41,872	70,217	1,184	11,423	16,575
Total Liabilities	654,019	943,144	26,886,673	658,403	8,758,186	5,214,227
NET ASSETS	$26,765,644	$322,536,179	$497,073,264	$5,433,334	$66,323,568	$152,946,760
NET ASSETS CONSIST OF:
Paid in Capital	$7,707,964	$266,021,005	$130,382,120	$9,338,825	$64,849,568	$129,096,890
Accumulated undistributed net investment income (loss)	189,304	768,484	5,035,117	4,748	18,382	(200,087)
Accumulated net realized gains (losses) on investments	16,953,054	2,989,609	306,546,289	(2,625,810)	(6,309,417)	10,783,410
Net unrealized appreciation (depreciation) on:
Investments	1,036,916	10,632,954	27,107,550	(639,635)	2,461,501	7,474,434
Futures contracts	—	—	—	—	—	—
Swap agreements	878,406	42,124,127	28,002,188	(644,794)	5,303,534	5,792,113
NET ASSETS	$26,765,644	$322,536,179	$497,073,264	$5,433,334	$66,323,568	$152,946,760
Shares (unlimited number of shares authorized, no par value)	675,000	8,325,000	10,754,372	150,001	1,800,000	2,700,000
Net Asset Value	$39.65	$38.74	$46.22	$36.22	$36.85	$56.65

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 155

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$6,638,608	$19,542,535	$7,960,715	$36,061,174	$3,626,490	$2,820,286
Securities, at value	4,481,214	18,664,659	2,428,975	12,878,813	1,114,527	859,100
Repurchase agreements, at value	2,503,651	771,193	5,531,740	23,113,989	2,511,963	1,961,186
Total Investment Securities	6,984,865	19,435,852	7,960,715	35,992,802	3,626,490	2,820,286
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	2,450,000	—	—
Dividends and interest receivable	653	118,837	30	22,853	14	11
Receivable for investments sold	2,186	—	—	—	—	—
Due from counterparty	—	23,064	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	26,457	8,409	22,104	—	2,767	2,499
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	316,771	1,595,778	136,432	3,845,448	—	694,611
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	56	71	22	98	—	—
Total Assets	7,330,988	21,182,011	8,119,303	42,311,201	3,629,271	3,517,407
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	17,242	—	—
Management Services fees payable	—	—	—	3,974	—	—
Custodian fees payable	965	2,838	7,597	8,563	458	462
Administration fees payable	28,671	21,225	27,828	15,344	755	775
Trustee fees payable	12	73	41	119	11	10
Licensing fees payable	5,219	7,296	10,363	21,422	3,764	3,764
Professional fees payable	9,289	9,395	9,148	10,020	9,159	9,182
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	232,912	227,822	776,764	3,999,763	679,484	274,439
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,924	3,047	1,469	4,535	756	684
Total Liabilities	278,992	271,696	833,210	4,080,982	694,387	289,316
NET ASSETS	$7,051,996	$20,910,315	$7,286,093	$38,230,219	$2,934,884	$3,228,091
NET ASSETS CONSIST OF:
Paid in Capital	$6,320,917	$32,269,754	$5,307,343	$28,558,964	$2,618,355	$3,000,690
Accumulated undistributed net investment income (loss)	20,012	138,550	(16,583)	(46,273)	(15,587)	(13,814)
Accumulated net realized gains (losses) on investments	280,951	(12,759,262)	2,635,665	9,940,215	1,011,600	(178,957)
Net unrealized appreciation (depreciation) on:
Investments	346,257	(106,683)	—	(68,372)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	83,859	1,367,956	(640,332)	(154,315)	(679,484)	420,172
NET ASSETS	$7,051,996	$20,910,315	$7,286,093	$38,230,219	$2,934,884	$3,228,091
Shares (unlimited number of shares authorized, no par value)	150,000	525,000	100,001	400,001	100,001	100,001
Net Asset Value	$47.01	$39.83	$72.86	$95.58	$29.35	$32.28

See accompanying notes to the financial statements.

156 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$12,975,159	$31,377,663	$9,859,171	$1,581,604	$8,654,161	$13,384,285
Securities, at value	3,974,200	9,613,833	3,007,036	483,065	6,222,846	8,486,418
Repurchase agreements, at value	9,000,959	21,763,830	6,852,135	1,098,539	2,487,351	4,750,166
Total Investment Securities	12,975,159	31,377,663	9,859,171	1,581,604	8,710,197	13,236,584
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	7,577	30,473
Segregated cash balances with custodian for swap agreements	—	4,650,000	—	—	—	—
Dividends and interest receivable	49	119	38	6	31,669	50,199
Receivable for investments sold	—	—	—	—	168,627	261,103
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	24,231	3,467	—	—
Receivable for variation margin on futures contracts	—	—	—	—	733	5,306
Unrealized appreciation on swap agreements	1,109,991	4,602,298	480,153	344,381	65,769	29,665
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	—	126	29	—	29	48
Total Assets	14,085,199	40,630,206	10,363,622	1,929,458	8,984,601	13,613,378
LIABILITIES:
Cash overdraft	—	—	1	—	—	—
Payable for investments purchased	—	—	—	—	192,157	263,175
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	490	6,685	—	—	1,126	4,332
Management Services fees payable	861	3,181	—	—	722	1,322
Custodian fees payable	532	884	305	446	739	1,119
Administration fees payable	1,910	13,681	27,822	496	1,948	3,148
Trustee fees payable	31	119	35	8	78	79
Licensing fees payable	3,764	11,927	10,419	3,764	2,006	2,163
Professional fees payable	9,200	10,196	9,223	9,146	10,913	10,827
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,215,752	3,835,034	52,945	36,581	64,072	315,311
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,127	5,794	1,665	651	2,508	2,382
Total Liabilities	1,233,667	3,887,501	102,415	51,092	276,269	603,858
NET ASSETS	$12,851,532	$36,742,705	$10,261,207	$1,878,366	$8,708,332	$13,009,520
NET ASSETS CONSIST OF:
Paid in Capital	$12,263,570	$32,500,176	$8,840,617	$1,389,729	$4,846,715	$12,688,614
Accumulated undistributed net investment income (loss)	(29,937)	(369,359)	(88,869)	(11,956)	(17,825)	57,011
Accumulated net realized gains (losses) on investments	723,660	3,844,624	1,082,251	192,793	3,823,230	690,148
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	56,036	(147,701)
Futures contracts	—	—	—	—	(1,521)	7,094
Swap agreements	(105,761)	767,264	427,208	307,800	1,697	(285,646)
NET ASSETS	$12,851,532	$36,742,705	$10,261,207	$1,878,366	$8,708,332	$13,009,520
Shares (unlimited number of shares authorized, no par value)	400,001	500,001	150,001	50,001	100,001	150,001
Net Asset Value	$32.13	$73.49	$68.41	$37.57	$87.08	$86.73

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 157

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$244,245,595	$281,028,868	$2,101,165,810	$37,079,105	$30,250,006	$303,760,667
Securities, at value	74,244,984	85,391,331	639,097,230	11,276,372	9,210,415	92,309,759
Repurchase agreements, at value	170,000,611	195,637,537	1,462,068,580	25,802,733	21,039,591	211,450,908
Total Investment Securities	244,245,595	281,028,868	2,101,165,810	37,079,105	30,250,006	303,760,667
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,956,375	2,847,000	3,392,561	75,373	9,687	992,250
Segregated cash balances with custodian for swap agreements	2,673,000	2,730,000	11,262,000	—	—	—
Dividends and interest receivable	935	1,076	8,035	142	115	1,163
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	23,231	—	—
Receivable for capital shares issued	—	3,495,624	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	305,250	94,076	199,168	5,127	843	117,000
Unrealized appreciation on swap agreements	2,244,938	1,162,623	1,611,858	—	21,086	569,882
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	503	693	4,204	93	78	625
Total Assets	251,426,596	291,359,960	2,117,643,636	37,183,071	30,281,815	305,441,587
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	10,786,877	—	38,683,184	—	—	—
Advisory fees payable	124,145	163,818	1,228,534	9,685	3,165	156,802
Management Services fees payable	19,233	23,209	163,803	2,854	2,383	25,009
Custodian fees payable	8,652	10,088	39,385	5,798	661	7,494
Administration fees payable	10,877	11,788	22,186	10,888	13,114	12,053
Trustee fees payable	824	1,075	8,238	125	117	1,316
Licensing fees payable	35,699	52,008	2,318	1,365	4,508	125,874
Professional fees payable	14,596	15,878	57,299	9,700	9,714	16,466
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	10,973,096	13,810,661	149,789,543	2,575,365	2,275,164	14,947,959
Due to counterparty	—	—	—	—	—	—
Other liabilities	28,556	40,061	257,385	4,963	4,250	39,801
Total Liabilities	22,002,555	14,128,586	190,251,875	2,620,743	2,313,076	15,332,774
NET ASSETS	$229,424,041	$277,231,374	$1,927,391,761	$34,562,328	$27,968,739	$290,108,813
NET ASSETS CONSIST OF:
Paid in Capital	$362,986,856	$396,600,179	$2,777,734,605	$68,507,250	$52,743,485	$433,735,195
Accumulated undistributed net investment income (loss)	(1,920,120)	(2,547,688)	(16,011,857)	(360,614)	(290,496)	(2,412,906)
Accumulated net realized gains (losses) on investments	(123,123,985)	(104,360,675)	(686,779,611)	(31,010,617)	(22,230,980)	(126,793,317)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	209,448	187,596	626,309	1,674	808	(42,082)
Swap agreements	(8,728,158)	(12,648,038)	(148,177,685)	(2,575,365)	(2,254,078)	(14,378,077)
NET ASSETS	$229,424,041	$277,231,374	$1,927,391,761	$34,562,328	$27,968,739	$290,108,813
Shares (unlimited number of shares authorized, no par value)	6,300,000	5,925,000	41,101,429	975,000	900,000	8,325,000
Net Asset Value	$36.42	$46.79	$46.89	$35.45	$31.08	$34.85

See accompanying notes to the financial statements.

158 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$791,747,247	$489,533,156	$2,992,299,873	$1,966,781	$34,676,671	$21,438,295
Securities, at value	242,310,510	149,925,493	915,095,915	603,778	10,584,520	6,559,014
Repurchase agreements, at value	549,436,737	339,607,663	2,077,203,958	1,363,003	24,092,151	14,879,281
Total Investment Securities	791,747,247	489,533,156	2,992,299,873	1,966,781	34,676,671	21,438,295
Cash	2,920,949	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	6,679,875	5,030,969	6,869,085	—	105,507	16,150
Segregated cash balances with custodian for swap agreements	—	4,499,545	37,775,337	—	—	—
Dividends and interest receivable	3,007	1,859	11,376	7	132	81
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	3,088	1,127	7,090	—	—	—
Receivable from Advisor	—	—	—	23,689	—	5,195
Receivable for variation margin on futures contracts	1,042,250	170,280	419,992	—	7,194	1,400
Unrealized appreciation on swap agreements	21,050,964	2,059,558	18,010,602	35,063	78,937	76,842
Prepaid licensing fees	—	—	—	835	—	—
Prepaid expenses	2,570	1,560	9,126	5	122	58
Total Assets	823,449,950	501,298,054	3,055,402,481	2,026,380	34,868,563	21,538,021
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	14,295,725	5,152,893	32,540,472	—	—	—
Advisory fees payable	423,015	264,667	1,672,274	—	6,680	—
Management Services fees payable	62,478	36,634	222,968	—	2,599	—
Custodian fees payable	88,670	26,220	91,853	57	11,501	1,915
Administration fees payable	17,967	14,689	24,892	22,210	11,812	16,701
Trustee fees payable	2,688	1,623	10,656	8	108	78
Licensing fees payable	46,457	82,518	9,020	—	4,022	4,508
Professional fees payable	21,162	25,059	117,602	8,943	9,733	9,187
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	61,417,516	57,557,844	388,936,481	135,135	3,260,618	2,446,424
Due to counterparty	—	—	—	—	—	—
Other liabilities	115,199	73,065	428,710	617	6,199	2,897
Total Liabilities	76,490,877	63,235,212	424,054,928	166,970	3,313,272	2,481,710
NET ASSETS	$746,959,073	$438,062,842	$2,631,347,553	$1,859,410	$31,555,291	$19,056,311
NET ASSETS CONSIST OF:
Paid in Capital	$1,852,334,000	$995,163,128	$5,731,556,590	$4,572,701	$120,440,272	$53,652,030
Accumulated undistributed net investment income (loss)	(7,950,182)	(4,766,188)	(27,514,623)	(23,383)	(371,739)	(198,534)
Accumulated net realized gains (losses) on investments	(1,058,014,264)	(497,226,797)	(2,703,313,821)	(2,589,836)	(85,339,648)	(32,028,295)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	956,071	390,985	1,545,286	—	8,087	692
Swap agreements	(40,366,552)	(55,498,286)	(370,925,879)	(100,072)	(3,181,681)	(2,369,582)
NET ASSETS	$746,959,073	$438,062,842	$2,631,347,553	$1,859,410	$31,555,291	$19,056,311
Shares (unlimited number of shares authorized, no par value)	58,200,000	18,975,000	96,750,000	100,001	2,325,000	1,200,000
Net Asset Value	$12.83	$23.09	$27.20	$18.59	$13.57	$15.88

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 159

	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®	UltraPro Short MidCap400	UltraPro Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$385,806,307	$70,078,757	$34,150,567	$435,629,569	$3,487,880	$33,662,307
Securities, at value	117,950,416	21,574,207	10,519,294	133,893,691	1,076,459	10,359,183
Repurchase agreements, at value	267,855,891	48,504,550	23,631,273	301,735,878	2,411,421	23,303,124
Total Investment Securities	385,806,307	70,078,757	34,150,567	435,629,569	3,487,880	33,662,307
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,014,265	694,425	526,500	3,815,832	60,306	185,220
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1,467	264	129	1,647	14	127
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	674	—
Receivable for variation margin on futures contracts	119,600	108,350	17,820	282,674	4,093	21,840
Unrealized appreciation on swap agreements	1,492,301	713,074	1,917,881	5,928,110	30,300	341,368
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	1,465	31	26	640	15	32
Total Assets	388,435,405	71,594,901	36,612,923	445,658,472	3,583,282	34,210,894
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	10,611,993	—	—
Advisory fees payable	189,585	23,331	13,057	219,642	—	12,184
Management Services fees payable	29,391	4,828	2,638	29,516	—	2,609
Custodian fees payable	25,220	1,481	1,145	5,977	956	1,176
Administration fees payable	13,134	7,280	4,721	12,687	958	4,671
Trustee fees payable	1,572	216	133	1,377	15	115
Licensing fees payable	177,138	9,032	3,843	2,918	1,469	6,353
Professional fees payable	17,078	10,306	9,969	16,950	9,622	9,959
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	39,532,239	13,644,712	1,920,360	78,066,366	216,664	3,384,722
Due to counterparty	—	—	—	—	—	—
Other liabilities	59,363	5,781	3,349	43,178	968	3,313
Total Liabilities	40,044,720	13,706,967	1,959,215	89,010,604	230,652	3,425,102
NET ASSETS	$348,390,685	$57,887,934	$34,653,708	$356,647,868	$3,352,630	$30,785,792
NET ASSETS CONSIST OF:
Paid in Capital	$1,005,604,222	$91,411,611	$46,596,251	$568,955,968	$8,000,080	$51,610,727
Accumulated undistributed net investment income (loss)	(4,286,180)	(221,307)	(130,185)	(2,338,946)	(33,038)	(135,064)
Accumulated net realized gains (losses) on investments	(614,935,678)	(20,445,846)	(11,778,208)	(138,504,848)	(4,430,218)	(17,644,003)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	48,259	75,114	(31,671)	673,950	2,170	(2,514)
Swap agreements	(38,039,938)	(12,931,638)	(2,479)	(72,138,256)	(186,364)	(3,043,354)
NET ASSETS	$348,390,685	$57,887,934	$34,653,708	$356,647,868	$3,352,630	$30,785,792
Shares (unlimited number of shares authorized, no par value)	23,625,000	1,600,001	700,001	15,000,001	100,001	1,050,001
Net Asset Value	$14.75	$36.18	$49.51	$23.78	$33.53	$29.32

See accompanying notes to the financial statements.

160 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$2,959,474	$6,598,894	$2,674,917	$3,987,599	$8,360,086	$14,969,721
Securities, at value	908,450	2,019,724	819,654	1,228,842	2,565,811	4,596,905
Repurchase agreements, at value	2,051,024	4,579,170	1,855,263	2,758,757	5,794,275	10,372,816
Total Investment Securities	2,959,474	6,598,894	2,674,917	3,987,599	8,360,086	14,969,721
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	11	25	10	15	32	57
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	21,148	18,932	23,775	21,849	14,921	12,307
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	73,342	5,094	34,938	124	283,828	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	34	33	11	23	31	41
Total Assets	3,054,009	6,622,978	2,733,651	4,009,610	8,658,898	14,982,126
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	675	475	379	379	988	1,350
Administration fees payable	22,356	21,977	23,178	22,687	20,422	19,589
Trustee fees payable	20	27	23	24	45	56
Licensing fees payable	4,928	3,717	3,640	3,144	3,785	4,805
Professional fees payable	8,908	9,099	9,039	8,987	9,041	9,223
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	745,019	149,878	340,960	97,189	3,110,462
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,385	1,372	1,021	1,213	1,658	2,138
Total Liabilities	38,272	781,686	187,158	377,394	133,128	3,147,623
NET ASSETS	$3,015,737	$5,841,292	$2,546,493	$3,632,216	$8,525,770	$11,834,503
NET ASSETS CONSIST OF:
Paid in Capital	$23,446,572	$31,022,515	$11,960,483	$20,028,249	$34,377,986	$38,458,579
Accumulated undistributed net investment income (loss)	(82,539)	(86,370)	(39,322)	(61,099)	(99,119)	(124,168)
Accumulated net realized gains (losses) on investments	(20,421,638)	(24,354,928)	(9,259,728)	(15,994,098)	(25,939,736)	(23,389,446)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	73,342	(739,925)	(114,940)	(340,836)	186,639	(3,110,462)
NET ASSETS	$3,015,737	$5,841,292	$2,546,493	$3,632,216	$8,525,770	$11,834,503
Shares (unlimited number of shares authorized, no par value)	75,000	225,000	150,000	225,000	525,000	1,050,000
Net Asset Value	$40.21	$25.96	$16.98	$16.14	$16.24	$11.27

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 161

	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$4,358,344	$112,454,132	$14,018,488	$22,336,989	$32,319,091	$128,456,723
Securities, at value	1,328,312	34,247,326	4,279,082	6,795,278	9,857,575	39,497,795
Repurchase agreements, at value	3,030,032	78,206,806	9,739,406	15,541,711	22,461,516	88,958,928
Total Investment Securities	4,358,344	112,454,132	14,018,488	22,336,989	32,319,091	128,456,723
Cash	—	—	—	—	—	137
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	2,904,000	415,000	—	—	—
Dividends and interest receivable	17	429	53	86	123	485
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	22	—	13,098	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	4,126	3,115,079	—	1,013,120	2,182,109	97,704
Prepaid licensing fees	460	—	—	—	—	—
Prepaid expenses	14	276	28	14	—	340
Total Assets	4,362,983	118,473,916	14,446,667	23,350,209	34,501,323	128,555,389
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	64,703	—	8,924	14,314	51,437
Management Services fees payable	—	9,894	—	1,946	2,767	7,969
Custodian fees payable	961	1,997	599	1,243	862	4,310
Administration fees payable	785	8,512	19,984	3,343	4,607	8,022
Trustee fees payable	16	440	47	105	97	319
Licensing fees payable	—	25,744	6,843	2,930	2,115	21,077
Professional fees payable	9,630	11,891	9,253	9,829	8,317	12,509
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	164,387	—	1,183,979	262,464	—	32,626,116
Due to counterparty	—	—	—	—	—	—
Other liabilities	892	14,482	1,985	2,608	2,879	32,165
Total Liabilities	176,671	137,663	1,222,690	293,392	35,958	32,763,924
NET ASSETS	$4,186,312	$118,336,253	$13,223,977	$23,056,817	$34,465,365	$95,791,465
NET ASSETS CONSIST OF:
Paid in Capital	$5,000,600	$208,704,499	$19,299,612	$27,879,565	$33,401,642	$343,558,344
Accumulated undistributed net investment income (loss)	(28,091)	(1,020,197)	(116,853)	(95,004)	(111,808)	(1,069,195)
Accumulated net realized gains (losses) on investments	(625,936)	(92,463,128)	(4,774,803)	(5,478,400)	(1,006,578)	(214,169,272)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(160,261)	3,115,079	(1,183,979)	750,656	2,182,109	(32,528,412)
NET ASSETS	$4,186,312	$118,336,253	$13,223,977	$23,056,817	$34,465,365	$95,791,465
Shares (unlimited number of shares authorized, no par value)	100,001	2,925,001	300,001	550,001	500,001	4,064,819
Net Asset Value	$41.86	$40.46	$44.08	$41.92	$68.93	$23.57

See accompanying notes to the financial statements.

162 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$2,761,590	$13,214,003	$31,967,472	$467,339,716	$4,848,183	$11,805,710
Securities, at value	847,565	4,041,767	9,797,338	143,442,013	1,482,165	3,612,290
Repurchase agreements, at value	1,914,025	9,172,236	22,170,134	323,897,703	3,366,018	8,193,420
Total Investment Securities	2,761,590	13,214,003	31,967,472	467,339,716	4,848,183	11,805,710
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	12,428,593	—	—
Dividends and interest receivable	11	50	121	1,770	18	45
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	3,116	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,567	14,901	—	—	22,412	15,575
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	190,750	73,018	110,605	18,080,793	95,676	45,400
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	—	47	98	1,678	20	41
Total Assets	2,953,918	13,302,019	32,078,296	497,852,550	4,969,425	11,866,771
LIABILITIES:
Cash overdraft	—	135	—	30	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	3,102	292,843	—	—
Management Services fees payable	—	—	2,229	40,513	—	—
Custodian fees payable	534	889	1,805	29,822	692	1,537
Administration fees payable	613	20,454	11,385	15,614	23,305	20,542
Trustee fees payable	21	37	126	1,762	17	38
Licensing fees payable	6,466	5,399	9,046	77,735	4,408	5,199
Professional fees payable	9,672	9,076	9,808	20,436	8,947	9,381
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	1,817,061	5,590,981	2,095,345	77,949	1,420,788
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,210	2,194	6,001	64,923	991	4,447
Total Liabilities	18,516	1,855,245	5,634,483	2,639,023	116,309	1,461,932
NET ASSETS	$2,935,402	$11,446,774	$26,443,813	$495,213,527	$4,853,116	$10,404,839
NET ASSETS CONSIST OF:
Paid in Capital	$3,186,103	$28,546,570	$106,583,211	$1,689,081,341	$17,832,264	$51,086,755
Accumulated undistributed net investment income (loss)	(32,730)	(138,770)	(329,885)	(5,925,582)	(46,515)	(137,998)
Accumulated net realized gains (losses) on investments	(408,721)	(15,216,983)	(74,329,137)	(1,203,927,680)	(12,950,360)	(39,168,530)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	190,750	(1,744,043)	(5,480,376)	15,985,448	17,727	(1,375,388)
NET ASSETS	$2,935,402	$11,446,774	$26,443,813	$495,213,527	$4,853,116	$10,404,839
Shares (unlimited number of shares authorized, no par value)	50,001	375,000	1,125,000	25,875,000	150,000	675,000
Net Asset Value	$58.71	$30.52	$23.51	$19.14	$32.35	$15.41

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 163

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$131,581,683	$377,606,500	$26,613,946	$24,773,433	$1,897,672	$7,064,399
Securities, at value	40,320,893	115,522,144	8,142,563	7,576,994	579,978	2,149,922
Repurchase agreements, at value	91,260,790	262,084,356	18,471,383	17,196,439	1,317,694	4,914,477
Total Investment Securities	131,581,683	377,606,500	26,613,946	24,773,433	1,897,672	7,064,399
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	726,339	15,458,210	—	—	—	—
Dividends and interest receivable	499	1,435	101	94	7	27
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	2,430	4,090	24,257	20,912
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	5,813,477	—	390,450	30,885	81,827
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	—	1,652	74	68	7	24
Total Assets	132,308,521	398,881,274	26,616,551	25,168,135	1,952,828	7,167,189
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	6,699,985	3,005,426	—	—	—	—
Advisory fees payable	58,830	185,993	—	—	—	—
Management Services fees payable	9,078	25,871	—	—	—	—
Custodian fees payable	11,081	24,040	1,043	1,278	146	850
Administration fees payable	8,455	12,793	15,189	16,941	24,463	22,963
Trustee fees payable	349	1,033	93	74	8	20
Licensing fees payable	21,202	61,160	7,988	7,031	4,531	4,491
Professional fees payable	12,769	15,066	9,330	9,333	8,992	8,981
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	26,279,108	83,183,585	4,645,793	2,890,058	358,674	553,470
Due to counterparty	—	—	—	—	—	—
Other liabilities	34,736	53,089	3,630	6,102	10,686	2,193
Total Liabilities	33,135,593	86,568,056	4,683,066	2,930,817	407,500	592,968
NET ASSETS	$99,172,928	$312,313,218	$21,933,485	$22,237,318	$1,545,328	$6,574,221
NET ASSETS CONSIST OF:
Paid in Capital	$307,087,679	$3,528,965,006	$78,801,684	$81,901,358	$8,098,873	$18,424,744
Accumulated undistributed net investment income (loss)	(1,597,768)	(4,964,634)	(240,839)	(204,908)	(16,409)	(62,040)
Accumulated net realized gains (losses) on investments	(180,037,875)	(3,134,317,046)	(51,981,567)	(56,959,524)	(6,209,347)	(11,316,840)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(26,279,108)	(77,370,108)	(4,645,793)	(2,499,608)	(327,789)	(471,643)
NET ASSETS	$99,172,928	$312,313,218	$21,933,485	$22,237,318	$1,545,328	$6,574,221
Shares (unlimited number of shares authorized, no par value)	2,219,794	15,584,064	1,800,000	1,275,000	150,000	375,000
Net Asset Value	$44.68	$20.04	$12.19	$17.44	$10.30	$17.53

See accompanying notes to the financial statements.

164 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$123,279,696	$234,427,740	$3,571,764	$24,036,837	$147,769,091	$73,931,264
Securities, at value	37,507,839	71,251,836	1,082,688	7,341,441	45,319,972	22,638,020
Repurchase agreements, at value	85,771,857	163,175,904	2,489,076	16,695,396	102,449,119	51,293,244
Total Investment Securities	123,279,696	234,427,740	3,571,764	24,036,837	147,769,091	73,931,264
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,700,000	2,050,000	510,000	—	4,861,053	3,760,000
Dividends and interest receivable	471	897	14	91	560	281
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	1,676,045
Receivable from Advisor	—	—	141	4,474	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	2,084,734	9,795,774	271,617	570,414	1,887,418	4,727,821
Prepaid licensing fees	—	—	—	—	—	12,846
Prepaid expenses	161	685	13	102	462	127
Total Assets	127,065,062	246,275,096	4,353,549	24,611,918	154,518,584	84,108,384
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	2,713,597	—
Advisory fees payable	48,400	118,424	—	—	49,228	18,595
Management Services fees payable	8,418	18,121	—	—	9,448	4,532
Custodian fees payable	1,801	3,084	1,045	1,781	5,940	282
Administration fees payable	8,088	10,620	779	13,180	8,469	6,493
Trustee fees payable	466	761	21	103	373	210
Licensing fees payable	59,723	57,565	1,190	39,282	162,086	—
Professional fees payable	10,857	16,455	9,639	9,677	13,409	10,517
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	8,540,524	8,325,614	—	3,208,939	31,167,987	14,958,979
Due to counterparty	—	—	—	—	—	—
Other liabilities	15,736	33,813	1,035	4,390	21,663	13,635
Total Liabilities	8,694,013	8,584,457	13,709	3,277,352	34,152,200	15,013,243
NET ASSETS	$118,371,049	$237,690,639	$4,339,840	$21,334,566	$120,366,384	$69,095,141
NET ASSETS CONSIST OF:
Paid in Capital	$177,468,240	$369,874,416	$5,401,077	$100,125,127	$733,500,201	$118,856,950
Accumulated undistributed net investment income (loss)	(834,265)	(2,234,130)	(34,431)	(284,020)	(1,632,290)	(520,859)
Accumulated net realized gains (losses) on investments	(51,807,136)	(131,419,807)	(1,298,423)	(75,868,016)	(582,220,958)	(39,009,792)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(6,455,790)	1,470,160	271,617	(2,638,525)	(29,280,569)	(10,231,158)
NET ASSETS	$118,371,049	$237,690,639	$4,339,840	$21,334,566	$120,366,384	$69,095,141
Shares (unlimited number of shares authorized, no par value)	2,175,000	7,200,000	100,001	675,000	3,269,744	4,000,001
Net Asset Value	$54.42	$33.01	$43.40	$31.61	$36.81	$17.27

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 165

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$1,771,896	$20,973,033	$249,014,234	$14,850,177	$3,695,888	$701,325,686
Securities, at value	542,385	6,419,062	76,350,800	4,527,918	1,128,210	212,343,152
Repurchase agreements, at value	1,229,511	14,553,971	172,663,434	10,322,259	2,567,678	488,982,534
Total Investment Securities	1,771,896	20,973,033	249,014,234	14,850,177	3,695,888	701,325,686
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	634,459
Segregated cash balances with custodian for swap agreements	—	—	6,004,000	—	—	—
Dividends and interest receivable	7	80	944	57	14	2,695
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	635,818	—	—	—	—	2,124,110
Receivable from Advisor	27,028	1,071	—	12,341	25,407	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	138,614	863,020	3,758,274	84,663	14,395	1,594,941
Prepaid licensing fees	2,695	—	—	—	—	—
Prepaid expenses	4	71	1,165	41	6	1,188
Total Assets	2,576,062	21,837,275	258,778,617	14,947,279	3,735,710	705,683,079
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	2,231,092	—	—	—
Advisory fees payable	—	—	112,188	—	—	411,780
Management Services fees payable	—	—	16,804	—	—	55,203
Custodian fees payable	136	450	6,371	461	144	10,988
Administration fees payable	23,617	12,165	10,350	19,374	22,806	16,403
Trustee fees payable	8	106	672	55	14	1,491
Licensing fees payable	—	4,244	82,483	33,441	4,297	77,434
Professional fees payable	8,947	9,737	20,983	9,099	8,986	24,271
Payable for variation margin on futures contracts	—	—	—	—	—	111,625
Unrealized depreciation on swap agreements	—	—	51,795,903	158,062	743,990	8,203,516
Due to counterparty	—	—	—	—	—	—
Other liabilities	663	4,797	41,551	2,195	913	62,223
Total Liabilities	33,371	31,499	54,318,397	222,687	781,150	8,974,934
NET ASSETS	$2,542,691	$21,805,776	$204,460,220	$14,724,592	$2,954,560	$696,708,145
NET ASSETS CONSIST OF:
Paid in Capital	$7,179,470	$41,071,962	$856,286,677	$25,938,519	$15,142,640	$766,753,205
Accumulated undistributed net investment income (loss)	(26,253)	(235,049)	(3,024,277)	(149,759)	(39,952)	(3,678,829)
Accumulated net realized gains (losses) on investments	(4,749,140)	(19,894,157)	(600,764,551)	(10,990,769)	(11,418,533)	(59,662,107)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(95,549)
Swap agreements	138,614	863,020	(48,037,629)	(73,399)	(729,595)	(6,608,575)
NET ASSETS	$2,542,691	$21,805,776	$204,460,220	$14,724,592	$2,954,560	$696,708,145
Shares (unlimited number of shares authorized, no par value)	200,001	1,250,001	6,719,589	375,000	200,001	16,400,001
Net Asset Value	$12.71	$17.44	$30.43	$39.27	$14.77	$42.48

See accompanying notes to the financial statements.

166 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2010 (Unaudited)

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
ASSETS:
Securities and Repurchase Agreements, at cost	$412,949,546	$5,422,347,574	$55,586,082
Securities, at value	125,068,083	1,651,478,472	58,242,957
Repurchase agreements, at value	287,881,463	3,770,869,102	1,262,231
Total Investment Securities	412,949,546	5,422,347,574	59,505,188
Cash	—	—	—
Segregated cash balances with brokers for futures contracts	292,951	5,264,636	—
Segregated cash balances with custodian for swap agreements	4,444,052	97,560,013	—
Dividends and interest receivable	1,586	20,705	158,410
Receivable for investments sold	—	—	—
Due from counterparty	—	—	—
Receivable for capital shares issued	—	85,877,979	—
Receivable from Advisor	—	—	—
Other receivable	—	—	573
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on swap agreements	11,514,304	22,778,383	52,572
Prepaid licensing fees	—	—	—
Prepaid expenses	1,175	13,287	105
Total Assets	429,203,614	5,633,862,577	59,716,848
LIABILITIES:
Cash overdraft	—	—	—
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	23,554,765	—
Advisory fees payable	244,095	3,230,329	23,897
Management Services fees payable	33,522	430,708	4,919
Custodian fees payable	7,376	81,350	12,056
Administration fees payable	13,904	30,436	8,828
Trustee fees payable	1,061	13,931	169
Licensing fees payable	71,609	749,213	27,896
Professional fees payable	13,550	128,579	10,742
Payable for variation margin on futures contracts	28,592	926,798	—
Unrealized depreciation on swap agreements	—	502,539,919	917,061
Due to counterparty	—	—	—
Other liabilities	44,403	584,417	7,161
Total Liabilities	458,112	532,270,445	1,012,729
NET ASSETS	$428,745,502	$5,101,592,132	$58,704,119
NET ASSETS CONSIST OF:
Paid in Capital	$550,166,013	$6,253,357,055	$53,738,388
Accumulated undistributed net investment income (loss)	(3,277,906)	(41,693,730)	264,231
Accumulated net realized gains (losses) on investments	(129,726,320)	(630,076,133)	1,646,883
Net unrealized appreciation (depreciation) on:
Investments	—	—	3,919,106
Futures contracts	69,411	(233,524)	—
Swap agreements	11,514,304	(479,761,536)	(864,489)
NET ASSETS	$428,745,502	$5,101,592,132	$58,704,119
Shares (unlimited number of shares authorized, no par value)	10,800,000	147,450,000	1,100,001
Net Asset Value	$39.70	$34.60	$53.37

See accompanying notes to the financial statements.

November 30, 2010 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 167

Statements of Operations

168 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$2,871,173	$2,423,428	$13,837,101	$37,548	$452,881	$184,664
Interest	186,796	98,992	109,387	1,333	19,753	4,329
Foreign withholding tax on dividends	(32,303)	—	—	(6)	—	—
Total Investment Income	3,025,666	2,522,420	13,946,488	38,875	472,634	188,993
EXPENSES:
Advisory fees (Note 4)	2,930,802	1,133,567	5,525,533	23,319	368,262	167,701
Management Services fees (Note 4)	390,771	151,141	736,732	3,109	49,101	22,360
Professional fees	19,166	12,854	28,058	9,000	10,180	9,503
Administration fees (Note 5)	125,417	91,159	143,575	49,308	63,378	51,993
Custodian fees (Note 6)	81,999	25,256	256,713	40,481	44,396	65,335
Printing and Shareholder reports	78,167	29,962	146,117	688	9,742	4,556
Licensing fees	395,782	65,468	7,515	5,010	6,263	6,263
Trustee fees	4,771	1,866	8,950	41	603	279
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	12,783	6,212	21,927	1,857	3,283	2,438
Total Gross Expenses before fees waived and/or reimbursed	4,039,658	1,517,485	6,875,120	132,813	555,208	330,428
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(322,062)	(80,250)	—	(103,248)	(88,264)	(117,827)
Total Net Expenses	3,717,596	1,437,235	6,875,120	29,565	466,944	212,601
Net Investment Income (Loss)	(691,930)	1,085,185	7,071,368	9,310	5,690	(23,608)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,838,877)	(27,800)	(19,530,820)	(34,171)	370,966	379,700
Futures contracts	(561,768)	769,703	(2,238,223)	—	(343,874)	(98,432)
Swap agreements	(2,207,874)	(2,950,454)	9,068,804	932,649	2,109,713	(5,475,881)
In-kind redemptions of investments	53,055,321	18,593,022	99,540,528	321,316	12,867,415	3,219,064
Net realized gain (loss)	48,446,802	16,384,471	86,840,289	1,219,794	15,004,220	(1,975,549)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	12,271,261	(3,251,010)	14,178,152	40,355	(7,726,640)	(1,014,224)
Futures contracts	16,520,867	3,282,797	11,776,199	—	453,795	116,432
Swap agreements	103,919,638	34,330,747	115,651,987	(239,115)	9,443,593	9,181,579
Change in net unrealized appreciation (depreciation)	132,711,766	34,362,534	141,606,338	(198,760)	2,170,748	8,283,787
Net realized and unrealized gain (loss)	181,158,568	50,747,005	228,446,627	1,021,034	17,174,968	6,308,238
Change in Net Assets Resulting from Operations	$180,466,638	$51,832,190	$235,517,995	$1,030,344	$17,180,658	$6,284,630

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 169

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$979,329	$301,059	$89,970	$1,300,409	$107,303	$88,681
Interest	52,025	11,077	4,908	40,409	3,971	8,749
Foreign withholding tax on dividends	(58)	(2,392)	—	—	—	(4)
Total Investment Income	1,031,296	309,744	94,878	1,340,818	111,274	97,426
EXPENSES:
Advisory fees (Note 4)	825,559	294,328	53,256	745,249	90,883	107,893
Management Services fees (Note 4)	110,074	39,243	7,101	99,366	12,117	14,385
Professional fees	11,862	9,868	9,089	11,423	9,227	9,275
Administration fees (Note 5)	85,759	56,881	14,215	79,110	24,604	31,030
Custodian fees (Note 6)	197,539	15,778	4,112	95,111	53,372	110,647
Printing and Shareholder reports	22,676	7,307	1,367	19,175	2,428	2,801
Licensing fees	93,443	47,510	7,851	6,262	6,262	5,010
Trustee fees	1,382	426	83	1,155	145	164
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,824	3,257	2,010	5,289	2,269	2,453
Total Gross Expenses before fees waived and/or reimbursed	1,353,118	474,598	99,084	1,062,140	201,307	283,658
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(306,597)	(100,930)	(31,544)	(116,882)	(85,987)	(146,784)
Total Net Expenses	1,046,521	373,668	67,540	945,258	115,320	136,874
Net Investment Income (Loss)	(15,225)	(63,924)	27,338	395,560	(4,046)	(39,448)
NET REALIZED GAIN (LOSS) ON:
Investments	(9,590,288)	(44,886)	(80)	1,107,608	(299,596)	1,174,836
Futures contracts	(4,766,559)	2,178,883	188,254	503,827	238,659	125,320
Swap agreements	(5,420,336)	18,901,514	2,632,793	27,531,343	(557,161)	3,895,318
In-kind redemptions of investments	10,953,909	2,991,287	557,959	9,162,568	906,755	—
Net realized gain (loss)	(8,823,274)	24,026,798	3,378,926	38,305,346	288,657	5,195,474
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	6,892,180	4,169,691	(190,154)	588,073	795,213	(116,146)
Futures contracts	3,183,616	192,429	3,931	(113,848)	(7,677)	112,488
Swap agreements	27,049,553	(197,407)	(275,297)	6,124,290	6,217,846	2,135,540
Change in net unrealized appreciation (depreciation)	37,125,349	4,164,713	(461,520)	6,598,515	7,005,382	2,131,882
Net realized and unrealized gain (loss)	28,302,075	28,191,511	2,917,406	44,903,861	7,294,039	7,327,356
Change in Net Assets Resulting from Operations	$28,286,850	$28,127,587	$2,944,744	$45,299,421	$7,289,993	$7,287,908

See accompanying notes to the financial statements.

170 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$121,131	$82,467	$47,127	$33,836	$114,726	$52,593
Interest	3,340	2,535	3,608	3,890	5,269	5,294
Foreign withholding tax on dividends	(21)	(19)	—	(14)	(9)	—
Total Investment Income	124,450	84,983	50,735	37,712	119,986	57,887
EXPENSES:
Advisory fees (Note 4)	48,367	50,091	32,695	42,190	70,539	75,683
Management Services fees (Note 4)	6,449	6,679	4,359	5,625	9,405	10,091
Professional fees	9,081	9,083	9,030	9,058	9,154	9,168
Administration fees (Note 5)	51,798	51,717	51,470	51,408	53,489	53,280
Custodian fees (Note 6)	23,726	23,314	28,976	18,782	53,360	55,256
Printing and Shareholder reports	1,308	1,323	917	1,139	1,874	1,982
Licensing fees	3,906	2,452	2,131	2,108	1,312	1,295
Trustee fees	80	82	57	70	115	120
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,956	1,965	1,924	1,937	2,042	2,046
Total Gross Expenses before fees waived and/or reimbursed	146,671	146,706	131,559	132,317	201,290	208,921
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,371)	(83,177)	(90,115)	(78,810)	(111,907)	(112,916)
Total Net Expenses	61,300	63,529	41,444	53,507	89,383	96,005
Net Investment Income (Loss)	63,150	21,454	9,291	(15,795)	30,603	(38,118)
NET REALIZED GAIN (LOSS) ON:
Investments	112,488	40,874	(154,013)	97,922	314,659	102,832
Futures contracts	—	—	—	—	—	—
Swap agreements	(573,727)	(466,915)	(1,873,263)	(1,554,725)	(3,832,184)	(446,038)
In-kind redemptions of investments	469,829	—	234,741	625,900	138,658	—
Net realized gain (loss)	8,590	(426,041)	(1,792,535)	(830,903)	(3,378,867)	(343,206)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(56,554)	1,099,181	201,907	(275,850)	(94,586)	2,027,365
Futures contracts	—	—	—	—	—	—
Swap agreements	1,251,647	2,206,104	2,748,979	3,521,882	4,388,971	3,476,594
Change in net unrealized appreciation (depreciation)	1,195,093	3,305,285	2,950,886	3,246,032	4,294,385	5,503,959
Net realized and unrealized gain (loss)	1,203,683	2,879,244	1,158,351	2,415,129	915,518	5,160,753
Change in Net Assets Resulting from Operations	$1,266,833	$2,900,698	$1,167,642	$2,399,334	$946,121	$5,122,635

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 171

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$1,021,704	$27,564	$244,370	$76,446	$6,886,328	$471,359
Interest	115,890	1,238	4,001	4,320	283,484	2,873
Foreign withholding tax on dividends	—	—	—	—	(5,622)	(2,130)
Total Investment Income	1,137,594	28,802	248,371	80,766	7,164,190	472,102
EXPENSES:
Advisory fees (Note 4)	1,126,354	18,211	81,469	62,298	4,818,621	177,985
Management Services fees (Note 4)	150,179	2,428	10,862	8,306	642,478	23,731
Professional fees	12,844	8,974	9,199	9,149	25,774	9,521
Administration fees (Note 5)	91,043	4,951	50,654	50,719	140,603	51,019
Custodian fees (Note 6)	30,448	4,987	6,994	12,434	124,039	9,539
Printing and Shareholder reports	30,227	487	2,210	1,828	128,869	4,646
Licensing fees	65,083	10,695	9,355	8,333	263,258	14,503
Trustee fees	1,848	29	136	112	8,026	277
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,304	1,832	2,116	2,005	21,933	2,641
Total Gross Expenses before fees waived and/or reimbursed	1,514,330	52,594	172,995	155,184	6,173,601	293,862
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(84,866)	(29,508)	(69,665)	(76,201)	(70,907)	(68,270)
Total Net Expenses	1,429,464	23,086	103,330	78,983	6,102,694	225,592
Net Investment Income (Loss)	(291,870)	5,716	145,041	1,783	1,061,496	246,510
NET REALIZED GAIN (LOSS) ON:
Investments	515,124	(169,990)	50,205	(890)	(1,215,984)	(375,934)
Futures contracts	—	—	—	—	—	—
Swap agreements	91,284,812	(97,972)	1,870,644	1,401,560	(87,611,516)	1,188,711
In-kind redemptions of investments	41,043,838	—	3,226,624	1,767,785	35,801,156	—
Net realized gain (loss)	132,843,774	(267,962)	5,147,473	3,168,455	(53,026,344)	812,777
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(24,573,615)	404,968	(1,380,686)	(951,573)	(41,991,356)	2,480,258
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,458,120)	513,682	1,306,720	498,077	41,536,089	1,330,903
Change in net unrealized appreciation (depreciation)	(28,031,735)	918,650	(73,966)	(453,496)	(455,267)	3,811,161
Net realized and unrealized gain (loss)	104,812,039	650,688	5,073,507	2,714,959	(53,481,611)	4,623,938
Change in Net Assets Resulting from Operations	$104,520,169	$656,404	$5,218,548	$2,716,742	$(52,420,115)	$4,870,448

See accompanying notes to the financial statements.

172 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$343,760	$2,728,717	$5,444,758	$53,196	$394,472	$455,591
Interest	5,529	48,438	104,862	1,320	21,085	18,524
Foreign withholding tax on dividends	—	(1,437)	(14,786)	—	—	—
Total Investment Income	349,289	2,775,718	5,534,834	54,516	415,557	474,115
EXPENSES:
Advisory fees (Note 4)	122,301	1,358,765	1,920,879	26,571	271,207	464,741
Management Services fees (Note 4)	16,307	181,167	256,115	3,543	36,161	61,965
Professional fees	9,346	13,603	15,707	9,002	9,864	10,494
Administration fees (Note 5)	51,023	97,334	111,430	7,126	56,397	67,150
Custodian fees (Note 6)	16,093	50,943	46,079	6,899	7,657	19,475
Printing and Shareholder reports	3,343	35,717	52,151	704	7,410	12,116
Licensing fees	11,533	77,479	107,458	6,717	19,475	29,797
Trustee fees	207	2,198	3,213	42	446	729
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,254	6,876	9,145	1,880	3,000	3,549
Total Gross Expenses before fees waived and/or reimbursed	232,407	1,824,082	2,522,177	62,484	411,617	670,016
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(77,344)	(99,791)	(86,952)	(28,867)	(67,733)	(80,683)
Total Net Expenses	155,063	1,724,291	2,435,225	33,617	343,884	589,333
Net Investment Income (Loss)	194,226	1,051,427	3,099,609	20,899	71,673	(115,218)
NET REALIZED GAIN (LOSS) ON:
Investments	(388,314)	(898,839)	2,865,828	(168,811)	(119,507)	220,438
Futures contracts	—	—	—	—	—	—
Swap agreements	2,117,937	(767,855)	26,602,590	(715,080)	2,906,063	2,805,882
In-kind redemptions of investments	3,676,531	33,267,888	39,917,154	(55,039)	9,167,223	6,480,658
Net realized gain (loss)	5,406,154	31,601,194	69,385,572	(938,930)	11,953,779	9,506,978
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(1,270,581)	19,428,711	(16,935,593)	(279,379)	(5,431,977)	2,264,800
Futures contracts	—	—	—	—	—	—
Swap agreements	1,247,323	69,780,725	23,411,974	(451,746)	5,520,981	9,423,391
Change in net unrealized appreciation (depreciation)	(23,258)	89,209,436	6,476,381	(731,125)	89,004	11,688,191
Net realized and unrealized gain (loss)	5,382,896	120,810,630	75,861,953	(1,670,055)	12,042,783	21,195,169
Change in Net Assets Resulting from Operations	$5,577,122	$121,862,057	$78,961,562	$(1,649,156)	$12,114,456	$21,079,951

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 173

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$51,326	$416,596	$232	$128,726	$—	$—
Interest	2,304	1,632	6,688	16,091	2,247	1,892
Foreign withholding tax on dividends	—	—	—	(833)	—	—
Total Investment Income	53,630	418,228	6,920	143,984	2,247	1,892
EXPENSES:
Advisory fees (Note 4)	23,830	83,609	35,634	139,485	12,507	10,924
Management Services fees (Note 4)	3,177	11,148	4,751	18,598	1,664	1,457
Professional fees	8,995	9,201	9,044	9,361	8,952	8,947
Administration fees (Note 5)	50,307	50,564	49,837	50,636	3,370	2,955
Custodian fees (Note 6)	2,586	4,620	4,356	9,796	613	536
Printing and Shareholder reports	650	2,220	1,026	3,438	324	288
Licensing fees	6,281	9,469	17,138	17,636	17,500	17,500
Trustee fees	41	136	61	205	20	17
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,896	2,068	1,978	2,358	1,805	1,801
Total Gross Expenses before fees waived and/or reimbursed	97,763	173,035	123,825	251,513	46,755	44,425
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(67,547)	(67,035)	(78,616)	(74,560)	(30,919)	(30,561)
Total Net Expenses	30,216	106,000	45,209	176,953	15,836	13,864
Net Investment Income (Loss)	23,414	312,228	(38,289)	(32,969)	(13,589)	(11,972)
NET REALIZED GAIN (LOSS) ON:
Investments	28,294	(103,302)	36	(1,175,178)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	597,674	508,623	3,096,474	8,236,677	1,281,112	51,360
In-kind redemptions of investments	(213,110)	—	—	1,493,643	—	—
Net realized gain (loss)	412,858	405,321	3,096,510	8,555,142	1,281,112	51,360
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	398,791	1,528,675	—	952,364	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	338,103	1,699,851	(414,978)	(322,327)	(329,793)	979,563
Change in net unrealized appreciation (depreciation)	736,894	3,228,526	(414,978)	630,037	(329,793)	979,563
Net realized and unrealized gain (loss)	1,149,752	3,633,847	2,681,532	9,185,179	951,319	1,030,923
Change in Net Assets Resulting from Operations	$1,173,166	$3,946,075	$2,643,243	$9,152,210	$937,730	$1,018,951

See accompanying notes to the financial statements.

174 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,776	25,935	6,994	1,745	66,562	126,067
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,776	25,935	6,994	1,745	66,562	126,067
EXPENSES:
Advisory fees (Note 4)	25,792	147,094	35,926	9,215	67,218	65,089
Management Services fees (Note 4)	3,435	19,613	4,790	1,229	8,962	8,678
Professional fees	9,004	9,424	9,045	8,942	9,166	9,150
Administration fees (Note 5)	6,912	50,458	49,760	2,499	17,944	17,374
Custodian fees (Note 6)	812	2,829	746	537	2,323	2,359
Printing and Shareholder reports	719	3,929	1,028	243	1,941	1,904
Licensing fees	17,500	20,695	27,418	17,500	8,372	8,265
Trustee fees	40	242	61	15	118	105
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,868	2,558	1,933	1,797	2,244	2,246
Total Gross Expenses before fees waived and/or reimbursed	66,082	256,842	130,707	41,977	118,288	115,170
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,419)	(70,300)	(85,162)	(30,281)	(33,077)	(32,749)
Total Net Expenses	32,663	186,542	45,545	11,696	85,211	82,421
Net Investment Income (Loss)	(27,887)	(160,607)	(38,551)	(9,951)	(18,649)	43,646
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	69,711	(303,128)
Futures contracts	—	—	—	—	88,753	(22,493)
Swap agreements	845,706	7,567,447	797,941	226,829	3,400,561	710,562
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	845,706	7,567,447	797,941	226,829	3,559,025	384,941
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	20,577	(214,759)
Futures contracts	—	—	—	—	(358)	11,872
Swap agreements	38,763	346,775	643,066	607,708	(950,137)	(1,023,431)
Change in net unrealized appreciation (depreciation)	38,763	346,775	643,066	607,708	(929,918)	(1,226,318)
Net realized and unrealized gain (loss)	884,469	7,914,222	1,441,007	834,537	2,629,107	(841,377)
Change in Net Assets Resulting from Operations	$856,582	$7,753,615	$1,402,456	$824,586	$2,610,458	$(797,731)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 175

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	188,605	236,244	1,736,944	29,430	24,828	261,849
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	188,605	236,244	1,736,944	29,430	24,828	261,849
EXPENSES:
Advisory fees (Note 4)	909,789	1,152,639	8,364,221	144,673	118,707	1,280,186
Management Services fees (Note 4)	121,304	153,684	1,115,221	19,290	15,828	170,690
Professional fees	11,943	12,832	36,993	9,396	9,326	13,308
Administration fees (Note 5)	66,010	72,796	133,341	40,556	40,491	76,203
Custodian fees (Note 6)	14,583	18,026	126,607	2,450	2,582	20,193
Printing and Shareholder reports	22,971	29,887	213,571	3,675	3,138	33,336
Licensing fees	126,315	66,485	7,515	6,262	6,263	167,905
Trustee fees	1,408	1,805	12,889	226	191	2,000
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,831	7,617	49,879	2,347	2,458	9,857
Total Gross Expenses before fees waived and/or reimbursed	1,280,154	1,515,771	10,060,237	228,875	198,984	1,773,678
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(128,932)	(56,792)	—	(45,770)	(48,752)	(153,776)
Total Net Expenses	1,151,222	1,458,979	10,060,237	183,105	150,232	1,619,902
Net Investment Income (Loss)	(962,617)	(1,222,735)	(8,323,293)	(153,675)	(125,404)	(1,358,053)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(4,449,865)	(4,888,784)	(17,203,780)	(67,228)	(113,233)	(7,317,788)
Swap agreements	(22,054,480)	(6,332,786)	(162,972,753)	(1,320,309)	(2,993,843)	(31,778,273)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(26,504,345)	(11,221,570)	(180,176,533)	(1,387,537)	(3,107,076)	(39,096,061)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(2,296,056)	(2,481,278)	(16,830,906)	(201,660)	(42,698)	(3,728,668)
Swap agreements	(12,692,977)	(23,661,712)	(100,441,549)	(3,702,180)	(1,565,960)	(18,055,712)
Change in net unrealized appreciation (depreciation)	(14,989,033)	(26,142,990)	(117,272,455)	(3,903,840)	(1,608,658)	(21,784,380)
Net realized and unrealized gain (loss)	(41,493,378)	(37,364,560)	(297,448,988)	(5,291,377)	(4,715,734)	(60,880,441)
Change in Net Assets Resulting from Operations	$(42,455,995)	$(38,587,295)	$(305,772,281)	$(5,445,052)	$(4,841,138)	$(62,238,494)

See accompanying notes to the financial statements.

176 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	695,690	407,037	2,704,481	1,801	29,669	18,650
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	695,690	407,037	2,704,481	1,801	29,669	18,650
EXPENSES:
Advisory fees (Note 4)	3,292,795	1,944,372	12,567,379	8,195	137,285	84,675
Management Services fees (Note 4)	439,036	259,248	1,675,638	1,093	18,305	11,290
Professional fees	20,044	15,555	51,962	8,938	9,377	9,193
Administration fees (Note 5)	111,173	92,656	148,109	33,950	40,529	40,411
Custodian fees (Note 6)	50,857	30,485	190,219	329	2,453	2,097
Printing and Shareholder reports	84,954	50,301	325,535	209	3,530	2,123
Licensing fees	446,551	108,711	11,272	5,010	6,262	6,263
Trustee fees	5,216	3,105	20,141	13	220	131
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	19,610	11,583	61,123	1,801	2,371	2,265
Total Gross Expenses before fees waived and/or reimbursed	4,470,236	2,516,016	15,051,378	59,538	220,332	158,448
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(307,700)	(56,468)	—	(49,172)	(46,723)	(51,389)
Total Net Expenses	4,162,536	2,459,548	15,051,378	10,366	173,609	107,059
Net Investment Income (Loss)	(3,466,846)	(2,052,511)	(12,346,897)	(8,565)	(143,940)	(88,409)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(9,699,810)	(5,899,598)	(5,846,982)	—	28,924	(160,828)
Swap agreements	(225,746,613)	(32,660,385)	(642,684,935)	(498,904)	(11,914,461)	(4,341,535)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(235,446,423)	(38,559,983)	(648,531,917)	(498,904)	(11,885,537)	(4,502,363)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(12,839,531)	(6,527,100)	(37,613,700)	—	(211,936)	(51,749)
Swap agreements	(50,265,848)	(77,278,292)	(119,178,518)	(17,641)	1,620,569	(2,644,998)
Change in net unrealized appreciation (depreciation)	(63,105,379)	(83,805,392)	(156,792,218)	(17,641)	1,408,633	(2,696,747)
Net realized and unrealized gain (loss)	(298,551,802)	(122,365,375)	(805,324,135)	(516,545)	(10,476,904)	(7,199,110)
Change in Net Assets Resulting from Operations	$(302,018,648)	$(124,417,886)	$(817,671,032)	$(525,110)	$(10,620,844)	$(7,287,519)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 177

	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®	UltraPro Short MidCap400	UltraPro Short Russell2000
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	387,028	40,834	21,906	309,584	4,163	22,755
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	387,028	40,834	21,906	309,584	4,163	22,755
EXPENSES:
Advisory fees (Note 4)	1,846,899	181,365	102,625	1,350,305	18,051	107,407
Management Services fees (Note 4)	246,251	24,182	13,683	180,039	2,407	14,321
Professional fees	15,247	9,534	9,259	13,499	8,971	9,257
Administration fees (Note 5)	89,859	34,689	21,907	78,005	3,864	22,927
Custodian fees (Note 6)	28,896	4,098	2,807	20,863	1,290	2,898
Printing and Shareholder reports	47,792	4,726	2,613	34,409	458	2,575
Licensing fees	262,321	32,449	10,484	6,262	6,262	11,896
Trustee fees	2,999	271	152	2,064	29	155
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	8,302	—	—
Other fees	12,521	3,212	2,687	12,746	1,865	2,518
Total Gross Expenses before fees waived and/or reimbursed	2,552,785	294,526	166,217	1,706,494	43,197	173,954
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(217,932)	(65,706)	(36,531)	—	(20,391)	(38,380)
Total Net Expenses	2,334,853	228,820	129,686	1,706,494	22,806	135,574
Net Investment Income (Loss)	(1,947,825)	(187,986)	(107,780)	(1,396,910)	(18,643)	(112,819)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(3,513,187)	(1,761,571)	(410,972)	(2,759,391)	(55,901)	(919,960)
Swap agreements	(139,046,203)	(18,019,549)	(10,097,932)	(80,445,814)	(1,669,867)	(14,229,045)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(142,559,390)	(19,781,120)	(10,508,904)	(83,205,205)	(1,725,768)	(15,149,005)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(8,896,997)	(199,864)	(185,053)	(2,401,681)	(111,051)	(214,015)
Swap agreements	(17,108,423)	(12,597,050)	(522,266)	(56,274,368)	(344,231)	(2,179,212)
Change in net unrealized appreciation (depreciation)	(26,005,420)	(12,796,914)	(707,319)	(58,676,049)	(455,282)	(2,393,227)
Net realized and unrealized gain (loss)	(168,564,810)	(32,578,034)	(11,216,223)	(141,881,254)	(2,181,050)	(17,542,232)
Change in Net Assets Resulting from Operations	$(170,512,635)	$(32,766,020)	$(11,324,003)	$(143,278,164)	$(2,199,693)	$(17,655,051)

See accompanying notes to the financial statements.

178 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	5,604	6,863	4,275	5,237	9,757	12,151
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	5,604	6,863	4,275	5,237	9,757	12,151
EXPENSES:
Advisory fees (Note 4)	27,805	33,005	19,942	24,937	46,249	55,776
Management Services fees (Note 4)	3,707	4,401	2,659	3,325	6,166	7,437
Professional fees	9,010	9,023	8,979	8,997	9,060	9,105
Administration fees (Note 5)	40,268	40,293	40,262	40,272	40,316	40,345
Custodian fees (Note 6)	671	786	521	609	1,000	1,047
Printing and Shareholder reports	760	855	518	649	1,126	1,460
Licensing fees	3,613	3,817	5,010	4,460	3,889	4,742
Trustee fees	48	54	33	41	69	90
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,895	1,882	1,946	1,948	2,054	2,141
Total Gross Expenses before fees waived and/or reimbursed	87,777	94,116	79,870	85,238	109,929	122,143
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(52,596)	(52,377)	(54,656)	(53,723)	(51,433)	(51,649)
Total Net Expenses	35,181	41,739	25,214	31,515	58,496	70,494
Net Investment Income (Loss)	(29,577)	(34,876)	(20,939)	(26,278)	(48,739)	(58,343)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(658,929)	(786,374)	(1,609,828)	(2,052,161)	(2,731,871)	(2,542,096)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(658,929)	(786,374)	(1,609,828)	(2,052,161)	(2,731,871)	(2,542,096)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(773,154)	(1,693,754)	(83,426)	(662,966)	(361,851)	(3,277,088)
Change in net unrealized appreciation (depreciation)	(773,154)	(1,693,754)	(83,426)	(662,966)	(361,851)	(3,277,088)
Net realized and unrealized gain (loss)	(1,432,083)	(2,480,128)	(1,693,254)	(2,715,127)	(3,093,722)	(5,819,184)
Change in Net Assets Resulting from Operations	$(1,461,660)	$(2,515,004)	$(1,714,193)	$(2,741,405)	$(3,142,461)	$(5,877,527)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 179

	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,713	90,842	10,245	17,598	19,114	99,206
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,713	90,842	10,245	17,598	19,114	99,206
EXPENSES:
Advisory fees (Note 4)	18,308	459,800	50,227	82,535	96,386	433,404
Management Services fees (Note 4)	2,441	61,306	6,697	11,005	12,851	57,787
Professional fees	8,972	10,483	9,081	9,185	9,216	10,359
Administration fees (Note 5)	3,942	51,040	40,359	17,646	20,604	50,142
Custodian fees (Note 6)	817	7,701	1,290	1,767	2,120	7,348
Printing and Shareholder reports	473	11,911	1,301	2,205	2,307	10,908
Licensing fees	5,987	29,534	7,690	9,412	10,441	28,126
Trustee fees	30	718	77	117	138	692
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,843	3,759	1,976	2,583	2,174	4,335
Total Gross Expenses before fees waived and/or reimbursed	42,813	636,252	118,698	136,455	156,237	603,101
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(19,654)	(54,010)	(55,159)	(32,034)	(34,158)	(55,659)
Total Net Expenses	23,159	582,242	63,539	104,421	122,079	547,442
Net Investment Income (Loss)	(19,446)	(491,400)	(53,294)	(86,823)	(102,965)	(448,236)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(925,461)	(8,650,411)	(1,817,175)	(5,433,535)	(2,057,046)	(36,937,312)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(925,461)	(8,650,411)	(1,817,175)	(5,433,535)	(2,057,046)	(36,937,312)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(211,890)	3,373,383	(1,206,681)	883,906	2,188,505	(21,267,483)
Change in net unrealized appreciation (depreciation)	(211,890)	3,373,383	(1,206,681)	883,906	2,188,505	(21,267,483)
Net realized and unrealized gain (loss)	(1,137,351)	(5,277,028)	(3,023,856)	(4,549,629)	131,459	(58,204,795)
Change in Net Assets Resulting from Operations	$(1,156,797)	$(5,768,428)	$(3,077,150)	$(4,636,452)	$28,494	$(58,653,031)

See accompanying notes to the financial statements.

180 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,559	10,510	29,299	402,190	4,020	9,863
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,559	10,510	29,299	402,190	4,020	9,863
EXPENSES:
Advisory fees (Note 4)	23,203	48,689	134,460	2,119,872	19,554	47,603
Management Services fees (Note 4)	3,094	6,492	17,928	282,648	2,607	6,347
Professional fees	8,993	9,074	9,372	16,258	8,975	9,071
Administration fees (Note 5)	4,987	40,342	40,483	95,371	40,282	40,334
Custodian fees (Note 6)	689	1,022	2,420	33,165	422	1,099
Printing and Shareholder reports	634	1,241	3,518	55,708	495	1,214
Licensing fees	11,361	7,607	12,182	119,324	6,053	7,549
Trustee fees	39	78	214	3,426	31	76
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,847	1,974	2,491	9,828	1,831	1,926
Total Gross Expenses before fees waived and/or reimbursed	54,847	116,519	223,068	2,735,600	80,250	115,219
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(25,502)	(54,953)	(53,037)	(52,120)	(55,506)	(55,015)
Total Net Expenses	29,345	61,566	170,031	2,683,480	24,744	60,204
Net Investment Income (Loss)	(24,786)	(51,056)	(140,732)	(2,281,290)	(20,724)	(50,341)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,498,092)	(2,100,768)	(7,250,072)	(82,611,445)	(638,494)	(2,123,437)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,498,092)	(2,100,768)	(7,250,072)	(82,611,445)	(638,494)	(2,123,437)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(185,188)	(1,832,952)	(3,435,461)	26,970,054	(190,782)	(1,358,632)
Change in net unrealized appreciation (depreciation)	(185,188)	(1,832,952)	(3,435,461)	26,970,054	(190,782)	(1,358,632)
Net realized and unrealized gain (loss)	(1,683,280)	(3,933,720)	(10,685,533)	(55,641,391)	(829,276)	(3,482,069)
Change in Net Assets Resulting from Operations	$(1,708,066)	$(3,984,776)	$(10,826,265)	$(57,922,681)	$(850,000)	$(3,532,410)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 181

	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	96,171	336,705	20,928	18,171	1,719	5,042
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	96,171	336,705	20,928	18,171	1,719	5,042
EXPENSES:
Advisory fees (Note 4)	481,336	1,465,567	98,500	84,603	7,290	23,175
Management Services fees (Note 4)	64,178	195,408	13,133	11,280	972	3,090
Professional fees	10,605	13,930	9,258	9,194	8,938	8,989
Administration fees (Note 5)	51,764	81,184	40,435	40,436	40,252	40,297
Custodian fees (Note 6)	8,373	23,237	1,932	1,685	308	622
Printing and Shareholder reports	12,882	37,821	2,618	2,148	214	600
Licensing fees	30,682	83,175	10,264	9,523	5,399	6,247
Trustee fees	803	2,397	161	133	13	37
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,191	10,147	2,270	2,173	11,776	1,867
Total Gross Expenses before fees waived and/or reimbursed	663,814	1,912,866	178,571	161,175	75,162	84,924
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,509)	(59,761)	(54,010)	(54,195)	(65,945)	(55,606)
Total Net Expenses	608,305	1,853,105	124,561	106,980	9,217	29,318
Net Investment Income (Loss)	(512,134)	(1,516,400)	(103,633)	(88,809)	(7,498)	(24,276)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(19,627,065)	(84,380,243)	(4,883,682)	(4,336,176)	(481,246)	(917,094)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(19,627,065)	(84,380,243)	(4,883,682)	(4,336,176)	(481,246)	(917,094)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(32,498,371)	(36,858,703)	(2,384,174)	(2,059,927)	(135,623)	(474,517)
Change in net unrealized appreciation (depreciation)	(32,498,371)	(36,858,703)	(2,384,174)	(2,059,927)	(135,623)	(474,517)
Net realized and unrealized gain (loss)	(52,125,436)	(121,238,946)	(7,267,856)	(6,396,103)	(616,869)	(1,391,611)
Change in Net Assets Resulting from Operations	$(52,637,570)	$(122,755,346)	$(7,371,489)	$(6,484,912)	$(624,367)	$(1,415,887)

See accompanying notes to the financial statements.

182 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	103,273	194,936	4,608	28,333	132,601	73,718
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	103,273	194,936	4,608	28,333	132,601	73,718
EXPENSES:
Advisory fees (Note 4)	496,177	941,996	23,535	122,890	586,014	326,655
Management Services fees (Note 4)	66,156	125,599	3,138	16,385	78,135	43,554
Professional fees	10,578	12,116	8,988	9,346	10,885	9,960
Administration fees (Note 5)	52,255	66,911	5,057	40,438	55,287	45,821
Custodian fees (Note 6)	8,071	14,750	886	2,363	9,741	5,779
Printing and Shareholder reports	12,694	24,402	590	3,300	14,958	7,968
Licensing fees	60,836	107,613	7,521	20,472	77,953	25,559
Trustee fees	776	1,512	37	208	960	510
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,655	6,509	1,868	2,249	4,891	3,542
Total Gross Expenses before fees waived and/or reimbursed	711,198	1,301,408	51,620	217,651	838,824	469,348
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(83,471)	(109,680)	(21,839)	(62,376)	(98,392)	(56,965)
Total Net Expenses	627,727	1,191,728	29,781	155,275	740,432	412,383
Net Investment Income (Loss)	(524,454)	(996,792)	(25,173)	(126,942)	(607,831)	(338,665)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(21,283,604)	(60,529,889)	(1,757,142)	(12,047,256)	(48,118,668)	(57,357,654)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(21,283,604)	(60,529,889)	(1,757,142)	(12,047,256)	(48,118,668)	(57,357,654)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(6,222,654)	10,204,954	715,777	(2,195,236)	(15,669,391)	6,702,847
Change in net unrealized appreciation (depreciation)	(6,222,654)	10,204,954	715,777	(2,195,236)	(15,669,391)	6,702,847
Net realized and unrealized gain (loss)	(27,506,258)	(50,324,935)	(1,041,365)	(14,242,492)	(63,788,059)	(50,654,807)
Change in Net Assets Resulting from Operations	$(28,030,712)	$(51,321,727)	$(1,066,538)	$(14,369,434)	$(64,395,890)	$(50,993,472)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 183

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,399	29,594	233,325	12,181	3,590	397,481
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	2,399	29,594	233,325	12,181	3,590	397,481
EXPENSES:
Advisory fees (Note 4)	8,801	128,718	1,046,326	58,767	16,785	1,894,493
Management Services fees (Note 4)	1,174	17,162	139,509	7,835	2,238	252,597
Professional fees	8,940	9,348	12,624	9,109	8,963	15,031
Administration fees (Note 5)	36,905	40,211	69,713	40,372	37,014	90,987
Custodian fees (Note 6)	242	2,269	16,680	1,226	484	29,890
Printing and Shareholder reports	225	3,301	28,254	1,500	401	46,427
Licensing fees	17,500	17,500	116,340	27,418	17,500	99,735
Trustee fees	14	210	1,810	92	25	2,839
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,809	2,412	8,281	2,050	1,891	11,094
Total Gross Expenses before fees waived and/or reimbursed	75,610	221,131	1,439,537	148,369	85,301	2,443,093
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,496)	(58,562)	(116,871)	(74,025)	(64,088)	(43,998)
Total Net Expenses	11,114	162,569	1,322,666	74,344	21,213	2,399,095
Net Investment Income (Loss)	(8,715)	(132,975)	(1,089,341)	(62,163)	(17,623)	(2,001,614)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(2,241,378)
Swap agreements	(2,299,149)	(26,313,446)	(80,382,107)	(3,245,235)	(1,534,889)	(18,318,720)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(2,299,149)	(26,313,446)	(80,382,107)	(3,245,235)	(1,534,889)	(20,560,098)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(322,712)
Swap agreements	988,922	11,111,452	(17,064,798)	(180,943)	(149,921)	(5,525,253)
Change in net unrealized appreciation (depreciation)	988,922	11,111,452	(17,064,798)	(180,943)	(149,921)	(5,847,965)
Net realized and unrealized gain (loss)	(1,310,227)	(15,201,994)	(97,446,905)	(3,426,178)	(1,684,810)	(26,408,063)
Change in Net Assets Resulting from Operations	$(1,318,942)	$(15,334,969)	$(98,536,246)	$(3,488,341)	$(1,702,433)	$(28,409,677)

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2010 (Unaudited)

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010	Six Months Ended November 30, 2010
INVESTMENT INCOME:
Dividends	$—	$—	$564,161
Interest	325,799	3,909,974	756
Foreign withholding tax on dividends	—	—	—
Total Investment Income	325,799	3,909,974	564,917
EXPENSES:
Advisory fees (Note 4)	1,351,399	17,605,087	199,398
Management Services fees (Note 4)	180,185	2,347,328	26,586
Professional fees	13,461	68,420	9,589
Administration fees (Note 5)	78,122	165,241	51,397
Custodian fees (Note 6)	21,268	266,463	23,166
Printing and Shareholder reports	34,584	453,116	5,172
Licensing fees	72,581	890,279	20,027
Trustee fees	2,124	27,744	315
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—
Other fees	7,357	64,954	2,670
Total Gross Expenses before fees waived and/or reimbursed	1,761,081	21,888,632	338,320
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(50,697)	—	(85,643)
Total Net Expenses	1,710,384	21,888,632	252,677
Net Investment Income (Loss)	(1,384,585)	(17,978,658)	312,240
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	(158,557)
Futures contracts	(1,259,280)	(33,756,342)	—
Swap agreements	(107,574,086)	(132,134,996)	403,248
In-kind redemptions of investments	—	—	(1,052,300)
Net realized gain (loss)	(108,833,366)	(165,891,338)	(807,609)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	5,061,431
Futures contracts	14,182	(3,679,919)	—
Swap agreements	55,295,020	(435,634,355)	(769,255)
Change in net unrealized appreciation (depreciation)	55,309,202	(439,314,274)	4,292,176
Net realized and unrealized gain (loss)	(53,524,164)	(605,205,612)	3,484,567
Change in Net Assets Resulting from Operations	$(54,908,749)	$(623,184,270)	$3,796,807

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2010 (Unaudited) :: Statements of Operations :: ProShares Trust :: 185

Statements of Changes in Net Assets

186 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(691,930)	$(3,860,071)	$1,085,185	$4,728,843	$7,071,368	$15,124,079
Net realized gain (loss)	48,446,802	515,974,306	16,384,471	201,491,452	86,840,289	760,285,891
Change in net unrealized appreciation (depreciation)	132,711,766	(13,038,591)	34,362,534	(8,899,706)	141,606,338	(40,112,474)
Change in Net Assets Resulting from Operations	180,466,638	499,075,644	51,832,190	197,320,589	235,517,995	735,297,496
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(1,235,181)	(6,955,330)	(7,813,725)	(18,323,391)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(367,836)
Total distributions	—	—	(1,235,181)	(6,955,330)	(7,813,725)	(18,691,227)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	445,066,326	639,256,253	99,343,890	169,330,935	223,097,202	800,211,794
Cost of shares redeemed	(607,427,940)	(1,429,880,797)	(188,683,947)	(628,351,817)	(636,317,940)	(2,272,642,458)
Change in net assets resulting from capital transactions	(162,361,614)	(790,624,544)	(89,340,057)	(459,020,882)	(413,220,738)	(1,472,430,664)
Change in net assets	18,105,024	(291,548,900)	(38,743,048)	(268,655,623)	(185,516,468)	(755,824,395)
NET ASSETS:
Beginning of period	$789,058,994	$1,080,607,894	$333,812,649	$602,468,272	$1,642,204,946	$2,398,029,341
End of period	$807,164,018	$789,058,994	$295,069,601	$333,812,649	$1,456,688,478	$1,642,204,946
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,268,363)	$(1,576,433)	$329,407	$479,403	$2,429,334	$3,171,691
SHARE TRANSACTIONS:
Beginning of period	13,650,000	29,925,000	8,025,000	20,625,000	45,300,000	91,500,000
Issued	75,000	3,300,000	75,000	1,875,000	300,000	5,175,000
Issued in-kind	6,600,000	8,925,000	2,100,000	2,400,000	5,625,000	17,325,000
Redeemed	—	(13,875,000)	—	(10,275,000)	—	(42,300,000)
Redemption in-kind	(9,450,000)	(14,625,000)	(4,200,000)	(6,600,000)	(16,725,000)	(26,400,000)
Shares outstanding, end of period	10,875,000	13,650,000	6,000,000	8,025,000	34,500,000	45,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 187

	Ultra Russell3000		Ultra MidCap400		Ultra SmallCap600
	Six Months Ended November 30, 2010 (Unaudited)	June 30, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,310	$50,984	$5,690	$132,067	$(23,608)	$(34,368)
Net realized gain (loss)	1,219,794	1,683,037	15,004,220	70,789,654	(1,975,549)	30,687,308
Change in net unrealized appreciation (depreciation)	(198,760)	450,287	2,170,748	4,970,282	8,283,787	(469,242)
Change in Net Assets Resulting from Operations	1,030,344	2,184,308	17,180,658	75,892,003	6,284,630	30,183,698
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,597)	(28,237)	(21,034)	(232,671)	—	(19,114)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(220,873)	—	(49,915)
Total distributions	(14,597)	(28,237)	(21,034)	(453,544)	—	(69,029)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,623,699	11,845,436	10,761,754	7,700,834	2,039	—
Cost of shares redeemed	(6,647,285)	(8,249,363)	(43,314,116)	(125,883,548)	(18,422,478)	(30,590,679)
Change in net assets resulting from capital transactions	(23,586)	3,596,073	(32,552,362)	(118,182,714)	(18,420,439)	(30,590,679)
Change in net assets	992,161	5,752,144	(15,392,738)	(42,744,255)	(12,135,809)	(476,010)
NET ASSETS:
Beginning of period	$5,752,144	$—	$116,151,160	$158,895,415	$54,088,977	$54,564,987
End of period	$6,744,305	$5,752,144	$100,758,422	$116,151,160	$41,953,168	$54,088,977
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,750	$21,037	$(152,721)	$(137,377)	$(55,211)	$(31,603)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	2,550,000	5,925,000	1,575,000	2,700,000
Issued	100,000	250,001	—	225,000	—	—
Issued in-kind	—	—	225,000	—	—	—
Redeemed	(50,000)	—	—	(2,475,000)	—	(375,000)
Redemption in-kind	(50,000)	(150,000)	(975,000)	(1,125,000)	(525,000)	(750,000)
Shares outstanding, end of period	100,001	100,001	1,800,000	2,550,000	1,050,000	1,575,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell2000		UltraPro QQQ®		UltraPro Dow30SM
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,225)	$(26,141)	$(63,924)	$(18,459)	$27,338	$22,455
Net realized gain (loss)	(8,823,274)	139,857,794	24,026,798	167,113	3,378,926	(267,776)
Change in net unrealized appreciation (depreciation)	37,125,349	(28,690,492)	4,164,713	(363,584)	(461,520)	127,419
Change in Net Assets Resulting from Operations	28,286,850	111,141,161	28,127,587	(214,930)	2,944,744	(117,902)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,342)	(79,211)	—	—	(36,209)	(3,813)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(437,257)	—	—	—	—
Total distributions	(37,342)	(516,468)	—	—	(36,209)	(3,813)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,319,624	168,006,406	71,843,894	57,496,576	20,566,161	12,342,408
Cost of shares redeemed	(106,868,121)	(317,639,229)	(29,567,160)	(11,848,495)	(15,083,167)	—
Change in net assets resulting from capital transactions	(86,548,497)	(149,632,823)	42,276,734	45,648,081	5,482,994	12,342,408
Change in net assets	(58,298,989)	(39,008,130)	70,404,321	45,433,151	8,391,529	12,220,693
NET ASSETS:
Beginning of period	$264,981,990	$303,990,120	$45,433,151	$—	$12,220,693	$—
End of period	$206,683,001	$264,981,990	$115,837,472	$45,433,151	$20,612,222	$12,220,693
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,316)	$30,251	$(82,383)	$(18,459)	$9,771	$18,642
SHARE TRANSACTIONS:
Beginning of period	8,475,000	16,200,000	500,001	—	150,001	—
Issued	450,000	3,000,000	100,000	100,001	100,000	100,001
Issued in-kind	225,000	2,325,000	600,000	500,000	100,000	50,000
Redeemed	(225,000)	(5,850,000)	—	—	—	—
Redemption in-kind	(3,300,000)	(7,200,000)	(300,000)	(100,000)	(150,000)	—
Shares outstanding, end of period	5,625,000	8,475,000	900,001	500,001	200,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 189

	UltraPro S&P500®		UltraPro MidCap400		UltraPro Russell2000
	Six Months Ended November 30, 2010 (Unaudited)	June 23, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$395,560	$455,942	$(4,046)	$(1,349)	$(39,448)	$(14,360)
Net realized gain (loss)	38,305,346	13,146,033	288,657	992,399	5,195,474	788,415
Change in net unrealized appreciation (depreciation)	6,598,515	1,648,411	7,005,382	1,542,710	2,131,882	2,160,555
Change in Net Assets Resulting from Operations	45,299,421	15,250,386	7,289,993	2,533,760	7,287,908	2,934,610
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(395,829)	(141,750)	—	(3,262)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(16,188)	—	—	—
Total distributions	(395,829)	(141,750)	(16,188)	(3,262)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	170,744,094	183,852,854	5,157,058	17,287,285	32,245,228	12,727,848
Cost of shares redeemed	(132,875,031)	(61,944,827)	(6,201,984)	—	(17,300,573)	—
Change in net assets resulting from capital transactions	37,869,063	121,908,027	(1,044,926)	17,287,285	14,944,655	12,727,848
Change in net assets	82,772,655	137,016,663	6,228,879	19,817,783	22,232,563	15,662,458
NET ASSETS:
Beginning of period	$137,016,663	$—	$19,817,783	$—	$15,662,458	$—
End of period	$219,789,318	$137,016,663	$26,046,662	$19,817,783	$37,895,021	$15,662,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$316,930	$317,199	$(8,657)	$(4,611)	$(53,808)	$(14,360)
SHARE TRANSACTIONS:
Beginning of period	1,000,001	—	200,001	—	150,001	—
Issued	600,000	1,000,001	50,000	100,001	200,000	150,001
Issued in-kind	600,000	450,000	—	100,000	100,000	—
Redeemed	(50,000)	—	—	—	(150,000)	—
Redemption in-kind	(850,000)	(450,000)	(50,000)	—	—	—
Shares outstanding, end of period	1,300,001	1,000,001	200,001	200,001	300,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$63,150	$177,331	$21,454	$186,545	$9,291	$158,984
Net realized gain (loss)	8,590	9,582,848	(426,041)	13,802,610	(1,792,535)	13,928,418
Change in net unrealized appreciation (depreciation)	1,195,093	(2,346,825)	3,305,285	(1,496,386)	2,950,886	(2,150,697)
Change in Net Assets Resulting from Operations	1,266,833	7,413,354	2,900,698	12,492,769	1,167,642	11,936,705
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(56,600)	(221,541)	(15,576)	(215,815)	(19,111)	(182,559)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(9,046)	—	(9,150)
Total distributions	(56,600)	(221,541)	(15,576)	(224,861)	(19,111)	(191,709)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	400	1,459,534	630	—	696	4,585,187
Cost of shares redeemed	(3,585,018)	(15,475,121)	(2,874,014)	(27,691,106)	(6,183,273)	(18,034,876)
Change in net assets resulting from capital transactions	(3,584,618)	(14,015,587)	(2,873,384)	(27,691,106)	(6,182,577)	(13,449,689)
Change in net assets	(2,374,385)	(6,823,774)	11,738	(15,423,198)	(5,034,046)	(1,704,693)
NET ASSETS:
Beginning of period	$13,660,121	$20,483,895	$13,648,520	$29,071,718	$12,072,683	$13,777,376
End of period	$11,285,736	$13,660,121	$13,660,258	$13,648,520	$7,038,637	$12,072,683
Accumulated undistributed net investment income (loss) included in end of period net assets	$25,148	$18,598	$35,999	$30,121	$(8,519)	$1,301
SHARE TRANSACTIONS:
Beginning of period	600,000	1,275,000	375,000	1,125,000	450,000	900,000
Issued	—	75,000	—	—	—	150,000
Issued in-kind	—	—	—	—	—	75,000
Redeemed	—	(225,000)	(75,000)	(75,000)	—	—
Redemption in-kind	(150,000)	(525,000)	—	(675,000)	(225,000)	(675,000)
Shares outstanding, end of period	450,000	600,000	300,000	375,000	225,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 191

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,795)	$(3,258)	$30,603	$105,058	$(38,118)	$(116,485)
Net realized gain (loss)	(830,903)	10,915,624	(3,378,867)	12,234,829	(343,206)	17,019,641
Change in net unrealized appreciation (depreciation)	3,246,032	(2,087,982)	4,294,385	(739,728)	5,503,959	(2,884,796)
Change in Net Assets Resulting from Operations	2,399,334	8,824,384	946,121	11,600,159	5,122,635	14,018,360
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(9,277)	(43,202)	(140,691)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(12,234)	—	—	—	—
Total distributions	—	(21,511)	(43,202)	(140,691)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	522	—	1,856,755	—	—	1,506,201
Cost of shares redeemed	(4,505,397)	(9,420,567)	(2,987,448)	(9,405,142)	—	(18,922,466)
Change in net assets resulting from capital transactions	(4,504,875)	(9,420,567)	(1,130,693)	(9,405,142)	—	(17,416,265)
Change in net assets	(2,105,541)	(617,694)	(227,774)	2,054,326	5,122,635	(3,397,905)
NET ASSETS:
Beginning of period	$14,842,004	$15,459,698	$20,502,173	$18,447,847	$19,784,724	$23,182,629
End of period	$12,736,463	$14,842,004	$20,274,399	$20,502,173	$24,907,359	$19,784,724
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,183)	$(7,388)	$(24,438)	$(11,839)	$(79,397)	$(41,279)
SHARE TRANSACTIONS:
Beginning of period	450,000	750,000	825,000	1,275,000	600,000	1,125,000
Issued	—	—	75,000	—	—	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(150,000)	(300,000)	(150,000)	(450,000)	—	(600,000)
Shares outstanding, end of period	300,000	450,000	750,000	825,000	600,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	April 7, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(291,870)	$2,097,380	$5,716	$(5,854)	$145,041	$418,698
Net realized gain (loss)	132,843,774	283,418,343	(267,962)	(270,732)	5,147,473	8,848,439
Change in net unrealized appreciation (depreciation)	(28,031,735)	(86,528,806)	918,650	(1,125,116)	(73,966)	804,498
Change in Net Assets Resulting from Operations	104,520,169	198,986,917	656,404	(1,401,702)	5,218,548	10,071,635
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(360,129)	(2,569,372)	(2,984)	—	(169,136)	(404,833)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(5,799)	—	—	—
Total distributions	(360,129)	(2,569,372)	(8,783)	—	(169,136)	(404,833)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	69,151,320	176,007,220	—	6,001,380	4,744,993	5,367,025
Cost of shares redeemed	(184,513,632)	(523,865,669)	—	—	(17,387,834)	(4,481,278)
Change in net assets resulting from capital transactions	(115,362,312)	(347,858,449)	—	6,001,380	(12,642,841)	885,747
Change in net assets	(11,202,272)	(151,440,904)	647,621	4,599,678	(7,593,429)	10,552,549
NET ASSETS:
Beginning of period	$315,087,540	$466,528,444	$4,599,678	$—	$26,470,449	$15,917,900
End of period	$303,885,268	$315,087,540	$5,247,299	$4,599,678	$18,877,020	$26,470,449
Accumulated undistributed net investment income (loss) included in end of period net assets	$(69,452)	$582,547	$(3,122)	$(5,854)	$24,420	$48,515
SHARE TRANSACTIONS:
Beginning of period	10,725,000	23,475,000	100,001	—	525,000	450,000
Issued	600,000	4,950,000	—	100,001	75,000	150,000
Issued in-kind	1,425,000	2,550,000	—	—	—	—
Redeemed	—	(9,375,000)	—	—	—	—
Redemption in-kind	(5,475,000)	(10,875,000)	—	—	(300,000)	(75,000)
Shares outstanding, end of period	7,275,000	10,725,000	100,001	100,001	300,000	525,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 193

	Ultra Consumer Services		Ultra Financials		Ultra Health Care
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,783	$49,630	$1,061,496	$5,274,678	$246,510	$574,259
Net realized gain (loss)	3,168,455	5,804,099	(53,026,344)	978,343,323	812,777	11,349,884
Change in net unrealized appreciation (depreciation)	(453,496)	1,177,855	(455,267)	(124,828,949)	3,811,161	1,298,327
Change in Net Assets Resulting from Operations	2,716,742	7,031,584	(52,420,115)	858,789,052	4,870,448	13,222,470
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,404)	(42,729)	(96,379)	(7,079,423)	(220,656)	(618,678)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(11,646)	—	(4,962,377)	—	(18,231)
Total distributions	(15,404)	(54,375)	(96,379)	(12,041,800)	(220,656)	(636,909)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,341	6,636,429	38,424,611	182,418,493	16,410,936	3,754,268
Cost of shares redeemed	(12,358,139)	(5,089,288)	(247,695,431)	(2,120,328,109)	(3,475,295)	(32,585,499)
Change in net assets resulting from capital transactions	(12,356,798)	1,547,141	(209,270,820)	(1,937,909,616)	12,935,641	(28,831,231)
Change in net assets	(9,655,460)	8,524,350	(261,787,314)	(1,091,162,364)	17,585,433	(16,245,670)
NET ASSETS:
Beginning of period	$19,963,927	$11,439,577	$1,426,752,757	$2,517,915,121	$32,412,094	$48,657,764
End of period	$10,308,467	$19,963,927	$1,164,965,443	$1,426,752,757	$49,997,527	$32,412,094
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,610)	$12,011	$27,586	$(937,531)	$85,367	$59,513
SHARE TRANSACTIONS:
Beginning of period	525,000	525,000	24,934,625	61,012,500	750,000	1,425,000
Issued	—	75,000	—	4,237,500	—	—
Issued in-kind	—	75,000	675,000	75,000	375,000	75,000
Redeemed	—	—	—	(25,015,375)	(75,000)	(600,000)
Redemption in-kind	(300,000)	(150,000)	(4,425,000)	(15,375,000)	—	(150,000)
Shares outstanding, end of period	225,000	525,000	21,184,625	24,934,625	1,050,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Industrials		Ultra Oil & Gas		Ultra Real Estate
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$194,226	$296,635	$1,051,427	$2,807,623	$3,099,609	$13,044,017
Net realized gain (loss)	5,406,154	21,742,875	31,601,194	192,715,986	69,385,572	414,776,052
Change in net unrealized appreciation (depreciation)	(23,258)	68,610	89,209,436	(143,547,398)	6,476,381	11,476,462
Change in Net Assets Resulting from Operations	5,577,122	22,108,120	121,862,057	51,976,211	78,961,562	439,296,531
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(90,287)	(276,045)	(1,762,234)	(2,957,115)	(3,660,817)	(9,973,668)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(740,383)	—	—
Total distributions	(90,287)	(276,045)	(1,762,234)	(3,697,498)	(3,660,817)	(9,973,668)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,783,233	2,994,668	141,715,993	490,089,066	74,909,298	746,817,941
Cost of shares redeemed	(18,560,684)	(19,998,215)	(313,524,196)	(982,669,452)	(244,273,876)	(1,036,443,111)
Change in net assets resulting from capital transactions	(13,777,451)	(17,003,547)	(171,808,203)	(492,580,386)	(169,364,578)	(289,625,170)
Change in net assets	(8,290,616)	4,828,528	(51,708,380)	(444,301,673)	(94,063,833)	139,697,693
NET ASSETS:
Beginning of period	$35,056,260	$30,227,732	$374,244,559	$818,546,232	$591,137,097	$451,439,404
End of period	$26,765,644	$35,056,260	$322,536,179	$374,244,559	$497,073,264	$591,137,097
Accumulated undistributed net investment income (loss) included in end of period net assets	$189,304	$85,365	$768,484	$1,479,291	$5,035,117	$5,596,325
SHARE TRANSACTIONS:
Beginning of period	1,050,000	1,500,000	13,050,000	27,375,000	14,804,372	23,550,000	(c)
Issued	—	150,000	750,000	7,950,000	450,000	24,105,000	(c)
Issued in-kind	150,000	—	4,500,000	8,550,000	1,200,000	6,180,000	(c)
Redeemed	—	—	—	(24,150,000)	—	(18,720,628	)(c)
Redemption in-kind	(525,000)	(600,000)	(9,975,000)	(6,675,000)	(5,700,000)	(20,310,000	)(c)
Shares outstanding, end of period	675,000	1,050,000	8,325,000	13,050,000	10,754,372	14,804,372	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 195

	Ultra KBW Regional Banking		Ultra Semiconductors		Ultra Technology
	Six Months Ended November 30, 2010 (Unaudited)	April 20, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,899	$(305)	$71,673	$378,206	$(115,218)	$(322,361)
Net realized gain (loss)	(938,930)	(1,686,880)	11,953,779	52,339,886	9,506,978	75,400,622
Change in net unrealized appreciation (depreciation)	(731,125)	(553,304)	89,004	2,397,348	11,688,191	(4,500,442)
Change in Net Assets Resulting from Operations	(1,649,156)	(2,240,489)	12,114,456	55,115,440	21,079,951	70,577,819
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,846)	—	(119,066)	(589,796)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(4,598)	—	—	(67,408)	—	(41,237)
Total distributions	(20,444)	—	(119,066)	(657,204)	—	(41,237)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,258,717	24,832,287	16,674,451	17,880,111	35,786,213	13,494,312
Cost of shares redeemed	(12,225,382)	(15,522,199)	(38,894,677)	(101,275,252)	(25,435,836)	(90,952,905)
Change in net assets resulting from capital transactions	33,335	9,310,088	(22,220,226)	(83,395,141)	10,350,377	(77,458,593)
Change in net assets	(1,636,265)	7,069,599	(10,224,836)	(28,936,905)	31,430,328	(6,922,011)
NET ASSETS:
Beginning of period	$7,069,599	$—	$76,548,404	$105,485,309	$121,516,432	$128,438,443
End of period	$5,433,334	$7,069,599	$66,323,568	$76,548,404	$152,946,760	$121,516,432
Accumulated undistributed net investment income (loss) included in end of period net assets	$4,748	$(305)	$18,382	$65,775	$(200,087)	$(84,869)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	2,400,000	5,550,000	2,550,000	4,350,000
Issued	50,000	100,001	225,000	150,000	75,000	225,000
Issued in-kind	250,000	350,000	375,000	450,000	600,000	75,000
Redeemed	—	—	—	(2,625,000)	—	(1,125,000)
Redemption in-kind	(300,000)	(300,000)	(1,200,000)	(1,125,000)	(525,000)	(975,000)
Shares outstanding, end of period	150,001	150,001	1,800,000	2,400,000	2,700,000	2,550,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	June 2, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$23,414	$348,364	$312,228	$719,986	$(38,289)	$19,728
Net realized gain (loss)	412,858	5,006,978	405,321	4,644,046	3,096,510	(460,845)
Change in net unrealized appreciation (depreciation)	736,894	(1,810,761)	3,228,526	(9,788)	(414,978)	(225,354)
Change in Net Assets Resulting from Operations	1,173,166	3,544,581	3,946,075	5,354,244	2,643,243	(666,471)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(61,129)	(354,673)	(286,062)	(769,314)	(2,967)	(16,940)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(61,129)	(354,673)	(286,062)	(769,314)	(2,967)	(16,940)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,856,474	2,868,080	675	14,431,780	2,959,607	13,844,990
Cost of shares redeemed	(5,383,577)	(9,237,548)	(3,087,789)	(23,859,871)	(4,113,248)	(7,362,121)
Change in net assets resulting from capital transactions	(2,527,103)	(6,369,468)	(3,087,114)	(9,428,091)	(1,153,641)	6,482,869
Change in net assets	(1,415,066)	(3,179,560)	572,899	(4,843,161)	1,486,635	5,799,458
NET ASSETS:
Beginning of period	$8,467,062	$11,646,622	$20,337,416	$25,180,577	$5,799,458	$—
End of period	$7,051,996	$8,467,062	$20,910,315	$20,337,416	$7,286,093	$5,799,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$20,012	$57,727	$138,550	$112,384	$(16,583)	$24,673
SHARE TRANSACTIONS:
Beginning of period	225,000	375,000	600,000	900,000	100,001	—
Issued	—	—	—	—	50,000	150,001
Issued in-kind	75,000	75,000	—	375,000	—	50,000
Redeemed	—	—	(75,000)	(225,000)	(50,000)	—
Redemption in-kind	(150,000)	(225,000)	—	(450,000)	—	(100,000)
Shares outstanding, end of period	150,000	225,000	525,000	600,000	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 197

	Ultra MSCI Emerging Markets		Ultra MSCI Europe		Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2010 (Unaudited)	June 2, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	April 27, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	April 27, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,969)	$25,421	$(13,589)	$(1,998)	$(11,972)	$(1,842)
Net realized gain (loss)	8,555,142	2,266,882	1,281,112	(269,512)	51,360	(230,317)
Change in net unrealized appreciation (depreciation)	630,037	(852,724)	(329,793)	(349,691)	979,563	(559,391)
Change in Net Assets Resulting from Operations	9,152,210	1,439,579	937,730	(621,201)	1,018,951	(791,550)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(54,008)	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(54,008)	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,316,257	53,053,170	314	4,058,554	—	3,000,690
Cost of shares redeemed	(20,392,261)	(25,284,728)	(1,440,513)	—	—	—
Change in net assets resulting from capital transactions	(76,004)	27,768,442	(1,440,199)	4,058,554	—	3,000,690
Change in net assets	9,022,198	29,208,021	(502,469)	3,437,353	1,018,951	2,209,140
NET ASSETS:
Beginning of period	$29,208,021	$—	$3,437,353	$—	$2,209,140	$—
End of period	$38,230,219	$29,208,021	$2,934,884	$3,437,353	$3,228,091	$2,209,140
Accumulated undistributed net investment income (loss) included in end of period net assets	$(46,273)	$40,704	$(15,587)	$(1,998)	$(13,814)	$(1,842)
SHARE TRANSACTIONS:
Beginning of period	400,001	—	150,001	—	100,001	—
Issued	200,000	600,001	—	150,001	—	100,001
Issued in-kind	—	100,000	—	—	—	—
Redeemed	—	—	(50,000)	—	—	—
Redemption in-kind	(200,000)	(300,000)	—	—	—	—
Shares outstanding, end of period	400,001	400,001	100,001	150,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Brazil		Ultra FTSE China 25		Ultra MSCI Japan
	Six Months Ended November 30, 2010 (Unaudited)	April 27, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	June 2, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	June 2, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,887)	$(2,050)	$(160,607)	$(269,790)	$(38,551)	$(81,620)
Net realized gain (loss)	845,706	(122,046)	7,567,447	(3,722,823)	797,941	284,310
Change in net unrealized appreciation (depreciation)	38,763	(144,524)	346,775	420,489	643,066	(215,858)
Change in Net Assets Resulting from Operations	856,582	(268,620)	7,753,615	(3,572,124)	1,402,456	(13,168)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,744,686	4,076,372	21,075,709	73,519,742	3,372,992	8,892,765
Cost of shares redeemed	(3,557,488)	—	(37,363,277)	(24,670,960)	(3,393,838)	—
Change in net assets resulting from capital transactions	8,187,198	4,076,372	(16,287,568)	48,848,782	(20,846)	8,892,765
Change in net assets	9,043,780	3,807,752	(8,533,953)	45,276,658	1,381,610	8,879,597
NET ASSETS:
Beginning of period	$3,807,752	$—	$45,276,658	$—	$8,879,597	$—
End of period	$12,851,532	$3,807,752	$36,742,705	$45,276,658	$10,261,207	$8,879,597
Accumulated undistributed net investment income (loss) included in end of period net assets	$(29,937)	$(2,050)	$(369,359)	$(208,752)	$(88,869)	$(50,318)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	750,001	—	150,001	—
Issued	350,000	150,001	300,000	1,100,001	50,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	—	(550,000)	(350,000)	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	400,001	150,001	500,001	750,001	150,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 199

	Ultra MSCI Mexico Investable Market		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2010 (Unaudited)	April 27, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	January 19, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	January 19, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,951)	$(2,005)	$(18,649)	$824	$43,646	$33,354
Net realized gain (loss)	226,829	(34,036)	3,559,025	264,205	384,941	305,207
Change in net unrealized appreciation (depreciation)	607,708	(299,908)	(929,918)	986,130	(1,226,318)	800,065
Change in Net Assets Resulting from Operations	824,586	(335,949)	2,610,458	1,251,159	(797,731)	1,138,626
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(6,129)	(13,860)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(6,129)	(13,860)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	344	3,000,690	38,233,470	21,221,770	41,884,361	61,307,703
Cost of shares redeemed	(1,611,305)	—	(43,641,768)	(10,966,757)	(36,146,366)	(54,357,084)
Change in net assets resulting from capital transactions	(1,610,961)	3,000,690	(5,408,298)	10,255,013	5,737,995	6,950,619
Change in net assets	(786,375)	2,664,741	(2,797,840)	11,506,172	4,934,135	8,075,385
NET ASSETS:
Beginning of period	$2,664,741	$—	$11,506,172	$—	$8,075,385	$—
End of period	$1,878,366	$2,664,741	$8,708,332	$11,506,172	$13,009,520	$8,075,385
Accumulated undistributed net investment income (loss) included in end of period net assets	$(11,956)	$(2,005)	$(17,825)	$824	$57,011	$19,494
SHARE TRANSACTIONS:
Beginning of period	100,001	—	150,001	—	100,001	—
Issued	—	100,001	450,000	300,001	450,000	850,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(500,000)	(150,000)	(400,000)	(750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	100,001	100,001	150,001	150,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short QQQ®		Short Dow30SM		Short S&P500®
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(962,617)	$(1,593,207)	$(1,222,735)	$(2,230,185)	$(8,323,293)	$(12,857,749)
Net realized gain (loss)	(26,504,345)	(77,657,441)	(11,221,570)	(90,817,928)	(180,176,533)	(425,231,267)
Change in net unrealized appreciation (depreciation)	(14,989,033)	16,780,492	(26,142,990)	24,920,505	(117,272,455)	27,288,026
Change in Net Assets Resulting from Operations	(42,455,995)	(62,470,156)	(38,587,295)	(68,127,608)	(305,772,281)	(410,800,990)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	116,929,196	224,978,017	132,852,163	193,849,947	1,396,692,075	2,118,181,327
Cost of shares redeemed	(82,599,194)	(99,637,663)	(96,027,308)	(81,210,189)	(943,260,438)	(1,210,142,684)
Change in net assets resulting from capital transactions	34,330,002	125,340,354	36,824,855	112,639,758	453,431,637	908,038,643
Change in net assets	(8,125,993)	62,870,198	(1,762,440)	44,512,150	147,659,356	497,237,653
NET ASSETS:
Beginning of period	$237,550,034	$174,679,836	$278,993,814	$234,481,664	$1,779,732,405	$1,282,494,752
End of period	$229,424,041	$237,550,034	$277,231,374	$278,993,814	$1,927,391,761	$1,779,732,405
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,920,120)	$(957,503)	$(2,547,688)	$(1,324,953)	$(16,011,857)	$(7,688,564)
SHARE TRANSACTIONS:
Beginning of period	5,550,000	3,000,000	5,325,000	3,525,000	33,976,429	19,426,429
Issued	2,925,000	4,725,000	2,625,000	3,300,000	26,625,000	36,150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,175,000)	(2,175,000)	(2,025,000)	(1,500,000)	(19,500,000)	(21,600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	6,300,000	5,550,000	5,925,000	5,325,000	41,101,429	33,976,429

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 201

	Short MidCap400		Short SmallCap600		Short Russell2000
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(153,675)	$(342,214)	$(125,404)	$(310,772)	$(1,358,053)	$(1,445,870)
Net realized gain (loss)	(1,387,537)	(21,220,900)	(3,107,076)	(16,010,776)	(39,096,061)	(74,538,659)
Change in net unrealized appreciation (depreciation)	(3,903,840)	3,990,697	(1,608,658)	500,998	(21,784,380)	13,198,965
Change in Net Assets Resulting from Operations	(5,445,052)	(17,572,417)	(4,841,138)	(15,820,550)	(62,238,494)	(62,785,564)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	69,716,442	10,899,712	38,038,581	212,023,081	365,119,816
Cost of shares redeemed	—	(42,762,466)	(4,744,952)	(18,723,494)	(119,457,380)	(121,041,365)
Change in net assets resulting from capital transactions	—	26,953,976	6,154,760	19,315,087	92,565,701	244,078,451
Change in net assets	(5,445,052)	9,381,559	1,313,622	3,494,537	30,327,207	181,292,887
NET ASSETS:
Beginning of period	$40,007,380	$30,625,821	$26,655,117	$23,160,580	$259,781,606	$78,488,719
End of period	$34,562,328	$40,007,380	$27,968,739	$26,655,117	$290,108,813	$259,781,606
Accumulated undistributed net investment income (loss) included in end of period net assets	$(360,614)	$(206,939)	$(290,496)	$(165,092)	$(2,412,906)	$(1,054,853)
SHARE TRANSACTIONS:
Beginning of period	975,000	525,000	750,000	450,000	6,450,000	1,350,000
Issued	—	1,350,000	300,000	750,000	5,100,000	7,875,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(900,000)	(150,000)	(450,000)	(3,225,000)	(2,775,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	975,000	975,000	900,000	750,000	8,325,000	6,450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort QQQ®		UltraShort Dow30SM		UltraShort S&P500®
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,466,846)	$(8,189,670)	$(2,052,511)	$(4,965,913)	$(12,346,897)	$(27,564,652)
Net realized gain (loss)	(235,446,423)	(765,563,761)	(38,559,983)	(377,101,363)	(648,531,917)	(1,962,402,378)
Change in net unrealized appreciation (depreciation)	(63,105,379)	150,659,763	(83,805,392)	73,018,189	(156,792,218)	142,659,384
Change in Net Assets Resulting from Operations	(302,018,648)	(623,093,668)	(124,417,886)	(309,049,087)	(817,671,032)	(1,847,307,646)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	386,066,742	1,182,274,724	122,068,433	541,757,540	1,016,737,532	3,433,730,985
Cost of shares redeemed	(224,845,785)	(627,845,984)	(92,668,903)	(338,830,646)	(1,079,394,196)	(1,947,600,841)
Change in net assets resulting from capital transactions	161,220,957	554,428,740	29,399,530	202,926,894	(62,656,664)	1,486,130,144
Change in net assets	(140,797,691)	(68,664,928)	(95,018,356)	(106,122,193)	(880,327,696)	(361,177,502)
NET ASSETS:
Beginning of period	$887,756,764	$956,421,692	$533,081,198	$639,203,391	$3,511,675,249	$3,872,852,751
End of period	$746,959,073	$887,756,764	$438,062,842	$533,081,198	$2,631,347,553	$3,511,675,249
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,950,182)	$(4,483,336)	$(4,766,188)	$(2,713,677)	$(27,514,623)	$(15,167,726)
SHARE TRANSACTIONS:
Beginning of period	49,275,000	27,825,000	18,225,000	13,275,000	102,075,000	69,000,000
Issued	24,300,000	49,725,000	4,575,000	15,975,000	30,750,000	84,675,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(15,375,000)	(28,275,000)	(3,825,000)	(11,025,000)	(36,075,000)	(51,600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	58,200,000	49,275,000	18,975,000	18,225,000	96,750,000	102,075,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 203

	UltraShort Russell3000		UltraShort MidCap400		UltraShort SmallCap600
	Six Months Ended November 30, 2010 (Unaudited)	June 30, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,565)	$(27,748)	$(143,940)	$(418,191)	$(88,409)	$(206,482)
Net realized gain (loss)	(498,904)	(2,090,932)	(11,885,537)	(45,456,852)	(4,502,363)	(24,949,587)
Change in net unrealized appreciation (depreciation)	(17,641)	(82,431)	1,408,633	5,547,344	(2,696,747)	4,770,482
Change in Net Assets Resulting from Operations	(525,110)	(2,201,111)	(10,620,844)	(40,327,699)	(7,287,519)	(20,385,587)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	5,893,225	4,871,626	33,563,078	8,583,019	14,924,585
Cost of shares redeemed	—	(1,307,594)	(5,836,420)	(11,554,425)	(1,503,254)	—
Change in net assets resulting from capital transactions	—	4,585,631	(964,794)	22,008,653	7,079,765	14,924,585
Change in net assets	(525,110)	2,384,520	(11,585,638)	(18,319,046)	(207,754)	(5,461,002)
NET ASSETS:
Beginning of period	$2,384,520	$—	$43,140,929	$61,459,975	$19,264,065	$24,725,067
End of period	$1,859,410	$2,384,520	$31,555,291	$43,140,929	$19,056,311	$19,264,065
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,383)	$(14,818)	$(371,739)	$(227,799)	$(198,534)	$(110,125)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	2,325,000	1,575,000	900,000	525,000
Issued	—	150,001	300,000	1,200,000	375,000	375,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(300,000)	(450,000)	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	2,325,000	2,325,000	1,200,000	900,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell2000		UltraPro Short QQQ®		UltraPro Short Dow30SM
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,947,825)	$(3,975,778)	$(187,986)	$(33,321)	$(107,780)	$(22,405)
Net realized gain (loss)	(142,559,390)	(446,907,258)	(19,781,120)	(664,726)	(10,508,904)	(1,269,304)
Change in net unrealized appreciation (depreciation)	(26,005,420)	77,811,316	(12,796,914)	(59,610)	(707,319)	673,169
Change in Net Assets Resulting from Operations	(170,512,635)	(373,071,720)	(32,766,020)	(757,657)	(11,324,003)	(618,540)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	212,213,016	665,926,177	86,407,772	28,575,525	40,093,056	11,396,720
Cost of shares redeemed	(162,561,794)	(402,069,456)	(23,571,686)	—	(4,893,525)	—
Change in net assets resulting from capital transactions	49,651,222	263,856,721	62,836,086	28,575,525	35,199,531	11,396,720
Change in net assets	(120,861,413)	(109,214,999)	30,070,066	27,817,868	23,875,528	10,778,180
NET ASSETS:
Beginning of period	$469,252,098	$578,467,097	$27,817,868	$—	$10,778,180	$—
End of period	$348,390,685	$469,252,098	$57,887,934	$27,817,868	$34,653,708	$10,778,180
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,286,180)	$(2,338,355)	$(221,307)	$(33,321)	$(130,185)	$(22,405)
SHARE TRANSACTIONS:
Beginning of period	23,025,000	12,900,000	450,001	—	150,001	—
Issued	9,675,000	26,175,000	1,700,000	450,001	650,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(9,075,000)	(16,050,000)	(550,000)	—	(100,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	23,625,000	23,025,000	1,600,001	450,001	700,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 205

	UltraPro Short S&P500®		UltraPro Short MidCap400		UltraPro Short Russell2000
	Six Months Ended November 30, 2010 (Unaudited)	June 23, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,396,910)	$(1,240,327)	$(18,643)	$(14,395)	$(112,819)	$(22,245)
Net realized gain (loss)	(83,205,205)	(55,299,643)	(1,725,768)	(2,704,450)	(15,149,005)	(2,494,998)
Change in net unrealized appreciation (depreciation)	(58,676,049)	(12,788,257)	(455,282)	271,088	(2,393,227)	(652,641)
Change in Net Assets Resulting from Operations	(143,278,164)	(69,328,227)	(2,199,693)	(2,447,757)	(17,655,051)	(3,169,884)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	403,305,931	406,656,411	—	8,000,080	34,775,717	18,246,791
Cost of shares redeemed	(152,753,126)	(87,954,957)	—	—	(1,411,781)	—
Change in net assets resulting from capital transactions	250,552,805	318,701,454	—	8,000,080	33,363,936	18,246,791
Change in net assets	107,274,641	249,373,227	(2,199,693)	5,552,323	15,708,885	15,076,907
NET ASSETS:
Beginning of period	$249,373,227	$—	$5,552,323	$—	$15,076,907	$—
End of period	$356,647,868	$249,373,227	$3,352,630	$5,552,323	$30,785,792	$15,076,907
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,338,946)	$(942,036)	$(33,038)	$(14,395)	$(135,064)	$(22,245)
SHARE TRANSACTIONS:
Beginning of period	7,200,001	—	100,001	—	300,001	—
Issued	13,400,000	9,700,001	—	100,001	800,000	300,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,600,000)	(2,500,000)	—	—	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	15,000,001	7,200,001	100,001	100,001	1,050,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell1000 Value		UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,577)	$(89,477)	$(34,876)	$(96,186)	$(20,939)	$(35,318)
Net realized gain (loss)	(658,929)	(9,305,486)	(786,374)	(9,873,714)	(1,609,828)	(5,208,426)
Change in net unrealized appreciation (depreciation)	(773,154)	3,577,506	(1,693,754)	4,039,170	(83,426)	879,581
Change in Net Assets Resulting from Operations	(1,461,660)	(5,817,457)	(2,515,004)	(5,930,730)	(1,714,193)	(4,364,163)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	(340,001)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	(340,001)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,443	4,020,319	487	3,494,948	5,261,877	3,940,411
Cost of shares redeemed	(6,463,377)	—	(2,192,072)	(4,267,535)	(4,323,524)	—
Change in net assets resulting from capital transactions	(6,461,934)	4,020,319	(2,191,585)	(772,587)	938,353	3,940,411
Change in net assets	(7,923,594)	(1,797,138)	(4,706,589)	(6,703,317)	(775,840)	(763,753)
NET ASSETS:
Beginning of period	$10,939,331	$12,736,469	$10,547,881	$17,251,198	$3,322,333	$4,086,086
End of period	$3,015,737	$10,939,331	$5,841,292	$10,547,881	$2,546,493	$3,322,333
Accumulated undistributed net investment income (loss) included in end of period net assets	$(82,539)	$(52,962)	$(86,370)	$(51,494)	$(39,322)	$(18,383)
SHARE TRANSACTIONS:
Beginning of period	225,000	150,000	300,000	300,000	150,000	75,000
Issued	—	75,000	—	75,000	225,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	—	(75,000)	(75,000)	(225,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,000	225,000	225,000	300,000	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 207

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value		UltraShort Russell2000 Growth
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(26,278)	$(59,744)	$(48,739)	$(98,489)	$(58,343)	$(106,849)
Net realized gain (loss)	(2,052,161)	(6,871,993)	(2,731,871)	(13,196,971)	(2,542,096)	(11,762,983)
Change in net unrealized appreciation (depreciation)	(662,966)	1,740,870	(361,851)	2,878,061	(3,277,088)	2,332,325
Change in Net Assets Resulting from Operations	(2,741,405)	(5,190,867)	(3,142,461)	(10,417,399)	(5,877,527)	(9,537,507)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	(1,300,001)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	(1,300,001)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,719,673	5,169,082	6,353,444	5,713,065	11,071,911	11,930,679
Cost of shares redeemed	(4,540,679)	(1,592,581)	(2,546,960)	(2,202,379)	(5,885,074)	—
Change in net assets resulting from capital transactions	1,178,994	3,576,501	3,806,484	3,510,686	5,186,837	11,930,679
Change in net assets	(1,562,411)	(1,614,366)	664,023	(6,906,713)	(690,690)	1,093,171
NET ASSETS:
Beginning of period	$5,194,627	$6,808,993	$7,861,747	$14,768,460	$12,525,193	$11,432,022
End of period	$3,632,216	$5,194,627	$8,525,770	$7,861,747	$11,834,503	$12,525,193
Accumulated undistributed net investment income (loss) included in end of period net assets	$(61,099)	$(34,821)	$(99,119)	$(50,380)	$(124,168)	$(65,825)
SHARE TRANSACTIONS:
Beginning of period	225,000	150,000	375,000	300,000	750,000	300,000
Issued	225,000	150,000	300,000	150,000	675,000	450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,000)	(75,000)	(150,000)	(75,000)	(375,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,000	225,000	525,000	375,000	1,050,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Basic Materials		Short Financials		Short Oil & Gas
	Six Months Ended November 30, 2010 (Unaudited)	March 16, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,446)	$(8,645)	$(491,400)	$(973,891)	$(53,294)	$(110,189)
Net realized gain (loss)	(925,461)	299,525	(8,650,411)	(59,289,005)	(1,817,175)	(2,539,339)
Change in net unrealized appreciation (depreciation)	(211,890)	51,629	3,373,383	22,178,168	(1,206,681)	574,872
Change in Net Assets Resulting from Operations	(1,156,797)	342,509	(5,768,428)	(38,084,728)	(3,077,150)	(2,074,656)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	5,000,600	40,957,261	68,516,279	7,649,364	13,602,259
Cost of shares redeemed	—	—	(20,635,413)	(84,019,491)	(3,512,483)	(3,798,787)
Change in net assets resulting from capital transactions	—	5,000,600	20,321,848	(15,503,212)	4,136,881	9,803,472
Change in net assets	(1,156,797)	5,343,109	14,553,420	(53,587,940)	1,059,731	7,728,816
NET ASSETS:
Beginning of period	$5,343,109	$—	$103,782,833	$157,370,773	$12,164,246	$4,435,430
End of period	$4,186,312	$5,343,109	$118,336,253	$103,782,833	$13,223,977	$12,164,246
Accumulated undistributed net investment income (loss) included in end of period net assets	$(28,091)	$(8,645)	$(1,020,197)	$(528,797)	$(116,853)	$(63,559)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	2,475,001	2,775,001	225,001	75,001
Issued	—	100,001	975,000	1,425,000	150,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(525,000)	(1,725,000)	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	2,925,001	2,475,001	300,001	225,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 209

	Short Real Estate		Short KBW Regional Banking		UltraShort Basic Materials
	Six Months Ended November 30, 2010 (Unaudited)	March 16, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	April 20, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(86,823)	$(8,181)	$(102,965)	$(8,843)	$(448,236)	$(1,055,285)
Net realized gain (loss)	(5,433,535)	(44,865)	(2,057,046)	1,050,468	(36,937,312)	(129,386,725)
Change in net unrealized appreciation (depreciation)	883,906	(133,250)	2,188,505	(6,396)	(21,267,483)	17,749,424
Change in Net Assets Resulting from Operations	(4,636,452)	(186,296)	28,494	1,035,229	(58,653,031)	(112,692,586)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,222,368	5,000,600	34,869,708	18,630,101	52,098,760	236,248,054
Cost of shares redeemed	(12,343,403)	—	(20,098,167)	—	(29,446,724)	(54,455,146)
Change in net assets resulting from capital transactions	22,878,965	5,000,600	14,771,541	18,630,101	22,652,036	181,792,908
Change in net assets	18,242,513	4,814,304	14,800,035	19,665,330	(36,000,995)	69,100,322
NET ASSETS:
Beginning of period	$4,814,304	$—	$19,665,330	$—	$131,792,460	$62,692,138
End of period	$23,056,817	$4,814,304	$34,465,365	$19,665,330	$95,791,465	$131,792,460
Accumulated undistributed net investment income (loss) included in end of period net assets	$(95,004)	$(8,181)	$(111,808)	$(8,843)	$(1,069,195)	$(620,959)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	300,001	—	3,314,819	705,000	(c)
Issued	750,000	100,001	500,000	300,001	1,800,000	3,735,000	(c)
Issued in-kind	—	—	—	—	—	—	(c)
Redeemed	(300,000)	—	(300,000)	—	(1,050,000)	(1,125,181	)(c)
Redemption in-kind	—	—	—	—	—	—	(c)
Shares outstanding, end of period	550,001	100,001	500,001	300,001	4,064,819	3,314,819	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Nasdaq Biotechnology		UltraShort Consumer Goods		UltraShort Consumer Services
	Six Months Ended November 30, 2010 (Unaudited)	April 7, 2010* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,786)	$(7,944)	$(51,056)	$(168,507)	$(140,732)	$(446,138)
Net realized gain (loss)	(1,498,092)	1,089,371	(2,100,768)	(15,969,979)	(7,250,072)	(60,391,341)
Change in net unrealized appreciation (depreciation)	(185,188)	375,938	(1,832,952)	4,491,100	(3,435,461)	14,013,542
Change in Net Assets Resulting from Operations	(1,708,066)	1,457,365	(3,984,776)	(11,647,386)	(10,826,265)	(46,823,937)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	626	6,001,381	3,191,128	9,836,442	14,685,636	43,537,272
Cost of shares redeemed	(2,815,904)	—	(2,943,860)	(2,678,313)	(10,010,704)	(36,531,671)
Change in net assets resulting from capital transactions	(2,815,278)	6,001,381	247,268	7,158,129	4,674,932	7,005,601
Change in net assets	(4,523,344)	7,458,746	(3,737,508)	(4,489,257)	(6,151,333)	(39,818,336)
NET ASSETS:
Beginning of period	$7,458,746	$—	$15,184,282	$19,673,539	$32,595,146	$72,413,482
End of period	$2,935,402	$7,458,746	$11,446,774	$15,184,282	$26,443,813	$32,595,146
Accumulated undistributed net investment income (loss) included in end of period net assets	$(32,730)	$(7,944)	$(138,770)	$(87,714)	$(329,885)	$(189,153)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	375,000	300,000	1,050,000	1,125,000
Issued	—	100,001	75,000	150,000	450,000	750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(75,000)	(75,000)	(375,000)	(825,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	100,001	375,000	375,000	1,125,000	1,050,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 211

	UltraShort Financials		UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,281,290)	$(6,977,782)	$(20,724)	$(59,059)	$(50,341)	$(194,114)
Net realized gain (loss)	(82,611,445)	(1,030,196,210)	(638,494)	(5,201,630)	(2,123,437)	(29,126,349)
Change in net unrealized appreciation (depreciation)	26,970,054	469,165,367	(190,782)	1,775,300	(1,358,632)	8,086,705
Change in Net Assets Resulting from Operations	(57,922,681)	(568,008,625)	(850,000)	(3,485,389)	(3,532,410)	(21,233,758)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	69,487,312	1,014,472,497	—	—	—	10,072,414
Cost of shares redeemed	(115,113,622)	(1,051,974,626)	—	(3,147,057)	—	(10,651,255)
Change in net assets resulting from capital transactions	(45,626,310)	(37,502,129)	—	(3,147,057)	—	(578,841)
Change in net assets	(103,548,991)	(605,510,754)	(850,000)	(6,632,446)	(3,532,410)	(21,812,599)
NET ASSETS:
Beginning of period	$598,762,518	$1,204,273,272	$5,703,116	$12,335,562	$13,937,249	$35,749,848
End of period	$495,213,527	$598,762,518	$4,853,116	$5,703,116	$10,404,839	$13,937,249
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,925,582)	$(3,644,292)	$(46,515)	$(25,791)	$(137,998)	$(87,657)
SHARE TRANSACTIONS:
Beginning of period	28,350,000	29,100,000	150,000	225,000	675,000	825,000
Issued	3,525,000	35,025,000	—	—	—	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,000,000)	(35,775,000)	—	(75,000)	—	(375,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	25,875,000	28,350,000	150,000	150,000	675,000	675,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Oil & Gas			UltraShort Real Estate			UltraShort Semiconductors
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010		Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010		Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(512,134)	$(2,275,472)		$(1,516,400)	$(6,963,933)		$(103,633)	$(247,846)
Net realized gain (loss)	(19,627,065)	(113,757,764)		(84,380,243)	(1,576,714,835)		(4,883,682)	(30,738,013)
Change in net unrealized appreciation (depreciation)	(32,498,371)	57,994,876		(36,858,703)	504,898,058		(2,384,174)	5,202,673
Change in Net Assets Resulting from Operations	(52,637,570)	(58,038,360)		(122,755,346)	(1,078,780,710)		(7,371,489)	(25,783,186)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	101,699,104	376,956,618		69,453,475	974,265,615		9,533,455	25,066,561
Cost of shares redeemed	(87,577,103)	(400,797,042)		(73,409,176)	(695,645,384)		(4,705,798)	(9,336,950)
Change in net assets resulting from capital transactions	14,122,001	(23,840,424)		(3,955,701)	278,620,231		4,827,657	15,729,611
Change in net assets	(38,515,569)	(81,878,784)		(126,711,047)	(800,160,479)		(2,543,832)	(10,053,575)
NET ASSETS:
Beginning of period	$137,688,497	$219,567,281		$439,024,265	$1,239,184,744		$24,477,317	$34,530,892
End of period	$99,172,928	$137,688,497		$312,313,218	$439,024,265		$21,933,485	$24,477,317
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,597,768)	$(1,085,634)		$(4,964,634)	$(3,448,234)		$(240,839)	$(137,206)
SHARE TRANSACTIONS:
Beginning of period	1,994,794	2,535,000	(c)	16,034,064	12,720,000	(c)	1,500,000	900,000
Issued	1,725,000	4,830,000	(c)	2,775,000	16,605,000	(c)	600,000	975,000
Issued in-kind	—	—	(c)	—	—	(c)	—	—
Redeemed	(1,500,000)	(5,370,206	)(c)	(3,225,000)	(13,290,936	)(c)	(300,000)	(375,000)
Redemption in-kind	—	—	(c)	—	—	(c)	—	—
Shares outstanding, end of period	2,219,794	1,994,794	(c)	15,584,064	16,034,064	(c)	1,800,000	1,500,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 213

	UltraShort Technology		UltraShort Telecommunications		UltraShort Utilities
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(88,809)	$(214,772)	$(7,498)	$(15,299)	$(24,276)	$(73,572)
Net realized gain (loss)	(4,336,176)	(28,407,320)	(481,246)	(724,722)	(917,094)	(5,743,149)
Change in net unrealized appreciation (depreciation)	(2,059,927)	9,420,027	(135,623)	(15,776)	(474,517)	2,092,456
Change in Net Assets Resulting from Operations	(6,484,912)	(19,202,065)	(624,367)	(755,797)	(1,415,887)	(3,724,265)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(8,014)	—	(32,214)
Net realized gains on investments	—	—	—	(710,001)	—	(2,580,000)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	(718,015)	—	(2,612,214)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,384,421	6,631,215	855,554	1,243,577	1,334,004	2,365,426
Cost of shares redeemed	(7,886,092)	(1,596,176)	(780,951)	—	—	(1,691,046)
Change in net assets resulting from capital transactions	6,498,329	5,035,039	74,603	1,243,577	1,334,004	674,380
Change in net assets	13,417	(14,167,026)	(549,764)	(230,235)	(81,883)	(5,662,099)
NET ASSETS:
Beginning of period	$22,223,901	$36,390,927	$2,095,092	$2,325,327	$6,656,104	$12,318,203
End of period	$22,237,318	$22,223,901	$1,545,328	$2,095,092	$6,574,221	$6,656,104
Accumulated undistributed net investment income (loss) included in end of period net assets	$(204,908)	$(116,099)	$(16,409)	$(8,911)	$(62,040)	$(37,764)
SHARE TRANSACTIONS:
Beginning of period	975,000	825,000	150,000	75,000	300,000	300,000
Issued	675,000	225,000	75,000	75,000	75,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(375,000)	(75,000)	(75,000)	—	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,275,000	975,000	150,000	150,000	375,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

214 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short MSCI EAFE		Short MSCI Emerging Markets		Short FTSE China 25
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	March 16, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(524,454)	$(520,263)	$(996,792)	$(1,846,638)	$(25,173)	$(9,258)
Net realized gain (loss)	(21,283,604)	(19,729,264)	(60,529,889)	(47,469,615)	(1,757,142)	458,719
Change in net unrealized appreciation (depreciation)	(6,222,654)	9,678,169	10,204,954	882,604	715,777	(444,160)
Change in Net Assets Resulting from Operations	(28,030,712)	(10,571,358)	(51,321,727)	(48,433,649)	(1,066,538)	5,301
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	89,755,489	198,430,321	43,411,884	396,267,187	237	7,576,512
Cost of shares redeemed	(107,382,834)	(84,291,178)	(57,508,525)	(99,425,062)	(2,175,672)	—
Change in net assets resulting from capital transactions	(17,627,345)	114,139,143	(14,096,641)	296,842,125	(2,175,435)	7,576,512
Change in net assets	(45,658,057)	103,567,785	(65,418,368)	248,408,476	(3,241,973)	7,581,813
NET ASSETS:
Beginning of period	$164,029,106	$60,461,321	$303,109,007	$54,700,531	$7,581,813	$—
End of period	$118,371,049	$164,029,106	$237,690,639	$303,109,007	$4,339,840	$7,581,813
Accumulated undistributed net investment income (loss) included in end of period net assets	$(834,265)	$(309,811)	$(2,234,130)	$(1,237,338)	$(34,431)	$(9,258)
SHARE TRANSACTIONS:
Beginning of period	2,550,000	825,000	7,575,000	1,050,000	150,001	—
Issued	1,500,000	3,150,000	1,200,000	8,625,000	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,875,000)	(1,425,000)	(1,575,000)	(2,100,000)	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,175,000	2,550,000	7,200,000	7,575,000	100,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 215

	UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets			UltraShort MSCI Europe
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010		Six Months Ended November 30, 2010 (Unaudited)	June 16, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(126,942)	$(300,979)	$(607,831)	$(1,762,727)		$(338,665)	$(201,842)
Net realized gain (loss)	(12,047,256)	(34,507,234)	(48,118,668)	(202,237,566)		(57,357,654)	18,347,862
Change in net unrealized appreciation (depreciation)	(2,195,236)	19,168,739	(15,669,391)	61,692,656		6,702,847	(16,934,005)
Change in Net Assets Resulting from Operations	(14,369,434)	(15,639,474)	(64,395,890)	(142,307,637)		(50,993,472)	1,212,015
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,992,889	36,498,970	33,731,547	402,952,418		47,750,024	226,673,931
Cost of shares redeemed	(14,891,832)	(29,462,644)	(80,207,208)	(236,481,980)		(114,903,183)	(40,644,174)
Change in net assets resulting from capital transactions	(11,898,943)	7,036,326	(46,475,661)	166,470,438		(67,153,159)	186,029,757
Change in net assets	(26,268,377)	(8,603,148)	(110,871,551)	24,162,801		(118,146,631)	187,241,772
NET ASSETS:
Beginning of period	$47,602,943	$56,206,091	$231,237,935	$207,075,134		$187,241,772	$—
End of period	$21,334,566	$47,602,943	$120,366,384	$231,237,935		$69,095,141	$187,241,772
Accumulated undistributed net investment income (loss) included in end of period net assets	$(284,020)	$(157,078)	$(1,632,290)	$(1,024,459)		$(520,859)	$(182,194)
SHARE TRANSACTIONS:
Beginning of period	1,050,000	900,000	4,169,744	1,995,000	(c)	7,000,001	—
Issued	75,000	750,000	825,000	6,330,000	(c)	2,150,000	8,750,001
Issued in-kind	—	—	—	—	(c)	—	—
Redeemed	(450,000)	(600,000)	(1,725,000)	(4,155,256	)(c)	(5,150,000)	(1,750,000)
Redemption in-kind	—	—	—	—	(c)	—	—
Shares outstanding, end of period	675,000	1,050,000	3,269,744	4,169,744	(c)	4,000,001	7,000,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Pacific ex-Japan		UltraShort MSCI Brazil		UltraShort FTSE China 25
	Six Months Ended November 30, 2010 (Unaudited)	June 16, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	June 16, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,715)	$(26,447)	$(132,975)	$(120,270)	$(1,089,341)	$(2,917,885)
Net realized gain (loss)	(2,299,149)	(2,449,991)	(26,313,446)	6,419,289	(80,382,107)	(136,299,376)
Change in net unrealized appreciation (depreciation)	988,922	(850,308)	11,111,452	(10,248,432)	(17,064,798)	19,923,747
Change in Net Assets Resulting from Operations	(1,318,942)	(3,326,746)	(15,334,969)	(3,949,413)	(98,536,246)	(119,293,514)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	635,818	12,442,777	11,537,502	53,850,459	30,735,065	516,331,395
Cost of shares redeemed	—	(5,890,216)	(16,973,520)	(7,324,283)	(128,215,562)	(166,246,771)
Change in net assets resulting from capital transactions	635,818	6,552,561	(5,436,018)	46,526,176	(97,480,497)	350,084,624
Change in net assets	(683,124)	3,225,815	(20,770,987)	42,576,763	(196,016,743)	230,791,110
NET ASSETS:
Beginning of period	$3,225,815	$—	$42,576,763	$—	$400,476,963	$169,685,853
End of period	$2,542,691	$3,225,815	$21,805,776	$42,576,763	$204,460,220	$400,476,963
Accumulated undistributed net investment income (loss) included in end of period net assets	$(26,253)	$(17,538)	$(235,049)	$(102,074)	$(3,024,277)	$(1,934,936)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	1,650,001	—	9,494,589	2,490,000	(c)
Issued	50,000	500,001	500,000	1,900,001	900,000	10,620,000	(c)
Issued in-kind	—	—	—	—	—	—	(c)
Redeemed	—	(350,000)	(900,000)	(250,000)	(3,675,000)	(3,615,411	)(c)
Redemption in-kind	—	—	—	—	—	—	(c)
Shares outstanding, end of period	200,001	150,001	1,250,001	1,650,001	6,719,589	9,494,589	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 217

	UltraShort MSCI Japan		UltraShort MSCI Mexico Investable Market		Short 20+ Year Treasury
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	June 16, 2009* through May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	August 18, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,163)	$(128,699)	$(17,623)	$(58,228)	$(2,001,614)	$(1,749,937)
Net realized gain (loss)	(3,245,235)	(5,868,628)	(1,534,889)	(9,883,644)	(20,560,098)	(39,102,009)
Change in net unrealized appreciation (depreciation)	(180,943)	2,350,854	(149,921)	(579,674)	(5,847,965)	(856,159)
Change in Net Assets Resulting from Operations	(3,488,341)	(3,646,473)	(1,702,433)	(10,521,546)	(28,409,677)	(41,708,105)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,460,658	11,293,794	3,332,618	21,020,487	281,974,598	550,292,576
Cost of shares redeemed	—	(6,122,835)	(2,140,292)	(7,034,274)	(36,374,689)	(29,066,558)
Change in net assets resulting from capital transactions	3,460,658	5,170,959	1,192,326	13,986,213	245,599,909	521,226,018
Change in net assets	(27,683)	1,524,486	(510,107)	3,464,667	217,190,232	479,517,913
NET ASSETS:
Beginning of period	$14,752,275	$13,227,789	$3,464,667	$—	$479,517,913	$—
End of period	$14,724,592	$14,752,275	$2,954,560	$3,464,667	$696,708,145	$479,517,913
Accumulated undistributed net investment income (loss) included in end of period net assets	$(149,759)	$(87,596)	$(39,952)	$(22,329)	$(3,678,829)	$(1,677,215)
SHARE TRANSACTIONS:
Beginning of period	300,000	225,000	150,001	—	10,550,001	—
Issued	75,000	225,000	150,000	400,001	6,700,000	11,150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(150,000)	(100,000)	(250,000)	(850,000)	(600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	375,000	300,000	200,001	150,001	16,400,001	10,550,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		Credit Suisse 130/30
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	July 13, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,384,585)	$(3,251,709)	$(17,978,658)	$(38,818,447)	$312,240	$233,364
Net realized gain (loss)	(108,833,366)	(6,329,493)	(165,891,338)	(846,150,443)	(807,609)	3,072,523
Change in net unrealized appreciation (depreciation)	55,309,202	(58,092,258)	(439,314,274)	(209,612,928)	4,292,176	(1,237,559)
Change in Net Assets Resulting from Operations	(54,908,749)	(67,673,460)	(623,184,270)	(1,094,581,818)	3,796,807	2,068,328
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(169,258)	(112,115)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(169,258)	(112,115)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	122,888,647	202,928,705	2,038,281,684	5,622,012,441	7,574,296	69,756,104
Cost of shares redeemed	(6,864,762)	(213,447,239)	(1,472,455,854)	(3,426,690,486)	(7,267,641)	(16,942,402)
Change in net assets resulting from capital transactions	116,023,885	(10,518,534)	565,825,830	2,195,321,955	306,655	52,813,702
Change in net assets	61,115,136	(78,191,994)	(57,358,440)	1,100,740,137	3,934,204	54,769,915
NET ASSETS:
Beginning of period	$367,630,366	$445,822,360	$5,158,950,572	$4,058,210,435	$54,769,915	$—
End of period	$428,745,502	$367,630,366	$5,101,592,132	$5,158,950,572	$58,704,119	$54,769,915
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,277,906)	$(1,893,321)	$(41,693,730)	$(23,715,072)	$264,231	$121,249
SHARE TRANSACTIONS:
Beginning of period	7,875,000	7,875,000	128,550,000	77,325,000	1,100,001	—
Issued	3,075,000	3,900,000	60,525,000	120,675,000	—	1,200,001
Issued in-kind	—	—	—	—	150,000	250,000
Redeemed	(150,000)	(3,900,000)	(41,625,000)	(69,450,000)	—	—
Redemption in-kind	—	—	—	—	(150,000)	(350,000)
Shares outstanding, end of period	10,800,000	7,875,000	147,450,000	128,550,000	1,100,001	1,100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 219

Financial Highlights

220 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2010 (Unaudited)	$57.81	$(0.06)	$16.46	$0.01		$16.41	$—	$—	$—	$—	$74.22	28.39%	28.47%
Year ended May 31, 2010	36.11	(0.21)	21.90	0.01		21.70	—	—	—	—	57.81	60.09	60.08
Year ended May 31, 2009	90.42	(0.07)	(54.22)	0.01		(54.28)	—	—	(0.03)	(0.03)	36.11	(60.05)	(60.09)
Year ended May 31, 2008	94.58	0.13	0.75	0.05		0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—		30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Six Months ended November 30, 2010 (Unaudited)	41.60	0.16	7.60	—	(h)	7.76	(0.18)	—	—	(0.18)	49.18	18.69	18.60
Year ended May 31, 2010	29.21	0.41	12.49	0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03		(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—		34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91
Ultra S&P500®
Six Months ended November 30, 2010 (Unaudited)	36.25	0.18	5.99	—	(h)	6.17	(0.20)	—	—	(0.20)	42.22	17.08	17.00
Year ended May 31, 2010	26.21	0.29	10.09	0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03		(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—		32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2010 (Unaudited)	1.03%	0.95%	(0.26)%	(0.18)%	$807,164	1%
Year ended May 31, 2010	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Six Months ended November 30, 2010 (Unaudited)	1.00	0.95	0.66	0.72	295,070	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Six Months ended November 30, 2010 (Unaudited)	0.93	0.93	0.96	0.96	1,456,688	2
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 221

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell3000
Six Months ended November 30, 2010 (Unaudited)	$57.52	$0.09	$9.96	$0.02		$10.07	$(0.15)	$—	$—	$(0.15)	$67.44	17.54%	16.72%
June 30, 2009* through May 31, 2010	40.00	0.44	17.29	0.03		17.76	(0.24)	—	—	(0.24)	57.52	44.37	44.50
Ultra MidCap400
Six Months ended November 30, 2010 (Unaudited)	45.55	— (h)	10.44	—	(h)	10.44	(0.01)	—	—	(0.01)	55.98	22.93	22.84
Year ended May 31, 2010	26.82	0.04	18.79	0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)	0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—		33.69	(0.73)	(3.93)	—	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
Six Months ended November 30, 2010 (Unaudited)	34.34	(0.02)	5.64	—	(h)	5.62	—	—	—	—	39.96	16.37	16.12
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—		12.62	—	—	—	—	82.62	18.03	18.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell3000
Six Months ended November 30, 2010 (Unaudited)	4.27%	0.95%	(3.02)%	0.30%	$6,744	7%
June 30, 2009* through May 31, 2010	4.17	0.95	(2.37)	0.85	5,752	8
Ultra MidCap400
Six Months ended November 30, 2010 (Unaudited)	1.13	0.95	(0.17)	0.01	100,758	5
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Six Months ended November 30, 2010 (Unaudited)	1.48	0.95	(0.63)	(0.11)	41,953	6
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Six Months ended November 30, 2010 (Unaudited)	$31.27	$—	(h)	$5.48		$—	(h)	$5.48	$(0.01)	$—	$—	$(0.01)	$36.74	17.54%	17.40%
Year ended May 31, 2010	18.76	—	(h)	12.54		0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14		(37.07)		0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36		(22.76)		0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27		9.50		—		9.77	—	—	—	—	79.77	13.96	14.29
UltraPro QQQ®
Six Months ended November 30, 2010 (Unaudited)	90.87	(0.08)		37.91		0.01		37.84	—	—	—	—	128.71	41.65	41.46
February 9, 2010* through May 31, 2010	80.00	(0.06)		10.92	(i)	0.01		10.87	—	—	—	—	90.87	13.59	13.81
UltraPro Dow30SM
Six Months ended November 30, 2010 (Unaudited)	81.47	0.18		21.62		0.03		21.83	(0.24)	—	—	(0.24)	103.06	26.84	27.21
February 9, 2010* through May 31, 2010	80.00	0.16		1.33	(i)	0.01		1.50	(0.03)	—	—	(0.03)	81.47	1.86	1.75
UltraPro S&P500®
Six Months ended November 30, 2010 (Unaudited)	137.02	0.29		32.04		0.03		32.36	(0.31)	—	—	(0.31)	169.07	23.66	23.70
June 23, 2009* through May 31, 2010	80.00	0.76		56.44		0.05		57.25	(0.23)	—	—	(0.23)	137.02	71.53	71.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2010 (Unaudited)	1.23%	0.95%	(0.29)%	(0.01)%	$206,683	20%
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
UltraPro QQQ®
Six Months ended November 30, 2010 (Unaudited)	1.21	0.95	(0.42)	(0.16)	115,837	1
February 9, 2010* through May 31, 2010	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
Six Months ended November 30, 2010 (Unaudited)	1.39	0.95	(0.06)	0.38	20,612	—	(j)
February 9, 2010* through May 31, 2010	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro S&P500®
Six Months ended November 30, 2010 (Unaudited)	1.07	0.95	0.28	0.40	219,789	2
June 23, 2009* through May 31, 2010	1.27	0.95	0.24	0.56	137,017	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 223

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Six Months ended November 30, 2010 (Unaudited)	$99.09	$(0.02)	$31.21	$0.01		$31.20	$—	$—	$(0.06)	$(0.06)	$130.23	31.52%	31.35%
February 9, 2010* through May 31, 2010	80.00	(0.01)	19.12	—	(h)	19.11	(0.02)	—	—	(0.02)	99.09	23.88	24.00
UltraPro Russell2000
Six Months ended November 30, 2010 (Unaudited)	104.42	(0.14)	22.00	0.04		21.90	—	—	—	—	126.32	20.98	20.98
February 9, 2010* through May 31, 2010	80.00	(0.10)	24.51	0.01		24.42	—	—	—	—	104.42	30.53	30.64
Ultra Russell1000 Value
Six Months ended November 30, 2010 (Unaudited)	22.77	0.11	2.30	—	(h)	2.41	(0.10)	—	—	(0.10)	25.08	10.63	9.87
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Six Months ended November 30, 2010 (Unaudited)	36.40	0.06	9.12	—	(h)	9.18	(0.05)	—	—	(0.05)	45.53	25.24	24.63
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	—	75.80	8.29	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Six Months ended November 30, 2010 (Unaudited)	1.66%	0.95%	(0.74)%	(0.03)%	$26,047	30%
February 9, 2010* through May 31, 2010	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
Six Months ended November 30, 2010 (Unaudited)	1.97	0.95	(1.29)	(0.27)	37,895	13
February 9, 2010* through May 31, 2010	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Six Months ended November 30, 2010 (Unaudited)	2.27	0.95	(0.34)	0.98	11,286	28
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Six Months ended November 30, 2010 (Unaudited)	2.19	0.95	(0.92)	0.32	13,660	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

224 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Six Months ended November 30, 2010 (Unaudited)	$26.83	$0.03		$4.48	$—	(h)	$4.51	$(0.06)	$—	$—	$(0.06)	$31.28	16.82%	16.67%
Year ended May 31, 2010	15.31	0.18		11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30		(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81		(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39		4.60	—		4.99	—	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
Six Months ended November 30, 2010 (Unaudited)	32.98	(0.05)		9.52	—	(h)	9.47	—	—	—	—	42.45	28.71	28.69
Year ended May 31, 2010	20.61	—	(h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07		(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25		(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13		6.14	—		6.27	—	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Six Months ended November 30, 2010 (Unaudited)	24.85	0.04		2.19	—	(h)	2.23	(0.05)	—	—	(0.05)	27.03	9.02	8.74
Year ended May 31, 2010	14.47	0.10		10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25		(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63		(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36		0.43	—		0.79	—	—	—	—	70.79	1.13	0.59

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Six Months ended November 30, 2010 (Unaudited)	3.02%	0.95%	(1.85)%	0.21%	$7,039	80%
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Six Months ended November 30, 2010 (Unaudited)	2.35	0.95	(1.68)	(0.28)	12,736	64
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Six Months ended November 30, 2010 (Unaudited)	2.14	0.95	(0.86)	0.33	20,274	30
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 225

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Growth
Six Months ended November 30, 2010 (Unaudited)	$32.97	$(0.06)	$8.60		$—		$8.54	$—	$—	$—	$—	$41.51	25.90%	25.65%
Year ended May 31, 2010	20.61	(0.12)	12.48		—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)		0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18	(15.03)		—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07	3.99		—		4.06	—	—	—	—	74.06	5.80	4.13
Ultra Basic Materials
Six Months ended November 30, 2010 (Unaudited)	29.38	(0.03)	12.45		—	(h)	12.42	(0.03)	—	—	(0.03)	41.77	42.33	41.95
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50	20.78		—		21.28	—	—	—	—	91.28	30.40	30.59
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2010 (Unaudited)	46.00	0.06	6.50		—		6.56	(0.03)	—	(0.06)	(0.09)	52.47	14.26	13.43
April 7, 2010* through May 31, 2010	60.00	(0.06)	(13.95)		0.01		(14.00)	—	—	—	—	46.00	(23.33)	(22.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Growth
Six Months ended November 30, 2010 (Unaudited)	2.07%	0.95%	(1.49)%	(0.38)%	$24,907	34%
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5
Ultra Basic Materials
Six Months ended November 30, 2010 (Unaudited)	1.01	0.95	(0.25)	(0.19)	303,885	3
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2010 (Unaudited)	2.16	0.95	(0.98)	0.24	5,247	4
April 7, 2010* through May 31, 2010	4.38	0.95	(4.16)	(0.73)	4,600	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Six Months ended November 30, 2010 (Unaudited)	$50.42	$0.37		$12.53	$0.01		$12.91	$(0.41)	$—	$—	$(0.41)	$62.92	25.73%	26.42%
Year ended May 31, 2010	35.37	0.72		15.00	—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24
Year ended May 31, 2009	65.69	0.69		(30.25)	0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10		(10.07)	0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44		6.27	—		6.71	—	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Six Months ended November 30, 2010 (Unaudited)	38.03	—	(h)	7.82	—	(h)	7.82	(0.03)	—	—	(0.03)	45.82	20.59	20.81
Year ended May 31, 2010	21.79	0.10		16.25	—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95
Year ended May 31, 2009	49.21	0.17		(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36		(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16		3.19	—		3.35	—	—	—	—	73.35	4.80	3.49
Ultra Financials
Six Months ended November 30, 2010 (Unaudited)	57.22	0.05		(2.28)	—	(h)	(2.23)	— (h)	—	—	— (h)	54.99	(3.89)	(3.97)
Year ended May 31, 2010(l)	41.27	0.14		16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19		(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)
Year ended May 31, 2008(l)	719.00	6.98		(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)
January 30, 2007* through May 31, 2007(l)	700.00	5.55		13.45	—		19.00	—	—	—	—	719.00	2.71	2.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Six Months ended November 30, 2010 (Unaudited)	1.59%	0.95%	0.69%	1.33%	$18,877	2%
Year ended May 31, 2010	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Six Months ended November 30, 2010 (Unaudited)	1.87	0.95	(0.90)	0.02	10,308	3
Year ended May 31, 2010	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Six Months ended November 30, 2010 (Unaudited)	0.96	0.95	0.15	0.17	1,164,965	3
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007(l)	2.28	0.95	1.10	2.43	10,785	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 227

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2010 (Unaudited)	$43.22	$0.24	$4.40		$—	(h)	$4.64	$(0.24)	$—	$—	$(0.24)	$47.62	10.74%	10.11%
Year ended May 31, 2010	34.15	0.59	9.16		0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57
Year ended May 31, 2009	58.11	0.44	(23.96)		—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)		0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46		—		7.98	—	—	—	—	77.98	11.40	11.53
Ultra Industrials
Six Months ended November 30, 2010 (Unaudited)	33.39	0.20	6.15		—	(h)	6.35	(0.09)	—	—	(0.09)	39.65	19.04	18.95
Year ended May 31, 2010	20.15	0.21	13.22		—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)		0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)		0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58		—		16.92	—	—	—	—	86.92	24.17	24.29
Ultra Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	28.68	0.09	10.12		—	(h)	10.21	(0.15)	—	—	(0.15)	38.74	35.74	35.98
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29	(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73	32.36		0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36	24.58		—		24.94	—	—	—	—	94.94	35.63	36.01

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2010 (Unaudited)	1.24%	0.95%	0.75%	1.04%	$49,998	2%
Year ended May 31, 2010	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Six Months ended November 30, 2010 (Unaudited)	1.42	0.95	0.72	1.19	26,766	2
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1
Ultra Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	1.01	0.95	0.52	0.58	322,536	6
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Six Months ended November 30, 2010 (Unaudited)	$39.93	$0.26		$6.32		$—	(h)	$6.58	$(0.29)	$—	$—	$(0.29)	$46.22	16.55%	16.80%
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07		(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)
January 30, 2007* through May 31, 2007(k)	350.00	2.18		(43.10)		—		(40.92)	—	—	—	—	309.08	(11.69)	(11.86)
Ultra KBW Regional Banking
Six Months ended November 30, 2010 (Unaudited)	47.13	0.12		(10.91)		0.02		(10.77)	(0.11)	—	(0.03)	(0.14)	36.22	(22.88)	(22.78)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)		0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)
Ultra Semiconductors
Six Months ended November 30, 2010 (Unaudited)	31.90	0.03		4.97		—	(h)	5.00	(0.05)	—	—	(0.05)	36.85	15.70	15.83
Year ended May 31, 2010	19.01	0.11		12.96		0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24		(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68		(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28		8.22		—		8.50	—	—	—	—	78.50	12.14	12.34

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2010 (Unaudited)	0.98%	0.95%	1.18%	1.21%	$497,073	3%
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007(k)	1.87	0.95	1.09	2.01	4,636	114
Ultra KBW Regional Banking
Six Months ended November 30, 2010 (Unaudited)	1.77	0.95	(0.23)	0.59	5,433	18
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24
Ultra Semiconductors
Six Months ended November 30, 2010 (Unaudited)	1.14	0.95	0.01	0.20	66,324	3
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 229

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2010 (Unaudited)	$47.65	$(0.05)	$9.05		$—	(h)	$9.00	$—	$—	$—	$—	$56.65	18.89%	19.03%
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37
Ultra Telecommunications
Six Months ended November 30, 2010 (Unaudited)	37.63	0.16	9.62		0.01		9.79	(0.41)	—	—	(0.41)	47.01	26.25	23.89
Year ended May 31, 2010	31.06	0.95	6.53		—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)		0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Six Months ended November 30, 2010 (Unaudited)	33.90	0.54	5.87		—	(h)	6.41	(0.48)	—	—	(0.48)	39.83	18.99	17.47
Year ended May 31, 2010	27.98	0.94	6.01		0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06	(50.96)		0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)		—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53		—		20.27	—	—	—	—	90.27	28.96	29.24

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2010 (Unaudited)	1.08%	0.95%	(0.32)%	(0.19)%	$152,947	2%
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
Six Months ended November 30, 2010 (Unaudited)	3.07	0.95	(1.39)	0.74	7,052	19
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Six Months ended November 30, 2010 (Unaudited)	1.55	0.95	2.20	2.80	20,910	3
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	$57.99	$(0.28)	$15.16	$0.01		$14.89	$(0.02)	$—	$—	$(0.02)	$72.86	25.61%	27.12%
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	73.02	(0.08)	22.76	0.02		22.70	(0.14)	—	—	(0.14)	95.58	31.12	34.13
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra MSCI Europe
Six Months ended November 30, 2010 (Unaudited)	22.92	(0.12)	6.55	—	(h)	6.43	—	—	—	—	29.35	28.05	25.36
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2010 (Unaudited)	22.09	(0.12)	10.31	—		10.19	—	—	—	—	32.28	46.13	42.08
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil
Six Months ended November 30, 2010 (Unaudited)	25.38	(0.13)	6.86	0.02		6.75	—	—	—	—	32.13	26.60	34.49
April 27, 2010* through May 31, 2010	30.00	(0.02)	(4.61)	0.01		(4.62)	—	—	—	—	25.38	(15.40)	(20.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	2.60%	0.95%	(2.46)%	(0.80)%	$7,286	—%
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	1.35	0.95	(0.58)	(0.18)	38,230	54
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
Six Months ended November 30, 2010 (Unaudited)	2.81	0.95	(2.67)	(0.82)	2,935	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2010 (Unaudited)	3.04	0.95	(2.91)	(0.82)	3,228	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
Six Months ended November 30, 2010 (Unaudited)	1.92	0.95	(1.78)	(0.81)	12,852	—
April 27, 2010* through May 31, 2010	11.20	0.95	(11.04)	(0.80)	3,808	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 231

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	$60.37	$(0.28)	$13.38		$0.02		$13.12	$—	$—	$—	$—	$73.49	21.73%	22.03%
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57
Ultra MSCI Japan
Six Months ended November 30, 2010 (Unaudited)	59.20	(0.25)	9.45		0.01		9.21	—	—	—	—	68.41	15.56	14.28
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01		(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2010 (Unaudited)	26.65	(0.12)	11.04		—	(h)	10.92	—	—	—	—	37.57	40.98	44.28
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01		(3.35)	—	—	—	—	26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2010 (Unaudited)	76.71	(0.09)	10.35		0.11		10.37	—	—	—	—	87.08	13.52	13.33
January 19, 2010* through May 31, 2010	70.00	— (h)	6.67		0.04		6.71	—	—	—	—	76.71	9.59	9.41
Ultra 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	80.75	0.23	5.67	(i)	0.11		6.01	(0.03)	—	—	(0.03)	86.73	7.44	6.88
January 19, 2010* through May 31, 2010	70.00	0.17	10.48		0.16		10.81	(0.06)	—	—	(0.06)	80.75	15.45	15.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	1.31%	0.95%	(1.18)%	(0.82)%	$36,743	—%
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—
Ultra MSCI Japan
Six Months ended November 30, 2010 (Unaudited)	2.73	0.95	(2.58)	(0.80)	10,261	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2010 (Unaudited)	3.41	0.95	(3.27)	(0.81)	1,878	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Six Months ended November 30, 2010 (Unaudited)	1.32	0.95	(0.58)	(0.21)	8,708	124
January 19, 2010* through May 31, 2010	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	1.33	0.95	0.13	0.50	13,010	80
January 19, 2010* through May 31, 2010	2.16	0.95	(0.53)	0.68	8,075	228

*  Commencement of investment operations.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Six Months ended November 30, 2010 (Unaudited)	$42.80	$(0.16)	$(6.22)	$—	(h)	$(6.38)	$—	$—	$—	$—	$36.42	(14.91)%	(14.93)%
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01		(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02		9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05		(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—		(10.03)	(1.58)	—	—	(1.58)	58.39	(14.48)	(14.39)
Short Dow30SM
Six Months ended November 30, 2010 (Unaudited)	52.39	(0.20)	(5.40)	—	(h)	(5.60)	—	—	—	—	46.79	(10.69)	(10.78)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02		14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03		5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—		(10.28)	(1.47)	—	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P500®
Six Months ended November 30, 2010 (Unaudited)	52.38	(0.19)	(5.31)	0.01		(5.49)	—	—	—	—	46.89	(10.48)	(10.43)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01		(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03		15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03		6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—		(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short QQQ®
Six Months ended November 30, 2010 (Unaudited)	1.06%	0.95%	(0.90)%	(0.79)%	$229,424	—%
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Six Months ended November 30, 2010 (Unaudited)	0.99	0.95	(0.83)	(0.80)	277,231	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P500®
Six Months ended November 30, 2010 (Unaudited)	0.90	0.90	(0.75)	(0.75)	1,927,392	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 233

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Six Months ended November 30, 2010 (Unaudited)	$41.03	$(0.16)	$(5.42)	$—		$(5.58)	$—	$—	$—	$—	$35.45	(13.60)%	(13.61)%
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Six Months ended November 30, 2010 (Unaudited)	35.54	(0.14)	(4.32)	—	(h)	(4.46)	—	—	—	—	31.08	(12.55)	(12.61)
Year ended May 31, 2010	51.47	(0.35)	(15.59)	0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
Six Months ended November 30, 2010 (Unaudited)	40.28	(0.16)	(5.27)	—	(h)	(5.43)	—	—	—	—	34.85	(13.48)	(13.39)
Year ended May 31, 2010	58.14	(0.38)	(17.49)	0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	—	66.19	(5.44)	(5.29)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MidCap400
Six Months ended November 30, 2010 (Unaudited)	1.19%	0.95%	(1.03)%	(0.80)%	$34,562	—%
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Six Months ended November 30, 2010 (Unaudited)	1.26	0.95	(1.10)	(0.79)	27,969	—
Year ended May 31, 2010	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
Six Months ended November 30, 2010 (Unaudited)	1.04	0.95	(0.89)	(0.80)	290,109	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Six Months ended November 30, 2010 (Unaudited)	$18.02	$(0.06)	$(5.13)	$—	(h)	$(5.19)	$—	$—	$—	$—	$12.83	(28.80)%	(28.68)%
Year ended May 31, 2010	34.37	(0.18)	(16.17)	—	(h)	(16.35)	—	—	—	—	18.02	(47.57)	(47.67)
Year ended May 31, 2009	37.40	0.10	6.62	0.05		6.77	(0.30)	(9.50)	—	(9.80)	34.37	7.08	7.00
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05		(7.10)	(1.71)	—	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—		(22.88)	(0.91)	—	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Six Months ended November 30, 2010 (Unaudited)	29.25	(0.10)	(6.06)	—	(h)	(6.16)	—	—	—	—	23.09	(21.06)	(20.86)
Year ended May 31, 2010	48.15	(0.28)	(18.62)	—	(h)	(18.90)	—	—	—	—	29.25	(39.25)	(39.04)
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04		15.32	(0.34)	(19.67)	—	(20.01)	48.15	23.56	22.50
Year ended May 31, 2008	48.86	1.58	4.05	0.07		5.70	(1.72)	—	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—		(20.04)	(1.10)	—	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Six Months ended November 30, 2010 (Unaudited)	34.40	(0.12)	(7.08)	—	(h)	(7.20)	—	—	—	—	27.20	(20.93)	(20.99)
Year ended May 31, 2010	56.13	(0.31)	(21.42)	—	(h)	(21.73)	—	—	—	—	34.40	(38.71)	(38.04)
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Six Months ended November 30, 2010 (Unaudited)	1.02%	0.95%	(0.86)%	(0.79)%	$746,959	—%
Year ended May 31, 2010	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Six Months ended November 30, 2010 (Unaudited)	0.97	0.95	(0.81)	(0.79)	438,063	—
Year ended May 31, 2010	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Six Months ended November 30, 2010 (Unaudited)	0.90	0.90	(0.74)	(0.74)	2,631,348	—
Year ended May 31, 2010	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 235

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell3000
Six Months ended November 30, 2010 (Unaudited)	$23.84	$(0.09)	$(5.16)	$—		$(5.25)	$—	$—	$—	$—	$18.59	(22.05)%	(22.16)%
June 30, 2009* through May 31, 2010	40.00	(0.22)	(15.95)	0.01		(16.16)	—	—	—	—	23.84	(40.38)	(40.43)
UltraShort MidCap400
Six Months ended November 30, 2010 (Unaudited)	18.56	(0.07)	(4.92)	—	(h)	(4.99)	—	—	—	—	13.57	(26.89)	(26.75)
Year ended May 31, 2010	39.02	(0.21)	(20.25)	—	(h)	(20.46)	—	—	—	—	18.56	(52.43)	(52.33)
Year ended May 31, 2009	49.07	0.17	13.96	0.04		14.17	(0.37)	(23.85)	—	(24.22)	39.02	9.02	8.63
Year ended May 31, 2008	49.34	1.71	0.07	0.02		1.80	(2.07)	—	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—		(19.14)	(1.52)	—	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Six Months ended November 30, 2010 (Unaudited)	21.40	(0.08)	(5.44)	—	(h)	(5.52)	—	—	—	—	15.88	(25.79)	(25.93)
Year ended May 31, 2010	47.10	(0.24)	(25.46)	—	(h)	(25.70)	—	—	—	—	21.40	(54.56)	(54.78)
Year ended May 31, 2009	65.94	0.24	9.84	0.08		10.16	(0.39)	(28.61)	—	(29.00)	47.10	0.75	0.81
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04		8.89	(2.08)	—	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—		(10.87)	—	—	—	—	59.13	(15.53)	(15.23)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell3000
Six Months ended November 30, 2010 (Unaudited)	5.46%	0.95%	(5.29)%	(0.78)%	$1,859	—%
June 30, 2009* through May 31, 2010	2.17	0.95	(2.08)	(0.86)	2,385	—
UltraShort MidCap400
Six Months ended November 30, 2010 (Unaudited)	1.21	0.95	(1.04)	(0.79)	31,555	—
Year ended May 31, 2010	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Six Months ended November 30, 2010 (Unaudited)	1.41	0.95	(1.24)	(0.78)	19,056	—
Year ended May 31, 2010	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Six Months ended November 30, 2010 (Unaudited)	$20.38	$(0.08)	$(5.55)	$—	(h)	$(5.63)	$—	$—	$—	$—	$14.75	(27.63)%	(27.47)%
Year ended May 31, 2010	44.84	(0.22)	(24.25)	0.01		(24.46)	—	—	—	—	20.38	(54.56)	(54.78)
Year ended May 31, 2009	68.11	0.23	1.89	0.06		2.18	(0.44)	(25.01)	—	(25.45)	44.84	(10.64)	(9.70)
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04		8.76	(1.65)	—	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—		(9.00)	—	—	—	—	61.00	(12.86)	(13.04)
UltraPro Short QQQ®
Six Months ended November 30, 2010 (Unaudited)	61.82	(0.18)	(25.47)	0.01		(25.64)	—	—	—	—	36.18	(41.48)	(41.57)
February 9, 2010* through May 31, 2010	80.00	(0.15)	(18.03)	—		(18.18)	—	—	—	—	61.82	(22.73)	(22.66)
UltraPro Short Dow30SM
Six Months ended November 30, 2010 (Unaudited)	71.85	(0.22)	(22.12)	—	(h)	(22.34)	—	—	—	—	49.51	(31.10)	(31.30)
February 9, 2010* through May 31, 2010	80.00	(0.16)	(7.99)	—		(8.15)	—	—	—	—	71.85	(10.18)	(10.04)
UltraPro Short S&P500®
Six Months ended November 30, 2010 (Unaudited)	34.64	(0.11)	(10.75)	—	(h)	(10.86)	—	—	—	—	23.78	(31.35)	(31.02)
June 23, 2009* through May 31, 2010	80.00	(0.29)	(45.08)	0.01		(45.36)	—	—	—	—	34.64	(56.70)	(56.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Six Months ended November 30, 2010 (Unaudited)	1.04%	0.95%	(0.88)%	(0.79)%	$348,391	—%
Year ended May 31, 2010	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—
UltraPro Short QQQ®
Six Months ended November 30, 2010 (Unaudited)	1.22	0.95	(1.05)	(0.78)	57,888	—
February 9, 2010* through May 31, 2010	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Six Months ended November 30, 2010 (Unaudited)	1.22	0.95	(1.06)	(0.79)	34,654	—
February 9, 2010* through May 31, 2010	2.15	0.95	(2.02)	(0.83)	10,778	—
UltraPro Short S&P500®
Six Months ended November 30, 2010 (Unaudited)	0.95	0.95	(0.78)	(0.78)	356,648	—
June 23, 2009* through May 31, 2010	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 237

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Six Months ended November 30, 2010 (Unaudited)	$55.52	$(0.19)	$(21.80)		$—		$(21.99)	$—	$—	$—	$—	$33.53	(39.61)%	(39.50)%
February 9, 2010* through May 31, 2010	80.00	(0.14)	(24.34)		—		(24.48)	—	—	—	—	55.52	(30.60)	(30.69)
UltraPro Short Russell2000
Six Months ended November 30, 2010 (Unaudited)	50.26	(0.16)	(20.78)		—	(h)	(20.94)	—	—	—	—	29.32	(41.66)	(41.55)
February 9, 2010* through May 31, 2010	80.00	(0.13)	(29.61)		—		(29.74)	—	—	—	—	50.26	(37.18)	(37.21)
UltraShort Russell1000 Value
Six Months ended November 30, 2010 (Unaudited)	48.62	(0.18)	(8.24)		0.01		(8.41)	—	—	—	—	40.21	(17.30)	(17.35)
Year ended May 31, 2010	84.91	(0.47)	(35.82)		—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)
Year ended May 31, 2009	80.43	(0.24)	14.77	(i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55		0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—		(5.12)	—	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Six Months ended November 30, 2010 (Unaudited)	35.16	(0.13)	(9.07)		—	(h)	(9.20)	—	—	—	—	25.96	(26.17)	(26.40)
Year ended May 31, 2010	57.50	(0.34)	(22.01)		0.01		(22.34)	—	—	—	—	35.16	(38.86)	(38.64)
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07		27.82	(0.36)	(32.96)	—	(33.32)	57.50	26.02	25.79
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03		0.66	(2.73)	—	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—		(4.93)	—	—	—	—	65.07	(7.04)	(7.46)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Six Months ended November 30, 2010 (Unaudited)	1.80%	0.95%	(1.63)%	(0.78)%	$3,353	—%
February 9, 2010* through May 31, 2010	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Six Months ended November 30, 2010 (Unaudited)	1.22	0.95	(1.06)	(0.79)	30,786	—
February 9, 2010* through May 31, 2010	2.12	0.95	(1.99)	(0.82)	15,077	—
UltraShort Russell1000 Value
Six Months ended November 30, 2010 (Unaudited)	2.37	0.95	(2.22)	(0.80)	3,016	—
Year ended May 31, 2010	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2010 (Unaudited)	2.14	0.95	(1.99)	(0.79)	5,841	—
Year ended May 31, 2010	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Six Months ended November 30, 2010 (Unaudited)	$22.15	$(0.08)	$(5.10)		$0.01		$(5.17)	$—	$—	$—	$—	$16.98	(23.34)%	(21.82)%
Year ended May 31, 2010	54.48	(0.25)	(28.49)		0.01		(28.73)	—	(3.60)	—	(3.60)	22.15	(56.07)	(56.50)
Year ended May 31, 2009	78.38	(0.30)	32.17		0.03		31.90	(0.38)	(55.42)	—	(55.80)	54.48	14.54	13.85
Year ended May 31, 2008	65.74	2.33	14.04		—		16.37	(3.07)	(0.66)	—	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—		(4.26)	—	—	—	—	65.74	(6.09)	(5.79)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2010 (Unaudited)	23.09	(0.08)	(6.88)		0.01		(6.95)	—	—	—	—	16.14	(30.10)	(30.16)
Year ended May 31, 2010	45.39	(0.24)	(22.07)		0.01		(22.30)	—	—	—	—	23.09	(49.14)	(49.35)
Year ended May 31, 2009	60.74	0.18	35.77		0.04		35.99	(0.56)	(50.78)	—	(51.34)	45.39	21.03	21.38
Year ended May 31, 2008	64.41	1.84	(2.15)		0.05		(0.26)	(3.41)	—	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)		—		(5.59)	—	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
Six Months ended November 30, 2010 (Unaudited)	20.96	(0.08)	(4.64)		—	(h)	(4.72)	—	—	—	—	16.24	(22.52)	(22.61)
Year ended May 31, 2010	49.23	(0.25)	(28.02)		—	(h)	(28.27)	—	—	—	—	20.96	(57.42)	(57.68)
Year ended May 31, 2009	84.13	0.07	(3.93	)(i)	0.09		(3.77)	(0.59)	(30.54)	—	(31.13)	49.23	(16.68)	(16.36)
Year ended May 31, 2008	68.66	2.40	16.30	(i)	0.07		18.77	(3.22)	(0.08)	—	(3.30)	84.13	27.75	27.63
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)		—		(1.34)	—	—	—	—	68.66	(1.91)	(1.61)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Six Months ended November 30, 2010 (Unaudited)	3.01%	0.95%	(2.85)%	(0.79)%	$2,546	—%
Year ended May 31, 2010	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Six Months ended November 30, 2010 (Unaudited)	2.57	0.95	(2.41)	(0.79)	3,632	—
Year ended May 31, 2010	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
Six Months ended November 30, 2010 (Unaudited)	1.79	0.95	(1.63)	(0.79)	8,526	—
Year ended May 31, 2010	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 239

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Growth
Six Months ended November 30, 2010 (Unaudited)	$16.70	$(0.06)	$(5.37)	$—	(h)	$(5.43)	$—	$—	$—	$—	$11.27	(32.51)%	(32.67)%
Year ended May 31, 2010	38.11	(0.18)	(17.94)	—	(h)	(18.12)	—	(3.29)	—	(3.29)	16.70	(51.35)	(51.60)
Year ended May 31, 2009	66.55	0.26	17.55	0.05		17.86	(0.56)	(45.74)	—	(46.30)	38.11	(1.51)	(1.08)
Year ended May 31, 2008	65.55	2.01	1.15 (i)	0.02		3.18	(2.18)	—	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)	—		(4.45)	—	—	—	—	65.55	(6.36)	(6.17)
Short Basic Materials
Six Months ended November 30, 2010 (Unaudited)	53.43	(0.19)	(11.38)	—		(11.57)	—	—	—	—	41.86	(21.65)	(21.59)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51	0.01		3.43	—	—	—	—	53.43	6.86	5.98
Short Financials
Six Months ended November 30, 2010 (Unaudited)	41.93	(0.17)	(1.30)	—	(h)	(1.47)	—	—	—	—	40.46	(3.51)	(3.57)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	54.06	(0.20)	(9.78)	—	(h)	(9.98)	—	—	—	—	44.08	(18.46)	(18.84)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Growth
Six Months ended November 30, 2010 (Unaudited)	1.65%	0.95%	(1.48)%	(0.79)%	$11,835	—%
Year ended May 31, 2010	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—
Short Basic Materials
Six Months ended November 30, 2010 (Unaudited)	1.76	0.95	(1.60)	(0.80)	4,186	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Six Months ended November 30, 2010 (Unaudited)	1.04	0.95	(0.89)	(0.80)	118,336	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	1.77	0.95	(1.62)	(0.80)	13,224	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Real Estate
Six Months ended November 30, 2010 (Unaudited)	$48.14	$(0.17)	$(6.06)	$0.01	$(6.22)	$—	$—	$—	$—	$41.92	(12.92)%	(12.64)%
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01	(1.86)	—	—	—	—	48.14	(3.72)	(4.12)
Short KBW Regional Banking
Six Months ended November 30, 2010 (Unaudited)	65.55	(0.28)	3.64	0.02	3.38	—	—	—	—	68.93	5.16	5.04
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35
UltraShort Basic Materials
Six Months ended November 30, 2010 (Unaudited)	39.76	(0.13)	(16.07)	0.01	(16.19)	—	—	—	—	23.57	(40.72)	(40.57)
Year ended May 31, 2010(k)	88.93	(0.41)	(48.79)	0.03	(49.17)	—	—	—	—	39.76	(55.30)	(55.66)
Year ended May 31, 2009(k)	142.62	0.85	79.28	0.29	80.42	(1.21)	(132.90)	—	(134.11)	88.93	1.25	1.23
Year ended May 31, 2008(k)	265.38	4.10	(118.26)	0.28	(113.88)	(8.88)	—	—	(8.88)	142.62	(44.32)	(43.75)
January 30, 2007* through May 31, 2007(k)	350.00	4.79	(89.41)	—	(84.62)	—	—	—	—	265.38	(24.17)	(24.54)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2010 (Unaudited)	74.59	(0.27)	(15.62)	0.01	(15.88)	—	—	—	—	58.71	(21.29)	(22.48)
April 7, 2010* through May 31, 2010	60.00	(0.08)	14.66	0.01	14.59	—	—	—	—	74.59	24.32	23.17

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2010 (Unaudited)	1.24%	0.95%	(1.08)%	(0.79)%	$23,057	—%
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—
Short KBW Regional Banking
Six Months ended November 30, 2010 (Unaudited)	1.22	0.95	(1.07)	(0.80)	34,465	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Six Months ended November 30, 2010 (Unaudited)	1.05	0.95	(0.87)	(0.78)	95,791	—
Year ended May 31, 2010(k)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007(k)	2.00	0.95	3.64	4.69	7,961	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2010 (Unaudited)	1.78	0.95	(1.63)	(0.80)	2,935	—
April 7, 2010* through May 31, 2010	3.56	0.95	(3.42)	(0.81)	7,459	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 241

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Six Months ended November 30, 2010 (Unaudited)	$40.49	$(0.14)	$(9.83)		$—	(h)	$(9.97)	$—	$—	$—	$—	$30.52	(24.62)%	(24.52)%
Year ended May 31, 2010	65.58	(0.39)	(24.71)		0.01		(25.09)	—	—	—	—	40.49	(38.26)	(38.31)
Year ended May 31, 2009	68.96	0.04	15.73		0.07		15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90		0.03		6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)		—		(5.26)	—	—	—	—	64.74	(7.51)	(7.57)
UltraShort Consumer Services
Six Months ended November 30, 2010 (Unaudited)	31.04	(0.12)	(7.41)		—	(h)	(7.53)	—	—	—	—	23.51	(24.26)	(24.36)
Year ended May 31, 2010	64.37	(0.37)	(32.97)		0.01		(33.33)	—	—	—	—	31.04	(51.78)	(51.73)
Year ended May 31, 2009	83.90	0.02	14.66		0.10		14.78	(0.40)	(33.91)	—	(34.31)	64.37	5.04	4.78
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06		21.86	(3.06)	(2.38)	—	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—		(2.52)	—	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Six Months ended November 30, 2010 (Unaudited)	21.12	(0.08)	(1.90)		—	(h)	(1.98)	—	—	—	—	19.14	(9.38)	(9.25)
Year ended May 31, 2010	41.38	(0.22)	(20.05)		0.01		(20.26)	—	—	—	—	21.12	(48.97)	(49.24)
Year ended May 31, 2009	110.16	0.40	(69.01	)(i)	0.18		(68.43)	(0.35)	—	—	(0.35)	41.38	(62.32)	(62.28)
Year ended May 31, 2008	68.14	2.28	41.76		0.08		44.12	(2.10)	—	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)		—		(1.86)	—	—	—	—	68.14	(2.66)	(2.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2010 (Unaudited)	1.80%	0.95%	(1.64)%	(0.79)%	$11,447	—%
Year ended May 31, 2010	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—
UltraShort Consumer Services
Six Months ended November 30, 2010 (Unaudited)	1.25	0.95	(1.08)	(0.79)	26,444	—
Year ended May 31, 2010	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Six Months ended November 30, 2010 (Unaudited)	0.97	0.95	(0.83)	(0.81)	495,214	—
Year ended May 31, 2010	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2010 (Unaudited)	$38.02	$(0.14)	$(5.53)		$—		$(5.67)	$—	$—	$—	$—	$32.35	(14.91)%	(15.16)%
Year ended May 31, 2010	54.82	(0.34)	(16.46)		—	(h)	(16.80)	—	—	—	—	38.02	(30.66)	(32.07)
Year ended May 31, 2009	77.46	0.01	7.52	(i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54		—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)		—		(6.24)	—	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
Six Months ended November 30, 2010 (Unaudited)	20.65	(0.07)	(5.17)		—		(5.24)	—	—	—	—	15.41	(25.38)	(25.47)
Year ended May 31, 2010	43.33	(0.23)	(22.46)		0.01		(22.68)	—	—	—	—	20.65	(52.34)	(52.12)
Year ended May 31, 2009	54.08	0.12	37.23		0.06		37.41	(0.31)	(47.85)	—	(48.16)	43.33	43.35	42.30
Year ended May 31, 2008	56.92	1.46	(2.09)		0.07		(0.56)	(2.28)	—	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)		—		(13.08)	—	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	69.02	(0.24)	(24.11)		0.01		(24.34)	—	—	—	—	44.68	(35.27)	(35.32)
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02		(17.59)	—	—	—	—	69.02	(20.30)	(19.67)
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17		(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11		(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)
January 30, 2007* through May 31, 2007(k)	350.00	4.70	(99.74)		—		(95.04)	—	—	—	—	254.96	(27.16)	(27.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2010 (Unaudited)	3.08%	0.95%	(2.93)%	(0.80)%	$4,853	—%
Year ended May 31, 2010	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Six Months ended November 30, 2010 (Unaudited)	1.82	0.95	(1.66)	(0.79)	10,405	—
Year ended May 31, 2010	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Six Months ended November 30, 2010 (Unaudited)	1.04	0.95	(0.89)	(0.80)	99,173	—
Year ended May 31, 2010(k)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007(k)	1.59	0.95	3.87	4.51	30,595	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2010 (Unaudited)	$27.38	$(0.09)	$(7.25)	$—	(h)	$(7.34)	$—	$—	$—	$—	$20.04	(26.81)%	(26.77)%
Year ended May 31, 2010(k)	97.42	(0.40)	(69.65)	0.01		(70.04)	—	—	—	—	27.38	(71.90)	(72.07)
Year ended May 31, 2009(k)	422.22	(0.28)	(299.38)	0.34		(299.32)	(2.65)	(22.83)	—	(25.48)	97.42	(74.95)	(74.96)
Year ended May 31, 2008(k)	383.64	13.29	33.09 (i)	0.44		46.82	(8.24)	—	—	(8.24)	422.22	12.03	12.33
January 30, 2007* through May 31, 2007(k)	350.00	5.48	28.16	—		33.64	—	—	—	—	383.64	9.61	9.90
UltraShort Semiconductors
Six Months ended November 30, 2010 (Unaudited)	16.32	(0.06)	(4.07)	—	(h)	(4.13)	—	—	—	—	12.19	(25.31)	(25.44)
Year ended May 31, 2010	38.37	(0.18)	(21.88)	0.01		(22.05)	—	—	—	—	16.32	(57.47)	(57.78)
Year ended May 31, 2009	55.39	0.03	25.61	0.08		25.72	(0.39)	(42.35)	—	(42.74)	38.37	3.64	4.01
Year ended May 31, 2008	61.64	1.69	(5.48)	0.05		(3.74)	(2.51)	—	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	—		(8.36)	—	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Six Months ended November 30, 2010 (Unaudited)	22.79	(0.08)	(5.27)	—	(h)	(5.35)	—	—	—	—	17.44	(23.48)	(23.69)
Year ended May 31, 2010	44.11	(0.22)	(21.10)	—	(h)	(21.32)	—	—	—	—	22.79	(48.33)	(48.20)
Year ended May 31, 2009	54.22	(0.04)	16.87	0.03		16.86	(0.51)	(26.46)	—	(26.97)	44.11	7.97	7.36
Year ended May 31, 2008	63.03	1.42	(7.45)	0.05		(5.98)	(2.83)	—	—	(2.83)	54.22	(9.69)	(9.66)
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	—		(6.97)	—	—	—	—	63.03	(9.96)	(9.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2010 (Unaudited)	0.98%	0.95%	(0.81)%	(0.78)%	$312,313	—%
Year ended May 31, 2010(k)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007(k)	1.24	0.95	4.00	4.29	97,829	—
UltraShort Semiconductors
Six Months ended November 30, 2010 (Unaudited)	1.36	0.95	(1.20)	(0.79)	21,933	—
Year ended May 31, 2010	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Six Months ended November 30, 2010 (Unaudited)	1.43	0.95	(1.27)	(0.79)	22,237	—
Year ended May 31, 2010	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Six Months ended November 30, 2010 (Unaudited)	$13.97	$(0.05)	$(3.62)		$—	(h)	$(3.67)	$—	$—	$—	$—	$10.30	(26.27)%	(25.18)%
Year ended May 31, 2010	31.00	(0.15)	(7.30)		—	(h)	(7.45)	(0.11)	(9.47)	—	(9.58)	13.97	(32.03)	(34.04)
Year ended May 31, 2009	53.57	0.18	11.10		0.01		11.29	(0.58)	(33.28)	—	(33.86)	31.00	(2.77)	(0.82)
March 25, 2008* through May 31, 2008	70.00	0.14	(16.59	)(i)	0.02		(16.43)	—	—	—	—	53.57	(23.47)	(23.74)
UltraShort Utilities
Six Months ended November 30, 2010 (Unaudited)	22.19	(0.07)	(4.59)		—	(h)	(4.66)	—	—	—	—	17.53	(21.00)	(20.44)
Year ended May 31, 2010	41.06	(0.21)	(10.83)		—	(h)	(11.04)	(0.09)	(7.74)	—	(7.83)	22.19	(30.14)	(31.40)
Year ended May 31, 2009	50.89	0.03	23.24		0.03		23.30	(0.31)	(32.82)	—	(33.13)	41.06	41.38	42.53
Year ended May 31, 2008	54.43	1.81	(3.46)		0.05		(1.60)	(1.94)	—	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)		—	(h)	(15.57)	—	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	64.33	(0.23)	(9.69)		0.01		(9.91)	—	—	—	—	54.42	(15.40)	(15.40)
Year ended May 31, 2010	73.29	(0.53)	(8.46)		0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49	(i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07		0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Six Months ended November 30, 2010 (Unaudited)	7.75%	0.95%	(7.57)%	(0.77)%	$1,545	—%
Year ended May 31, 2010	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008	3.21	0.95	(1.01)	1.25	8,036	—
UltraShort Utilities
Six Months ended November 30, 2010 (Unaudited)	2.75	0.95	(2.59)	(0.79)	6,574	—
Year ended May 31, 2010	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	1.08	0.95	(0.92)	(0.79)	118,371	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	$40.01	$(0.14)	$(6.86)	$—	(h)	$(7.00)	$—	$—	$—	$—	$33.01	(17.50)%	(18.38)%
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
Short FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	50.55	(0.19)	(6.96)	—	(h)	(7.15)	—	—	—	—	43.40	(14.14)	(14.90)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00
UltraShort MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	45.34	(0.14)	(13.59)	—	(h)	(13.73)	—	—	—	—	31.61	(30.28)	(30.24)
Year ended May 31, 2010	62.45	(0.37)	(16.76)	0.02		(17.11)	—	—	—	—	45.34	(27.40)	(27.48)
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	55.46	(0.17)	(18.49)	0.01		(18.65)	—	—	—	—	36.81	(33.63)	(34.87)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)	0.04		(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)	0.51		(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)	0.30		(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	1.04%	0.95%	(0.88)%	(0.79)%	$237,691	—%
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
Short FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	1.65	0.95	(1.50)	(0.80)	4,340	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—
UltraShort MSCI EAFE
Six Months ended November 30, 2010 (Unaudited)	1.33	0.95	(1.16)	(0.78)	21,335	—
Year ended May 31, 2010	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2010 (Unaudited)	1.08	0.95	(0.91)	(0.78)	120,366	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	1.01	0.95	1.87	1.93	275,590	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Europe
Six Months ended November 30, 2010 (Unaudited)	$26.75	$(0.08)	$(9.41)		$0.01		$(9.48)	$—	$—	$—	$—	$17.27	(35.44)%	(34.91)%
June 16, 2009* through May 31, 2010	40.00	(0.19)	(13.12	)(i)	0.06		(13.25)	—	—	—	—	26.75	(33.13)	(33.75)
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2010 (Unaudited)	21.51	(0.06)	(8.74)		—	(h)	(8.80)	—	—	—	—	12.71	(40.91)	(39.52)
June 16, 2009* through May 31, 2010	40.00	(0.17)	(18.35)		0.03		(18.49)	—	—	—	—	21.51	(46.23)	(48.00)
UltraShort MSCI Brazil
Six Months ended November 30, 2010 (Unaudited)	25.80	(0.08)	(8.28)		—	(h)	(8.36)	—	—	—	—	17.44	(32.40)	(36.59)
June 16, 2009* through May 31, 2010	60.00	(0.21)	(34.01)		0.02		(34.20)	—	—	—	—	25.80	(57.00)	(54.13)
UltraShort FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	42.18	(0.14)	(11.61)		—	(h)	(11.75)	—	—	—	—	30.43	(27.86)	(27.79)
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)		—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)
Year ended May 31, 2009(k)	337.84	0.66	(267.53)		0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)		0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Europe
Six Months ended November 30, 2010 (Unaudited)	1.08%	0.95%	(0.91)%	(0.78)%	$69,095	—%
June 16, 2009* through May 31, 2010	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2010 (Unaudited)	6.46	0.95	(6.26)	(0.74)	2,543	—
June 16, 2009* through May 31, 2010	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil
Six Months ended November 30, 2010 (Unaudited)	1.29	0.95	(1.12)	(0.78)	21,806	—
June 16, 2009* through May 31, 2010	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Six Months ended November 30, 2010 (Unaudited)	1.03	0.95	(0.87)	(0.78)	204,460	—
Year ended May 31, 2010(k)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	1.05	0.95	2.06	2.16	673,999	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Six Months ended November 30, 2010 (Unaudited)	$49.17	$(0.18)	$(9.72)	$—	(h)	$(9.90)	$—	$—	$—	$—	$39.27	(20.13)%	(19.36)%
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2010 (Unaudited)	23.10	(0.08)	(8.26)	0.01		(8.33)	—	—	—	—	14.77	(36.06)	(38.46)
June 16, 2009* through May 31, 2010	60.00	(0.27)	(36.66)	0.03		(36.90)	—	—	—	—	23.10	(61.50)	(59.92)
Short 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	45.45	(0.17)	(2.80)	—	(h)	(2.97)	—	—	—	—	42.48	(6.53)	(6.35)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2010 (Unaudited)	46.68	(0.16)	(6.82)	—	(h)	(6.98)	—	—	—	—	39.70	(14.95)	(14.71)
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)	0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93	0.03		2.02	—	—	—	—	72.02	2.89	3.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2010 (Unaudited)	1.90%	0.95%	(1.74)%	(0.79)%	$14,725	—%
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2010 (Unaudited)	3.82	0.95	(3.66)	(0.79)	2,955	—
June 16, 2009* through May 31, 2010	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	0.97	0.95	(0.81)	(0.79)	696,708	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2010 (Unaudited)	0.98	0.95	(0.80)	(0.77)	428,746	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	$40.13	$(0.13)	$(5.40)		$—	(h)	$(5.53)	$—	$—	$—	$—	$34.60	(13.78)%	(13.65)%
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02		(12.35)	—	—	—	—	40.13	(23.55)	(23.48)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03		(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04		2.34	—	—	—	—	72.34	3.34	3.89
Credit Suisse 130/30
Six Months ended November 30, 2010 (Unaudited)	49.79	0.30	3.45		—	(h)	3.75	(0.17)	—	—	(0.17)	53.37	7.56	7.08
July 13, 2009* through May 31, 2010	40.00	0.38	9.63		0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2010 (Unaudited)	0.93%	0.93%	(0.77)%	(0.77)%	$5,101,592	—%
Year ended May 31, 2010	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—
Credit Suisse 130/30
Six Months ended November 30, 2010 (Unaudited)	1.27	0.95	0.85	1.17	58,704	39
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 249

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

See accompanying notes to the financial statements.

250 :: Financial Highlights :: ProShares Trust

Notes to Financial Statements

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 251

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 99 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

252 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

The following is a summary of the valuations as of November 30, 2010 for each Fund based upon the three levels defined above:

At November 30, 2010 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$491,672,482	$12,638,371	—	—	$76,592,830	$175,815,711	$52,639,687	$744,081,023	$65,278,058
Ultra Dow30SM	157,058,669	1,429,230	—	—	38,854,684	89,571,807	4,620,095	285,485,160	6,049,325
Ultra S&P500®	1,146,653,221	3,521,567	—	—	63,312,599	146,072,102	95,235,953	1,356,037,922	98,757,520
Ultra Russell3000	963,691	—	—	—	1,742,743	3,934,160	172,558	6,640,594	172,558
Ultra MidCap400	58,084,386	330,859	—	—	10,826,734	24,964,341	6,581,095	93,875,461	6,911,954
Ultra SmallCap600	28,680,017	117,453	—	—	2,506,317	5,777,444	4,980,502	36,963,778	5,097,955
Ultra Russell2000	108,980,024	2,804,082	—	—	23,477,435	54,087,185	18,495,360	186,544,644	21,299,442
UltraPro QQQ®	77,737,351	(53,034)	—	—	10,860,996	24,817,832	1,044,983	113,416,179	991,949
UltraPro Dow30SM	10,579,451	(25,733)	—	—	2,996,014	6,709,141	(64,269)	20,284,606	(90,002)
UltraPro S&P500®	—	(15,171)	—	—	64,594,412	145,979,169	8,262,097	210,573,581	8,246,926
UltraPro MidCap400	12,405,732	26,043	—	—	1,898,105	4,375,586	7,223,710	18,679,423	7,249,753
UltraPro Russell2000	35	151,104	—	—	10,308,193	23,056,828	4,141,330	33,365,056	4,292,434
Ultra Russell1000 Value	7,580,400	—	—	—	1,330,972	3,006,864	(605,880)	11,918,236	(605,880)
Ultra Russell1000 Growth	8,851,853	—	—	—	1,032,727	2,372,445	1,421,936	12,257,025	1,421,936
Ultra Russell MidCap Value	1,435,549	—	—	—	1,386,913	3,136,373	1,103,145	5,958,835	1,103,145
Ultra Russell MidCap Growth	5,876,553	—	—	—	1,542,906	3,532,554	1,802,229	10,952,013	1,802,229
Ultra Russell2000 Value	12,716,307	—	—	—	1,920,995	4,387,809	1,314,524	19,025,111	1,314,524
Ultra Russell2000 Growth	16,149,686	—	—	—	2,326,109	5,360,148	1,047,976	23,835,943	1,047,976
Ultra Basic Materials	84,867,199	—	—	—	63,353,471	144,166,812	11,297,733	292,387,482	11,297,733
Ultra Nasdaq Biotechnology	3,663,155	—	—	—	510,947	1,179,025	(85,693)	5,353,127	(85,693)
Ultra Consumer Goods	7,067,617	—	—	—	3,439,630	7,718,059	663,381	18,225,306	663,381
Ultra Consumer Services	3,233,969	—	—	—	2,067,517	4,661,189	364,227	9,962,675	364,227
Ultra Financials	833,430,120	—	—	—	111,816,962	257,859,107	(38,123,152)	1,203,106,189	(38,123,152)
Ultra Health Care	46,437,006	—	—	—	920,272	2,122,516	464,262	49,479,794	464,262
Ultra Industrials	9,918,213	—	—	—	4,849,124	11,140,830	878,406	25,908,167	878,406
Ultra Oil & Gas	200,247,644	—	—	—	23,952,791	55,266,825	42,124,127	279,467,260	42,124,127
Ultra Real Estate	308,637,070	—	—	—	48,437,696	111,718,587	28,002,188	468,793,353	28,002,188
Ultra KBW Regional Banking	4,204,781	—	—	—	570,585	1,309,145	(644,794)	6,084,511	(644,794)
Ultra Semiconductors	29,647,628	—	—	—	9,525,892	21,981,154	5,303,534	61,154,674	5,303,534
Ultra Technology	112,335,056	—	—	—	10,514,778	24,262,985	5,792,113	147,112,819	5,792,113
Ultra Telecommunications	3,377,823	—	—	—	1,103,391	2,503,651	83,859	6,984,865	83,859
Ultra Utilities	18,329,750	—	—	—	334,909	771,193	1,367,956	19,435,852	1,367,956
Ultra MSCI EAFE	—	—	—	—	2,428,975	5,531,740	(640,332)	7,960,715	(640,332)
Ultra MSCI Emerging Markets	2,716,817	—	—	—	10,161,996	23,113,989	(154,315)	35,992,802	(154,315)
Ultra MSCI Europe	—	—	—	—	1,114,527	2,511,963	(679,484)	3,626,490	(679,484)

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 253

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI Pacific ex-Japan	—	—	—	—	$859,100	$1,961,186	$420,172	$2,820,286	$420,172
Ultra MSCI Brazil	—	—	—	—	3,974,200	9,000,959	(105,761)	12,975,159	(105,761)
Ultra FTSE China 25	—	—	—	—	9,613,833	21,763,830	767,264	31,377,663	767,264
Ultra MSCI Japan	—	—	—	—	3,007,036	6,852,135	427,208	9,859,171	427,208
Ultra MSCI Mexico Investable Market	—	—	—	—	483,065	1,098,539	307,800	1,581,604	307,800
Ultra 7-10 Year Treasury	—	$(1,521)	—	$5,137,623	1,085,223	2,487,351	1,697	8,710,197	176
Ultra 20+ Year Treasury	—	7,094	—	6,374,304	2,112,114	4,750,166	(285,646)	13,236,584	(278,552)
Short QQQ®	—	209,448	—	—	74,244,984	170,000,611	(8,728,158)	244,245,595	(8,518,710)
Short Dow30SM	—	187,596	—	—	85,391,331	195,637,537	(12,648,038)	281,028,868	(12,460,442)
Short S&P500®	—	626,309	—	—	639,097,230	1,462,068,580	(148,177,685)	2,101,165,810	(147,551,376)
Short MidCap400	—	1,674	—	—	11,276,372	25,802,733	(2,575,365)	37,079,105	(2,573,691)
Short SmallCap600	—	808	—	—	9,210,415	21,039,591	(2,254,078)	30,250,006	(2,253,270)
Short Russell2000	—	(42,082)	—	—	92,309,759	211,450,908	(14,378,077)	303,760,667	(14,420,159)
UltraShort QQQ®	—	956,071	—	—	242,310,510	549,436,737	(40,366,552)	791,747,247	(39,410,481)
UltraShort Dow30SM	—	390,985	—	—	149,925,493	339,607,663	(55,498,286)	489,533,156	(55,107,301)
UltraShort S&P500®	—	1,545,286	—	—	915,095,915	2,077,203,958	(370,925,879)	2,992,299,873	(369,380,593)
UltraShort Russell3000	—	—	—	—	603,778	1,363,003	(100,072)	1,966,781	(100,072)
UltraShort MidCap400	—	8,087	—	—	10,584,520	24,092,151	(3,181,681)	34,676,671	(3,173,594)
UltraShort SmallCap600	—	692	—	—	6,559,014	14,879,281	(2,369,582)	21,438,295	(2,368,890)
UltraShort Russell2000	—	48,259	—	—	117,950,416	267,855,891	(38,039,938)	385,806,307	(37,991,679)
UltraPro Short QQQ®	—	75,114	—	—	21,574,207	48,504,550	(12,931,638)	70,078,757	(12,856,524)
UltraPro Short Dow30SM	—	(31,671)	—	—	10,519,294	23,631,273	(2,479)	34,150,567	(34,150)
UltraPro Short S&P500®	—	673,950	—	—	133,893,691	301,735,878	(72,138,256)	435,629,569	(71,464,306)
UltraPro Short MidCap400	—	2,170	—	—	1,076,459	2,411,421	(186,364)	3,487,880	(184,194)
UltraPro Short Russell2000	—	(2,514)	—	—	10,359,183	23,303,124	(3,043,354)	33,662,307	(3,045,868)
UltraShort Russell1000 Value	—	—	—	—	908,450	2,051,024	73,342	2,959,474	73,342
UltraShort Russell1000 Growth	—	—	—	—	2,019,724	4,579,170	(739,925)	6,598,894	(739,925)
UltraShort Russell MidCap Value	—	—	—	—	819,654	1,855,263	(114,940)	2,674,917	(114,940)
UltraShort Russell MidCap Growth	—	—	—	—	1,228,842	2,758,757	(340,836)	3,987,599	(340,836)
UltraShort Russell2000 Value	—	—	—	—	2,565,811	5,794,275	186,639	8,360,086	186,639
UltraShort Russell2000 Growth	—	—	—	—	4,596,905	10,372,816	(3,110,462)	14,969,721	(3,110,462)
Short Basic Materials	—	—	—	—	1,328,312	3,030,032	(160,261)	4,358,344	(160,261)
Short Financials	—	—	—	—	34,247,326	78,206,806	3,115,079	112,454,132	3,115,079
Short Oil & Gas	—	—	—	—	4,279,082	9,739,406	(1,183,979)	14,018,488	(1,183,979)
Short Real Estate	—	—	—	—	6,795,278	15,541,711	750,656	22,336,989	750,656
Short KBW Regional Banking	—	—	—	—	9,857,575	22,461,516	2,182,109	32,319,091	2,182,109
UltraShort Basic Materials	—	—	—	—	39,497,795	88,958,928	(32,528,412)	128,456,723	(32,528,412)

254 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Nasdaq Biotechnology	—	—	—	—	$847,565	$1,914,025	$190,750	$2,761,590	$190,750
UltraShort Consumer Goods	—	—	—	—	4,041,767	9,172,236	(1,744,043)	13,214,003	(1,744,043)
UltraShort Consumer Services	—	—	—	—	9,797,338	22,170,134	(5,480,376)	31,967,472	(5,480,376)
UltraShort Financials	—	—	—	—	143,442,013	323,897,703	15,985,448	467,339,716	15,985,448
UltraShort Health Care	—	—	—	—	1,482,165	3,366,018	17,727	4,848,183	17,727
UltraShort Industrials	—	—	—	—	3,612,290	8,193,420	(1,375,388)	11,805,710	(1,375,388)
UltraShort Oil & Gas	—	—	—	—	40,320,893	91,260,790	(26,279,108)	131,581,683	(26,279,108)
UltraShort Real Estate	—	—	—	—	115,522,144	262,084,356	(77,370,108)	377,606,500	(77,370,108)
UltraShort Semiconductors	—	—	—	—	8,142,563	18,471,383	(4,645,793)	26,613,946	(4,645,793)
UltraShort Technology	—	—	—	—	7,576,994	17,196,439	(2,499,608)	24,773,433	(2,499,608)
UltraShort Telecommunications	—	—	—	—	579,978	1,317,694	(327,789)	1,897,672	(327,789)
UltraShort Utilities	—	—	—	—	2,149,922	4,914,477	(471,643)	7,064,399	(471,643)
Short MSCI EAFE	—	—	—	—	37,507,839	85,771,857	(6,455,790)	123,279,696	(6,455,790)
Short MSCI Emerging Markets	—	—	—	—	71,251,836	163,175,904	1,470,160	234,427,740	1,470,160
Short FTSE China 25	—	—	—	—	1,082,688	2,489,076	271,617	3,571,764	271,617
UltraShort MSCI EAFE	—	—	—	—	7,341,441	16,695,396	(2,638,525)	24,036,837	(2,638,525)
UltraShort MSCI Emerging Markets	—	—	—	—	45,319,972	102,449,119	(29,280,569)	147,769,091	(29,280,569)
UltraShort MSCI Europe	—	—	—	—	22,638,020	51,293,244	(10,231,158)	73,931,264	(10,231,158)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	542,385	1,229,511	138,614	1,771,896	138,614
UltraShort MSCI Brazil	—	—	—	—	6,419,062	14,553,971	863,020	20,973,033	863,020
UltraShort FTSE China 25	—	—	—	—	76,350,800	172,663,434	(48,037,629)	249,014,234	(48,037,629)
UltraShort MSCI Japan	—	—	—	—	4,527,918	10,322,259	(73,399)	14,850,177	(73,399)
UltraShort MSCI Mexico Investable Market	—	—	—	—	1,128,210	2,567,678	(729,595)	3,695,888	(729,595)
Short 20+ Year Treasury	—	$(95,549)	—	—	212,343,152	488,982,534	(6,608,575)	701,325,686	(6,704,124)
UltraShort 7-10 Year Treasury	—	69,411	—	—	125,068,083	287,881,463	11,514,304	412,949,546	11,583,715
UltraShort 20+ Year Treasury	—	(233,524)	—	—	1,651,478,472	3,770,869,102	(479,761,536)	5,422,347,574	(479,995,060)
Credit Suisse 130/30	$57,693,599	—	—	—	549,358	1,262,231	(864,489)	59,505,188	(864,489)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 255

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2010-06 to Accounting Standards CodificationTM ("ASC") 820 "Fair Value Measurements and Disclosures." The requirements set forth in the update include the disclosure of significant transfers of securities to and from each level on a gross basis along with the reasons for the transfers. The update also requires disclosure of Level 3 gross purchases and sales within the rollforward of Level 3 investments. The update is effective for interim and annual reporting periods beginning after December 15, 2009, except that disclosure of gross purchases and sales in the Level 3 rollforward is effective for interim and annual periods beginning after December 15, 2010. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of November 30, 2010, based on levels assigned to securities on May 31, 2010.

American Depositary Receipts ("ADRs")

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

At November 30, 2010, the Funds had undivided interest in joint Repurchase Agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective Repurchase Agreement.

Fund Name	Credit Suisse (USA) LLC, 0.24%, dated 11/30/10, due 12/01/10(1)	Credit Suisse (USA) LLC, 0.25%, dated 11/30/10, due 12/01/10(2)	ING Financial Markets LLC, 0.22%, dated 11/29/10, due 12/06/10(3)	ING Financial Markets LLC, 0.23%, dated 11/30/10, due 12/01/10(4)	ING Financial Markets LLC, 0.24%, dated 11/30/10, due 12/01/10(5)	JPMorgan Chase & Co., 0.23%, dated 11/30/10, due 12/01/10(6)
Ultra QQQ®	$56,167,029	$3,859,480	$30,875,840	$4,631,376	$40,013,389	$40,268,597
Ultra Dow30SM	31,294,600	2,150,388	17,203,100	2,580,465	18,078,467	18,264,787
Ultra S&P500®	51,853,616	3,563,087	28,504,693	4,275,704	28,776,973	29,098,029
Ultra Russell3000	792,811	54,477	435,820	65,373	1,294,859	1,290,820
Ultra MidCap400	8,760,003	601,938	4,815,502	722,325	5,005,923	5,058,650
Ultra SmallCap600	2,015,888	138,520	1,108,163	166,224	1,168,343	1,180,306
Ultra Russell2000	18,649,964	1,281,520	10,252,159	1,537,824	11,129,200	11,236,518
UltraPro QQQ®	7,135,792	490,331	3,922,649	588,397	6,330,646	6,350,017
UltraPro Dow30SM	965,739	66,360	530,881	79,632	2,540,767	2,525,762
UltraPro S&P500®	30,559,294	2,099,862	16,798,892	2,519,834	47,063,589	46,937,698
UltraPro MidCap400	1,527,904	104,989	839,911	125,987	883,855	892,940
UltraPro Russell2000	3,125,875	214,792	1,718,339	257,751	8,897,846	8,842,225
Ultra Russell1000 Value	622,013	42,741	341,930	51,289	975,820	973,071
Ultra Russell1000 Growth	770,961	52,976	423,809	63,571	528,705	532,423
Ultra Russell MidCap Value	671,090	46,114	368,908	55,336	998,662	996,263
Ultra Russell MidCap Growth	1,064,625	73,155	585,240	87,786	858,982	862,766
Ultra Russell2000 Value	1,249,332	85,847	686,776	103,016	1,129,836	1,133,002
Ultra Russell2000 Growth	1,857,116	127,610	1,020,884	153,133	1,095,291	1,106,114
Ultra Basic Materials	37,239,559	2,558,891	20,471,131	3,070,670	40,401,275	40,425,286
256 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund Name	Credit Suisse (USA) LLC, 0.24%, dated 11/30/10, due 12/01/10(1)	Credit Suisse (USA) LLC, 0.25%, dated 11/30/10, due 12/01/10(2)	ING Financial Markets LLC, 0.22%, dated 11/29/10, due 12/06/10(3)	ING Financial Markets LLC, 0.23%, dated 11/30/10, due 12/01/10(4)	ING Financial Markets LLC, 0.24%, dated 11/30/10, due 12/01/10(5)	JPMorgan Chase & Co., 0.23%, dated 11/30/10, due 12/01/10(6)
Ultra Nasdaq Biotechnology	$419,853	$28,850	$230,800	$34,620	$231,141	$233,761
Ultra Consumer Goods	1,222,318	83,991	671,926	100,789	2,826,978	2,812,057
Ultra Consumer Services	895,593	61,540	492,321	73,848	1,571,795	1,566,092
Ultra Financials	90,698,836	6,232,310	49,858,480	7,478,772	51,520,777	52,069,932
Ultra Health Care	748,606	51,440	411,520	61,728	422,329	426,893
Ultra Industrials	3,628,200	249,309	1,994,474	299,171	2,476,026	2,493,650
Ultra Oil & Gas	19,646,689	1,350,009	10,800,073	1,620,011	10,863,993	10,986,050
Ultra Real Estate	39,416,146	2,708,454	21,667,633	3,250,145	22,217,876	22,458,333
Ultra KBW Regional Banking	413,960	28,445	227,560	34,134	301,618	303,428
Ultra Semiconductors	7,826,886	537,819	4,302,554	645,383	4,309,848	4,358,664
Ultra Technology	8,639,096	593,630	4,749,038	712,356	4,757,494	4,811,371
Ultra Telecommunications	595,695	40,933	327,462	49,119	745,549	744,893
Ultra Utilities	263,347	18,096	144,766	21,715	160,897	162,372
Ultra MSCI EAFE	1,459,849	100,313	802,500	120,375	1,523,566	1,525,137
Ultra MSCI Emerging Markets	5,895,695	405,119	3,240,950	486,143	6,541,903	6,544,179
Ultra MSCI Europe	477,508	32,812	262,493	39,374	851,479	848,297
Ultra MSCI Pacific ex-Japan	550,561	37,831	302,651	45,398	511,747	512,998
Ultra MSCI Brazil	2,023,187	139,022	1,112,176	166,826	2,782,295	2,777,453
Ultra FTSE China 25	4,820,727	331,253	2,650,024	397,504	6,788,765	6,775,557
Ultra MSCI Japan	1,835,973	126,158	1,009,261	151,389	1,863,413	1,865,941
Ultra MSCI Mexico Investable Market	278,680	19,149	153,195	22,979	312,230	312,306
Ultra 7-10 Year Treasury	768,459	52,804	422,433	63,365	588,615	591,675
Ultra 20+ Year Treasury	830,201	57,047	456,374	68,456	1,672,817	1,665,271
Short QQQ®	51,326,833	3,526,889	28,215,112	4,232,267	41,257,706	41,441,804
Short Dow30SM	59,873,834	4,114,191	32,913,524	4,937,029	46,785,074	47,013,885
Short S&P500®	432,380,531	29,710,740	237,685,918	35,652,888	362,622,664	364,015,839
Short MidCap400	7,670,586	527,079	4,216,634	632,495	6,365,257	6,390,682
Short SmallCap600	6,003,045	412,495	3,299,962	494,994	5,406,824	5,422,271
Short Russell2000	64,452,073	4,428,781	35,430,250	5,314,537	50,791,726	51,033,541
UltraShort QQQ®	128,046,671	8,798,642	70,389,132	10,558,370	165,922,007	165,721,915
UltraShort Dow30SM	76,685,238	5,269,375	42,155,000	6,323,250	104,675,089	104,499,711
UltraShort S&P500®	499,929,702	34,352,336	274,818,688	41,222,803	613,652,079	613,228,350
UltraShort Russell3000	274,691	18,875	151,002	22,650	448,592	447,193
UltraShort MidCap400	6,266,159	430,575	3,444,599	516,690	6,714,607	6,719,521
UltraShort SmallCap600	3,515,712	241,580	1,932,639	289,896	4,451,931	4,447,523
UltraShort Russell2000	65,292,586	4,486,537	35,892,292	5,383,844	78,418,953	78,381,679
UltraPro Short QQQ®	8,362,488	574,623	4,596,982	689,547	17,180,190	17,100,720
UltraPro Short Dow30SM	3,939,017	270,667	2,165,335	324,800	8,486,506	8,444,948
UltraPro Short S&P500®	57,080,235	3,922,230	31,377,842	4,706,676	102,518,484	102,130,411
UltraPro Short MidCap400	353,194	24,269	194,156	29,123	907,972	902,707
UltraPro Short Russell2000	4,110,080	282,421	2,259,371	338,906	8,174,292	8,138,054
UltraShort Russell1000 Value	415,038	28,519	228,153	34,223	673,580	671,511
UltraShort Russell1000 Growth	1,063,369	73,069	584,550	87,682	1,386,123	1,384,377
UltraShort Russell MidCap Value	409,012	28,105	224,840	33,726	580,373	579,207
UltraShort Russell MidCap Growth	446,984	30,714	245,714	36,857	1,001,805	996,683
UltraShort Russell2000 Value	1,182,438	81,250	650,004	97,501	1,894,360	1,888,722

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 257

Fund Name	Credit Suisse (USA) LLC, 0.24%, dated 11/30/10, due 12/01/10(1)	Credit Suisse (USA) LLC, 0.25%, dated 11/30/10, due 12/01/10(2)	ING Financial Markets LLC, 0.22%, dated 11/29/10, due 12/06/10(3)	ING Financial Markets LLC, 0.23%, dated 11/30/10, due 12/01/10(4)	ING Financial Markets LLC, 0.24%, dated 11/30/10, due 12/01/10(5)	JPMorgan Chase & Co., 0.23%, dated 11/30/10, due 12/01/10(6)
UltraShort Russell2000 Growth	$2,058,365	$141,439	$1,131,513	$169,727	$3,441,547	$3,430,225
Short Basic Materials	834,511	57,343	458,743	68,811	804,515	806,109
Short Financials	22,136,273	1,521,079	12,168,634	1,825,295	20,250,923	20,304,602
Short Oil & Gas	2,529,539	173,816	1,390,525	208,579	2,717,518	2,719,429
Short Real Estate	4,568,720	313,937	2,511,492	376,724	3,878,303	3,892,535
Short KBW Regional Banking	6,011,696	413,090	3,304,717	495,708	6,114,079	6,122,226
UltraShort Basic Materials	16,462,849	1,131,234	9,049,870	1,357,480	30,539,797	30,417,698
UltraShort Nasdaq Biotechnology	390,615	26,841	214,727	32,209	625,748	623,885
UltraShort Consumer Goods	2,191,268	150,572	1,204,572	180,686	2,723,676	2,721,462
UltraShort Consumer Services	4,845,946	332,986	2,663,888	399,583	6,971,273	6,956,458
UltraShort Financials	65,869,867	4,526,204	36,209,632	5,431,445	106,090,268	105,770,287
UltraShort Health Care	821,511	56,450	451,596	67,739	984,585	984,137
UltraShort Industrials	1,927,850	132,471	1,059,768	158,965	2,458,482	2,455,884
UltraShort Oil & Gas	20,087,951	1,380,330	11,042,641	1,656,396	28,575,756	28,517,716
UltraShort Real Estate	62,064,851	4,264,745	34,117,959	5,117,694	78,296,918	78,222,189
UltraShort Semiconductors	4,362,926	299,796	2,398,365	359,755	5,528,024	5,522,517
UltraShort Technology	4,118,845	283,024	2,264,190	339,628	5,097,339	5,093,413
UltraShort Telecommunications	325,530	22,369	178,949	26,842	382,049	381,955
UltraShort Utilities	1,425,821	97,974	783,795	117,569	1,242,607	1,246,711
Short MSCI EAFE	25,118,286	1,725,986	13,807,890	2,071,184	21,485,988	21,562,523
Short MSCI Emerging Markets	49,468,433	3,399,190	27,193,523	4,079,028	39,427,387	39,608,343
Short FTSE China 25	821,864	56,474	451,790	67,769	543,503	547,676
UltraShort MSCI EAFE	4,236,611	291,116	2,328,927	349,339	4,744,109	4,745,294
UltraShort MSCI Emerging Markets	21,652,584	1,487,843	11,902,743	1,785,411	32,852,282	32,768,256
UltraShort MSCI Europe	11,682,664	802,766	6,422,132	963,320	15,723,370	15,698,992
UltraShort MSCI Pacific ex-Japan	284,122	19,523	156,186	23,428	373,376	372,876
UltraShort MSCI Brazil	3,383,391	232,487	1,859,900	278,985	4,402,343	4,396,865
UltraShort FTSE China 25	36,967,939	2,540,227	20,321,818	3,048,273	54,958,397	54,826,780
UltraShort MSCI Japan	2,797,438	192,224	1,537,793	230,669	2,779,830	2,784,305
UltraShort MSCI Mexico Investable Market	665,588	45,735	365,884	54,883	717,556	718,032
Short 20+ Year Treasury	167,124,589	11,483,855	91,870,837	13,780,626	101,891,782	102,830,845
UltraShort 7-10 Year Treasury	97,522,285	6,701,179	53,609,430	8,041,415	60,736,286	61,270,868
UltraShort 20+ Year Treasury	1,064,319,969	73,134,037	585,072,293	87,760,844	979,028,582	981,553,377
Credit Suisse 130/30	411,648	28,286	226,289	33,943	280,028	282,037

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2010 as follows:

(1)  Government National Mortgage Association, 2.63% to 7.50%, due 01/20/18 to 05/15/53; U.S. Treasury Bill, 0%, due 11/17/11; U.S. Treasury Bond, 8.13%, due 08/15/21; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 02/15/19

(2)  Federal Home Loan Bank, 0.40% to 4.10%, due 11/18/11 to 11/04/30; Federal Home Loan Mortgage Corp., 0%, due 02/16/12

(3)  Federal Farm Credit Bank, 0% to 5.00%, due 05/18/11 to 01/17/17; Federal Home Loan Bank, 0% to 4.18%, due 12/06/10 to 10/28/30; Federal Home Loan Mortgage Corp., 3.88% to 5.13%, due 04/18/11 to 01/19/16; Federal National Mortgage Association, 0.38% to 6.00%, due 12/15/10 to 04/18/36

(4)  U.S. Treasury Notes, 0.63% to 3.50%, due 12/31/10 to 08/31/14

(5)  Federal Home Loan Bank, 0% to 5.38%, due 12/06/10 to 03/06/19; Federal Home Loan Mortgage Corp., 0%, due 12/08/10 to 08/29/11; Federal National Mortgage Association, 0%, due 01/18/11 to 08/08/11; U.S. Treasury Notes, 0.63% to 4.63%, due 07/31/12 to 08/15/20

(6)  Federal Farm Credit Bank, 0% to 6.90%, due 09/22/14 to 09/14/20; Federal Home Loan Bank, 0% to 6.00%, due 05/16/11 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/10/12 to 11/29/19; Federal National Mortgage Association, 0% to 4.13%, due 04/01/11 to 03/02/17; U.S. Treasury Bonds, 0% to 11.25%, due 02/15/15 to 08/15/20; U.S. Treasury Notes, 0.50% to 5.00%, due 01/15/11 to 07/15/20

258 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts or bond future contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 259

instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 20+ Year Treasury, Ultra and UltraShort 7-10 Year Treasury and Ultra and UltraShort 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at November 30, 2010 contractually terminate within twenty-four months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$70,999,816		Ultra QQQ®	$5,721,758
		Ultra Dow30SM	7,926,369		Ultra Dow30SM	1,877,044
		Ultra S&P500®	110,048,536		Ultra S&P500®	11,291,016
		Ultra Russell3000	445,232		Ultra Russell3000	272,674
		Ultra MidCap400	7,763,471		Ultra MidCap400	851,517
		Ultra SmallCap600	5,504,077		Ultra SmallCap600	406,122
		Ultra Russell2000	22,621,743		Ultra Russell2000	1,322,301
		UltraPro QQQ®	4,280,591		UltraPro QQQ®	3,288,642
		UltraPro Dow30SM	493,296		UltraPro Dow30SM	583,298
		UltraPro S&P500®	10,684,227		UltraPro S&P500®	2,437,301
		UltraPro MidCap400	7,299,282		UltraPro MidCap400	49,529
		UltraPro Russell2000	5,686,416		UltraPro Russell2000	1,393,982
		Ultra Russell1000 Value	—		Ultra Russell1000 Value	605,880
		Ultra Russell1000 Growth	1,529,491		Ultra Russell1000 Growth	107,555
		Ultra Russell MidCap Value	1,177,112		Ultra Russell MidCap Value	73,967
		Ultra Russell MidCap Growth	1,844,762		Ultra Russell MidCap Growth	42,533
		Ultra Russell2000 Value	1,625,282		Ultra Russell2000 Value	310,758
		Ultra Russell2000 Growth	1,121,880		Ultra Russell2000 Growth	73,904
		Ultra Basic Materials	15,560,647		Ultra Basic Materials	4,262,914
		Ultra Nasdaq Biotechnology	89,517		Ultra Nasdaq Biotechnology	175,210

260 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra Consumer Goods	$825,229		Ultra Consumer Goods	$161,848
		Ultra Consumer Services	479,749		Ultra Consumer Services	115,522
		Ultra Financials	3,108,056		Ultra Financials	41,231,208
		Ultra Health Care	1,300,532		Ultra Health Care	836,270
		Ultra Industrials	1,485,260		Ultra Industrials	606,854
		Ultra Oil & Gas	42,565,978		Ultra Oil & Gas	441,851
		Ultra Real Estate	43,933,929		Ultra Real Estate	15,931,741
		Ultra KBW Regional Banking	—		Ultra KBW Regional Banking	644,794
		Ultra Semiconductors	5,475,435		Ultra Semiconductors	171,901
		Ultra Technology	10,829,043		Ultra Technology	5,036,930
		Ultra Telecommunications	316,771		Ultra Telecommunications	232,912
		Ultra Utilities	1,595,778		Ultra Utilities	227,822
		Ultra MSCI EAFE	136,432		Ultra MSCI EAFE	776,764
		Ultra MSCI Emerging Markets	3,845,448		Ultra MSCI Emerging Markets	3,999,763
		Ultra MSCI Europe	—		Ultra MSCI Europe	679,484
		Ultra MSCI Pacific ex-Japan	694,611		Ultra MSCI Pacific ex-Japan	274,439
		Ultra MSCI Brazil	1,109,991		Ultra MSCI Brazil	1,215,752
		Ultra FTSE China 25	4,602,298		Ultra FTSE China 25	3,835,034
		Ultra MSCI Japan	480,153		Ultra MSCI Japan	52,945
		Ultra MSCI Mexico Investable Market	344,381		Ultra MSCI Mexico Investable Market	36,581
		Ultra 7-10 Year Treasury	65,769		Ultra 7-10 Year Treasury	65,593
		Ultra 20+ Year Treasury	36,759		Ultra 20+ Year Treasury	315,311
		Short QQQ®	2,454,386		Short QQQ®	10,973,096
		Short Dow30SM	1,350,219		Short Dow30SM	13,810,661
		Short S&P500®	2,238,167		Short S&P500®	149,789,543
		Short MidCap400	1,674		Short MidCap400	2,575,365
		Short SmallCap600	21,894		Short SmallCap600	2,275,164
		Short Russell2000	569,882		Short Russell2000	14,990,041
		UltraShort QQQ®	22,007,035		UltraShort QQQ®	61,417,516
		UltraShort Dow30SM	2,450,543		UltraShort Dow30SM	57,557,844
		UltraShort S&P500®	19,555,888		UltraShort S&P500®	388,936,481
		UltraShort Russell3000	35,063		UltraShort Russell3000	135,135
		UltraShort MidCap400	87,024		UltraShort MidCap400	3,260,618
		UltraShort SmallCap600	77,534		UltraShort SmallCap600	2,446,424
		UltraShort Russell2000	1,540,560		UltraShort Russell2000	39,532,239
		UltraPro Short QQQ®	788,188		UltraPro Short QQQ®	13,644,712
		UltraPro Short Dow30SM	1,917,881		UltraPro Short Dow30SM	1,952,031
		UltraPro Short S&P500®	6,602,060		UltraPro Short S&P500®	78,066,366
		UltraPro Short MidCap400	32,470		UltraPro Short MidCap400	216,664
		UltraPro Short Russell2000	341,368		UltraPro Short Russell2000	3,387,236

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 261

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort Russell1000 Value	$73,342		UltraShort Russell1000 Value	—
		UltraShort Russell1000 Growth	5,094		UltraShort Russell1000 Growth	$745,019
		UltraShort Russell MidCap Value	34,938		UltraShort Russell MidCap Value	149,878
		UltraShort Russell MidCap Growth	124		UltraShort Russell MidCap Growth	340,960
		UltraShort Russell2000 Value	283,828		UltraShort Russell2000 Value	97,189
		UltraShort Russell2000 Growth	—		UltraShort Russell2000 Growth	3,110,462
		Short Basic Materials	4,126		Short Basic Materials	164,387
		Short Financials	3,115,079		Short Financials	—
		Short Oil & Gas	—		Short Oil & Gas	1,183,979
		Short Real Estate	1,013,120		Short Real Estate	262,464
		Short KBW Regional Banking	2,182,109		Short KBW Regional Banking	—
		UltraShort Basic Materials	97,704		UltraShort Basic Materials	32,626,116
		UltraShort Nasdaq Biotechnology	190,750		UltraShort Nasdaq Biotechnology	—
		UltraShort Consumer Goods	73,018		UltraShort Consumer Goods	1,817,061
		UltraShort Consumer Services	110,605		UltraShort Consumer Services	5,590,981
		UltraShort Financials	18,080,793		UltraShort Financials	2,095,345
		UltraShort Health Care	95,676		UltraShort Health Care	77,949
		UltraShort Industrials	45,400		UltraShort Industrials	1,420,788
		UltraShort Oil & Gas	—		UltraShort Oil & Gas	26,279,108
		UltraShort Real Estate	5,813,477		UltraShort Real Estate	83,183,585
		UltraShort Semiconductors	—		UltraShort Semiconductors	4,645,793
		UltraShort Technology	390,450		UltraShort Technology	2,890,058
		UltraShort Telecommunications	30,885		UltraShort Telecommunications	358,674
		UltraShort Utilities	81,827		UltraShort Utilities	553,470
		Short MSCI EAFE	2,084,734		Short MSCI EAFE	8,540,524
		Short MSCI Emerging Markets	9,795,774		Short MSCI Emerging Markets	8,325,614
		Short FTSE China 25	271,617		Short FTSE China 25	—
		UltraShort MSCI EAFE	570,414		UltraShort MSCI EAFE	3,208,939
		UltraShort MSCI Emerging Markets	1,887,418		UltraShort MSCI Emerging Markets	31,167,987
		UltraShort MSCI Europe	4,727,821		UltraShort MSCI Europe	14,958,979
		UltraShort MSCI Pacific ex-Japan	138,614		UltraShort MSCI Pacific ex-Japan	—
		UltraShort MSCI Brazil	863,020		UltraShort MSCI Brazil	—
		UltraShort FTSE China 25	3,758,274		UltraShort FTSE China 25	51,795,903
		UltraShort MSCI Japan	84,663		UltraShort MSCI Japan	158,062

262 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort MSCI Mexico Investable Market	$14,395		UltraShort MSCI Mexico Investable Market	$743,990
		Short 20+ Year Treasury	1,594,941		Short 20+ Year Treasury	8,299,065
		UltraShort 7-10 Year Treasury	11,583,715		UltraShort 7-10 Year Treasury	—
		UltraShort 20+ Year Treasury	22,778,383		UltraShort 20+ Year Treasury	502,773,443
		Credit Suisse 130/30	52,572		Credit Suisse 130/30	917,061

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2010

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra QQQ®	$(2,769,642)	$120,440,505
		Ultra Dow30SM	(2,180,751)	37,613,544
		Ultra S&P500®	6,830,581	127,428,186
		Ultra Russell3000	932,649	(239,115)
		Ultra MidCap400	1,765,839	9,897,388
		Ultra SmallCap600	(5,574,313)	9,298,011
		Ultra Russell2000	(10,186,895)	30,233,169
		UltraPro QQQ®	21,080,397	(4,978)
		UltraPro Dow30SM	2,821,047	(271,366)
		UltraPro S&P500®	28,035,170	6,010,442
		UltraPro MidCap400	(318,502)	6,210,169
		UltraPro Russell2000	4,020,638	2,248,028
		Ultra Russell1000 Value	(573,727)	1,251,647
		Ultra Russell1000 Growth	(466,915)	2,206,104
		Ultra Russell MidCap Value	(1,873,263)	2,748,979
		Ultra Russell MidCap Growth	(1,554,725)	3,521,882
		Ultra Russell2000 Value	(3,832,184)	4,388,971
		Ultra Russell2000 Growth	(446,038)	3,476,594
		Ultra Basic Materials	91,284,812	(3,458,120)
		Ultra Nasdaq Biotechnology	(97,972)	513,682
		Ultra Consumer Goods	1,870,644	1,306,720

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 263

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra Consumer Services	$1,401,560	$498,077
		Ultra Financials	(87,611,516)	41,536,089
		Ultra Health Care	1,188,711	1,330,903
		Ultra Industrials	2,117,937	1,247,323
		Ultra Oil & Gas	(767,855)	69,780,725
		Ultra Real Estate	26,602,590	23,411,974
		Ultra KBW Regional Banking	(715,080)	(451,746)
		Ultra Semiconductors	2,906,063	5,520,981
		Ultra Technology	2,805,882	9,423,391
		Ultra Telecommunications	597,674	338,103
		Ultra Utilities	508,623	1,699,851
		Ultra MSCI EAFE	3,096,474	(414,978)
		Ultra MSCI Emerging Markets	8,236,677	(322,327)
		Ultra MSCI Europe	1,281,112	(329,793)
		Ultra MSCI Pacific ex-Japan	51,360	979,563
		Ultra MSCI Brazil	845,706	38,763
		Ultra FTSE China 25	7,567,447	346,775
		Ultra MSCI Japan	797,941	643,066
		Ultra MSCI Mexico Investable Market	226,829	607,708
		Ultra 7-10 Year Treasury	3,489,314	(950,495)
		Ultra 20+ Year Treasury	688,069	(1,011,559)
		Short QQQ®	(26,504,345)	(14,989,033)
		Short Dow30SM	(11,221,570)	(26,142,990)
		Short S&P500®	(180,176,533)	(117,272,455)
		Short MidCap400	(1,387,537)	(3,903,840)
		Short SmallCap600	(3,107,076)	(1,608,658)
		Short Russell2000	(39,096,061)	(21,784,380)
		UltraShort QQQ®	(235,446,423)	(63,105,379)
		UltraShort Dow30SM	(38,559,983)	(83,805,392)
		UltraShort S&P500®	(648,531,917)	(156,792,218)
		UltraShort Russell3000	(498,904)	(17,641)
		UltraShort MidCap400	(11,885,537)	1,408,633
		UltraShort SmallCap600	(4,502,363)	(2,696,747)
		UltraShort Russell2000	(142,559,390)	(26,005,420)
		UltraPro Short QQQ®	(19,781,120)	(12,796,914)
		UltraPro Short Dow30SM	(10,508,904)	(707,319)
		UltraPro Short S&P500®	(83,205,205)	(58,676,049)
		UltraPro Short MidCap400	(1,725,768)	(455,282)
		UltraPro Short Russell2000	(15,149,005)	(2,393,227)
		UltraShort Russell1000 Value	(658,929)	(773,154)
		UltraShort Russell1000 Growth	(786,374)	(1,693,754)
		UltraShort Russell MidCap Value	(1,609,828)	(83,426)

264 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraShort Russell MidCap Growth	$(2,052,161)	$(662,966)
		UltraShort Russell2000 Value	(2,731,871)	(361,851)
		UltraShort Russell2000 Growth	(2,542,096)	(3,277,088)
		Short Basic Materials	(925,461)	(211,890)
		Short Financials	(8,650,411)	3,373,383
		Short Oil & Gas	(1,817,175)	(1,206,681)
		Short Real Estate	(5,433,535)	883,906
		Short KBW Regional Banking	(2,057,046)	2,188,505
		UltraShort Basic Materials	(36,937,312)	(21,267,483)
		UltraShort Nasdaq Biotechnology	(1,498,092)	(185,188)
		UltraShort Consumer Goods	(2,100,768)	(1,832,952)
		UltraShort Consumer Services	(7,250,072)	(3,435,461)
		UltraShort Financials	(82,611,445)	26,970,054
		UltraShort Health Care	(638,494)	(190,782)
		UltraShort Industrials	(2,123,437)	(1,358,632)
		UltraShort Oil & Gas	(19,627,065)	(32,498,371)
		UltraShort Real Estate	(84,380,243)	(36,858,703)
		UltraShort Semiconductors	(4,883,682)	(2,384,174)
		UltraShort Technology	(4,336,176)	(2,059,927)
		UltraShort Telecommunications	(481,246)	(135,623)
		UltraShort Utilities	(917,094)	(474,517)
		Short MSCI EAFE	(21,383,604)	(6,222,654)
		Short MSCI Emerging Markets	(60,529,889)	10,204,954
		Short FTSE China 25	(1,757,142)	715,777
		UltraShort MSCI EAFE	(12,047,256)	(2,195,236)
		UltraShort MSCI Emerging Markets	(48,118,668)	(15,669,391)
		UltraShort MSCI Europe	(57,357,654)	6,702,847
		UltraShort MSCI Pacific ex-Japan	(2,299,149)	988,922
		UltraShort MSCI Brazil	(26,313,446)	11,111,452
		UltraShort FTSE China 25	(80,382,107)	(17,064,798)
		UltraShort MSCI Japan	(3,245,235)	(180,943)
		UltraShort MSCI Mexico Investable Market	(1,534,889)	(149,921)
		Short 20+ Year Treasury	(20,560,098)	(5,847,965)
		UltraShort 7-10 Year Treasury	(108,833,366)	55,309,202
		UltraShort 20+ Year Treasury	(165,891,338)	(439,314,274)
		Credit Suisse 130/30	403,248	(769,255)

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 265

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2010, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2010 and October 31, 2009, were as follows:

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	$3,019,708	—	—	$3,019,708	$14,255,646	—	—	$14,255,646
Ultra S&P500®	14,065,200	—	—	14,065,200	38,134,373	—	$367,836	38,502,209
Ultra Russell3000	30,062	—	—	30,062	12,772	—	—	12,772
Ultra MidCap400	112,878	—	—	112,878	635,914	—	220,873	856,787
Ultra SmallCap600	—	—	—	—	138,349	—	49,915	188,264
Ultra Russell2000	65,174	—	—	65,174	1,246,142	—	437,257	1,683,399
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	40,021	—	—	40,021	—	—	—	—
UltraPro S&P500®	512,277	—	—	512,277	25,302	—	—	25,302
UltraPro MidCap400	—	—	$19,450	19,450	—	—	—	—
UltraPro Russell2000	—	—	—	—	—	—	—	—
Ultra Russell1000 Value	146,013	—	—	146,013	341,000	—	—	341,000
Ultra Russell1000 Growth	146,575	—	—	146,575	179,470	—	9,046	188,516
Ultra Russell MidCap Value	104,900	—	—	104,900	178,133	—	9,150	187,283
Ultra Russell MidCap Growth	10,881	—	—	10,881	24,884	—	12,234	37,118
Ultra Russell2000 Value	84,281	—	—	84,281	196,735	—	—	196,735
Ultra Russell2000 Growth	—	—	—	—	—	—	10,077	10,077
Ultra Basic Materials	1,189,614	—	—	1,189,614	4,707,191	—	—	4,707,191
Ultra Nasdaq Biotechnology	2,984	—	5,799	8,783	—	—	—	—
Ultra Consumer Goods	397,598	—	—	397,598	293,113	—	—	293,113
Ultra Consumer Services	46,087	—	—	46,087	53,836	—	11,646	65,482
Ultra Financials	2,775,591	—	—	2,775,591	29,030,024	—	4,962,377	33,992,401
Ultra Health Care	649,233	—	—	649,233	475,535	—	18,231	493,766
Ultra Industrials	184,928	—	—	184,928	336,855	—	—	336,855
Ultra Oil & Gas	2,715,775	—	—	2,715,775	5,823,113	—	740,383	6,563,496
Ultra Real Estate	5,048,539	—	—	5,048,539	12,671,834	—	—	12,671,834

266 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra KBW Regional Banking	$15,846	—	$4,598	$20,444	—	—	—	—
Ultra Semiconductors	345,291	—	—	345,291	$841,375	—	$67,408	$908,783
Ultra Technology	—	—	—	—	32,348	—	191,660	224,008
Ultra Telecommunications	227,427	—	—	227,427	327,812	—	—	327,812
Ultra Utilities	668,282	—	—	668,282	828,586	—	—	828,586
Ultra MSCI EAFE	19,906	—	—	19,906	—	—	—	—
Ultra MSCI Emerging Markets	54,008	—	—	54,008	—	—	—	—
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—	—
Ultra 20+ Year Treasury	19,989	—	—	19,989	—	—	—	—
Short QQQ®	—	—	—	—	4,857,267	$248,328	—	5,105,595
Short Dow30SM	—	—	—	—	20,334,279	644,280	—	20,978,559
Short S&P500®	—	—	—	—	57,351,350	184,807	—	57,536,157
Short MidCap400	—	—	—	—	3,831,813	407,412	—	4,239,225
Short SmallCap600	—	—	—	—	7,266,783	—	—	7,266,783
Short Russell2000	—	—	—	—	16,407,387	179,159	—	16,586,546
UltraShort QQQ®	—	—	—	—	104,079,968	—	—	104,079,968
UltraShort Dow30SM	—	—	—	—	139,678,620	—	—	139,678,620
UltraShort S&P500®	—	—	—	—	386,940,342	—	—	386,940,342
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	23,260,894	—	—	23,260,894
UltraShort SmallCap600	—	—	—	—	10,792,862	—	—	10,792,862
UltraShort Russell2000	—	—	—	—	133,518,106	—	—	133,518,106
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	2,158,640	—	—	2,158,640
UltraShort Russell1000 Growth	—	—	—	—	7,425,631	—	—	7,425,631
UltraShort Russell MidCap Value	—	—	—	—	4,496,614	—	—	4,496,614

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 267

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Russell MidCap Growth	—	—	—	—	$4,034,605	—	—	$4,034,605
UltraShort Russell2000 Value	—	—	—	—	2,291,569	—	—	2,291,569
UltraShort Russell2000 Growth	—	—	—	—	8,175,002	—	—	8,175,002
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	1,805,528	—	—	1,805,528
Short Oil & Gas	—	—	—	—	1,823,555	—	—	1,823,555
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	45,864,183	—	—	45,864,183
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	8,488,763	—	—	8,488,763
UltraShort Consumer Services	—	—	—	—	38,162,521	—	—	38,162,521
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	4,449,637	—	—	4,449,637
UltraShort Industrials	—	—	—	—	39,519,612	—	—	39,519,612
UltraShort Oil & Gas	—	—	—	—	75,696,978	—	—	75,696,978
UltraShort Real Estate	—	—	—	—	100,188,889	—	—	100,188,889
UltraShort Semiconductors	—	—	—	—	12,716,082	—	—	12,716,082
UltraShort Technology	—	—	—	—	19,878,350	—	—	19,878,350
UltraShort Telecommunications	$8,014	—	—	$8,014	3,207,854	—	—	3,207,854
UltraShort Utilities	32,214	—	—	32,214	10,305,423	—	—	10,305,423
Short MSCI EAFE	—	—	—	—	8,530,603	—	—	8,530,603
Short MSCI Emerging Markets	—	—	—	—	2,875,902	—	—	2,875,902
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	18,091,178	—	—	18,091,178
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	1,824,093	—	—	1,824,093
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
268 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort 7-10 Year Treasury	—	—	—	—	$3,260	—	—	$3,260
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
Credit Suisse 130/30	$228,668	—	—	$228,668	52,705	—	—	52,705

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

At October 31, 2010 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(687,464,839)	$67,519,593
Ultra Dow30SM	—	—	(314,769,219)	10,501,039
Ultra S&P500®	$340,205	—	(1,062,757,660)	152,387,269
Ultra Russell3000	—	—	—	1,503,231
Ultra MidCap400	—	—	(42,624,120)	18,749,556
Ultra SmallCap600	—	—	(14,522,237)	3,769,963
Ultra Russell2000	—	—	(164,709,277)	10,247,682
UltraPro QQQ®	—	—	(3,312,816)	30,775,649
UltraPro Dow30SM	—	—	(126,763)	3,241,757
UltraPro S&P500®	—	—	(534,984)	44,784,419
UltraPro MidCap400	—	—	(202,862)	7,847,328
UltraPro Russell2000	—	—	(710,949)	8,010,744
Ultra Russell1000 Value	6,736	—	(8,988,729)	(396,550)
Ultra Russell1000 Growth	—	—	(12,195,742)	2,045,074
Ultra Russell MidCap Value	—	—	(2,039,946)	1,073,947
Ultra Russell MidCap Growth	—	—	(8,726,501)	2,371,719
Ultra Russell2000 Value	—	—	(9,113,094)	706,232
Ultra Russell2000 Growth	—	—	(7,503,915)	2,064,164
Ultra Basic Materials	—	—	—	98,052,124
Ultra Nasdaq Biotechnology	—	—	(565,831)	63,399
Ultra Consumer Goods	—	—	—	3,808,864
Ultra Consumer Services	—	—	(203,852)	781,984
Ultra Financials	—	—	(2,384,298,091)	(16,297,090)
Ultra Health Care	—	—	(13,522,587)	5,017,135
Ultra Industrials	—	—	—	5,084,138
Ultra Oil & Gas	—	—	(82,191,390)	26,539,508
Ultra Real Estate	—	—	—	112,345,308
Ultra KBW Regional Banking	—	—	(1,965,194)	(1,266,119)
Ultra Semiconductors	—	—	(31,196,621)	6,568,172
Ultra Technology	—	—	(15,059,872)	22,480,801
Ultra Telecommunications	9,914	—	(847,723)	711,906

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 269

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Utilities	$34,142	—	$(13,863,832)	$2,461,261
Ultra MSCI EAFE	—	—	—	2,521,257
Ultra MSCI Emerging Markets	—	—	(167,146)	11,200,524
Ultra MSCI Europe	—	—	(289,198)	1,157,417
Ultra MSCI Pacific ex-Japan	—	—	(385,999)	808,554
Ultra MSCI Brazil	—	—	(542,934)	1,830,517
Ultra FTSE China 25	—	—	(1,734,319)	9,717,841
Ultra MSCI Japan	—	—	(297,533)	1,312,963
Ultra MSCI Mexico Investable Market	—	—	(87,729)	469,529
Ultra 7-10 Year Treasury	—	—	—	3,533,618
Ultra 20+ Year Treasury	37,843	—	(671,582)	1,851,374
Short QQQ®	—	—	(105,597,978)	(25,352,321)
Short Dow30SM	—	—	(101,951,410)	(15,898,828)
Short S&P500®	—	—	(671,481,723)	(152,937,198)
Short MidCap400	—	—	(30,754,888)	(1,722,382)
Short SmallCap600	—	—	(20,655,125)	(2,632,248)
Short Russell2000	—	—	(116,430,205)	(11,294,505)
UltraShort QQQ®	—	—	(890,181,936)	(201,084,043)
UltraShort Dow30SM	—	—	(489,622,501)	(65,043,365)
UltraShort S&P500®	—	—	(2,568,572,376)	(479,500,805)
UltraShort Russell3000	—	—	(2,353,619)	(303,754)
UltraShort MidCap400	—	—	(81,299,058)	(5,162,008)
UltraShort SmallCap600	—	—	(28,814,438)	(3,993,324)
UltraShort Russell2000	—	—	(569,049,142)	(52,377,046)
UltraPro Short QQQ®	—	—	(13,723,268)	(18,598,746)
UltraPro Short Dow30SM	—	—	(9,009,922)	(3,194,972)
UltraPro Short S&P500®	—	—	(102,042,722)	(102,766,699)
UltraPro Short MidCap400	—	—	(2,821,723)	(1,433,197)
UltraPro Short Russell2000	—	—	(13,054,940)	(3,643,117)
UltraShort Russell1000 Value	—	—	(20,206,488)	(117,783)
UltraShort Russell1000 Growth	—	—	(24,211,670)	(711,557)
UltraShort Russell MidCap Value	—	—	(9,148,210)	(182,704)
UltraShort Russell MidCap Growth	—	—	(15,461,988)	(603,883)
UltraShort Russell2000 Value	—	—	(23,919,246)	(1,217,351)
UltraShort Russell2000 Growth	—	—	(13,016,043)	(2,239,830)
Short Basic Materials	—	—	(568,074)	(81,922)
Short Financials	—	—	(89,776,790)	473,266
Short Oil & Gas	—	—	(4,304,935)	(836,770)
Short Real Estate	—	—	(3,968,005)	(830,287)
Short KBW Regional Banking	—	—	(475,909)	1,744,670
UltraShort Basic Materials	—	—	(209,559,186)	(29,159,490)
UltraShort Nasdaq Biotechnology	—	—	(435,627)	108,578
UltraShort Consumer Goods	—	—	(14,965,048)	(1,996,212)
UltraShort Consumer Services	—	—	(72,601,340)	(5,794,839)
UltraShort Financials	—	—	(1,189,065,946)	3,507,036
UltraShort Health Care	—	—	(12,789,664)	(361,960)
UltraShort Industrials	—	—	(39,018,943)	(1,081,790)
UltraShort Oil & Gas	—	—	(175,611,968)	(16,711,244)
UltraShort Real Estate	—	—	(3,128,331,080)	(89,006,521)

270 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Semiconductors	—	—	$(50,507,717)	$(3,407,185)
UltraShort Technology	—	—	(55,925,422)	(3,881,333)
UltraShort Telecommunications	—	—	(6,090,805)	(460,920)
UltraShort Utilities	—	—	(11,270,733)	(813,942)
Short MSCI EAFE	—	—	(51,343,003)	(11,904,499)
Short MSCI Emerging Markets	—	—	(111,643,740)	(24,164,972)
Short FTSE China 25	—	—	(1,199,922)	48,692
UltraShort MSCI EAFE	—	—	(75,354,966)	(4,739,087)
UltraShort MSCI Emerging Markets	—	—	(580,360,285)	(37,102,174)
UltraShort MSCI Europe	—	—	(38,249,173)	(20,021,836)
UltraShort MSCI Pacific ex-Japan	—	—	(4,678,690)	10,362
UltraShort MSCI Brazil	—	—	(20,418,401)	800,477
UltraShort FTSE China 25	—	—	(131,146,062)	(63,099,773)
UltraShort MSCI Japan	—	—	(10,193,997)	108,547
UltraShort MSCI Mexico Investable Market	—	—	(11,227,876)	(711,627)
Short 20+ Year Treasury	—	—	(56,812,921)	(13,501,175)
UltraShort 7-10 Year Treasury	—	—	(34,196,936)	(89,680,801)
UltraShort 20+ Year Treasury	—	—	(664,186,865)	(526,753,406)
Credit Suisse 130/30	—	—	(440,194)	5,059,682

For the tax year ended October 31, 2010, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
Ultra QQQ®	$132,668,303	$554,796,536	—	$687,464,839
Ultra Dow30SM	—	314,769,219	—	314,769,219
Ultra S&P500®	—	1,062,757,660	—	1,062,757,660
Ultra Russell3000	—	—	—	—
Ultra MidCap400	—	42,624,120	—	42,624,120
Ultra SmallCap600	—	14,522,237	—	14,522,237
Ultra Russell2000	4,500,799	160,208,478	—	164,709,277
UltraPro QQQ®	—	—	$3,312,816	3,312,816
UltraPro Dow30SM	—	—	126,763	126,763
UltraPro S&P500®	—	—	534,984	534,984
UltraPro MidCap400	—	—	202,862	202,862
UltraPro Russell2000	—	—	710,949	710,949
Ultra Russell1000 Value	1,649,658	7,339,071	—	8,988,729
Ultra Russell1000 Growth	1,110,325	11,085,417	—	12,195,742
Ultra Russell MidCap Value	1,548,614	491,332	—	2,039,946
Ultra Russell MidCap Growth	6,014,353	2,712,148	—	8,726,501
Ultra Russell2000 Value	5,450,901	3,662,193	—	9,113,094
Ultra Russell2000 Growth	897,939	6,605,976	—	7,503,915
Ultra Basic Materials	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	565,831	565,831
Ultra Consumer Goods	—	—	—	—
Ultra Consumer Services	—	203,852	—	203,852
Ultra Financials	977,035,076	1,407,263,015	—	2,384,298,091
Ultra Health Care	—	13,552,587	—	13,522,587
Ultra Industrials	—	—	—	—

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 271

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
Ultra Oil & Gas	—	$82,191,390	—	$82,191,390
Ultra Real Estate	—	—	—	—
Ultra KBW Regional Banking	—	—	$1,965,194	1,965,194
Ultra Semiconductors	$7,883,495	23,313,126	—	31,196,621
Ultra Technology	—	15,059,872	—	15,059,872
Ultra Telecommunications	—	847,723	—	847,723
Ultra Utilities	547,751	13,316,081	—	13,863,832
Ultra MSCI EAFE	—	—	—	—
Ultra MSCI Emerging Markets	—	11,592	155,554	167,146
Ultra MSCI Europe	—	—	289,198	289,198
Ultra MSCI Pacific ex-Japan	—	—	385,999	385,999
Ultra MSCI Brazil	—	—	542,934	542,934
Ultra FTSE China 25	—	465,248	1,269,071	1,734,319
Ultra MSCI Japan	—	9,848	287,685	297,533
Ultra MSCI Mexico Investable Market	—	—	87,729	87,729
Ultra 7-10 Year Treasury	—	—	—	—
Ultra 20+ Year Treasury	—	—	671,582	671,582
Short QQQ®	—	46,413,351	59,184,627	105,597,978
Short Dow30SM	—	27,666,267	74,285,143	101,951,410
Short S&P500®	—	275,479,255	396,002,468	671,481,723
Short MidCap400	—	14,091,075	16,663,813	30,754,888
Short SmallCap600	—	10,910,309	9,744,816	20,655,125
Short Russell2000	—	30,602,995	85,827,210	116,430,205
UltraShort QQQ®	—	344,027,075	546,154,861	890,181,936
UltraShort Dow30SM	—	211,568,661	278,053,840	489,622,501
UltraShort S&P500®	—	954,224,900	1,614,347,476	2,568,572,376
UltraShort Russell3000	—	578,178	1,775,441	2,353,619
UltraShort MidCap400	—	62,058,079	19,240,979	81,299,058
UltraShort SmallCap600	—	10,418,599	18,395,839	28,814,438
UltraShort Russell2000	—	197,617,837	371,431,305	569,049,142
UltraPro Short QQQ®	—	—	13,723,268	13,723,268
UltraPro Short Dow30SM	—	—	9,009,922	9,009,922
UltraPro Short S&P500®	—	21,450,893	80,591,829	102,042,722
UltraPro Short MidCap400	—	—	2,821,723	2,821,723
UltraPro Short Russell2000	—	—	13,054,940	13,054,940
UltraShort Russell1000 Value	—	15,201,628	5,004,860	20,206,488
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	24,211,670
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	9,148,210
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	15,461,988
UltraShort Russell2000 Value	—	14,216,121	9,703,125	23,919,246
UltraShort Russell2000 Growth	—	13,016,043	—	13,016,043
Short Basic Materials	—	—	568,074	568,074
Short Financials	—	55,095,891	34,680,899	89,776,790
Short Oil & Gas	—	1,584,332	2,720,603	4,304,935
Short Real Estate	—	—	3,968,005	3,968,005
Short KBW Regional Banking	—	—	475,909	475,909
UltraShort Basic Materials	—	99,100,007	110,459,179	209,559,186
UltraShort Nasdaq Biotechnology	—	—	435,627	435,627
UltraShort Consumer Goods	—	680,668	14,284,380	14,965,048

272 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
UltraShort Consumer Services	—	$37,806,587	$34,794,753	$72,601,340
UltraShort Financials	—	939,341,490	249,724,456	1,189,065,946
UltraShort Health Care	—	10,002,522	2,787,142	12,789,664
UltraShort Industrials	—	17,718,515	21,300,428	39,018,943
UltraShort Oil & Gas	—	72,588,775	103,023,193	175,611,968
UltraShort Real Estate	—	2,597,807,224	530,523,856	3,128,331,080
UltraShort Semiconductors	—	28,767,489	21,740,228	50,507,717
UltraShort Technology	—	38,866,512	17,058,910	55,925,422
UltraShort Telecommunications	—	5,408,371	682,434	6,090,805
UltraShort Utilities	—	7,484,152	3,786,581	11,270,733
Short MSCI EAFE	—	32,745,434	18,597,569	51,343,003
Short MSCI Emerging Markets	—	40,438,104	71,205,636	111,643,740
Short FTSE China 25	—	—	1,199,922	1,199,922
UltraShort MSCI EAFE	—	67,426,453	7,928,513	75,354,966
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	580,360,285
UltraShort MSCI Europe	—	3,795,429	34,453,744	38,249,173
UltraShort MSCI Pacific ex-Japan	—	1,002,480	3,676,210	4,678,690
UltraShort MSCI Brazil	—	3,763,284	16,655,117	20,418,401
UltraShort FTSE China 25	—	—	131,146,062	131,146,062
UltraShort MSCI Japan	—	3,844,289	6,349,708	10,193,997
UltraShort MSCI Mexico Investable Market	—	6,041,732	5,186,144	11,227,876
Short 20+ Year Treasury	—	228,972	56,583,949	56,812,921
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	34,196,936
UltraShort 20+ Year Treasury	—	—	664,186,865	664,186,865
Credit Suisse 130/30	—	—	440,194	440,194

For the tax year ended October 31, 2010, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra QQQ®	$323,882,178
Ultra Dow30SM	145,368,165
Ultra S&P500®	480,697,312
Ultra MidCap400	34,019,372
Ultra SmallCap600	11,364,361
Ultra Russell2000	49,363,856
Ultra Russell1000 Value	5,397,008
Ultra Russell1000 Growth	5,601,514
Ultra Russell MidCap Value	4,333,614
Ultra Russell MidCap Growth	3,559,487
Ultra Russell2000 Value	2,083,741
Ultra Russell2000 Growth	6,788,158
Ultra Basic Materials	61,950,843
Ultra Consumer Goods	3,397,788
Ultra Consumer Services	3,038,282
Ultra Financials	451,404,001
Ultra Health Care	8,430,839
Ultra Industrials	4,161,303
Ultra Oil & Gas	80,275,821
Ultra Real Estate	35,989,167

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 273

Fund	Capital Loss Utilized
Ultra Semiconductors	$22,567,716
Ultra Technology	33,066,846
Ultra Telecommunications	2,972,221
Ultra Utilities	3,233,034
Ultra MSCI EAFE	43,571

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the six months ended November 30, 2010, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra QQQ®	$322,062	—	—	September 30, 2011
Ultra Dow30SM	80,250	—	—	September 30, 2011
Ultra S&P500®	—	—	—	September 30, 2011
Ultra Russell3000	23,319	$3,109	$76,820	September 30, 2011
Ultra MidCap400	88,264	—	—	September 30, 2011
Ultra SmallCap600	117,827	—	—	September 30, 2011
Ultra Russell2000	306,597	—	—	September 30, 2011
UltraPro QQQ®	100,930	—	—	September 30, 2011
UltraPro Dow30SM	31,544	—	—	September 30, 2011
UltraPro S&P500®	116,882	—	—	September 30, 2011
UltraPro MidCap400	85,987	—	—	September 30, 2011
UltraPro Russell2000	107,893	14,385	24,506	September 30, 2011
Ultra Russell1000 Value	48,367	6,449	30,555	September 30, 2011
Ultra Russell1000 Growth	50,091	6,679	26,407	September 30, 2011
Ultra Russell MidCap Value	32,695	4,359	53,061	September 30, 2011
Ultra Russell MidCap Growth	42,190	5,625	30,995	September 30, 2011
Ultra Russell2000 Value	70,539	9,405	31,963	September 30, 2011
Ultra Russell2000 Growth	75,683	10,091	27,142	September 30, 2011
Ultra Basic Materials	84,866	—	—	September 30, 2011

274 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra Nasdaq Biotechnology	$18,211	$2,428	$8,869	September 30, 2011
Ultra Consumer Goods	69,665	—	—	September 30, 2011
Ultra Consumer Services	62,298	8,306	5,597	September 30, 2011
Ultra Financials	70,907	—	—	September 30, 2011
Ultra Health Care	68,270	—	—	September 30, 2011
Ultra Industrials	77,344	—	—	September 30, 2011
Ultra Oil & Gas	99,791	—	—	September 30, 2011
Ultra Real Estate	86,952	—	—	September 30, 2011
Ultra KBW Regional Banking	26,571	2,296	—	September 30, 2011
Ultra Semiconductors	67,733	—	—	September 30, 2011
Ultra Technology	80,683	—	—	September 30, 2011
Ultra Telecommunications	23,830	3,177	40,540	September 30, 2011
Ultra Utilities	67,035	—	—	September 30, 2011
Ultra MSCI EAFE	35,634	4,751	38,231	September 30, 2011
Ultra MSCI Emerging Markets	74,560	—	—	September 30, 2011
Ultra MSCI Europe	12,507	1,664	16,748	September 30, 2011
Ultra MSCI Pacific ex-Japan	10,924	1,457	18,180	September 30, 2011
Ultra MSCI Brazil	25,792	3,435	4,192	September 30, 2011
Ultra FTSE China 25	70,300	—	—	September 30, 2011
Ultra MSCI Japan	35,926	4,790	44,446	September 30, 2011
Ultra MSCI Mexico Investable Market	9,215	1,229	19,837	September 30, 2011
Ultra 7-10 Year Treasury	33,077	—	—	September 30, 2011
Ultra 20+ Year Treasury	32,749	—	—	September 30, 2011
Short QQQ®	128,932	—	—	September 30, 2011
Short Dow30SM	56,792	—	—	September 30, 2011
Short S&P500®	—	—	—	September 30, 2011
Short MidCap400	45,770	—	—	September 30, 2011
Short SmallCap600	48,752	—	—	September 30, 2011
Short Russell2000	153,776	—	—	September 30, 2011
UltraShort QQQ®	307,700	—	—	September 30, 2011
UltraShort Dow30SM	56,468	—	—	September 30, 2011
UltraShort S&P500®	—	—	—	September 30, 2011
UltraShort Russell3000	8,195	1,093	39,884	September 30, 2011
UltraShort MidCap400	46,723	—	—	September 30, 2011
UltraShort SmallCap600	51,389	—	—	September 30, 2011
UltraShort Russell2000	217,932	—	—	September 30, 2011
UltraPro Short QQQ®	65,706	—	—	September 30, 2011
UltraPro Short Dow30SM	36,531	—	—	September 30, 2011
UltraPro Short S&P500®	—	—	—	September 30, 2011
UltraPro Short MidCap400	18,051	2,340	—	September 30, 2011
UltraPro Short Russell2000	38,380	—	—	September 30, 2011
UltraShort Russell1000 Value	27,805	3,707	21,084	September 30, 2011
UltraShort Russell1000 Growth	33,005	4,401	14,971	September 30, 2011
UltraShort Russell MidCap Value	19,942	2,659	32,055	September 30, 2011
UltraShort Russell MidCap Growth	24,937	3,325	25,461	September 30, 2011
UltraShort Russell2000 Value	46,249	5,184	—	September 30, 2011
UltraShort Russell2000 Growth	51,649	—	—	September 30, 2011
Short Basic Materials	18,308	1,346	—	September 30, 2011
Short Financials	54,010	—	—	September 30, 2011
Short Oil & Gas	50,227	4,932	—	September 30, 2011

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 275

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Short Real Estate	$32,034	—	—	September 30, 2011
Short KBW Regional Banking	34,158	—	—	September 30, 2011
UltraShort Basic Materials	55,659	—	—	September 30, 2011
UltraShort Nasdaq Biotechnology	23,203	$2,299	—	September 30, 2011
UltraShort Consumer Goods	48,689	6,264	—	September 30, 2011
UltraShort Consumer Services	53,037	—	—	September 30, 2011
UltraShort Financials	52,120	—	—	September 30, 2011
UltraShort Health Care	19,554	2,607	$33,345	September 30, 2011
UltraShort Industrials	47,603	6,347	1,065	September 30, 2011
UltraShort Oil & Gas	55,509	—	—	September 30, 2011
UltraShort Real Estate	59,761	—	—	September 30, 2011
UltraShort Semiconductors	54,010	—	—	September 30, 2011
UltraShort Technology	54,195	—	—	September 30, 2011
UltraShort Telecommunications	7,290	972	57,683	September 30, 2011
UltraShort Utilities	23,175	3,090	29,341	September 30, 2011
Short MSCI EAFE	83,471	—	—	September 30, 2011
Short MSCI Emerging Markets	109,680	—	—	September 30, 2011
Short FTSE China 25	21,839	—	—	September 30, 2011
UltraShort MSCI EAFE	62,376	—	—	September 30, 2011
UltraShort MSCI Emerging Markets	98,392	—	—	September 30, 2011
UltraShort MSCI Europe	56,965	—	—	September 30, 2011
UltraShort MSCI Pacific ex-Japan	8,801	1,174	54,521	September 30, 2011
UltraShort MSCI Brazil	58,562	—	—	September 30, 2011
UltraShort FTSE China 25	116,871	—	—	September 30, 2011
UltraShort MSCI Japan	58,767	7,835	7,423	September 30, 2011
UltraShort MSCI Mexico Investable Market	16,785	2,238	45,065	September 30, 2011
Short 20+ Year Treasury	43,998	—	—	September 30, 2011
UltraShort 7-10 Year Treasury	50,697	—	—	September 30, 2011
UltraShort 20+ Year Treasury	—	—	—	September 30, 2011
Credit Suisse 130/30	85,643	—	—	September 30, 2011

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2010, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$709,796	$108,409	$2,984,346
Ultra Dow30SM	207,359	161,837	261,374	182,406	26,175	839,151
Ultra S&P500®	—	—	—	—	—	—
Ultra Russell3000	—	—	12,081	246,967	37,080	296,128
Ultra MidCap400	273,290	262,439	286,102	146,363	34,309	1,002,503
Ultra SmallCap600	117,270	153,502	300,310	139,951	54,751	765,784
Ultra Russell2000	309,572	420,622	989,384	500,359	101,001	2,320,938
UltraPro QQQ®	—	—	—	127,004	39,419	166,423
UltraPro Dow30SM	—	—	—	58,027	11,184	69,211
UltraPro S&P500®	—	—	22,535	315,207	37,815	375,557
UltraPro MidCap400	—	—	—	144,446	21,906	166,352
UltraPro Russell2000	—	—	—	191,089	64,677	255,766

276 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
Ultra Russell1000 Value	$57,385	$109,448	$261,071	$167,372	$43,149	$638,425
Ultra Russell1000 Growth	66,939	152,278	242,598	131,939	47,386	641,140
Ultra Russell MidCap Value	77,416	94,764	236,618	145,226	55,100	609,124
Ultra Russell MidCap Growth	89,292	114,507	200,040	136,213	48,336	588,388
Ultra Russell2000 Value	58,450	211,820	515,701	199,379	39,539	1,024,889
Ultra Russell2000 Growth	58,964	215,223	415,427	186,104	49,073	924,791
Ultra Basic Materials	76,918	102,535	239,877	190,416	25,591	635,337
Ultra Nasdaq Biotechnology	—	—	—	44,699	12,133	56,832
Ultra Consumer Goods	77,004	68,249	158,112	131,595	40,616	475,576
Ultra Consumer Services	88,455	65,215	177,086	133,564	46,508	510,828
Ultra Financials	—	112,089	761,323	247,379	22,367	1,143,158
Ultra Health Care	78,759	97,149	168,152	120,479	26,254	490,793
Ultra Industrials	85,307	79,122	214,947	136,317	35,382	551,075
Ultra Oil & Gas	91,521	145,921	335,397	192,483	36,418	801,740
Ultra Real Estate	80,853	114,651	224,831	220,577	24,944	665,856
Ultra KBW Regional Banking	—	—	—	42,986	13,267	56,253
Ultra Semiconductors	75,309	123,648	158,603	143,414	21,098	522,072
Ultra Technology	91,135	164,530	217,672	157,093	25,183	655,613
Ultra Telecommunications	—	57,580	68,674	125,448	49,373	301,075
Ultra Utilities	73,170	82,736	146,632	126,160	38,317	467,015
Ultra MSCI EAFE	—	—	26,000	105,384	47,360	178,744
Ultra MSCI Emerging Markets	—	—	27,016	154,408	27,556	208,980
Ultra MSCI Europe	—	—	—	47,068	10,157	57,225
Ultra MSCI Pacific ex-Japan	—	—	—	46,719	10,131	56,850
Ultra MSCI Brazil	—	—	—	47,846	11,883	59,729
Ultra FTSE China 25	—	—	32,285	120,815	29,899	182,999
Ultra MSCI Japan	—	—	22,003	112,279	53,132	187,414
Ultra MSCI Mexico Investable Market	—	—	—	46,822	9,767	56,589
Ultra 7-10 Year Treasury	—	—	—	82,505	10,164	92,669
Ultra 20+ Year Treasury	—	—	—	79,850	12,450	92,300
Short QQQ®	219,846	168,003	215,413	249,007	41,916	894,185
Short Dow30SM	192,171	125,550	161,660	126,493	20,768	626,642
Short S&P500®	—	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	91,606	20,036	468,432
Short SmallCap600	59,810	63,566	108,189	88,782	25,249	345,596
Short Russell2000	64,261	123,244	137,737	249,967	63,421	638,630
UltraShort QQQ®	670,394	899,034	796,497	684,875	98,111	3,148,911
UltraShort Dow30SM	179,342	148,653	206,675	137,009	20,619	692,298
UltraShort S&P500®	—	—	—	—	—	—
UltraShort Russell3000	—	—	9,870	41,270	37,592	88,732
UltraShort MidCap400	108,364	56,499	114,805	88,298	21,498	389,464
UltraShort SmallCap600	70,561	71,544	80,948	98,313	30,075	351,441
UltraShort Russell2000	—	615,963	508,317	433,918	72,346	1,630,544
UltraPro Short QQQ®	—	—	—	75,950	26,456	102,406
UltraPro Short Dow30SM	—	—	—	55,242	13,770	69,012
UltraPro Short S&P500®	—	—	7,040	64,080	1,734	72,854
UltraPro Short MidCap400	—	—	—	44,676	6,272	50,948
UltraPro Short Russell2000	—	—	—	55,364	14,665	70,029

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 277

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
UltraShort Russell1000 Value	$53,831	$61,391	$101,657	$104,030	$36,626	$357,535
UltraShort Russell1000 Growth	54,154	70,360	101,672	103,131	35,997	365,314
UltraShort Russell MidCap Value	53,472	54,825	103,107	108,378	39,062	358,844
UltraShort Russell MidCap Growth	53,742	60,877	97,039	107,231	37,721	356,610
UltraShort Russell2000 Value	54,296	97,134	98,814	102,681	33,940	386,865
UltraShort Russell2000 Growth	59,247	94,559	92,050	106,155	33,314	385,325
Short Basic Materials	—	—	—	40,821	6,032	46,853
Short Financials	—	19,202	138,811	106,960	18,525	283,498
Short Oil & Gas	—	17,770	61,648	109,018	36,168	224,604
Short Real Estate	—	—	—	47,276	12,112	59,388
Short KBW Regional Banking	—	—	—	48,117	12,543	60,660
UltraShort Basic Materials	60,990	92,233	130,605	121,376	17,606	422,810
UltraShort Nasdaq Biotechnology	—	—	—	43,366	7,693	51,059
UltraShort Consumer Goods	59,683	80,083	93,231	102,795	35,750	371,542
UltraShort Consumer Services	57,420	82,163	127,371	96,627	23,559	387,140
UltraShort Financials	—	—	—	150,292	18,678	168,970
UltraShort Health Care	58,739	64,036	106,039	106,298	39,721	374,833
UltraShort Industrials	56,536	81,081	106,401	97,750	35,763	377,531
UltraShort Oil & Gas	—	16,933	231,746	133,633	18,438	400,750
UltraShort Real Estate	1,346	116,788	219,350	155,399	17,606	510,489
UltraShort Semiconductors	58,648	73,995	102,945	103,156	29,289	368,033
UltraShort Technology	56,727	79,027	97,208	103,886	31,067	367,915
UltraShort Telecommunications	—	46,637	55,028	122,462	38,224	262,351
UltraShort Utilities	63,394	70,395	99,410	106,631	39,528	379,358
Short MSCI EAFE	—	123,975	108,317	137,857	27,741	397,890
Short MSCI Emerging Markets	—	139,208	126,379	230,446	34,434	530,467
Short FTSE China 25	—	—	—	43,396	6,367	49,763
UltraShort MSCI EAFE	—	125,111	201,598	118,651	28,170	473,530
UltraShort MSCI Emerging Markets	—	46,278	607,157	204,238	34,462	892,135
UltraShort MSCI Europe	—	—	35,032	80,035	25,119	140,186
UltraShort MSCI Pacific ex-Japan	—	—	32,734	52,364	44,364	129,462
UltraShort MSCI Brazil	—	—	34,971	77,999	25,811	138,781
UltraShort FTSE China 25	—	388,127	203,949	296,402	30,681	919,159
UltraShort MSCI Japan	—	179,711	165,376	147,896	39,262	532,245
UltraShort MSCI Mexico Investable Market	—	—	35,981	54,810	43,169	133,960
Short 20+ Year Treasury	—	—	8,257	192,091	8,475	208,823
UltraShort 7-10 Year Treasury	—	69,507	128,733	137,977	15,239	351,456
UltraShort 20+ Year Treasury	—	—	—	—	—	—
Credit Suisse 130/30	—	—	27,443	204,973	26,370	258,786

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

278 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

Fund	Six Months Ended November 30, 2010	Year Ended May 31, 2010
Ultra QQQ®	$67,076	$235,270
Ultra Dow30SM	31,922	130,495
Ultra S&P500®	70,016	404,907
Ultra Russell3000	2.528	3,550
Ultra MidCap400	4.848	23,072
Ultra SmallCap600	2,038	4,325
Ultra Russell2000	13,762	58,290
UltraPro QQQ®	7,471	3,452
UltraPro Dow30SM	4,556	880
UltraPro S&P500®	41,021	32,597
UltraPro MidCap400	1,894	880
UltraPro Russell2000	10,166	1,389
Ultra Russell1000 Value	400	2,356
Ultra Russell1000 Growth	630	3,349
Ultra Russell MidCap Value	695	2,743
Ultra Russell MidCap Growth	522	1,024
Ultra Russell2000 Value	743	1,040
Ultra Russell2000 Growth	—	2,399
Ultra Basic Materials	29,446	112,324
Ultra Nasdaq Biotechnology	—	1,320
Ultra Consumer Goods	2,939	1,631
Ultra Consumer Services	1,338	1,651
Ultra Financials	27,231	384,533
Ultra Health Care	759	6,371
Ultra Industrials	2,610	2,842
Ultra Oil & Gas	36,380	211,899
November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 279

Fund	Six Months Ended November 30, 2010	Year Ended May 31, 2010
Ultra Real Estate	$37,273	$303,048
Ultra KBW Regional Banking	2,971	5,084
Ultra Semiconductors	6,700	20,853
Ultra Technology	3,307	15,612
Ultra Telecommunications	933	1,345
Ultra Utilities	675	5,085
Ultra MSCI EAFE	1,520	3,396
Ultra MSCI Emerging Markets	6,624	13,590
Ultra MSCI Europe	314	902
Ultra MSCI Pacific ex-Japan	—	660
Ultra MSCI Brazil	3,324	894
Ultra FTSE China 25	12,808	21,454
Ultra MSCI Japan	1,471	1,985
Ultra MSCI Mexico Investable Market	344	660
Ultra 7-10 Year Treasury	23,295	7,158
Ultra 20+ Year Treasury	20,414	30,527
Short QQQ®	21,930	35,720
Short Dow30SM	25,193	30,224
Short S&P500®	257,557	366,656
Short MidCap400	—	12,404
Short SmallCap600	1,728	6,178
Short Russell2000	36,597	52,707
UltraShort QQQ®	48,689	135,981
UltraShort Dow30SM	20,009	73,366
UltraShort S&P500®	235,037	424,791
UltraShort Russell3000	—	1,576
UltraShort MidCap400	1,255	2,486
UltraShort SmallCap600	2,218	3,373
UltraShort Russell2000	36,463	82,096
UltraPro Short QQQ®	10,784	—
UltraPro Short Dow30SM		2,173
UltraPro Short S&P500®	49,911	43,311
UltraPro Short MidCap400	—	—
UltraPro Short Russell2000	667	—
UltraShort Russell1000 Value	1,443	882
UltraShort Russell1000 Growth	487	1,728
UltraShort Russell MidCap Value	2,087	882
UltraShort Russell MidCap Growth	2,242	1,490
UltraShort Russell2000 Value	1,963	1,720
UltraShort Russell2000 Growth	3,687	2,634
Short Basic Materials	—	550
Short Financials	2,291	9,270
Short Oil & Gas	386	419
Short Real Estate ..	5,240	550
Short KBW Regional Banking	5,994	2,054
UltraShort Basic Materials	18,325	65,340
UltraShort Nasdaq Biotechnology	626	1,320
UltraShort Consumer Goods	1,346	2,795
UltraShort Consumer Services	5,475	17,716

280 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund	Six Months Ended November 30, 2010	Year Ended May 31, 2010
UltraShort Financials	$25,256	$231,622
UltraShort Health Care	—	678
UltraShort Industrials	—	4,589
UltraShort Oil & Gas	19,143	86,588
UltraShort Real Estate	15,928	152,827
UltraShort Semiconductors	3,131	7,708
UltraShort Technology	1,705	353
UltraShort Telecommunications	357	272
UltraShort Utilities	290	913
Short MSCI EAFE	21,621	31,035
Short MSCI Emerging Markets	11,182	54,890
Short FTSE China 25	237	828
UltraShort MSCI EAFE	3,890	14,560
UltraShort MSCI Emerging Markets	25,362	140,318
UltraShort MSCI Europe	35,515	57,285
UltraShort MSCI Pacific ex-Japan	138	4,090
UltraShort MSCI Brazil	6,145	13,253
UltraShort FTSE China 25	28,111	36,271
UltraShort MSCI Japan	779	3,985
UltraShort MSCI Mexico Investable Market	1,222	6,265
Short 20+ Year Treasury	3,998	35,600
UltraShort 7-10 Year Treasury	1,508	71,488
UltraShort 20+ Year Treasury	322,682	1,440,249
Credit Suisse 130/30	1,135	12,256

10. Investment Transactions

For the six months ended November 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Ultra QQQ®	$17,276,874	$7,892,946
Ultra Dow30SM	10,511,238	309,100
Ultra S&P500®	23,658,312	128,254,194
Ultra Russell3000	234,217	1,198,416
Ultra MidCap400	3,244,961	4,287,359
Ultra SmallCap600	2,268,809	6,391,677
Ultra Russell2000	31,573,597	56,674,825
UltraPro QQQ®	553,254	463,949
UltraPro Dow30SM	9,556,103	8,356
UltraPro S&P500®	2,417,149	77,567,870
UltraPro MidCap400	8,797,429	4,800,061
UltraPro Russell2000	1,849,498	23,645,971
Ultra Russell1000 Value	4,065,822	2,549,409
Ultra Russell1000 Growth	5,517,944	5,535,243
Ultra Russell MidCap Value	3,092,919	3,046,273
Ultra Russell MidCap Growth	4,134,373	5,160,048
Ultra Russell2000 Value	3,848,482	3,932,412
Ultra Russell2000 Growth	6,207,129	4,901,614
Ultra Basic Materials	37,101,514	3,435,589

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 281

Fund	Purchases	Sales
Ultra Nasdaq Biotechnology	$125,735	$1,096,488
Ultra Consumer Goods	355,114	426,922
Ultra Consumer Services	779,183	256,739
Ultra Financials	32,004,200	30,110,081
Ultra Health Care	649,726	3,659,105
Ultra Industrials	433,804	10,031,379
Ultra Oil & Gas	17,337,599	15,873,256
Ultra Real Estate	40,029,329	9,434,517
Ultra KBW Regional Banking	1,508,300	1,145,413
Ultra Semiconductors	3,556,408	1,249,730
Ultra Technology	2,115,287	2,424,519
Ultra Telecommunications	693,145	757,760
Ultra Utilities	530,389	1,662,786
Ultra MSCI Emerging Markets	5,506,487	12,323,890
Ultra 7-10 Year Treasury	9,774,533	6,032,230
Ultra 20+ Year Treasury	10,486,891	4,735,433
Credit Suisse 130/30	20,632,254	20,862,011

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the six months ended November 30, 2010, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$596,227,469	$53,055,321
Ultra Dow30SM	186,274,751	18,593,022
Ultra S&P500®	629,631,273	99,540,528
Ultra Russell3000	3,321,443	321,316
Ultra MidCap400	43,752,971	12,867,415
Ultra SmallCap600	18,524,050	3,219,064
Ultra Russell2000	99,758,227	10,953,909
UltraPro QQQ®	29,432,672	2,991,287
UltraPro Dow30SM	15,328,981	557,959
UltraPro S&P500®	124,150,700	9,162,568
UltraPro MidCap400	6,054,238	906,755
Ultra Russell1000 Value	3,574,901	469,829
Ultra Russell MidCap Value	6,133,581	234,741
Ultra Russell MidCap Growth	4,640,154	625,900
Ultra Russell2000 Value	3,060,757	138,658
Ultra Basic Materials	182,733,492	41,043,838
Ultra Consumer Goods	17,166,860	3,226,624
Ultra Consumer Services	12,324,446	1,767,785
Ultra Financials	225,694,736	35,801,156
Ultra Industrials	18,250,594	3,676,531
Ultra Oil & Gas	306,527,461	33,267,888
Ultra Real Estate	241,228,861	39,917,154
Ultra KBW Regional Banking	12,102,356	(55,039)
Ultra Semiconductors	38,327,219	9,167,223

282 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Technology	$25,602,816	$6,480,658
Ultra Telecommunications	5,354,909	(213,110)
Ultra MSCI Emerging Markets	10,319,585	1,493,643
Credit Suisse 130/30	7,097,999	(1,052,300)

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended November 30, 2010, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$433,763,506
Ultra Dow30SM	95,394,265
Ultra S&P500®	217,564,511
Ultra MidCap400	10,743,165
Ultra Russell2000	6,824,872
UltraPro QQQ®	63,129,830
UltraPro Dow30SM	9,639,363
UltraPro S&P500®	77,819,849
UltraPro Russell2000	9,397,281
Ultra Basic Materials	52,740,816
Ultra Financials	20,374,663
Ultra Health Care	16,502,168
Ultra Industrials	4,703,856
Ultra Oil & Gas	121,262,967
Ultra Real Estate	55,259,123
Ultra KBW Regional Banking	9,663,118
Ultra Semiconductors	10,459,067
Ultra Technology	31,022,032
Ultra Telecommunications	2,841,510
Credit Suisse 130/30	7,387,205

12. Reverse Share Splits

Effective April 15, 2010, the Ultra Real Estate, UltraShort Basic Materials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort MSCI Emerging Markets and UltraShort FTSE China 25 Funds underwent a 1-for-5 reverse share split, and the Ultra Financials Fund underwent a 1-for-10 reverse share split. The effect of these transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share, resulting in no effect to the net assets of the Funds. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to these reverse share splits.

13. Risk

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions.

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 283

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on or around that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Compounding affects all investments, but has a more significant impact on a leveraged fund. Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At November 30, 2010, the Ultra S&P500®, Ultra SmallCap600, Ultra Russell2000, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Oil & Gas, Ultra Technology, Ultra Utilities, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25 and Ultra MSCI Mexico Investable Market Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

284 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2010

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Effective December 13, 2010, the name of the following Funds changed as below.

New Name	Old Name
ProShares Ultra FTSE China 25	ProShares Ultra FTSE/Xinhua China 25
ProShares Short FTSE China 25	ProShares Short FTSE/Xinhua China 25
ProShares UltraShort FTSE China 25	ProShares UltraShort FTSE/Xinhua China 25

November 30, 2010 :: Notes to Financial Statements :: ProShares Trust :: 285

Under an amended investment advisory agreement, dated December 15, 2005 between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses of a Fund to the extent the Fund's total annual operating expenses, before fee waivers and expense reimbursements, exceed 0.95%, as a percentage of average daily net assets, through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time.

At a meeting held on December 13, 2010, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in its review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unusual in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding allocation of Fund brokerage and the selection of counterparties, as well as the favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties. The Board also reviewed the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs, as well as the quality of the compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Funds consistent with the terms of the Advisory Agreement that benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same Lipper categories as the Funds. The Board considered that obtaining meaningful industry fee comparisons for the Funds is challenging because there are few similar funds in the marketplace. Based on the information it received, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison because traditional ETFs do not use leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that

286 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and, therefore, not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which it found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the Funds' expected asset volatility may offset the benefits of such economies. In addition, the Advisor advised the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds must be re-balanced each day, an activity not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time, but would continue to monitor the advisability of adding breakpoints in the future.

Conclusion

Based upon its evaluation, including its consideration of each of the factors noted above for each Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 287

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

288 :: ProShares Trust :: Misc. Information (Unaudited)

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ProShares®

ProShares Trust

7501 Wisconsin Avenue Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 300%, 200%, -100%, -200% or -300% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P®," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)                                  Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 78.7%
	Consumer Discretionary - 8.5%

9,419	Abercrombie & Fitch Co., Class A	$473,305
37,855	Amazon.com, Inc.*	6,639,767
13,453	Apollo Group, Inc., Class A*	457,402
6,734	AutoNation, Inc.*	175,959
2,902	AutoZone, Inc.*	752,808
28,093	Bed Bath & Beyond, Inc.*	1,228,788
36,954	Best Buy Co., Inc.	1,578,675
8,666	Big Lots, Inc.*	265,613
23,826	CarMax, Inc.*	783,875
46,232	Carnival Corp.	1,909,844
72,654	CBS Corp., Class B	1,223,493
31,829	Coach, Inc.	1,799,612
300,339	Comcast Corp., Class A	6,006,780
29,532	D.R. Horton, Inc.	296,501
15,039	Darden Restaurants, Inc.	736,159
6,608	DeVry, Inc.	283,748
92,753	DIRECTV, Class A*	3,852,032
30,365	Discovery Communications, Inc., Class A*	1,238,285
28,692	Eastman Kodak Co.*	135,139
22,137	Expedia, Inc.	582,867
14,423	Family Dollar Stores, Inc.	724,035
368,017	Ford Motor Co.*	5,866,191
16,266	Fortune Brands, Inc.	961,158
16,353	GameStop Corp., Class A*	325,752
25,460	Gannett Co., Inc.	333,781
48,074	Gap, Inc. (The)	1,026,861
16,984	Genuine Parts Co.	817,610
25,967	Goodyear Tire & Rubber Co. (The)*	248,245
33,007	H&R Block, Inc.	415,558
25,177	Harley-Davidson, Inc.	787,537
7,434	Harman International Industries, Inc.*	324,048
14,966	Hasbro, Inc.	713,280
178,197	Home Depot, Inc.	5,383,331
31,828	International Game Technology	492,697
52,265	Interpublic Group of Cos., Inc. (The)*	556,622
25,237	J.C. Penney Co., Inc.	839,635
71,876	Johnson Controls, Inc.	2,619,161
32,907	Kohl’s Corp.*	1,856,613
15,846	Leggett & Platt, Inc.	328,012
17,426	Lennar Corp., Class A	264,701
28,877	Limited Brands, Inc.	972,289
150,151	Lowe’s Cos., Inc.	3,408,428
45,116	Macy’s, Inc.	1,158,579
30,673	Marriott International, Inc., Class A	1,202,688
39,014	Mattel, Inc.	1,008,122
113,874	McDonald’s Corp.	8,916,334
33,801	McGraw-Hill Cos., Inc. (The)	1,165,797
3,932	Meredith Corp.	132,194
12,409	New York Times Co. (The), Class A*	111,557
33,679	Newell Rubbermaid, Inc.	564,797
244,005	News Corp., Class A	3,328,228
41,548	NIKE, Inc., Class B	3,578,529
17,738	Nordstrom, Inc.	759,186
29,443	Office Depot, Inc.*	128,077
32,232	Omnicom Group, Inc.	1,464,622
14,743	O’Reilly Automotive, Inc.*	887,234
7,060	Polo Ralph Lauren Corp.	771,234
5,182	priceline.com, Inc.*	2,041,967
33,719	PulteGroup, Inc.*	211,081
13,325	RadioShack Corp.	245,846
13,109	Ross Stores, Inc.	850,512
9,596	Scripps Networks Interactive, Inc., Class A	488,916
4,728	Sears Holdings Corp.*	309,684
17,730	Stanley Black & Decker, Inc.	1,055,467
78,009	Staples, Inc.	1,716,978
79,685	Starbucks Corp.	2,438,361
20,232	Starwood Hotels & Resorts Worldwide, Inc.	1,149,987
77,195	Target Corp.	4,395,483
13,602	Tiffany & Co.	844,684
37,816	Time Warner Cable, Inc.	2,327,197
120,343	Time Warner, Inc.	3,548,915
42,866	TJX Cos., Inc.	1,955,118
13,930	Urban Outfitters, Inc.*	526,415
9,446	VF Corp.	782,884
64,887	Viacom, Inc., Class B	2,454,675
204,636	Walt Disney Co. (The)	7,471,260
629	Washington Post Co. (The), Class B	237,146
8,030	Whirlpool Corp.	586,190
19,248	Wyndham Worldwide Corp.	553,380
8,080	Wynn Resorts Ltd.	816,888
49,943	Yum! Brands, Inc.	2,501,145
		124,373,554
	Consumer Staples - 8.7%

222,487	Altria Group, Inc.	5,339,688
68,753	Archer-Daniels-Midland Co.	1,993,149
45,796	Avon Products, Inc.	1,307,934
11,115	Brown-Forman Corp., Class B	727,143
20,704	Campbell Soup Co.	701,866
15,058	Clorox Co.	930,735
246,471	Coca-Cola Co. (The)	15,569,573
34,679	Coca-Cola Enterprises, Inc.	837,498
52,007	Colgate-Palmolive Co.	3,981,136
47,680	ConAgra Foods, Inc.	1,024,166
18,962	Constellation Brands, Inc., Class A*	390,807
47,146	Costco Wholesale Corp.	3,187,541
145,437	CVS Caremark Corp.	4,508,547
19,410	Dean Foods Co.*	141,111
25,568	Dr. Pepper Snapple Group, Inc.	936,556
12,197	Estee Lauder Cos., Inc. (The), Class A	913,799
68,709	General Mills, Inc.	2,427,489
33,737	H. J. Heinz Co.	1,628,485
16,512	Hershey Co. (The)	772,762
7,412	Hormel Foods Corp.	363,781
12,716	J.M. Smucker Co. (The)	804,287
27,881	Kellogg Co.	1,372,582
43,801	Kimberly-Clark Corp.	2,710,844
186,282	Kraft Foods, Inc., Class A	5,635,031
69,073	Kroger Co. (The)	1,626,669
16,321	Lorillard, Inc.	1,298,825
14,163	McCormick & Co., Inc. (Non-Voting)	623,314
21,840	Mead Johnson Nutrition Co.	1,301,009
16,845	Molson Coors Brewing Co., Class B	802,664
170,243	PepsiCo, Inc.	11,002,805
196,141	Philip Morris International, Inc.	11,158,461
303,727	Procter & Gamble Co. (The)	18,548,608
36,115	Reynolds American, Inc.	1,117,398
41,604	Safeway, Inc.	956,476

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
70,632	Sara Lee Corp.	$1,059,480
22,684	SUPERVALU, Inc.	205,063
63,241	Sysco Corp.	1,835,254
32,683	Tyson Foods, Inc., Class A	517,372
104,590	Walgreen Co.	3,644,961
214,038	Wal-Mart Stores, Inc.	11,577,315
15,649	Whole Foods Market, Inc.*	738,946
		126,221,130
	Energy - 9.2%

52,880	Anadarko Petroleum Corp.	3,392,781
40,800	Apache Corp.	4,391,712
45,815	Baker Hughes, Inc.	2,389,710
11,099	Cabot Oil & Gas Corp.	388,132
26,135	Cameron International Corp.*	1,257,355
69,508	Chesapeake Energy Corp.	1,468,009
214,555	Chevron Corp.	17,372,518
158,719	ConocoPhillips	9,550,122
24,118	CONSOL Energy, Inc.	1,011,991
42,672	Denbury Resources, Inc.*	775,777
46,548	Devon Energy Corp.	3,284,892
7,432	Diamond Offshore Drilling, Inc.	481,296
75,182	El Paso Corp.	1,014,205
27,050	EOG Resources, Inc.	2,406,098
15,315	EQT Corp.	619,798
544,835	Exxon Mobil Corp.	37,898,723
13,029	FMC Technologies, Inc.*	1,097,563
96,642	Halliburton Co.	3,656,933
11,303	Helmerich & Payne, Inc.	512,704
31,225	Hess Corp.	2,187,311
75,805	Marathon Oil Corp.	2,537,193
11,022	Massey Energy Co.	541,290
20,472	Murphy Oil Corp.	1,382,270
30,467	Nabors Industries Ltd.*	673,016
44,771	National Oilwell Varco, Inc.	2,744,015
18,644	Noble Energy, Inc.	1,514,825
86,769	Occidental Petroleum Corp.	7,650,423
28,711	Peabody Energy Corp.	1,688,494
12,382	Pioneer Natural Resources Co.	991,922
18,692	QEP Resources, Inc.	656,650
17,027	Range Resources Corp.	714,964
12,301	Rowan Cos., Inc.*	370,875
145,937	Schlumberger Ltd.	11,286,802
36,983	Southwestern Energy Co.*	1,338,785
69,248	Spectra Energy Corp.	1,646,025
12,888	Sunoco, Inc.	517,324
15,081	Tesoro Corp.*	246,122
60,411	Valero Energy Corp.	1,176,806
62,409	Williams Cos., Inc. (The)	1,423,549
		134,258,980
	Financials - 12.0%

35,921	ACE Ltd.	2,102,097
50,181	Aflac, Inc.	2,584,322
57,460	Allstate Corp. (The)	1,672,661
112,010	American Express Co.	4,841,072
14,415	American International Group, Inc.*	595,195
26,856	Ameriprise Financial, Inc.	1,392,215
35,098	AON Corp.	1,408,132
12,501	Apartment Investment & Management Co., Class A (REIT)	301,524
11,410	Assurant, Inc.	402,431
9,131	AvalonBay Communities, Inc. (REIT)	1,007,423
1,071,958	Bank of America Corp.	11,737,940
129,573	Bank of New York Mellon Corp. (The)	3,497,175
73,933	BB&T Corp.	1,715,246
185,103	Berkshire Hathaway, Inc., Class B*	14,749,007
14,869	Boston Properties, Inc. (REIT)	1,246,022
48,776	Capital One Financial Corp.	1,815,930
30,985	CB Richard Ellis Group, Inc., Class A*	594,602
104,421	Charles Schwab Corp. (The)	1,569,448
33,655	Chubb Corp.	1,918,672
17,417	Cincinnati Financial Corp.	525,035
2,724,861	Citigroup, Inc.*	11,444,416
7,189	CME Group, Inc.	2,070,863
18,847	Comerica, Inc.	687,727
58,093	Discover Financial Services	1,061,940
21,172	E*Trade Financial Corp.*	312,287
30,229	Equity Residential (REIT)	1,510,845
9,459	Federated Investors, Inc., Class B	224,273
84,917	Fifth Third Bancorp	1,014,758
24,825	First Horizon National Corp.*	237,575
15,831	Franklin Resources, Inc.	1,806,159
52,248	Genworth Financial, Inc., Class A*	609,212
54,985	Goldman Sachs Group, Inc. (The)	8,585,358
47,443	Hartford Financial Services Group, Inc.	1,056,081
33,134	HCP, Inc. (REIT)	1,091,103
14,174	Health Care REIT, Inc. (REIT)	655,973
70,338	Host Hotels & Resorts, Inc. (REIT)	1,159,170
56,352	Hudson City Bancorp, Inc.	639,595
76,549	Huntington Bancshares, Inc./OH	446,663
7,897	IntercontinentalExchange, Inc.*	889,992
49,899	Invesco Ltd.	1,084,804
19,641	Janus Capital Group, Inc.	205,052
424,286	JPMorgan Chase & Co.	15,859,811
93,915	KeyCorp	707,180
43,338	Kimco Realty Corp. (REIT)	722,011
16,519	Legg Mason, Inc.	538,850
20,188	Leucadia National Corp.*	524,080
33,896	Lincoln National Corp.	809,437
34,008	Loews Corp.	1,272,239
12,734	M&T Bank Corp.	980,009
57,833	Marsh & McLennan Cos., Inc.	1,450,452
56,324	Marshall & Ilsley Corp.	269,792
97,021	MetLife, Inc.	3,701,351
20,923	Moody’s Corp.	561,364
161,712	Morgan Stanley	3,955,476
15,594	NASDAQ OMX Group, Inc. (The)*	334,647
25,866	Northern Trust Corp.	1,301,060
27,875	NYSE Euronext	761,545
40,062	People’s United Financial, Inc.	496,368
17,412	Plum Creek Timber Co., Inc. (REIT)	627,528
56,204	PNC Financial Services Group, Inc.	3,026,585
34,170	Principal Financial Group, Inc.	930,791
71,659	Progressive Corp. (The)	1,457,544
59,517	ProLogis (REIT)	774,316
49,787	Prudential Financial, Inc.	2,523,205
14,946	Public Storage (REIT)	1,443,784

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
134,178	Regions Financial Corp.	$721,878
31,264	Simon Property Group, Inc. (REIT)	3,079,504
51,898	SLM Corp.*	599,422
53,620	State Street Corp.	2,316,384
53,416	SunTrust Banks, Inc.	1,247,798
27,780	T. Rowe Price Group, Inc.	1,620,407
8,814	Torchmark Corp.	506,541
50,196	Travelers Cos., Inc. (The)	2,710,082
204,817	U.S. Bancorp	4,870,548
35,645	Unum Group	766,011
16,772	Ventas, Inc. (REIT)	859,900
17,351	Vornado Realty Trust (REIT)	1,415,495
560,003	Wells Fargo & Co.	15,237,682
36,419	XL Group plc	715,998
18,469	Zions Bancorp.	359,222
		174,526,292
	Health Care - 8.8%

164,899	Abbott Laboratories	7,669,453
44,652	Aetna, Inc.	1,322,592
32,857	Allergan, Inc.	2,177,433
30,238	AmerisourceBergen Corp.	932,842
102,328	Amgen, Inc.*	5,391,662
62,518	Baxter International, Inc.	3,035,249
24,953	Becton, Dickinson and Co.	1,944,587
25,862	Biogen Idec, Inc.*	1,654,392
161,981	Boston Scientific Corp.*	1,039,918
183,808	Bristol-Myers Squibb Co.	4,639,314
10,169	C.R. Bard, Inc.	862,840
37,586	Cardinal Health, Inc.	1,337,310
23,783	CareFusion Corp.*	543,917
50,264	Celgene Corp.*	2,984,676
8,050	Cephalon, Inc.*	511,095
7,588	Cerner Corp.*	666,682
29,605	CIGNA Corp.	1,089,760
15,796	Coventry Health Care, Inc.*	399,955
11,097	DaVita, Inc.*	806,752
15,694	DENTSPLY International, Inc.	485,259
108,421	Eli Lilly & Co.	3,649,451
58,057	Express Scripts, Inc.*	3,024,189
30,520	Forest Laboratories, Inc.*	973,283
27,264	Genzyme Corp.*	1,941,742
89,632	Gilead Sciences, Inc.*	3,271,568
17,728	Hospira, Inc.*	997,377
18,187	Humana, Inc.*	1,019,199
4,166	Intuitive Surgical, Inc.*	1,084,368
294,731	Johnson & Johnson	18,140,693
26,674	King Pharmaceuticals, Inc.*	377,437
11,151	Laboratory Corp. of America Holdings*	914,717
19,502	Life Technologies Corp.*	971,297
27,965	McKesson Corp.	1,786,964
46,319	Medco Health Solutions, Inc.*	2,840,281
115,573	Medtronic, Inc.	3,875,163
329,332	Merck & Co., Inc.	11,352,074
46,511	Mylan, Inc.*	909,988
9,929	Patterson Cos., Inc.	295,189
12,575	PerkinElmer, Inc.	292,998
860,137	Pfizer, Inc.	14,011,632
16,199	Quest Diagnostics, Inc.	798,935
36,459	St. Jude Medical, Inc.*	1,410,599
36,515	Stryker Corp.	1,829,036
51,914	Tenet Healthcare Corp.*	211,809
43,878	Thermo Fisher Scientific, Inc.*	2,231,635
120,304	UnitedHealth Group, Inc.	4,393,502
13,210	Varian Medical Systems, Inc.*	869,614
9,966	Waters Corp.*	766,086
13,333	Watson Pharmaceuticals, Inc.*	649,850
42,733	WellPoint, Inc.*	2,381,937
21,699	Zimmer Holdings, Inc.*	1,068,893
		127,837,194
	Industrials - 8.6%

76,200	3M Co.	6,399,276
11,832	Avery Dennison Corp.	444,173
78,285	Boeing Co. (The)	4,992,234
17,739	C.H. Robinson Worldwide, Inc.	1,307,542
67,461	Caterpillar, Inc.	5,707,201
14,036	Cintas Corp.	375,393
40,630	CSX Corp.	2,470,710
21,465	Cummins, Inc.	2,084,681
57,267	Danaher Corp.	2,476,798
45,412	Deere & Co.	3,392,276
19,955	Dover Corp.	1,093,734
5,372	Dun & Bradstreet Corp.	404,726
17,910	Eaton Corp.	1,726,524
80,470	Emerson Electric Co.	4,431,483
13,529	Equifax, Inc.	468,239
22,767	Expeditors International of Washington, Inc.	1,204,374
15,777	Fastenal Co.	844,385
33,436	FedEx Corp.	3,046,688
6,013	Flowserve Corp.	634,131
19,083	Fluor Corp.	1,103,570
40,678	General Dynamics Corp.	2,688,409
1,144,018	General Electric Co.	18,109,805
13,386	Goodrich Corp.	1,148,117
82,639	Honeywell International, Inc.	4,107,985
53,891	Illinois Tool Works, Inc.	2,566,828
34,396	Ingersoll-Rand plc	1,410,236
21,549	Iron Mountain, Inc.	478,603
19,613	ITT Corp.	902,198
13,346	Jacobs Engineering Group, Inc.*	513,821
12,357	L-3 Communications Holdings, Inc.	869,068
31,810	Lockheed Martin Corp.	2,164,352
38,338	Masco Corp.	418,268
39,561	Norfolk Southern Corp.	2,380,385
31,492	Northrop Grumman Corp.	1,942,427
38,986	PACCAR, Inc.	2,099,786
12,510	Pall Corp.	566,328
17,187	Parker Hannifin Corp.	1,378,913
22,179	Pitney Bowes, Inc.	486,607
15,187	Precision Castparts Corp.	2,096,869
22,518	Quanta Services, Inc.*	396,542
22,050	R.R. Donnelley & Sons Co.	347,508
40,018	Raytheon Co.	1,850,833
32,781	Republic Services, Inc.	922,457
16,060	Robert Half International, Inc.	445,183
15,246	Rockwell Automation, Inc.	1,008,066
16,830	Rockwell Collins, Inc.	943,490
9,998	Roper Industries, Inc.	723,955
5,694	Ryder System, Inc.	245,468
6,174	Snap-On, Inc.	326,790
79,511	Southwest Airlines Co.	1,059,087
9,058	Stericycle, Inc.*	669,386
29,168	Textron, Inc.	652,196
53,250	Tyco International Ltd.	2,017,643
53,235	Union Pacific Corp.	4,797,006
105,819	United Parcel Service, Inc., Class B	7,421,086
99,396	United Technologies Corp.	7,481,537

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,355	W.W. Grainger, Inc.	$793,930
51,682	Waste Management, Inc.	1,770,109
		124,809,415
	Information Technology - 14.9%

56,271	Adobe Systems, Inc.*	1,560,395
60,430	Advanced Micro Devices, Inc.*	440,535
37,216	Agilent Technologies, Inc.*	1,303,304
19,395	Akamai Technologies, Inc.*	1,012,225
32,151	Altera Corp.	1,128,179
18,555	Amphenol Corp., Class A	928,307
31,813	Analog Devices, Inc.	1,131,270
97,779	Apple, Inc.*	30,423,936
143,623	Applied Materials, Inc.	1,785,234
24,528	Autodesk, Inc.*	865,593
52,637	Automatic Data Processing, Inc.	2,346,031
19,417	BMC Software, Inc.*	862,115
47,929	Broadcom Corp., Class A	2,132,361
41,771	CA, Inc.	956,138
610,192	Cisco Systems, Inc.*	11,691,279
19,829	Citrix Systems, Inc.*	1,317,042
31,976	Cognizant Technology Solutions Corp., Class A*	2,077,800
16,468	Computer Sciences Corp.	734,967
24,039	Compuware Corp.*	247,602
166,731	Corning, Inc.	2,944,469
181,040	Dell, Inc.*	2,393,349
123,570	eBay, Inc.*	3,599,594
35,008	Electronic Arts, Inc.*	521,969
219,646	EMC Corp.*	4,720,193
28,207	Fidelity National Information Services, Inc.	758,768
5,761	First Solar, Inc.*	707,739
16,346	Fiserv, Inc.*	903,934
16,316	FLIR Systems, Inc.*	437,350
26,606	Google, Inc., Class A*	14,785,220
13,878	Harris Corp.	613,963
242,674	Hewlett-Packard Co.	10,175,321
594,450	Intel Corp.	12,554,784
134,973	International Business Machines Corp.	19,093,281
30,250	Intuit, Inc.*	1,357,923
20,702	Jabil Circuit, Inc.	312,807
24,037	JDS Uniphase Corp.*	285,319
56,289	Juniper Networks, Inc.*	1,914,952
18,184	KLA-Tencor Corp.	666,807
8,422	Lexmark International, Inc., Class A*	305,213
23,952	Linear Technology Corp.	780,835
69,966	LSI Corp.*	401,605
10,355	Mastercard, Inc., Class A	2,454,446
16,703	McAfee, Inc.*	782,536
24,297	MEMC Electronic Materials, Inc.*	281,116
19,804	Microchip Technology, Inc.	665,612
91,262	Micron Technology, Inc.*	662,562
814,874	Microsoft Corp.	20,542,974
14,483	Molex, Inc.	301,246
13,433	Monster Worldwide, Inc.*	303,317
248,192	Motorola, Inc.*	1,901,151
25,425	National Semiconductor Corp.	339,424
38,205	NetApp, Inc.*	1,945,781
37,356	Novell, Inc.*	222,642
10,329	Novellus Systems, Inc.*	311,419
61,097	NVIDIA Corp.*	830,919
414,139	Oracle Corp.	11,198,319
34,373	Paychex, Inc.	981,005
11,938	QLogic Corp.*	213,571
171,782	QUALCOMM, Inc.	8,029,091
20,170	Red Hat, Inc.*	877,395
31,253	SAIC, Inc.*	478,796
12,529	Salesforce.com, Inc.*	1,744,287
24,537	SanDisk Corp.*	1,094,350
85,445	Symantec Corp.*	1,435,476
41,204	Tellabs, Inc.	259,997
17,831	Teradata Corp.*	732,676
19,253	Teradyne, Inc.*	228,341
127,901	Texas Instruments, Inc.	4,067,252
17,749	Total System Services, Inc.	267,832
18,632	VeriSign, Inc.*	639,264
53,178	Visa, Inc., Class A	3,927,195
24,486	Western Digital Corp.*	820,281
70,624	Western Union Co. (The)	1,245,807
147,300	Xerox Corp.	1,688,058
27,662	Xilinx, Inc.	750,193
144,279	Yahoo!, Inc.*	2,275,280
		217,679,319
	Materials - 2.9%

22,700	Air Products & Chemicals, Inc.	1,957,194
7,965	Airgas, Inc.	486,661
11,765	AK Steel Holding Corp.	156,239
109,106	Alcoa, Inc.	1,431,471
10,535	Allegheny Technologies, Inc.	544,659
9,868	Ball Corp.	650,104
11,654	Bemis Co., Inc.	366,169
7,601	CF Industries Holdings, Inc.	917,973
14,472	Cliffs Natural Resources, Inc.	989,016
123,324	Dow Chemical Co. (The)	3,845,242
96,821	E.I. du Pont de Nemours & Co.	4,549,619
7,755	Eastman Chemical Co.	603,417
24,911	Ecolab, Inc.	1,190,995
7,793	FMC Corp.	606,451
50,427	Freeport-McMoRan Copper & Gold, Inc.	5,109,264
8,475	International Flavors & Fragrances, Inc.	445,107
46,645	International Paper Co.	1,164,726
18,250	MeadWestvaco Corp.	453,330
57,827	Monsanto Co.	3,464,994
52,485	Newmont Mining Corp.	3,087,693
33,674	Nucor Corp.	1,270,857
17,653	Owens-Illinois, Inc.*	474,513
17,743	PPG Industries, Inc.	1,383,244
32,671	Praxair, Inc.	3,007,366
17,033	Sealed Air Corp.	396,017
9,849	Sherwin-Williams Co. (The)	730,500
12,957	Sigma-Aldrich Corp.	819,141
8,957	Titanium Metals Corp.*	154,687
15,329	United States Steel Corp.	745,143
13,614	Vulcan Materials Co.	546,194
57,218	Weyerhaeuser Co.	954,968
		42,502,954
	Telecommunication Services - 2.4%

43,137	American Tower Corp., Class A*	2,181,438
631,308	AT&T, Inc.	17,544,049
32,075	CenturyLink, Inc.	1,378,904
105,890	Frontier Communications Corp.	963,599
27,909	MetroPCS Communications, Inc.*	339,094

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
186,103	Qwest Communications International, Inc.	$1,302,721
318,430	Sprint Nextel Corp.*	1,203,666
302,033	Verizon Communications, Inc.	9,668,076
51,611	Windstream Corp.	673,008
		35,254,555
	Utilities - 2.7%

71,376	AES Corp. (The)*	771,574
18,134	Allegheny Energy, Inc.	413,818
25,453	Ameren Corp.	731,010
51,148	American Electric Power Co., Inc.	1,820,869
44,441	CenterPoint Energy, Inc.	694,613
24,644	CMS Energy Corp.	442,853
30,121	Consolidated Edison, Inc.	1,456,953
21,562	Constellation Energy Group, Inc.	611,498
63,043	Dominion Resources, Inc.	2,618,176
17,975	DTE Energy Co.	800,786
140,247	Duke Energy Corp.	2,461,335
34,814	Edison International	1,286,029
20,248	Entergy Corp.	1,442,467
70,561	Exelon Corp.	2,777,987
32,563	FirstEnergy Corp.	1,143,287
8,216	Integrys Energy Group, Inc.	400,119
44,298	NextEra Energy, Inc.	2,242,365
4,868	Nicor, Inc.	210,541
29,618	NiSource, Inc.	495,509
18,806	Northeast Utilities	584,867
27,295	NRG Energy, Inc.*	528,977
11,373	Oneok, Inc.	581,274
23,837	Pepco Holdings, Inc.	437,409
41,805	PG&E Corp.	1,961,909
11,577	Pinnacle West Capital Corp.	467,942
51,660	PPL Corp.	1,312,681
31,297	Progress Energy, Inc.	1,367,366
54,064	Public Service Enterprise Group, Inc.	1,666,793
12,131	SCANA Corp.	492,761
26,434	Sempra Energy	1,324,079
88,877	Southern Co.	3,352,440
22,827	TECO Energy, Inc.	382,352
12,509	Wisconsin Energy Corp.	753,292
49,102	Xcel Energy, Inc.	1,153,897
		39,189,828
	Total Common Stocks (Cost $1,112,170,317)	1,146,653,221

Principal Amount
	U.S. Government & Agency Securities (a) - 4.4%
	Federal Home Loan Bank
$20,556,308	0.07%, due 12/01/10	20,556,308
42,756,291	0.09%, due 12/06/10	42,756,291
	Total U.S. Government & Agency Securities (Cost $63,312,599)	63,312,599

	Repurchase Agreements (a)(b) - 10.0%
146,072,102	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $146,074,097	146,072,102
	Total Repurchase Agreements (Cost $146,072,102)	146,072,102
	Total Investment Securities
	(Cost $1,321,555,018) — 93.1%	1,356,037,922
	Other assets less liabilities — 6.9%	100,650,556
	Net Assets — 100.0%	$1,456,688,478

*                                         Non-income producing security.

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $123,892,053.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,285,205
Aggregate gross unrealized depreciation	(57,076,397)
Net unrealized appreciation	$29,208,808
Federal income tax cost of investments	$1,326,829,114

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	828	12/17/10	$48,831,300	$3,521,567

Cash collateral in the amount of $4,852,901 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$953,176,427	$81,236,920

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	113,227,172	6,349,554

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	139,496,491	(3,479,686)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	26,759,104	(922,361)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	63,366,510	(2,191,358)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	146,466,892	(4,697,611)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	275,405,701	18,940,495

		$95,235,953

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks (a) - 14.3%
	Consumer Discretionary - 1.7%

2	1-800-Flowers.com, Inc., Class A*	$4
3	99 Cents Only Stores*	47
1	A.H. Belo Corp., Class A*	9
5	Aaron’s, Inc.	100
6	Abercrombie & Fitch Co., Class A	302
6	Advance Auto Parts, Inc.	396
7	Aeropostale, Inc.*	189
2	AFC Enterprises, Inc.*	27
25	Amazon.com, Inc.*	4,385
1	Ambassadors Group, Inc.	11
2	American Apparel, Inc.*	3
4	American Axle & Manufacturing Holdings, Inc.*	43
14	American Eagle Outfitters, Inc.	231
3	American Greetings Corp., Class A	60
1	American Public Education, Inc.*	34
1	America’s Car-Mart, Inc.*	25
2	Amerigon, Inc.*	21
2	Ameristar Casinos, Inc.	36
4	AnnTaylor Stores Corp.*	108
9	Apollo Group, Inc., Class A*	306
2	Arbitron, Inc.	58
1	Arctic Cat, Inc.*	15
2	Asbury Automotive Group, Inc.*	31
1	Ascent Media Corp., Class A*	31
1	Audiovox Corp., Class A*	7
6	Autoliv, Inc.	441
5	AutoNation, Inc.*	131
2	AutoZone, Inc.*	519
1	Ballantyne Strong, Inc.*	7
4	Bally Technologies, Inc.*	157
3	Barnes & Noble, Inc.	42
5	Beazer Homes USA, Inc.*	21
2	bebe stores, inc.	13
19	Bed Bath & Beyond, Inc.*	831
7	Belo Corp., Class A*	41
24	Best Buy Co., Inc.	1,025
2	Big 5 Sporting Goods Corp.	28
5	Big Lots, Inc.*	153
2	BJ’s Restaurants, Inc.*	73
1	Blue Nile, Inc.*	49
1	Bluegreen Corp.*	3
2	Bob Evans Farms, Inc.	62
1	Bon-Ton Stores, Inc. (The)*	13
1	Books-A-Million, Inc.	6
4	Borders Group, Inc.*	4
9	BorgWarner, Inc.*	543
4	Boyd Gaming Corp.*	36
1	Bridgepoint Education, Inc.*	15
7	Brinker International, Inc.	143
1	Brookfield Homes Corp.*	9
3	Brown Shoe Co., Inc.	43
6	Brunswick Corp.	96
2	Buckle, Inc. (The)	76
1	Buffalo Wild Wings, Inc.*	48
1	Build-A-Bear Workshop, Inc.*	6
3	Cabela’s, Inc.*	67
17	Cablevision Systems Corp., Class A	538
1	California Pizza Kitchen, Inc.*	17
5	Callaway Golf Co.	38
1	Cambium Learning Group, Inc.*	3
1	Capella Education Co.*	55
5	Career Education Corp.*	89
1	Caribou Coffee Co., Inc.*	11
16	CarMax, Inc.*	526
1	Carmike Cinemas, Inc.*	8
32	Carnival Corp.	1,322
1	Carrols Restaurant Group, Inc.*	7
4	Carter’s, Inc.*	127
3	Casual Male Retail Group, Inc.*	14
2	Cato Corp. (The), Class A	57
49	CBS Corp., Class B	825
2	CEC Entertainment, Inc.*	75
3	Central European Media Enterprises Ltd., Class A*	57
8	Charming Shoppes, Inc.*	30
4	Cheesecake Factory, Inc. (The)*	127
1	Cherokee, Inc.	20
13	Chico’s FAS, Inc.	157
2	Children’s Place Retail Stores, Inc. (The)*	104
2	Chipotle Mexican Grill, Inc.*	517
2	Choice Hotels International, Inc.	75
3	Christopher & Banks Corp.	16
1	Churchill Downs, Inc.	40
4	Cinemark Holdings, Inc.	70
1	Citi Trends, Inc.*	24
4	CKX, Inc.*	17
3	Clear Channel Outdoor Holdings, Inc., Class A*	41
22	Coach, Inc.	1,244
2	Coinstar, Inc.*	129
4	Coldwater Creek, Inc.*	14
5	Collective Brands, Inc.*	84
1	Columbia Sportswear Co.	56
203	Comcast Corp., Class A	4,060
1	Conn’s, Inc.*	3
4	Cooper Tire & Rubber Co.	84
1	Core-Mark Holding Co., Inc.*	36
6	Corinthian Colleges, Inc.*	25
2	Cracker Barrel Old Country Store, Inc.	105
6	CROCS, Inc.*	105
2	Crown Media Holdings, Inc., Class A*	5
1	CSS Industries, Inc.	18
1	Culp, Inc.*	10
2	Cumulus Media, Inc., Class A*	7
20	D.R. Horton, Inc.	201
10	Dana Holding Corp.*	151
10	Darden Restaurants, Inc.	490
3	Deckers Outdoor Corp.*	231
7	Denny’s Corp.*	26
5	DeVry, Inc.	215
4	Dex One Corp.*	19
6	Dick’s Sporting Goods, Inc.*	205
3	Dillard’s, Inc., Class A	94
1	DineEquity, Inc.*	53
64	DIRECTV, Class A*	2,658
21	Discovery Communications, Inc., Class A*	856
14	DISH Network Corp., Class A*	257
5	Dollar General Corp.*	164
9	Dollar Tree, Inc.*	495
3	Domino’s Pizza, Inc.*	44
1	Dorman Products, Inc.*	40
5	DreamWorks Animation SKG, Inc., Class A*	155
4	Dress Barn, Inc. (The)*	99
1	Drew Industries, Inc.*	20
7	Drugstore.com, Inc.*	12
1	DSW, Inc., Class A*	39

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	E.W. Scripps Co. (The), Class A*	$18
19	Eastman Kodak Co.*	89
3	Education Management Corp.*	42
2	Empire Resorts, Inc.*	2
2	Entercom Communications Corp., Class A*	17
4	Entravision Communications Corp., Class A*	10
2	Ethan Allen Interiors, Inc.	33
5	Exide Technologies*	41
15	Expedia, Inc.	395
1	Express, Inc.*	15
10	Family Dollar Stores, Inc.	502
1	Federal-Mogul Corp.*	19
4	Finish Line (The), Class A	71
11	Foot Locker, Inc.	208
241	Ford Motor Co.*	3,842
11	Fortune Brands, Inc.	650
4	Fossil, Inc.*	271
3	Fred’s, Inc., Class A	38
1	Fuel Systems Solutions, Inc.*	35
3	Furniture Brands International, Inc.*	13
1	G-III Apparel Group Ltd.*	27
1	Gaiam, Inc., Class A	8
11	GameStop Corp., Class A*	219
17	Gannett Co., Inc.	223
31	Gap, Inc. (The)	662
8	Garmin Ltd.	232
3	Gaylord Entertainment Co.*	103
2	Genesco, Inc.*	77
10	Gentex Corp.	210
11	Genuine Parts Co.	530
2	Global Sources Ltd.*	18
18	Goodyear Tire & Rubber Co. (The)*	172
2	Grand Canyon Education, Inc.*	38
4	Gray Television, Inc.*	8
2	Group 1 Automotive, Inc.	77
5	Guess?, Inc.	236
22	H&R Block, Inc.	277
7	Hanesbrands, Inc.*	190
17	Harley-Davidson, Inc.	532
5	Harman International Industries, Inc.*	218
3	Harte-Hanks, Inc.	37
9	Hasbro, Inc.	429
1	Haverty Furniture Cos., Inc.	12
2	Helen of Troy Ltd.*	47
1	hhgregg, Inc.*	25
2	Hibbett Sports, Inc.*	69
5	Hillenbrand, Inc.	97
122	Home Depot, Inc.	3,686
1	Hooker Furniture Corp.	11
3	HOT Topic, Inc.	18
4	Hovnanian Enterprises, Inc., Class A*	15
3	HSN, Inc.*	85
3	Hyatt Hotels Corp., Class A*	126
5	Iconix Brand Group, Inc.*	93
22	International Game Technology	341
2	International Speedway Corp., Class A	47
35	Interpublic Group of Cos., Inc. (The)*	373
3	Interval Leisure Group, Inc.*	50
2	iRobot Corp.*	41
1	Isle of Capri Casinos, Inc.*	9
2	ITT Educational Services, Inc.*	117
4	J. Crew Group, Inc.*	175
17	J.C. Penney Co., Inc.	566
4	Jack in the Box, Inc.*	80
2	Jakks Pacific, Inc.*	38
4	Jamba, Inc.*	8
7	Jarden Corp.	215
2	Jo-Ann Stores, Inc.*	97
3	Joe’s Jeans, Inc.*	5
3	John Wiley & Sons, Inc., Class A	125
49	Johnson Controls, Inc.	1,786
6	Jones Group, Inc. (The)	81
2	JoS. A. Bank Clothiers, Inc.*	90
3	Journal Communications, Inc., Class A*	14
2	K12, Inc.*	51
6	KB Home	68
1	Kenneth Cole Productions, Inc., Class A*	14
1	Kid Brands, Inc.*	9
1	Kirkland’s, Inc.*	12
2	Knology, Inc.*	31
22	Kohl’s Corp.*	1,241
4	Krispy Kreme Doughnuts, Inc.*	24
2	K-Swiss, Inc., Class A*	25
4	Lamar Advertising Co., Class A*	147
23	Las Vegas Sands Corp.*	1,152
4	La-Z-Boy, Inc.*	30
2	Leapfrog Enterprises, Inc.*	11
4	Lear Corp.*	351
3	Lee Enterprises, Inc.*	6
11	Leggett & Platt, Inc.	228
12	Lennar Corp., Class A	182
1	Libbey, Inc.*	14
17	Liberty Global, Inc., Class A*	599
5	Liberty Media Corp. - Capital, Class A*	288
43	Liberty Media Corp. - Interactive, Class A*	665
4	Liberty Media Corp. - Starz, Class A*	251
3	Life Time Fitness, Inc.*	118
1	Lifetime Brands, Inc.*	15
19	Limited Brands, Inc.	640
2	LIN TV Corp., Class A*	9
1	Lincoln Educational Services Corp.*	15
5	Lions Gate Entertainment Corp.*	36
2	Lithia Motors, Inc., Class A	26
10	Live Nation Entertainment, Inc.*	108
7	Liz Claiborne, Inc.*	51
10	LKQ Corp.*	216
2	LodgeNet Interactive Corp.*	6
104	Lowe’s Cos., Inc.	2,361
2	Lumber Liquidators Holdings, Inc.*	47
1	M/I Homes, Inc.*	12
1	Mac-Gray Corp.	14
31	Macy’s, Inc.	796
4	Madison Square Garden, Inc., Class A*	88
2	Maidenform Brands, Inc.*	55
1	Marcus Corp.	13
1	Marine Products Corp.*	6
2	MarineMax, Inc.*	15
20	Marriott International, Inc., Class A	784
2	Martha Stewart Living Omnimedia, Class A*	9
26	Mattel, Inc.	672
2	Matthews International Corp., Class A	65
4	McClatchy Co. (The), Class A*	13
1	McCormick & Schmick’s Seafood Restaurants, Inc.*	9
78	McDonald’s Corp.	6,107

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
23	McGraw-Hill Cos., Inc. (The)	$793
3	MDC Holdings, Inc.	75
2	Media General, Inc., Class A*	9
3	Mediacom Communications Corp., Class A*	25
4	Men’s Wearhouse, Inc. (The)	114
3	Meredith Corp.	101
2	Meritage Homes Corp.*	38
22	MGM Resorts International*	269
1	Midas, Inc.*	8
3	Modine Manufacturing Co.*	42
4	Mohawk Industries, Inc.*	210
1	Monarch Casino & Resort, Inc.*	12
1	Monro Muffler Brake, Inc.	49
2	Morgans Hotel Group Co.*	15
2	Morningstar, Inc.*	101
1	Movado Group, Inc.*	12
2	Multimedia Games, Inc.*	9
1	National American University Holdings, Inc.	7
4	National CineMedia, Inc.	75
3	NetFlix, Inc.*	618
2	New York & Co., Inc.*	7
10	New York Times Co. (The), Class A*	90
23	Newell Rubbermaid, Inc.	386
165	News Corp., Class A	2,251
1	Nexstar Broadcasting Group, Inc., Class A*	5
26	NIKE, Inc., Class B	2,239
12	Nordstrom, Inc.	514
2	NutriSystem, Inc.	41
1	O’Charleys, Inc.*	7
20	Office Depot, Inc.*	87
6	OfficeMax, Inc.*	103
22	Omnicom Group, Inc.	1,000
1	Orbitz Worldwide, Inc.*	5
10	O’Reilly Automotive, Inc.*	602
7	Orient-Express Hotels Ltd., Class A*	81
1	Outdoor Channel Holdings, Inc.*	6
1	Overstock.com, Inc.*	15
1	Oxford Industries, Inc.	25
2	P.F. Chang’s China Bistro, Inc.	101
5	Pacific Sunwear of California, Inc.*	31
2	Panera Bread Co., Class A*	200
2	Papa John’s International, Inc.*	51
1	Peet’s Coffee & Tea, Inc.*	38
5	Penn National Gaming, Inc.*	176
3	Penske Automotive Group, Inc.*	45
4	PEP Boys-Manny Moe & Jack	50
1	Perry Ellis International, Inc.*	27
2	PetMed Express, Inc.	35
9	PetSmart, Inc.	341
4	Phillips-Van Heusen Corp.	271
8	Pier 1 Imports, Inc.*	78
4	Pinnacle Entertainment, Inc.*	53
2	Playboy Enterprises, Inc., Class B*	10
2	Polaris Industries, Inc.	145
4	Polo Ralph Lauren Corp.	437
4	Pool Corp.	85
1	Pre-Paid Legal Services, Inc.*	65
3	priceline.com, Inc.*	1,182
1	PRIMEDIA, Inc.	5
1	Princeton Review, Inc.*	1
24	PulteGroup, Inc.*	150
9	Quiksilver, Inc.*	39
1	R.G. Barry Corp.	12
2	Radio One, Inc., Class D*	2
8	RadioShack Corp.	148
2	RC2 Corp.*	44
1	Red Lion Hotels Corp.*	8
1	Red Robin Gourmet Burgers, Inc.*	19
6	Regal Entertainment Group, Class A	81
4	Regis Corp.	71
5	Rent-A-Center, Inc.	139
1	Rentrak Corp.*	26
2	Retail Ventures, Inc.*	33
9	Ross Stores, Inc.	584
10	Royal Caribbean Cruises Ltd.*	403
5	Ruby Tuesday, Inc.*	64
1	Rue21, Inc.*	30
2	Ruth’s Hospitality Group, Inc.*	10
3	Ryland Group, Inc.	44
10	Saks, Inc.*	111
7	Sally Beauty Holdings, Inc.*	96
2	Scholastic Corp.	56
5	Scientific Games Corp., Class A*	40
6	Scripps Networks Interactive, Inc., Class A	306
3	Sealy Corp.*	9
3	Sears Holdings Corp.*	196
4	Select Comfort Corp.*	35
18	Service Corp. International	145
1	Shoe Carnival, Inc.*	28
4	Shuffle Master, Inc.*	43
2	Shutterfly, Inc.*	66
6	Signet Jewelers Ltd.*	239
3	Sinclair Broadcast Group, Inc., Class A	23
281	Sirius XM Radio, Inc.*	385
3	Skechers U.S.A., Inc., Class A*	69
4	Smith & Wesson Holding Corp.*	15
3	Sonic Automotive, Inc., Class A*	37
4	Sonic Corp.*	37
5	Sotheby’s	201
2	Spartan Motors, Inc.	11
1	Speedway Motorsports, Inc.	15
3	Stage Stores, Inc.	45
1	Standard Motor Products, Inc.	13
8	Standard Pacific Corp.*	28
12	Stanley Black & Decker, Inc.	714
53	Staples, Inc.	1,167
54	Starbucks Corp.	1,652
14	Starwood Hotels & Resorts Worldwide, Inc.	796
2	Stein Mart, Inc.*	20
1	Steiner Leisure Ltd.*	40
2	Steven Madden Ltd.*	90
6	Stewart Enterprises, Inc., Class A	34
1	Stoneridge, Inc.*	13
1	Strayer Education, Inc.	136
1	Sturm Ruger & Co., Inc.	16
1	Summer Infant, Inc.*	7
2	Superior Industries International, Inc.	39
1	SuperMedia, Inc.*	5
1	Systemax, Inc.*	13
5	Talbots, Inc.*	57
53	Target Corp.	3,018
5	Tempur-Pedic International, Inc.*	176
4	Tenneco, Inc.*	146
1	Tesla Motors, Inc.*	35
4	Texas Roadhouse, Inc.*	68
27	Thomson Reuters Corp.	982
2	Thor Industries, Inc.	59
9	Tiffany & Co.	559

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Timberland Co. (The), Class A*	$74
26	Time Warner Cable, Inc.	1,600
82	Time Warner, Inc.	2,418
29	TJX Cos., Inc.	1,323
10	Toll Brothers, Inc.*	180
5	Tractor Supply Co.	212
2	True Religion Apparel, Inc.*	45
6	TRW Automotive Holdings Corp.*	285
2	Tuesday Morning Corp.*	10
5	Tupperware Brands Corp.	232
1	U.S. Auto Parts Network, Inc.*	8
2	Ulta Salon Cosmetics & Fragrance, Inc.*	70
3	Under Armour, Inc., Class A*	173
1	Unifi, Inc.*	14
1	Universal Electronics, Inc.*	27
2	Universal Technical Institute, Inc.	41
9	Urban Outfitters, Inc.*	340
3	Vail Resorts, Inc.*	136
4	Valassis Communications, Inc.*	130
6	VF Corp.	497
44	Viacom, Inc., Class B	1,665
24	Virgin Media, Inc.	612
1	Vitacost.com, Inc.*	6
1	Vitamin Shoppe, Inc.*	30
1	Volcom, Inc.	18
142	Walt Disney Co. (The)	5,184
3	Warnaco Group, Inc. (The)*	162
3	Warner Music Group Corp.*	14
2	Weight Watchers International, Inc.	68
24	Wendy’s/Arby’s Group, Inc., Class A	114
1	West Marine, Inc.*	10
7	Wet Seal, Inc. (The), Class A*	23
1	Weyco Group, Inc.	24
5	Whirlpool Corp.	365
7	Williams-Sonoma, Inc.	233
2	Winnebago Industries, Inc.*	21
4	WMS Industries, Inc.*	177
4	Wolverine World Wide, Inc.	125
2	World Wrestling Entertainment, Inc., Class A	28
13	Wyndham Worldwide Corp.	374
5	Wynn Resorts Ltd.	506
34	Yum! Brands, Inc.	1,703
1	Zumiez, Inc.*	32
		112,557
	Consumer Staples - 1.3%

6	Alberto-Culver Co.	223
6	Alliance One International, Inc.*	23
151	Altria Group, Inc.	3,624
1	Andersons, Inc. (The)	32
46	Archer-Daniels-Midland Co.	1,334
31	Avon Products, Inc.	885
3	B&G Foods, Inc.	38
4	BJ’s Wholesale Club, Inc.*	183
1	Boston Beer Co., Inc., Class A*	82
8	Brown-Forman Corp., Class B	523
10	Bunge Ltd.	608
1	Calavo Growers, Inc.	23
1	Cal-Maine Foods, Inc.	31
13	Campbell Soup Co.	441
3	Casey’s General Stores, Inc.	119
1	Cellu Tissue Holdings, Inc.*	12
5	Central European Distribution Corp.*	120
4	Central Garden and Pet Co., Class A*	37
3	Chiquita Brands International, Inc.*	34
5	Church & Dwight Co., Inc.	326
10	Clorox Co.	618
152	Coca-Cola Co. (The)	9,602
23	Coca-Cola Enterprises, Inc.	555
35	Colgate-Palmolive Co.	2,679
32	ConAgra Foods, Inc.	687
13	Constellation Brands, Inc., Class A*	268
5	Corn Products International, Inc.	216
32	Costco Wholesale Corp.	2,164
98	CVS Caremark Corp.	3,038
6	Darling International, Inc.*	69
13	Dean Foods Co.*	95
14	Del Monte Foods Co.	262
2	Diamond Foods, Inc.	93
3	Dole Food Co., Inc.*	28
18	Dr. Pepper Snapple Group, Inc.	659
2	Elizabeth Arden, Inc.*	43
5	Energizer Holdings, Inc.*	352
8	Estee Lauder Cos., Inc. (The), Class A	599
1	Female Health Co. (The)	6
5	Flowers Foods, Inc.	131
3	Fresh Del Monte Produce, Inc.	66
48	General Mills, Inc.	1,696
2	Great Atlantic & Pacific Tea Co.*	6
8	Green Mountain Coffee Roasters, Inc.*	297
23	H. J. Heinz Co.	1,110
3	Hain Celestial Group, Inc. (The)*	80
5	Hansen Natural Corp.*	266
1	Harbinger Group, Inc.*	5
6	Heckmann Corp.*	23
4	Herbalife Ltd.	275
11	Hershey Co. (The)	515
5	Hormel Foods Corp.	245
1	Imperial Sugar Co.	14
1	Ingles Markets, Inc., Class A	19
1	Inter Parfums, Inc.	18
1	J&J Snack Foods Corp.	46
9	J.M. Smucker Co. (The)	569
1	John B. Sanfilippo & Son, Inc.*	12
19	Kellogg Co.	935
30	Kimberly-Clark Corp.	1,857
116	Kraft Foods, Inc., Class A	3,509
47	Kroger Co. (The)	1,107
1	Lancaster Colony Corp.	52
2	Lance, Inc.	47
1	Limoneira Co.	22
11	Lorillard, Inc.	875
10	McCormick & Co., Inc. (Non-Voting)	440
15	Mead Johnson Nutrition Co.	894
1	Medifast, Inc.*	24
1	MGP Ingredients, Inc.	9
10	Molson Coors Brewing Co., Class B	476
1	Nash Finch Co.	37
1	National Beverage Corp.	13
1	Nature’s Sunshine Products, Inc.*	9
4	Nu Skin Enterprises, Inc., Class A	126
1	Nutraceutical International Corp.*	15
2	Pantry, Inc. (The)*	41
117	PepsiCo, Inc.	7,562
134	Philip Morris International, Inc.	7,623
4	Pilgrim’s Pride Corp.*	27
3	Prestige Brands Holdings, Inc.*	35
1	Pricesmart, Inc.	34
208	Procter & Gamble Co. (The)	12,703
4	Ralcorp Holdings, Inc.*	248
1	Revlon, Inc., Class A*	10

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
24	Reynolds American, Inc.	$743
40	Rite Aid Corp.*	38
3	Ruddick Corp.	110
28	Safeway, Inc.	644
2	Sanderson Farms, Inc.	89
48	Sara Lee Corp.	720
1	Schiff Nutrition International, Inc.	8
1	Seneca Foods Corp., Class A*	24
5	Smart Balance, Inc.*	18
10	Smithfield Foods, Inc.*	176
2	Spartan Stores, Inc.	33
1	Spectrum Brands Holdings, Inc.*	27
7	Star Scientific, Inc.*	13
15	SUPERVALU, Inc.	136
1	Susser Holdings Corp.*	13
1	Synutra International, Inc.*	13
43	Sysco Corp.	1,248
2	Tootsie Roll Industries, Inc.	53
3	TreeHouse Foods, Inc.*	149
22	Tyson Foods, Inc., Class A	348
3	United Natural Foods, Inc.*	112
2	Universal Corp.	82
3	Vector Group Ltd.	55
71	Walgreen Co.	2,474
148	Wal-Mart Stores, Inc.	8,005
1	WD-40 Co.	39
1	Weis Markets, Inc.	39
10	Whole Foods Market, Inc.*	472
4	Winn-Dixie Stores, Inc.*	24
		90,759
	Energy - 1.6%

5	Abraxas Petroleum Corp.*	21
3	Allis-Chalmers Energy, Inc.*	19
1	Alon USA Energy, Inc.	6
9	Alpha Natural Resources, Inc.*	446
4	American Oil & Gas, Inc.*	38
36	Anadarko Petroleum Corp.	2,310
28	Apache Corp.	3,014
1	Apco Oil and Gas International, Inc.	38
1	Approach Resources, Inc.*	18
12	Arch Coal, Inc.	350
6	Atlas Energy, Inc.*	258
3	ATP Oil & Gas Corp.*	44
4	Atwood Oceanics, Inc.*	142
31	Baker Hughes, Inc.	1,617
2	Basic Energy Services, Inc.*	29
4	Berry Petroleum Co., Class A	152
3	Bill Barrett Corp.*	115
7	BPZ Resources, Inc.*	28
8	Brigham Exploration Co.*	201
3	Bristow Group, Inc.*	132
8	Cabot Oil & Gas Corp.	280
7	Cal Dive International, Inc.*	37
2	Callon Petroleum Co.*	12
3	CAMAC Energy, Inc.*	8
18	Cameron International Corp.*	866
1	CARBO Ceramics, Inc.	97
2	Carrizo Oil & Gas, Inc.*	58
4	Cheniere Energy, Inc.*	22
47	Chesapeake Energy Corp.	993
145	Chevron Corp.	11,741
6	Cimarex Energy Co.	483
3	Clean Energy Fuels Corp.*	40
2	Cloud Peak Energy, Inc.*	42
5	Cobalt International Energy, Inc.*	57
6	Complete Production Services, Inc.*	171
3	Comstock Resources, Inc.*	74
7	Concho Resources, Inc.*	579
108	ConocoPhillips	6,498
16	CONSOL Energy, Inc.	671
1	Contango Oil & Gas Co.*	56
2	Continental Resources, Inc.*	107
3	Core Laboratories N.V.	257
3	Crosstex Energy, Inc.	28
2	CVR Energy, Inc.*	24
1	Dawson Geophysical Co.*	28
1	Delek U.S. Holdings, Inc.	7
13	Delta Petroleum Corp.*	10
29	Denbury Resources, Inc.*	527
32	Devon Energy Corp.	2,258
4	DHT Holdings, Inc.	18
5	Diamond Offshore Drilling, Inc.	324
6	Dresser-Rand Group, Inc.*	228
2	Dril-Quip, Inc.*	155
51	El Paso Corp.	688
1	Endeavour International Corp.*	15
2	Energy Partners Ltd.*	24
4	Energy XXI Bermuda Ltd.*	99
18	EOG Resources, Inc.	1,601
11	EQT Corp.	445
1	Evolution Petroleum Corp.*	6
11	EXCO Resources, Inc.	204
5	Exterran Holdings, Inc.*	113
369	Exxon Mobil Corp.	25,668
9	FMC Technologies, Inc.*	758
8	Forest Oil Corp.*	274
8	Frontier Oil Corp.	124
4	Frontline Ltd.	104
3	FX Energy, Inc.*	18
3	Gastar Exploration Ltd.*	14
6	General Maritime Corp.	23
1	GeoResources, Inc.*	20
1	Global Geophysical Services, Inc.*	9
7	Global Industries Ltd.*	44
2	GMX Resources, Inc.*	9
3	Golar LNG Ltd.	42
2	Goodrich Petroleum Corp.*	26
1	Green Plains Renewable Energy, Inc.*	11
1	Gulf Island Fabrication, Inc.	27
2	GulfMark Offshore, Inc., Class A*	59
2	Gulfport Energy Corp.*	37
66	Halliburton Co.	2,497
2	Harvest Natural Resources, Inc.*	26
8	Helix Energy Solutions Group, Inc.*	112
7	Helmerich & Payne, Inc.	318
8	Hercules Offshore, Inc.*	20
21	Hess Corp.	1,471
3	Holly Corp.	108
2	Hornbeck Offshore Services, Inc.*	44
1	Houston American Energy Corp.	17
9	International Coal Group, Inc.*	68
9	ION Geophysical Corp.*	65
2	James River Coal Co.*	40
9	Key Energy Services, Inc.*	93
2	Knightsbridge Tankers Ltd.	45
11	Kodiak Oil & Gas Corp.*	55
1	L&L Energy, Inc.*	11
2	Lufkin Industries, Inc.	101
4	Magnum Hunter Resources Corp.*	25
51	Marathon Oil Corp.	1,707
7	Massey Energy Co.	344
2	Matrix Service Co.*	20

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	McDermott International, Inc.*	$312
6	McMoRan Exploration Co.*	90
1	Miller Petroleum, Inc.*	5
14	Murphy Oil Corp.	945
21	Nabors Industries Ltd.*	464
30	National Oilwell Varco, Inc.	1,839
1	Natural Gas Services Group, Inc.*	16
10	Newfield Exploration Co.*	668
6	Newpark Resources, Inc.*	34
13	Noble Energy, Inc.	1,056
3	Nordic American Tanker Shipping	78
3	Northern Oil and Gas, Inc.*	69
3	Oasis Petroleum, Inc.*	76
59	Occidental Petroleum Corp.	5,202
4	Oceaneering International, Inc.*	276
4	Oil States International, Inc.*	237
2	Overseas Shipholding Group, Inc.	70
1	Panhandle Oil and Gas, Inc., Class A	26
8	Parker Drilling Co.*	32
6	Patriot Coal Corp.*	97
11	Patterson-UTI Energy, Inc.	217
19	Peabody Energy Corp.	1,117
3	Penn Virginia Corp.	48
22	Petrohawk Energy Corp.*	392
1	Petroleum Development Corp.*	36
4	Petroquest Energy, Inc.*	28
1	PHI, Inc. (Non-Voting)*	17
4	Pioneer Drilling Co.*	27
8	Pioneer Natural Resources Co.	641
10	Plains Exploration & Production Co.*	287
13	Pride International, Inc.*	404
13	QEP Resources, Inc.	457
9	Quicksilver Resources, Inc.*	128
4	RAM Energy Resources, Inc.*	7
12	Range Resources Corp.	504
16	Rentech, Inc.*	20
3	Resolute Energy Corp.*	39
1	REX American Resources Corp.*	16
2	Rex Energy Corp.*	24
4	Rosetta Resources, Inc.*	143
8	Rowan Cos., Inc.*	241
2	RPC, Inc.	59
26	SandRidge Energy, Inc.*	134
99	Schlumberger Ltd.	7,657
1	Scorpio Tankers, Inc.*	10
2	SEACOR Holdings, Inc.*	218
1	Seahawk Drilling, Inc.*	8
3	Ship Finance International Ltd.	65
5	SM Energy Co.	248
9	Southern Union Co.	212
25	Southwestern Energy Co.*	905
47	Spectra Energy Corp.	1,117
3	Stone Energy Corp.*	62
9	Sunoco, Inc.	361
6	Superior Energy Services, Inc.*	200
3	Swift Energy Co.*	109
5	Syntroleum Corp.*	9
1	T-3 Energy Services, Inc.*	36
3	Teekay Corp.	96
2	Teekay Tankers Ltd., Class A	24
2	Tesco Corp.*	26
10	Tesoro Corp.*	163
5	Tetra Technologies, Inc.*	55
4	Tidewater, Inc.	196
11	TransAtlantic Petroleum Ltd.*	36
11	Ultra Petroleum Corp.*	517
1	Union Drilling, Inc.*	6
3	Unit Corp.*	120
4	Uranium Energy Corp.*	28
8	USEC, Inc.*	48
4	Vaalco Energy, Inc.*	30
41	Valero Energy Corp.	799
11	Vantage Drilling Co.*	19
1	Venoco, Inc.*	17
3	W&T Offshore, Inc.	50
5	Warren Resources, Inc.*	22
54	Weatherford International Ltd.*	1,102
4	Western Refining, Inc.*	39
4	Whiting Petroleum Corp.*	440
3	Willbros Group, Inc.*	22
42	Williams Cos., Inc. (The)	958
5	World Fuel Services Corp.	150
		106,141
	Financials - 2.3%

1	1st Source Corp.	19
2	1st United Bancorp, Inc./FL*	12
2	Abington Bancorp, Inc.	24
3	Acadia Realty Trust (REIT)	55
24	ACE Ltd.	1,404
4	Advance America Cash Advance Centers, Inc.	19
4	Affiliated Managers Group, Inc.*	350
34	Aflac, Inc.	1,751
1	Agree Realty Corp. (REIT)	28
4	Alexandria Real Estate Equities, Inc. (REIT)	267
3	Allied World Assurance Co. Holdings Ltd.	176
39	Allstate Corp. (The)	1,135
7	Alterra Capital Holdings Ltd.	142
12	AMB Property Corp. (REIT)	350
5	American Campus Communities, Inc. (REIT)	157
4	American Capital Agency Corp. (REIT)	117
25	American Capital Ltd.*	180
4	American Equity Investment Life Holding Co.	44
76	American Express Co.	3,285
6	American Financial Group, Inc./OH	185
9	American International Group, Inc.*	372
1	American National Insurance Co.	80
1	American Safety Insurance Holdings Ltd.*	20
19	Ameriprise Financial, Inc.	985
2	Ameris Bancorp*	19
1	AMERISAFE, Inc.*	18
1	Ames National Corp.	20
2	AmTrust Financial Services, Inc.	32
45	Annaly Capital Management, Inc. (REIT)	819
9	Anworth Mortgage Asset Corp. (REIT)	62
24	AON Corp.	963
8	Apartment Investment & Management Co., Class A (REIT)	193
1	Apollo Commercial Real Estate Finance, Inc. (REIT)	16
14	Apollo Investment Corp.	148
4	Arch Capital Group Ltd.*	361
14	Ares Capital Corp.	230
2	Argo Group International Holdings Ltd.	74

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Arrow Financial Corp.	$28
8	Arthur J. Gallagher & Co.	225
2	Artio Global Investors, Inc.	26
3	Ashford Hospitality Trust, Inc. (REIT)*	28
6	Aspen Insurance Holdings Ltd.	173
1	Asset Acceptance Capital Corp.*	6
13	Associated Banc-Corp	166
3	Associated Estates Realty Corp. (REIT)	45
8	Assurant, Inc.	282
13	Assured Guaranty Ltd.	221
1	Asta Funding, Inc.	7
6	Astoria Financial Corp.	72
6	AvalonBay Communities, Inc. (REIT)	662
1	Avatar Holdings, Inc.*	20
9	Axis Capital Holdings Ltd.	318
1	Baldwin & Lyons, Inc., Class B	23
1	Bancfirst Corp.	41
2	Banco Latinoamericano de Comercio Exterior S.A., Class E	32
2	Bancorp, Inc. (The)/DE*	17
6	BancorpSouth, Inc.	77
3	Bank Mutual Corp.	14
725	Bank of America Corp.	7,939
3	Bank of Hawaii Corp.	130
88	Bank of New York Mellon Corp. (The)	2,375
1	Bank of the Ozarks, Inc.	38
1	BankFinancial Corp.	9
50	BB&T Corp.	1,160
3	Beneficial Mutual Bancorp, Inc.*	23
125	Berkshire Hathaway, Inc., Class B*	9,960
1	Berkshire Hills Bancorp, Inc.	20
4	BGC Partners, Inc., Class A	31
9	BioMed Realty Trust, Inc. (REIT)	159
5	BlackRock Kelso Capital Corp.	56
3	BlackRock, Inc.	489
1	BofI Holding, Inc.*	13
2	BOK Financial Corp.	93
5	Boston Private Financial Holdings, Inc.	27
10	Boston Properties, Inc. (REIT)	838
9	Brandywine Realty Trust (REIT)	100
5	BRE Properties, Inc. (REIT)	215
4	Brookline Bancorp, Inc.	39
8	Brown & Brown, Inc.	183
1	Bryn Mawr Bank Corp.	17
1	Calamos Asset Management, Inc., Class A	12
1	Camden National Corp.	36
5	Camden Property Trust (REIT)	255
1	Capital City Bank Group, Inc.	13
33	Capital One Financial Corp.	1,229
23	CapitalSource, Inc.	149
1	Capitol Federal Financial	23
4	CapLease, Inc. (REIT)	24
5	Capstead Mortgage Corp. (REIT)	59
2	Cardinal Financial Corp.	21
2	Cardtronics, Inc.*	34
2	Cash America International, Inc.	72
6	Cathay General Bancorp	81
21	CB Richard Ellis Group, Inc., Class A*	403
10	CBL & Associates Properties, Inc. (REIT)	165
1	CBOE Holdings, Inc.	24
4	Cedar Shopping Centers, Inc. (REIT)	24
3	Center Financial Corp.*	19
2	CenterState Banks, Inc.	14
72	Charles Schwab Corp. (The)	1,082
1	Chatham Lodging Trust (REIT)	16
2	Chemical Financial Corp.	42
1	Chesapeake Lodging Trust (REIT)	19
64	Chimera Investment Corp. (REIT)	256
22	Chubb Corp.	1,254
11	Cincinnati Financial Corp.	332
14	CIT Group, Inc.*	552
1,530	Citigroup, Inc.*	6,426
1	Citizens & Northern Corp.	15
29	Citizens Republic Bancorp, Inc.*	17
3	Citizens, Inc./TX*	21
1	City Holding Co.	32
3	City National Corp./CA	161
1	Clifton Savings Bancorp, Inc.	9
5	CME Group, Inc.	1,440
2	CNA Financial Corp.*	52
1	CNA Surety Corp.*	24
1	CNB Financial Corp./PA	14
16	CNO Financial Group, Inc.*	94
2	CoBiz Financial, Inc.	10
3	Cogdell Spencer, Inc. (REIT)	17
1	Cohen & Steers, Inc.	25
6	Colonial Properties Trust (REIT)	108
1	Colony Financial, Inc. (REIT)	19
3	Columbia Banking System, Inc.	52
13	Comerica, Inc.	474
5	Commerce Bancshares, Inc./MO	188
5	CommonWealth REIT (REIT)	125
2	Community Bank System, Inc.	48
1	Community Trust Bancorp, Inc.	28
2	Compass Diversified Holdings	33
1	CompuCredit Holdings Corp.	6
4	Corporate Office Properties Trust (REIT)	136
7	Cousins Properties, Inc. (REIT)	52
3	Cowen Group, Inc., Class A*	12
2	Crawford & Co., Class B*	6
1	CreXus Investment Corp. (REIT)	13
4	Cullen/Frost Bankers, Inc.	214
6	CVB Financial Corp.	47
3	Cypress Sharpridge Investments, Inc. (REIT)	41
1	Danvers Bancorp, Inc.	15
15	DCT Industrial Trust, Inc. (REIT)	74
3	Delphi Financial Group, Inc., Class A	77
14	Developers Diversified Realty Corp. (REIT)	180
11	DiamondRock Hospitality Co. (REIT)*	116
6	Digital Realty Trust, Inc. (REIT)	315
2	Dime Community Bancshares, Inc.	27
39	Discover Financial Services	713
2	Dollar Financial Corp.*	52
1	Donegal Group, Inc., Class A	15
1	Doral Financial Corp.*	1
9	Douglas Emmett, Inc. (REIT)	150
2	Duff & Phelps Corp., Class A	27
18	Duke Realty Corp. (REIT)	200
3	DuPont Fabros Technology, Inc. (REIT)	68
1	Dynex Capital, Inc. (REIT)	10
16	E*Trade Financial Corp.*	236
1	Eagle Bancorp, Inc.*	13

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	East West Bancorp, Inc.	$191
2	EastGroup Properties, Inc. (REIT)	80
9	Eaton Vance Corp.	267
4	Education Realty Trust, Inc. (REIT)	29
2	eHealth, Inc.*	30
3	Employers Holdings, Inc.	48
1	Encore Bancshares, Inc.*	9
1	Encore Capital Group, Inc.*	19
3	Endurance Specialty Holdings Ltd.	132
1	Enstar Group Ltd.*	83
1	Enterprise Financial Services Corp.	10
3	Entertainment Properties Trust (REIT)	139
1	Epoch Holding Corp.	16
2	Equity Lifestyle Properties, Inc. (REIT)	108
3	Equity One, Inc. (REIT)	52
20	Equity Residential (REIT)	1,000
2	Erie Indemnity Co., Class A	126
1	ESB Financial Corp.	14
1	ESSA Bancorp, Inc.	13
2	Essex Property Trust, Inc. (REIT)	222
1	Evercore Partners, Inc., Class A	30
4	Everest Re Group Ltd.	334
1	Excel Trust, Inc. (REIT)	12
6	Extra Space Storage, Inc. (REIT)	96
3	EZCORP, Inc., Class A*	75
1	FBL Financial Group, Inc., Class A	27
4	FBR Capital Markets Corp.*	14
1	Federal Agricultural Mortgage Corp., Class C	14
4	Federal Realty Investment Trust (REIT)	310
6	Federated Investors, Inc., Class B	142
7	FelCor Lodging Trust, Inc. (REIT)*	42
17	Fidelity National Financial, Inc., Class A	230
4	Fifth Street Finance Corp.	46
57	Fifth Third Bancorp	681
1	Financial Engines, Inc.*	17
1	Financial Institutions, Inc.	18
8	First American Financial Corp.	113
1	First Bancorp, Inc./ME	14
23	First BanCorp./Puerto Rico*	6
1	First Bancorp/NC	14
4	First Busey Corp.	17
2	First Cash Financial Services, Inc.*	58
8	First Commonwealth Financial Corp.	50
1	First Community Bancshares, Inc./VA	14
4	First Financial Bancorp	66
2	First Financial Bankshares, Inc.	97
1	First Financial Corp./IN	30
1	First Financial Holdings, Inc.	11
17	First Horizon National Corp.*	163
5	First Industrial Realty Trust, Inc. (REIT)*	38
1	First Interstate BancSystem, Inc.	14
4	First Marblehead Corp. (The)*	8
2	First Merchants Corp.	17
1	First Mercury Financial Corp.	16
5	First Midwest Bancorp, Inc./IL	47
15	First Niagara Financial Group, Inc.	186
1	First of Long Island Corp. (The)	26
3	First Potomac Realty Trust (REIT)	47
1	First South Bancorp, Inc./NC	7
8	FirstMerit Corp.	139
3	Flagstar Bancorp, Inc.*	4
4	Flagstone Reinsurance Holdings S.A.	46
2	Flushing Financial Corp.	27
8	FNB Corp./PA	70
9	Forest City Enterprises, Inc., Class A*	138
3	Forestar Group, Inc.*	54
1	FPIC Insurance Group, Inc.*	37
11	Franklin Resources, Inc.	1,255
5	Franklin Street Properties Corp. (REIT)	64
14	Fulton Financial Corp.	121
1	GAMCO Investors, Inc., Class A	44
18	General Growth Properties, Inc. (REIT)	291
35	Genworth Financial, Inc., Class A*	408
1	German American Bancorp, Inc.	17
2	Getty Realty Corp. (REIT)	60
5	GFI Group, Inc.	23
5	Glacier Bancorp, Inc.	67
2	Gladstone Capital Corp.	22
1	Gladstone Commercial Corp. (REIT)	18
2	Gladstone Investment Corp.	16
6	Gleacher & Co., Inc.*	15
6	Glimcher Realty Trust (REIT)	49
1	Global Indemnity plc*	19
37	Goldman Sachs Group, Inc. (The)	5,777
1	Golub Capital BDC, Inc.	16
2	Government Properties Income Trust (REIT)	51
1	Great Southern Bancorp, Inc.	22
1	Green Bankshares, Inc.*	3
2	Greenhill & Co., Inc.	150
2	Greenlight Capital Re Ltd., Class A*	56
1	Hallmark Financial Services*	9
2	Hancock Holding Co.	63
7	Hanmi Financial Corp.*	6
3	Hanover Insurance Group, Inc. (The)	136
1	Harleysville Group, Inc.	36
2	Harris & Harris Group, Inc.*	9
32	Hartford Financial Services Group, Inc.	712
3	Hatteras Financial Corp. (REIT)	93
8	HCC Insurance Holdings, Inc.	225
22	HCP, Inc. (REIT)	724
10	Health Care REIT, Inc. (REIT)	463
5	Healthcare Realty Trust, Inc. (REIT)	103
1	Heartland Financial USA, Inc.	16
3	Hercules Technology Growth Capital, Inc.	30
1	Heritage Financial Corp./WA*	14
10	Hersha Hospitality Trust (REIT)	61
1	HFF, Inc., Class A*	9
5	Highwoods Properties, Inc. (REIT)	153
3	Hilltop Holdings, Inc.*	30
1	Home Bancorp, Inc.*	14
2	Home Bancshares, Inc./AR	41
1	Home Federal Bancorp, Inc./ID	12
3	Home Properties, Inc. (REIT)	161
3	Horace Mann Educators Corp.	49
9	Hospitality Properties Trust (REIT)	199
48	Host Hotels & Resorts, Inc. (REIT)	791
2	Howard Hughes Corp. (The)*	72
34	Hudson City Bancorp, Inc.	386
1	Hudson Pacific Properties, Inc. (REIT)	15
1	Hudson Valley Holding Corp.	22
52	Huntington Bancshares, Inc./OH	303
2	Iberiabank Corp.	101

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Independent Bank Corp./MA	$49
1	Infinity Property & Casualty Corp.	58
5	Inland Real Estate Corp. (REIT)	43
3	Interactive Brokers Group, Inc., Class A*	55
5	IntercontinentalExchange, Inc.*	564
1	International Assets Holding Corp.*	23
4	International Bancshares Corp.	69
34	Invesco Ltd.	739
3	Invesco Mortgage Capital, Inc. (REIT)	68
3	Investment Technology Group, Inc.*	44
3	Investors Bancorp, Inc.*	37
5	Investors Real Estate Trust (REIT)	44
7	iStar Financial, Inc. (REIT)*	38
13	Janus Capital Group, Inc.	136
8	Jefferies Group, Inc.	193
1	JMP Group, Inc.	7
3	Jones Lang LaSalle, Inc.	239
288	JPMorgan Chase & Co.	10,765
1	Kayne Anderson Energy Development Co.	18
3	KBW, Inc.	70
1	Kearny Financial Corp.	9
2	Kennedy-Wilson Holdings, Inc.*	20
64	KeyCorp	482
4	Kilroy Realty Corp. (REIT)	136
29	Kimco Realty Corp. (REIT)	483
4	Kite Realty Group Trust (REIT)	20
7	Knight Capital Group, Inc., Class A*	92
3	LaBranche & Co., Inc.*	9
7	Ladenburg Thalmann Financial Services, Inc.*	9
1	Lakeland Bancorp, Inc.	10
1	Lakeland Financial Corp.	21
5	LaSalle Hotel Properties (REIT)	119
7	Lazard Ltd., Class A	251
11	Legg Mason, Inc.	359
14	Leucadia National Corp.*	363
7	Lexington Realty Trust (REIT)	55
8	Liberty Property Trust (REIT)	251
1	Life Partners Holdings, Inc.	21
22	Lincoln National Corp.	525
23	Loews Corp.	860
2	LTC Properties, Inc. (REIT)	54
5	M&T Bank Corp.	385
9	Macerich Co. (The) (REIT)	417
6	Mack-Cali Realty Corp. (REIT)	190
4	Maiden Holdings Ltd.	30
1	Main Street Capital Corp.	17
1	MainSource Financial Group, Inc.	9
1	Markel Corp.*	353
2	MarketAxess Holdings, Inc.	36
1	Marlin Business Services Corp.*	11
39	Marsh & McLennan Cos., Inc.	978
38	Marshall & Ilsley Corp.	182
4	MB Financial, Inc.	57
11	MBIA, Inc.*	110
6	MCG Capital Corp.	42
4	Meadowbrook Insurance Group, Inc.	38
1	Medallion Financial Corp.	8
8	Medical Properties Trust, Inc. (REIT)	84
2	Mercury General Corp.	86
1	Meridian Interstate Bancorp, Inc.*	11
47	MetLife, Inc.	1,793
1	Metro Bancorp, Inc.*	10
8	MF Global Holdings Ltd.*	63
20	MFA Financial, Inc. (REIT)	163
14	MGIC Investment Corp.*	119
2	Mid-America Apartment Communities, Inc. (REIT)	123
1	MidSouth Bancorp, Inc.	13
1	Mission West Properties, Inc. (REIT)	7
2	Monmouth Real Estate Investment Corp., Class A (REIT)	16
5	Montpelier Re Holdings Ltd.	98
15	Moody’s Corp.	402
109	Morgan Stanley	2,666
3	MPG Office Trust, Inc. (REIT)*	7
8	MSCI, Inc., Class A*	272
2	MVC Capital, Inc.	27
3	Nara Bancorp, Inc.*	24
10	NASDAQ OMX Group, Inc. (The)*	215
1	National Bankshares, Inc.	26
3	National Financial Partners Corp.*	35
2	National Health Investors, Inc. (REIT)	88
9	National Penn Bancshares, Inc.	60
6	National Retail Properties, Inc. (REIT)	156
9	Nationwide Health Properties, Inc. (REIT)	324
1	Navigators Group, Inc. (The)*	49
2	NBT Bancorp, Inc.	44
2	Nelnet, Inc., Class A	43
31	New York Community Bancorp, Inc.	521
8	NewAlliance Bancshares, Inc.	107
4	Newcastle Investment Corp. (REIT)*	23
2	NewStar Financial, Inc.*	17
2	NGP Capital Resources Co.	18
17	Northern Trust Corp.	855
1	Northfield Bancorp, Inc.	13
5	NorthStar Realty Finance Corp. (REIT)	21
8	Northwest Bancshares, Inc.	82
19	NYSE Euronext	519
1	OceanFirst Financial Corp.	12
5	Ocwen Financial Corp.*	44
6	Old National Bancorp/IN	62
19	Old Republic International Corp.	241
7	Omega Healthcare Investors, Inc. (REIT)	148
1	OmniAmerican Bancorp, Inc.*	12
1	One Liberty Properties, Inc. (REIT)	15
2	OneBeacon Insurance Group Ltd., Class A	29
1	Oppenheimer Holdings Inc., Class A	24
3	optionsXpress Holdings, Inc.*	52
3	Oriental Financial Group, Inc.	35
4	Oritani Financial Corp.	45
1	Pacific Continental Corp.	9
2	PacWest Bancorp	34
1	Park National Corp.	68
2	Parkway Properties, Inc./MD (REIT)	32
6	PartnerRe Ltd.	465
1	Peapack Gladstone Financial Corp.	12
3	Pebblebrook Hotel Trust (REIT)*	56
3	PennantPark Investment Corp.	35
4	Pennsylvania Real Estate Investment Trust (REIT)	54
1	PennyMac Mortgage Investment Trust (REIT)	18
1	Penson Worldwide, Inc.*	5
1	Peoples Bancorp, Inc./OH	13
27	People’s United Financial, Inc.	335

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	PHH Corp.*	$85
8	Phoenix Cos, Inc. (The)*	18
2	Pico Holdings, Inc.*	57
4	Piedmont Office Realty Trust, Inc., Class A (REIT)	80
2	Pinnacle Financial Partners, Inc.*	20
1	Piper Jaffray Cos.*	30
3	Platinum Underwriters Holdings Ltd.	130
12	Plum Creek Timber Co., Inc. (REIT)	432
10	PMI Group, Inc. (The)*	31
38	PNC Financial Services Group, Inc.	2,046
74	Popular, Inc.*	213
1	Portfolio Recovery Associates, Inc.*	63
4	Post Properties, Inc. (REIT)	136
3	Potlatch Corp. (REIT)	95
1	Presidential Life Corp.	9
2	Primerica, Inc.	45
1	Primus Guaranty Ltd.*	5
23	Principal Financial Group, Inc.	627
4	PrivateBancorp, Inc.	49
2	ProAssurance Corp.*	118
48	Progressive Corp. (The)	976
34	ProLogis (REIT)	442
6	Prospect Capital Corp.	59
3	Prosperity Bancshares, Inc.	98
6	Protective Life Corp.	141
4	Provident Financial Services, Inc.	55
3	Provident New York Bancorp	28
34	Prudential Financial, Inc.	1,723
1	PS Business Parks, Inc. (REIT)	52
10	Public Storage (REIT)	966
1	Pzena Investment Management, Inc., Class A	7
10	Radian Group, Inc.	71
7	RAIT Financial Trust (REIT)*	11
3	Ramco-Gershenson Properties Trust (REIT)	34
7	Raymond James Financial, Inc.	201
6	Rayonier, Inc. (REIT)	306
8	Realty Income Corp. (REIT)	272
6	Redwood Trust, Inc. (REIT)	83
6	Regency Centers Corp. (REIT)	244
91	Regions Financial Corp.	490
5	Reinsurance Group of America, Inc.	250
4	RenaissanceRe Holdings Ltd.	241
2	Renasant Corp.	35
1	Republic Bancorp, Inc./KY, Class A	21
3	Resource Capital Corp. (REIT)	20
3	Retail Opportunity Investments Corp. (REIT)	29
1	RLI Corp.	58
1	Rockville Financial, Inc.	11
1	Rodman & Renshaw Capital Group, Inc.*	2
1	Roma Financial Corp.	10
2	S&T Bancorp, Inc.	39
1	S. Y. Bancorp, Inc.	24
2	Sabra Healthcare REIT, Inc. (REIT)	28
1	Safeguard Scientifics, Inc.*	15
1	Safety Insurance Group, Inc.	47
2	Sanders Morris Harris Group, Inc.	14
2	Sandy Spring Bancorp, Inc.	34
1	SCBT Financial Corp.	31
2	SeaBright Holdings, Inc.	18
11	SEI Investments Co.	248
4	Selective Insurance Group, Inc.	66
9	Senior Housing Properties Trust (REIT)	201
1	Sierra Bancorp	10
3	Signature Bank/NY*	132
1	Simmons First National Corp., Class A	29
21	Simon Property Group, Inc. (REIT)	2,068
6	SL Green Realty Corp. (REIT)	392
35	SLM Corp.*	404
1	Southside Bancshares, Inc.	26
1	Southwest Bancorp, Inc./OK	11
2	Sovran Self Storage, Inc. (REIT)	72
7	St. Joe Co. (The)*	123
3	StanCorp Financial Group, Inc.	125
3	Starwood Property Trust, Inc. (REIT)	60
1	State Auto Financial Corp.	16
1	State Bancorp, Inc./NY	9
36	State Street Corp.	1,555
2	StellarOne Corp.	26
2	Sterling Bancorp/NY	19
7	Sterling Bancshares, Inc./TX	42
1	Stewart Information Services Corp.	11
2	Stifel Financial Corp.*	104
10	Strategic Hotels & Resorts, Inc. (REIT)*	47
1	Suffolk Bancorp	26
1	Sun Communities, Inc. (REIT)	33
7	Sunstone Hotel Investors, Inc. (REIT)*	67
36	SunTrust Banks, Inc.	841
9	Susquehanna Bancshares, Inc.	72
3	SVB Financial Group*	135
2	SWS Group, Inc.	10
3	Symetra Financial Corp.	36
57	Synovus Financial Corp.	116
19	T. Rowe Price Group, Inc.	1,108
3	Tanger Factory Outlet Centers (REIT)	144
4	Taubman Centers, Inc. (REIT)	194
1	Taylor Capital Group, Inc.*	12
10	TCF Financial Corp.	136
17	TD Ameritrade Holding Corp.	285
1	Tejon Ranch Co.*	24
1	Terreno Realty Corp. (REIT)*	18
1	Territorial Bancorp, Inc.	18
3	Texas Capital Bancshares, Inc.*	57
6	TFS Financial Corp.	49
1	THL Credit, Inc.	13
3	Thomas Properties Group, Inc.*	13
2	TICC Capital Corp.	21
1	Tompkins Financial Corp.	38
6	Torchmark Corp.	345
3	Tower Group, Inc.	77
2	TowneBank/VA	31
3	TradeStation Group, Inc.*	19
5	Transatlantic Holdings, Inc.	253
34	Travelers Cos., Inc. (The)	1,836
1	Triangle Capital Corp.	19
1	Trico Bancshares	14
6	TrustCo Bank Corp NY	34
5	Trustmark Corp.	107
2	Two Harbors Investment Corp. (REIT)	20
139	U.S. Bancorp	3,305
13	UDR, Inc. (REIT)	290
2	UMB Financial Corp.	75
1	UMH Properties, Inc. (REIT)	10
8	Umpqua Holdings Corp.	85

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Union First Market Bankshares Corp.	$14
3	United Bankshares, Inc.	79
7	United Community Banks, Inc./GA*	11
1	United Financial Bancorp, Inc.	15
2	United Fire & Casualty Co.	41
4	Unitrin, Inc.	95
1	Universal Health Realty Income Trust (REIT)	35
1	Universal Insurance Holdings, Inc.	5
1	Univest Corp. of Pennsylvania	19
24	Unum Group	516
2	Urstadt Biddle Properties, Inc., Class A (REIT)	37
7	U-Store-It Trust (REIT)	58
5	Validus Holdings Ltd.	146
12	Valley National Bancorp	152
11	Ventas, Inc. (REIT)	564
1	ViewPoint Financial Group	10
2	Virginia Commerce Bancorp, Inc.*	11
12	Vornado Realty Trust (REIT)	979
9	W. R. Berkley Corp.	240
6	Waddell & Reed Financial, Inc., Class A	185
2	Walter Investment Management Corp. (REIT)	35
1	Washington Banking Co.	13
8	Washington Federal, Inc.	118
4	Washington Real Estate Investment Trust (REIT)	123
1	Washington Trust Bancorp, Inc.	21
1	Waterstone Financial, Inc.*	4
5	Webster Financial Corp.	83
9	Weingarten Realty Investors (REIT)	213
352	Wells Fargo & Co.	9,578
2	WesBanco, Inc.	35
1	West Bancorp., Inc.	7
7	West Coast Bancorp/OR*	18
2	Westamerica Bancorp.	98
5	Western Alliance Bancorp.*	31
2	Westfield Financial, Inc.	16
1	White Mountains Insurance Group Ltd.	318
7	Whitney Holding Corp./LA	66
7	Wilmington Trust Corp.	27
1	Wilshire Bancorp, Inc.	7
2	Winthrop Realty Trust (REIT)	24
2	Wintrust Financial Corp.	57
1	World Acceptance Corp.*	44
25	XL Group plc	492
13	Zions Bancorp.	253
		152,315
	Health Care - 1.6%

2	Abaxis, Inc.*	54
112	Abbott Laboratories	5,209
2	Abiomed, Inc.*	23
4	Accelrys, Inc.*	34
1	Accretive Health, Inc.*	14
4	Accuray, Inc.*	24
3	Acorda Therapeutics, Inc.*	79
1	Acura Pharmaceuticals, Inc.*	3
31	Aetna, Inc.	918
1	Affymax, Inc.*	7
5	Affymetrix, Inc.*	21
1	Air Methods Corp.*	49
4	Akorn, Inc.*	21
2	Albany Molecular Research, Inc.*	10
5	Alcon, Inc.	786
6	Alere, Inc.*	191
6	Alexion Pharmaceuticals, Inc.*	459
3	Alexza Pharmaceuticals, Inc.*	3
4	Align Technology, Inc.*	70
7	Alkermes, Inc.*	73
22	Allergan, Inc.	1,458
2	Alliance HealthCare Services, Inc.*	8
3	Allied Healthcare International, Inc.*	9
6	Allos Therapeutics, Inc.*	24
8	Allscripts Healthcare Solutions, Inc.*	140
1	Almost Family, Inc.*	35
3	Alnylam Pharmaceuticals, Inc.*	27
4	Alphatec Holdings, Inc.*	9
2	AMAG Pharmaceuticals, Inc.*	31
2	Amedisys, Inc.*	57
1	America Service Group, Inc.	15
1	American Dental Partners, Inc.*	12
5	American Medical Systems Holdings, Inc.*	90
4	AMERIGROUP Corp.*	172
20	AmerisourceBergen Corp.	617
69	Amgen, Inc.*	3,636
3	AMN Healthcare Services, Inc.*	17
2	Amsurg Corp.*	37
10	Amylin Pharmaceuticals, Inc.*	128
1	Analogic Corp.	46
2	AngioDynamics, Inc.*	28
5	Antares Pharma, Inc.*	7
2	Aoxing Pharmaceutical Co., Inc.*	5
1	Ardea Biosciences, Inc.*	22
8	Arena Pharmaceuticals, Inc.*	12
8	Ariad Pharmaceuticals, Inc.*	32
3	Arqule, Inc.*	16
4	Array Biopharma, Inc.*	13
2	ArthroCare Corp.*	61
3	AspenBio Pharma, Inc.*	2
1	Assisted Living Concepts, Inc., Class A*	30
2	athenahealth, Inc.*	82
3	Auxilium Pharmaceuticals, Inc.*	57
5	AVANIR Pharmaceuticals, Inc., Class A*	21
1	AVEO Pharmaceuticals, Inc.*	15
8	AVI BioPharma, Inc.*	15
43	Baxter International, Inc.	2,088
5	Beckman Coulter, Inc.	274
17	Becton, Dickinson and Co.	1,325
2	BioCryst Pharmaceuticals, Inc.*	10
1	Biodel, Inc.*	2
17	Biogen Idec, Inc.*	1,088
7	BioMarin Pharmaceutical, Inc.*	190
1	BioMimetic Therapeutics, Inc.*	11
1	Bio-Rad Laboratories, Inc., Class A*	93
2	Bio-Reference Labs, Inc.*	42
5	BioSante Pharmaceuticals, Inc.*	7
3	BioScrip, Inc.*	12
2	BioTime, Inc.*	16
2	BMP Sunstone Corp.*	20
110	Boston Scientific Corp.*	706
124	Bristol-Myers Squibb Co.	3,130
6	Brookdale Senior Living, Inc.*	115
5	Bruker Corp.*	77
7	C.R. Bard, Inc.	594
2	Cadence Pharmaceuticals, Inc.*	14
3	Caliper Life Sciences, Inc.*	18
2	Cambrex Corp.*	9

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Cantel Medical Corp.	$20
2	Capital Senior Living Corp.*	13
1	Caraco Pharmaceutical Laboratories Ltd.*	5
26	Cardinal Health, Inc.	925
2	CardioNet, Inc.*	8
13	CareFusion Corp.*	297
3	Catalyst Health Solutions, Inc.*	129
6	Celera Corp.*	34
33	Celgene Corp.*	1,960
2	Celldex Therapeutics, Inc.*	8
4	Centene Corp.*	93
5	Cephalon, Inc.*	317
4	Cepheid, Inc.*	79
5	Cerner Corp.*	439
3	Cerus Corp.*	7
5	Charles River Laboratories International, Inc.*	163
3	Chelsea Therapeutics International Ltd.*	16
2	Chemed Corp.	122
1	Chindex International, Inc.*	15
20	CIGNA Corp.	736
4	Clarient, Inc.*	20
1	Clinical Data, Inc.*	18
7	Community Health Systems, Inc.*	223
1	Computer Programs & Systems, Inc.	47
2	Conceptus, Inc.*	26
2	CONMED Corp.*	43
2	Continucare Corp.*	9
3	Cooper Cos., Inc. (The)	161
2	Corcept Therapeutics, Inc.*	8
1	Cornerstone Therapeutics, Inc.*	6
1	Corvel Corp.*	46
5	Covance, Inc.*	225
11	Coventry Health Care, Inc.*	279
36	Covidien plc	1,515
2	Cross Country Healthcare, Inc.*	15
2	CryoLife, Inc.*	11
4	Cubist Pharmaceuticals, Inc.*	87
1	Cumberland Pharmaceuticals, Inc.*	7
5	Curis, Inc.*	8
1	Cutera, Inc.*	7
2	Cyberonics, Inc.*	54
1	Cynosure, Inc., Class A*	9
3	Cypress Bioscience, Inc.*	12
3	Cytokinetics, Inc.*	7
3	Cytori Therapeutics, Inc.*	13
8	CytRx Corp.*	8
8	DaVita, Inc.*	582
3	Delcath Systems, Inc.*	30
10	Dendreon Corp.*	357
11	DENTSPLY International, Inc.	340
4	Depomed, Inc.*	22
4	DexCom, Inc.*	45
1	Dionex Corp.*	91
6	Durect Corp.*	18
7	Dyax Corp.*	16
5	Dynavax Technologies Corp.*	10
1	DynaVox, Inc., Class A*	4
8	Edwards Lifesciences Corp.*	531
74	Eli Lilly & Co.	2,491
2	Emdeon, Inc., Class A*	25
2	Emergency Medical Services Corp., Class A*	99
1	Emergent Biosolutions, Inc.*	18
1	Emeritus Corp.*	18
8	Endo Pharmaceuticals Holdings, Inc.*	288
4	Endologix, Inc.*	23
1	Ensign Group, Inc. (The)	22
2	Enzo Biochem, Inc.*	9
4	Enzon Pharmaceuticals, Inc.*	44
4	eResearchTechnology, Inc.*	22
1	Eurand N.V.*	11
3	Exact Sciences Corp.*	18
1	Exactech, Inc.*	18
8	Exelixis, Inc.*	46
40	Express Scripts, Inc.*	2,084
2	Five Star Quality Care, Inc.*	13
21	Forest Laboratories, Inc.*	670
1	Furiex Pharmaceuticals, Inc.*	12
1	Genomic Health, Inc.*	18
1	Genoptix, Inc.*	17
4	Gen-Probe, Inc.*	207
2	Gentiva Health Services, Inc.*	46
19	Genzyme Corp.*	1,353
7	Geron Corp.*	40
61	Gilead Sciences, Inc.*	2,227
2	Greatbatch, Inc.*	44
2	Haemonetics Corp.*	118
5	Halozyme Therapeutics, Inc.*	35
2	Hanger Orthopedic Group, Inc.*	38
3	Hansen Medical, Inc.*	4
18	Health Management Associates, Inc., Class A*	160
7	Health Net, Inc.*	189
7	HealthSouth Corp.*	126
4	Healthspring, Inc.*	107
2	Healthways, Inc.*	19
1	HeartWare International, Inc.*	92
7	Henry Schein, Inc.*	402
5	Hill-Rom Holdings, Inc.	198
1	Hi-Tech Pharmacal Co., Inc.*	24
2	HMS Holdings Corp.*	126
19	Hologic, Inc.*	312
12	Hospira, Inc.*	675
14	Human Genome Sciences, Inc.*	343
12	Humana, Inc.*	672
1	ICU Medical, Inc.*	37
3	Idenix Pharmaceuticals, Inc.*	11
4	IDEXX Laboratories, Inc.*	257
9	Illumina, Inc.*	541
5	Immucor, Inc.*	92
5	Immunogen, Inc.*	42
5	Immunomedics, Inc.*	16
5	Impax Laboratories, Inc.*	90
6	Incyte Corp.*	87
1	Infinity Pharmaceuticals, Inc.*	6
4	Inhibitex, Inc.*	12
6	Inovio Pharmaceuticals, Inc.*	7
4	Inspire Pharmaceuticals, Inc.*	28
3	Insulet Corp.*	41
2	Integra LifeSciences Holdings Corp.*	87
3	InterMune, Inc.*	38
3	Intuitive Surgical, Inc.*	781
2	Invacare Corp.	54
1	IPC The Hospitalist Co., Inc.*	32
1	IRIS International, Inc.*	9
1	Ironwood Pharmaceuticals, Inc.*	11
7	Isis Pharmaceuticals, Inc.*	66
1	Jazz Pharmaceuticals, Inc.*	17
199	Johnson & Johnson	12,248
1	Kendle International, Inc.*	9
1	Kensey Nash Corp.*	27

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Keryx Biopharmaceuticals, Inc.*	$22
3	Kindred Healthcare, Inc.*	48
5	Kinetic Concepts, Inc.*	199
18	King Pharmaceuticals, Inc.*	255
8	Laboratory Corp. of America Holdings*	656
1	Landauer, Inc.	66
1	Lannett Co., Inc.*	6
1	LCA-Vision, Inc.*	5
14	Lexicon Pharmaceuticals, Inc.*	19
1	LHC Group, Inc.*	26
13	Life Technologies Corp.*	647
4	LifePoint Hospitals, Inc.*	145
2	Ligand Pharmaceuticals, Inc., Class B*	13
7	Lincare Holdings, Inc.	180
3	Luminex Corp.*	51
2	Magellan Health Services, Inc.*	97
2	MAKO Surgical Corp.*	23
5	MannKind Corp.*	31
1	MAP Pharmaceuticals, Inc.*	14
2	Martek Biosciences Corp.*	44
4	Masimo Corp.	123
2	Maxygen, Inc.*	13
20	McKesson Corp.	1,278
3	MedAssets, Inc.*	56
1	MedCath Corp.*	13
31	Medco Health Solutions, Inc.*	1,901
1	Medical Action Industries, Inc.*	8
4	Medicines Co. (The)*	53
4	Medicis Pharmaceutical Corp., Class A	105
1	Medidata Solutions, Inc.*	20
2	Medivation, Inc.*	23
3	MEDNAX, Inc.*	184
1	MedQuist, Inc.	9
80	Medtronic, Inc.	2,682
2	MELA Sciences, Inc.*	7
225	Merck & Co., Inc.	7,756
4	Merge Healthcare, Inc.*	15
3	Meridian Bioscience, Inc.	67
2	Merit Medical Systems, Inc.*	30
2	Metabolix, Inc.*	20
3	Metropolitan Health Networks, Inc.*	13
2	Mettler-Toledo International, Inc.*	290
6	Micromet, Inc.*	44
1	Molina Healthcare, Inc.*	25
3	Momenta Pharmaceuticals, Inc.*	46
1	MWI Veterinary Supply, Inc.*	61
22	Mylan, Inc.*	430
7	Myriad Genetics, Inc.*	151
3	Nabi Biopharmaceuticals*	16
1	Nanosphere, Inc.*	5
1	National Healthcare Corp.	43
2	Natus Medical, Inc.*	26
7	Nektar Therapeutics*	89
2	Neogen Corp.*	74
2	NeoStem, Inc.*	3
3	Neuralstem, Inc.*	6
4	Neurocrine Biosciences, Inc.*	29
1	NeurogesX, Inc.*	5
7	Novavax, Inc.*	16
5	NPS Pharmaceuticals, Inc.*	31
3	NuVasive, Inc.*	70
2	NxStage Medical, Inc.*	43
1	Nymox Pharmaceutical Corp.*	4
1	Obagi Medical Products, Inc.*	11
1	Omeros Corp.*	8
9	Omnicare, Inc.	208
2	Omnicell, Inc.*	27
5	Onyx Pharmaceuticals, Inc.*	147
6	Opko Health, Inc.*	18
2	Optimer Pharmaceuticals, Inc.*	19
3	OraSure Technologies, Inc.*	16
2	Orexigen Therapeutics, Inc.*	10
1	Orthofix International N.V.*	27
5	Orthovita, Inc.*	10
1	Osiris Therapeutics, Inc.*	7
5	Owens & Minor, Inc.	141
3	Pain Therapeutics, Inc.*	24
1	Palomar Medical Technologies, Inc.*	12
3	Par Pharmaceutical Cos., Inc.*	108
4	Parexel International Corp.*	70
7	Patterson Cos., Inc.	208
1	PDI, Inc.*	9
10	PDL BioPharma, Inc.	58
4	Peregrine Pharmaceuticals, Inc.*	6
9	PerkinElmer, Inc.	210
6	Perrigo Co.	361
583	Pfizer, Inc.	9,497
8	Pharmaceutical Product Development, Inc.	199
3	Pharmacyclics, Inc.*	16
2	Pharmasset, Inc.*	87
2	PharMerica Corp.*	22
2	Pozen, Inc.*	13
2	Progenics Pharmaceuticals, Inc.*	10
1	Prospect Medical Holdings, Inc.*	8
1	Providence Service Corp. (The)*	17
4	PSS World Medical, Inc.*	82
3	Pure Bioscience*	6
1	Quality Systems, Inc.	65
10	Quest Diagnostics, Inc.	493
4	Questcor Pharmaceuticals, Inc.*	57
2	Quidel Corp.*	26
5	Regeneron Pharmaceuticals, Inc.*	144
2	RehabCare Group, Inc.*	40
2	Res-Care, Inc.*	26
11	ResMed, Inc.*	351
4	Rigel Pharmaceuticals, Inc.*	32
1	Rochester Medical Corp.*	11
4	RTI Biologics, Inc.*	11
1	Rural/Metro Corp.*	11
4	Salix Pharmaceuticals Ltd.*	179
3	Sangamo Biosciences, Inc.*	14
4	Santarus, Inc.*	11
5	Savient Pharmaceuticals, Inc.*	59
3	Sciclone Pharmaceuticals, Inc.*	11
6	Seattle Genetics, Inc.*	91
4	Select Medical Holdings Corp.*	25
5	Sequenom, Inc.*	34
2	SIGA Technologies, Inc.*	25
2	Sirona Dental Systems, Inc.*	76
1	Skilled Healthcare Group, Inc., Class A*	6
4	Solta Medical, Inc.*	8
2	Somaxon Pharmaceuticals, Inc.*	5
1	SonoSite, Inc.*	30
2	Spectranetics Corp. (The)*	10
4	Spectrum Pharmaceuticals, Inc.*	18
24	St. Jude Medical, Inc.*	941
3	Staar Surgical Co.*	16
9	StemCells, Inc.*	10
2	Stereotaxis, Inc.*	7

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	STERIS Corp.	$138
23	Stryker Corp.	1,152
1	Sucampo Pharmaceuticals, Inc., Class A*	3
2	Sun Healthcare Group, Inc.*	16
4	Sunrise Senior Living, Inc.*	15
4	SuperGen, Inc.*	11
1	SurModics, Inc.*	9
4	SXC Health Solutions Corp.*	153
3	Symmetry Medical, Inc.*	25
3	Syneron Medical Ltd.*	29
1	Synovis Life Technologies, Inc.*	16
2	Synta Pharmaceuticals Corp.*	9
4	Talecris Biotherapeutics Holdings Corp.*	87
2	Targacept, Inc.*	42
1	Team Health Holdings, Inc.*	14
3	Techne Corp.	180
3	Teleflex, Inc.	150
35	Tenet Healthcare Corp.*	143
5	Theravance, Inc.*	125
30	Thermo Fisher Scientific, Inc.*	1,526
4	Thoratec Corp.*	102
3	TomoTherapy, Inc.*	11
1	Transcend Services, Inc.*	16
1	Triple-S Management Corp., Class B*	19
1	U.S. Physical Therapy, Inc.*	19
3	Unilife Corp.*	16
4	United Therapeutics Corp.*	252
82	UnitedHealth Group, Inc.	2,995
2	Universal American Corp.	30
6	Universal Health Services, Inc., Class B	247
2	Vanda Pharmaceuticals, Inc.*	16
9	Varian Medical Systems, Inc.*	592
1	Vascular Solutions, Inc.*	11
6	VCA Antech, Inc.*	131
15	Vertex Pharmaceuticals, Inc.*	497
5	Vical, Inc.*	10
6	ViroPharma, Inc.*	93
1	Vital Images, Inc.*	13
6	Vivus, Inc.*	39
4	Volcano Corp.*	106
7	Warner Chilcott plc, Class A	133
7	Waters Corp.*	538
8	Watson Pharmaceuticals, Inc.*	390
3	WellCare Health Plans, Inc.*	84
29	WellPoint, Inc.*	1,616
2	West Pharmaceutical Services, Inc.	76
3	Wright Medical Group, Inc.*	40
2	XenoPort, Inc.*	16
5	Zalicus, Inc.*	6
15	Zimmer Holdings, Inc.*	739
4	ZIOPHARM Oncology, Inc.*	16
2	Zoll Medical Corp.*	67
		109,064
	Industrials - 1.6%

1	3D Systems Corp.*	28
52	3M Co.	4,367
3	A. O. Smith Corp.	118
5	A123 Systems, Inc.*	38
1	AAON, Inc.	26
3	AAR Corp.*	74
4	ABM Industries, Inc.	92
2	Acacia Research - Acacia Technologies*	55
4	ACCO Brands Corp.*	28
2	Aceto Corp.	15
5	Actuant Corp., Class A	118
3	Acuity Brands, Inc.	162
2	Administaff, Inc.	57
4	Advanced Battery Technologies, Inc.*	15
1	Advisory Board Co. (The)*	47
7	Aecom Technology Corp.*	180
1	Aerovironment, Inc.*	25
7	AGCO Corp.*	316
4	Air Transport Services Group, Inc.*	30
4	Aircastle Ltd.	38
10	AirTran Holdings, Inc.*	74
3	Alaska Air Group, Inc.*	165
2	Albany International Corp., Class A	42
3	Alexander & Baldwin, Inc.	105
1	Allegiant Travel Co.	50
2	Alliant Techsystems, Inc.*	148
2	Altra Holdings, Inc.*	34
1	Amerco, Inc.*	97
1	Ameresco, Inc., Class A*	13
1	American Commercial Lines, Inc.*	33
1	American Railcar Industries, Inc.*	15
3	American Reprographics Co.*	21
1	American Science & Engineering, Inc.	81
3	American Superconductor Corp.*	100
1	American Woodmark Corp.	21
1	Ameron International Corp.	71
8	AMETEK, Inc.	473
1	Ampco-Pittsburgh Corp.	26
24	AMR Corp.*	205
2	APAC Customer Services, Inc.*	12
2	Apogee Enterprises, Inc.	22
6	Applied Energetics, Inc.*	5
3	Applied Industrial Technologies, Inc.	90
1	Applied Signal Technology, Inc.	33
1	Argan, Inc.*	9
2	Arkansas Best Corp.	49
1	Armstrong World Industries, Inc.*	48
7	ArvinMeritor, Inc.*	125
1	Astec Industries, Inc.*	30
1	Astronics Corp.*	21
2	Atlas Air Worldwide Holdings, Inc.*	109
8	Avery Dennison Corp.	300
7	Avis Budget Group, Inc.*	93
1	AZZ, Inc.	37
8	Babcock & Wilcox Co.*	194
1	Badger Meter, Inc.	42
3	Baldor Electric Co.	190
1	Baltic Trading Ltd.	12
4	Barnes Group, Inc.	76
1	Barrett Business Services, Inc.	15
7	BE Aerospace, Inc.*	249
3	Beacon Roofing Supply, Inc.*	52
3	Belden, Inc.	100
3	Blount International, Inc.*	46
1	BlueLinx Holdings, Inc.*	4
55	Boeing Co. (The)	3,507
4	Brady Corp., Class A	124
4	Briggs & Stratton Corp.	70
3	Brink’s Co. (The)	74
7	Broadwind Energy, Inc.*	13
5	Bucyrus International, Inc.	446
3	Builders FirstSource, Inc.*	5
12	C.H. Robinson Worldwide, Inc.	885
1	CAI International, Inc.*	20

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Capstone Turbine Corp.*	$13
4	Carlisle Cos., Inc.	146
1	Cascade Corp.	37
2	Casella Waste Systems, Inc., Class A*	9
45	Caterpillar, Inc.	3,807
3	CBIZ, Inc.*	18
1	CDI Corp.	17
1	Celadon Group, Inc.*	13
4	Cenveo, Inc.*	20
2	Ceradyne, Inc.*	53
2	Chart Industries, Inc.*	63
7	Chicago Bridge & Iron Co. N.V. (NY Shares)*	198
10	Cintas Corp.	267
1	CIRCOR International, Inc.	40
4	CLARCOR, Inc.	163
2	Clean Harbors, Inc.*	148
2	CNH Global N.V.*	83
1	Coleman Cable, Inc.*	6
2	Colfax Corp.*	34
1	Columbus McKinnon Corp.*	16
3	Comfort Systems USA, Inc.	33
2	Commercial Vehicle Group, Inc.*	28
1	Consolidated Graphics, Inc.*	48
4	Con-way, Inc.	135
12	Cooper Industries plc	654
2	Copa Holdings S.A., Class A	112
5	Copart, Inc.*	177
2	Corporate Executive Board Co. (The)	69
8	Corrections Corp. of America*	193
1	CoStar Group, Inc.*	53
1	Courier Corp.	14
9	Covanta Holding Corp.	141
1	CRA International, Inc.*	22
4	Crane Co.	150
28	CSX Corp.	1,703
1	Cubic Corp.	46
15	Cummins, Inc.	1,457
3	Curtiss-Wright Corp.	93
38	Danaher Corp.	1,644
31	Deere & Co.	2,316
57	Delta Air Lines, Inc.*	780
4	Deluxe Corp.	85
2	DigitalGlobe, Inc.*	59
2	Dolan Co. (The)*	27
2	Dollar Thrifty Automotive Group, Inc.*	92
6	Donaldson Co., Inc.	326
1	Douglas Dynamics, Inc.	15
14	Dover Corp.	767
1	Ducommun, Inc.	22
4	Dun & Bradstreet Corp.	301
1	DXP Enterprises, Inc.*	22
3	Dycom Industries, Inc.*	40
1	Dynamex, Inc.*	24
1	Dynamic Materials Corp.	16
4	Eagle Bulk Shipping, Inc.*	20
12	Eaton Corp.	1,157
5	EMCOR Group, Inc.*	134
54	Emerson Electric Co.	2,974
1	Encore Wire Corp.	23
4	Ener1, Inc.*	17
3	Energy Recovery, Inc.*	10
6	EnergySolutions, Inc.	30
1	EnerNOC, Inc.*	25
3	EnerSys*	91
2	Ennis, Inc.	34
1	EnPro Industries, Inc.*	37
9	Equifax, Inc.	311
2	ESCO Technologies, Inc.	70
2	Esterline Technologies Corp.*	118
3	Excel Maritime Carriers Ltd.*	17
15	Expeditors International of Washington, Inc.	793
1	Exponent, Inc.*	35
10	Fastenal Co.	535
5	Federal Signal Corp.	32
23	FedEx Corp.	2,096
3	Flow International Corp.*	10
4	Flowserve Corp.	422
13	Fluor Corp.	752
5	Force Protection, Inc.*	26
2	Forward Air Corp.	55
1	Franklin Covey Co.*	8
2	Franklin Electric Co., Inc.	78
1	FreightCar America, Inc.	25
3	FTI Consulting, Inc.*	107
1	Fuel Tech, Inc.*	7
7	FuelCell Energy, Inc.*	8
3	Furmanite Corp.*	20
1	G&K Services, Inc., Class A	28
4	Gardner Denver, Inc.	262
3	GATX Corp.	100
2	Genco Shipping & Trading Ltd.*	29
4	GenCorp, Inc.*	20
1	Generac Holdings, Inc.*	15
4	General Cable Corp.*	131
25	General Dynamics Corp.	1,652
772	General Electric Co.	12,221
3	Genesee & Wyoming, Inc., Class A*	142
4	Geo Group, Inc. (The)*	96
2	GeoEye, Inc.*	80
2	Gibraltar Industries, Inc.*	20
9	Goodrich Corp.	772
1	Gorman-Rupp Co. (The)	30
1	GP Strategies Corp.*	9
4	Graco, Inc.	144
9	GrafTech International Ltd.*	176
1	Graham Corp.	16
3	Granite Construction, Inc.	76
4	Great Lakes Dredge & Dock Corp.	31
1	Greenbrier Cos., Inc.*	19
3	Griffon Corp.*	36
2	H&E Equipment Services, Inc.*	20
6	Harsco Corp.	144
4	Hawaiian Holdings, Inc.*	32
5	Healthcare Services Group, Inc.	72
4	Heartland Express, Inc.	62
2	HEICO Corp.	105
1	Heidrick & Struggles International, Inc.	21
1	Herley Industries, Inc.*	16
4	Herman Miller, Inc.	86
14	Hertz Global Holdings, Inc.*	172
7	Hexcel Corp.*	120
1	Higher One Holdings, Inc.*	20
2	Hill International, Inc.*	10
3	HNI Corp.	80
1	Hoku Corp.*	3
55	Honeywell International, Inc.	2,734
2	Horizon Lines, Inc., Class A	7
1	Houston Wire & Cable Co.	11
3	HUB Group, Inc., Class A*	98
4	Hubbell, Inc., Class B	226

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Hudson Highland Group, Inc.*	$8
2	Huron Consulting Group, Inc.*	45
1	ICF International, Inc.*	24
6	IDEX Corp.	225
4	IHS, Inc., Class A*	289
2	II-VI, Inc.*	82
32	Illinois Tool Works, Inc.	1,524
23	Ingersoll-Rand plc	943
2	InnerWorkings, Inc.*	12
3	Insituform Technologies, Inc., Class A*	66
1	Insteel Industries, Inc.	10
4	Interface, Inc., Class A	58
2	Interline Brands, Inc.*	41
13	Iron Mountain, Inc.	289
13	ITT Corp.	598
7	J.B. Hunt Transport Services, Inc.	256
9	Jacobs Engineering Group, Inc.*	347
18	JetBlue Airways Corp.*	122
2	John Bean Technologies Corp.	37
7	Joy Global, Inc.	534
1	Kadant, Inc.*	19
2	Kaman Corp.	56
7	Kansas City Southern*	331
2	KAR Auction Services, Inc.*	24
2	Kaydon Corp.	70
12	KBR, Inc.	325
2	Kelly Services, Inc., Class A*	36
6	Kennametal, Inc.	203
2	Kforce, Inc.*	30
2	Kimball International, Inc., Class B	12
4	Kirby Corp.*	179
4	Knight Transportation, Inc.	77
3	Knoll, Inc.	46
3	Korn/Ferry International*	52
1	Kratos Defense & Security Solutions, Inc.*	11
1	L.B. Foster Co., Class A*	35
8	L-3 Communications Holdings, Inc.	563
1	LaBarge, Inc.*	14
1	Ladish Co., Inc.*	47
4	Landstar System, Inc.	144
1	Layne Christensen Co.*	33
2	LECG Corp.*	2
3	Lennox International, Inc.	132
3	Lincoln Electric Holdings, Inc.	185
1	Lindsay Corp.	59
1	LMI Aerospace, Inc.*	16
22	Lockheed Martin Corp.	1,497
1	LSI Industries, Inc.	9
1	Lydall, Inc.*	7
1	M&F Worldwide Corp.*	24
9	Manitowoc Co., Inc. (The)*	99
6	Manpower, Inc.	338
1	Marten Transport Ltd.	22
26	Masco Corp.	284
4	MasTec, Inc.*	57
2	McGrath RentCorp	56
3	Metalico, Inc.*	13
1	Met-Pro Corp.	11
1	Michael Baker Corp.*	32
1	Middleby Corp.*	80
1	Miller Industries, Inc.	14
2	Mine Safety Appliances Co.	58
1	Mistras Group, Inc.*	12
3	Mobile Mini, Inc.*	54
3	Moog, Inc., Class A*	111
3	MSC Industrial Direct Co., Class A	180
3	Mueller Industries, Inc.	91
11	Mueller Water Products, Inc., Class A	39
1	Multi-Color Corp.	20
1	MYR Group, Inc.*	16
4	Navigant Consulting, Inc.*	33
5	Navistar International Corp.*	256
1	NCI Building Systems, Inc.*	10
2	Nordson Corp.	159
27	Norfolk Southern Corp.	1,625
22	Northrop Grumman Corp.	1,357
1	Northwest Pipe Co.*	22
3	Old Dominion Freight Line, Inc.*	87
3	On Assignment, Inc.*	21
4	Orbital Sciences Corp.*	65
2	Orion Marine Group, Inc.*	27
6	Oshkosh Corp.*	172
8	Owens Corning*	210
26	PACCAR, Inc.	1,400
3	Pacer International, Inc.*	17
8	Pall Corp.	362
12	Parker Hannifin Corp.	963
1	Park-Ohio Holdings Corp.*	19
7	Pentair, Inc.	230
1	PGT, Inc.*	2
1	Pike Electric Corp.*	7
1	Pinnacle Airlines Corp.*	8
15	Pitney Bowes, Inc.	329
1	PMFG, Inc.*	15
2	Polypore International, Inc.*	64
1	Powell Industries, Inc.*	35
1	PowerSecure International, Inc.*	9
10	Precision Castparts Corp.	1,381
2	Primoris Services Corp.	18
1	Quality Distribution, Inc.*	7
3	Quanex Building Products Corp.	50
15	Quanta Services, Inc.*	264
15	R.R. Donnelley & Sons Co.	236
2	RailAmerica, Inc.*	25
1	Raven Industries, Inc.	44
28	Raytheon Co.	1,295
2	RBC Bearings, Inc.*	74
3	Regal-Beloit Corp.	183
2	Republic Airways Holdings, Inc.*	16
23	Republic Services, Inc.	647
3	Resources Connection, Inc.	50
1	Roadrunner Transportation Systems, Inc.*	13
2	Robbins & Myers, Inc.	62
11	Robert Half International, Inc.	305
10	Rockwell Automation, Inc.	661
11	Rockwell Collins, Inc.	617
3	Rollins, Inc.	81
7	Roper Industries, Inc.	507
4	RSC Holdings, Inc.*	31
2	Rush Enterprises, Inc., Class A*	35
4	Ryder System, Inc.	172
1	Saia, Inc.*	15
8	Satcon Technology Corp.*	28
1	Sauer-Danfoss, Inc.*	30
1	Schawk, Inc.	18
1	School Specialty, Inc.*	13
4	SFN Group, Inc.*	34
6	Shaw Group, Inc. (The)*	192
3	Simpson Manufacturing Co., Inc.	78
4	Skywest, Inc.	65
4	Snap-On, Inc.	212

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
54	Southwest Airlines Co.	$719
8	Spirit Aerosystems Holdings, Inc., Class A*	156
4	SPX Corp.	263
1	Standard Parking Corp.*	18
1	Standard Register Co. (The)	3
1	Standex International Corp.	30
6	Steelcase, Inc., Class A	57
6	Stericycle, Inc.*	443
1	Sterling Construction Co., Inc.*	13
1	Sun Hydraulics Corp.	31
3	SYKES Enterprises, Inc.*	55
1	TAL International Group, Inc.	28
5	Taser International, Inc.*	20
1	Team, Inc.*	20
1	Tecumseh Products Co., Class A*	13
3	Teledyne Technologies, Inc.*	121
1	Tennant Co.	34
8	Terex Corp.*	194
4	Tetra Tech, Inc.*	92
1	Textainer Group Holdings Ltd.	28
20	Textron, Inc.	447
1	Thermadyne Holdings Corp.*	15
4	Thomas & Betts Corp.*	178
6	Timken Co.	261
3	Titan International, Inc.	48
1	Titan Machinery, Inc.*	21
2	Toro Co. (The)	116
3	Towers Watson & Co., Class A	151
4	TransDigm Group, Inc.*	274
2	Tredegar Corp.	37
1	Trex Co., Inc.*	18
1	Trimas Corp.*	20
6	Trinity Industries, Inc.	137
1	Triumph Group, Inc.	84
3	TrueBlue, Inc.*	49
2	Tutor Perini Corp.	38
1	Twin Disc, Inc.	24
37	Tyco International Ltd.	1,402
2	Ultrapetrol (Bahamas) Ltd.*	14
1	Unifirst Corp.	51
37	Union Pacific Corp.	3,334
22	United Continental Holdings, Inc.*	609
52	United Parcel Service, Inc., Class B	3,647
4	United Rentals, Inc.*	78
2	United Stationers, Inc.*	127
67	United Technologies Corp.	5,043
1	Universal Forest Products, Inc.	33
3	UQM Technologies, Inc.*	6
6	URS Corp.*	237
12	US Airways Group, Inc.*	134
1	US Ecology, Inc.	16
1	USA Truck, Inc.*	13
5	USG Corp.*	63
7	UTi Worldwide, Inc.	135
2	Valmont Industries, Inc.	162
7	Verisk Analytics, Inc., Class A*	212
1	Viad Corp.	24
1	Vicor Corp.	17
1	Volt Information Sciences, Inc.*	7
4	W.W. Grainger, Inc.	500
5	Wabash National Corp.*	53
5	WABCO Holdings, Inc.*	248
9	Waste Connections, Inc.	234
35	Waste Management, Inc.	1,199
2	Watsco, Inc.	121
2	Watts Water Technologies, Inc., Class A	65
3	Werner Enterprises, Inc.	65
3	WESCO International, Inc.*	143
3	Westinghouse Air Brake Technologies Corp.	139
4	Woodward Governor Co.	135
1	Xerium Technologies, Inc.*	13
		110,579
	Information Technology - 2.7%

44	Accenture plc, Class A	1,906
2	ACI Worldwide, Inc.*	51
3	Acme Packet, Inc.*	147
38	Activision Blizzard, Inc.	446
3	Actuate Corp.*	17
5	Acxiom Corp.*	85
7	ADC Telecommunications, Inc.*	89
38	Adobe Systems, Inc.*	1,054
4	ADTRAN, Inc.	125
3	Advanced Analogic Technologies, Inc.*	11
3	Advanced Energy Industries, Inc.*	35
43	Advanced Micro Devices, Inc.*	313
1	Advent Software, Inc.*	52
25	Agilent Technologies, Inc.*	876
1	Agilysys, Inc.*	5
13	Akamai Technologies, Inc.*	678
4	Alliance Data Systems Corp.*	252
22	Altera Corp.	772
15	Amdocs Ltd.*	390
2	American Software, Inc., Class A	13
8	Amkor Technology, Inc.*	56
13	Amphenol Corp., Class A	650
5	ANADIGICS, Inc.*	32
22	Analog Devices, Inc.	782
1	Anaren, Inc.*	18
1	Ancestry.com, Inc.*	29
2	Anixter International, Inc.	112
7	ANSYS, Inc.*	340
8	AOL, Inc.*	193
66	Apple, Inc.*	20,536
97	Applied Materials, Inc.	1,206
5	Applied Micro Circuits Corp.*	46
1	Archipelago Learning, Inc.*	9
6	Ariba, Inc.*	121
9	Arris Group, Inc.*	90
9	Arrow Electronics, Inc.*	279
11	Art Technology Group, Inc.*	66
6	Aruba Networks, Inc.*	127
4	Aspen Technology, Inc.*	50
5	Atheros Communications, Inc.*	163
33	Atmel Corp.*	343
2	ATMI, Inc.*	36
17	Autodesk, Inc.*	600
36	Automatic Data Processing, Inc.	1,605
8	Avago Technologies Ltd.*	209
4	Aviat Networks, Inc.*	17
2	Avid Technology, Inc.*	31
11	Avnet, Inc.*	337
3	AVX Corp.	43
8	Axcelis Technologies, Inc.*	20
2	AXT, Inc.*	17
1	Bel Fuse, Inc., Class B	22
5	Benchmark Electronics, Inc.*	80
4	BigBand Networks, Inc.*	12
1	Black Box Corp.	36

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Blackbaud, Inc.	$76
2	Blackboard, Inc.*	83
3	Blue Coat Systems, Inc.*	80
13	BMC Software, Inc.*	577
2	Bottomline Technologies, Inc.*	38
5	Brightpoint, Inc.*	41
36	Broadcom Corp., Class A	1,602
9	Broadridge Financial Solutions, Inc.	185
1	BroadSoft, Inc.*	23
32	Brocade Communications Systems, Inc.*	159
5	Brooks Automation, Inc.*	36
28	CA, Inc.	641
2	Cabot Microelectronics Corp.*	79
2	CACI International, Inc., Class A*	101
20	Cadence Design Systems, Inc.*	157
1	Calix, Inc.*	13
1	Cass Information Systems, Inc.	35
3	Cavium Networks, Inc.*	110
2	CDC Corp., Class A*	8
2	CEVA, Inc.*	46
3	Checkpoint Systems, Inc.*	54
5	Ciber, Inc.*	17
7	Ciena Corp.*	106
5	Cirrus Logic, Inc.*	76
413	Cisco Systems, Inc.*	7,913
13	Citrix Systems, Inc.*	863
4	Cogent, Inc.*	42
3	Cognex Corp.	84
22	Cognizant Technology Solutions Corp., Class A*	1,430
2	Coherent, Inc.*	83
2	Cohu, Inc.	29
7	CommScope, Inc.*	221
3	CommVault Systems, Inc.*	87
2	Compellent Technologies, Inc.*	52
11	Computer Sciences Corp.	491
1	Computer Task Group, Inc.*	10
16	Compuware Corp.*	165
2	comScore, Inc.*	44
2	Comtech Telecommunications Corp.	59
2	Comverge, Inc.*	13
3	Concur Technologies, Inc.*	154
6	Conexant Systems, Inc.*	8
2	Constant Contact, Inc.*	51
7	Convergys Corp.*	90
8	CoreLogic, Inc.	146
113	Corning, Inc.	1,996
1	CPI International, Inc.*	19
3	Cray, Inc.*	21
8	Cree, Inc.*	521
2	CSG Systems International, Inc.*	38
2	CTS Corp.	21
2	Cymer, Inc.*	76
12	Cypress Semiconductor Corp.*	188
2	Daktronics, Inc.	27
1	DDi Corp.	11
3	DealerTrack Holdings, Inc.*	57
123	Dell, Inc.*	1,626
1	Deltek, Inc.*	7
1	DemandTec, Inc.*	10
2	DG FastChannel, Inc.*	50
1	Dice Holdings, Inc.*	11
5	Diebold, Inc.	157
2	Digi International, Inc.*	19
3	Digital River, Inc.*	110
2	Diodes, Inc.*	49
4	Dolby Laboratories, Inc., Class A*	253
2	DSP Group, Inc.*	15
3	DST Systems, Inc.	129
1	DTS, Inc.*	47
8	Earthlink, Inc.	72
83	eBay, Inc.*	2,418
2	Ebix, Inc.*	42
2	Echelon Corp.*	19
1	Echo Global Logistics, Inc.*	11
3	EchoStar Corp., Class A*	61
1	Electro Rent Corp.	15
2	Electro Scientific Industries, Inc.*	30
24	Electronic Arts, Inc.*	358
3	Electronics for Imaging, Inc.*	39
149	EMC Corp.*	3,202
1	EMS Technologies, Inc.*	19
6	Emulex Corp.*	68
4	Energy Conversion Devices, Inc.*	18
9	Entegris, Inc.*	59
5	Entropic Communications, Inc.*	45
1	Envestnet, Inc.*	15
4	Epicor Software Corp.*	37
2	EPIQ Systems, Inc.	26
3	Equinix, Inc.*	233
4	Euronet Worldwide, Inc.*	65
14	Evergreen Solar, Inc.*	11
3	Exar Corp.*	20
1	ExlService Holdings, Inc.*	21
7	Extreme Networks*	21
6	F5 Networks, Inc.*	791
1	Fabrinet*	17
3	Factset Research Systems, Inc.	266
3	Fair Isaac Corp.	70
9	Fairchild Semiconductor International, Inc.*	126
2	FalconStor Software, Inc.*	5
1	FARO Technologies, Inc.*	26
3	FEI Co.*	71
19	Fidelity National Information Services, Inc.	511
5	Finisar Corp.*	96
4	First Solar, Inc.*	491
11	Fiserv, Inc.*	608
11	FLIR Systems, Inc.*	295
4	Formfactor, Inc.*	37
1	Forrester Research, Inc.*	35
3	Fortinet, Inc.*	96
3	FSI International, Inc.*	11
5	Gartner, Inc.*	161
5	Genpact Ltd.*	70
2	Gerber Scientific, Inc.*	14
4	Global Cash Access Holdings, Inc.*	9
6	Global Payments, Inc.	249
2	Globecomm Systems, Inc.*	17
18	Google, Inc., Class A*	10,003
5	GSI Commerce, Inc.*	119
1	GSI Technology, Inc.*	7
5	GT Solar International, Inc.*	33
1	Guidance Software, Inc.*	6
2	Hackett Group, Inc. (The)*	7
7	Harmonic, Inc.*	47
9	Harris Corp.	398
3	Heartland Payment Systems, Inc.	47
170	Hewlett-Packard Co.	7,128
2	Hittite Microwave Corp.*	115
1	Hughes Communications, Inc.*	40
2	Hutchinson Technology, Inc.*	6

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Hypercom Corp.*	$22
6	IAC/InterActiveCorp*	169
2	iGate Corp.	40
2	Ikanos Communications, Inc.*	2
2	Imation Corp.*	19
2	Immersion Corp.*	11
6	Infinera Corp.*	49
7	Informatica Corp.*	289
3	Infospace, Inc.*	23
11	Ingram Micro, Inc., Class A*	196
3	Insight Enterprises, Inc.*	38
1	Integral Systems, Inc.*	9
12	Integrated Device Technology, Inc.*	77
2	Integrated Silicon Solution, Inc.*	16
402	Intel Corp.	8,490
1	Interactive Intelligence, Inc.*	27
3	InterDigital, Inc.*	99
4	Intermec, Inc.*	45
4	Internap Network Services Corp.*	21
93	International Business Machines Corp.	13,156
5	International Rectifier Corp.*	142
2	Internet Brands, Inc., Class A*	27
3	Internet Capital Group, Inc.*	37
9	Intersil Corp., Class A	115
2	Intevac, Inc.*	27
1	IntraLinks Holdings, Inc.*	21
20	Intuit, Inc.*	898
2	IPG Photonics Corp.*	57
2	Isilon Systems, Inc.*	68
3	Itron, Inc.*	170
2	Ixia*	32
2	IXYS Corp.*	22
3	j2 Global Communications, Inc.*	80
13	Jabil Circuit, Inc.	196
6	Jack Henry & Associates, Inc.	164
3	JDA Software Group, Inc.*	79
16	JDS Uniphase Corp.*	190
38	Juniper Networks, Inc.*	1,293
1	Keithley Instruments, Inc.	22
2	Kenexa Corp.*	37
1	Keynote Systems, Inc.	12
1	KIT Digital, Inc.*	14
12	KLA-Tencor Corp.	440
2	Knot, Inc. (The)*	19
5	Kopin Corp.*	20
5	Kulicke & Soffa Industries, Inc.*	33
1	KVH Industries, Inc.*	13
6	L-1 Identity Solutions, Inc.*	71
9	Lam Research Corp.*	408
8	Lattice Semiconductor Corp.*	36
10	Lawson Software, Inc.*	86
7	Lender Processing Services, Inc.	215
6	Lexmark International, Inc., Class A*	217
3	Limelight Networks, Inc.*	21
16	Linear Technology Corp.	522
4	Lionbridge Technologies, Inc.*	13
1	Liquidity Services, Inc.*	15
2	Littelfuse, Inc.	93
3	LivePerson, Inc.*	29
1	Local.com Corp.*	4
1	LogMeIn, Inc.*	44
1	LoopNet, Inc.*	11
1	Loral Space & Communications, Inc.*	73
47	LSI Corp.*	270
4	LTX-Credence Corp.*	32
4	Magma Design Automation, Inc.*	17
2	Manhattan Associates, Inc.*	62
2	Mantech International Corp., Class A*	80
1	Marchex, Inc., Class B	7
39	Marvell Technology Group Ltd.*	752
7	Mastercard, Inc., Class A	1,659
4	Mattson Technology, Inc.*	11
22	Maxim Integrated Products, Inc.	512
1	MAXIMUS, Inc.	61
1	MaxLinear, Inc., Class A*	11
2	Maxwell Technologies, Inc.*	32
11	McAfee, Inc.*	515
1	Measurement Specialties, Inc.*	26
16	MEMC Electronic Materials, Inc.*	185
8	Mentor Graphics Corp.*	90
2	Mercury Computer Systems, Inc.*	36
3	Methode Electronics, Inc.	31
4	Micrel, Inc.	50
13	Microchip Technology, Inc.	437
62	Micron Technology, Inc.*	450
6	MICROS Systems, Inc.*	262
6	Microsemi Corp.*	133
554	Microsoft Corp.	13,966
1	MicroStrategy, Inc., Class A*	87
4	Microtune, Inc.*	12
6	Microvision, Inc.*	8
2	Mindspeed Technologies, Inc.*	12
3	MIPS Technologies, Inc.*	41
4	MKS Instruments, Inc.*	81
3	ModusLink Global Solutions, Inc.*	20
10	Molex, Inc.	208
6	MoneyGram International, Inc.*	15
2	Monolithic Power Systems, Inc.*	32
2	Monotype Imaging Holdings, Inc.*	22
9	Monster Worldwide, Inc.*	203
2	MoSys, Inc.*	8
168	Motorola, Inc.*	1,287
11	Move, Inc.*	28
1	MTS Systems Corp.	38
1	Multi-Fineline Electronix, Inc.*	23
1	Nanometrics, Inc.*	12
4	National Instruments Corp.	136
17	National Semiconductor Corp.	227
12	NCR Corp.*	173
25	NetApp, Inc.*	1,273
3	Netgear, Inc.*	95
5	Netlogic Microsystems, Inc.*	156
2	Netscout Systems, Inc.*	44
1	NetSuite, Inc.*	25
3	Network Engines, Inc.*	5
2	Network Equipment Technologies, Inc.*	8
5	NeuStar, Inc., Class A*	129
3	Newport Corp.*	44
4	NIC, Inc.	33
2	Novatel Wireless, Inc.*	20
25	Novell, Inc.*	149
7	Novellus Systems, Inc.*	211
16	Nuance Communications, Inc.*	283
41	NVIDIA Corp.*	558
1	Occam Networks, Inc.*	7
4	Oclaro, Inc.*	39
4	Omnivision Technologies, Inc.*	113
31	ON Semiconductor Corp.*	253
2	Online Resources Corp.*	9
1	OpenTable, Inc.*	73
6	Openwave Systems, Inc.*	14

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Oplink Communications, Inc.*	$17
1	Opnet Technologies, Inc.	24
3	Opnext, Inc.*	4
275	Oracle Corp.	7,436
1	OSI Systems, Inc.*	35
8	Parametric Technology Corp.*	171
1	Park Electrochemical Corp.	27
23	Paychex, Inc.	656
1	PC Connection, Inc.*	9
1	PC-Tel, Inc.*	6
2	PDF Solutions, Inc.*	8
1	Pegasystems, Inc.	31
2	Perficient, Inc.*	23
2	Pericom Semiconductor Corp.*	20
4	Photronics, Inc.*	26
3	Plantronics, Inc.	107
3	Plexus Corp.*	81
3	PLX Technology, Inc.*	10
17	PMC-Sierra, Inc.*	123
6	Polycom, Inc.*	222
2	Power Integrations, Inc.	81
5	Power-One, Inc.*	47
10	Powerwave Technologies, Inc.*	21
2	Presstek, Inc.*	4
3	Progress Software Corp.*	116
1	PROS Holdings, Inc.*	10
3	Pulse Electronics Corp.	12
1	QAD, Inc.*	5
1	QLIK Technologies, Inc.*	24
8	QLogic Corp.*	143
119	QUALCOMM, Inc.	5,562
15	Quantum Corp.*	54
4	Quest Software, Inc.*	101
1	QuinStreet, Inc.*	20
7	Rackspace Hosting, Inc.*	204
2	Radiant Systems, Inc.*	36
2	Radisys Corp.*	18
8	Rambus, Inc.*	160
1	RealD, Inc.*	28
6	RealNetworks, Inc.*	21
1	RealPage, Inc.*	27
14	Red Hat, Inc.*	609
1	Renaissance Learning, Inc.	12
19	RF Micro Devices, Inc.*	133
1	Richardson Electronics Ltd.	11
2	RightNow Technologies, Inc.*	51
1	Rimage Corp.*	15
10	Riverbed Technology, Inc.*	339
2	Rofin-Sinar Technologies, Inc.*	57
1	Rogers Corp.*	33
1	Rosetta Stone, Inc.*	21
7	Rovi Corp.*	386
1	Rubicon Technology, Inc.*	22
2	Rudolph Technologies, Inc.*	15
4	S1 Corp.*	25
2	Saba Software, Inc.*	12
22	SAIC, Inc.*	337
8	Salesforce.com, Inc.*	1,114
17	SanDisk Corp.*	758
6	Sanmina-SCI Corp.*	63
7	Sapient Corp.	84
3	SAVVIS, Inc.*	75
2	ScanSource, Inc.*	58
2	Seachange International, Inc.*	16
35	Seagate Technology plc*	469
4	Semtech Corp.*	94
3	ShoreTel, Inc.*	21
2	Sigma Designs, Inc.*	24
2	Silicon Graphics International Corp.*	15
6	Silicon Image, Inc.*	46
3	Silicon Laboratories, Inc.*	127
13	Skyworks Solutions, Inc.*	331
4	SMART Modular Technologies (WWH), Inc.*	22
2	Smith Micro Software, Inc.*	30
3	SolarWinds, Inc.*	54
5	Solera Holdings, Inc.	240
3	Sonic Solutions, Inc.*	30
15	Sonus Networks, Inc.*	40
2	Sourcefire, Inc.*	54
1	Spansion, Inc., Class A*	20
1	Spectrum Control, Inc.*	15
3	SRA International, Inc., Class A*	59
1	SRS Labs, Inc.*	9
1	SS&C Technologies Holdings, Inc.*	19
1	Stamps.com, Inc.	13
2	Standard Microsystems Corp.*	55
3	STEC, Inc.*	51
1	Stratasys, Inc.*	34
5	SuccessFactors, Inc.*	151
7	SunPower Corp., Class A*	82
2	Super Micro Computer, Inc.*	21
1	Supertex, Inc.*	25
3	Support.com, Inc.*	19
1	Sycamore Networks, Inc.	30
58	Symantec Corp.*	974
3	Symmetricom, Inc.*	20
2	Synaptics, Inc.*	57
1	Synchronoss Technologies, Inc.*	26
2	SYNNEX Corp.*	57
11	Synopsys, Inc.*	283
1	Syntel, Inc.	48
5	Take-Two Interactive Software, Inc.*	55
3	Taleo Corp., Class A*	92
3	Tech Data Corp.*	132
1	TechTarget, Inc.*	6
5	Tekelec*	62
3	TeleCommunication Systems, Inc., Class A*	14
1	TeleNav, Inc.*	7
2	TeleTech Holdings, Inc.*	38
28	Tellabs, Inc.	177
12	Teradata Corp.*	493
13	Teradyne, Inc.*	154
4	Terremark Worldwide, Inc.*	48
4	Tessera Technologies, Inc.*	80
88	Texas Instruments, Inc.	2,798
5	THQ, Inc.*	26
12	TIBCO Software, Inc.*	236
1	Tier Technologies, Inc.*	5
8	TiVo, Inc.*	66
2	TNS, Inc.*	38
12	Total System Services, Inc.	181
5	Trident Microsystems, Inc.*	9
9	Trimble Navigation Ltd.*	335
11	TriQuint Semiconductor, Inc.*	131
6	TTM Technologies, Inc.*	80
2	Tyler Technologies, Inc.*	41
2	Ultimate Software Group, Inc.*	88
2	Ultra Clean Holdings*	16
2	Ultratech, Inc.*	37
3	Unisys Corp.*	68
6	United Online, Inc.	38
2	Universal Display Corp.*	50

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	UTStarcom, Inc.*	$17
6	ValueClick, Inc.*	93
5	Varian Semiconductor Equipment Associates, Inc.*	158
2	VASCO Data Security International, Inc.*	17
3	Veeco Instruments, Inc.*	132
6	VeriFone Systems, Inc.*	209
13	VeriSign, Inc.*	446
2	Viasat, Inc.*	83
3	VirnetX Holding Corp.	42
1	Virtusa Corp.*	14
34	Visa, Inc., Class A	2,511
12	Vishay Intertechnology, Inc.*	171
1	Vishay Precision Group, Inc.*	17
3	Vistaprint N.V.*	121
5	VMware, Inc., Class A*	408
1	Vocus, Inc.*	24
2	Volterra Semiconductor Corp.*	45
6	Wave Systems Corp., Class A*	16
4	WebMD Health Corp.*	205
3	Websense, Inc.*	62
17	Western Digital Corp.*	570
49	Western Union Co. (The)	864
3	Wright Express Corp.*	129
100	Xerox Corp.	1,146
19	Xilinx, Inc.	515
2	X-Rite, Inc.*	8
2	Xyratex Ltd.*	31
100	Yahoo!, Inc.*	1,577
4	Zebra Technologies Corp., Class A*	146
4	Zix Corp.*	15
4	Zoran Corp.*	28
1	Zygo Corp.*	11
		180,277
	Materials - 0.6%

2	A. Schulman, Inc.	40
1	A.M. Castle & Co.*	15
15	Air Products & Chemicals, Inc.	1,293
6	Airgas, Inc.	367
8	AK Steel Holding Corp.	106
7	Albemarle Corp.	379
74	Alcoa, Inc.	971
7	Allegheny Technologies, Inc.	362
5	Allied Nevada Gold Corp.*	134
2	AMCOL International Corp.	56
1	American Vanguard Corp.	7
5	Aptargroup, Inc.	228
2	Arch Chemicals, Inc.	69
6	Ashland, Inc.	305
2	Balchem Corp.	62
7	Ball Corp.	461
8	Bemis Co., Inc.	251
5	Boise, Inc.	37
1	Brush Engineered Materials, Inc.*	35
3	Buckeye Technologies, Inc.	60
5	Cabot Corp.	179
4	Calgon Carbon Corp.*	56
4	Capital Gold Corp.*	18
3	Carpenter Technology Corp.	109
11	Celanese Corp.	407
5	Century Aluminum Co.*	69
5	CF Industries Holdings, Inc.	604
1	Clearwater Paper Corp.*	80
10	Cliffs Natural Resources, Inc.	683
6	Coeur d’Alene Mines Corp.*	146
8	Commercial Metals Co.	123
2	Compass Minerals International, Inc.	165
12	Crown Holdings, Inc.*	372
4	Cytec Industries, Inc.	191
1	Deltic Timber Corp.	52
3	Domtar Corp.	228
84	Dow Chemical Co. (The)	2,619
66	E.I. du Pont de Nemours & Co.	3,101
3	Eagle Materials, Inc.	75
5	Eastman Chemical Co.	389
17	Ecolab, Inc.	813
6	Ferro Corp.*	86
5	FMC Corp.	389
34	Freeport-McMoRan Copper & Gold, Inc.	3,445
5	General Moly, Inc.*	28
2	Georgia Gulf Corp.*	41
4	Globe Specialty Metals, Inc.	65
19	Golden Star Resources Ltd.*	82
1	Graham Packaging Co., Inc.*	13
8	Graphic Packaging Holding Co.*	30
3	Greif, Inc., Class A	175
4	H.B. Fuller Co.	84
1	Hawkins, Inc.	44
1	Haynes International, Inc.	39
4	Headwaters, Inc.*	16
19	Hecla Mining Co.*	182
3	Horsehead Holding Corp.*	35
14	Huntsman Corp.	217
2	Innophos Holdings, Inc.	68
6	International Flavors & Fragrances, Inc.	315
32	International Paper Co.	799
3	Intrepid Potash, Inc.*	92
6	Jaguar Mining, Inc.*	40
1	Kaiser Aluminum Corp.	47
3	KapStone Paper and Packaging Corp.*	44
1	Koppers Holdings, Inc.	29
1	Kraton Performance Polymers, Inc.*	28
2	Landec Corp.*	13
9	Louisiana-Pacific Corp.*	74
1	LSB Industries, Inc.*	23
5	Lubrizol Corp.	523
3	Martin Marietta Materials, Inc.	254
12	MeadWestvaco Corp.	298
1	Metals USA Holdings Corp.*	14
1	Minerals Technologies, Inc.	61
2	Molycorp, Inc.*	58
39	Monsanto Co.	2,337
11	Mosaic Co. (The)	744
3	Myers Industries, Inc.	29
9	Nalco Holding Co.	265
1	Neenah Paper, Inc.	18
1	NewMarket Corp.	126
34	Newmont Mining Corp.	2,000
1	Noranda Aluminum Holding Corp.*	12
23	Nucor Corp.	868
6	Olin Corp.	110
1	Olympic Steel, Inc.	21
2	OM Group, Inc.*	75
3	Omnova Solutions, Inc.*	26
12	Owens-Illinois, Inc.*	323
3	P. H. Glatfelter Co.	37
7	Packaging Corp. of America	180
7	PolyOne Corp.*	87
12	PPG Industries, Inc.	935

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	Praxair, Inc.	$2,025
1	Quaker Chemical Corp.	38
5	Reliance Steel & Aluminum Co.	222
3	Rock-Tenn Co., Class A	162
4	Rockwood Holdings, Inc.*	153
4	Royal Gold, Inc.	206
9	RPM International, Inc.	184
2	RTI International Metals, Inc.*	57
2	Schnitzer Steel Industries, Inc., Class A	114
1	Schweitzer-Mauduit International, Inc.	63
3	Scotts Miracle-Gro Co. (The), Class A	150
12	Sealed Air Corp.	279
3	Senomyx, Inc.*	17
4	Sensient Technologies Corp.	136
7	Sherwin-Williams Co. (The)	519
9	Sigma-Aldrich Corp.	569
4	Silgan Holdings, Inc.	137
9	Solutia, Inc.*	192
7	Sonoco Products Co.	229
12	Southern Copper Corp.	503
2	Spartech Corp.*	19
16	Steel Dynamics, Inc.	255
1	Stepan Co.	71
3	Stillwater Mining Co.*	57
2	STR Holdings, Inc.*	36
8	Temple-Inland, Inc.	168
2	Texas Industries, Inc.	75
10	Thompson Creek Metals Co., Inc.*	121
6	Titanium Metals Corp.*	104
1	TPC Group, Inc.*	28
2	U.S. Energy Corp.*	10
6	U.S. Gold Corp.*	39
10	United States Steel Corp.	486
7	Valspar Corp.	231
1	Verso Paper Corp.*	3
9	Vulcan Materials Co.	361
4	Walter Energy, Inc.	411
4	Wausau Paper Corp.	31
1	Westlake Chemical Corp.	38
39	Weyerhaeuser Co.	651
4	Worthington Industries, Inc.	64
5	WR Grace & Co.*	167
2	Zep, Inc.	36
2	Zoltek Cos., Inc.*	18
		41,096
	Telecommunication Services - 0.4%

2	AboveNet, Inc.*	117
3	Alaska Communications Systems Group, Inc.	32
29	American Tower Corp., Class A*	1,467
427	AT&T, Inc.	11,866
1	Atlantic Tele-Network, Inc.	34
2	Cbeyond, Inc.*	26
22	CenturyLink, Inc.	946
15	Cincinnati Bell, Inc.*	37
11	Clearwire Corp., Class A*	77
3	Cogent Communications Group, Inc.*	36
2	Consolidated Communications Holdings, Inc.	37
21	Crown Castle International Corp.*	872
4	FiberTower Corp.*	17
71	Frontier Communications Corp.	646
3	General Communication, Inc., Class A*	34
2	Global Crossing Ltd.*	27
5	Globalstar, Inc.*	8
7	ICO Global Communications Holdings Ltd.*	11
1	IDT Corp., Class B	21
2	Iridium Communications, Inc.*	19
4	Leap Wireless International, Inc.*	44
120	Level 3 Communications, Inc.*	120
18	MetroPCS Communications, Inc.*	219
2	Neutral Tandem, Inc.*	29
12	NII Holdings, Inc.*	465
2	NTELOS Holdings Corp.	34
9	PAETEC Holding Corp.*	33
4	Premiere Global Services, Inc.*	28
126	Qwest Communications International, Inc.	882
8	SBA Communications Corp., Class A*	313
2	Shenandoah Telecommunications Co.	35
213	Sprint Nextel Corp.*	805
5	Syniverse Holdings, Inc.*	153
6	Telephone & Data Systems, Inc.	214
11	tw telecom, inc.*	181
1	United States Cellular Corp.*	46
2	USA Mobility, Inc.	34
204	Verizon Communications, Inc.	6,530
8	Vonage Holdings Corp.*	19
35	Windstream Corp.	456
		26,970
	Utilities - 0.5%

48	AES Corp. (The)*	519
6	AGL Resources, Inc.	220
12	Allegheny Energy, Inc.	274
2	Allete, Inc.	71
8	Alliant Energy Corp.	290
17	Ameren Corp.	488
1	American DG Energy, Inc.*	3
35	American Electric Power Co., Inc.	1,246
1	American States Water Co.	37
13	American Water Works Co., Inc.	319
10	Aqua America, Inc.	216
7	Atmos Energy Corp.	211
4	Avista Corp.	85
3	Black Hills Corp.	91
1	Cadiz, Inc.*	11
1	California Water Service Group	37
25	Calpine Corp.*	303
30	CenterPoint Energy, Inc.	469
1	Central Vermont Public Service Corp.	20
1	CH Energy Group, Inc.	47
1	Chesapeake Utilities Corp.	38
4	Cleco Corp.	121
17	CMS Energy Corp.	305
1	Connecticut Water Service, Inc.	25
20	Consolidated Edison, Inc.	967
1	Consolidated Water Co., Ltd.	9
13	Constellation Energy Group, Inc.	369
43	Dominion Resources, Inc.	1,786
9	DPL, Inc.	228
12	DTE Energy Co.	535
95	Duke Energy Corp.	1,667
7	Dynegy, Inc.*	36
24	Edison International	887
3	El Paso Electric Co.*	79

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Empire District Electric Co. (The)	$65
5	Energen Corp.	218
14	Entergy Corp.	997
48	Exelon Corp.	1,890
22	FirstEnergy Corp.	772
10	Great Plains Energy, Inc.	186
7	Hawaiian Electric Industries, Inc.	153
3	IDACORP, Inc.	109
6	Integrys Energy Group, Inc.	292
4	ITC Holdings Corp.	242
2	Laclede Group, Inc. (The)	71
14	MDU Resources Group, Inc.	286
2	MGE Energy, Inc.	83
1	Middlesex Water Co.	17
11	Mirant Corp.*	109
5	National Fuel Gas Co.	317
3	New Jersey Resources Corp.	129
30	NextEra Energy, Inc.	1,519
3	Nicor, Inc.	130
20	NiSource, Inc.	335
13	Northeast Utilities	404
2	Northwest Natural Gas Co.	98
3	NorthWestern Corp.	86
18	NRG Energy, Inc.*	349
8	NSTAR	331
17	NV Energy, Inc.	233
7	OGE Energy Corp.	312
8	Oneok, Inc.	409
1	Ormat Technologies, Inc.	27
3	Otter Tail Corp.	62
16	Pepco Holdings, Inc.	294
27	PG&E Corp.	1,267
5	Piedmont Natural Gas Co., Inc.	148
8	Pinnacle West Capital Corp.	323
6	PNM Resources, Inc.	72
5	Portland General Electric Co.	106
35	PPL Corp.	889
21	Progress Energy, Inc.	917
37	Public Service Enterprise Group, Inc.	1,141
13	Questar Corp.	216
26	RRI Energy, Inc.*	92
8	SCANA Corp.	325
18	Sempra Energy	902
1	SJW Corp.	25
2	South Jersey Industries, Inc.	102
60	Southern Co.	2,263
3	Southwest Gas Corp.	105
15	TECO Energy, Inc.	251
8	UGI Corp.	237
4	UIL Holdings Corp.	117
3	UniSource Energy Corp.	106
1	Unitil Corp.	23
6	Vectren Corp.	155
8	Westar Energy, Inc.	199
4	WGL Holdings, Inc.	145
8	Wisconsin Energy Corp.	482
33	Xcel Energy, Inc.	775
1	York Water Co.	16
		33,933
	Total Common Stocks (Cost $884,722)	963,691

Principal Amount
	U.S. Government & Agency Securities (a) - 25.9%
	Federal Home Loan Bank
$1,089,024	0.07%, due 12/01/10	1,089,024
653,719	0.09%, due 12/06/10	653,719
	Total U.S. Government & Agency Securities (Cost $1,742,743)	1,742,743

	Repurchase Agreements (a)(b) - 58.3%
3,934,160	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,934,201	3,934,160
	Total Repurchase Agreements (Cost $3,934,160)	3,934,160
	Total Investment Securities (Cost $6,561,625) — 98.5%	6,640,594
	Other assets less liabilities — 1.5%	103,711
	Net Assets — 100.0%	$6,744,305

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,664,495.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,203
Aggregate gross unrealized depreciation	(43,841)
Net unrealized appreciation	$77,362
Federal income tax cost of investments	$6,563,232

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$729,336	$(21,731)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	5,922,461	(177,216)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	2,736,999	(73,727)

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	146,641	123,574

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	2,987,155	321,658

		$172,558

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 57.7%
	Consumer Discretionary - 8.7%

2,527	99 Cents Only Stores*	$39,699
3,993	Aaron’s, Inc.	79,700
4,615	Advance Auto Parts, Inc.	304,544
5,065	Aeropostale, Inc.*	136,907
10,763	American Eagle Outfitters, Inc.	177,589
2,174	American Greetings Corp., Class A	43,632
3,234	AnnTaylor Stores Corp.*	87,027
2,955	Bally Technologies, Inc.*	115,747
2,190	Barnes & Noble, Inc.	30,704
1,679	Bob Evans Farms, Inc.	52,284
6,246	BorgWarner, Inc.*	376,884
3,030	Boyd Gaming Corp.*	27,088
5,071	Brinker International, Inc.	103,651
3,651	Career Education Corp.*	64,951
3,259	Cheesecake Factory, Inc. (The)*	103,864
9,839	Chico’s FAS, Inc.	118,560
1,705	Chipotle Mexican Grill, Inc.*	440,725
3,192	Coldwater Creek, Inc.*	10,789
3,576	Collective Brands, Inc.*	60,399
4,850	Corinthian Colleges, Inc.*	20,031
2,124	Deckers Outdoor Corp.*	163,336
4,824	Dick’s Sporting Goods, Inc.*	165,029
6,969	Dollar Tree, Inc.*	382,947
3,922	DreamWorks Animation SKG, Inc., Class A*	121,543
3,787	Dress Barn, Inc. (The)*	93,539
8,628	Foot Locker, Inc.	162,810
2,904	Fossil, Inc.*	196,456
7,676	Gentex Corp.	161,119
3,471	Guess?, Inc.	164,005
5,263	Hanesbrands, Inc.*	142,890
2,099	Harte-Hanks, Inc.	26,112
1,606	International Speedway Corp., Class A	38,046
1,509	ITT Educational Services, Inc.*	88,261
3,491	J. Crew Group, Inc.*	152,627
2,542	John Wiley & Sons, Inc., Class A	105,493
3,955	KB Home	44,691
3,134	Lamar Advertising Co., Class A*	115,174
2,300	Life Time Fitness, Inc.*	90,712
7,862	LKQ Corp.*	169,623
1,666	Matthews International Corp., Class A	54,112
2,077	MDC Holdings, Inc.	51,863
3,098	Mohawk Industries, Inc.*	162,769
2,381	NetFlix, Inc.*	490,248
321	NVR, Inc.*	199,014
1,705	Panera Bread Co., Class A*	170,909
6,512	PetSmart, Inc.	246,544
3,633	Phillips-Van Heusen Corp.	246,463
1,826	Polaris Industries, Inc.	132,732
3,161	Regis Corp.	56,329
3,624	Rent-A-Center, Inc.	100,892
2,426	Ryland Group, Inc.	35,371
8,859	Saks, Inc.*	98,689
1,307	Scholastic Corp.	36,727
3,456	Scientific Games Corp., Class A*	27,821
13,520	Service Corp. International	108,971
3,690	Sotheby’s	148,006
768	Strayer Education, Inc.	104,348
2,327	Thor Industries, Inc.	68,716
2,206	Timberland Co. (The), Class A*	54,665
7,906	Toll Brothers, Inc.*	141,913
4,001	Tractor Supply Co.	169,922
3,480	Tupperware Brands Corp.	161,750
1,925	Under Armour, Inc., Class A*	111,130
2,442	Warnaco Group, Inc. (The)*	131,502
17,644	Wendy’s/Arby’s Group, Inc., Class A	84,162
5,925	Williams-Sonoma, Inc.	197,125
3,183	WMS Industries, Inc.*	141,166
		8,713,047
	Consumer Staples - 2.1%

4,718	Alberto-Culver Co.	175,510
2,990	BJ’s Wholesale Club, Inc.*	136,972
3,904	Church & Dwight Co., Inc.	254,736
4,143	Corn Products International, Inc.	178,646
3,858	Energizer Holdings, Inc.*	271,565
4,180	Flowers Foods, Inc.	109,516
6,286	Green Mountain Coffee Roasters, Inc.*	233,085
3,766	Hansen Natural Corp.*	200,427
1,074	Lancaster Colony Corp.	55,923
3,021	Ralcorp Holdings, Inc.*	187,060
2,329	Ruddick Corp.	85,614
9,093	Smithfield Foods, Inc.*	160,128
1,341	Tootsie Roll Industries, Inc.	35,724
1,329	Universal Corp.	54,369
		2,139,275
	Energy - 3.6%

8,947	Arch Coal, Inc.	261,253
3,125	Atwood Oceanics, Inc.*	111,250
2,518	Bill Barrett Corp.*	96,817
4,616	Cimarex Energy Co.	371,773
2,600	Comstock Resources, Inc.*	63,700
1,880	Dril-Quip, Inc.*	145,587
3,476	Exterran Holdings, Inc.*	78,801
6,208	Forest Oil Corp.*	212,438
5,827	Frontier Oil Corp.	90,493
5,776	Helix Energy Solutions Group, Inc.*	81,037
7,346	Newfield Exploration Co.*	490,933
2,966	Oceaneering International, Inc.*	204,951
1,456	Overseas Shipholding Group, Inc.	50,916
4,386	Patriot Coal Corp.*	70,966
8,468	Patterson-UTI Energy, Inc.	167,158
7,714	Plains Exploration & Production Co.*	221,083
9,669	Pride International, Inc.*	300,706
6,438	Quicksilver Resources, Inc.*	91,548
6,853	Southern Union Co.	161,799
4,325	Superior Energy Services, Inc.*	144,412
2,856	Tidewater, Inc.	140,201
2,175	Unit Corp.*	86,935
		3,644,757
	Financials - 10.9%

2,814	Affiliated Managers Group, Inc.*	245,972
2,991	Alexandria Real Estate Equities, Inc. (REIT)	199,649
9,256	AMB Property Corp. (REIT)	270,090
4,334	American Financial Group, Inc./OH	133,357
10,678	Apollo Investment Corp.	112,760
5,763	Arthur J. Gallagher & Co.	161,825
9,523	Associated Banc-Corp	121,847
4,526	Astoria Financial Corp.	54,493
4,042	BancorpSouth, Inc.	51,940
2,647	Bank of Hawaii Corp.	114,615

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,507	BRE Properties, Inc. (REIT)	$151,046
6,387	Brown & Brown, Inc.	146,071
3,670	Camden Property Trust (REIT)	187,427
4,326	Cathay General Bancorp	58,444
2,540	City National Corp./CA	136,449
4,065	Commerce Bancshares, Inc./MO	152,641
3,612	Corporate Office Properties Trust (REIT)	122,483
5,644	Cousins Properties, Inc. (REIT)	41,878
3,332	Cullen/Frost Bankers, Inc.	178,395
13,781	Duke Realty Corp. (REIT)	153,383
6,528	Eaton Vance Corp.	194,012
2,280	Equity One, Inc. (REIT)	39,467
1,662	Essex Property Trust, Inc. (REIT)	184,216
3,082	Everest Re Group Ltd.	257,316
3,376	Federal Realty Investment Trust (REIT)	261,269
12,477	Fidelity National Financial, Inc., Class A	168,439
5,696	First American Financial Corp.	80,712
11,512	First Niagara Financial Group, Inc.	142,576
5,931	FirstMerit Corp.	103,348
10,920	Fulton Financial Corp.	94,458
1,389	Greenhill & Co., Inc.	104,092
2,469	Hanover Insurance Group, Inc. (The)	111,796
6,331	HCC Insurance Holdings, Inc.	177,774
3,942	Highwoods Properties, Inc. (REIT)	120,270
6,792	Hospitality Properties Trust (REIT)	150,239
2,900	International Bancshares Corp.	49,880
6,772	Jefferies Group, Inc.	163,544
2,336	Jones Lang LaSalle, Inc.	186,460
6,232	Liberty Property Trust (REIT)	195,311
7,142	Macerich Co. (The) (REIT)	330,960
4,366	Mack-Cali Realty Corp. (REIT)	138,620
1,962	Mercury General Corp.	84,248
6,452	MSCI, Inc., Class A*	219,755
6,780	Nationwide Health Properties, Inc. (REIT)	244,419
23,975	New York Community Bancorp, Inc.	402,780
5,838	NewAlliance Bancshares, Inc.	77,879
14,207	Old Republic International Corp.	179,861
5,192	Omega Healthcare Investors, Inc. (REIT)	109,603
1,710	PacWest Bancorp	29,070
2,200	Potlatch Corp. (REIT)	69,696
2,568	Prosperity Bancshares, Inc.	83,563
4,713	Protective Life Corp.	110,850
5,473	Raymond James Financial, Inc.	156,966
4,416	Rayonier, Inc. (REIT)	225,039
6,033	Realty Income Corp. (REIT)	205,424
4,504	Regency Centers Corp. (REIT)	183,403
4,028	Reinsurance Group of America, Inc.	201,118
8,053	SEI Investments Co.	181,837
7,013	Senior Housing Properties Trust (REIT)	156,600
4,290	SL Green Realty Corp. (REIT)	280,566
2,560	StanCorp Financial Group, Inc.	106,496
2,298	SVB Financial Group*	103,249
43,108	Synovus Financial Corp.	87,509
6,941	TCF Financial Corp.	94,467
3,492	Transatlantic Holdings, Inc.	176,695
3,129	Trustmark Corp.	66,773
9,826	UDR, Inc. (REIT)	219,120
2,752	Unitrin, Inc.	65,112
8,863	Valley National Bancorp	112,560
6,668	W. R. Berkley Corp.	177,969
4,681	Waddell & Reed Financial, Inc., Class A	144,175
6,192	Washington Federal, Inc.	91,394
3,674	Webster Financial Corp.	60,621
6,595	Weingarten Realty Investors (REIT)	156,302
1,615	Westamerica Bancorp.	78,941
5,021	Wilmington Trust Corp.	19,682
		11,013,266
	Health Care - 6.2%

10,473	Allscripts Healthcare Solutions, Inc.*	183,801
3,793	Beckman Coulter, Inc.	207,515
1,063	Bio-Rad Laboratories, Inc., Class A*	99,231
3,170	Charles River Laboratories International, Inc.*	103,501
5,225	Community Health Systems, Inc.*	166,469
3,562	Covance, Inc.*	159,969
6,238	Edwards Lifesciences Corp.*	413,954
6,323	Endo Pharmaceuticals Holdings, Inc.*	227,691
2,666	Gen-Probe, Inc.*	138,259
13,782	Health Management Associates, Inc., Class A*	122,798
5,337	Health Net, Inc.*	144,099
5,031	Henry Schein, Inc.*	288,930
3,473	Hill-Rom Holdings, Inc.	137,461
14,266	Hologic, Inc.*	233,962
3,176	IDEXX Laboratories, Inc.*	203,931
3,847	Immucor, Inc.*	70,669
2,176	Kindred Healthcare, Inc.*	35,121
3,434	Kinetic Concepts, Inc.*	136,364
2,971	LifePoint Hospitals, Inc.*	107,610
5,373	Lincare Holdings, Inc.	138,355
3,221	Masimo Corp.	99,400
3,297	Medicis Pharmaceutical Corp., Class A	86,876
2,609	MEDNAX, Inc.*	159,671
1,829	Mettler-Toledo International, Inc.*	265,534
6,474	Omnicare, Inc.	149,291
3,473	Owens & Minor, Inc.	98,112
4,521	Perrigo Co.	272,345
6,525	Pharmaceutical Product Development, Inc.	162,603
8,349	ResMed, Inc.*	266,751
3,262	STERIS Corp.	112,245
2,054	Techne Corp.	123,384
2,196	Teleflex, Inc.	109,668
3,202	Thoratec Corp.*	81,507
2,721	United Therapeutics Corp.*	171,233
5,349	Universal Health Services, Inc., Class B	219,951
4,733	VCA Antech, Inc.*	103,392
11,111	Vertex Pharmaceuticals, Inc.*	368,107
2,335	WellCare Health Plans, Inc.*	65,730
		6,235,490
	Industrials - 9.1%

2,396	Acuity Brands, Inc.	129,049
6,362	Aecom Technology Corp.*	163,885
5,122	AGCO Corp.*	231,207
7,446	AirTran Holdings, Inc.*	55,398

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,969	Alaska Air Group, Inc.*	$108,295
2,263	Alexander & Baldwin, Inc.	79,409
1,820	Alliant Techsystems, Inc.*	134,516
5,857	AMETEK, Inc.	346,559
2,585	Baldor Electric Co.	163,656
5,625	BE Aerospace, Inc.*	199,687
2,570	Brink’s Co. (The)	63,068
4,461	Bucyrus International, Inc.	397,743
3,350	Carlisle Cos., Inc.	122,677
1,259	Clean Harbors, Inc.*	93,229
2,961	Con-way, Inc.	100,082
3,927	Copart, Inc.*	139,330
1,885	Corporate Executive Board Co. (The)	65,391
6,052	Corrections Corp. of America*	146,156
2,547	Crane Co.	95,462
2,827	Deluxe Corp.	59,904
4,184	Donaldson Co., Inc.	227,149
2,585	FTI Consulting, Inc.*	92,129
2,886	Gardner Denver, Inc.	188,889
2,551	GATX Corp.	84,617
3,338	Graco, Inc.	120,034
1,856	Granite Construction, Inc.	47,087
4,431	Harsco Corp.	106,610
3,136	Herman Miller, Inc.	67,549
2,493	HNI Corp.	66,413
3,303	Hubbell, Inc., Class B	186,818
4,471	IDEX Corp.	167,528
4,863	J.B. Hunt Transport Services, Inc.	177,499
11,036	JetBlue Airways Corp.*	74,934
5,681	Joy Global, Inc.	433,574
5,618	Kansas City Southern*	265,956
8,561	KBR, Inc.	231,832
4,499	Kennametal, Inc.	152,156
2,974	Kirby Corp.*	132,849
2,534	Korn/Ferry International*	43,889
2,762	Landstar System, Inc.	99,294
2,505	Lennox International, Inc.	110,195
2,347	Lincoln Electric Holdings, Inc.	144,716
4,508	Manpower, Inc.	253,891
1,667	Mine Safety Appliances Co.	48,043
2,438	MSC Industrial Direct Co., Class A	146,621
2,790	Navigant Consulting, Inc.*	23,213
1,879	Nordson Corp.	149,249
4,959	Oshkosh Corp.*	142,323
5,431	Pentair, Inc.	178,680
2,118	Regal-Beloit Corp.	129,198
2,322	Rollins, Inc.	62,740
4,642	Shaw Group, Inc. (The)*	148,776
2,746	SPX Corp.	180,357
5,984	Terex Corp.*	145,292
2,863	Thomas & Betts Corp.*	127,260
4,399	Timken Co.	191,620
2,481	Towers Watson & Co., Class A	124,546
4,363	Trinity Industries, Inc.	99,913
3,330	United Rentals, Inc.*	65,335
4,590	URS Corp.*	181,489
1,168	Valmont Industries, Inc.	94,444
6,419	Waste Connections, Inc.	166,881
1,529	Watsco, Inc.	92,153
2,426	Werner Enterprises, Inc.	52,353
2,642	Westinghouse Air Brake Technologies Corp.	122,140
3,212	Woodward Governor Co.	108,405
		9,151,342
	Information Technology - 9.4%

1,874	ACI Worldwide, Inc.*	47,581
4,385	Acxiom Corp.*	74,589
5,339	ADC Telecommunications, Inc.*	67,912
3,430	ADTRAN, Inc.	106,810
863	Advent Software, Inc.*	44,514
2,883	Alliance Data Systems Corp.*	181,860
4,983	ANSYS, Inc.*	241,675
5,874	AOL, Inc.*	142,033
6,453	Arrow Electronics, Inc.*	200,108
25,364	Atmel Corp.*	263,532
8,357	Avnet, Inc.*	256,142
6,980	Broadridge Financial Solutions, Inc.	143,718
14,585	Cadence Design Systems, Inc.*	114,638
5,095	Ciena Corp.*	77,189
5,199	CommScope, Inc.*	164,340
6,806	Convergys Corp.*	87,729
5,730	CoreLogic, Inc.	104,343
5,920	Cree, Inc.*	385,866
3,632	Diebold, Inc.	114,117
2,180	Digital River, Inc.*	80,268
1,971	DST Systems, Inc.	84,477
2,498	Equinix, Inc.*	193,845
4,408	F5 Networks, Inc.*	581,327
2,538	Factset Research Systems, Inc.	225,044
2,296	Fair Isaac Corp.	53,612
6,919	Fairchild Semiconductor International, Inc.*	97,212
3,968	Gartner, Inc.*	127,651
4,366	Global Payments, Inc.	181,451
5,070	Informatica Corp.*	209,290
8,631	Ingram Micro, Inc., Class A*	154,063
8,687	Integrated Device Technology, Inc.*	55,857
3,890	International Rectifier Corp.*	110,320
6,809	Intersil Corp., Class A	86,815
2,219	Itron, Inc.*	125,973
4,696	Jack Henry & Associates, Inc.	128,389
6,802	Lam Research Corp.*	308,335
5,099	Lender Processing Services, Inc.	156,896
1,233	Mantech International Corp., Class A*	49,221
5,989	Mentor Graphics Corp.*	67,346
4,422	MICROS Systems, Inc.*	193,330
3,220	National Instruments Corp.	109,866
8,824	NCR Corp.*	126,977
4,128	NeuStar, Inc., Class A*	106,668
6,394	Parametric Technology Corp.*	136,960
2,611	Plantronics, Inc.	93,396
4,691	Polycom, Inc.*	173,590
3,400	Quest Software, Inc.*	86,020
5,282	Rackspace Hosting, Inc.*	154,076
14,914	RF Micro Devices, Inc.*	104,547
7,779	Riverbed Technology, Inc.*	263,786
5,651	Rovi Corp.*	311,766
3,402	Semtech Corp.*	79,573
2,444	Silicon Laboratories, Inc.*	103,821
9,786	Skyworks Solutions, Inc.*	249,054
3,854	Solera Holdings, Inc.	184,992
2,383	SRA International, Inc., Class A*	46,754
8,145	Synopsys, Inc.*	209,245
2,554	Tech Data Corp.*	112,555
8,980	TIBCO Software, Inc.*	176,367
6,528	Trimble Navigation Ltd.*	243,103
4,478	ValueClick, Inc.*	69,588

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,059	Vishay Intertechnology, Inc.*	$129,181
3,105	Zebra Technologies Corp., Class A*	113,146
		9,474,449
	Materials - 3.7%

5,034	Albemarle Corp.	272,289
3,695	Aptargroup, Inc.	168,751
4,323	Ashland, Inc.	219,954
3,598	Cabot Corp.	128,808
2,423	Carpenter Technology Corp.	88,367
6,286	Commercial Metals Co.	96,616
2,695	Cytec Industries, Inc.	128,902
1,705	Greif, Inc., Class A	99,640
2,427	Intrepid Potash, Inc.*	74,388
6,971	Louisiana-Pacific Corp.*	57,162
3,698	Lubrizol Corp.	386,663
2,503	Martin Marietta Materials, Inc.	211,604
1,035	Minerals Technologies, Inc.	62,969
544	NewMarket Corp.	68,435
4,339	Olin Corp.	79,273
5,678	Packaging Corp. of America	145,641
4,069	Reliance Steel & Aluminum Co.	180,867
2,145	Rock-Tenn Co., Class A	116,023
7,137	RPM International, Inc.	146,166
2,531	Scotts Miracle-Gro Co. (The), Class A	126,449
2,723	Sensient Technologies Corp.	92,500
2,674	Silgan Holdings, Inc.	91,558
5,527	Sonoco Products Co.	181,064
11,921	Steel Dynamics, Inc.	190,021
5,921	Temple-Inland, Inc.	124,163
5,395	Valspar Corp.	178,251
3,140	Worthington Industries, Inc.	50,303
		3,766,827
	Telecommunication Services - 0.5%

11,075	Cincinnati Bell, Inc.*	27,023
3,842	Syniverse Holdings, Inc.*	117,412
5,066	Telephone & Data Systems, Inc.	180,755
8,353	tw telecom, inc.*	137,657
		462,847
	Utilities - 3.5%

4,286	AGL Resources, Inc.	157,425
6,099	Alliant Energy Corp.	221,455
7,539	Aqua America, Inc.	162,465
4,939	Atmos Energy Corp.	148,516
2,158	Black Hills Corp.	65,495
3,343	Cleco Corp.	101,393
6,550	DPL, Inc.	165,911
5,558	Dynegy, Inc.*	28,290
3,958	Energen Corp.	172,450
7,461	Great Plains Energy, Inc.	139,148
5,130	Hawaiian Electric Industries, Inc.	112,296
2,647	IDACORP, Inc.	96,139
10,359	MDU Resources Group, Inc.	211,738
4,508	National Fuel Gas Co.	285,627
5,675	NSTAR	234,945
12,936	NV Energy, Inc.	177,094
5,351	OGE Energy Corp.	238,173
4,775	PNM Resources, Inc.	57,204
9,639	Questar Corp.	160,104
6,022	UGI Corp.	178,673
4,470	Vectren Corp.	115,773
6,092	Westar Energy, Inc.	151,752
2,786	WGL Holdings, Inc.	101,020
		3,483,086
	Total Common Stocks
	(Cost $52,774,025)	58,084,386

Principal Amount
	U.S. Government & Agency Securities (a) - 10.7%
	Federal Home Loan Bank
$3,603,607	0.07%, due 12/01/10	3,603,607
7,223,127	0.09%, due 12/06/10	7,223,127
	Total U.S. Government & Agency Securities (Cost $10,826,734)	10,826,734

	Repurchase Agreements (a)(b) - 24.8%
24,964,341	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $24,964,679	24,964,341
	Total Repurchase Agreements (Cost $24,964,341)	24,964,341
	Total Investment Securities
	(Cost $88,565,100) — 93.2%	93,875,461
	Other assets less liabilities — 6.8%	6,882,961
	Net Assets — 100.0%	$100,758,422

*                      Non-income producing security.

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $20,871,797.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,167,003
Aggregate gross unrealized depreciation	(3,276,278)
Net unrealized appreciation	$4,890,725
Federal income tax cost of investments	$88,984,736

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	35	12/17/10	$2,980,950	$330,859

Cash collateral in the amount of $455,060 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$43,529,894	$4,758,955

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	7,239,204	800,179

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	30,584,536	(367,515)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	15,656,005	(135,899)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	23,736,868	1,873,478

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	19,730,969	(348,103)

		$6,581,095

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 68.3%
	Consumer Discretionary - 10.4%

1,163	American Public Education, Inc.*	$39,740
1,683	Arbitron, Inc.	49,177
775	Arctic Cat, Inc.*	11,555
1,173	Audiovox Corp., Class A*	8,035
1,380	Big 5 Sporting Goods Corp.	19,044
91	Biglari Holdings, Inc.*	35,335
1,408	BJ’s Restaurants, Inc.*	51,603
895	Blue Nile, Inc.*	44,258
339	Blyth, Inc.	15,113
2,744	Brown Shoe Co., Inc.	39,020
5,610	Brunswick Corp.	89,479
1,635	Buckle, Inc. (The)	62,375
1,151	Buffalo Wild Wings, Inc.*	55,812
2,506	Cabela’s, Inc.*	55,758
1,557	California Pizza Kitchen, Inc.*	26,329
4,082	Callaway Golf Co.	31,268
1,047	Capella Education Co.*	57,365
3,764	Carter’s, Inc.*	119,168
1,879	Cato Corp. (The), Class A	53,645
1,348	CEC Entertainment, Inc.*	50,577
1,703	Children’s Place Retail Stores, Inc. (The)*	88,403
2,268	Christopher & Banks Corp.	12,088
2,049	Coinstar, Inc.*	132,038
1,495	Cracker Barrel Old Country Store, Inc.	78,727
5,420	CROCS, Inc.*	95,094
977	DineEquity, Inc.*	52,191
1,195	Drew Industries, Inc.*	24,139
1,906	E.W. Scripps Co. (The), Class A*	17,211
1,799	Ethan Allen Interiors, Inc.	29,665
3,445	Finish Line (The), Class A	61,493
2,494	Fred’s, Inc., Class A	31,898
1,522	Genesco, Inc.*	58,536
1,492	Group 1 Automotive, Inc.	57,785
1,197	Haverty Furniture Cos., Inc.	14,376
1,943	Helen of Troy Ltd.*	45,894
1,780	Hibbett Sports, Inc.*	60,965
3,948	Hillenbrand, Inc.	76,236
2,820	HOT Topic, Inc.	17,287
2,411	HSN, Inc.*	68,352
4,573	Iconix Brand Group, Inc.*	85,424
2,530	Interval Leisure Group, Inc.*	41,922
3,489	Jack in the Box, Inc.*	70,181
1,769	Jakks Pacific, Inc.*	34,053
1,691	Jo-Ann Stores, Inc.*	81,912
1,746	JoS. A. Bank Clothiers, Inc.*	78,640
1,366	Kid Brands, Inc.*	12,854
983	Kirkland’s, Inc.*	11,747
1,714	K-Swiss, Inc., Class A*	21,459
3,262	La-Z-Boy, Inc.*	24,563
1,344	Lithia Motors, Inc., Class A	17,418
9,334	Live Nation Entertainment, Inc.*	100,434
5,992	Liz Claiborne, Inc.*	43,802
1,458	Lumber Liquidators Holdings, Inc.*	34,321
1,176	M/I Homes, Inc.*	13,559
1,445	Maidenform Brands, Inc.*	39,651
1,352	Marcus Corp.	17,522
1,397	MarineMax, Inc.*	10,659
3,317	Men’s Wearhouse, Inc. (The)	94,601
2,035	Meritage Homes Corp.*	38,604
904	Midas, Inc.*	7,051
715	Monarch Casino & Resort, Inc.*	8,587
1,254	Monro Muffler Brake, Inc.	61,998
1,157	Movado Group, Inc.*	13,884
1,735	Multimedia Games, Inc.*	7,495
327	National Presto Industries, Inc.	37,965
1,705	NutriSystem, Inc.	35,242
1,191	O’Charleys, Inc.*	8,242
5,373	OfficeMax, Inc.*	91,825
880	Oxford Industries, Inc.	21,736
1,467	P.F. Chang’s China Bistro, Inc.	74,142
1,284	Papa John’s International, Inc.*	32,883
805	Peet’s Coffee & Tea, Inc.*	30,695
3,284	PEP Boys-Manny Moe & Jack	40,689
655	Perry Ellis International, Inc.*	17,823
1,462	PetMed Express, Inc.	25,921
3,828	Pinnacle Entertainment, Inc.*	50,989
3,134	Pool Corp.	66,409
621	Pre-Paid Legal Services, Inc.*	40,166
8,157	Quiksilver, Inc.*	35,075
1,360	RC2 Corp.*	30,124
990	Red Robin Gourmet Burgers, Inc.*	18,345
4,081	Ruby Tuesday, Inc.*	52,196
1,936	Ruth’s Hospitality Group, Inc.*	9,564
3,394	Shuffle Master, Inc.*	36,418
2,114	Skechers U.S.A., Inc., Class A*	48,812
430	Skyline Corp.	8,161
2,210	Sonic Automotive, Inc., Class A*	27,360
3,868	Sonic Corp.*	36,204
2,082	Spartan Motors, Inc.	11,014
2,358	Stage Stores, Inc.	35,677
1,181	Standard Motor Products, Inc.	14,857
6,279	Standard Pacific Corp.*	22,353
1,668	Stein Mart, Inc.*	16,513
1,436	Steven Madden Ltd.*	64,979
1,209	Sturm Ruger & Co., Inc.	19,344
1,471	Superior Industries International, Inc.	28,596
3,631	Texas Roadhouse, Inc.*	62,054
1,609	True Religion Apparel, Inc.*	36,090
2,287	Tuesday Morning Corp.*	11,892
939	Universal Electronics, Inc.*	25,804
1,291	Universal Technical Institute, Inc.	26,737
1,069	Volcom, Inc.	19,242
1,843	Winnebago Industries, Inc.*	19,315
3,052	Wolverine World Wide, Inc.	95,375
1,517	Zale Corp.*	4,521
1,344	Zumiez, Inc.*	42,753
		4,343,477
	Consumer Staples - 2.3%

5,641	Alliance One International, Inc.*	21,887
1,165	Andersons, Inc. (The)	37,653
587	Boston Beer Co., Inc., Class A*	47,946
749	Calavo Growers, Inc.	17,294
834	Cal-Maine Foods, Inc.	25,570
2,388	Casey’s General Stores, Inc.	94,911
3,535	Central Garden and Pet Co., Class A*	33,017
5,224	Darling International, Inc.*	60,494
1,383	Diamond Foods, Inc.	64,365
1,793	Great Atlantic & Pacific Tea Co.*	5,379
2,678	Hain Celestial Group, Inc. (The)*	70,994
898	J&J Snack Foods Corp.	41,083
2,036	Lance, Inc.	47,663
849	Medifast, Inc.*	20,682
769	Nash Finch Co.	28,415
1,208	Sanderson Farms, Inc.	53,466
577	Seneca Foods Corp., Class A*	13,727
1,427	Spartan Stores, Inc.	23,346
2,214	TreeHouse Foods, Inc.*	109,991
2,984	United Natural Foods, Inc.*	111,721

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,051	WD-40 Co.	$41,084
		970,688
	Energy - 4.0%

1,467	Basic Energy Services, Inc.*	21,271
2,263	Bristow Group, Inc.*	99,368
1,186	CARBO Ceramics, Inc.	115,220
814	Contango Oil & Gas Co.*	45,389
907	Gulf Island Fabrication, Inc.	24,271
1,725	Gulfport Energy Corp.*	32,154
2,765	Holly Corp.	99,374
1,470	Hornbeck Offshore Services, Inc.*	32,413
9,531	ION Geophysical Corp.*	68,528
1,898	Lufkin Industries, Inc.	96,096
1,670	Matrix Service Co.*	16,583
3,175	Oil States International, Inc.*	188,373
2,881	Penn Virginia Corp.	45,693
1,438	Petroleum Development Corp.*	51,222
3,478	Petroquest Energy, Inc.*	24,102
3,429	Pioneer Drilling Co.*	23,489
1,345	SEACOR Holdings, Inc.*	146,605
748	Seahawk Drilling, Inc.*	6,081
3,982	SM Energy Co.	197,866
3,039	Stone Energy Corp.*	62,786
2,620	Swift Energy Co.*	95,604
4,789	Tetra Technologies, Inc.*	52,679
4,244	World Fuel Services Corp.	127,744
		1,672,911
	Financials - 12.7%

2,543	Acadia Realty Trust (REIT)	46,435
1,199	AMERISAFE, Inc.*	22,170
2,878	Bank Mutual Corp.	13,181
824	Bank of the Ozarks, Inc.	31,221
8,095	BioMed Realty Trust, Inc. (REIT)	142,715
4,758	Boston Private Financial Holdings, Inc.	25,550
3,743	Brookline Bancorp, Inc.	36,794
1,875	Cash America International, Inc.	67,875
2,920	Cedar Shopping Centers, Inc. (REIT)	17,695
1,005	City Holding Co.	32,230
5,408	Colonial Properties Trust (REIT)	97,344
2,490	Columbia Banking System, Inc.	43,426
2,101	Community Bank System, Inc.	50,592
3,394	Delphi Financial Group, Inc., Class A	87,158
9,777	DiamondRock Hospitality Co. (REIT)*	102,952
1,729	Dime Community Bancshares, Inc.	23,601
9,379	East West Bancorp, Inc.	162,632
1,706	EastGroup Properties, Inc. (REIT)	68,018
1,492	eHealth, Inc.*	22,455
2,569	Employers Holdings, Inc.	41,489
2,946	Entertainment Properties Trust (REIT)	136,400
5,524	Extra Space Storage, Inc. (REIT)	88,494
3,114	EZCORP, Inc., Class A*	78,348
20,144	First BanCorp./Puerto Rico*	4,835
1,896	First Cash Financial Services, Inc.*	54,586
5,753	First Commonwealth Financial Corp.	35,669
3,631	First Financial Bancorp	59,984
1,320	First Financial Bankshares, Inc.	63,848
4,695	First Midwest Bancorp, Inc./IL	43,992
2,308	Forestar Group, Inc.*	41,590
4,339	Franklin Street Properties Corp. (REIT)	55,669
4,560	Glacier Bancorp, Inc.	60,785
1,847	Hancock Holding Co.	58,180
9,585	Hanmi Financial Corp.*	8,800
3,982	Healthcare Realty Trust, Inc. (REIT)	82,188
1,371	Home Bancshares, Inc./AR	28,380
2,345	Home Properties, Inc. (REIT)	125,669
2,484	Horace Mann Educators Corp.	40,564
1,342	Independent Bank Corp./MA	32,597
791	Infinity Property & Casualty Corp.	45,664
4,659	Inland Real Estate Corp. (REIT)	39,601
2,641	Interactive Brokers Group, Inc., Class A*	48,436
2,673	Investment Technology Group, Inc.*	39,293
3,314	Kilroy Realty Corp. (REIT)	113,074
4,008	Kite Realty Group Trust (REIT)	20,120
2,315	LaBranche & Co., Inc.*	6,991
4,427	LaSalle Hotel Properties (REIT)	105,363
7,229	Lexington Realty Trust (REIT)	56,748
1,636	LTC Properties, Inc. (REIT)	44,156
7,050	Medical Properties Trust, Inc. (REIT)	73,884
2,079	Mid-America Apartment Communities, Inc. (REIT)	127,588
2,374	Nara Bancorp, Inc.*	19,372
2,704	National Financial Partners Corp.*	31,799
7,986	National Penn Bancshares, Inc.	53,586
5,278	National Retail Properties, Inc. (REIT)	137,281
782	Navigators Group, Inc. (The)*	38,701
2,184	NBT Bancorp, Inc.	48,485
5,526	Old National Bancorp/IN	56,973
2,691	optionsXpress Holdings, Inc.*	46,527
1,359	Parkway Properties, Inc./MD (REIT)	21,595
3,460	Pennsylvania Real Estate Investment Trust (REIT)	46,468
2,113	Pinnacle Financial Partners, Inc.*	20,771
983	Piper Jaffray Cos.*	29,461
1,073	Portfolio Recovery Associates, Inc.*	67,996
3,080	Post Properties, Inc. (REIT)	104,936
1,299	Presidential Life Corp.	12,042
3,713	PrivateBancorp, Inc.	45,150
1,992	ProAssurance Corp.*	117,986
3,267	Provident Financial Services, Inc.	45,019
1,169	PS Business Parks, Inc. (REIT)	60,578
558	Rewards Network, Inc.*	7,672
1,036	RLI Corp.	60,067
1,550	S&T Bancorp, Inc.	30,411
966	Safety Insurance Group, Inc.	45,218
3,373	Selective Insurance Group, Inc.	55,654
2,540	Signature Bank/NY*	111,633
1,078	Simmons First National Corp., Class A	31,316
1,747	Sovran Self Storage, Inc. (REIT)	62,944
1,702	Sterling Bancorp/NY	15,982
6,457	Sterling Bancshares, Inc./TX	38,322
1,164	Stewart Information Services Corp.	12,385
2,240	Stifel Financial Corp.*	116,099
8,218	Susquehanna Bancshares, Inc.	66,155
1,789	SWS Group, Inc.	9,303
2,566	Tanger Factory Outlet Centers (REIT)	123,117
515	Tompkins Financial Corp.	19,755
2,698	Tower Group, Inc.	69,393
2,535	TradeStation Group, Inc.*	16,123
4,870	TrustCo Bank Corp NY	27,321
1,899	UMB Financial Corp.	70,833
7,258	Umpqua Holdings Corp.	76,862
2,428	United Bankshares, Inc.	63,638
5,903	United Community Banks, Inc./GA*	9,032
1,333	United Fire & Casualty Co.	27,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
777	Universal Health Realty Income Trust (REIT)	$27,249
1,452	Urstadt Biddle Properties, Inc., Class A (REIT)	26,717
6,114	Whitney Holding Corp./LA	57,410
1,232	Wilshire Bancorp, Inc.	8,723
1,969	Wintrust Financial Corp.	56,412
1,000	World Acceptance Corp.*	44,060
		5,349,207
	Health Care - 8.4%

1,396	Abaxis, Inc.*	37,692
4,492	Affymetrix, Inc.*	18,687
692	Air Methods Corp.*	34,067
4,242	Align Technology, Inc.*	74,193
509	Almost Family, Inc.*	18,039
1,805	Amedisys, Inc.*	51,226
4,756	American Medical Systems Holdings, Inc.*	85,275
3,194	AMERIGROUP Corp.*	137,438
2,463	AMN Healthcare Services, Inc.*	13,793
1,959	Amsurg Corp.*	36,006
819	Analogic Corp.	38,059
2,332	Arqule, Inc.*	12,663
1,531	Bio-Reference Labs, Inc.*	32,105
1,857	Cambrex Corp.*	7,929
828	Cantel Medical Corp.	16,717
2,463	Catalyst Health Solutions, Inc.*	105,712
3,106	Centene Corp.*	72,215
1,450	Chemed Corp.	88,363
686	Computer Programs & Systems, Inc.	32,029
1,856	CONMED Corp.*	39,923
2,953	Cooper Cos., Inc. (The)	157,986
415	Corvel Corp.*	18,961
1,964	Cross Country Healthcare, Inc.*	15,084
1,824	CryoLife, Inc.*	10,287
3,690	Cubist Pharmaceuticals, Inc.*	80,110
1,514	Cyberonics, Inc.*	40,681
1,094	Dionex Corp.*	99,740
1,353	Emergent Biosolutions, Inc.*	24,787
817	Ensign Group, Inc. (The)	17,574
2,116	Enzo Biochem, Inc.*	9,310
2,680	eResearchTechnology, Inc.*	15,035
1,110	Genoptix, Inc.*	18,948
1,887	Gentiva Health Services, Inc.*	43,363
1,474	Greatbatch, Inc.*	32,295
1,543	Haemonetics Corp.*	90,713
2,020	Hanger Orthopedic Group, Inc.*	38,744
3,579	Healthspring, Inc.*	96,025
2,161	Healthways, Inc.*	20,854
636	Hi-Tech Pharmacal Co., Inc.*	15,124
1,718	HMS Holdings Corp.*	108,251
732	ICU Medical, Inc.*	26,828
1,323	Integra LifeSciences Holdings Corp.*	57,379
2,054	Invacare Corp.	55,437
1,016	IPC The Hospitalist Co., Inc.*	32,939
943	Kendle International, Inc.*	8,496
602	Kensey Nash Corp.*	16,338
594	Landauer, Inc.	38,972
1,181	LCA-Vision, Inc.*	6,118
970	LHC Group, Inc.*	25,657
2,112	Magellan Health Services, Inc.*	102,854
2,110	Martek Biosciences Corp.*	46,420
1,283	MedCath Corp.*	16,191
2,576	Meridian Bioscience, Inc.	57,239
1,786	Merit Medical Systems, Inc.*	27,219
1,044	Molina Healthcare, Inc.*	26,507
776	MWI Veterinary Supply, Inc.*	47,414
1,798	Natus Medical, Inc.*	23,122
1,426	Neogen Corp.*	52,976
2,057	Omnicell, Inc.*	27,564
1,173	Palomar Medical Technologies, Inc.*	14,604
2,219	Par Pharmaceutical Cos., Inc.*	79,729
3,699	Parexel International Corp.*	64,954
1,942	PharMerica Corp.*	21,090
3,532	PSS World Medical, Inc.*	72,759
1,208	Quality Systems, Inc.	77,904
4,526	Regeneron Pharmaceuticals, Inc.*	130,439
1,573	RehabCare Group, Inc.*	31,822
3,617	Salix Pharmaceuticals Ltd.*	161,499
4,278	Savient Pharmaceuticals, Inc.*	50,523
1,104	SurModics, Inc.*	10,212
2,278	Symmetry Medical, Inc.*	18,611
4,934	ViroPharma, Inc.*	76,230
2,108	West Pharmaceutical Services, Inc.	79,935
1,358	Zoll Medical Corp.*	45,384
		3,537,368
	Industrials - 10.7%

2,091	A. O. Smith Corp.	82,406
746	AAON, Inc.	19,135
2,470	AAR Corp.*	60,663
2,966	ABM Industries, Inc.	68,307
4,307	Actuant Corp., Class A	101,774
1,446	Administaff, Inc.	40,907
944	Aerovironment, Inc.*	23,317
1,750	Albany International Corp., Class A	36,925
973	Allegiant Travel Co.	48,582
570	American Science & Engineering, Inc.	45,953
1,771	Apogee Enterprises, Inc.	19,924
2,361	Applied Industrial Technologies, Inc.	70,547
844	Applied Signal Technology, Inc.	27,734
1,604	Arkansas Best Corp.	39,515
1,262	Astec Industries, Inc.*	37,797
789	AZZ, Inc.	29,406
951	Badger Meter, Inc.	40,341
2,851	Barnes Group, Inc.	54,426
2,962	Belden, Inc.	98,575
3,326	Brady Corp., Class A	102,873
3,168	Briggs & Stratton Corp.	55,155
582	Cascade Corp.	21,255
803	CDI Corp.	13,771
1,615	Ceradyne, Inc.*	42,668
1,082	CIRCOR International, Inc.	42,739
3,193	CLARCOR, Inc.	129,987
2,410	Comfort Systems USA, Inc.	26,871
634	Consolidated Graphics, Inc.*	30,153
988	Cubic Corp.	45,082
2,903	Curtiss-Wright Corp.	90,196
1,918	Dolan Co. (The)*	26,277
2,458	Dycom Industries, Inc.*	32,495
4,203	EMCOR Group, Inc.*	112,640
1,203	Encore Wire Corp.	27,404
1,303	EnPro Industries, Inc.*	47,755
1,675	ESCO Technologies, Inc.	58,759
1,902	Esterline Technologies Corp.*	111,990
878	Exponent, Inc.*	30,660
3,924	Federal Signal Corp.	25,153
1,836	Forward Air Corp.	50,527
1,176	G&K Services, Inc., Class A	32,622
3,667	GenCorp, Inc.*	18,005
4,107	Geo Group, Inc. (The)*	98,979
1,916	Gibraltar Industries, Inc.*	19,486

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,894	Griffon Corp.*	$35,075
4,164	Healthcare Services Group, Inc.	66,332
3,177	Heartland Express, Inc.	49,085
1,106	Heidrick & Struggles International, Inc.	22,972
2,358	HUB Group, Inc., Class A*	76,942
1,587	II-VI, Inc.*	64,797
2,488	Insituform Technologies, Inc., Class A*	55,084
3,980	Interface, Inc., Class A	57,471
1,783	John Bean Technologies Corp.	32,896
1,643	Kaman Corp.	46,283
2,121	Kaydon Corp.	74,193
1,768	Kelly Services, Inc., Class A*	31,603
3,871	Knight Transportation, Inc.	74,633
255	Lawson Products, Inc.	5,128
791	Lindsay Corp.	46,701
1,081	Lydall, Inc.*	7,816
2,307	Mobile Mini, Inc.*	41,687
2,877	Moog, Inc., Class A*	106,046
2,386	Mueller Industries, Inc.	72,749
1,068	NCI Building Systems, Inc.*	11,118
2,659	Old Dominion Freight Line, Inc.*	76,792
2,308	On Assignment, Inc.*	15,856
3,649	Orbital Sciences Corp.*	59,479
1,704	Orion Marine Group, Inc.*	22,902
556	Powell Industries, Inc.*	19,560
2,403	Quanex Building Products Corp.	39,746
2,088	Robbins & Myers, Inc.	64,749
1,016	School Specialty, Inc.*	12,832
3,277	SFN Group, Inc.*	28,084
2,475	Simpson Manufacturing Co., Inc.	64,028
3,541	Skywest, Inc.	57,329
807	Standard Register Co. (The)	2,397
790	Standex International Corp.	23,621
2,581	SYKES Enterprises, Inc.*	47,490
2,295	Teledyne Technologies, Inc.*	92,305
3,911	Tetra Tech, Inc.*	90,383
1,960	Toro Co. (The)	114,092
1,435	Tredegar Corp.	26,734
1,041	Triumph Group, Inc.	87,579
2,794	TrueBlue, Inc.*	46,045
918	Unifirst Corp.	47,066
1,463	United Stationers, Inc.*	92,857
1,227	Universal Forest Products, Inc.	40,098
1,301	Viad Corp.	30,899
1,243	Vicor Corp.	20,858
771	Volt Information Sciences, Inc.*	5,150
1,823	Watts Water Technologies, Inc., Class A	59,339
		4,506,617
	Information Technology - 13.7%

2,409	Advanced Energy Industries, Inc.*	28,137
1,285	Agilysys, Inc.*	6,592
1,754	Anixter International, Inc.	97,996
7,833	Arris Group, Inc.*	78,408
1,994	ATMI, Inc.*	35,792
1,831	Avid Technology, Inc.*	28,527
736	Bel Fuse, Inc., Class B	16,523
3,894	Benchmark Electronics, Inc.*	62,577
1,112	Black Box Corp.	39,843
2,741	Blackbaud, Inc.	69,375
2,700	Blue Coat Systems, Inc.*	71,820
1,984	Bottomline Technologies, Inc.*	37,557
4,477	Brightpoint, Inc.*	36,711
4,111	Brooks Automation, Inc.*	29,805
1,458	Cabot Microelectronics Corp.*	57,547
1,914	CACI International, Inc., Class A*	96,332
1,321	CEVA, Inc.*	30,647
2,502	Checkpoint Systems, Inc.*	44,886
4,382	Ciber, Inc.*	14,724
2,515	Cognex Corp.	70,319
1,492	Cohu, Inc.	21,604
2,736	CommVault Systems, Inc.*	79,700
1,443	Compellent Technologies, Inc.*	37,518
1,579	comScore, Inc.*	34,738
1,793	Comtech Telecommunications Corp.	53,180
2,826	Concur Technologies, Inc.*	144,719
2,159	CSG Systems International, Inc.*	40,632
2,151	CTS Corp.	22,134
1,847	Cymer, Inc.*	70,315
10,019	Cypress Semiconductor Corp.*	156,998
2,175	Daktronics, Inc.	29,319
2,552	DealerTrack Holdings, Inc.*	48,743
1,572	DG FastChannel, Inc.*	39,662
1,579	Digi International, Inc.*	15,158
2,248	Diodes, Inc.*	55,526
1,464	DSP Group, Inc.*	11,200
1,073	DTS, Inc.*	50,367
2,166	Ebix, Inc.*	44,945
1,487	Electro Scientific Industries, Inc.*	22,216
971	EMS Technologies, Inc.*	18,051
2,891	Epicor Software Corp.*	27,060
2,124	EPIQ Systems, Inc.	27,060
2,769	Exar Corp.*	18,552
1,022	FARO Technologies, Inc.*	26,541
2,406	FEI Co.*	57,263
947	Forrester Research, Inc.*	32,814
1,594	Gerber Scientific, Inc.*	11,541
6,133	Harmonic, Inc.*	41,459
2,393	Heartland Payment Systems, Inc.	37,785
1,527	Hittite Microwave Corp.*	87,405
1,482	Hutchinson Technology, Inc.*	4,594
1,821	iGate Corp.	36,420
2,269	Infospace, Inc.*	17,517
2,930	Insight Enterprises, Inc.*	36,947
1,109	Integral Systems, Inc.*	10,114
814	Interactive Intelligence, Inc.*	22,011
3,133	Intermec, Inc.*	35,434
1,409	Intevac, Inc.*	18,740
2,851	j2 Global Communications, Inc.*	76,350
2,615	JDA Software Group, Inc.*	69,049
868	Keithley Instruments, Inc.	18,723
1,899	Knot, Inc. (The)*	17,756
4,221	Kopin Corp.*	16,968
4,438	Kulicke & Soffa Industries, Inc.*	29,424
1,080	Liquidity Services, Inc.*	16,708
1,385	Littelfuse, Inc.	64,084
1,025	LogMeIn, Inc.*	44,885
1,160	LoJack Corp.*	5,719
1,380	Manhattan Associates, Inc.*	42,904
1,083	MAXIMUS, Inc.	65,738
1,499	Mercury Computer Systems, Inc.*	26,697
2,369	Methode Electronics, Inc.	24,188
3,159	Micrel, Inc.	39,108
5,260	Microsemi Corp.*	116,456
549	MicroStrategy, Inc., Class A*	47,516
3,174	MKS Instruments, Inc.*	64,654
2,288	Monolithic Power Systems, Inc.*	36,905
1,040	MTS Systems Corp.	39,853
495	NCI, Inc., Class A*	10,875
2,228	Netgear, Inc.*	70,806
2,234	Netscout Systems, Inc.*	49,349

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,904	Network Equipment Technologies, Inc.*	$7,730
2,323	Newport Corp.*	33,753
1,975	Novatel Wireless, Inc.*	19,375
1,320	Oplink Communications, Inc.*	22,823
1,152	OSI Systems, Inc.*	40,170
1,303	Park Electrochemical Corp.	35,702
1,212	PC-Tel, Inc.*	7,611
1,957	Perficient, Inc.*	22,075
1,613	Pericom Semiconductor Corp.*	16,114
2,557	Plexus Corp.*	69,384
1,753	Power Integrations, Inc.	70,628
2,709	Progress Software Corp.*	104,486
2,610	Pulse Electronics Corp.	10,701
2,018	Radiant Systems, Inc.*	36,425
1,525	Radisys Corp.*	13,771
1,471	RightNow Technologies, Inc.*	37,260
1,781	Rofin-Sinar Technologies, Inc.*	51,133
998	Rogers Corp.*	32,924
1,976	Rudolph Technologies, Inc.*	14,741
1,705	ScanSource, Inc.*	49,735
1,696	Sigma Designs, Inc.*	20,352
1,940	Smith Micro Software, Inc.*	28,984
3,009	Sonic Solutions, Inc.*	30,030
1,735	Sourcefire, Inc.*	47,071
740	Stamps.com, Inc.	9,738
1,418	Standard Microsystems Corp.*	38,641
756	StarTek, Inc.*	3,228
1,298	Stratasys, Inc.*	43,898
1,551	Super Micro Computer, Inc.*	15,975
820	Supertex, Inc.*	20,508
2,780	Symmetricom, Inc.*	18,487
2,156	Synaptics, Inc.*	61,446
1,516	Synchronoss Technologies, Inc.*	39,401
1,470	SYNNEX Corp.*	42,130
5,352	Take-Two Interactive Software, Inc.*	59,220
2,505	Taleo Corp., Class A*	76,904
4,327	Tekelec*	53,438
1,846	TeleTech Holdings, Inc.*	35,000
3,183	Tessera Technologies, Inc.*	63,374
4,295	THQ, Inc.*	21,905
653	Tollgrade Communications, Inc.*	5,590
9,831	TriQuint Semiconductor, Inc.*	117,087
2,741	TTM Technologies, Inc.*	36,332
1,601	Tyler Technologies, Inc.*	32,676
1,514	Ultratech, Inc.*	27,812
5,518	United Online, Inc.	35,122
4,725	Varian Semiconductor Equipment Associates, Inc.*	148,979
2,557	Veeco Instruments, Inc.*	112,457
2,536	Viasat, Inc.*	104,889
1,704	Volterra Semiconductor Corp.*	38,374
2,658	Websense, Inc.*	55,100
2,394	Wright Express Corp.*	103,110
		5,738,614
	Materials - 3.0%

1,997	A. Schulman, Inc.	40,439
1,061	A.M. Castle & Co.*	16,063
1,588	AMCOL International Corp.	44,353
1,306	American Vanguard Corp.	8,907
1,591	Arch Chemicals, Inc.	55,239
1,784	Balchem Corp.	55,233
1,285	Brush Engineered Materials, Inc.*	45,232
2,485	Buckeye Technologies, Inc.	49,501
3,523	Calgon Carbon Corp.*	49,216
3,539	Century Aluminum Co.*	48,997
728	Clearwater Paper Corp.*	58,604
683	Deltic Timber Corp.	35,523
2,778	Eagle Materials, Inc.	69,061
3,101	H.B. Fuller Co.	65,028
3,833	Headwaters, Inc.*	14,910
925	Kaiser Aluminum Corp.	43,382
2,422	KapStone Paper and Packaging Corp.*	35,652
1,018	LSB Industries, Inc.*	23,475
2,211	Myers Industries, Inc.	21,226
930	Neenah Paper, Inc.	17,131
570	Olympic Steel, Inc.	11,993
1,958	OM Group, Inc.*	73,621
722	Penford Corp.*	4,310
5,874	PolyOne Corp.*	73,190
704	Quaker Chemical Corp.	26,738
1,907	RTI International Metals, Inc.*	54,102
1,165	Schweitzer-Mauduit International, Inc.	73,174
487	Stepan Co.	34,358
1,760	Texas Industries, Inc.	66,317
3,108	Wausau Paper Corp.	23,963
1,375	Zep, Inc.	24,956
		1,263,894
	Telecommunication Services - 0.4%

572	Atlantic Tele-Network, Inc.	19,614
1,928	Cbeyond, Inc.*	25,411
2,489	General Communication, Inc., Class A*	28,051
2,093	Neutral Tandem, Inc.*	30,076
1,905	NTELOS Holdings Corp.	32,347
1,404	USA Mobility, Inc.	23,896
		159,395
	Utilities - 2.7%

1,944	Allete, Inc.	68,682
1,176	American States Water Co.	43,018
3,463	Avista Corp.	74,004
783	Central Vermont Public Service Corp.	15,817
1,001	CH Energy Group, Inc.	46,687
2,779	El Paso Electric Co.*	73,199
1,413	Laclede Group, Inc. (The)	49,949
2,620	New Jersey Resources Corp.	112,948
1,684	Northwest Natural Gas Co.	82,213
2,294	NorthWestern Corp.	66,090
4,511	Piedmont Natural Gas Co., Inc.	133,435
1,893	South Jersey Industries, Inc.	96,903
2,874	Southwest Gas Corp.	100,676
3,209	UIL Holdings Corp.	94,248
2,274	UniSource Energy Corp.	79,977
		1,137,846
	Total Common Stocks (Cost $26,928,136)	28,680,017

Principal Amount
	U.S. Government & Agency Securities (a) - 6.0%
	Federal Home Loan Bank
$844,102	0.07%, due 12/01/10	844,102
1,662,215	0.09%, due 12/06/10	1,662,215
	Total U.S. Government & Agency Securities (Cost $2,506,317)	2,506,317

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 13.8%
$5,777,444	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,777,522	$5,777,444
	Total Repurchase Agreements (Cost $5,777,444)	5,777,444
	Total Investment Securities (Cost $35,211,897) — 88.1%	36,963,778
	Other assets less liabilities — 11.9%	4,989,390
	Net Assets — 100.0%	$41,953,168

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $5,366,876.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,751,588
Aggregate gross unrealized depreciation	(4,482,421)
Net unrealized depreciation	$(730,833)
Federal income tax cost of investments	$37,694,611

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P SmallCap 600 Futures Contracts	25	12/17/10	$964,750	$117,453

Cash collateral in the amount of $91,515 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$24,932,586	$3,666,338

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	3,065,789	306,151

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	4,459,650	(308,953)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	2,131,083	313,871

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	8,261,606	(97,169)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	11,429,374	1,100,264

		$4,980,502

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 52.7%
	Consumer Discretionary - 7.4%

2,587	1-800-Flowers.com, Inc., Class A*	$5,148
4,576	99 Cents Only Stores*	71,889
1,789	A.H. Belo Corp., Class A*	15,743
2,547	AFC Enterprises, Inc.*	33,824
1,901	Ambassadors Group, Inc.	20,930
3,286	American Apparel, Inc.*	4,600
5,975	American Axle & Manufacturing Holdings, Inc.*	64,171
3,936	American Greetings Corp., Class A	78,996
1,828	American Public Education, Inc.*	62,463
936	America’s Car-Mart, Inc.*	23,746
2,149	Amerigon, Inc.*	22,565
2,631	Ameristar Casinos, Inc.	46,990
5,854	AnnTaylor Stores Corp.*	157,531
2,651	Arbitron, Inc.	77,462
1,207	Arctic Cat, Inc.*	17,996
2,891	Asbury Automotive Group, Inc.*	45,504
1,420	Ascent Media Corp., Class A*	43,892
1,724	Audiovox Corp., Class A*	11,809
1,413	Ballantyne Strong, Inc.*	9,693
3,837	Barnes & Noble, Inc.	53,795
435	Beasley Broadcasting Group, Inc., Class A*	1,757
7,432	Beazer Homes USA, Inc.*	30,917
3,259	bebe stores, inc.	20,988
9,077	Belo Corp., Class A*	52,647
2,168	Big 5 Sporting Goods Corp.	29,918
140	Biglari Holdings, Inc.*	54,362
2,237	BJ’s Restaurants, Inc.*	81,986
1,258	Blue Nile, Inc.*	62,208
1,429	Bluegreen Corp.*	4,130
537	Blyth, Inc.	23,939
3,032	Bob Evans Farms, Inc.	94,416
1,171	Bon-Ton Stores, Inc. (The)*	15,715
705	Books-A-Million, Inc.	4,491
4,951	Borders Group, Inc.*	5,298
5,368	Boyd Gaming Corp.*	47,990
1,942	Bridgepoint Education, Inc.*	29,713
946	Brookfield Homes Corp.*	8,344
4,321	Brown Shoe Co., Inc.	61,445
8,812	Brunswick Corp.	140,551
2,600	Buckle, Inc. (The)	99,190
1,808	Buffalo Wild Wings, Inc.*	87,670
1,716	Build-A-Bear Workshop, Inc.*	10,639
4,002	Cabela’s, Inc.*	89,044
1,922	California Pizza Kitchen, Inc.*	32,501
6,410	Callaway Golf Co.	49,101
1,651	Cambium Learning Group, Inc.*	4,920
1,668	Capella Education Co.*	91,390
723	Caribou Coffee Co., Inc.*	7,910
1,008	Carmike Cinemas, Inc.*	8,457
1,235	Carrols Restaurant Group, Inc.*	8,756
5,911	Carter’s, Inc.*	187,142
4,147	Casual Male Retail Group, Inc.*	19,906
2,773	Cato Corp. (The), Class A	79,169
653	Cavco Industries, Inc.*	23,808
2,185	CEC Entertainment, Inc.*	81,981
11,533	Charming Shoppes, Inc.*	43,883
6,014	Cheesecake Factory, Inc. (The)*	191,666
769	Cherokee, Inc.	15,149
2,761	Children’s Place Retail Stores, Inc. (The)*	143,324
3,564	Christopher & Banks Corp.	18,996
1,134	Churchill Downs, Inc.	44,895
5,668	Cinemark Holdings, Inc.	99,473
1,476	Citi Trends, Inc.*	34,966
5,531	CKX, Inc.*	22,843
3,156	Coinstar, Inc.*	203,373
6,014	Coldwater Creek, Inc.*	20,327
6,449	Collective Brands, Inc.*	108,924
1,139	Columbia Sportswear Co.	63,374
977	Conn’s, Inc.*	3,126
6,097	Cooper Tire & Rubber Co.	127,366
1,063	Core-Mark Holding Co., Inc.*	38,481
8,772	Corinthian Colleges, Inc.*	36,228
521	CPI Corp.	14,828
2,373	Cracker Barrel Old Country Store, Inc.	124,962
8,541	CROCS, Inc.*	149,852
2,497	Crown Media Holdings, Inc., Class A*	6,567
744	CSS Industries, Inc.	13,593
880	Culp, Inc.*	9,064
2,171	Cumulus Media, Inc., Class A*	7,707
13,933	Dana Holding Corp.*	210,528
3,852	Deckers Outdoor Corp.*	296,219
594	Delta Apparel, Inc.*	7,395
9,881	Denny’s Corp.*	36,164
499	Destination Maternity Corp.*	19,102
4,980	Dex One Corp.*	23,655
4,314	Dillard’s, Inc., Class A	134,511
1,781	DineEquity, Inc.*	95,141
3,681	Domino’s Pizza, Inc.*	54,368
1,128	Dorman Products, Inc.*	44,567
5,913	Dress Barn, Inc. (The)*	146,051
1,897	Drew Industries, Inc.*	38,319
9,240	Drugstore.com, Inc.*	15,893
1,408	DSW, Inc., Class A*	55,053
3,148	E.W. Scripps Co. (The), Class A*	28,426
26,749	Eastman Kodak Co.*	125,988
555	Einstein Noah Restaurant Group, Inc.*	7,093
2,525	Empire Resorts, Inc.*	2,601
2,344	Entercom Communications Corp., Class A*	20,369
4,835	Entravision Communications Corp., Class A*	12,039
2,456	Ethan Allen Interiors, Inc.	40,499
7,523	Exide Technologies*	61,538
1,589	Express, Inc.*	23,962
5,061	Finish Line (The), Class A	90,339
650	Fisher Communications, Inc.*	13,032
3,910	Fred’s, Inc., Class A	50,009
1,423	Fuel Systems Solutions, Inc.*	49,179
4,662	Furniture Brands International, Inc.*	20,559
1,536	G-III Apparel Group Ltd.*	42,040
1,585	Gaiam, Inc., Class A	11,919
3,452	Gaylord Entertainment Co.*	118,507
2,393	Genesco, Inc.*	92,035
2,304	Global Sources Ltd.*	20,851
535	Gordmans Stores, Inc.*	6,827
3,085	Grand Canyon Education, Inc.*	58,738
4,825	Gray Television, Inc.*	9,602
2,443	Group 1 Automotive, Inc.	94,617
3,858	Harte-Hanks, Inc.	47,994
1,813	Haverty Furniture Cos., Inc.	21,774
3,053	Helen of Troy Ltd.*	72,112
1,309	hhgregg, Inc.*	32,817
2,865	Hibbett Sports, Inc.*	98,126
1,072	Hooker Furniture Corp.	12,189

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,428	HOT Topic, Inc.	$27,144
5,188	Hovnanian Enterprises, Inc., Class A*	19,247
3,869	HSN, Inc.*	109,686
7,188	Iconix Brand Group, Inc.*	134,272
3,963	Interval Leisure Group, Inc.*	65,667
2,094	iRobot Corp.*	42,508
1,563	Isle of Capri Casinos, Inc.*	13,739
5,478	Jack in the Box, Inc.*	110,190
2,779	Jakks Pacific, Inc.*	53,496
5,915	Jamba, Inc.*	11,948
2,725	Jo-Ann Stores, Inc.*	131,999
4,229	Joe’s Jeans, Inc.*	6,724
433	Johnson Outdoors, Inc., Class A*	5,607
8,677	Jones Group, Inc. (The)	117,487
2,742	JoS. A. Bank Clothiers, Inc.*	123,500
4,179	Journal Communications, Inc., Class A*	18,973
2,502	K12, Inc.*	64,151
758	Kenneth Cole Productions, Inc., Class A*	10,256
1,251	Kid Brands, Inc.*	11,772
1,663	Kirkland’s, Inc.*	19,873
3,036	Knology, Inc.*	46,724
5,813	Krispy Kreme Doughnuts, Inc.*	34,820
2,608	K-Swiss, Inc., Class A*	32,652
465	Lacrosse Footwear, Inc.	7,170
5,131	La-Z-Boy, Inc.*	38,636
3,364	Leapfrog Enterprises, Inc.*	19,108
614	Learning Tree International, Inc.	6,091
4,470	Lee Enterprises, Inc.*	8,582
1,610	Libbey, Inc.*	23,297
4,154	Life Time Fitness, Inc.*	163,834
921	Lifetime Brands, Inc.*	13,576
2,862	LIN TV Corp., Class A*	12,965
1,635	Lincoln Educational Services Corp.*	23,969
6,762	Lions Gate Entertainment Corp.*	48,754
2,156	Lithia Motors, Inc., Class A	27,942
14,009	Live Nation Entertainment, Inc.*	150,737
9,406	Liz Claiborne, Inc.*	68,758
2,495	LodgeNet Interactive Corp.*	7,734
2,214	Lumber Liquidators Holdings, Inc.*	52,118
1,844	M/I Homes, Inc.*	21,261
1,163	Mac-Gray Corp.	16,270
2,281	Maidenform Brands, Inc.*	62,591
2,025	Marcus Corp.	26,244
988	Marine Products Corp.*	6,303
2,195	MarineMax, Inc.*	16,748
2,643	Martha Stewart Living Omnimedia, Class A*	12,528
3,008	Matthews International Corp., Class A	97,700
5,935	McClatchy Co. (The), Class A*	18,755
1,478	McCormick & Schmick’s Seafood Restaurants, Inc.*	12,918
2,193	Media General, Inc., Class A*	9,342
3,983	Mediacom Communications Corp., Class A*	33,656
5,238	Men’s Wearhouse, Inc. (The)	149,388
3,192	Meritage Homes Corp.*	60,552
1,421	Midas, Inc.*	11,084
4,605	Modine Manufacturing Co.*	63,825
879	Monarch Casino & Resort, Inc.*	10,557
1,977	Monro Muffler Brake, Inc.	97,743
2,151	Morgans Hotel Group Co.*	16,434
1,546	Movado Group, Inc.*	18,552
2,732	Multimedia Games, Inc.*	11,802
779	National American University Holdings, Inc.	5,344
5,275	National CineMedia, Inc.	98,431
477	National Presto Industries, Inc.	55,380
2,505	New York & Co., Inc.*	8,642
1,062	Nexstar Broadcasting Group, Inc., Class A*	5,735
2,676	NutriSystem, Inc.	55,313
1,786	O’Charleys, Inc.*	12,359
8,442	OfficeMax, Inc.*	144,274
1,964	Orbitz Worldwide, Inc.*	10,723
9,036	Orient-Express Hotels Ltd., Class A*	104,547
1,171	Outdoor Channel Holdings, Inc.*	7,611
1,466	Overstock.com, Inc.*	22,606
1,377	Oxford Industries, Inc.	34,012
2,302	P.F. Chang’s China Bistro, Inc.	116,343
6,613	Pacific Sunwear of California, Inc.*	41,596
2,078	Papa John’s International, Inc.*	53,218
1,168	Peet’s Coffee & Tea, Inc.*	44,536
4,402	Penske Automotive Group, Inc.*	66,426
5,223	PEP Boys-Manny Moe & Jack	64,713
1,001	Perry Ellis International, Inc.*	27,237
2,289	PetMed Express, Inc.	40,584
10,406	Pier 1 Imports, Inc.*	101,563
6,029	Pinnacle Entertainment, Inc.*	80,306
2,141	Playboy Enterprises, Inc., Class B*	10,448
3,100	Polaris Industries, Inc.	225,339
4,932	Pool Corp.	104,509
746	Pre-Paid Legal Services, Inc.*	48,251
1,661	PRIMEDIA, Inc.	8,355
1,857	Princeton Review, Inc.*	1,764
12,900	Quiksilver, Inc.*	55,470
840	R.G. Barry Corp.	9,660
3,118	Radio One, Inc., Class D*	3,367
2,144	RC2 Corp.*	47,490
478	ReachLocal, Inc.*	8,241
1,201	Red Lion Hotels Corp.*	9,212
1,552	Red Robin Gourmet Burgers, Inc.*	28,759
5,716	Regis Corp.	101,859
6,553	Rent-A-Center, Inc.	182,436
933	Rentrak Corp.*	24,631
2,301	Retail Ventures, Inc.*	37,736
6,421	Ruby Tuesday, Inc.*	82,125
1,464	Rue21, Inc.*	43,935
2,985	Ruth’s Hospitality Group, Inc.*	14,746
4,388	Ryland Group, Inc.	63,977
13,475	Saks, Inc.*	150,111
9,385	Sally Beauty Holdings, Inc.*	129,044
3,036	Scholastic Corp.	85,312
6,471	Scientific Games Corp., Class A*	52,092
4,782	Sealy Corp.*	14,442
5,436	Select Comfort Corp.*	47,782
518	Shiloh Industries, Inc.*	5,765
909	Shoe Carnival, Inc.*	25,216
5,334	Shuffle Master, Inc.*	57,234
2,672	Shutterfly, Inc.*	88,176
4,503	Sinclair Broadcast Group, Inc., Class A	34,898
3,444	Skechers U.S.A., Inc., Class A*	79,522
682	Skyline Corp.	12,944
5,950	Smith & Wesson Holding Corp.*	22,848
3,970	Sonic Automotive, Inc., Class A*	49,149
6,089	Sonic Corp.*	56,993

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,676	Sotheby’s	$267,774
3,272	Spartan Motors, Inc.	17,309
1,235	Speedway Motorsports, Inc.	18,192
3,854	Stage Stores, Inc.	58,311
1,951	Standard Motor Products, Inc.	24,544
10,640	Standard Pacific Corp.*	37,878
2,688	Stein Mart, Inc.*	26,611
1,476	Steiner Leisure Ltd.*	59,365
567	Steinway Musical Instruments, Inc.*	9,781
2,441	Steven Madden Ltd.*	110,455
8,103	Stewart Enterprises, Inc., Class A	45,944
1,522	Stoneridge, Inc.*	19,786
1,906	Sturm Ruger & Co., Inc.	30,496
1,072	Summer Infant, Inc.*	7,729
2,304	Superior Industries International, Inc.	44,790
1,274	SuperMedia, Inc.*	5,758
1,072	Systemax, Inc.*	13,915
6,991	Talbots, Inc.*	80,396
5,949	Tenneco, Inc.*	216,901
5,714	Texas Roadhouse, Inc.*	97,652
4,117	Timberland Co. (The), Class A*	102,019
2,531	True Religion Apparel, Inc.*	56,770
2,938	Tuesday Morning Corp.*	15,278
1,302	U.S. Auto Parts Network, Inc.*	10,403
3,126	Ulta Salon Cosmetics & Fragrance, Inc.*	109,254
3,505	Under Armour, Inc., Class A*	202,344
1,362	Unifi, Inc.*	19,363
1,358	Universal Electronics, Inc.*	37,318
2,097	Universal Technical Institute, Inc.	43,429
3,609	Vail Resorts, Inc.*	163,416
4,960	Valassis Communications, Inc.*	161,448
136	Value Line, Inc.	1,958
1,428	Vitacost.com, Inc.*	8,854
1,586	Vitamin Shoppe, Inc.*	46,803
1,922	Volcom, Inc.	34,596
4,423	Warnaco Group, Inc. (The)*	238,179
4,452	Warner Music Group Corp.*	21,459
1,446	West Marine, Inc.*	13,838
524	Westwood One, Inc.*	4,941
10,119	Wet Seal, Inc. (The), Class A*	33,089
705	Weyco Group, Inc.	17,068
238	Winmark Corp.	7,652
2,898	Winnebago Industries, Inc.*	30,371
4,938	Wolverine World Wide, Inc.	154,312
2,400	World Wrestling Entertainment, Inc., Class A	33,648
2,046	Zumiez, Inc.*	65,083
		15,238,636
	Consumer Staples - 1.6%

354	Alico, Inc.	8,195
8,870	Alliance One International, Inc.*	34,416
1,830	Andersons, Inc. (The)	59,146
119	Arden Group, Inc., Class A	9,639
4,742	B&G Foods, Inc.	60,603
863	Boston Beer Co., Inc., Class A*	70,490
180	Bridgford Foods Corp.	2,286
1,095	Calavo Growers, Inc.	25,284
1,401	Cal-Maine Foods, Inc.	42,955
3,768	Casey’s General Stores, Inc.	149,759
824	Cellu Tissue Holdings, Inc.*	9,822
5,635	Central Garden and Pet Co., Class A*	52,631
4,471	Chiquita Brands International, Inc.*	49,986
422	Coca-Cola Bottling Co. Consolidated	24,687
8,206	Darling International, Inc.*	95,025
2,172	Diamond Foods, Inc.	101,085
3,576	Dole Food Co., Inc.*	33,865
2,419	Elizabeth Arden, Inc.*	51,549
671	Farmer Bros Co.	11,689
1,777	Female Health Co. (The)	10,147
3,946	Fresh Del Monte Produce, Inc.	86,654
3,178	Great Atlantic & Pacific Tea Co.*	9,534
237	Griffin Land & Nurseries, Inc.	6,906
4,075	Hain Celestial Group, Inc. (The)*	108,028
900	Harbinger Group, Inc.*	4,203
8,837	Heckmann Corp.*	34,199
1,212	Imperial Sugar Co.	16,677
1,250	Ingles Markets, Inc., Class A	23,313
1,421	Inter Parfums, Inc.	25,947
1,415	J&J Snack Foods Corp.	64,736
784	John B. Sanfilippo & Son, Inc.*	9,337
1,926	Lancaster Colony Corp.	100,287
2,575	Lance, Inc.	60,281
483	Lifeway Foods, Inc.*	4,598
809	Limoneira Co.	17,644
1,341	Medifast, Inc.*	32,667
1,167	MGP Ingredients, Inc.	10,631
1,252	Nash Finch Co.	46,261
1,105	National Beverage Corp.	14,464
755	Nature’s Sunshine Products, Inc.*	6,531
4,903	Nu Skin Enterprises, Inc., Class A	154,984
923	Nutraceutical International Corp.*	13,725
510	Oil-Dri Corp. of America	11,429
2,263	Pantry, Inc. (The)*	46,482
4,841	Pilgrim’s Pride Corp.*	32,144
4,163	Prestige Brands Holdings, Inc.*	48,999
1,574	Pricesmart, Inc.	52,839
1,062	Revlon, Inc., Class A*	10,535
55,492	Rite Aid Corp.*	52,146
4,365	Ruddick Corp.	160,457
2,264	Sanderson Farms, Inc.	100,205
1,145	Schiff Nutrition International, Inc.	9,423
834	Seneca Foods Corp., Class A*	19,841
6,232	Smart Balance, Inc.*	22,809
2,242	Spartan Stores, Inc.	36,679
1,812	Spectrum Brands Holdings, Inc.*	48,978
9,598	Star Scientific, Inc.*	17,852
745	Susser Holdings Corp.*	10,013
1,902	Synutra International, Inc.*	24,289
2,391	Tootsie Roll Industries, Inc.	63,696
3,464	TreeHouse Foods, Inc.*	172,092
4,777	United Natural Foods, Inc.*	178,851
2,406	Universal Corp.	98,429
600	USANA Health Sciences, Inc.*	25,272
4,515	Vector Group Ltd.	82,579
616	Village Super Market, Inc., Class A	19,416
1,652	WD-40 Co.	64,577
1,097	Weis Markets, Inc.	42,278
5,483	Winn-Dixie Stores, Inc.*	33,337
		3,240,513
	Energy - 3.3%

6,695	Abraxas Petroleum Corp.*	28,521
3,570	Allis-Chalmers Energy, Inc.*	22,919
760	Alon USA Energy, Inc.	4,210
5,000	American Oil & Gas, Inc.*	48,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
907	Apco Oil and Gas International, Inc.	$34,239
1,294	Approach Resources, Inc.*	23,641
4,431	ATP Oil & Gas Corp.*	65,224
2,307	Basic Energy Services, Inc.*	33,452
5,090	Berry Petroleum Co., Class A	193,980
4,573	Bill Barrett Corp.*	175,832
9,692	BPZ Resources, Inc.*	38,187
11,588	Brigham Exploration Co.*	291,438
3,580	Bristow Group, Inc.*	157,198
9,377	Cal Dive International, Inc.*	50,167
2,866	Callon Petroleum Co.*	16,967
4,747	CAMAC Energy, Inc.*	12,959
1,901	CARBO Ceramics, Inc.	184,682
3,100	Carrizo Oil & Gas, Inc.*	89,962
5,702	Cheniere Energy, Inc.*	31,760
583	Clayton Williams Energy, Inc.*	43,818
3,990	Clean Energy Fuels Corp.*	53,386
3,138	Cloud Peak Energy, Inc.*	65,804
7,740	Complete Production Services, Inc.*	220,203
1,178	Contango Oil & Gas Co.*	65,685
4,006	Crosstex Energy, Inc.	37,056
3,019	CVR Energy, Inc.*	36,319
781	Dawson Geophysical Co.*	21,884
1,351	Delek U.S. Holdings, Inc.	9,619
18,413	Delta Petroleum Corp.*	14,016
4,845	DHT Holdings, Inc.	21,270
3,383	Dril-Quip, Inc.*	261,980
2,006	Endeavour International Corp.*	20,699
2,879	Energy Partners Ltd.*	34,865
5,039	Energy XXI Bermuda Ltd.*	124,211
1,469	Evolution Petroleum Corp.*	8,858
4,310	FX Energy, Inc.*	25,472
4,342	Gastar Exploration Ltd.*	20,451
7,836	General Maritime Corp.	29,934
1,295	GeoResources, Inc.*	25,796
745	Global Geophysical Services, Inc.*	6,891
10,087	Global Industries Ltd.*	62,842
3,068	GMX Resources, Inc.*	13,591
3,621	Golar LNG Ltd.	50,368
2,432	Goodrich Petroleum Corp.*	31,981
1,594	Green Plains Renewable Energy, Inc.*	17,502
1,423	Gulf Island Fabrication, Inc.	38,080
2,316	GulfMark Offshore, Inc., Class A*	67,905
2,694	Gulfport Energy Corp.*	50,216
382	Hallador Energy Co.	4,393
3,309	Harvest Natural Resources, Inc.*	42,388
10,407	Helix Energy Solutions Group, Inc.*	146,010
11,425	Hercules Offshore, Inc.*	29,191
2,313	Hornbeck Offshore Services, Inc.*	51,002
1,793	Houston American Energy Corp.	30,858
13,063	International Coal Group, Inc.*	99,409
12,646	ION Geophysical Corp.*	90,925
113	Isramco, Inc.*	6,477
2,767	James River Coal Co.*	55,063
12,484	Key Energy Services, Inc.*	128,585
2,430	Knightsbridge Tankers Ltd.	55,258
15,514	Kodiak Oil & Gas Corp.*	77,570
1,748	L&L Energy, Inc.*	18,476
2,981	Lufkin Industries, Inc.	150,928
5,240	Magnum Hunter Resources Corp.*	32,174
2,622	Matrix Service Co.*	26,036
8,279	McMoRan Exploration Co.*	123,606
1,796	Miller Petroleum, Inc.*	9,339
1,205	Natural Gas Services Group, Inc.*	19,822
8,859	Newpark Resources, Inc.*	50,674
4,672	Nordic American Tanker Shipping	120,865
4,392	Northern Oil and Gas, Inc.*	100,357
4,808	Oasis Petroleum, Inc.*	122,027
2,543	Overseas Shipholding Group, Inc.	88,929
407	OYO Geospace Corp.*	30,875
713	Panhandle Oil and Gas, Inc., Class A	18,274
11,549	Parker Drilling Co.*	46,196
7,780	Patriot Coal Corp.*	125,880
4,524	Penn Virginia Corp.	71,751
1,916	Petroleum Development Corp.*	68,248
5,496	Petroquest Energy, Inc.*	38,087
1,317	PHI, Inc. (Non-Voting)*	22,257
5,389	Pioneer Drilling Co.*	36,915
5,521	RAM Energy Resources, Inc.*	9,607
21,465	Rentech, Inc.*	26,617
3,783	Resolute Energy Corp.*	48,687
722	REX American Resources Corp.*	11,653
3,212	Rex Energy Corp.*	38,062
5,246	Rosetta Resources, Inc.*	187,912
2,871	RPC, Inc.	84,120
1,291	Scorpio Tankers, Inc.*	12,845
1,065	Seahawk Drilling, Inc.*	8,658
4,451	Ship Finance International Ltd.	96,631
4,295	Stone Energy Corp.*	88,735
3,765	Swift Energy Co.*	137,385
6,900	Syntroleum Corp.*	12,765
1,304	T-3 Energy Services, Inc.*	46,357
3,199	Teekay Tankers Ltd., Class A	37,908
3,005	Tesco Corp.*	39,696
7,534	Tetra Technologies, Inc.*	82,874
14,656	TransAtlantic Petroleum Ltd.*	47,339
1,474	Union Drilling, Inc.*	9,301
6,033	Uranium Energy Corp.*	42,231
11,354	USEC, Inc.*	67,556
5,031	Vaalco Energy, Inc.*	37,179
15,135	Vantage Drilling Co.*	26,638
1,962	Venoco, Inc.*	34,158
3,479	W&T Offshore, Inc.	58,273
7,049	Warren Resources, Inc.*	31,227
5,108	Western Refining, Inc.*	49,803
4,764	Willbros Group, Inc.*	34,444
6,839	World Fuel Services Corp.	205,854
		6,737,500
	Financials - 10.7%

1,520	1st Source Corp.	28,378
2,183	1st United Bancorp, Inc./FL*	12,705
2,075	Abington Bancorp, Inc.	24,900
3,992	Acadia Realty Trust (REIT)	72,894
5,471	Advance America Cash Advance Centers, Inc.	26,042
865	Agree Realty Corp. (REIT)	24,177
205	Alexander’s, Inc. (REIT)	79,023
462	Alliance Financial Corp./NY	13,643
9,591	Alterra Capital Holdings Ltd.	195,081
6,499	American Campus Communities, Inc. (REIT)	204,329
5,026	American Capital Agency Corp. (REIT)	147,362
33,808	American Capital Ltd.*	243,080
5,824	American Equity Investment Life Holding Co.	63,948
611	American National Bankshares, Inc.	13,644

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
617	American Physicians Service Group, Inc.	$20,034
1,029	American Safety Insurance Holdings Ltd.*	20,302
2,350	Ameris Bancorp*	22,654
1,875	AMERISAFE, Inc.*	34,669
813	Ames National Corp.	15,886
2,224	AmTrust Financial Services, Inc.	35,606
11,827	Anworth Mortgage Asset Corp. (REIT)	82,079
1,745	Apollo Commercial Real Estate Finance, Inc. (REIT)	28,653
19,301	Apollo Investment Corp.	203,819
3,092	Argo Group International Holdings Ltd.	114,033
669	Arlington Asset Investment Corp., Class A	16,477
969	Arrow Financial Corp.	27,074
2,764	Artio Global Investors, Inc.	36,125
4,039	Ashford Hospitality Trust, Inc. (REIT)*	37,967
1,498	Asset Acceptance Capital Corp.*	8,808
4,117	Associated Estates Realty Corp. (REIT)	61,549
1,054	Asta Funding, Inc.	7,536
8,599	Astoria Financial Corp.	103,532
884	Avatar Holdings, Inc.*	17,335
821	Baldwin & Lyons, Inc., Class B	18,990
701	Bancfirst Corp.	28,447
2,746	Banco Latinoamericano de Comercio Exterior S.A., Class E	44,595
368	Bancorp Rhode Island, Inc.	10,974
2,244	Bancorp, Inc. (The)/DE*	19,298
4,527	Bank Mutual Corp.	20,734
523	Bank of Marin Bancorp	17,468
1,304	Bank of the Ozarks, Inc.	49,409
1,905	BankFinancial Corp.	17,774
3,457	Beneficial Mutual Bancorp, Inc.*	26,861
1,397	Berkshire Hills Bancorp, Inc.	28,038
5,675	BGC Partners, Inc., Class A	43,414
13,024	BioMed Realty Trust, Inc. (REIT)	229,613
7,117	BlackRock Kelso Capital Corp.	79,782
704	BofI Holding, Inc.*	9,490
7,448	Boston Private Financial Holdings, Inc.	39,996
625	Bridge Bancorp, Inc.	15,231
5,875	Brookline Bancorp, Inc.	57,751
963	Bryn Mawr Bank Corp.	16,169
1,916	Calamos Asset Management, Inc., Class A	22,858
185	California First National Bancorp	2,568
762	Camden National Corp.	27,356
1,185	Capital City Bank Group, Inc.	14,990
284	Capital Southwest Corp.	28,474
5,693	CapLease, Inc. (REIT)	34,727
6,981	Capstead Mortgage Corp. (REIT)	82,027
2,861	Cardinal Financial Corp.	29,640
2,683	Cardtronics, Inc.*	45,343
2,943	Cash America International, Inc.	106,537
7,816	Cathay General Bancorp	105,594
13,744	CBL & Associates Properties, Inc. (REIT)	226,776
5,432	Cedar Shopping Centers, Inc. (REIT)	32,918
3,536	Center Financial Corp.*	22,135
2,554	CenterState Banks, Inc.	18,057
340	Century Bancorp, Inc./MA, Class A	8,197
857	Chatham Lodging Trust (REIT)	14,081
2,429	Chemical Financial Corp.	50,815
1,491	Chesapeake Lodging Trust (REIT)	28,359
1,207	Citizens & Northern Corp.	17,996
39,260	Citizens Republic Bancorp, Inc.*	22,771
3,628	Citizens, Inc./TX*	25,396
1,572	City Holding Co.	50,414
992	Clifton Savings Bancorp, Inc.	9,384
1,760	CNA Surety Corp.*	41,360
1,213	CNB Financial Corp./PA	17,382
22,105	CNO Financial Group, Inc.*	129,314
3,215	CoBiz Financial, Inc.	15,786
4,278	Cogdell Spencer, Inc. (REIT)	24,470
1,740	Cohen & Steers, Inc.	43,848
7,729	Colonial Properties Trust (REIT)	139,122
1,459	Colony Financial, Inc. (REIT)	28,144
3,908	Columbia Banking System, Inc.	68,156
3,300	Community Bank System, Inc.	79,464
1,361	Community Trust Bancorp, Inc.	37,441
3,295	Compass Diversified Holdings	54,697
1,141	CompuCredit Holdings Corp.	6,846
542	Consolidated-Tomoka Land Co.	15,176
8,991	Cousins Properties, Inc. (REIT)	66,713
3,604	Cowen Group, Inc., Class A*	14,704
2,378	Crawford & Co., Class B*	7,015
559	Credit Acceptance Corp.*	34,697
1,345	CreXus Investment Corp. (REIT)	17,001
8,942	CVB Financial Corp.	70,374
3,572	Cypress Sharpridge Investments, Inc. (REIT)	48,758
1,875	Danvers Bancorp, Inc.	28,594
21,024	DCT Industrial Trust, Inc. (REIT)	103,859
4,732	Delphi Financial Group, Inc., Class A	121,518
240	Diamond Hill Investment Group, Inc.	16,618
15,363	DiamondRock Hospitality Co. (REIT)*	161,772
2,660	Dime Community Bancshares, Inc.	36,309
2,425	Dollar Financial Corp.*	63,486
1,111	Donegal Group, Inc., Class A	16,521
1,875	Doral Financial Corp.*	2,644
2,713	Duff & Phelps Corp., Class A	36,273
4,076	DuPont Fabros Technology, Inc. (REIT)	92,077
2,035	Dynex Capital, Inc. (REIT)	21,367
1,635	Eagle Bancorp, Inc.*	20,715
2,682	EastGroup Properties, Inc. (REIT)	106,931
5,670	Education Realty Trust, Inc. (REIT)	41,618
2,344	eHealth, Inc.*	35,277
476	EMC Insurance Group, Inc.	10,605
4,254	Employers Holdings, Inc.	68,702
798	Encore Bancshares, Inc.*	7,557
1,385	Encore Capital Group, Inc.*	25,747
694	Enstar Group Ltd.*	57,602
1,478	Enterprise Financial Services Corp.	14,736
4,631	Entertainment Properties Trust (REIT)	214,415
1,312	Epoch Holding Corp.	21,031
2,603	Equity Lifestyle Properties, Inc. (REIT)	140,250
3,635	Equity One, Inc. (REIT)	62,922
884	ESB Financial Corp.	12,464

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,414	ESSA Bancorp, Inc.	$18,594
1,558	Evercore Partners, Inc., Class A	47,020
1,494	Excel Trust, Inc. (REIT)	17,271
8,679	Extra Space Storage, Inc. (REIT)	139,038
4,594	EZCORP, Inc., Class A*	115,585
1,338	FBL Financial Group, Inc., Class A	35,751
5,231	FBR Capital Markets Corp.*	18,936
960	Federal Agricultural Mortgage Corp., Class C	13,402
9,662	FelCor Lodging Trust, Inc. (REIT)*	57,296
5,494	Fifth Street Finance Corp.	63,346
1,284	Financial Engines, Inc.*	21,725
1,088	Financial Institutions, Inc.	19,856
10,344	First American Financial Corp.	146,574
868	First Bancorp, Inc./ME	12,143
31,811	First BanCorp./Puerto Rico*	7,635
1,491	First Bancorp/NC	21,605
5,205	First Busey Corp.	22,642
2,998	First Cash Financial Services, Inc.*	86,312
10,433	First Commonwealth Financial Corp.	64,685
1,571	First Community Bancshares, Inc./VA	21,790
5,757	First Financial Bancorp	95,106
2,074	First Financial Bankshares, Inc.	100,319
1,102	First Financial Corp./IN	33,214
1,645	First Financial Holdings, Inc.	18,079
6,299	First Industrial Realty Trust, Inc. (REIT)*	47,935
1,234	First Interstate BancSystem, Inc.	16,807
5,509	First Marblehead Corp. (The)*	11,238
2,543	First Merchants Corp.	21,081
1,423	First Mercury Financial Corp.	23,309
7,371	First Midwest Bancorp, Inc./IL	69,066
693	First of Long Island Corp. (The)	17,852
3,689	First Potomac Realty Trust (REIT)	58,065
820	First South Bancorp, Inc./NC	6,093
10,726	FirstMerit Corp.	186,901
4,667	Flagstar Bancorp, Inc.*	5,787
5,187	Flagstone Reinsurance Holdings S.A.	59,391
3,104	Flushing Financial Corp.	41,594
11,390	FNB Corp./PA	99,890
3,627	Forestar Group, Inc.*	65,359
540	Fox Chase Bancorp, Inc.*	5,675
974	FPIC Insurance Group, Inc.*	36,019
6,884	Franklin Street Properties Corp. (REIT)	88,322
691	GAMCO Investors, Inc., Class A	30,439
1,103	German American Bancorp, Inc.	19,170
132	Gerova Financial Group Ltd.*	3,475
2,084	Getty Realty Corp. (REIT)	62,124
6,608	GFI Group, Inc.	30,661
7,157	Glacier Bancorp, Inc.	95,403
2,096	Gladstone Capital Corp.	23,454
852	Gladstone Commercial Corp. (REIT)	15,762
2,197	Gladstone Investment Corp.	17,071
7,749	Gleacher & Co., Inc.*	19,450
8,467	Glimcher Realty Trust (REIT)	69,260
1,372	Global Indemnity plc*	26,315
740	Golub Capital BDC, Inc.	12,010
2,746	Government Properties Income Trust (REIT)	70,435
1,009	Great Southern Bancorp, Inc.	22,561
1,179	Green Bankshares, Inc.*	3,136
2,818	Greenlight Capital Re Ltd., Class A*	78,848
1,154	Hallmark Financial Services*	10,132
2,906	Hancock Holding Co.	91,539
10,192	Hanmi Financial Corp.*	9,357
1,153	Harleysville Group, Inc.	41,035
3,071	Harris & Harris Group, Inc.*	13,451
4,591	Hatteras Financial Corp. (REIT)	142,229
6,200	Healthcare Realty Trust, Inc. (REIT)	127,968
1,304	Heartland Financial USA, Inc.	20,955
3,609	Hercules Technology Growth Capital, Inc.	36,018
981	Heritage Financial Corp./WA*	13,459
184	Heritage Financial Group, Inc.	1,889
13,405	Hersha Hospitality Trust (REIT)	82,173
1,774	HFF, Inc., Class A*	16,427
7,126	Highwoods Properties, Inc. (REIT)	217,414
3,945	Hilltop Holdings, Inc.*	38,819
759	Home Bancorp, Inc.*	10,338
2,183	Home Bancshares, Inc./AR	45,188
1,664	Home Federal Bancorp, Inc./ID	19,186
3,734	Home Properties, Inc. (REIT)	200,105
3,908	Horace Mann Educators Corp.	63,818
1,462	Hudson Pacific Properties, Inc. (REIT)	22,310
1,301	Hudson Valley Holding Corp.	25,766
2,666	Iberiabank Corp.	134,393
2,106	Independent Bank Corp./MA	51,155
984	IndyMac Bancorp, Inc.*	12
1,315	Infinity Property & Casualty Corp.	75,915
7,401	Inland Real Estate Corp. (REIT)	62,908
1,264	International Assets Holding Corp.*	28,857
5,281	International Bancshares Corp.	90,833
3,967	Invesco Mortgage Capital, Inc. (REIT)	89,575
4,340	Investment Technology Group, Inc.*	63,798
4,783	Investors Bancorp, Inc.*	58,592
7,473	Investors Real Estate Trust (REIT)	66,136
9,296	iStar Financial, Inc. (REIT)*	50,570
1,485	JMP Group, Inc.	10,380
275	Kaiser Federal Financial Group, Inc.	2,655
418	Kansas City Life Insurance Co.	13,096
1,045	Kayne Anderson Energy Development Co.	19,029
3,532	KBW, Inc.	82,013
1,505	Kearny Financial Corp.	12,928
2,065	Kennedy-Wilson Holdings, Inc.*	20,216
5,407	Kilroy Realty Corp. (REIT)	184,487
5,397	Kite Realty Group Trust (REIT)	27,093
9,407	Knight Capital Group, Inc., Class A*	123,608
3,702	LaBranche & Co., Inc.*	11,180
9,076	Ladenburg Thalmann Financial Services, Inc.*	11,073
2,045	Lakeland Bancorp, Inc.	21,370
1,603	Lakeland Financial Corp.	33,519
6,951	LaSalle Hotel Properties (REIT)	165,434
9,628	Lexington Realty Trust (REIT)	75,580
729	Life Partners Holdings, Inc.	15,593
2,569	LTC Properties, Inc. (REIT)	69,337
4,942	Maiden Holdings Ltd.	37,213

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,494	Main Street Capital Corp.	$25,443
2,005	MainSource Financial Group, Inc.	18,366
2,749	MarketAxess Holdings, Inc.	50,004
854	Marlin Business Services Corp.*	9,052
5,269	MB Financial, Inc.	74,978
7,622	MCG Capital Corp.	53,278
5,395	Meadowbrook Insurance Group, Inc.	51,037
1,477	Medallion Financial Corp.	12,525
11,073	Medical Properties Trust, Inc. (REIT)	116,045
476	Merchants Bancshares, Inc.	12,961
903	Meridian Interstate Bancorp, Inc.*	9,888
1,342	Metro Bancorp, Inc.*	13,487
10,444	MF Global Holdings Ltd.*	81,985
27,890	MFA Financial, Inc. (REIT)	227,303
19,954	MGIC Investment Corp.*	170,008
3,267	Mid-America Apartment Communities, Inc. (REIT)	200,496
743	MidSouth Bancorp, Inc.	10,001
688	MidWestOne Financial Group, Inc.	9,942
1,772	Mission West Properties, Inc. (REIT)	11,571
2,647	Monmouth Real Estate Investment Corp., Class A (REIT)	21,520
7,073	Montpelier Re Holdings Ltd.	139,197
4,781	MPG Office Trust, Inc. (REIT)*	10,948
2,421	MVC Capital, Inc.	32,998
3,781	Nara Bancorp, Inc.*	30,853
346	NASB Financial, Inc.	4,450
692	National Bankshares, Inc.	18,283
4,248	National Financial Partners Corp.*	49,956
2,430	National Health Investors, Inc. (REIT)	106,920
656	National Interstate Corp.	13,546
12,545	National Penn Bancshares, Inc.	84,177
8,293	National Retail Properties, Inc. (REIT)	215,701
222	National Western Life Insurance Co., Class A	37,014
1,212	Navigators Group, Inc. (The)*	59,982
3,428	NBT Bancorp, Inc.	76,102
2,625	Nelnet, Inc., Class A	56,044
10,551	NewAlliance Bancshares, Inc.	140,750
6,173	Newcastle Investment Corp. (REIT)*	35,124
2,781	NewStar Financial, Inc.*	23,472
2,152	NGP Capital Resources Co.	19,454
1,786	Northfield Bancorp, Inc.	22,700
7,511	NorthStar Realty Finance Corp. (REIT)	31,772
11,021	Northwest Bancshares, Inc.	113,075
1,445	OceanFirst Financial Corp.	17,441
7,391	Ocwen Financial Corp.*	65,041
8,680	Old National Bancorp/IN	89,491
9,256	Omega Healthcare Investors, Inc. (REIT)	195,394
1,183	OmniAmerican Bancorp, Inc.*	14,598
838	One Liberty Properties, Inc. (REIT)	12,830
1,000	Oppenheimer Holdings Inc., Class A	23,590
4,204	optionsXpress Holdings, Inc.*	72,687
4,611	Oriental Financial Group, Inc.	53,488
5,531	Oritani Financial Corp.	62,113
667	Orrstown Financial Services, Inc.	17,475
1,829	Pacific Continental Corp.	15,803
3,060	PacWest Bancorp	52,020
1,243	Park National Corp.	83,977
2,145	Parkway Properties, Inc./MD (REIT)	34,084
873	Peapack Gladstone Financial Corp.	10,476
3,685	Pebblebrook Hotel Trust (REIT)*	69,057
3,542	PennantPark Investment Corp.	41,441
379	Penns Woods Bancorp, Inc.	14,133
5,508	Pennsylvania Real Estate Investment Trust (REIT)	73,972
1,664	PennyMac Mortgage Investment Trust (REIT)	29,619
2,034	Penson Worldwide, Inc.*	9,906
1,047	Peoples Bancorp, Inc./OH	13,601
5,516	PHH Corp.*	117,105
11,549	Phoenix Cos, Inc. (The)*	26,447
2,250	Pico Holdings, Inc.*	64,238
3,320	Pinnacle Financial Partners, Inc.*	32,636
1,542	Piper Jaffray Cos.*	46,214
4,092	Platinum Underwriters Holdings Ltd.	176,897
14,229	PMI Group, Inc. (The)*	44,394
354	Porter Bancorp, Inc.	3,790
1,690	Portfolio Recovery Associates, Inc.*	107,095
4,838	Post Properties, Inc. (REIT)	164,831
3,979	Potlatch Corp. (REIT)	126,055
2,060	Presidential Life Corp.	19,096
2,395	Primerica, Inc.	54,103
1,617	Primus Guaranty Ltd.*	7,794
5,178	PrivateBancorp, Inc.	62,964
3,234	ProAssurance Corp.*	191,550
7,699	Prospect Capital Corp.	75,296
4,639	Prosperity Bancshares, Inc.	150,953
5,965	Provident Financial Services, Inc.	82,198
3,865	Provident New York Bancorp	36,215
1,843	PS Business Parks, Inc. (REIT)	95,504
762	Pzena Investment Management, Inc., Class A	5,418
13,241	Radian Group, Inc.	93,879
9,664	RAIT Financial Trust (REIT)*	15,559
3,779	Ramco-Gershenson Properties Trust (REIT)	43,459
7,758	Redwood Trust, Inc. (REIT)	107,293
2,494	Renasant Corp.	43,196
976	Republic Bancorp, Inc./KY, Class A	20,018
4,373	Resource Capital Corp. (REIT)	29,168
4,161	Retail Opportunity Investments Corp. (REIT)	40,903
1,822	RLI Corp.	105,640
811	Rockville Financial, Inc.	8,921
1,585	Rodman & Renshaw Capital Group, Inc.*	3,772
806	Roma Financial Corp.	7,770
2,467	S&T Bancorp, Inc.	48,403
1,181	S. Y. Bancorp, Inc.	28,250
2,480	Sabra Healthcare REIT, Inc. (REIT)	42,278
2,040	Safeguard Scientifics, Inc.*	30,029
1,259	Safety Insurance Group, Inc.	58,934
2,067	Sanders Morris Harris Group, Inc.	14,056
2,385	Sandy Spring Bancorp, Inc.	40,473
628	Saul Centers, Inc. (REIT)	26,734
1,269	SCBT Financial Corp.	39,225
2,189	SeaBright Holdings, Inc.	19,241
5,303	Selective Insurance Group, Inc.	87,499

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,139	Sierra Bancorp	$11,789
4,068	Signature Bank/NY*	178,789
1,709	Simmons First National Corp., Class A	49,646
574	Solar Capital Ltd.	13,478
1,576	Southside Bancshares, Inc.	32,972
1,930	Southwest Bancorp, Inc./OK	20,304
2,742	Sovran Self Storage, Inc. (REIT)	98,794
4,738	Starwood Property Trust, Inc. (REIT)	94,570
1,435	State Auto Financial Corp.	22,587
1,656	State Bancorp, Inc./NY	15,103
2,272	StellarOne Corp.	29,763
2,670	Sterling Bancorp/NY	25,071
9,126	Sterling Bancshares, Inc./TX	54,163
1,720	Stewart Information Services Corp.	18,301
3,395	Stifel Financial Corp.*	175,963
13,992	Strategic Hotels & Resorts, Inc. (REIT)*	65,343
398	Student Loan Corp. (The)	11,932
960	Suffolk Bancorp	24,653
1,891	Sun Communities, Inc. (REIT)	62,668
9,806	Sunstone Hotel Investors, Inc. (REIT)*	93,353
12,906	Susquehanna Bancshares, Inc.	103,893
4,153	SVB Financial Group*	186,594
2,846	SWS Group, Inc.	14,799
4,026	Tanger Factory Outlet Centers (REIT)	193,167
952	Taylor Capital Group, Inc.*	11,833
1,301	Tejon Ranch Co.*	31,471
870	Terreno Realty Corp. (REIT)*	15,442
1,220	Territorial Bancorp, Inc.	22,472
3,635	Texas Capital Bancshares, Inc.*	68,629
899	THL Credit, Inc.	11,777
3,508	Thomas Properties Group, Inc.*	15,049
2,674	TICC Capital Corp.	28,184
785	Tompkins Financial Corp.	30,113
558	Tower Bancorp, Inc.	12,867
4,031	Tower Group, Inc.	103,677
2,341	TowneBank/VA	36,145
4,070	TradeStation Group, Inc.*	25,885
1,476	Triangle Capital Corp.	27,586
1,388	Trico Bancshares	20,029
7,652	TrustCo Bank Corp NY	42,928
6,356	Trustmark Corp.	135,637
2,594	Two Harbors Investment Corp. (REIT)	25,525
3,157	UMB Financial Corp.	117,756
981	UMH Properties, Inc. (REIT)	9,437
11,403	Umpqua Holdings Corp.	120,758
1,777	Union First Market Bankshares Corp.	24,345
3,867	United Bankshares, Inc.	101,354
9,380	United Community Banks, Inc./GA*	14,351
1,662	United Financial Bancorp, Inc.	24,647
2,269	United Fire & Casualty Co.	47,059
1,126	Universal Health Realty Income Trust (REIT)	39,489
1,715	Universal Insurance Holdings, Inc.	8,352
1,653	Univest Corp. of Pennsylvania	30,762
2,230	Urstadt Biddle Properties, Inc., Class A (REIT)	41,032
9,303	U-Store-It Trust (REIT)	76,936
1,420	ViewPoint Financial Group	14,896
2,142	Virginia Commerce Bancorp, Inc.*	12,145
504	Virtus Investment Partners, Inc.*	22,579
2,558	Walter Investment Management Corp. (REIT)	44,125
1,523	Washington Banking Co.	19,479
6,047	Washington Real Estate Investment Trust (REIT)	185,522
1,405	Washington Trust Bancorp, Inc.	29,491
711	Waterstone Financial, Inc.*	2,595
6,501	Webster Financial Corp.	107,266
2,297	WesBanco, Inc.	40,037
1,551	West Bancorp., Inc.	11,276
9,329	West Coast Bancorp/OR*	24,629
2,918	Westamerica Bancorp.	142,632
6,520	Western Alliance Bancorp.*	40,228
2,947	Westfield Financial, Inc.	24,224
582	Westwood Holdings Group, Inc.	20,888
9,601	Whitney Holding Corp./LA	90,153
1,943	Wilshire Bancorp, Inc.	13,756
2,267	Winthrop Realty Trust (REIT)	27,136
3,095	Wintrust Financial Corp.	88,672
1,633	World Acceptance Corp.*	71,950
581	WSFS Financial Corp.	25,273
		22,161,187
	Health Care - 6.3%

2,198	Abaxis, Inc.*	59,346
3,109	Abiomed, Inc.*	35,691
5,472	Accelrys, Inc.*	46,074
1,156	Accretive Health, Inc.*	15,826
5,088	Accuray, Inc.*	30,426
3,856	Acorda Therapeutics, Inc.*	101,606
913	Acura Pharmaceuticals, Inc.*	2,410
2,047	Affymax, Inc.*	13,838
7,052	Affymetrix, Inc.*	29,336
1,111	Air Methods Corp.*	54,695
5,494	Akorn, Inc.*	29,173
2,347	Albany Molecular Research, Inc.*	11,852
4,352	Alexza Pharmaceuticals, Inc.*	3,933
5,900	Align Technology, Inc.*	103,191
654	Alimera Sciences, Inc.*	7,482
9,443	Alkermes, Inc.*	98,963
2,737	Alliance HealthCare Services, Inc.*	10,264
4,490	Allied Healthcare International, Inc.*	13,021
7,827	Allos Therapeutics, Inc.*	31,778
816	Almost Family, Inc.*	28,919
3,628	Alnylam Pharmaceuticals, Inc.*	33,196
5,058	Alphatec Holdings, Inc.*	11,380
2,092	AMAG Pharmaceuticals, Inc.*	32,823
2,843	Amedisys, Inc.*	80,684
896	America Service Group, Inc.	13,153
1,566	American Dental Partners, Inc.*	19,340
7,506	American Medical Systems Holdings, Inc.*	134,583
5,150	AMERIGROUP Corp.*	221,604
3,893	AMN Healthcare Services, Inc.*	21,801
3,077	Amsurg Corp.*	56,555
1,283	Analogic Corp.	59,621
2,464	AngioDynamics, Inc.*	34,422
7,012	Antares Pharma, Inc.*	10,027
572	Anthera Pharmaceuticals, Inc.*	3,129
2,406	Aoxing Pharmaceutical Co., Inc.*	5,895
1,324	Ardea Biosciences, Inc.*	29,433
11,172	Arena Pharmaceuticals, Inc.*	16,199
11,018	Ariad Pharmaceuticals, Inc.*	44,403

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,134	Arqule, Inc.*	$22,448
5,286	Array Biopharma, Inc.*	16,968
2,683	ArthroCare Corp.*	81,241
3,553	AspenBio Pharma, Inc.*	2,167
981	Assisted Living Concepts, Inc., Class A*	29,646
3,296	athenahealth, Inc.*	135,169
155	Atrion Corp.	25,442
4,149	Auxilium Pharmaceuticals, Inc.*	78,541
7,178	AVANIR Pharmaceuticals, Inc., Class A*	30,722
923	AVEO Pharmaceuticals, Inc.*	13,642
10,990	AVI BioPharma, Inc.*	20,222
2,873	BioCryst Pharmaceuticals, Inc.*	14,193
1,842	Biodel, Inc.*	3,131
1,790	BioMimetic Therapeutics, Inc.*	19,976
2,382	Bio-Reference Labs, Inc.*	49,951
7,005	BioSante Pharmaceuticals, Inc.*	10,297
3,895	BioScrip, Inc.*	15,658
394	BioSpecifics Technologies Corp.*	8,936
2,118	BioTime, Inc.*	16,944
2,755	BMP Sunstone Corp.*	27,219
7,233	Bruker Corp.*	111,533
2,473	Cadence Pharmaceuticals, Inc.*	17,731
4,466	Caliper Life Sciences, Inc.*	26,215
2,919	Cambrex Corp.*	12,464
1,281	Cantel Medical Corp.	25,863
2,692	Capital Senior Living Corp.*	17,067
858	Caraco Pharmaceutical Laboratories Ltd.*	4,084
2,401	CardioNet, Inc.*	9,700
3,782	Catalyst Health Solutions, Inc.*	162,323
8,159	Celera Corp.*	46,262
3,163	Celldex Therapeutics, Inc.*	13,126
4,883	Centene Corp.*	113,530
5,912	Cepheid, Inc.*	116,407
3,870	Cerus Corp.*	9,327
3,827	Chelsea Therapeutics International Ltd.*	20,781
2,272	Chemed Corp.	138,456
1,364	Chindex International, Inc.*	20,774
5,472	Clarient, Inc.*	27,360
1,168	Clinical Data, Inc.*	21,351
608	Codexis, Inc.*	5,727
978	Computer Programs & Systems, Inc.	45,663
3,090	Conceptus, Inc.*	40,633
2,908	CONMED Corp.*	62,551
2,889	Continucare Corp.*	13,636
2,706	Corcept Therapeutics, Inc.*	10,553
780	Cornerstone Therapeutics, Inc.*	4,657
695	Corvel Corp.*	31,755
3,087	Cross Country Healthcare, Inc.*	23,708
2,854	CryoLife, Inc.*	16,097
5,814	Cubist Pharmaceuticals, Inc.*	126,222
1,227	Cumberland Pharmaceuticals, Inc.*	8,417
7,527	Curis, Inc.*	12,645
1,343	Cutera, Inc.*	9,414
2,766	Cyberonics, Inc.*	74,322
969	Cynosure, Inc., Class A*	9,186
3,823	Cypress Bioscience, Inc.*	15,216
4,624	Cytokinetics, Inc.*	10,219
4,577	Cytori Therapeutics, Inc.*	20,551
10,865	CytRx Corp.*	11,300
4,347	Delcath Systems, Inc.*	43,731
5,214	Depomed, Inc.*	28,468
5,716	DexCom, Inc.*	64,448
1,753	Dionex Corp.*	159,821
8,637	Durect Corp.*	25,738
9,723	Dyax Corp.*	21,974
7,126	Dynavax Technologies Corp.*	14,252
934	DynaVox, Inc., Class A*	3,680
2,043	Emergent Biosolutions, Inc.*	37,428
1,984	Emeritus Corp.*	35,771
4,843	Endologix, Inc.*	27,508
1,422	Ensign Group, Inc. (The)	30,587
3,315	Enzo Biochem, Inc.*	14,586
4,930	Enzon Pharmaceuticals, Inc.*	54,822
4,859	eResearchTechnology, Inc.*	27,259
1,823	Eurand N.V.*	19,998
3,539	Exact Sciences Corp.*	21,022
826	Exactech, Inc.*	14,719
10,807	Exelixis, Inc.*	62,573
3,145	Five Star Quality Care, Inc.*	20,191
874	Furiex Pharmaceuticals, Inc.*	10,768
1,391	Genomic Health, Inc.*	25,664
1,741	Genoptix, Inc.*	29,719
2,968	Gentiva Health Services, Inc.*	68,205
9,774	Geron Corp.*	56,005
2,310	Greatbatch, Inc.*	50,612
2,503	Haemonetics Corp.*	147,151
7,146	Halozyme Therapeutics, Inc.*	49,450
2,593	Hanger Orthopedic Group, Inc.*	49,734
4,228	Hansen Medical, Inc.*	6,088
9,319	HealthSouth Corp.*	167,742
5,768	Healthspring, Inc.*	154,755
3,394	Healthways, Inc.*	32,752
932	HeartWare International, Inc.*	85,707
987	Hi-Tech Pharmacal Co., Inc.*	23,471
2,705	HMS Holdings Corp.*	170,442
1,164	ICU Medical, Inc.*	42,661
3,552	Idenix Pharmaceuticals, Inc.*	13,533
6,954	Immucor, Inc.*	127,745
6,747	Immunogen, Inc.*	56,135
6,534	Immunomedics, Inc.*	20,582
6,230	Impax Laboratories, Inc.*	111,517
8,758	Incyte Corp.*	127,079
1,446	Infinity Pharmaceuticals, Inc.*	9,095
4,898	Inhibitex, Inc.*	14,351
7,984	Inovio Pharmaceuticals, Inc.*	9,421
5,919	Inspire Pharmaceuticals, Inc.*	41,315
3,994	Insulet Corp.*	54,199
2,094	Integra LifeSciences Holdings Corp.*	90,817
4,524	InterMune, Inc.*	56,821
2,897	Invacare Corp.	78,190
1,617	IPC The Hospitalist Co., Inc.*	52,423
1,617	IRIS International, Inc.*	15,184
1,922	Ironwood Pharmaceuticals, Inc.*	20,546
9,370	Isis Pharmaceuticals, Inc.*	88,406
1,485	Jazz Pharmaceuticals, Inc.*	24,725
1,483	Kendle International, Inc.*	13,362
730	Kensey Nash Corp.*	19,812
5,079	Keryx Biopharmaceuticals, Inc.*	27,731
3,931	Kindred Healthcare, Inc.*	63,446
937	Landauer, Inc.	61,477
1,035	Lannett Co., Inc.*	5,724
1,860	LCA-Vision, Inc.*	9,635
19,684	Lexicon Pharmaceuticals, Inc.*	26,770
1,555	LHC Group, Inc.*	41,130
1,951	Ligand Pharmaceuticals, Inc., Class B*	16,465
3,732	Luminex Corp.*	62,996

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,318	Magellan Health Services, Inc.*	$161,587
2,544	MAKO Surgical Corp.*	29,180
6,634	MannKind Corp.*	41,662
1,565	MAP Pharmaceuticals, Inc.*	22,489
3,314	Martek Biosciences Corp.*	72,908
5,166	Masimo Corp.	159,423
3,095	Maxygen, Inc.*	20,025
4,284	MedAssets, Inc.*	79,447
2,043	MedCath Corp.*	25,783
1,424	Medical Action Industries, Inc.*	11,335
5,301	Medicines Co. (The)*	69,867
6,000	Medicis Pharmaceutical Corp., Class A	158,100
1,870	Medidata Solutions, Inc.*	37,213
3,388	Medivation, Inc.*	38,386
1,126	MedQuist, Inc.	10,044
2,510	MELA Sciences, Inc.*	8,936
5,142	Merge Healthcare, Inc.*	19,848
4,044	Meridian Bioscience, Inc.	89,858
2,806	Merit Medical Systems, Inc.*	42,763
2,664	Metabolix, Inc.*	27,279
3,974	Metropolitan Health Networks, Inc.*	17,128
8,045	Micromet, Inc.*	58,407
1,543	Molina Healthcare, Inc.*	39,177
4,001	Momenta Pharmaceuticals, Inc.*	61,015
1,225	MWI Veterinary Supply, Inc.*	74,847
4,457	Nabi Biopharmaceuticals*	23,176
1,697	Nanosphere, Inc.*	8,875
896	National Healthcare Corp.	38,815
178	National Research Corp.	5,039
2,834	Natus Medical, Inc.*	36,445
9,362	Nektar Therapeutics*	118,617
2,246	Neogen Corp.*	83,439
2,702	NeoStem, Inc.*	3,513
4,582	Neuralstem, Inc.*	9,210
4,879	Neurocrine Biosciences, Inc.*	35,519
1,101	NeurogesX, Inc.*	5,901
8,996	Novavax, Inc.*	20,061
6,661	NPS Pharmaceuticals, Inc.*	41,365
356	NuPathe, Inc.*	2,125
3,899	NuVasive, Inc.*	91,081
2,470	NxStage Medical, Inc.*	53,451
1,842	Nymox Pharmaceutical Corp.*	7,534
1,702	Obagi Medical Products, Inc.*	18,586
1,863	Omeros Corp.*	15,109
3,237	Omnicell, Inc.*	43,376
6,233	Onyx Pharmaceuticals, Inc.*	183,562
8,816	Opko Health, Inc.*	26,624
3,319	Optimer Pharmaceuticals, Inc.*	31,431
4,597	OraSure Technologies, Inc.*	24,134
3,024	Orexigen Therapeutics, Inc.*	15,755
1,752	Orthofix International N.V.*	47,637
6,633	Orthovita, Inc.*	13,200
1,673	Osiris Therapeutics, Inc.*	10,975
6,280	Owens & Minor, Inc.	177,410
3,535	Pain Therapeutics, Inc.*	28,174
1,843	Palomar Medical Technologies, Inc.*	22,945
3,491	Par Pharmaceutical Cos., Inc.*	125,432
5,811	Parexel International Corp.*	102,041
883	PDI, Inc.*	8,353
13,908	PDL BioPharma, Inc.	80,388
5,481	Peregrine Pharmaceuticals, Inc.*	8,441
4,317	Pharmacyclics, Inc.*	23,398
2,918	Pharmasset, Inc.*	126,408
3,052	PharMerica Corp.*	33,145
2,645	Pozen, Inc.*	16,928
2,814	Progenics Pharmaceuticals, Inc.*	13,366
952	Prospect Medical Holdings, Inc.*	8,035
1,287	Providence Service Corp. (The)*	21,634
5,691	PSS World Medical, Inc.*	117,235
3,466	Pure Bioscience*	7,452
1,878	Quality Systems, Inc.	121,112
5,477	Questcor Pharmaceuticals, Inc.*	77,992
2,149	Quidel Corp.*	28,388
2,470	RehabCare Group, Inc.*	49,968
2,511	Res-Care, Inc.*	33,221
5,174	Rigel Pharmaceuticals, Inc.*	41,289
1,077	Rochester Medical Corp.*	11,912
5,446	RTI Biologics, Inc.*	14,759
1,903	Rural/Metro Corp.*	21,561
5,671	Salix Pharmaceuticals Ltd.*	253,210
4,490	Sangamo Biosciences, Inc.*	20,923
5,215	Santarus, Inc.*	14,393
6,718	Savient Pharmaceuticals, Inc.*	79,340
3,706	Sciclone Pharmaceuticals, Inc.*	13,860
8,320	Seattle Genetics, Inc.*	125,632
5,001	Select Medical Holdings Corp.*	30,956
7,473	Sequenom, Inc.*	51,339
3,114	SIGA Technologies, Inc.*	39,236
3,334	Sirona Dental Systems, Inc.*	125,992
1,975	Skilled Healthcare Group, Inc., Class A*	12,561
5,913	Solta Medical, Inc.*	12,003
2,821	Somaxon Pharmaceuticals, Inc.*	7,588
1,453	SonoSite, Inc.*	44,142
3,295	Spectranetics Corp. (The)*	16,113
4,927	Spectrum Pharmaceuticals, Inc.*	21,925
442	St. Jude Medical, Inc.*	17,089
3,468	Staar Surgical Co.*	18,554
11,915	StemCells, Inc.*	12,630
2,841	Stereotaxis, Inc.*	9,801
5,900	STERIS Corp.	203,019
1,103	Sucampo Pharmaceuticals, Inc., Class A*	3,805
2,480	Sun Healthcare Group, Inc.*	24,301
5,559	Sunrise Senior Living, Inc.*	20,457
5,604	SuperGen, Inc.*	14,851
1,734	SurModics, Inc.*	16,039
3,581	Symmetry Medical, Inc.*	29,257
3,546	Syneron Medical Ltd.*	34,219
1,125	Synovis Life Technologies, Inc.*	18,169
2,223	Synta Pharmaceuticals Corp.*	9,537
2,374	Targacept, Inc.*	50,329
1,526	Team Health Holdings, Inc.*	21,059
6,221	Theravance, Inc.*	155,401
4,810	TomoTherapy, Inc.*	16,835
907	Transcend Services, Inc.*	14,512
535	Transcept Pharmaceuticals, Inc.*	3,445
2,022	Triple-S Management Corp., Class B*	38,843
1,009	U.S. Physical Therapy, Inc.*	19,363
4,817	Unilife Corp.*	26,156
3,187	Universal American Corp.	47,263
2,777	Vanda Pharmaceuticals, Inc.*	22,383
1,664	Vascular Solutions, Inc.*	17,605
7,093	Vical, Inc.*	13,902
7,749	ViroPharma, Inc.*	119,722
1,437	Vital Images, Inc.*	19,285
8,048	Vivus, Inc.*	52,312
5,003	Volcano Corp.*	132,830
4,222	WellCare Health Plans, Inc.*	118,849
3,308	West Pharmaceutical Services, Inc.	125,439

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,867	Wright Medical Group, Inc.*	$51,006
2,731	XenoPort, Inc.*	21,165
559	Young Innovations, Inc.	16,893
6,547	Zalicus, Inc.*	7,725
4,864	ZIOPHARM Oncology, Inc.*	19,991
2,135	Zoll Medical Corp.*	71,352
		13,122,400
	Industrials - 8.3%

1,813	3D Systems Corp.*	51,018
3,620	A. O. Smith Corp.	142,644
7,232	A123 Systems, Inc.*	55,614
1,229	AAON, Inc.	31,524
3,885	AAR Corp.*	95,416
5,168	ABM Industries, Inc.	119,019
3,361	Acacia Research - Acacia Technologies*	91,587
5,456	ACCO Brands Corp.*	38,301
2,531	Aceto Corp.	18,957
6,760	Actuant Corp., Class A	159,739
4,330	Acuity Brands, Inc.	233,214
2,168	Administaff, Inc.	61,333
5,877	Advanced Battery Technologies, Inc.*	22,215
1,542	Advisory Board Co. (The)*	73,183
1,647	Aerovironment, Inc.*	40,681
5,393	Air Transport Services Group, Inc.*	39,800
5,052	Aircastle Ltd.	48,398
13,465	AirTran Holdings, Inc.*	100,180
643	Alamo Group, Inc.	16,467
3,560	Alaska Air Group, Inc.*	195,800
2,720	Albany International Corp., Class A	57,392
1,512	Allegiant Travel Co.	75,494
2,665	Altra Holdings, Inc.*	44,719
852	Amerco, Inc.*	82,593
864	Ameresco, Inc., Class A*	11,189
901	American Commercial Lines, Inc.*	29,733
940	American Railcar Industries, Inc.*	14,109
3,665	American Reprographics Co.*	25,765
898	American Science & Engineering, Inc.	72,397
4,468	American Superconductor Corp.*	148,695
903	American Woodmark Corp.	18,791
917	Ameron International Corp.	64,924
850	Ampco-Pittsburgh Corp.	22,389
3,167	APAC Customer Services, Inc.*	18,749
2,794	Apogee Enterprises, Inc.	31,432
7,715	Applied Energetics, Inc.*	6,172
4,216	Applied Industrial Technologies, Inc.	125,974
1,325	Applied Signal Technology, Inc.	43,539
771	Argan, Inc.*	6,569
2,518	Arkansas Best Corp.	62,031
9,363	ArvinMeritor, Inc.*	167,130
1,977	Astec Industries, Inc.*	59,211
932	Astronics Corp.*	19,171
2,572	Atlas Air Worldwide Holdings, Inc.*	140,328
10,221	Avis Budget Group, Inc.*	135,837
1,235	AZZ, Inc.	46,028
1,493	Badger Meter, Inc.	63,333
4,663	Baldor Electric Co.	295,215
1,624	Baltic Trading Ltd.	19,050
4,880	Barnes Group, Inc.	93,159
773	Barrett Business Services, Inc.	11,464
4,535	Beacon Roofing Supply, Inc.*	77,957
4,655	Belden, Inc.	154,918
4,761	Blount International, Inc.*	73,605
1,091	BlueLinx Holdings, Inc.*	4,091
4,864	Brady Corp., Class A	150,444
4,986	Briggs & Stratton Corp.	86,806
4,768	Brink’s Co. (The)	117,007
9,214	Broadwind Energy, Inc.*	17,599
4,513	Builders FirstSource, Inc.*	7,131
991	CAI International, Inc.*	20,266
23,941	Capstone Turbine Corp.*	18,722
901	Cascade Corp.	32,905
2,483	Casella Waste Systems, Inc., Class A*	11,322
4,392	CBIZ, Inc.*	26,440
1,249	CDI Corp.	21,420
1,985	Celadon Group, Inc.*	26,738
5,475	Cenveo, Inc.*	28,032
2,533	Ceradyne, Inc.*	66,922
2,857	Chart Industries, Inc.*	90,367
1,701	CIRCOR International, Inc.	67,189
5,022	CLARCOR, Inc.	204,446
2,299	Clean Harbors, Inc.*	170,241
788	Coleman Cable, Inc.*	4,531
2,392	Colfax Corp.*	40,377
1,907	Columbus McKinnon Corp.*	31,294
3,788	Comfort Systems USA, Inc.	42,236
2,437	Commercial Vehicle Group, Inc.*	34,532
113	Compx International, Inc.	1,337
929	Consolidated Graphics, Inc.*	44,183
3,412	Corporate Executive Board Co. (The)	118,362
2,062	CoStar Group, Inc.*	108,750
1,019	Courier Corp.	14,480
1,102	CRA International, Inc.*	24,354
1,568	Cubic Corp.	71,548
4,565	Curtiss-Wright Corp.	141,835
5,108	Deluxe Corp.	108,239
2,742	DigitalGlobe, Inc.*	80,971
3,019	Dolan Co. (The)*	41,360
2,853	Dollar Thrifty Automotive Group, Inc.*	131,010
1,070	Douglas Dynamics, Inc.	15,782
1,043	Ducommun, Inc.	23,342
819	DXP Enterprises, Inc.*	17,625
3,848	Dycom Industries, Inc.*	50,871
970	Dynamex, Inc.*	23,425
1,291	Dynamic Materials Corp.	20,772
6,186	Eagle Bulk Shipping, Inc.*	30,930
6,599	EMCOR Group, Inc.*	176,853
1,843	Encore Wire Corp.	41,984
6,070	Ener1, Inc.*	26,404
4,085	Energy Recovery, Inc.*	13,603
8,809	EnergySolutions, Inc.	44,045
1,961	EnerNOC, Inc.*	48,103
4,804	EnerSys*	145,033
2,580	Ennis, Inc.	44,041
2,047	EnPro Industries, Inc.*	75,023
2,631	ESCO Technologies, Inc.	92,295
2,970	Esterline Technologies Corp.*	174,874
3,961	Excel Maritime Carriers Ltd.*	21,984
1,382	Exponent, Inc.*	48,259
6,195	Federal Signal Corp.	39,710
4,670	Flow International Corp.*	15,458
6,993	Force Protection, Inc.*	35,874
2,885	Forward Air Corp.	79,395
1,303	Franklin Covey Co.*	10,463

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,314	Franklin Electric Co., Inc.	$90,038
1,186	FreightCar America, Inc.	29,460
1,781	Fuel Tech, Inc.*	13,019
9,488	FuelCell Energy, Inc.*	10,721
3,659	Furmanite Corp.*	24,259
1,849	G&K Services, Inc., Class A	51,291
2,826	Genco Shipping & Trading Ltd.*	41,486
5,825	GenCorp, Inc.*	28,601
1,923	Generac Holdings, Inc.*	28,576
3,861	Genesee & Wyoming, Inc., Class A*	183,359
6,077	Geo Group, Inc. (The)*	146,456
2,196	GeoEye, Inc.*	87,533
3,014	Gibraltar Industries, Inc.*	30,652
474	Global Defense Technology & Systems, Inc.*	6,465
1,214	Gorman-Rupp Co. (The)	36,092
1,465	GP Strategies Corp.*	13,507
11,987	GrafTech International Ltd.*	234,945
984	Graham Corp.	16,098
3,470	Granite Construction, Inc.	88,034
5,832	Great Lakes Dredge & Dock Corp.	44,790
1,884	Greenbrier Cos., Inc.*	35,344
4,459	Griffon Corp.*	54,043
2,753	H&E Equipment Services, Inc.*	27,392
5,151	Hawaiian Holdings, Inc.*	40,693
493	Hawk Corp., Class A*	24,635
6,537	Healthcare Services Group, Inc.	104,134
5,021	Heartland Express, Inc.	77,574
2,921	HEICO Corp.	153,645
1,741	Heidrick & Struggles International, Inc.	36,161
1,350	Herley Industries, Inc.*	21,951
5,673	Herman Miller, Inc.	122,196
9,660	Hexcel Corp.*	165,669
1,029	Higher One Holdings, Inc.*	20,848
2,573	Hill International, Inc.*	13,328
4,503	HNI Corp.	119,960
1,701	Hoku Corp.*	4,321
3,029	Horizon Lines, Inc., Class A	11,056
1,765	Houston Wire & Cable Co.	18,797
3,717	HUB Group, Inc., Class A*	121,286
3,200	Hudson Highland Group, Inc.*	13,056
2,190	Huron Consulting Group, Inc.*	49,735
1,706	ICF International, Inc.*	40,842
2,499	II-VI, Inc.*	102,034
2,364	InnerWorkings, Inc.*	14,586
3,909	Insituform Technologies, Inc., Class A*	86,545
1,748	Insteel Industries, Inc.	18,127
5,027	Interface, Inc., Class A	72,590
3,283	Interline Brands, Inc.*	67,630
560	International Shipholding Corp.	14,806
24,288	JetBlue Airways Corp.*	164,916
2,803	John Bean Technologies Corp.	51,715
1,236	Kadant, Inc.*	23,719
2,583	Kaman Corp.	72,763
3,330	Kaydon Corp.	116,483
2,631	Kelly Services, Inc., Class A*	47,029
3,061	Kforce, Inc.*	46,252
3,118	Kimball International, Inc., Class B	18,271
5,916	Knight Transportation, Inc.	114,060
4,677	Knoll, Inc.	71,792
4,582	Korn/Ferry International*	79,360
1,822	Kratos Defense & Security Solutions, Inc.*	19,259
1,016	L.B. Foster Co., Class A*	35,245
1,237	LaBarge, Inc.*	17,528
1,563	Ladish Co., Inc.*	73,367
404	Lawson Products, Inc.	8,124
1,945	Layne Christensen Co.*	64,127
2,564	LECG Corp.*	2,416
1,243	Lindsay Corp.	73,387
878	LMI Aerospace, Inc.*	14,285
1,884	LSI Industries, Inc.	16,636
1,700	Lydall, Inc.*	12,291
1,059	M&F Worldwide Corp.*	24,939
1,533	Marten Transport Ltd.	32,959
5,275	MasTec, Inc.*	75,591
2,383	McGrath RentCorp	66,533
3,737	Metalico, Inc.*	16,331
1,457	Met-Pro Corp.	16,071
786	Michael Baker Corp.*	25,223
1,655	Middleby Corp.*	133,178
1,007	Miller Industries, Inc.	14,118
2,642	Mine Safety Appliances Co.	76,142
1,435	Mistras Group, Inc.*	17,076
3,624	Mobile Mini, Inc.*	65,486
4,514	Moog, Inc., Class A*	166,386
3,749	Mueller Industries, Inc.	114,307
15,375	Mueller Water Products, Inc., Class A	54,120
1,119	Multi-Color Corp.	21,876
1,982	MYR Group, Inc.*	31,256
578	NACCO Industries, Inc., Class A	53,529
5,036	Navigant Consulting, Inc.*	41,900
1,946	NCI Building Systems, Inc.*	20,258
3,395	Nordson Corp.	269,665
919	Northwest Pipe Co.*	20,393
4,157	Old Dominion Freight Line, Inc.*	120,054
273	Omega Flex, Inc.	4,633
3,628	On Assignment, Inc.*	24,924
5,736	Orbital Sciences Corp.*	93,497
2,674	Orion Marine Group, Inc.*	35,939
460	P.A.M. Transportation Services, Inc.*	4,982
3,478	Pacer International, Inc.*	19,442
782	Park-Ohio Holdings Corp.*	15,132
142	Patriot Transportation Holding, Inc.*	10,568
1,910	PGT, Inc.*	4,202
1,631	Pike Electric Corp.*	11,629
1,849	Pinnacle Airlines Corp.*	15,032
1,464	PMFG, Inc.*	21,814
2,167	Polypore International, Inc.*	68,867
879	Powell Industries, Inc.*	30,923
1,819	PowerSecure International, Inc.*	15,680
221	Preformed Line Products Co.	10,277
2,179	Primoris Services Corp.	19,262
936	Quality Distribution, Inc.*	6,496
3,769	Quanex Building Products Corp.	62,339
2,302	RailAmerica, Inc.*	28,545
1,617	Raven Industries, Inc.	71,795
2,162	RBC Bearings, Inc.*	79,756
3,413	Republic Airways Holdings, Inc.*	26,485
4,612	Resources Connection, Inc.	77,159
1,058	Roadrunner Transportation Systems, Inc.*	13,415
2,674	Robbins & Myers, Inc.	82,921
4,270	Rollins, Inc.	115,375
4,902	RSC Holdings, Inc.*	38,187
3,175	Rush Enterprises, Inc., Class A*	55,785
1,582	Saia, Inc.*	23,841

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,499	Satcon Technology Corp.*	$40,591
1,150	Sauer-Danfoss, Inc.*	34,948
1,102	Schawk, Inc.	19,770
1,877	School Specialty, Inc.*	23,707
31	Seaboard Corp.	57,722
5,168	SFN Group, Inc.*	44,290
3,917	Simpson Manufacturing Co., Inc.	101,333
5,569	Skywest, Inc.	90,162
1,541	Standard Parking Corp.*	27,368
1,782	Standard Register Co. (The)	5,293
1,242	Standex International Corp.	37,136
7,627	Steelcase, Inc., Class A	73,067
1,602	Sterling Construction Co., Inc.*	21,611
1,244	Sun Hydraulics Corp.	38,763
4,106	SYKES Enterprises, Inc.*	75,550
1,664	TAL International Group, Inc.	47,141
6,232	Taser International, Inc.*	25,115
1,888	Team, Inc.*	38,440
1,840	Tecumseh Products Co., Class A*	24,527
3,606	Teledyne Technologies, Inc.*	145,033
1,879	Tennant Co.	64,149
6,145	Tetra Tech, Inc.*	142,011
944	Textainer Group Holdings Ltd.	26,262
863	Thermadyne Holdings Corp.*	12,910
3,511	Titan International, Inc.	56,106
1,298	Titan Machinery, Inc.*	27,213
2,441	Tredegar Corp.	45,476
1,541	Trex Co., Inc.*	28,431
1,494	Trimas Corp.*	29,805
1,664	Triumph Group, Inc.	139,992
4,391	TrueBlue, Inc.*	72,364
2,657	Tutor Perini Corp.	50,616
833	Twin Disc, Inc.	20,325
2,203	Ultrapetrol (Bahamas) Ltd.*	15,223
1,403	Unifirst Corp.	71,932
176	United Capital Corp.*	5,192
6,018	United Rentals, Inc.*	118,073
2,411	United Stationers, Inc.*	153,026
1,928	Universal Forest Products, Inc.	63,007
580	Universal Truckload Services, Inc.*	8,700
3,585	UQM Technologies, Inc.*	7,134
16,053	US Airways Group, Inc.*	179,151
1,825	US Ecology, Inc.	28,671
780	USA Truck, Inc.*	10,335
2,046	Viad Corp.	48,592
1,945	Vicor Corp.	32,637
1,493	Volt Information Sciences, Inc.*	9,973
414	VSE Corp.	12,573
6,798	Wabash National Corp.*	71,719
2,772	Watsco, Inc.	167,068
2,917	Watts Water Technologies, Inc., Class A	94,948
4,284	Werner Enterprises, Inc.	92,449
6,069	Woodward Governor Co.	204,829
743	Xerium Technologies, Inc.*	9,674
		17,137,604
	Information Technology - 10.0%

3,388	ACI Worldwide, Inc.*	86,021
4,356	Acme Packet, Inc.*	213,357
4,513	Actuate Corp.*	25,453
6,805	Acxiom Corp.*	115,753
9,655	ADC Telecommunications, Inc.*	122,812
6,190	ADTRAN, Inc.	192,757
4,279	Advanced Analogic Technologies, Inc.*	15,661
3,626	Advanced Energy Industries, Inc.*	42,352
1,571	Advent Software, Inc.*	81,032
1,766	Agilysys, Inc.*	9,060
504	Alpha & Omega Semiconductor Ltd.*	5,927
2,196	American Software, Inc., Class A	14,735
10,441	Amkor Technology, Inc.*	72,669
6,493	ANADIGICS, Inc.*	41,685
1,460	Anaren, Inc.*	26,587
1,882	Ancestry.com, Inc.*	53,788
2,794	Anixter International, Inc.	156,101
6,514	Applied Micro Circuits Corp.*	60,450
1,168	Archipelago Learning, Inc.*	10,080
8,950	Ariba, Inc.*	181,103
12,624	Arris Group, Inc.*	126,366
15,631	Art Technology Group, Inc.*	93,317
7,677	Aruba Networks, Inc.*	162,752
6,190	Aspen Technology, Inc.*	77,375
3,137	ATMI, Inc.*	56,309
5,942	Aviat Networks, Inc.*	24,600
2,894	Avid Technology, Inc.*	45,088
10,368	Axcelis Technologies, Inc.*	25,713
3,086	AXT, Inc.*	25,459
1,037	Bel Fuse, Inc., Class B	23,281
6,273	Benchmark Electronics, Inc.*	100,807
4,968	BigBand Networks, Inc.*	14,805
1,745	Black Box Corp.	62,523
4,463	Blackbaud, Inc.	112,959
3,397	Blackboard, Inc.*	141,145
4,145	Blue Coat Systems, Inc.*	110,257
3,137	Bottomline Technologies, Inc.*	59,383
7,013	Brightpoint, Inc.*	57,507
743	BroadSoft, Inc.*	16,888
6,472	Brooks Automation, Inc.*	46,922
2,351	Cabot Microelectronics Corp.*	92,794
3,011	CACI International, Inc., Class A*	151,544
743	Calix, Inc.*	9,488
836	Cass Information Systems, Inc.	29,561
4,417	Cavium Networks, Inc.*	162,524
2,945	CDC Corp., Class A*	11,397
2,089	CEVA, Inc.*	48,465
3,931	Checkpoint Systems, Inc.*	70,522
6,201	Ciber, Inc.*	20,835
6,880	Cirrus Logic, Inc.*	105,058
5,229	Cogent, Inc.*	54,852
3,946	Cognex Corp.	110,330
2,514	Coherent, Inc.*	103,853
2,343	Cohu, Inc.	33,927
4,299	CommVault Systems, Inc.*	125,230
2,319	Compellent Technologies, Inc.*	60,294
1,472	Computer Task Group, Inc.*	14,499
2,258	comScore, Inc.*	49,676
2,838	Comtech Telecommunications Corp.	84,175
2,505	Comverge, Inc.*	16,708
4,007	Concur Technologies, Inc.*	205,198
8,080	Conexant Systems, Inc.*	10,989
2,837	Constant Contact, Inc.*	72,599
585	Convio, Inc.*	4,276
743	CPI International, Inc.*	14,377
3,534	Cray, Inc.*	25,233
3,387	CSG Systems International, Inc.*	63,743
3,385	CTS Corp.	34,832
2,994	Cymer, Inc.*	113,982
3,369	Daktronics, Inc.	45,414
1,315	DDi Corp.	13,794
4,013	DealerTrack Holdings, Inc.*	76,648

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,965	Deltek, Inc.*	$14,030
1,905	DemandTec, Inc.*	19,717
2,495	DG FastChannel, Inc.*	62,949
1,583	Dice Holdings, Inc.*	17,888
2,481	Digi International, Inc.*	23,818
670	Digimarc Corp.*	18,827
3,947	Digital River, Inc.*	145,329
3,377	Diodes, Inc.*	83,412
2,307	DSP Group, Inc.*	17,649
1,732	DTS, Inc.*	81,300
10,744	Earthlink, Inc.	96,320
2,674	Ebix, Inc.*	55,485
3,283	Echelon Corp.*	31,287
1,062	Echo Global Logistics, Inc.*	12,160
1,642	Electro Rent Corp.	24,334
2,752	Electro Scientific Industries, Inc.*	41,115
4,511	Electronics for Imaging, Inc.*	59,049
1,524	EMS Technologies, Inc.*	28,331
8,078	Emulex Corp.*	91,443
4,830	Energy Conversion Devices, Inc.*	21,687
13,076	Entegris, Inc.*	84,994
6,476	Entropic Communications, Inc.*	57,895
768	Envestnet, Inc.*	11,205
4,867	Epicor Software Corp.*	45,555
3,262	EPIQ Systems, Inc.	41,558
378	ePlus, Inc.*	8,770
4,879	Euronet Worldwide, Inc.*	79,820
19,158	Evergreen Solar, Inc.*	14,905
3,589	Exar Corp.*	24,046
1,511	ExlService Holdings, Inc.*	31,232
8,957	Extreme Networks*	26,244
975	Fabrinet*	16,809
4,150	Fair Isaac Corp.	96,902
2,936	FalconStor Software, Inc.*	7,810
1,606	FARO Technologies, Inc.*	41,708
3,785	FEI Co.*	90,083
7,499	Finisar Corp.*	143,381
4,979	Formfactor, Inc.*	46,205
1,453	Forrester Research, Inc.*	50,346
4,170	Fortinet, Inc.*	132,898
3,826	FSI International, Inc.*	13,506
2,507	Gerber Scientific, Inc.*	18,151
5,021	Global Cash Access Holdings, Inc.*	11,448
2,136	Globecomm Systems, Inc.*	18,049
6,602	GSI Commerce, Inc.*	157,458
1,919	GSI Technology, Inc.*	14,201
6,214	GT Solar International, Inc.*	41,572
1,324	Guidance Software, Inc.*	8,116
2,839	Hackett Group, Inc. (The)*	9,993
9,647	Harmonic, Inc.*	65,214
3,766	Heartland Payment Systems, Inc.	59,465
2,719	Hittite Microwave Corp.*	155,636
888	Hughes Communications, Inc.*	35,165
2,326	Hutchinson Technology, Inc.*	7,211
4,591	Hypercom Corp.*	33,973
2,354	iGate Corp.	47,080
2,989	Ikanos Communications, Inc.*	3,288
2,964	Imation Corp.*	28,158
2,796	Immersion Corp.*	15,686
8,757	Infinera Corp.*	71,457
3,568	Infospace, Inc.*	27,545
4,600	Insight Enterprises, Inc.*	58,006
1,746	Integral Systems, Inc.*	15,923
16,172	Integrated Device Technology, Inc.*	103,986
2,581	Integrated Silicon Solution, Inc.*	20,622
1,301	Interactive Intelligence, Inc.*	35,179
4,379	InterDigital, Inc.*	144,814
4,867	Intermec, Inc.*	55,046
5,157	Internap Network Services Corp.*	26,971
2,867	Internet Brands, Inc., Class A*	38,217
3,625	Internet Capital Group, Inc.*	44,914
2,219	Intevac, Inc.*	29,513
1,097	IntraLinks Holdings, Inc.*	22,554
2,582	IPG Photonics Corp.*	74,000
2,657	Isilon Systems, Inc.*	89,674
3,255	Ixia*	51,624
2,390	IXYS Corp.*	26,744
4,499	j2 Global Communications, Inc.*	120,483
8,494	Jack Henry & Associates, Inc.	232,226
4,147	JDA Software Group, Inc.*	109,502
1,117	Keithley Instruments, Inc.	24,094
2,250	Kenexa Corp.*	41,197
1,256	Keynote Systems, Inc.	15,373
1,972	KIT Digital, Inc.*	27,154
2,993	Knot, Inc. (The)*	27,985
6,633	Kopin Corp.*	26,665
6,982	Kulicke & Soffa Industries, Inc.*	46,291
1,428	KVH Industries, Inc.*	18,921
7,644	L-1 Identity Solutions, Inc.*	90,429
11,542	Lattice Semiconductor Corp.*	51,362
13,810	Lawson Software, Inc.*	118,628
4,562	Limelight Networks, Inc.*	32,390
5,933	Lionbridge Technologies, Inc.*	19,342
1,409	Liquidity Services, Inc.*	21,797
2,184	Littelfuse, Inc.	101,054
4,430	LivePerson, Inc.*	42,794
1,591	Local.com Corp.*	6,062
1,501	LogMeIn, Inc.*	65,729
1,807	LoopNet, Inc.*	19,263
1,073	Loral Space & Communications, Inc.*	78,415
4,871	LTX-Credence Corp.*	38,383
5,923	Magma Design Automation, Inc.*	24,521
2,263	Manhattan Associates, Inc.*	70,357
2,212	Mantech International Corp., Class A*	88,303
1,922	Marchex, Inc., Class B	13,877
4,982	Mattson Technology, Inc.*	13,800
1,741	MAXIMUS, Inc.	105,679
741	MaxLinear, Inc., Class A*	7,958
2,627	Maxwell Technologies, Inc.*	42,479
1,445	Measurement Specialties, Inc.*	36,963
542	MediaMind Technologies, Inc.*	7,111
10,621	Mentor Graphics Corp.*	119,433
2,356	Mercury Computer Systems, Inc.*	41,960
540	Meru Networks, Inc.*	7,490
3,709	Methode Electronics, Inc.	37,869
5,064	Micrel, Inc.	62,692
8,265	Microsemi Corp.*	182,987
900	MicroStrategy, Inc., Class A*	77,895
5,381	Microtune, Inc.*	15,713
8,837	Microvision, Inc.*	12,460
3,181	Mindspeed Technologies, Inc.*	19,818
4,576	MIPS Technologies, Inc.*	62,188
4,990	MKS Instruments, Inc.*	101,646
4,410	ModusLink Global Solutions, Inc.*	29,547
8,281	MoneyGram International, Inc.*	20,288
3,222	Monolithic Power Systems, Inc.*	51,971
2,218	Monotype Imaging Holdings, Inc.*	24,842
2,703	MoSys, Inc.*	11,028
529	Motricity, Inc.*	15,732
15,526	Move, Inc.*	39,281

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,625	MTS Systems Corp.	$62,270
1,041	Multi-Fineline Electronix, Inc.*	24,255
1,775	Nanometrics, Inc.*	21,034
660	NCI, Inc., Class A*	14,500
3,507	Netgear, Inc.*	111,452
6,231	Netlogic Microsystems, Inc.*	194,407
3,044	Netscout Systems, Inc.*	67,242
1,824	NetSuite, Inc.*	45,272
3,589	Network Engines, Inc.*	5,527
2,989	Network Equipment Technologies, Inc.*	12,135
3,652	Newport Corp.*	53,064
5,557	NIC, Inc.	46,401
3,109	Novatel Wireless, Inc.*	30,499
466	NVE Corp.*	23,761
1,251	Occam Networks, Inc.*	9,307
4,915	Oclaro, Inc.*	47,675
5,186	Omnivision Technologies, Inc.*	146,712
2,677	Online Resources Corp.*	11,591
1,575	OpenTable, Inc.*	114,250
8,351	Openwave Systems, Inc.*	19,959
1,925	Oplink Communications, Inc.*	33,283
1,322	Opnet Technologies, Inc.	32,151
4,312	Opnext, Inc.*	5,907
1,614	OSI Systems, Inc.*	56,280
11,559	Parametric Technology Corp.*	247,594
2,048	Park Electrochemical Corp.	56,115
947	PC Connection, Inc.*	8,542
1,902	PC-Tel, Inc.*	11,945
2,249	PDF Solutions, Inc.*	8,973
1,612	Pegasystems, Inc.	49,891
2,310	Perficient, Inc.*	26,057
2,524	Pericom Semiconductor Corp.*	25,215
5,315	Photronics, Inc.*	33,963
4,803	Plantronics, Inc.	171,803
4,019	Plexus Corp.*	109,056
3,688	PLX Technology, Inc.*	12,392
2,456	Power Integrations, Inc.	98,952
6,955	Power-One, Inc.*	65,725
13,212	Powerwave Technologies, Inc.*	27,877
2,733	Presstek, Inc.*	5,056
4,196	Progress Software Corp.*	161,840
1,927	PROS Holdings, Inc.*	18,403
4,109	Pulse Electronics Corp.	16,847
1,272	QAD, Inc.*	5,991
1,333	QLIK Technologies, Inc.*	31,419
21,335	Quantum Corp.*	77,446
5,967	Quest Software, Inc.*	150,965
1,000	QuinStreet, Inc.*	20,000
9,651	Rackspace Hosting, Inc.*	281,520
3,290	Radiant Systems, Inc.*	59,384
2,394	Radisys Corp.*	21,618
1,441	RealD, Inc.*	41,040
8,334	RealNetworks, Inc.*	28,502
1,409	RealPage, Inc.*	38,607
1,309	Renaissance Learning, Inc.	15,407
26,719	RF Micro Devices, Inc.*	187,300
1,439	Richardson Electronics Ltd.	15,412
2,155	RightNow Technologies, Inc.*	54,586
943	Rimage Corp.*	14,428
12,556	Riverbed Technology, Inc.*	425,774
2,816	Rofin-Sinar Technologies, Inc.*	80,847
1,572	Rogers Corp.*	51,860
1,042	Rosetta Stone, Inc.*	21,872
1,580	Rubicon Technology, Inc.*	34,665
3,107	Rudolph Technologies, Inc.*	23,178
5,153	S1 Corp.*	32,670
2,785	Saba Software, Inc.*	16,794
7,918	Sanmina-SCI Corp.*	82,743
10,260	Sapient Corp.	122,402
3,733	SAVVIS, Inc.*	93,810
2,671	ScanSource, Inc.*	77,913
2,773	Seachange International, Inc.*	22,295
6,182	Semtech Corp.*	144,597
4,480	ShoreTel, Inc.*	31,808
3,099	Sigma Designs, Inc.*	37,188
3,055	Silicon Graphics International Corp.*	23,493
7,631	Silicon Image, Inc.*	58,530
5,229	SMART Modular Technologies (WWH), Inc.*	29,282
3,028	Smith Micro Software, Inc.*	45,238
3,477	SolarWinds, Inc.*	62,099
4,222	Sonic Solutions, Inc.*	42,136
20,725	Sonus Networks, Inc.*	55,543
2,736	Sourcefire, Inc.*	74,228
1,292	Spansion, Inc., Class A*	25,543
1,265	Spectrum Control, Inc.*	19,317
467	SPS Commerce, Inc.*	5,539
4,271	SRA International, Inc., Class A*	83,797
1,174	SRS Labs, Inc.*	10,002
1,242	SS&C Technologies Holdings, Inc.*	24,107
1,051	Stamps.com, Inc.	13,831
2,230	Standard Microsystems Corp.*	60,767
4,056	STEC, Inc.*	68,932
2,042	Stratasys, Inc.*	69,060
450	Stream Global Services, Inc.*	1,728
6,265	SuccessFactors, Inc.*	189,015
2,430	Super Micro Computer, Inc.*	25,029
980	Supertex, Inc.*	24,510
4,645	Support.com, Inc.*	30,053
1,922	Sycamore Networks, Inc.	57,698
4,367	Symmetricom, Inc.*	29,041
3,373	Synaptics, Inc.*	96,130
2,022	Synchronoss Technologies, Inc.*	52,552
2,233	SYNNEX Corp.*	63,998
1,309	Syntel, Inc.	62,492
7,011	Take-Two Interactive Software, Inc.*	77,577
3,956	Taleo Corp., Class A*	121,449
1,502	TechTarget, Inc.*	8,937
6,799	Tekelec*	83,968
4,513	TeleCommunication Systems, Inc., Class A*	21,031
801	TeleNav, Inc.*	5,223
3,006	TeleTech Holdings, Inc.*	56,994
5,797	Terremark Worldwide, Inc.*	69,361
502	Tessco Technologies, Inc.	7,635
4,997	Tessera Technologies, Inc.*	99,490
6,726	THQ, Inc.*	34,303
16,538	TIBCO Software, Inc.*	324,806
1,377	Tier Technologies, Inc.*	6,747
11,494	TiVo, Inc.*	94,481
2,593	TNS, Inc.*	49,837
548	Travelzoo, Inc.*	23,559
7,069	Trident Microsystems, Inc.*	13,078
15,454	TriQuint Semiconductor, Inc.*	184,057
7,966	TTM Technologies, Inc.*	105,589
3,080	Tyler Technologies, Inc.*	62,863
2,481	Ultimate Software Group, Inc.*	108,841
2,153	Ultra Clean Holdings*	16,880
2,386	Ultratech, Inc.*	43,831
4,237	Unisys Corp.*	95,799

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,677	United Online, Inc.	$55,229
2,997	Universal Display Corp.*	74,206
11,642	UTStarcom, Inc.*	24,914
8,096	ValueClick, Inc.*	125,812
2,682	VASCO Data Security International, Inc.*	23,172
4,034	Veeco Instruments, Inc.*	177,415
8,507	VeriFone Systems, Inc.*	295,618
3,305	Viasat, Inc.*	136,695
425	Viasystems Group, Inc.*	7,374
3,506	VirnetX Holding Corp.	48,663
1,345	Virtusa Corp.*	18,346
1,664	Vocus, Inc.*	40,735
2,464	Volterra Semiconductor Corp.*	55,489
7,971	Wave Systems Corp., Class A*	21,043
4,303	Websense, Inc.*	89,201
3,864	Wright Express Corp.*	166,422
3,325	X-Rite, Inc.*	13,998
3,000	Xyratex Ltd.*	45,840
5,552	Zix Corp.*	21,320
5,103	Zoran Corp.*	35,109
1,740	Zygo Corp.*	19,940
		20,653,526
	Materials - 2.9%

3,136	A. Schulman, Inc.	63,504
1,665	A.M. Castle & Co.*	25,208
412	AEP Industries, Inc.*	9,909
7,454	Allied Nevada Gold Corp.*	199,320
2,374	AMCOL International Corp.	66,306
2,022	American Vanguard Corp.	13,790
2,250	Arch Chemicals, Inc.	78,120
2,807	Balchem Corp.	86,905
6,979	Boise, Inc.	51,296
2,021	Brush Engineered Materials, Inc.*	71,139
3,910	Buckeye Technologies, Inc.	77,887
5,589	Calgon Carbon Corp.*	78,078
6,096	Capital Gold Corp.*	28,102
6,348	Century Aluminum Co.*	87,888
1,140	Clearwater Paper Corp.*	91,770
8,763	Coeur d’Alene Mines Corp.*	213,379
1,067	Deltic Timber Corp.	55,495
8,574	Ferro Corp.*	122,351
6,399	General Moly, Inc.*	35,322
3,356	Georgia Gulf Corp.*	68,227
6,106	Globe Specialty Metals, Inc.	98,978
25,671	Golden Star Resources Ltd.*	110,899
1,704	Graham Packaging Co., Inc.*	21,470
11,173	Graphic Packaging Holding Co.*	41,564
4,872	H.B. Fuller Co.	102,166
860	Hawkins, Inc.	37,436
1,210	Haynes International, Inc.	46,791
6,010	Headwaters, Inc.*	23,379
25,495	Hecla Mining Co.*	244,497
4,311	Horsehead Holding Corp.*	50,137
2,132	Innophos Holdings, Inc.	72,616
8,368	Jaguar Mining, Inc.*	55,396
1,511	Kaiser Aluminum Corp.	70,866
3,803	KapStone Paper and Packaging Corp.*	55,980
610	KMG Chemicals, Inc.	8,723
2,046	Koppers Holdings, Inc.	58,516
1,117	Kraton Performance Polymers, Inc.*	31,812
2,627	Landec Corp.*	16,445
12,623	Louisiana-Pacific Corp.*	103,509
1,701	LSB Industries, Inc.*	39,225
1,141	Metals USA Holdings Corp.*	15,552
1,870	Minerals Technologies, Inc.	113,771
2,549	Molycorp, Inc.*	73,972
3,513	Myers Industries, Inc.	33,725
1,462	Neenah Paper, Inc.	26,930
1,027	NewMarket Corp.	129,197
677	NL Industries, Inc.	7,961
1,142	Noranda Aluminum Holding Corp.*	13,578
7,851	Olin Corp.	143,438
906	Olympic Steel, Inc.	19,062
3,071	OM Group, Inc.*	115,470
4,443	Omnova Solutions, Inc.*	39,009
4,556	P. H. Glatfelter Co.	56,677
9,236	PolyOne Corp.*	115,081
1,109	Quaker Chemical Corp.	42,120
3,875	Rock-Tenn Co., Class A	209,599
5,190	Rockwood Holdings, Inc.*	198,102
2,992	RTI International Metals, Inc.*	84,883
1,826	Schweitzer-Mauduit International, Inc.	114,691
3,842	Senomyx, Inc.*	21,669
4,929	Sensient Technologies Corp.	167,438
5,373	Silgan Holdings, Inc.	183,971
12,084	Solutia, Inc.*	258,356
3,075	Spartech Corp.*	29,243
778	Stepan Co.	54,888
4,430	Stillwater Mining Co.*	83,816
2,826	STR Holdings, Inc.*	50,727
2,069	Texas Industries, Inc.	77,960
13,917	Thompson Creek Metals Co., Inc.*	169,091
785	TPC Group, Inc.*	21,917
2,664	U.S. Energy Corp.*	13,107
8,877	U.S. Gold Corp.*	58,233
262	United States Lime & Minerals, Inc.*	10,742
673	Universal Stainless & Alloy*	21,045
1,465	Verso Paper Corp.*	5,142
4,879	Wausau Paper Corp.	37,617
1,955	Westlake Chemical Corp.	73,821
5,627	Worthington Industries, Inc.	90,144
7,233	WR Grace & Co.*	242,088
2,159	Zep, Inc.	39,186
2,764	Zoltek Cos., Inc.*	25,125
		6,102,545
	Telecommunication Services - 0.5%

2,241	AboveNet, Inc.*	131,547
4,434	Alaska Communications Systems Group, Inc.	46,734
929	Atlantic Tele-Network, Inc.	31,855
2,667	Cbeyond, Inc.*	35,151
20,022	Cincinnati Bell, Inc.*	48,854
4,468	Cogent Communications Group, Inc.*	53,973
2,478	Consolidated Communications Holdings, Inc.	45,645
4,974	FiberTower Corp.*	21,687
4,734	General Communication, Inc., Class A*	53,352
3,001	Global Crossing Ltd.*	40,123
6,948	Globalstar, Inc.*	10,700
9,360	ICO Global Communications Holdings Ltd.*	14,134
1,409	IDT Corp., Class B	29,293
3,389	Iridium Communications, Inc.*	31,653
3,290	Neutral Tandem, Inc.*	47,277

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,928	NTELOS Holdings Corp.	$49,717
12,531	PAETEC Holding Corp.*	46,365
5,976	Premiere Global Services, Inc.*	42,191
2,363	Shenandoah Telecommunications Co.	41,329
6,942	Syniverse Holdings, Inc.*	212,148
2,204	USA Mobility, Inc.	37,512
10,478	Vonage Holdings Corp.*	25,357
		1,096,597
	Utilities - 1.7%

3,097	Allete, Inc.	109,417
1,871	American DG Energy, Inc.*	5,332
1,849	American States Water Co.	67,636
626	Artesian Resources Corp., Class A	11,750
5,468	Avista Corp.	116,851
3,902	Black Hills Corp.	118,426
1,212	Cadiz, Inc.*	13,671
1,961	California Water Service Group	72,949
1,191	Central Vermont Public Service Corp.	24,058
1,576	CH Energy Group, Inc.	73,505
945	Chesapeake Utilities Corp.	35,523
6,040	Cleco Corp.	183,193
848	Connecticut Water Service, Inc.	21,599
1,449	Consolidated Water Co., Ltd.	12,795
10,205	Dynegy, Inc.*	51,944
4,354	El Paso Electric Co.*	114,684
3,994	Empire District Electric Co. (The)	86,071
4,791	IDACORP, Inc.	174,009
2,220	Laclede Group, Inc. (The)	78,477
2,303	MGE Energy, Inc.	95,091
1,522	Middlesex Water Co.	26,574
4,109	New Jersey Resources Corp.	177,139
4,510	Nicor, Inc.	195,058
2,645	Northwest Natural Gas Co.	129,129
3,601	NorthWestern Corp.	103,745
3,579	Otter Tail Corp.	73,584
7,143	Piedmont Natural Gas Co., Inc.	211,290
8,630	PNM Resources, Inc.	103,387
7,494	Portland General Electric Co.	158,648
1,290	SJW Corp.	32,224
2,976	South Jersey Industries, Inc.	152,341
4,514	Southwest Gas Corp.	158,125
5,022	UIL Holdings Corp.	147,496
3,589	UniSource Energy Corp.	126,225
1,081	Unitil Corp.	24,885
5,041	WGL Holdings, Inc.	182,787
1,257	York Water Co.	19,898
		3,489,516
	Total Common Stocks (Cost $108,199,733)	108,980,024

No. of Warrants
Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 11.4%
	Federal Home Loan Bank
$8,099,466	0.07%, due 12/01/10	8,099,466
15,377,969	0.09%, due 12/06/10	15,377,969
	Total U.S. Government & Agency Securities (Cost $23,477,435)	23,477,435

	Repurchase Agreements (a)(b) - 26.2%
54,087,185	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $54,087,913	54,087,185
	Total Repurchase Agreements (Cost $54,087,185)	54,087,185
	Total Investment Securities (Cost $185,764,353) — 90.3%	186,544,644
	Other assets less liabilities — 9.7%	20,138,357
	Net Assets — 100.0%	$206,683,001

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $26,168,206.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,881,282
Aggregate gross unrealized depreciation	(10,965,349)
Net unrealized depreciation	$(84,067)
Federal income tax cost of investments	$186,628,711

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	296	12/17/10	$21,498,480	$2,804,082

Cash collateral in the amount of $1,735,020 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$6,519,820	$(815,491)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	60,871,616	1,328,464

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,335,343	(29,313)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	33,002,901	(477,497)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	128,562,866	11,986,235

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	51,639,635	6,502,962

		$18,495,360

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) - 47.6%
	Consumer Discretionary - 7.1%

537	99 Cents Only Stores*	$8,436
852	Aaron’s, Inc.	17,006
985	Advance Auto Parts, Inc.	65,000
1,081	Aeropostale, Inc.*	29,219
2,301	American Eagle Outfitters, Inc.	37,967
462	American Greetings Corp., Class A	9,272
690	AnnTaylor Stores Corp.*	18,568
631	Bally Technologies, Inc.*	24,716
472	Barnes & Noble, Inc.	6,617
359	Bob Evans Farms, Inc.	11,179
1,333	BorgWarner, Inc.*	80,433
644	Boyd Gaming Corp.*	5,757
1,083	Brinker International, Inc.	22,137
783	Career Education Corp.*	13,930
696	Cheesecake Factory, Inc. (The)*	22,182
2,101	Chico’s FAS, Inc.	25,317
364	Chipotle Mexican Grill, Inc.*	94,090
672	Coldwater Creek, Inc.*	2,271
767	Collective Brands, Inc.*	12,955
1,037	Corinthian Colleges, Inc.*	4,283
454	Deckers Outdoor Corp.*	34,913
1,029	Dick’s Sporting Goods, Inc.*	35,202
1,489	Dollar Tree, Inc.*	81,821
837	DreamWorks Animation SKG, Inc., Class A*	25,939
808	Dress Barn, Inc. (The)*	19,958
1,848	Foot Locker, Inc.	34,872
620	Fossil, Inc.*	41,943
1,639	Gentex Corp.	34,403
740	Guess?, Inc.	34,965
1,125	Hanesbrands, Inc.*	30,544
446	Harte-Hanks, Inc.	5,548
342	International Speedway Corp., Class A	8,102
322	ITT Educational Services, Inc.*	18,834
745	J. Crew Group, Inc.*	32,571
543	John Wiley & Sons, Inc., Class A	22,535
844	KB Home	9,537
669	Lamar Advertising Co., Class A*	24,586
491	Life Time Fitness, Inc.*	19,365
1,679	LKQ Corp.*	36,224
359	Matthews International Corp., Class A	11,660
444	MDC Holdings, Inc.	11,087
661	Mohawk Industries, Inc.*	34,729
508	NetFlix, Inc.*	104,597
69	NVR, Inc.*	42,779
364	Panera Bread Co., Class A*	36,487
1,392	PetSmart, Inc.	52,701
775	Phillips-Van Heusen Corp.	52,576
390	Polaris Industries, Inc.	28,349
676	Regis Corp.	12,046
774	Rent-A-Center, Inc.	21,548
518	Ryland Group, Inc.	7,552
1,894	Saks, Inc.*	21,099
279	Scholastic Corp.	7,840
738	Scientific Games Corp., Class A*	5,941
2,885	Service Corp. International	23,253
789	Sotheby’s	31,647
164	Strayer Education, Inc.	22,283
497	Thor Industries, Inc.	14,676
471	Timberland Co. (The), Class A*	11,671
1,687	Toll Brothers, Inc.*	30,282
855	Tractor Supply Co.	36,312
745	Tupperware Brands Corp.	34,628
410	Under Armour, Inc., Class A*	23,669
522	Warnaco Group, Inc. (The)*	28,110
3,764	Wendy’s/Arby’s Group, Inc., Class A	17,954
1,264	Williams-Sonoma, Inc.	42,053
679	WMS Industries, Inc.*	30,114
		1,860,840
	Consumer Staples - 1.7%

1,008	Alberto-Culver Co.	37,498
638	BJ’s Wholesale Club, Inc.*	29,227
833	Church & Dwight Co., Inc.	54,353
886	Corn Products International, Inc.	38,204
823	Energizer Holdings, Inc.*	57,931
892	Flowers Foods, Inc.	23,370
1,339	Green Mountain Coffee Roasters, Inc.*	49,650
804	Hansen Natural Corp.*	42,789
230	Lancaster Colony Corp.	11,976
646	Ralcorp Holdings, Inc.*	40,000
497	Ruddick Corp.	18,270
1,940	Smithfield Foods, Inc.*	34,163
286	Tootsie Roll Industries, Inc.	7,619
284	Universal Corp.	11,619
		456,669
	Energy - 3.0%

1,913	Arch Coal, Inc.	55,860
672	Atwood Oceanics, Inc.*	23,923
537	Bill Barrett Corp.*	20,648
986	Cimarex Energy Co.	79,412
555	Comstock Resources, Inc.*	13,597
402	Dril-Quip, Inc.*	31,131
743	Exterran Holdings, Inc.*	16,844
1,325	Forest Oil Corp.*	45,342
1,247	Frontier Oil Corp.	19,366
1,233	Helix Energy Solutions Group, Inc.*	17,299
1,569	Newfield Exploration Co.*	104,856
633	Oceaneering International, Inc.*	43,740
310	Overseas Shipholding Group, Inc.	10,841
936	Patriot Coal Corp.*	15,144
1,809	Patterson-UTI Energy, Inc.	35,710
1,649	Plains Exploration & Production Co.*	47,260
2,067	Pride International, Inc.*	64,284
1,374	Quicksilver Resources, Inc.*	19,538
1,465	Southern Union Co.	34,589
924	Superior Energy Services, Inc.*	30,852
613	Tidewater, Inc.	30,092
464	Unit Corp.*	18,546
		778,874
	Financials - 9.0%

601	Affiliated Managers Group, Inc.*	52,533
639	Alexandria Real Estate Equities, Inc. (REIT)	42,653
1,979	AMB Property Corp. (REIT)	57,747
925	American Financial Group, Inc./OH	28,462
2,281	Apollo Investment Corp.	24,087
1,229	Arthur J. Gallagher & Co.	34,510
2,035	Associated Banc-Corp	26,038
968	Astoria Financial Corp.	11,655
865	BancorpSouth, Inc.	11,115
564	Bank of Hawaii Corp.	24,421
748	BRE Properties, Inc. (REIT)	32,216
1,363	Brown & Brown, Inc.	31,172
783	Camden Property Trust (REIT)	39,988
924	Cathay General Bancorp	12,483

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
542	City National Corp./CA	$29,116
867	Commerce Bancshares, Inc./MO	32,556
772	Corporate Office Properties Trust (REIT)	26,179
1,204	Cousins Properties, Inc. (REIT)	8,934
712	Cullen/Frost Bankers, Inc.	38,120
2,940	Duke Realty Corp. (REIT)	32,722
1,398	Eaton Vance Corp.	41,549
487	Equity One, Inc. (REIT)	8,430
354	Essex Property Trust, Inc. (REIT)	39,237
657	Everest Re Group Ltd.	54,853
722	Federal Realty Investment Trust (REIT)	55,876
2,663	Fidelity National Financial, Inc., Class A	35,951
1,215	First American Financial Corp.	17,217
2,461	First Niagara Financial Group, Inc.	30,479
1,263	FirstMerit Corp.	22,008
2,333	Fulton Financial Corp.	20,180
296	Greenhill & Co., Inc.	22,182
527	Hanover Insurance Group, Inc. (The)	23,863
1,352	HCC Insurance Holdings, Inc.	37,964
843	Highwoods Properties, Inc. (REIT)	25,720
1,452	Hospitality Properties Trust (REIT)	32,118
619	International Bancshares Corp.	10,647
1,445	Jefferies Group, Inc.	34,897
499	Jones Lang LaSalle, Inc.	39,830
1,331	Liberty Property Trust (REIT)	41,714
1,525	Macerich Co. (The) (REIT)	70,669
933	Mack-Cali Realty Corp. (REIT)	29,623
420	Mercury General Corp.	18,035
1,377	MSCI, Inc., Class A*	46,901
1,446	Nationwide Health Properties, Inc. (REIT)	52,128
5,126	New York Community Bancorp, Inc.	86,117
1,252	NewAlliance Bancshares, Inc.	16,702
3,034	Old Republic International Corp.	38,410
1,108	Omega Healthcare Investors, Inc. (REIT)	23,390
364	PacWest Bancorp	6,188
470	Potlatch Corp. (REIT)	14,890
548	Prosperity Bancshares, Inc.	17,832
1,007	Protective Life Corp.	23,685
1,170	Raymond James Financial, Inc.	33,556
944	Rayonier, Inc. (REIT)	48,106
1,289	Realty Income Corp. (REIT)	43,890
962	Regency Centers Corp. (REIT)	39,173
861	Reinsurance Group of America, Inc.	42,990
1,719	SEI Investments Co.	38,815
1,500	Senior Housing Properties Trust (REIT)	33,495
917	SL Green Realty Corp. (REIT)	59,972
546	StanCorp Financial Group, Inc.	22,714
490	SVB Financial Group*	22,016
9,206	Synovus Financial Corp.	18,688
1,481	TCF Financial Corp.	20,156
745	Transatlantic Holdings, Inc.	37,697
669	Trustmark Corp.	14,276
2,096	UDR, Inc. (REIT)	46,741
587	Unitrin, Inc.	13,888
1,894	Valley National Bancorp	24,054
1,422	W. R. Berkley Corp.	37,953
998	Waddell & Reed Financial, Inc., Class A	30,738
1,324	Washington Federal, Inc.	19,542
790	Webster Financial Corp.	13,035
1,407	Weingarten Realty Investors (REIT)	33,346
346	Westamerica Bancorp.	16,912
1,072	Wilmington Trust Corp.	4,202
		2,351,947
	Health Care - 5.1%

2,237	Allscripts Healthcare Solutions, Inc.*	39,259
810	Beckman Coulter, Inc.	44,315
227	Bio-Rad Laboratories, Inc., Class A*	21,191
677	Charles River Laboratories International, Inc.*	22,104
1,119	Community Health Systems, Inc.*	35,651
761	Covance, Inc.*	34,177
1,334	Edwards Lifesciences Corp.*	88,524
1,349	Endo Pharmaceuticals Holdings, Inc.*	48,578
569	Gen-Probe, Inc.*	29,508
2,946	Health Management Associates, Inc., Class A*	26,249
1,139	Health Net, Inc.*	30,753
1,075	Henry Schein, Inc.*	61,737
741	Hill-Rom Holdings, Inc.	29,329
3,050	Hologic, Inc.*	50,020
678	IDEXX Laboratories, Inc.*	43,534
822	Immucor, Inc.*	15,100
465	Kindred Healthcare, Inc.*	7,505
733	Kinetic Concepts, Inc.*	29,108
634	LifePoint Hospitals, Inc.*	22,964
1,147	Lincare Holdings, Inc.	29,535
687	Masimo Corp.	21,201
704	Medicis Pharmaceutical Corp., Class A	18,550
557	MEDNAX, Inc.*	34,089
390	Mettler-Toledo International, Inc.*	56,620
1,381	Omnicare, Inc.	31,846
741	Owens & Minor, Inc.	20,933
964	Perrigo Co.	58,071
1,393	Pharmaceutical Product Development, Inc.	34,714
1,787	ResMed, Inc.*	57,095
696	STERIS Corp.	23,949
440	Techne Corp.	26,431
469	Teleflex, Inc.	23,422
684	Thoratec Corp.*	17,411
581	United Therapeutics Corp.*	36,562
1,143	Universal Health Services, Inc., Class B	47,000
1,011	VCA Antech, Inc.*	22,085
2,371	Vertex Pharmaceuticals, Inc.*	78,551
499	WellCare Health Plans, Inc.*	14,047
		1,331,718
	Industrials - 7.5%

511	Acuity Brands, Inc.	27,522
1,358	Aecom Technology Corp.*	34,982
1,095	AGCO Corp.*	49,428
1,591	AirTran Holdings, Inc.*	11,837
420	Alaska Air Group, Inc.*	23,100
483	Alexander & Baldwin, Inc.	16,948
388	Alliant Techsystems, Inc.*	28,677
1,251	AMETEK, Inc.	74,022
552	Baldor Electric Co.	34,947
1,202	BE Aerospace, Inc.*	42,671
549	Brink’s Co. (The)	13,472
953	Bucyrus International, Inc.	84,969
716	Carlisle Cos., Inc.	26,220
269	Clean Harbors, Inc.*	19,919
630	Con-way, Inc.	21,294

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
838	Copart, Inc.*	$29,732
403	Corporate Executive Board Co. (The)	13,980
1,292	Corrections Corp. of America*	31,202
543	Crane Co.	20,352
604	Deluxe Corp.	12,799
893	Donaldson Co., Inc.	48,481
553	FTI Consulting, Inc.*	19,709
617	Gardner Denver, Inc.	40,383
544	GATX Corp.	18,045
715	Graco, Inc.	25,711
395	Granite Construction, Inc.	10,021
948	Harsco Corp.	22,809
670	Herman Miller, Inc.	14,432
534	HNI Corp.	14,226
707	Hubbell, Inc., Class B	39,988
955	IDEX Corp.	35,784
1,038	J.B. Hunt Transport Services, Inc.	37,887
2,355	JetBlue Airways Corp.*	15,990
1,214	Joy Global, Inc.	92,652
1,199	Kansas City Southern*	56,761
1,827	KBR, Inc.	49,475
961	Kennametal, Inc.	32,501
637	Kirby Corp.*	28,455
539	Korn/Ferry International*	9,336
592	Landstar System, Inc.	21,282
535	Lennox International, Inc.	23,535
502	Lincoln Electric Holdings, Inc.	30,953
962	Manpower, Inc.	54,180
354	Mine Safety Appliances Co.	10,202
520	MSC Industrial Direct Co., Class A	31,273
598	Navigant Consulting, Inc.*	4,975
402	Nordson Corp.	31,931
1,058	Oshkosh Corp.*	30,365
1,161	Pentair, Inc.	38,197
452	Regal-Beloit Corp.	27,572
495	Rollins, Inc.	13,375
992	Shaw Group, Inc. (The)*	31,794
587	SPX Corp.	38,554
1,280	Terex Corp.*	31,078
611	Thomas & Betts Corp.*	27,159
938	Timken Co.	40,859
529	Towers Watson & Co., Class A	26,556
931	Trinity Industries, Inc.	21,320
711	United Rentals, Inc.*	13,950
979	URS Corp.*	38,710
250	Valmont Industries, Inc.	20,215
1,374	Waste Connections, Inc.	35,724
327	Watsco, Inc.	19,708
518	Werner Enterprises, Inc.	11,178
565	Westinghouse Air Brake Technologies Corp.	26,120
686	Woodward Governor Co.	23,153
		1,954,637
	Information Technology - 7.8%

404	ACI Worldwide, Inc.*	10,258
936	Acxiom Corp.*	15,921
1,142	ADC Telecommunications, Inc.*	14,526
732	ADTRAN, Inc.	22,795
185	Advent Software, Inc.*	9,542
616	Alliance Data Systems Corp.*	38,857
1,064	ANSYS, Inc.*	51,604
1,256	AOL, Inc.*	30,370
1,377	Arrow Electronics, Inc.*	42,701
5,418	Atmel Corp.*	56,293
1,787	Avnet, Inc.*	54,772
1,493	Broadridge Financial Solutions, Inc.	30,741
3,113	Cadence Design Systems, Inc.*	24,468
1,084	Ciena Corp.*	16,423
1,110	CommScope, Inc.*	35,087
1,453	Convergys Corp.*	18,729
1,225	CoreLogic, Inc.	22,307
1,263	Cree, Inc.*	82,322
777	Diebold, Inc.	24,413
466	Digital River, Inc.*	17,158
420	DST Systems, Inc.	18,001
533	Equinix, Inc.*	41,361
940	F5 Networks, Inc.*	123,967
541	Factset Research Systems, Inc.	47,971
491	Fair Isaac Corp.	11,465
1,484	Fairchild Semiconductor International, Inc.*	20,850
847	Gartner, Inc.*	27,248
932	Global Payments, Inc.	38,734
1,082	Informatica Corp.*	44,665
1,846	Ingram Micro, Inc., Class A*	32,951
1,854	Integrated Device Technology, Inc.*	11,921
833	International Rectifier Corp.*	23,624
1,455	Intersil Corp., Class A	18,551
474	Itron, Inc.*	26,909
1,001	Jack Henry & Associates, Inc.	27,367
1,452	Lam Research Corp.*	65,819
1,088	Lender Processing Services, Inc.	33,478
264	Mantech International Corp., Class A*	10,539
1,277	Mentor Graphics Corp.*	14,360
947	MICROS Systems, Inc.*	41,403
687	National Instruments Corp.	23,440
1,885	NCR Corp.*	27,125
882	NeuStar, Inc., Class A*	22,791
1,370	Parametric Technology Corp.*	29,345
557	Plantronics, Inc.	19,924
1,002	Polycom, Inc.*	37,079
728	Quest Software, Inc.*	18,418
1,128	Rackspace Hosting, Inc.*	32,904
3,180	RF Micro Devices, Inc.*	22,292
1,660	Riverbed Technology, Inc.*	56,291
1,205	Rovi Corp.*	66,480
725	Semtech Corp.*	16,958
522	Silicon Laboratories, Inc.*	22,175
2,088	Skyworks Solutions, Inc.*	53,140
823	Solera Holdings, Inc.	39,504
511	SRA International, Inc., Class A*	10,026
1,739	Synopsys, Inc.*	44,675
545	Tech Data Corp.*	24,018
1,916	TIBCO Software, Inc.*	37,630
1,393	Trimble Navigation Ltd.*	51,875
955	ValueClick, Inc.*	14,841
1,935	Vishay Intertechnology, Inc.*	27,593
663	Zebra Technologies Corp., Class A*	24,160
		2,023,155
	Materials - 3.1%

1,076	Albemarle Corp.	58,201
801	Aptargroup, Inc.	36,582
923	Ashland, Inc.	46,962
770	Cabot Corp.	27,566
518	Carpenter Technology Corp.	18,892
1,343	Commercial Metals Co.	20,642
575	Cytec Industries, Inc.	27,502
364	Greif, Inc., Class A	21,272
518	Intrepid Potash, Inc.*	15,877
1,479	Louisiana-Pacific Corp.*	12,128
789	Lubrizol Corp.	82,498

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
534	Martin Marietta Materials, Inc.	$45,144
223	Minerals Technologies, Inc.	13,567
116	NewMarket Corp.	14,593
927	Olin Corp.	16,936
1,212	Packaging Corp. of America	31,088
869	Reliance Steel & Aluminum Co.	38,627
458	Rock-Tenn Co., Class A	24,773
1,524	RPM International, Inc.	31,212
540	Scotts Miracle-Gro Co. (The), Class A	26,978
582	Sensient Technologies Corp.	19,771
571	Silgan Holdings, Inc.	19,551
1,180	Sonoco Products Co.	38,657
2,547	Steel Dynamics, Inc.	40,599
1,265	Temple-Inland, Inc.	26,527
1,151	Valspar Corp.	38,029
670	Worthington Industries, Inc.	10,733
		804,907
	Telecommunication Services - 0.4%

2,365	Cincinnati Bell, Inc.*	5,771
823	Syniverse Holdings, Inc.*	25,151
1,081	Telephone & Data Systems, Inc.	38,570
1,786	tw telecom, inc.*	29,433
		98,925
	Utilities - 2.9%

916	AGL Resources, Inc.	33,645
1,304	Alliant Energy Corp.	47,348
1,611	Aqua America, Inc.	34,717
1,054	Atmos Energy Corp.	31,694
461	Black Hills Corp.	13,991
714	Cleco Corp.	21,656
1,400	DPL, Inc.	35,462
1,182	Dynegy, Inc.*	6,016
846	Energen Corp.	36,860
1,596	Great Plains Energy, Inc.	29,765
1,093	Hawaiian Electric Industries, Inc.	23,926
565	IDACORP, Inc.	20,521
2,214	MDU Resources Group, Inc.	45,254
964	National Fuel Gas Co.	61,079
1,211	NSTAR	50,135
2,765	NV Energy, Inc.	37,853
1,143	OGE Energy Corp.	50,875
1,020	PNM Resources, Inc.	12,220
2,059	Questar Corp.	34,200
1,285	UGI Corp.	38,126
955	Vectren Corp.	24,734
1,301	Westar Energy, Inc.	32,408
595	WGL Holdings, Inc.	21,575
		744,060
	Total Common Stocks (Cost $11,107,393)	12,405,732

Principal Amount
	U.S. Government & Agency Securities (a) - 7.3%
	Federal Home Loan Bank
$638,260	0.07%, due 12/01/10	638,260
1,259,845	0.09%, due 12/06/10	1,259,845
	Total U.S. Government & Agency Securities (Cost $1,898,105)	1,898,105

	Repurchase Agreements (a)(b) - 16.8%
4,375,586	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,375,646	4,375,586
	Total Repurchase Agreements (Cost $4,375,586)	4,375,586
	Total Investment Securities (Cost $17,381,084) — 71.7%	18,679,423
	Other assets less liabilities — 28.3%	7,367,239
	Net Assets — 100.0%	$26,046,662

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,561,235.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,673,396
Aggregate gross unrealized depreciation	(417,894)
Net unrealized appreciation	$1,255,502
Federal income tax cost of investments	$17,423,921

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	13	12/17/10	$1,107,210	$26,043

Cash collateral in the amount of $238,720 was pledged to cover margin requirements for open futures contracts as of November 30, 2010.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$7,259,345	$981,208

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	4,477,418	494,907

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	6,045,643	(9,004)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	5,231,337	605,005

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	3,344,836	(40,525)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	25,296,519	4,615,676

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	12,950,618	576,443

		$7,223,710

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 67.2%
	Consumer Discretionary - 5.3%

41	Aaron’s, Inc.	$818
26	Abercrombie & Fitch Co., Class A	1,306
186	American Eagle Outfitters, Inc.	3,069
71	Autoliv, Inc.	5,213
55	AutoNation, Inc.*	1,437
11	BorgWarner, Inc.*	664
17	Brinker International, Inc.	347
297	Cablevision Systems Corp., Class A	9,406
346	Carnival Corp.	14,293
757	CBS Corp., Class B	12,748
47	Central European Media Enterprises Ltd., Class A*	901
33	Choice Hotels International, Inc.	1,229
51	Clear Channel Outdoor Holdings, Inc., Class A*	701
3,557	Comcast Corp., Class A	71,140
352	D.R. Horton, Inc.	3,534
97	Discovery Communications, Inc., Class A*	3,956
253	DISH Network Corp., Class A*	4,653
24	Education Management Corp.*	339
152	Expedia, Inc.	4,002
19	Federal-Mogul Corp.*	355
198	Foot Locker, Inc.	3,736
169	Fortune Brands, Inc.	9,986
193	GameStop Corp., Class A*	3,845
301	Gannett Co., Inc.	3,946
59	Gap, Inc. (The)	1,260
133	Garmin Ltd.	3,852
201	Genuine Parts Co.	9,676
229	H&R Block, Inc.	2,883
46	Harman International Industries, Inc.*	2,005
55	Hyatt Hotels Corp., Class A*	2,302
25	International Speedway Corp., Class A	592
202	J.C. Penney Co., Inc.	6,721
116	Jarden Corp.	3,561
4	John Wiley & Sons, Inc., Class A	166
49	Johnson Controls, Inc.	1,786
97	KB Home	1,096
101	Kohl’s Corp.*	5,698
58	Lamar Advertising Co., Class A*	2,131
44	Lear Corp.*	3,862
77	Leggett & Platt, Inc.	1,594
201	Lennar Corp., Class A	3,053
299	Liberty Global, Inc., Class A*	10,543
93	Liberty Media Corp. - Capital, Class A*	5,355
756	Liberty Media Corp. - Interactive, Class A*	11,688
65	Liberty Media Corp. - Starz, Class A*	4,085
434	Lowe’s Cos., Inc.	9,852
481	Macy’s, Inc.	12,352
52	Madison Square Garden, Inc., Class A*	1,141
194	Mattel, Inc.	5,013
119	McGraw-Hill Cos., Inc. (The)	4,104
48	MDC Holdings, Inc.	1,199
27	Meredith Corp.	908
324	MGM Resorts International*	3,963
63	Mohawk Industries, Inc.*	3,310
172	New York Times Co. (The), Class A*	1,546
412	Newell Rubbermaid, Inc.	6,909
2,285	News Corp., Class A	31,167
313	Office Depot, Inc.*	1,362
75	Omnicom Group, Inc.	3,408
86	Penn National Gaming, Inc.*	3,019
426	PulteGroup, Inc.*	2,667
141	RadioShack Corp.	2,601
79	Regal Entertainment Group, Class A	1,066
102	Royal Caribbean Cruises Ltd.*	4,106
58	Sears Holdings Corp.*	3,799
322	Service Corp. International	2,595
108	Signet Jewelers Ltd.*	4,302
203	Stanley Black & Decker, Inc.	12,085
6	Tesla Motors, Inc.*	212
320	Thomson Reuters Corp.	11,635
448	Time Warner Cable, Inc.	27,570
1,144	Time Warner, Inc.	33,737
183	Toll Brothers, Inc.*	3,285
32	TRW Automotive Holdings Corp.*	1,520
111	VF Corp.	9,200
617	Viacom, Inc., Class B	23,341
420	Virgin Media, Inc.	10,702
2,477	Walt Disney Co. (The)	90,435
7	Washington Post Co. (The), Class B	2,639
256	Wendy’s/Arby’s Group, Inc., Class A	1,221
55	Whirlpool Corp.	4,015
228	Wyndham Worldwide Corp.	6,555
		594,074
	Consumer Staples - 6.9%

84	Alberto-Culver Co.	3,125
1,098	Altria Group, Inc.	26,352
813	Archer-Daniels-Midland Co.	23,569
63	BJ’s Wholesale Club, Inc.*	2,886
34	Brown-Forman Corp., Class B	2,224
182	Bunge Ltd.	11,069
93	Campbell Soup Co.	3,153
89	Central European Distribution Corp.*	2,139
10	Clorox Co.	618
676	Coca-Cola Co. (The)	42,703
156	Coca-Cola Enterprises, Inc.	3,767
101	Colgate-Palmolive Co.	7,731
506	ConAgra Foods, Inc.	10,869
232	Constellation Brands, Inc., Class A*	4,781
95	Corn Products International, Inc.	4,096
1,530	CVS Caremark Corp.	47,430
229	Dean Foods Co.*	1,665
251	Del Monte Foods Co.	4,701
216	Dr. Pepper Snapple Group, Inc.	7,912
89	Energizer Holdings, Inc.*	6,265
60	Flowers Foods, Inc.	1,572
340	General Mills, Inc.	12,012
236	H. J. Heinz Co.	11,392
13	Hansen Natural Corp.*	692
81	Hershey Co. (The)	3,791
87	Hormel Foods Corp.	4,270
151	J.M. Smucker Co. (The)	9,551
34	Kellogg Co.	1,674
109	Kimberly-Clark Corp.	6,746
2,028	Kraft Foods, Inc., Class A	61,347
769	Kroger Co. (The)	18,110
193	Lorillard, Inc.	15,359
84	McCormick & Co., Inc. (Non-Voting)	3,697
224	Mead Johnson Nutrition Co.	13,344
167	Molson Coors Brewing Co., Class B	7,958
867	PepsiCo, Inc.	56,034

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

370	Philip Morris International, Inc.	$21,049
3,423	Procter & Gamble Co. (The)	209,043
70	Ralcorp Holdings, Inc.*	4,334
424	Reynolds American, Inc.	13,119
491	Safeway, Inc.	11,288
240	Sara Lee Corp.	3,600
174	Smithfield Foods, Inc.*	3,064
268	SUPERVALU, Inc.	2,423
377	Tyson Foods, Inc., Class A	5,968
110	Walgreen Co.	3,833
1,022	Wal-Mart Stores, Inc.	55,280
		777,605
	Energy - 8.2%

133	Alpha Natural Resources, Inc.*	6,592
626	Anadarko Petroleum Corp.	40,164
483	Apache Corp.	51,990
60	Arch Coal, Inc.	1,752
26	Atlas Energy, Inc.*	1,117
57	Atwood Oceanics, Inc.*	2,029
394	Baker Hughes, Inc.	20,551
131	Cabot Oil & Gas Corp.	4,581
132	Cameron International Corp.*	6,351
823	Chesapeake Energy Corp.	17,382
2,406	Chevron Corp.	194,814
93	Cobalt International Energy, Inc.*	1,057
60	Comstock Resources, Inc.*	1,470
1,161	ConocoPhillips	69,857
155	CONSOL Energy, Inc.	6,504
4	Continental Resources, Inc.*	214
505	Denbury Resources, Inc.*	9,181
565	Devon Energy Corp.	39,872
59	Diamond Offshore Drilling, Inc.	3,821
10	Dresser-Rand Group, Inc.*	379
726	El Paso Corp.	9,794
13	EQT Corp.	526
71	Exterran Holdings, Inc.*	1,610
522	Exxon Mobil Corp.	36,310
50	Forest Oil Corp.*	1,711
134	Frontier Oil Corp.	2,081
11	Frontline Ltd.	285
118	Helmerich & Payne, Inc.	5,353
369	Hess Corp.	25,848
18	Holly Corp.	647
658	Marathon Oil Corp.	22,023
130	Massey Energy Co.	6,384
62	McDermott International, Inc.*	1,136
214	Murphy Oil Corp.	14,449
216	Nabors Industries Ltd.*	4,771
530	National Oilwell Varco, Inc.	32,484
169	Newfield Exploration Co.*	11,294
221	Noble Energy, Inc.	17,956
818	Occidental Petroleum Corp.	72,123
70	Oceaneering International, Inc.*	4,837
59	Oil States International, Inc.*	3,501
195	Patterson-UTI Energy, Inc.	3,849
340	Peabody Energy Corp.	19,995
111	Petrohawk Energy Corp.*	1,979
147	Pioneer Natural Resources Co.	11,776
177	Plains Exploration & Production Co.*	5,073
134	Pride International, Inc.*	4,167
221	QEP Resources, Inc.	7,764
140	Quicksilver Resources, Inc.*	1,991
127	Rowan Cos., Inc.*	3,829
188	SandRidge Energy, Inc.*	970
220	Schlumberger Ltd.	17,015
26	SEACOR Holdings, Inc.*	2,834
26	SM Energy Co.	1,292
157	Southern Union Co.	3,707
820	Spectra Energy Corp.	19,491
152	Sunoco, Inc.	6,101
92	Superior Energy Services, Inc.*	3,072
54	Teekay Corp.	1,722
179	Tesoro Corp.*	2,921
66	Tidewater, Inc.	3,240
50	Unit Corp.*	1,999
715	Valero Energy Corp.	13,928
558	Weatherford International Ltd.*	11,389
69	Whiting Petroleum Corp.*	7,593
434	Williams Cos., Inc. (The)	9,900
		922,398
	Financials - 17.9%

363	ACE Ltd.	21,243
33	Aflac, Inc.	1,699
69	Alexandria Real Estate Equities, Inc. (REIT)	4,606
9	Alleghany Corp.*	2,711
51	Allied World Assurance Co. Holdings Ltd.	2,996
680	Allstate Corp. (The)	19,795
193	AMB Property Corp. (REIT)	5,632
108	American Financial Group, Inc./OH	3,323
153	American International Group, Inc.*	6,317
9	American National Insurance Co.	716
260	Ameriprise Financial, Inc.	13,478
784	Annaly Capital Management, Inc. (REIT)	14,261
341	AON Corp.	13,681
74	Apartment Investment & Management Co., Class A (REIT)	1,785
59	Arch Capital Group Ltd.*	5,328
242	Ares Capital Corp.	3,976
99	Arthur J. Gallagher & Co.	2,780
98	Aspen Insurance Holdings Ltd.	2,832
219	Associated Banc-Corp	2,802
141	Assurant, Inc.	4,973
233	Assured Guaranty Ltd.	3,963
105	AvalonBay Communities, Inc. (REIT)	11,585
109	Axis Capital Holdings Ltd.	3,852
106	BancorpSouth, Inc.	1,362
12,687	Bank of America Corp.	138,923
41	Bank of Hawaii Corp.	1,775
1,534	Bank of New York Mellon Corp. (The)	41,403
875	BB&T Corp.	20,300
2,187	Berkshire Hathaway, Inc., Class B*	174,260
29	BlackRock, Inc.	4,727
32	BOK Financial Corp.	1,494
175	Boston Properties, Inc. (REIT)	14,665
166	Brandywine Realty Trust (REIT)	1,836
81	BRE Properties, Inc. (REIT)	3,489
66	Brown & Brown, Inc.	1,509
83	Camden Property Trust (REIT)	4,239
577	Capital One Financial Corp.	21,482
408	CapitalSource, Inc.	2,636
23	Capitol Federal Financial	537
11	CBOE Holdings, Inc.	262
1,117	Chimera Investment Corp. (REIT)	4,468
379	Chubb Corp.	21,607
185	Cincinnati Financial Corp.	5,577
253	CIT Group, Inc.*	9,983

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,751	Citigroup, Inc.*	$112,354
58	City National Corp./CA	3,116
83	CME Group, Inc.	23,909
34	CNA Financial Corp.*	878
223	Comerica, Inc.	8,137
91	Commerce Bancshares, Inc./MO	3,417
94	CommonWealth REIT (REIT)	2,353
75	Corporate Office Properties Trust (REIT)	2,543
67	Cullen/Frost Bankers, Inc.	3,587
252	Developers Diversified Realty Corp. (REIT)	3,233
6	Digital Realty Trust, Inc. (REIT)	315
688	Discover Financial Services	12,577
155	Douglas Emmett, Inc. (REIT)	2,588
318	Duke Realty Corp. (REIT)	3,539
278	E*Trade Financial Corp.*	4,100
187	East West Bancorp, Inc.	3,243
51	Endurance Specialty Holdings Ltd.	2,250
335	Equity Residential (REIT)	16,743
11	Erie Indemnity Co., Class A	693
23	Essex Property Trust, Inc. (REIT)	2,549
75	Everest Re Group Ltd.	6,262
31	Federal Realty Investment Trust (REIT)	2,399
36	Federated Investors, Inc., Class B	854
290	Fidelity National Financial, Inc., Class A	3,915
1,005	Fifth Third Bancorp	12,010
7	First Citizens BancShares, Inc./NC, Class A	1,217
294	First Horizon National Corp.*	2,814
264	First Niagara Financial Group, Inc.	3,270
161	Forest City Enterprises, Inc., Class A*	2,471
251	Fulton Financial Corp.	2,171
57	General Growth Properties, Inc. (REIT)	923
504	Genworth Financial, Inc., Class A*	5,877
651	Goldman Sachs Group, Inc. (The)	101,647
2	Green Dot Corp., Class A*	116
57	Hanover Insurance Group, Inc. (The)	2,581
514	Hartford Financial Services Group, Inc.	11,442
145	HCC Insurance Holdings, Inc.	4,072
392	HCP, Inc. (REIT)	12,909
169	Health Care REIT, Inc. (REIT)	7,821
156	Hospitality Properties Trust (REIT)	3,451
833	Host Hotels & Resorts, Inc. (REIT)	13,728
6	Howard Hughes Corp. (The)*	229
547	Hudson City Bancorp, Inc.	6,208
906	Huntington Bancshares, Inc./OH	5,286
32	Interactive Brokers Group, Inc., Class A*	587
413	Invesco Ltd.	8,979
212	Janus Capital Group, Inc.	2,213
147	Jefferies Group, Inc.	3,550
5,031	JPMorgan Chase & Co.	188,059
1,111	KeyCorp	8,366
513	Kimco Realty Corp. (REIT)	8,547
196	Legg Mason, Inc.	6,393
247	Leucadia National Corp.*	6,412
144	Liberty Property Trust (REIT)	4,513
382	Lincoln National Corp.	9,122
398	Loews Corp.	14,889
93	M&T Bank Corp.	7,157
164	Macerich Co. (The) (REIT)	7,600
100	Mack-Cali Realty Corp. (REIT)	3,175
12	Markel Corp.*	4,242
54	Marsh & McLennan Cos., Inc.	1,354
667	Marshall & Ilsley Corp.	3,195
194	MBIA, Inc.*	1,938
34	Mercury General Corp.	1,460
566	MetLife, Inc.	21,593
1,329	Morgan Stanley	32,507
155	NASDAQ OMX Group, Inc. (The)*	3,326
151	Nationwide Health Properties, Inc. (REIT)	5,444
550	New York Community Bancorp, Inc.	9,240
183	Northern Trust Corp.	9,205
259	NYSE Euronext	7,076
327	Old Republic International Corp.	4,140
29	OneBeacon Insurance Group Ltd., Class A	424
98	PartnerRe Ltd.	7,595
470	People’s United Financial, Inc.	5,823
67	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,333
119	Plum Creek Timber Co., Inc. (REIT)	4,289
665	PNC Financial Services Group, Inc.	35,810
1,293	Popular, Inc.*	3,724
405	Principal Financial Group, Inc.	11,032
848	Progressive Corp. (The)	17,248
565	ProLogis (REIT)	7,351
108	Protective Life Corp.	2,540
586	Prudential Financial, Inc.	29,698
17	Public Storage (REIT)	1,642
126	Raymond James Financial, Inc.	3,614
71	Rayonier, Inc. (REIT)	3,618
140	Realty Income Corp. (REIT)	4,767
103	Regency Centers Corp. (REIT)	4,194
1,588	Regions Financial Corp.	8,543
92	Reinsurance Group of America, Inc.	4,594
70	RenaissanceRe Holdings Ltd.	4,220
161	Senior Housing Properties Trust (REIT)	3,595
114	Simon Property Group, Inc. (REIT)	11,229
99	SL Green Realty Corp. (REIT)	6,475
615	SLM Corp.*	7,103
12	St. Joe Co. (The)*	211
60	StanCorp Financial Group, Inc.	2,496
635	State Street Corp.	27,432
632	SunTrust Banks, Inc.	14,763
44	Symetra Financial Corp.	532
990	Synovus Financial Corp.	2,010
69	Taubman Centers, Inc. (REIT)	3,349
179	TCF Financial Corp.	2,436
101	TFS Financial Corp.	826
104	Torchmark Corp.	5,977
81	Transatlantic Holdings, Inc.	4,099
526	Travelers Cos., Inc. (The)	28,399
2,424	U.S. Bancorp	57,643
215	UDR, Inc. (REIT)	4,794
64	Unitrin, Inc.	1,514
421	Unum Group	9,047
83	Validus Holdings Ltd.	2,424
204	Valley National Bancorp	2,591
144	Ventas, Inc. (REIT)	7,383
186	Vornado Realty Trust (REIT)	15,174
160	W. R. Berkley Corp.	4,270
142	Washington Federal, Inc.	2,096
152	Weingarten Realty Investors (REIT)	3,602
6,153	Wells Fargo & Co.	167,423
2	Wesco Financial Corp.	724

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	White Mountains Insurance Group Ltd.	$3,175
115	Wilmington Trust Corp.	451
433	XL Group plc	8,513
220	Zions Bancorp.	4,279
		2,019,041
	Health Care - 8.6%

192	Abbott Laboratories	8,930
537	Aetna, Inc.	15,906
75	Alere, Inc.*	2,393
1,212	Amgen, Inc.*	63,860
126	Baxter International, Inc.	6,117
89	Beckman Coulter, Inc.	4,869
306	Biogen Idec, Inc.*	19,575
25	Bio-Rad Laboratories, Inc., Class A*	2,334
1,918	Boston Scientific Corp.*	12,314
2,175	Bristol-Myers Squibb Co.	54,897
94	Brookdale Senior Living, Inc.*	1,797
301	Cardinal Health, Inc.	10,710
179	CareFusion Corp.*	4,094
95	Cephalon, Inc.*	6,032
64	Charles River Laboratories International, Inc.*	2,090
350	CIGNA Corp.	12,884
37	Community Health Systems, Inc.*	1,179
46	Cooper Cos., Inc. (The)	2,461
187	Coventry Health Care, Inc.*	4,735
990	Eli Lilly & Co.	33,323
3	Emdeon, Inc., Class A*	37
147	Endo Pharmaceuticals Holdings, Inc.*	5,293
361	Forest Laboratories, Inc.*	11,512
81	Genzyme Corp.*	5,769
126	Health Net, Inc.*	3,402
13	Hill-Rom Holdings, Inc.	515
328	Hologic, Inc.*	5,379
216	Humana, Inc.*	12,105
2,964	Johnson & Johnson	182,434
72	Kinetic Concepts, Inc.*	2,859
316	King Pharmaceuticals, Inc.*	4,471
67	Life Technologies Corp.*	3,337
70	LifePoint Hospitals, Inc.*	2,535
195	McKesson Corp.	12,460
3	MEDNAX, Inc.*	184
322	Medtronic, Inc.	10,797
3,943	Merck & Co., Inc.	135,915
62	Mylan, Inc.*	1,213
137	Omnicare, Inc.	3,159
81	PerkinElmer, Inc.	1,887
10,199	Pfizer, Inc.	166,142
24	Quest Diagnostics, Inc.	1,184
42	Teleflex, Inc.	2,097
170	Tenet Healthcare Corp.*	694
519	Thermo Fisher Scientific, Inc.*	26,396
1,438	UnitedHealth Group, Inc.	52,516
106	Universal Health Services, Inc., Class B	4,359
141	Watson Pharmaceuticals, Inc.*	6,872
506	WellPoint, Inc.*	28,204
256	Zimmer Holdings, Inc.*	12,611
		976,838
	Industrials - 6.1%

89	Aecom Technology Corp.*	2,293
118	AGCO Corp.*	5,326
52	Alexander & Baldwin, Inc.	1,825
3	Alliant Techsystems, Inc.*	222
284	AMR Corp.*	2,431
23	Armstrong World Industries, Inc.*	1,115
131	Avery Dennison Corp.	4,918
30	Babcock & Wilcox Co.*	729
122	BE Aerospace, Inc.*	4,331
183	Boeing Co. (The)	11,670
71	Carlisle Cos., Inc.	2,600
76	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,152
168	Cintas Corp.	4,493
27	CNH Global N.V.*	1,118
62	Con-way, Inc.	2,096
15	Copa Holdings S.A., Class A	837
119	Corrections Corp. of America*	2,874
155	Covanta Holding Corp.	2,437
63	Crane Co.	2,361
492	CSX Corp.	29,918
50	Danaher Corp.	2,162
31	Deere & Co.	2,316
86	Dover Corp.	4,714
156	Eaton Corp.	15,038
160	Equifax, Inc.	5,538
140	FedEx Corp.	12,757
10	Flowserve Corp.	1,055
212	Fluor Corp.	12,260
11	FTI Consulting, Inc.*	392
4	Gardner Denver, Inc.	262
43	GATX Corp.	1,426
43	General Cable Corp.*	1,410
437	General Dynamics Corp.	28,881
10,368	General Electric Co.	164,125
114	Goodrich Corp.	9,778
95	Harsco Corp.	2,286
36	Hertz Global Holdings, Inc.*	441
46	Hubbell, Inc., Class B	2,602
18	IDEX Corp.	674
407	Ingersoll-Rand plc	16,687
232	ITT Corp.	10,672
62	Jacobs Engineering Group, Inc.*	2,387
53	Kansas City Southern*	2,509
30	KAR Auction Services, Inc.*	361
192	KBR, Inc.	5,199
27	Kennametal, Inc.	913
64	Kirby Corp.*	2,859
147	L-3 Communications Holdings, Inc.	10,338
84	Lockheed Martin Corp.	5,715
103	Manpower, Inc.	5,801
317	Masco Corp.	3,458
468	Norfolk Southern Corp.	28,160
381	Northrop Grumman Corp.	23,500
64	Owens Corning*	1,684
146	Parker Hannifin Corp.	11,714
60	Pentair, Inc.	1,974
74	Pitney Bowes, Inc.	1,624
266	Quanta Services, Inc.*	4,684
247	R.R. Donnelley & Sons Co.	3,893
482	Raytheon Co.	22,292
8	Regal-Beloit Corp.	488
288	Republic Services, Inc.	8,104
95	Rockwell Collins, Inc.	5,326
31	Ryder System, Inc.	1,336
45	Shaw Group, Inc. (The)*	1,442
73	Snap-On, Inc.	3,864
817	Southwest Airlines Co.	10,882
114	Spirit Aerosystems Holdings, Inc., Class A*	2,220

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50	SPX Corp.	$3,284
138	Terex Corp.*	3,351
167	Textron, Inc.	3,734
55	Thomas & Betts Corp.*	2,445
29	Timken Co.	1,263
46	Towers Watson & Co., Class A	2,309
100	Trinity Industries, Inc.	2,290
552	Tyco International Ltd.	20,915
560	Union Pacific Corp.	50,462
54	United Continental Holdings, Inc.*	1,495
102	United Technologies Corp.	7,677
105	URS Corp.*	4,152
50	USG Corp.*	634
21	UTi Worldwide, Inc.	404
32	Waste Connections, Inc.	819
611	Waste Management, Inc.	20,927
36	WESCO International, Inc.*	1,718
51	Westinghouse Air Brake Technologies Corp.	2,358
		684,186
	Information Technology - 3.8%

478	Activision Blizzard, Inc.	5,612
469	Advanced Micro Devices, Inc.*	3,419
188	Amdocs Ltd.*	4,888
135	AOL, Inc.*	3,264
137	Arrow Electronics, Inc.*	4,248
61	Atmel Corp.*	634
192	Avnet, Inc.*	5,885
56	AVX Corp.	801
14	Broadridge Financial Solutions, Inc.	288
562	Brocade Communications Systems, Inc.*	2,799
91	CA, Inc.	2,083
119	CommScope, Inc.*	3,762
195	Computer Sciences Corp.	8,703
123	Compuware Corp.*	1,267
126	Convergys Corp.*	1,624
148	CoreLogic, Inc.	2,695
1,727	Corning, Inc.	30,499
66	Diebold, Inc.	2,074
901	eBay, Inc.*	26,246
47	EchoStar Corp., Class A*	948
25	Electronic Arts, Inc.*	373
159	Fairchild Semiconductor International, Inc.*	2,234
334	Fidelity National Information Services, Inc.	8,985
64	Fiserv, Inc.*	3,539
66	IAC/InterActiveCorp*	1,859
187	Ingram Micro, Inc., Class A*	3,338
2,223	Intel Corp.	46,950
90	International Rectifier Corp.*	2,552
102	Intersil Corp., Class A	1,301
4	Itron, Inc.*	227
66	Jabil Circuit, Inc.	997
203	KLA-Tencor Corp.	7,444
99	Lexmark International, Inc., Class A*	3,588
826	LSI Corp.*	4,741
167	MEMC Electronic Materials, Inc.*	1,932
1,082	Micron Technology, Inc.*	7,855
3,206	Microsoft Corp.	80,823
168	Molex, Inc.	3,494
80	Monster Worldwide, Inc.*	1,806
2,938	Motorola, Inc.*	22,505
27	National Semiconductor Corp.	360
441	Novell, Inc.*	2,628
14	Novellus Systems, Inc.*	422
275	PMC-Sierra, Inc.*	1,994
172	Seagate Technology plc*	2,307
75	SunPower Corp., Class A*	875
915	Symantec Corp.*	15,372
178	Synopsys, Inc.*	4,573
59	Tech Data Corp.*	2,600
487	Tellabs, Inc.	3,073
845	Texas Instruments, Inc.	26,871
208	Total System Services, Inc.	3,139
218	Vishay Intertechnology, Inc.*	3,109
15	Vishay Precision Group, Inc.*	251
224	Western Digital Corp.*	7,504
1,744	Xerox Corp.	19,986
1,012	Yahoo!, Inc.*	15,959
31	Zebra Technologies Corp., Class A*	1,130
		430,435
	Materials - 2.2%

119	AK Steel Holding Corp.	1,580
1,104	Alcoa, Inc.	14,484
86	Aptargroup, Inc.	3,928
91	Ashland, Inc.	4,630
92	Ball Corp.	6,061
138	Bemis Co., Inc.	4,336
83	Cabot Corp.	2,971
25	CF Industries Holdings, Inc.	3,019
144	Commercial Metals Co.	2,213
62	Cytec Industries, Inc.	2,965
54	Domtar Corp.	4,100
1,460	Dow Chemical Co. (The)	45,523
750	E.I. du Pont de Nemours & Co.	35,243
73	Eastman Chemical Co.	5,680
29	FMC Corp.	2,257
44	Greif, Inc., Class A	2,571
239	Huntsman Corp.	3,697
123	International Paper Co.	3,071
56	Intrepid Potash, Inc.*	1,716
216	MeadWestvaco Corp.	5,365
228	Nucor Corp.	8,605
144	Owens-Illinois, Inc.*	3,871
131	Packaging Corp. of America	3,360
175	PPG Industries, Inc.	13,643
83	Reliance Steel & Aluminum Co.	3,689
57	Royal Gold, Inc.	2,937
82	RPM International, Inc.	1,679
23	Schnitzer Steel Industries, Inc., Class A	1,313
202	Sealed Air Corp.	4,697
45	Sherwin-Williams Co. (The)	3,338
12	Sigma-Aldrich Corp.	759
127	Sonoco Products Co.	4,161
274	Steel Dynamics, Inc.	4,368
111	Temple-Inland, Inc.	2,328
147	United States Steel Corp.	7,146
113	Valspar Corp.	3,734
161	Vulcan Materials Co.	6,459
14	Walter Energy, Inc.	1,437
677	Weyerhaeuser Co.	11,299
		244,233
	Telecommunication Services - 3.4%

7,472	AT&T, Inc.	207,647
380	CenturyLink, Inc.	16,336
43	Clearwire Corp., Class A*	302
769	Frontier Communications Corp.	6,998
77	Leap Wireless International, Inc.*	838

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,286	Level 3 Communications, Inc.*	$1,286
166	MetroPCS Communications, Inc.*	2,017
44	NII Holdings, Inc.*	1,705
2,196	Qwest Communications International, Inc.	15,372
3,725	Sprint Nextel Corp.*	14,080
107	Telephone & Data Systems, Inc.	3,818
19	United States Cellular Corp.*	870
3,575	Verizon Communications, Inc.	114,436
357	Windstream Corp.	4,655
		390,360
	Utilities - 4.8%

847	AES Corp. (The)*	9,156
99	AGL Resources, Inc.	3,636
215	Allegheny Energy, Inc.	4,906
140	Alliant Energy Corp.	5,083
301	Ameren Corp.	8,645
606	American Electric Power Co., Inc.	21,574
221	American Water Works Co., Inc.	5,417
173	Aqua America, Inc.	3,728
118	Atmos Energy Corp.	3,548
236	Calpine Corp.*	2,856
532	CenterPoint Energy, Inc.	8,315
291	CMS Energy Corp.	5,229
357	Consolidated Edison, Inc.	17,268
234	Constellation Energy Group, Inc.	6,636
754	Dominion Resources, Inc.	31,314
151	DPL, Inc.	3,825
213	DTE Energy Co.	9,489
1,660	Duke Energy Corp.	29,133
412	Edison International	15,219
90	Energen Corp.	3,921
240	Entergy Corp.	17,098
835	Exelon Corp.	32,874
385	FirstEnergy Corp.	13,517
172	Great Plains Energy, Inc.	3,208
118	Hawaiian Electric Industries, Inc.	2,583
98	Integrys Energy Group, Inc.	4,773
8	ITC Holdings Corp.	484
238	MDU Resources Group, Inc.	4,865
184	Mirant Corp.*	1,825
93	National Fuel Gas Co.	5,893
524	NextEra Energy, Inc.	26,525
350	NiSource, Inc.	5,856
223	Northeast Utilities	6,935
323	NRG Energy, Inc.*	6,260
136	NSTAR	5,630
297	NV Energy, Inc.	4,066
123	OGE Energy Corp.	5,475
135	Oneok, Inc.	6,900
12	Ormat Technologies, Inc.	322
282	Pepco Holdings, Inc.	5,175
471	PG&E Corp.	22,104
137	Pinnacle West Capital Corp.	5,538
610	PPL Corp.	15,500
363	Progress Energy, Inc.	15,859
639	Public Service Enterprise Group, Inc.	19,700
221	Questar Corp.	3,671
447	RRI Energy, Inc.*	1,573
143	SCANA Corp.	5,809
313	Sempra Energy	15,678
1,043	Southern Co.	39,342
271	TECO Energy, Inc.	4,539
138	UGI Corp.	4,094
103	Vectren Corp.	2,668
140	Westar Energy, Inc.	3,487
147	Wisconsin Energy Corp.	8,852
581	Xcel Energy, Inc.	13,654
		541,230
	Total Common Stocks (Cost $7,252,000)	7,580,400

Principal Amount
	U.S. Government & Agency Securities (a) - 11.8%
	Federal Home Loan Bank
$818,086	0.07%, due 12/01/10	818,086
512,886	0.09%, due 12/06/10	512,886
	Total U.S. Government & Agency Securities (Cost $1,330,972)	1,330,972

	Repurchase Agreements (a)(b) - 26.6%
3,006,864	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,006,896	3,006,864
	Total Repurchase Agreements (Cost $3,006,864)	3,006,864
	Total Investment Securities (Cost $11,589,836) — 105.6%	11,918,236
	Liabilities in excess of other assets — (5.6%)	(632,500)
	Net Assets — 100.0%	$11,285,736

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,296,901.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$561,083
Aggregate gross unrealized depreciation	(597,755)
Net unrealized depreciation	$(36,672)
Federal income tax cost of investments	$11,954,908

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$211,236	$(8,296)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,190,998	(78,591)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	10,807,634	(500,564)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,782,480	(18,429)

		$(605,880)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 64.8%
	Consumer Discretionary - 9.8%

58	Aaron’s, Inc.	$1,158
96	Abercrombie & Fitch Co., Class A	4,824
125	Advance Auto Parts, Inc.	8,249
133	Aeropostale, Inc.*	3,595
496	Amazon.com, Inc.*	86,998
68	American Eagle Outfitters, Inc.	1,122
184	Apollo Group, Inc., Class A*	6,256
41	Autoliv, Inc.	3,010
32	AutoNation, Inc.*	836
37	AutoZone, Inc.*	9,598
78	Bally Technologies, Inc.*	3,055
373	Bed Bath & Beyond, Inc.*	16,315
461	Best Buy Co., Inc.	19,694
107	Big Lots, Inc.*	3,280
154	BorgWarner, Inc.*	9,292
127	Brinker International, Inc.	2,596
93	Career Education Corp.*	1,654
317	CarMax, Inc.*	10,429
232	Carnival Corp.	9,584
115	CBS Corp., Class B	1,937
253	Chico’s FAS, Inc.	3,049
45	Chipotle Mexican Grill, Inc.*	11,632
3	Choice Hotels International, Inc.	112
433	Coach, Inc.	24,482
199	Darden Restaurants, Inc.	9,741
90	DeVry, Inc.	3,865
127	Dick’s Sporting Goods, Inc.*	4,345
1,258	DIRECTV, Class A*	52,245
295	Discovery Communications, Inc., Class A*	12,030
99	Dollar General Corp.*	3,251
180	Dollar Tree, Inc.*	9,891
105	DreamWorks Animation SKG, Inc., Class A*	3,254
34	Education Management Corp.*	480
120	Expedia, Inc.	3,160
192	Family Dollar Stores, Inc.	9,638
6	Federal-Mogul Corp.*	112
4,728	Ford Motor Co.*	75,364
26	Fortune Brands, Inc.	1,536
75	Fossil, Inc.*	5,074
537	Gap, Inc. (The)	11,470
10	Garmin Ltd.	290
198	Gentex Corp.	4,156
344	Goodyear Tire & Rubber Co. (The)*	3,289
92	Guess?, Inc.	4,347
181	H&R Block, Inc.	2,279
136	Hanesbrands, Inc.*	3,692
334	Harley-Davidson, Inc.	10,448
47	Harman International Industries, Inc.*	2,049
185	Hasbro, Inc.	8,817
88	Hillenbrand, Inc.	1,699
2,401	Home Depot, Inc.	72,534
423	International Game Technology	6,548
15	International Speedway Corp., Class A	355
694	Interpublic Group of Cos., Inc. (The)*	7,391
45	ITT Educational Services, Inc.*	2,632
78	J. Crew Group, Inc.*	3,410
109	J.C. Penney Co., Inc.	3,626
59	John Wiley & Sons, Inc., Class A	2,449
899	Johnson Controls, Inc.	32,760
322	Kohl’s Corp.*	18,167
17	Lamar Advertising Co., Class A*	625
448	Las Vegas Sands Corp.*	22,436
21	Lear Corp.*	1,843
124	Leggett & Platt, Inc.	2,567
379	Limited Brands, Inc.	12,761
203	LKQ Corp.*	4,380
1,559	Lowe’s Cos., Inc.	35,389
59	Macy’s, Inc.	1,515
28	Madison Square Garden, Inc., Class A*	614
385	Marriott International, Inc., Class A	15,096
300	Mattel, Inc.	7,752
1,525	McDonald’s Corp.	119,408
314	McGraw-Hill Cos., Inc. (The)	10,830
22	Meredith Corp.	740
68	MGM Resorts International*	832
10	Mohawk Industries, Inc.*	525
31	Morningstar, Inc.*	1,563
57	NetFlix, Inc.*	11,736
677	News Corp., Class A	9,234
510	NIKE, Inc., Class B	43,926
237	Nordstrom, Inc.	10,144
8	NVR, Inc.*	4,960
39	Office Depot, Inc.*	170
351	Omnicom Group, Inc.	15,949
196	O’Reilly Automotive, Inc.*	11,795
43	Panera Bread Co., Class A*	4,310
168	PetSmart, Inc.	6,361
80	Phillips-Van Heusen Corp.	5,427
79	Polo Ralph Lauren Corp.	8,630
67	priceline.com, Inc.*	26,401
26	Regal Entertainment Group, Class A	351
173	Ross Stores, Inc.	11,224
73	Royal Caribbean Cruises Ltd.*	2,938
127	Scripps Networks Interactive, Inc., Class A	6,471
5,509	Sirius XM Radio, Inc.*	7,547
1,035	Staples, Inc.	22,780
1,056	Starbucks Corp.	32,314
269	Starwood Hotels & Resorts Worldwide, Inc.	15,290
20	Strayer Education, Inc.	2,717
1,044	Target Corp.	59,445
103	Tempur-Pedic International, Inc.*	3,616
15	Tesla Motors, Inc.*	530
172	Thomson Reuters Corp.	6,254
47	Thor Industries, Inc.	1,388
179	Tiffany & Co.	11,116
333	Time Warner, Inc.	9,820
578	TJX Cos., Inc.	26,363
103	Tractor Supply Co.	4,374
75	TRW Automotive Holdings Corp.*	3,562
90	Tupperware Brands Corp.	4,183
173	Urban Outfitters, Inc.*	6,538
170	Viacom, Inc., Class B	6,431
47	Weight Watchers International, Inc.	1,609
179	Wendy’s/Arby’s Group, Inc., Class A	854
46	Whirlpool Corp.	3,358
136	Williams-Sonoma, Inc.	4,525
82	WMS Industries, Inc.*	3,637
107	Wynn Resorts Ltd.	10,818
663	Yum! Brands, Inc.	33,203
		1,340,326
	Consumer Staples - 6.3%

27	Alberto-Culver Co.	1,004
1,721	Altria Group, Inc.	41,304

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
607	Avon Products, Inc.	$17,336
6	BJ’s Wholesale Club, Inc.*	275
113	Brown-Forman Corp., Class B	7,392
156	Campbell Soup Co.	5,288
100	Church & Dwight Co., Inc.	6,525
188	Clorox Co.	11,620
2,228	Coca-Cola Co. (The)	140,743
277	Coca-Cola Enterprises, Inc.	6,690
582	Colgate-Palmolive Co.	44,552
64	ConAgra Foods, Inc.	1,375
625	Costco Wholesale Corp.	42,256
214	CVS Caremark Corp.	6,634
107	Dr. Pepper Snapple Group, Inc.	3,919
156	Estee Lauder Cos., Inc. (The), Class A	11,687
40	Flowers Foods, Inc.	1,048
560	General Mills, Inc.	19,785
157	Green Mountain Coffee Roasters, Inc.*	5,822
184	H. J. Heinz Co.	8,882
79	Hansen Natural Corp.*	4,204
85	Herbalife Ltd.	5,834
127	Hershey Co. (The)	5,944
327	Kellogg Co.	16,098
465	Kimberly-Clark Corp.	28,779
52	Kroger Co. (The)	1,225
94	McCormick & Co., Inc. (Non-Voting)	4,137
40	Mead Johnson Nutrition Co.	2,383
1,315	PepsiCo, Inc.	84,988
2,211	Philip Morris International, Inc.	125,784
245	Procter & Gamble Co. (The)	14,962
668	Sara Lee Corp.	10,020
839	Sysco Corp.	24,348
1,264	Walgreen Co.	44,050
1,747	Wal-Mart Stores, Inc.	94,495
198	Whole Foods Market, Inc.*	9,350
		860,738
	Energy - 6.9%

23	Alpha Natural Resources, Inc.*	1,140
163	Arch Coal, Inc.	4,760
81	Atlas Energy, Inc.*	3,479
16	Atwood Oceanics, Inc.*	570
167	Baker Hughes, Inc.	8,711
198	Cameron International Corp.*	9,526
151	Chevron Corp.	12,226
119	Cimarex Energy Co.	9,584
130	Concho Resources, Inc.*	10,758
808	ConocoPhillips	48,617
147	CONSOL Energy, Inc.	6,168
40	Continental Resources, Inc.*	2,138
63	Core Laboratories N.V.	5,393
32	Diamond Offshore Drilling, Inc.	2,072
106	Dresser-Rand Group, Inc.*	4,021
184	El Paso Corp.	2,482
359	EOG Resources, Inc.	31,933
197	EQT Corp.	7,973
208	EXCO Resources, Inc.	3,863
9	Exterran Holdings, Inc.*	204
6,641	Exxon Mobil Corp.	461,948
172	FMC Technologies, Inc.*	14,489
103	Forest Oil Corp.*	3,525
60	Frontline Ltd.	1,556
1,288	Halliburton Co.	48,738
43	Holly Corp.	1,545
269	Marathon Oil Corp.	9,003
259	McDermott International, Inc.*	4,747
32	Murphy Oil Corp.	2,161
161	Nabors Industries Ltd.*	3,557
234	Occidental Petroleum Corp.	20,632
4	Oil States International, Inc.*	237
304	Petrohawk Energy Corp.*	5,420
99	Pride International, Inc.*	3,079
10	Quicksilver Resources, Inc.*	142
226	Range Resources Corp.	9,490
20	Rowan Cos., Inc.*	603
299	SandRidge Energy, Inc.*	1,543
1,691	Schlumberger Ltd.	130,782
61	SM Energy Co.	3,031
491	Southwestern Energy Co.*	17,774
8	Superior Energy Services, Inc.*	267
216	Ultra Petroleum Corp.*	10,150
423	Weatherford International Ltd.*	8,633
6	Whiting Petroleum Corp.*	660
341	Williams Cos., Inc. (The)	7,778
		947,108
	Financials - 3.0%

73	ACE Ltd.	4,272
72	Affiliated Managers Group, Inc.*	6,294
629	Aflac, Inc.	32,394
22	AMB Property Corp. (REIT)	642
1,487	American Express Co.	64,268
73	Ameriprise Financial, Inc.	3,784
84	AON Corp.	3,370
82	Apartment Investment & Management Co., Class A (REIT)	1,978
4	Arch Capital Group Ltd.*	361
37	Arthur J. Gallagher & Co.	1,039
48	Axis Capital Holdings Ltd.	1,696
22	Bank of Hawaii Corp.	953
17	BlackRock, Inc.	2,771
86	Brown & Brown, Inc.	1,967
2	Capitol Federal Financial	47
404	CB Richard Ellis Group, Inc., Class A*	7,753
8	CBOE Holdings, Inc.	190
1,403	Charles Schwab Corp. (The)	21,087
117	Digital Realty Trust, Inc. (REIT)	6,145
167	Eaton Vance Corp.	4,963
7	Endurance Specialty Holdings Ltd.	309
26	Equity Residential (REIT)	1,299
29	Erie Indemnity Co., Class A	1,826
17	Essex Property Trust, Inc. (REIT)	1,884
52	Federal Realty Investment Trust (REIT)	4,024
86	Federated Investors, Inc., Class B	2,039
211	Franklin Resources, Inc.	24,073
287	General Growth Properties, Inc. (REIT)	4,647
128	Genworth Financial, Inc., Class A*	1,492
5	Green Dot Corp., Class A*	289
42	Greenhill & Co., Inc.	3,147
53	Hartford Financial Services Group, Inc.	1,180
28	Howard Hughes Corp. (The)*	1,151
56	Hudson City Bancorp, Inc.	636
15	Interactive Brokers Group, Inc., Class A*	275
105	IntercontinentalExchange, Inc.*	11,833
201	Invesco Ltd.	4,370
24	Janus Capital Group, Inc.	251
60	Jones Lang LaSalle, Inc.	4,789

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
130	Lazard Ltd., Class A	$4,655
708	Marsh & McLennan Cos., Inc.	17,757
289	MetLife, Inc.	11,025
291	Moody’s Corp.	7,808
682	Morgan Stanley	16,682
156	MSCI, Inc., Class A*	5,313
19	NASDAQ OMX Group, Inc. (The)*	408
137	Northern Trust Corp.	6,891
80	NYSE Euronext	2,186
98	Plum Creek Timber Co., Inc. (REIT)	3,532
42	ProLogis (REIT)	546
180	Public Storage (REIT)	17,388
34	Rayonier, Inc. (REIT)	1,733
212	SEI Investments Co.	4,787
287	Simon Property Group, Inc. (REIT)	28,270
118	St. Joe Co. (The)*	2,077
368	T. Rowe Price Group, Inc.	21,465
331	TD Ameritrade Holding Corp.	5,541
77	Travelers Cos., Inc. (The)	4,157
17	UDR, Inc. (REIT)	379
11	Validus Holdings Ltd.	321
60	Ventas, Inc. (REIT)	3,076
21	Vornado Realty Trust (REIT)	1,713
123	Waddell & Reed Financial, Inc., Class A	3,788
		406,986
	Health Care - 6.2%

1,974	Abbott Laboratories	91,811
98	Alcon, Inc.	15,411
35	Alere, Inc.*	1,117
127	Alexion Pharmaceuticals, Inc.*	9,709
431	Allergan, Inc.	28,562
165	Allscripts Healthcare Solutions, Inc.*	2,896
401	AmerisourceBergen Corp.	12,371
204	Amylin Pharmaceuticals, Inc.*	2,614
704	Baxter International, Inc.	34,179
331	Becton, Dickinson and Co.	25,795
144	BioMarin Pharmaceutical, Inc.*	3,900
17	Brookdale Senior Living, Inc.*	325
135	C.R. Bard, Inc.	11,455
177	Cardinal Health, Inc.	6,298
56	CareFusion Corp.*	1,281
656	Celgene Corp.*	38,953
98	Cerner Corp.*	8,610
22	Charles River Laboratories International, Inc.*	718
93	Community Health Systems, Inc.*	2,963
12	Cooper Cos., Inc. (The)	642
92	Covance, Inc.*	4,132
711	Covidien plc	29,912
147	DaVita, Inc.*	10,687
204	Dendreon Corp.*	7,291
207	DENTSPLY International, Inc.	6,400
161	Edwards Lifesciences Corp.*	10,684
332	Eli Lilly & Co.	11,175
37	Emdeon, Inc., Class A*	461
42	Emergency Medical Services Corp., Class A*	2,081
777	Express Scripts, Inc.*	40,474
70	Gen-Probe, Inc.*	3,630
288	Genzyme Corp.*	20,511
1,189	Gilead Sciences, Inc.*	43,399
355	Health Management Associates, Inc., Class A*	3,163
130	Henry Schein, Inc.*	7,466
75	Hill-Rom Holdings, Inc.	2,969
235	Hospira, Inc.*	13,221
266	Human Genome Sciences, Inc.*	6,525
82	IDEXX Laboratories, Inc.*	5,265
173	Illumina, Inc.*	10,401
56	Intuitive Surgical, Inc.*	14,576
587	Johnson & Johnson	36,130
8	Kinetic Concepts, Inc.*	318
148	Laboratory Corp. of America Holdings*	12,140
183	Life Technologies Corp.*	9,114
141	Lincare Holdings, Inc.	3,631
166	McKesson Corp.	10,607
615	Medco Health Solutions, Inc.*	37,712
63	MEDNAX, Inc.*	3,856
1,201	Medtronic, Inc.	40,270
48	Mettler-Toledo International, Inc.*	6,969
369	Mylan, Inc.*	7,220
131	Myriad Genetics, Inc.*	2,820
17	Omnicare, Inc.	392
145	Patterson Cos., Inc.	4,311
76	PerkinElmer, Inc.	1,771
115	Perrigo Co.	6,928
150	Pharmaceutical Product Development, Inc.	3,738
173	Quest Diagnostics, Inc.	8,532
99	Regeneron Pharmaceuticals, Inc.*	2,853
215	ResMed, Inc.*	6,869
463	St. Jude Medical, Inc.*	17,913
447	Stryker Corp.	22,390
87	SXC Health Solutions Corp.*	3,336
73	Talecris Biotherapeutics Holdings Corp.*	1,584
53	Techne Corp.	3,184
9	Teleflex, Inc.	449
496	Tenet Healthcare Corp.*	2,024
81	Thoratec Corp.*	2,062
70	United Therapeutics Corp.*	4,405
9	Universal Health Services, Inc., Class B	370
175	Varian Medical Systems, Inc.*	11,520
122	VCA Antech, Inc.*	2,665
287	Vertex Pharmaceuticals, Inc.*	9,508
128	Warner Chilcott plc, Class A	2,433
132	Waters Corp.*	10,147
		854,204
	Industrials - 8.5%

1,011	3M Co.	84,904
44	Aecom Technology Corp.*	1,133
43	Alliant Techsystems, Inc.*	3,178
151	AMETEK, Inc.	8,935
152	AMR Corp.*	1,301
2	Armstrong World Industries, Inc.*	97
9	Avery Dennison Corp.	338
129	Babcock & Wilcox Co.*	3,133
872	Boeing Co. (The)	55,607
107	Bucyrus International, Inc.	9,540
235	C.H. Robinson Worldwide, Inc.	17,322
6	Carlisle Cos., Inc.	220
891	Caterpillar, Inc.	75,379
58	Chicago Bridge & Iron Co. N.V. (NY Shares)*	1,642
6	CNH Global N.V.*	249
6	Con-way, Inc.	203
238	Cooper Industries plc	12,971
28	Copa Holdings S.A., Class A	1,562
102	Copart, Inc.*	3,619

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28	Corrections Corp. of America*	$676
11	Covanta Holding Corp.	173
284	Cummins, Inc.	27,582
698	Danaher Corp.	30,188
569	Deere & Co.	42,504
1,120	Delta Air Lines, Inc.*	15,322
109	Donaldson Co., Inc.	5,918
167	Dover Corp.	9,153
71	Dun & Bradstreet Corp.	5,349
62	Eaton Corp.	5,977
1,068	Emerson Electric Co.	58,815
302	Expeditors International of Washington, Inc.	15,976
188	Fastenal Co.	10,062
287	FedEx Corp.	26,151
68	Flowserve Corp.	7,171
15	Fluor Corp.	867
54	FTI Consulting, Inc.*	1,925
70	Gardner Denver, Inc.	4,582
18	GATX Corp.	597
26	General Cable Corp.*	853
3,512	General Electric Co.	55,595
50	Goodrich Corp.	4,288
86	Graco, Inc.	3,093
9	Harsco Corp.	217
234	Hertz Global Holdings, Inc.*	2,869
1,086	Honeywell International, Inc.	53,985
34	Hubbell, Inc., Class B	1,923
95	IDEX Corp.	3,560
69	IHS, Inc., Class A*	4,990
625	Illinois Tool Works, Inc.	29,769
259	Iron Mountain, Inc.	5,752
129	J.B. Hunt Transport Services, Inc.	4,708
107	Jacobs Engineering Group, Inc.*	4,119
146	Joy Global, Inc.	11,143
86	Kansas City Southern*	4,071
6	KAR Auction Services, Inc.*	72
13	KBR, Inc.	352
87	Kennametal, Inc.	2,942
5	Kirby Corp.*	223
71	Landstar System, Inc.	2,552
67	Lennox International, Inc.	2,947
60	Lincoln Electric Holdings, Inc.	3,700
344	Lockheed Martin Corp.	23,406
186	Manitowoc Co., Inc. (The)*	2,042
153	Masco Corp.	1,669
62	MSC Industrial Direct Co., Class A	3,729
101	Navistar International Corp.*	5,169
127	Oshkosh Corp.*	3,645
90	Owens Corning*	2,368
517	PACCAR, Inc.	27,846
166	Pall Corp.	7,515
65	Parker Hannifin Corp.	5,215
73	Pentair, Inc.	2,402
210	Pitney Bowes, Inc.	4,607
202	Precision Castparts Corp.	27,890
16	R.R. Donnelley & Sons Co.	252
46	Regal-Beloit Corp.	2,806
138	Republic Services, Inc.	3,883
213	Robert Half International, Inc.	5,904
202	Rockwell Automation, Inc.	13,356
117	Rockwell Collins, Inc.	6,559
133	Roper Industries, Inc.	9,631
40	Ryder System, Inc.	1,724
69	Shaw Group, Inc. (The)*	2,211
140	Southwest Airlines Co.	1,865
23	Spirit Aerosystems Holdings, Inc., Class A*	448
14	SPX Corp.	920
120	Stericycle, Inc.*	8,868
200	Textron, Inc.	4,472
13	Thomas & Betts Corp.*	578
90	Timken Co.	3,920
44	Toro Co. (The)	2,561
9	Towers Watson & Co., Class A	452
70	TransDigm Group, Inc.*	4,795
105	Tyco International Ltd.	3,978
90	Union Pacific Corp.	8,110
384	United Continental Holdings, Inc.*	10,629
1,012	United Parcel Service, Inc., Class B	70,972
1,209	United Technologies Corp.	91,001
39	USG Corp.*	495
121	UTi Worldwide, Inc.	2,329
31	Valmont Industries, Inc.	2,507
146	Verisk Analytics, Inc., Class A*	4,419
83	W.W. Grainger, Inc.	10,369
91	WABCO Holdings, Inc.*	4,523
131	Waste Connections, Inc.	3,393
19	WESCO International, Inc.*	907
11	Westinghouse Air Brake Technologies Corp.	509
		1,160,893
	Information Technology - 20.2%

867	Accenture plc, Class A	37,558
199	Activision Blizzard, Inc.	2,336
746	Adobe Systems, Inc.*	20,687
326	Advanced Micro Devices, Inc.*	2,377
494	Agilent Technologies, Inc.*	17,300
257	Akamai Technologies, Inc.*	13,413
76	Alliance Data Systems Corp.*	4,794
428	Altera Corp.	15,019
82	Amdocs Ltd.*	2,132
246	Amphenol Corp., Class A	12,307
422	Analog Devices, Inc.	15,006
128	ANSYS, Inc.*	6,208
1,290	Apple, Inc.*	401,383
1,904	Applied Materials, Inc.	23,667
19	Arrow Electronics, Inc.*	589
99	Atheros Communications, Inc.*	3,223
585	Atmel Corp.*	6,078
325	Autodesk, Inc.*	11,469
713	Automatic Data Processing, Inc.	31,778
150	Avago Technologies Ltd.*	3,917
5	AVX Corp.	72
257	BMC Software, Inc.*	11,411
704	Broadcom Corp., Class A	31,321
164	Broadridge Financial Solutions, Inc.	3,377
449	CA, Inc.	10,278
383	Cadence Design Systems, Inc.*	3,010
131	Ciena Corp.*	1,985
8,097	Cisco Systems, Inc.*	155,139
263	Citrix Systems, Inc.*	17,468
425	Cognizant Technology Solutions Corp., Class A*	27,616
180	Compuware Corp.*	1,854
277	Corning, Inc.	4,892
152	Cree, Inc.*	9,907
232	Cypress Semiconductor Corp.*	3,635
2,412	Dell, Inc.*	31,887
20	Diebold, Inc.	628
76	Dolby Laboratories, Inc., Class A*	4,810
50	DST Systems, Inc.	2,143

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
620	eBay, Inc.*	$18,061
439	Electronic Arts, Inc.*	6,545
2,914	EMC Corp.*	62,622
64	Equinix, Inc.*	4,966
114	F5 Networks, Inc.*	15,034
66	Factset Research Systems, Inc.	5,852
79	First Solar, Inc.*	9,705
144	Fiserv, Inc.*	7,963
217	FLIR Systems, Inc.*	5,817
104	Gartner, Inc.*	3,346
93	Genpact Ltd.*	1,295
116	Global Payments, Inc.	4,821
345	Google, Inc., Class A*	191,720
184	Harris Corp.	8,140
3,325	Hewlett-Packard Co.	139,417
48	IAC/InterActiveCorp*	1,352
130	Informatica Corp.*	5,366
13	Ingram Micro, Inc., Class A*	232
5,396	Intel Corp.	113,964
1,818	International Business Machines Corp.	257,174
60	Intersil Corp., Class A	765
398	Intuit, Inc.*	17,866
53	Itron, Inc.*	3,009
180	Jabil Circuit, Inc.	2,720
306	JDS Uniphase Corp.*	3,632
746	Juniper Networks, Inc.*	25,379
13	KLA-Tencor Corp.	477
179	Lam Research Corp.*	8,114
134	Lender Processing Services, Inc.	4,123
318	Linear Technology Corp.	10,367
768	Marvell Technology Group Ltd.*	14,815
138	Mastercard, Inc., Class A	32,710
429	Maxim Integrated Products, Inc.	9,974
221	McAfee, Inc.*	10,354
134	MEMC Electronic Materials, Inc.*	1,550
261	Microchip Technology, Inc.	8,772
114	MICROS Systems, Inc.*	4,984
7,265	Microsoft Corp.	183,151
89	Monster Worldwide, Inc.*	2,010
82	National Instruments Corp.	2,798
307	National Semiconductor Corp.	4,098
227	NCR Corp.*	3,267
489	NetApp, Inc.*	24,905
106	NeuStar, Inc., Class A*	2,739
121	Novellus Systems, Inc.*	3,648
322	Nuance Communications, Inc.*	5,691
811	NVIDIA Corp.*	11,030
609	ON Semiconductor Corp.*	4,966
5,401	Oracle Corp.	146,043
458	Paychex, Inc.	13,071
17	PMC-Sierra, Inc.*	123
121	Polycom, Inc.*	4,478
158	QLogic Corp.*	2,827
2,326	QUALCOMM, Inc.	108,717
149	Rambus, Inc.*	2,981
267	Red Hat, Inc.*	11,615
145	Rovi Corp.*	8,000
439	SAIC, Inc.*	6,725
162	Salesforce.com, Inc.*	22,554
326	SanDisk Corp.*	14,540
499	Seagate Technology plc*	6,692
65	Silicon Laboratories, Inc.*	2,761
251	Skyworks Solutions, Inc.*	6,388
99	Solera Holdings, Inc.	4,752
54	SunPower Corp., Class A*	630
106	Symantec Corp.*	1,781
13	Synopsys, Inc.*	334
237	Teradata Corp.*	9,738
256	Teradyne, Inc.*	3,036
785	Texas Instruments, Inc.	24,963
172	Trimble Navigation Ltd.*	6,405
106	Varian Semiconductor Equipment Associates, Inc.*	3,342
259	VeriSign, Inc.*	8,886
662	Visa, Inc., Class A	48,889
62	Vistaprint N.V.*	2,500
104	VMware, Inc., Class A*	8,478
84	WebMD Health Corp.*	4,313
74	Western Digital Corp.*	2,479
953	Western Union Co. (The)	16,811
367	Xilinx, Inc.	9,953
829	Yahoo!, Inc.*	13,073
47	Zebra Technologies Corp., Class A*	1,713
		2,753,571
	Materials - 3.3%

301	Air Products & Chemicals, Inc.	25,952
118	Airgas, Inc.	7,210
23	AK Steel Holding Corp.	306
130	Albemarle Corp.	7,032
210	Alcoa, Inc.	2,755
140	Allegheny Technologies, Inc.	7,238
10	Ashland, Inc.	509
27	Ball Corp.	1,779
62	Carpenter Technology Corp.	2,261
222	Celanese Corp.	8,214
73	CF Industries Holdings, Inc.	8,816
192	Cliffs Natural Resources, Inc.	13,121
46	Compass Minerals International, Inc.	3,800
230	Crown Holdings, Inc.*	7,137
443	E.I. du Pont de Nemours & Co.	20,817
62	Eagle Materials, Inc.	1,541
21	Eastman Chemical Co.	1,634
331	Ecolab, Inc.	15,825
71	FMC Corp.	5,525
666	Freeport-McMoRan Copper & Gold, Inc.	67,479
113	International Flavors & Fragrances, Inc.	5,935
482	International Paper Co.	12,036
97	Lubrizol Corp.	10,142
64	Martin Marietta Materials, Inc.	5,411
773	Monsanto Co.	46,318
224	Mosaic Co. (The)	15,149
184	Nalco Holding Co.	5,413
674	Newmont Mining Corp.	39,651
192	Nucor Corp.	7,246
72	Owens-Illinois, Inc.*	1,935
39	PPG Industries, Inc.	3,041
434	Praxair, Inc.	39,950
12	Reliance Steel & Aluminum Co.	533
12	Royal Gold, Inc.	618
92	RPM International, Inc.	1,884
6	Schnitzer Steel Industries, Inc., Class A	343
65	Scotts Miracle-Gro Co. (The), Class A	3,247
81	Sherwin-Williams Co. (The)	6,008
159	Sigma-Aldrich Corp.	10,052
240	Southern Copper Corp.	10,063
28	Temple-Inland, Inc.	587
121	Titanium Metals Corp.*	2,090
38	United States Steel Corp.	1,847

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Valspar Corp.	$463
60	Walter Energy, Inc.	6,158
		445,071
	Telecommunication Services - 0.6%

572	American Tower Corp., Class A*	28,926
164	Clearwire Corp., Class A*	1,151
412	Crown Castle International Corp.*	17,115
537	Frontier Communications Corp.	4,887
906	Level 3 Communications, Inc.*	906
170	MetroPCS Communications, Inc.*	2,066
187	NII Holdings, Inc.*	7,248
166	SBA Communications Corp., Class A*	6,499
215	tw telecom, inc.*	3,543
284	Windstream Corp.	3,703
		76,044
	Utilities - 0.0%

230	Calpine Corp.*	2,783
62	ITC Holdings Corp.	3,754
14	Ormat Technologies, Inc.	375
		6,912
	Total Common Stocks (Cost $7,398,129)	8,851,853

Principal Amount
	U.S. Government & Agency Securities (a) - 7.5%
	Federal Home Loan Bank
$397,025	0.07%, due 12/01/10	397,025
635,702	0.09%, due 12/06/10	635,702
	Total U.S. Government & Agency Securities (Cost $1,032,727)	1,032,727

	Repurchase Agreements (a)(b) - 17.4%
2,372,445	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $2,372,475	2,372,445
	Total Repurchase Agreements (Cost $2,372,445)	2,372,445
	Total Investment Securities (Cost $10,803,301) — 89.7%	12,257,025
	Other assets less liabilities — 10.3%	1,403,233
	Net Assets — 100.0%	$13,660,258

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,181,142.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,501,716
Aggregate gross unrealized depreciation	(812,060)
Net unrealized appreciation	$689,656
Federal income tax cost of investments	$11,567,369

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$304,869	$(7,230)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	3,095,595	(100,325)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,110,176	112,733

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	10,408,658	1,213,608

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,550,886	203,150

		$1,421,936

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 20.4%
	Consumer Discretionary - 2.2%

24	Aaron’s, Inc.	$479
16	Abercrombie & Fitch Co., Class A	804
109	American Eagle Outfitters, Inc.	1,799
42	Autoliv, Inc.	3,084
33	AutoNation, Inc.*	862
7	BorgWarner, Inc.*	422
10	Brinker International, Inc.	204
175	Cablevision Systems Corp., Class A	5,542
446	CBS Corp., Class B	7,511
28	Central European Media Enterprises Ltd., Class A*	536
19	Choice Hotels International, Inc.	708
30	Clear Channel Outdoor Holdings, Inc., Class A*	412
207	D.R. Horton, Inc.	2,078
57	Discovery Communications, Inc., Class A*	2,324
149	DISH Network Corp., Class A*	2,740
14	Education Management Corp.*	198
90	Expedia, Inc.	2,370
12	Federal-Mogul Corp.*	224
117	Foot Locker, Inc.	2,208
99	Fortune Brands, Inc.	5,850
113	GameStop Corp., Class A*	2,251
177	Gannett Co., Inc.	2,320
78	Garmin Ltd.	2,259
118	Genuine Parts Co.	5,681
135	H&R Block, Inc.	1,700
27	Harman International Industries, Inc.*	1,177
33	Hyatt Hotels Corp., Class A*	1,381
14	International Speedway Corp., Class A	332
119	J.C. Penney Co., Inc.	3,959
68	Jarden Corp.	2,088
3	John Wiley & Sons, Inc., Class A	125
57	KB Home	644
33	Lamar Advertising Co., Class A*	1,213
26	Lear Corp.*	2,282
45	Leggett & Platt, Inc.	932
118	Lennar Corp., Class A	1,792
176	Liberty Global, Inc., Class A*	6,206
54	Liberty Media Corp. - Capital, Class A*	3,109
444	Liberty Media Corp. - Interactive, Class A*	6,864
38	Liberty Media Corp. - Starz, Class A*	2,388
283	Macy’s, Inc.	7,267
30	Madison Square Garden, Inc., Class A*	658
114	Mattel, Inc.	2,946
70	McGraw-Hill Cos., Inc. (The)	2,414
28	MDC Holdings, Inc.	699
16	Meredith Corp.	538
186	MGM Resorts International*	2,275
37	Mohawk Industries, Inc.*	1,944
100	New York Times Co. (The), Class A*	899
235	Newell Rubbermaid, Inc.	3,941
184	Office Depot, Inc.*	800
51	Penn National Gaming, Inc.*	1,791
251	PulteGroup, Inc.*	1,571
85	RadioShack Corp.	1,568
46	Regal Entertainment Group, Class A	621
60	Royal Caribbean Cruises Ltd.*	2,415
34	Sears Holdings Corp.*	2,227
190	Service Corp. International	1,531
63	Signet Jewelers Ltd.*	2,509
119	Stanley Black & Decker, Inc.	7,084
3	Tesla Motors, Inc.*	106
107	Toll Brothers, Inc.*	1,921
19	TRW Automotive Holdings Corp.*	902
65	VF Corp.	5,387
247	Virgin Media, Inc.	6,294
4	Washington Post Co. (The), Class B	1,508
150	Wendy’s/Arby’s Group, Inc., Class A	716
31	Whirlpool Corp.	2,263
134	Wyndham Worldwide Corp.	3,853
		157,706
	Consumer Staples - 1.4%

50	Alberto-Culver Co.	1,860
37	BJ’s Wholesale Club, Inc.*	1,695
20	Brown-Forman Corp., Class B	1,308
107	Bunge Ltd.	6,508
54	Campbell Soup Co.	1,831
53	Central European Distribution Corp.*	1,274
6	Clorox Co.	371
92	Coca-Cola Enterprises, Inc.	2,222
298	ConAgra Foods, Inc.	6,401
137	Constellation Brands, Inc., Class A*	2,824
56	Corn Products International, Inc.	2,415
135	Dean Foods Co.*	981
147	Del Monte Foods Co.	2,753
127	Dr. Pepper Snapple Group, Inc.	4,652
52	Energizer Holdings, Inc.*	3,660
36	Flowers Foods, Inc.	943
139	H. J. Heinz Co.	6,709
8	Hansen Natural Corp.*	426
48	Hershey Co. (The)	2,246
52	Hormel Foods Corp.	2,552
88	J.M. Smucker Co. (The)	5,566
113	Lorillard, Inc.	8,993
49	McCormick & Co., Inc. (Non-Voting)	2,156
131	Mead Johnson Nutrition Co.	7,804
98	Molson Coors Brewing Co., Class B	4,670
41	Ralcorp Holdings, Inc.*	2,539
289	Safeway, Inc.	6,644
141	Sara Lee Corp.	2,115
102	Smithfield Foods, Inc.*	1,796
158	SUPERVALU, Inc.	1,428
222	Tyson Foods, Inc., Class A	3,514
		100,856
	Energy - 2.3%

78	Alpha Natural Resources, Inc.*	3,866
36	Arch Coal, Inc.	1,051
15	Atlas Energy, Inc.*	644
33	Atwood Oceanics, Inc.*	1,175
77	Cabot Oil & Gas Corp.	2,693
78	Cameron International Corp.*	3,753
54	Cobalt International Energy, Inc.*	613
35	Comstock Resources, Inc.*	857
91	CONSOL Energy, Inc.	3,818
3	Continental Resources, Inc.*	160
297	Denbury Resources, Inc.*	5,399
35	Diamond Offshore Drilling, Inc.	2,267
6	Dresser-Rand Group, Inc.*	228
427	El Paso Corp.	5,760
8	EQT Corp.	324
42	Exterran Holdings, Inc.*	952
30	Forest Oil Corp.*	1,027
79	Frontier Oil Corp.	1,227
7	Frontline Ltd.	182
70	Helmerich & Payne, Inc.	3,175

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Holly Corp.	$359
76	Massey Energy Co.	3,732
36	McDermott International, Inc.*	660
126	Murphy Oil Corp.	8,508
128	Nabors Industries Ltd.*	2,828
99	Newfield Exploration Co.*	6,616
130	Noble Energy, Inc.	10,562
41	Oceaneering International, Inc.*	2,833
35	Oil States International, Inc.*	2,077
114	Patterson-UTI Energy, Inc.	2,250
200	Peabody Energy Corp.	11,762
65	Petrohawk Energy Corp.*	1,159
86	Pioneer Natural Resources Co.	6,889
104	Plains Exploration & Production Co.*	2,981
79	Pride International, Inc.*	2,457
130	QEP Resources, Inc.	4,567
83	Quicksilver Resources, Inc.*	1,180
75	Rowan Cos., Inc.*	2,261
111	SandRidge Energy, Inc.*	573
16	SEACOR Holdings, Inc.*	1,744
15	SM Energy Co.	745
93	Southern Union Co.	2,196
482	Spectra Energy Corp.	11,457
90	Sunoco, Inc.	3,613
54	Superior Energy Services, Inc.*	1,803
31	Teekay Corp.	989
105	Tesoro Corp.*	1,714
39	Tidewater, Inc.	1,914
30	Unit Corp.*	1,199
421	Valero Energy Corp.	8,201
329	Weatherford International Ltd.*	6,715
41	Whiting Petroleum Corp.*	4,512
		160,227
	Financials - 5.8%

41	Alexandria Real Estate Equities, Inc. (REIT)	2,737
5	Alleghany Corp.*	1,506
32	Allied World Assurance Co. Holdings Ltd.	1,880
114	AMB Property Corp. (REIT)	3,327
64	American Financial Group, Inc./OH	1,969
90	American International Group, Inc.*	3,716
5	American National Insurance Co.	398
153	Ameriprise Financial, Inc.	7,931
461	Annaly Capital Management, Inc. (REIT)	8,386
201	AON Corp.	8,064
44	Apartment Investment & Management Co., Class A (REIT)	1,061
35	Arch Capital Group Ltd.*	3,160
143	Ares Capital Corp.	2,349
58	Arthur J. Gallagher & Co.	1,629
58	Aspen Insurance Holdings Ltd.	1,676
129	Associated Banc-Corp	1,651
83	Assurant, Inc.	2,927
137	Assured Guaranty Ltd.	2,330
62	AvalonBay Communities, Inc. (REIT)	6,840
64	Axis Capital Holdings Ltd.	2,262
62	BancorpSouth, Inc.	797
24	Bank of Hawaii Corp.	1,039
19	BOK Financial Corp.	887
103	Boston Properties, Inc. (REIT)	8,631
97	Brandywine Realty Trust (REIT)	1,073
47	BRE Properties, Inc. (REIT)	2,024
39	Brown & Brown, Inc.	892
49	Camden Property Trust (REIT)	2,502
240	CapitalSource, Inc.	1,550
14	Capitol Federal Financial	327
6	CBOE Holdings, Inc.	143
657	Chimera Investment Corp. (REIT)	2,628
108	Cincinnati Financial Corp.	3,256
149	CIT Group, Inc.*	5,880
33	City National Corp./CA	1,773
20	CNA Financial Corp.*	516
132	Comerica, Inc.	4,817
54	Commerce Bancshares, Inc./MO	2,028
54	CommonWealth REIT (REIT)	1,352
44	Corporate Office Properties Trust (REIT)	1,492
39	Cullen/Frost Bankers, Inc.	2,088
148	Developers Diversified Realty Corp. (REIT)	1,899
3	Digital Realty Trust, Inc. (REIT)	158
404	Discover Financial Services	7,385
91	Douglas Emmett, Inc. (REIT)	1,520
187	Duke Realty Corp. (REIT)	2,081
164	E*Trade Financial Corp.*	2,419
110	East West Bancorp, Inc.	1,907
30	Endurance Specialty Holdings Ltd.	1,323
197	Equity Residential (REIT)	9,846
6	Erie Indemnity Co., Class A	378
14	Essex Property Trust, Inc. (REIT)	1,552
44	Everest Re Group Ltd.	3,674
18	Federal Realty Investment Trust (REIT)	1,393
21	Federated Investors, Inc., Class B	498
170	Fidelity National Financial, Inc., Class A	2,295
591	Fifth Third Bancorp	7,062
4	First Citizens BancShares, Inc./NC, Class A	696
173	First Horizon National Corp.*	1,656
156	First Niagara Financial Group, Inc.	1,932
94	Forest City Enterprises, Inc., Class A*	1,443
148	Fulton Financial Corp.	1,280
33	General Growth Properties, Inc. (REIT)	534
297	Genworth Financial, Inc., Class A*	3,463
1	Green Dot Corp., Class A*	58
33	Hanover Insurance Group, Inc. (The)	1,494
303	Hartford Financial Services Group, Inc.	6,745
85	HCC Insurance Holdings, Inc.	2,387
231	HCP, Inc. (REIT)	7,607
100	Health Care REIT, Inc. (REIT)	4,628
92	Hospitality Properties Trust (REIT)	2,035
490	Host Hotels & Resorts, Inc. (REIT)	8,075
3	Howard Hughes Corp. (The)*	132
322	Hudson City Bancorp, Inc.	3,655
533	Huntington Bancshares, Inc./OH	3,110
19	Interactive Brokers Group, Inc., Class A*	348
242	Invesco Ltd.	5,261
124	Janus Capital Group, Inc.	1,295
87	Jefferies Group, Inc.	2,101
654	KeyCorp	4,925
301	Kimco Realty Corp. (REIT)	5,015
115	Legg Mason, Inc.	3,751
145	Leucadia National Corp.*	3,764
85	Liberty Property Trust (REIT)	2,664
225	Lincoln National Corp.	5,373
55	M&T Bank Corp.	4,233
96	Macerich Co. (The) (REIT)	4,449

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
59	Mack-Cali Realty Corp. (REIT)	$1,873
7	Markel Corp.*	2,474
31	Marsh & McLennan Cos., Inc.	777
392	Marshall & Ilsley Corp.	1,878
114	MBIA, Inc.*	1,139
20	Mercury General Corp.	859
91	NASDAQ OMX Group, Inc. (The)*	1,953
89	Nationwide Health Properties, Inc. (REIT)	3,208
324	New York Community Bancorp, Inc.	5,443
152	NYSE Euronext	4,153
193	Old Republic International Corp.	2,443
17	OneBeacon Insurance Group Ltd., Class A	249
58	PartnerRe Ltd.	4,495
276	People’s United Financial, Inc.	3,420
39	Piedmont Office Realty Trust, Inc., Class A (REIT)	776
69	Plum Creek Timber Co., Inc. (REIT)	2,487
760	Popular, Inc.*	2,189
238	Principal Financial Group, Inc.	6,483
499	Progressive Corp. (The)	10,150
333	ProLogis (REIT)	4,332
63	Protective Life Corp.	1,482
74	Raymond James Financial, Inc.	2,122
42	Rayonier, Inc. (REIT)	2,140
83	Realty Income Corp. (REIT)	2,826
61	Regency Centers Corp. (REIT)	2,484
934	Regions Financial Corp.	5,025
55	Reinsurance Group of America, Inc.	2,746
41	RenaissanceRe Holdings Ltd.	2,471
94	Senior Housing Properties Trust (REIT)	2,099
58	SL Green Realty Corp. (REIT)	3,793
361	SLM Corp.*	4,170
7	St. Joe Co. (The)*	123
35	StanCorp Financial Group, Inc.	1,456
372	SunTrust Banks, Inc.	8,690
26	Symetra Financial Corp.	315
582	Synovus Financial Corp.	1,181
40	Taubman Centers, Inc. (REIT)	1,941
105	TCF Financial Corp.	1,429
59	TFS Financial Corp.	483
61	Torchmark Corp.	3,506
47	Transatlantic Holdings, Inc.	2,378
126	UDR, Inc. (REIT)	2,810
38	Unitrin, Inc.	899
247	Unum Group	5,308
49	Validus Holdings Ltd.	1,431
119	Valley National Bancorp	1,511
84	Ventas, Inc. (REIT)	4,307
109	Vornado Realty Trust (REIT)	8,892
94	W. R. Berkley Corp.	2,509
84	Washington Federal, Inc.	1,240
89	Weingarten Realty Investors (REIT)	2,109
1	Wesco Financial Corp.	362
6	White Mountains Insurance Group Ltd.	1,905
68	Wilmington Trust Corp.	267
254	XL Group plc	4,994
129	Zions Bancorp.	2,509
		405,687
	Health Care - 1.1%

44	Alere, Inc.*	1,404
52	Beckman Coulter, Inc.	2,845
14	Bio-Rad Laboratories, Inc., Class A*	1,307
1,128	Boston Scientific Corp.*	7,242
55	Brookdale Senior Living, Inc.*	1,052
105	CareFusion Corp.*	2,401
56	Cephalon, Inc.*	3,555
37	Charles River Laboratories International, Inc.*	1,208
206	CIGNA Corp.	7,583
21	Community Health Systems, Inc.*	669
27	Cooper Cos., Inc. (The)	1,445
110	Coventry Health Care, Inc.*	2,785
2	Emdeon, Inc., Class A*	25
87	Endo Pharmaceuticals Holdings, Inc.*	3,133
212	Forest Laboratories, Inc.*	6,761
74	Health Net, Inc.*	1,998
7	Hill-Rom Holdings, Inc.	277
192	Hologic, Inc.*	3,149
127	Humana, Inc.*	7,117
42	Kinetic Concepts, Inc.*	1,668
186	King Pharmaceuticals, Inc.*	2,632
40	Life Technologies Corp.*	1,992
41	LifePoint Hospitals, Inc.*	1,485
2	MEDNAX, Inc.*	122
36	Mylan, Inc.*	704
81	Omnicare, Inc.	1,868
48	PerkinElmer, Inc.	1,118
14	Quest Diagnostics, Inc.	690
25	Teleflex, Inc.	1,249
101	Tenet Healthcare Corp.*	412
63	Universal Health Services, Inc., Class B	2,591
83	Watson Pharmaceuticals, Inc.*	4,045
		76,532
	Industrials - 2.1%

52	Aecom Technology Corp.*	1,340
69	AGCO Corp.*	3,115
31	Alexander & Baldwin, Inc.	1,088
2	Alliant Techsystems, Inc.*	148
168	AMR Corp.*	1,438
13	Armstrong World Industries, Inc.*	630
78	Avery Dennison Corp.	2,928
18	Babcock & Wilcox Co.*	437
71	BE Aerospace, Inc.*	2,521
42	Carlisle Cos., Inc.	1,538
45	Chicago Bridge & Iron Co. N.V. (NY Shares)*	1,274
99	Cintas Corp.	2,648
16	CNH Global N.V.*	663
36	Con-way, Inc.	1,217
8	Copa Holdings S.A., Class A	446
69	Corrections Corp. of America*	1,666
91	Covanta Holding Corp.	1,431
37	Crane Co.	1,387
51	Dover Corp.	2,795
92	Eaton Corp.	8,869
94	Equifax, Inc.	3,253
7	Flowserve Corp.	738
125	Fluor Corp.	7,229
7	FTI Consulting, Inc.*	249
2	Gardner Denver, Inc.	131
25	GATX Corp.	829
25	General Cable Corp.*	820
67	Goodrich Corp.	5,747
55	Harsco Corp.	1,323
21	Hertz Global Holdings, Inc.*	257
27	Hubbell, Inc., Class B	1,527
11	IDEX Corp.	412

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
240	Ingersoll-Rand plc	$9,840
137	ITT Corp.	6,302
37	Jacobs Engineering Group, Inc.*	1,425
32	Kansas City Southern*	1,515
18	KAR Auction Services, Inc.*	217
112	KBR, Inc.	3,033
15	Kennametal, Inc.	507
37	Kirby Corp.*	1,653
87	L-3 Communications Holdings, Inc.	6,119
61	Manpower, Inc.	3,436
187	Masco Corp.	2,040
38	Owens Corning*	1,000
86	Parker Hannifin Corp.	6,900
35	Pentair, Inc.	1,151
44	Pitney Bowes, Inc.	965
156	Quanta Services, Inc.*	2,747
145	R.R. Donnelley & Sons Co.	2,285
4	Regal-Beloit Corp.	244
170	Republic Services, Inc.	4,784
56	Rockwell Collins, Inc.	3,139
19	Ryder System, Inc.	819
26	Shaw Group, Inc. (The)*	833
43	Snap-On, Inc.	2,276
480	Southwest Airlines Co.	6,394
67	Spirit Aerosystems Holdings, Inc., Class A*	1,304
30	SPX Corp.	1,970
81	Terex Corp.*	1,967
99	Textron, Inc.	2,214
33	Thomas & Betts Corp.*	1,467
17	Timken Co.	741
27	Towers Watson & Co., Class A	1,355
59	Trinity Industries, Inc.	1,351
31	United Continental Holdings, Inc.*	858
62	URS Corp.*	2,451
30	USG Corp.*	381
12	UTi Worldwide, Inc.	231
18	Waste Connections, Inc.	468
21	WESCO International, Inc.*	1,002
31	Westinghouse Air Brake Technologies Corp.	1,433
		148,911
	Information Technology - 1.3%

275	Advanced Micro Devices, Inc.*	2,005
110	Amdocs Ltd.*	2,860
80	AOL, Inc.*	1,934
80	Arrow Electronics, Inc.*	2,481
36	Atmel Corp.*	374
112	Avnet, Inc.*	3,433
33	AVX Corp.	472
8	Broadridge Financial Solutions, Inc.	165
330	Brocade Communications Systems, Inc.*	1,643
54	CA, Inc.	1,236
71	CommScope, Inc.*	2,244
115	Computer Sciences Corp.	5,132
72	Compuware Corp.*	742
74	Convergys Corp.*	954
87	CoreLogic, Inc.	1,584
39	Diebold, Inc.	1,225
28	EchoStar Corp., Class A*	565
15	Electronic Arts, Inc.*	224
94	Fairchild Semiconductor International, Inc.*	1,321
196	Fidelity National Information Services, Inc.	5,272
38	Fiserv, Inc.*	2,101
39	IAC/InterActiveCorp*	1,098
110	Ingram Micro, Inc., Class A*	1,964
53	International Rectifier Corp.*	1,503
61	Intersil Corp., Class A	778
2	Itron, Inc.*	114
40	Jabil Circuit, Inc.	604
120	KLA-Tencor Corp.	4,400
58	Lexmark International, Inc., Class A*	2,102
486	LSI Corp.*	2,790
99	MEMC Electronic Materials, Inc.*	1,145
636	Micron Technology, Inc.*	4,617
99	Molex, Inc.	2,059
47	Monster Worldwide, Inc.*	1,061
17	National Semiconductor Corp.	227
259	Novell, Inc.*	1,544
8	Novellus Systems, Inc.*	241
162	PMC-Sierra, Inc.*	1,175
100	Seagate Technology plc*	1,341
44	SunPower Corp., Class A*	513
104	Synopsys, Inc.*	2,672
35	Tech Data Corp.*	1,543
286	Tellabs, Inc.	1,805
123	Total System Services, Inc.	1,856
128	Vishay Intertechnology, Inc.*	1,825
9	Vishay Precision Group, Inc.*	151
131	Western Digital Corp.*	4,389
1,026	Xerox Corp.	11,758
19	Zebra Technologies Corp., Class A*	692
		93,934
	Materials - 1.2%

70	AK Steel Holding Corp.	930
50	Aptargroup, Inc.	2,283
54	Ashland, Inc.	2,748
54	Ball Corp.	3,558
81	Bemis Co., Inc.	2,545
48	Cabot Corp.	1,718
15	CF Industries Holdings, Inc.	1,812
84	Commercial Metals Co.	1,291
36	Cytec Industries, Inc.	1,722
31	Domtar Corp.	2,353
43	Eastman Chemical Co.	3,346
17	FMC Corp.	1,323
26	Greif, Inc., Class A	1,519
141	Huntsman Corp.	2,181
73	International Paper Co.	1,823
33	Intrepid Potash, Inc.*	1,011
127	MeadWestvaco Corp.	3,155
85	Owens-Illinois, Inc.*	2,285
77	Packaging Corp. of America	1,975
103	PPG Industries, Inc.	8,030
49	Reliance Steel & Aluminum Co.	2,178
34	Royal Gold, Inc.	1,752
48	RPM International, Inc.	983
13	Schnitzer Steel Industries, Inc., Class A	742
118	Sealed Air Corp.	2,743
26	Sherwin-Williams Co. (The)	1,928
7	Sigma-Aldrich Corp.	443
74	Sonoco Products Co.	2,424
161	Steel Dynamics, Inc.	2,566
65	Temple-Inland, Inc.	1,363
87	United States Steel Corp.	4,229
66	Valspar Corp.	2,181
95	Vulcan Materials Co.	3,811
9	Walter Energy, Inc.	924

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
398	Weyerhaeuser Co.	$6,643
		82,518
	Telecommunication Services - 0.5%

224	CenturyLink, Inc.	9,630
26	Clearwire Corp., Class A*	182
452	Frontier Communications Corp.	4,113
45	Leap Wireless International, Inc.*	490
756	Level 3 Communications, Inc.*	756
98	MetroPCS Communications, Inc.*	1,191
26	NII Holdings, Inc.*	1,008
1,291	Qwest Communications International, Inc.	9,037
63	Telephone & Data Systems, Inc.	2,248
11	United States Cellular Corp.*	504
211	Windstream Corp.	2,751
		31,910
	Utilities - 2.5%

498	AES Corp. (The)*	5,383
58	AGL Resources, Inc.	2,130
126	Allegheny Energy, Inc.	2,875
83	Alliant Energy Corp.	3,014
177	Ameren Corp.	5,083
130	American Water Works Co., Inc.	3,186
102	Aqua America, Inc.	2,198
69	Atmos Energy Corp.	2,075
139	Calpine Corp.*	1,682
313	CenterPoint Energy, Inc.	4,892
171	CMS Energy Corp.	3,073
209	Consolidated Edison, Inc.	10,109
137	Constellation Energy Group, Inc.	3,885
89	DPL, Inc.	2,254
125	DTE Energy Co.	5,569
242	Edison International	8,939
53	Energen Corp.	2,309
226	FirstEnergy Corp.	7,935
100	Great Plains Energy, Inc.	1,865
69	Hawaiian Electric Industries, Inc.	1,510
57	Integrys Energy Group, Inc.	2,776
5	ITC Holdings Corp.	303
140	MDU Resources Group, Inc.	2,862
108	Mirant Corp.*	1,071
55	National Fuel Gas Co.	3,485
206	NiSource, Inc.	3,446
131	Northeast Utilities	4,074
190	NRG Energy, Inc.*	3,682
79	NSTAR	3,271
175	NV Energy, Inc.	2,396
72	OGE Energy Corp.	3,205
79	Oneok, Inc.	4,038
7	Ormat Technologies, Inc.	188
166	Pepco Holdings, Inc.	3,046
80	Pinnacle West Capital Corp.	3,234
359	PPL Corp.	9,122
214	Progress Energy, Inc.	9,350
130	Questar Corp.	2,159
263	RRI Energy, Inc.*	926
84	SCANA Corp.	3,412
185	Sempra Energy	9,267
160	TECO Energy, Inc.	2,680
82	UGI Corp.	2,433
61	Vectren Corp.	1,580
82	Westar Energy, Inc.	2,043
87	Wisconsin Energy Corp.	5,239
341	Xcel Energy, Inc.	8,014
		177,268
	Total Common Stocks (Cost $1,392,125)	1,435,549

Principal Amount
	U.S. Government & Agency Securities (a) - 19.7%
	Federal Home Loan Bank
$833,560	0.07%, due 12/01/10	833,560
553,353	0.09%, due 12/06/10	553,353
	Total U.S. Government & Agency Securities (Cost $1,386,913)	1,386,913

	Repurchase Agreements (a)(b) - 44.6%
3,136,373	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,136,406	3,136,373
	Total Repurchase Agreements (Cost $3,136,373)	3,136,373
	Total Investment Securities (Cost $5,915,411) — 84.7%	5,958,835
	Other assets less liabilities — 15.3%	1,079,802
	Net Assets — 100.0%	$7,038,637

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $1,660,562.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(141,297)
Net unrealized depreciation	$(141,297)
Federal income tax cost of investments	$6,100,132

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$262,360	$(7,872)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	1,603,356	(66,095)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	6,685,049	1,042,238

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,086,244	134,874

		$1,103,145

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 46.2%
	Consumer Discretionary - 9.6%

135	Aaron’s, Inc.	$2,695
224	Abercrombie & Fitch Co., Class A	11,256
293	Advance Auto Parts, Inc.	19,335
311	Aeropostale, Inc.*	8,406
161	American Eagle Outfitters, Inc.	2,656
431	Apollo Group, Inc., Class A*	14,654
97	Autoliv, Inc.	7,122
75	AutoNation, Inc.*	1,960
88	AutoZone, Inc.*	22,828
184	Bally Technologies, Inc.*	7,207
877	Bed Bath & Beyond, Inc.*	38,360
252	Big Lots, Inc.*	7,724
361	BorgWarner, Inc.*	21,783
298	Brinker International, Inc.	6,091
217	Career Education Corp.*	3,860
745	CarMax, Inc.*	24,510
269	CBS Corp., Class B	4,530
595	Chico’s FAS, Inc.	7,170
105	Chipotle Mexican Grill, Inc.*	27,141
7	Choice Hotels International, Inc.	261
1,016	Coach, Inc.	57,445
468	Darden Restaurants, Inc.	22,909
212	DeVry, Inc.	9,103
298	Dick’s Sporting Goods, Inc.*	10,195
692	Discovery Communications, Inc., Class A*	28,220
233	Dollar General Corp.*	7,652
424	Dollar Tree, Inc.*	23,299
247	DreamWorks Animation SKG, Inc., Class A*	7,654
79	Education Management Corp.*	1,115
281	Expedia, Inc.	7,399
450	Family Dollar Stores, Inc.	22,590
15	Federal-Mogul Corp.*	280
61	Fortune Brands, Inc.	3,605
175	Fossil, Inc.*	11,839
23	Garmin Ltd.	666
464	Gentex Corp.	9,739
809	Goodyear Tire & Rubber Co. (The)*	7,734
215	Guess?, Inc.	10,159
424	H&R Block, Inc.	5,338
318	Hanesbrands, Inc.*	8,634
784	Harley-Davidson, Inc.	24,523
110	Harman International Industries, Inc.*	4,795
434	Hasbro, Inc.	20,684
207	Hillenbrand, Inc.	3,997
993	International Game Technology	15,372
35	International Speedway Corp., Class A	829
1,629	Interpublic Group of Cos., Inc. (The)*	17,349
106	ITT Educational Services, Inc.*	6,200
184	J. Crew Group, Inc.*	8,044
256	J.C. Penney Co., Inc.	8,517
139	John Wiley & Sons, Inc., Class A	5,768
40	Lamar Advertising Co., Class A*	1,470
49	Lear Corp.*	4,301
291	Leggett & Platt, Inc.	6,024
890	Limited Brands, Inc.	29,966
476	LKQ Corp.*	10,270
139	Macy’s, Inc.	3,569
65	Madison Square Garden, Inc., Class A*	1,426
904	Marriott International, Inc., Class A	35,446
704	Mattel, Inc.	18,191
738	McGraw-Hill Cos., Inc. (The)	25,454
51	Meredith Corp.	1,715
160	MGM Resorts International*	1,957
22	Mohawk Industries, Inc.*	1,156
73	Morningstar, Inc.*	3,680
133	NetFlix, Inc.*	27,385
557	Nordstrom, Inc.	23,840
19	NVR, Inc.*	11,780
93	Office Depot, Inc.*	405
460	O’Reilly Automotive, Inc.*	27,683
102	Panera Bread Co., Class A*	10,224
394	PetSmart, Inc.	14,917
188	Phillips-Van Heusen Corp.	12,754
186	Polo Ralph Lauren Corp.	20,319
158	priceline.com, Inc.*	62,260
62	Regal Entertainment Group, Class A	837
407	Ross Stores, Inc.	26,406
171	Royal Caribbean Cruises Ltd.*	6,883
298	Scripps Networks Interactive, Inc., Class A	15,183
12,939	Sirius XM Radio, Inc.*	17,726
631	Starwood Hotels & Resorts Worldwide, Inc.	35,866
46	Strayer Education, Inc.	6,250
241	Tempur-Pedic International, Inc.*	8,461
36	Tesla Motors, Inc.*	1,272
112	Thor Industries, Inc.	3,307
421	Tiffany & Co.	26,144
242	Tractor Supply Co.	10,278
177	TRW Automotive Holdings Corp.*	8,406
210	Tupperware Brands Corp.	9,761
406	Urban Outfitters, Inc.*	15,343
111	Weight Watchers International, Inc.	3,801
421	Wendy’s/Arby’s Group, Inc., Class A	2,008
107	Whirlpool Corp.	7,811
321	Williams-Sonoma, Inc.	10,680
193	WMS Industries, Inc.*	8,559
251	Wynn Resorts Ltd.	25,376
		1,217,752
	Consumer Staples - 2.4%

64	Alberto-Culver Co.	2,381
1,427	Avon Products, Inc.	40,755
15	BJ’s Wholesale Club, Inc.*	687
266	Brown-Forman Corp., Class B	17,402
367	Campbell Soup Co.	12,441
236	Church & Dwight Co., Inc.	15,399
442	Clorox Co.	27,320
651	Coca-Cola Enterprises, Inc.	15,722
150	ConAgra Foods, Inc.	3,222
250	Dr. Pepper Snapple Group, Inc.	9,157
367	Estee Lauder Cos., Inc. (The), Class A	27,496
95	Flowers Foods, Inc.	2,489
368	Green Mountain Coffee Roasters, Inc.*	13,645
432	H. J. Heinz Co.	20,853
186	Hansen Natural Corp.*	9,899
200	Herbalife Ltd.	13,726
299	Hershey Co. (The)	13,993
220	McCormick & Co., Inc. (Non-Voting)	9,682
93	Mead Johnson Nutrition Co.	5,540
1,570	Sara Lee Corp.	23,550
466	Whole Foods Market, Inc.*	22,005
		307,364

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy - 2.8%

54	Alpha Natural Resources, Inc.*	$2,676
383	Arch Coal, Inc.	11,184
191	Atlas Energy, Inc.*	8,203
38	Atwood Oceanics, Inc.*	1,353
464	Cameron International Corp.*	22,323
279	Cimarex Energy Co.	22,471
305	Concho Resources, Inc.*	25,239
345	CONSOL Energy, Inc.	14,476
93	Continental Resources, Inc.*	4,971
149	Core Laboratories N.V.	12,754
74	Diamond Offshore Drilling, Inc.	4,792
248	Dresser-Rand Group, Inc.*	9,407
431	El Paso Corp.	5,814
462	EQT Corp.	18,697
489	EXCO Resources, Inc.	9,081
22	Exterran Holdings, Inc.*	499
405	FMC Technologies, Inc.*	34,117
241	Forest Oil Corp.*	8,247
141	Frontline Ltd.	3,657
100	Holly Corp.	3,594
608	McDermott International, Inc.*	11,145
75	Murphy Oil Corp.	5,064
379	Nabors Industries Ltd.*	8,372
11	Oil States International, Inc.*	653
714	Petrohawk Energy Corp.*	12,731
232	Pride International, Inc.*	7,215
24	Quicksilver Resources, Inc.*	341
531	Range Resources Corp.	22,297
48	Rowan Cos., Inc.*	1,447
702	SandRidge Energy, Inc.*	3,622
142	SM Energy Co.	7,056
19	Superior Energy Services, Inc.*	634
507	Ultra Petroleum Corp.*	23,824
993	Weatherford International Ltd.*	20,267
14	Whiting Petroleum Corp.*	1,541
		349,764
	Financials - 3.2%

170	Affiliated Managers Group, Inc.*	14,860
52	AMB Property Corp. (REIT)	1,517
172	Ameriprise Financial, Inc.	8,917
197	AON Corp.	7,904
192	Apartment Investment & Management Co., Class A (REIT)	4,631
10	Arch Capital Group Ltd.*	903
87	Arthur J. Gallagher & Co.	2,443
113	Axis Capital Holdings Ltd.	3,993
51	Bank of Hawaii Corp.	2,208
201	Brown & Brown, Inc.	4,597
5	Capitol Federal Financial	117
949	CB Richard Ellis Group, Inc., Class A*	18,211
18	CBOE Holdings, Inc.	428
274	Digital Realty Trust, Inc. (REIT)	14,391
393	Eaton Vance Corp.	11,680
16	Endurance Specialty Holdings Ltd.	706
60	Equity Residential (REIT)	2,999
69	Erie Indemnity Co., Class A	4,344
39	Essex Property Trust, Inc. (REIT)	4,323
122	Federal Realty Investment Trust (REIT)	9,442
202	Federated Investors, Inc., Class B	4,789
673	General Growth Properties, Inc. (REIT)	10,896
301	Genworth Financial, Inc., Class A*	3,510
13	Green Dot Corp., Class A*	753
98	Greenhill & Co., Inc.	7,344
124	Hartford Financial Services Group, Inc.	2,760
66	Howard Hughes Corp. (The)*	2,698
132	Hudson City Bancorp, Inc.	1,498
35	Interactive Brokers Group, Inc., Class A*	642
246	IntercontinentalExchange, Inc.*	27,724
472	Invesco Ltd.	10,261
56	Janus Capital Group, Inc.	585
140	Jones Lang LaSalle, Inc.	11,175
306	Lazard Ltd., Class A	10,958
1,662	Marsh & McLennan Cos., Inc.	41,683
683	Moody’s Corp.	18,325
367	MSCI, Inc., Class A*	12,500
44	NASDAQ OMX Group, Inc. (The)*	944
188	NYSE Euronext	5,136
231	Plum Creek Timber Co., Inc. (REIT)	8,325
98	ProLogis (REIT)	1,275
79	Rayonier, Inc. (REIT)	4,026
498	SEI Investments Co.	11,245
277	St. Joe Co. (The)*	4,875
864	T. Rowe Price Group, Inc.	50,397
777	TD Ameritrade Holding Corp.	13,007
40	UDR, Inc. (REIT)	892
27	Validus Holdings Ltd.	789
142	Ventas, Inc. (REIT)	7,280
48	Vornado Realty Trust (REIT)	3,916
288	Waddell & Reed Financial, Inc., Class A	8,870
		407,692
	Health Care - 5.6%

82	Alere, Inc.*	2,617
298	Alexion Pharmaceuticals, Inc.*	22,782
387	Allscripts Healthcare Solutions, Inc.*	6,792
941	AmerisourceBergen Corp.	29,030
478	Amylin Pharmaceuticals, Inc.*	6,126
338	BioMarin Pharmaceutical, Inc.*	9,153
39	Brookdale Senior Living, Inc.*	746
317	C.R. Bard, Inc.	26,897
131	CareFusion Corp.*	2,996
229	Cerner Corp.*	20,120
52	Charles River Laboratories International, Inc.*	1,698
219	Community Health Systems, Inc.*	6,977
29	Cooper Cos., Inc. (The)	1,551
215	Covance, Inc.*	9,656
346	DaVita, Inc.*	25,154
479	Dendreon Corp.*	17,119
487	DENTSPLY International, Inc.	15,058
377	Edwards Lifesciences Corp.*	25,018
87	Emdeon, Inc., Class A*	1,085
99	Emergency Medical Services Corp., Class A*	4,904
165	Gen-Probe, Inc.*	8,557
834	Health Management Associates, Inc., Class A*	7,431
304	Henry Schein, Inc.*	17,459
177	Hill-Rom Holdings, Inc.	7,006
552	Hospira, Inc.*	31,056
624	Human Genome Sciences, Inc.*	15,307
192	IDEXX Laboratories, Inc.*	12,328
406	Illumina, Inc.*	24,409
130	Intuitive Surgical, Inc.*	33,838
18	Kinetic Concepts, Inc.*	715

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
348	Laboratory Corp. of America Holdings*	$28,546
431	Life Technologies Corp.*	21,466
331	Lincare Holdings, Inc.	8,523
148	MEDNAX, Inc.*	9,058
112	Mettler-Toledo International, Inc.*	16,260
866	Mylan, Inc.*	16,943
308	Myriad Genetics, Inc.*	6,631
39	Omnicare, Inc.	899
340	Patterson Cos., Inc.	10,108
178	PerkinElmer, Inc.	4,147
269	Perrigo Co.	16,205
351	Pharmaceutical Product Development, Inc.	8,747
407	Quest Diagnostics, Inc.	20,073
233	Regeneron Pharmaceuticals, Inc.*	6,715
505	ResMed, Inc.*	16,135
204	SXC Health Solutions Corp.*	7,823
171	Talecris Biotherapeutics Holdings Corp.*	3,711
124	Techne Corp.	7,449
21	Teleflex, Inc.	1,049
1,164	Tenet Healthcare Corp.*	4,749
191	Thoratec Corp.*	4,862
165	United Therapeutics Corp.*	10,383
20	Universal Health Services, Inc., Class B	822
411	Varian Medical Systems, Inc.*	27,056
286	VCA Antech, Inc.*	6,248
673	Vertex Pharmaceuticals, Inc.*	22,296
300	Warner Chilcott plc, Class A	5,703
310	Waters Corp.*	23,830
		710,022
	Industrials - 7.3%

104	Aecom Technology Corp.*	2,679
102	Alliant Techsystems, Inc.*	7,539
354	AMETEK, Inc.	20,946
358	AMR Corp.*	3,064
6	Armstrong World Industries, Inc.*	291
21	Avery Dennison Corp.	788
304	Babcock & Wilcox Co.*	7,384
250	Bucyrus International, Inc.	22,290
552	C.H. Robinson Worldwide, Inc.	40,688
14	Carlisle Cos., Inc.	513
136	Chicago Bridge & Iron Co. N.V. (NY Shares)*	3,850
15	CNH Global N.V.*	621
14	Con-way, Inc.	473
558	Cooper Industries plc	30,411
65	Copa Holdings S.A., Class A	3,625
241	Copart, Inc.*	8,551
66	Corrections Corp. of America*	1,594
25	Covanta Holding Corp.	393
668	Cummins, Inc.	64,876
2,630	Delta Air Lines, Inc.*	35,978
257	Donaldson Co., Inc.	13,953
393	Dover Corp.	21,540
168	Dun & Bradstreet Corp.	12,657
146	Eaton Corp.	14,074
709	Expeditors International of Washington, Inc.	37,506
441	Fastenal Co.	23,602
159	Flowserve Corp.	16,768
36	Fluor Corp.	2,082
126	FTI Consulting, Inc.*	4,491
165	Gardner Denver, Inc.	10,799
43	GATX Corp.	1,426
62	General Cable Corp.*	2,033
117	Goodrich Corp.	10,035
202	Graco, Inc.	7,264
20	Harsco Corp.	481
550	Hertz Global Holdings, Inc.*	6,743
80	Hubbell, Inc., Class B	4,525
223	IDEX Corp.	8,356
161	IHS, Inc., Class A*	11,644
609	Iron Mountain, Inc.	13,526
304	J.B. Hunt Transport Services, Inc.	11,096
251	Jacobs Engineering Group, Inc.*	9,664
343	Joy Global, Inc.	26,178
201	Kansas City Southern*	9,515
13	KAR Auction Services, Inc.*	157
31	KBR, Inc.	840
204	Kennametal, Inc.	6,899
12	Kirby Corp.*	536
167	Landstar System, Inc.	6,004
156	Lennox International, Inc.	6,862
142	Lincoln Electric Holdings, Inc.	8,756
437	Manitowoc Co., Inc. (The)*	4,798
358	Masco Corp.	3,906
145	MSC Industrial Direct Co., Class A	8,720
237	Navistar International Corp.*	12,130
299	Oshkosh Corp.*	8,581
211	Owens Corning*	5,551
389	Pall Corp.	17,610
152	Parker Hannifin Corp.	12,195
171	Pentair, Inc.	5,626
494	Pitney Bowes, Inc.	10,838
36	R.R. Donnelley & Sons Co.	567
107	Regal-Beloit Corp.	6,527
324	Republic Services, Inc.	9,117
500	Robert Half International, Inc.	13,860
475	Rockwell Automation, Inc.	31,407
276	Rockwell Collins, Inc.	15,473
313	Roper Industries, Inc.	22,664
93	Ryder System, Inc.	4,009
162	Shaw Group, Inc. (The)*	5,192
330	Southwest Airlines Co.	4,396
53	Spirit Aerosystems Holdings, Inc., Class A*	1,032
32	SPX Corp.	2,102
282	Stericycle, Inc.*	20,840
469	Textron, Inc.	10,487
31	Thomas & Betts Corp.*	1,378
212	Timken Co.	9,235
104	Toro Co. (The)	6,054
22	Towers Watson & Co., Class A	1,104
164	TransDigm Group, Inc.*	11,234
905	United Continental Holdings, Inc.*	25,050
92	USG Corp.*	1,168
283	UTi Worldwide, Inc.	5,448
74	Valmont Industries, Inc.	5,984
344	Verisk Analytics, Inc., Class A*	10,413
195	W.W. Grainger, Inc.	24,361
214	WABCO Holdings, Inc.*	10,636
306	Waste Connections, Inc.	7,956
46	WESCO International, Inc.*	2,195
25	Westinghouse Air Brake Technologies Corp.	1,156
		927,566
	Information Technology - 11.2%

766	Advanced Micro Devices, Inc.*	5,584
1,159	Agilent Technologies, Inc.*	40,588

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
605	Akamai Technologies, Inc.*	$31,575
178	Alliance Data Systems Corp.*	11,228
1,005	Altera Corp.	35,265
192	Amdocs Ltd.*	4,992
578	Amphenol Corp., Class A	28,917
992	Analog Devices, Inc.	35,276
301	ANSYS, Inc.*	14,599
44	Arrow Electronics, Inc.*	1,364
233	Atheros Communications, Inc.*	7,586
1,373	Atmel Corp.*	14,265
763	Autodesk, Inc.*	26,926
353	Avago Technologies Ltd.*	9,217
12	AVX Corp.	172
604	BMC Software, Inc.*	26,818
384	Broadridge Financial Solutions, Inc.	7,907
1,055	CA, Inc.	24,149
900	Cadence Design Systems, Inc.*	7,074
308	Ciena Corp.*	4,666
619	Citrix Systems, Inc.*	41,114
423	Compuware Corp.*	4,357
358	Cree, Inc.*	23,334
546	Cypress Semiconductor Corp.*	8,556
47	Diebold, Inc.	1,477
178	Dolby Laboratories, Inc., Class A*	11,266
118	DST Systems, Inc.	5,057
1,032	Electronic Arts, Inc.*	15,387
151	Equinix, Inc.*	11,718
267	F5 Networks, Inc.*	35,212
155	Factset Research Systems, Inc.	13,744
185	First Solar, Inc.*	22,727
339	Fiserv, Inc.*	18,747
511	FLIR Systems, Inc.*	13,697
243	Gartner, Inc.*	7,817
219	Genpact Ltd.*	3,048
272	Global Payments, Inc.	11,304
432	Harris Corp.	19,112
112	IAC/InterActiveCorp*	3,154
306	Informatica Corp.*	12,632
30	Ingram Micro, Inc., Class A*	536
141	Intersil Corp., Class A	1,798
934	Intuit, Inc.*	41,927
125	Itron, Inc.*	7,096
424	Jabil Circuit, Inc.	6,407
719	JDS Uniphase Corp.*	8,535
31	KLA-Tencor Corp.	1,137
421	Lam Research Corp.*	19,084
316	Lender Processing Services, Inc.	9,723
746	Linear Technology Corp.	24,320
1,803	Marvell Technology Group Ltd.*	34,780
1,007	Maxim Integrated Products, Inc.	23,413
520	McAfee, Inc.*	24,362
316	MEMC Electronic Materials, Inc.*	3,656
613	Microchip Technology, Inc.	20,603
267	MICROS Systems, Inc.*	11,673
208	Monster Worldwide, Inc.*	4,697
193	National Instruments Corp.	6,585
721	National Semiconductor Corp.	9,625
534	NCR Corp.*	7,684
1,148	NetApp, Inc.*	58,468
250	NeuStar, Inc., Class A*	6,460
284	Novellus Systems, Inc.*	8,563
757	Nuance Communications, Inc.*	13,380
1,905	NVIDIA Corp.*	25,908
1,431	ON Semiconductor Corp.*	11,670
1,075	Paychex, Inc.	30,681
40	PMC-Sierra, Inc.*	290
284	Polycom, Inc.*	10,509
371	QLogic Corp.*	6,637
349	Rambus, Inc.*	6,983
628	Red Hat, Inc.*	27,318
340	Rovi Corp.*	18,758
1,030	SAIC, Inc.*	15,780
381	Salesforce.com, Inc.*	53,043
766	SanDisk Corp.*	34,164
1,172	Seagate Technology plc*	15,717
153	Silicon Laboratories, Inc.*	6,499
589	Skyworks Solutions, Inc.*	14,990
233	Solera Holdings, Inc.	11,184
127	SunPower Corp., Class A*	1,481
31	Synopsys, Inc.*	796
556	Teradata Corp.*	22,846
600	Teradyne, Inc.*	7,116
404	Trimble Navigation Ltd.*	15,045
248	Varian Semiconductor Equipment Associates, Inc.*	7,819
608	VeriSign, Inc.*	20,860
146	Vistaprint N.V.*	5,887
198	WebMD Health Corp.*	10,165
175	Western Digital Corp.*	5,863
2,238	Western Union Co. (The)	39,478
862	Xilinx, Inc.	23,377
110	Zebra Technologies Corp., Class A*	4,008
		1,431,012
	Materials - 3.1%

278	Airgas, Inc.	16,986
55	AK Steel Holding Corp.	730
304	Albemarle Corp.	16,443
328	Allegheny Technologies, Inc.	16,958
23	Ashland, Inc.	1,170
65	Ball Corp.	4,282
146	Carpenter Technology Corp.	5,325
522	Celanese Corp.	19,314
171	CF Industries Holdings, Inc.	20,652
451	Cliffs Natural Resources, Inc.	30,821
109	Compass Minerals International, Inc.	9,003
539	Crown Holdings, Inc.*	16,725
146	Eagle Materials, Inc.	3,630
50	Eastman Chemical Co.	3,890
777	Ecolab, Inc.	37,148
166	FMC Corp.	12,918
265	International Flavors & Fragrances, Inc.	13,918
1,131	International Paper Co.	28,241
227	Lubrizol Corp.	23,735
151	Martin Marietta Materials, Inc.	12,766
431	Nalco Holding Co.	12,680
170	Owens-Illinois, Inc.*	4,570
91	PPG Industries, Inc.	7,094
28	Reliance Steel & Aluminum Co.	1,245
28	Royal Gold, Inc.	1,443
216	RPM International, Inc.	4,424
15	Schnitzer Steel Industries, Inc., Class A	856
153	Scotts Miracle-Gro Co. (The), Class A	7,644
189	Sherwin-Williams Co. (The)	14,018
373	Sigma-Aldrich Corp.	23,581
66	Temple-Inland, Inc.	1,384
285	Titanium Metals Corp.*	4,922
90	United States Steel Corp.	4,375
33	Valspar Corp.	1,090
140	Walter Energy, Inc.	14,370
		398,351

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services - 0.9%

386	Clearwire Corp., Class A*	$2,710
967	Crown Castle International Corp.*	40,169
1,261	Frontier Communications Corp.	11,475
2,129	Level 3 Communications, Inc.*	2,129
400	MetroPCS Communications, Inc.*	4,860
440	NII Holdings, Inc.*	17,054
390	SBA Communications Corp., Class A*	15,269
505	tw telecom, inc.*	8,322
668	Windstream Corp.	8,711
		110,699
	Utilities - 0.1%

541	Calpine Corp.*	6,546
147	ITC Holdings Corp.	8,901
33	Ormat Technologies, Inc.	884
		16,331
	Total Common Stocks (Cost $4,552,644)	5,876,553

Principal Amount
	U.S. Government & Agency Securities (a) - 12.1%
	Federal Home Loan Bank
$665,061	0.07%, due 12/01/10	665,061
877,845	0.09%, due 12/06/10	877,845
	Total U.S. Government & Agency Securities (Cost $1,542,906)	1,542,906

	Repurchase Agreements (a)(b) - 27.7%
3,532,554	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $3,532,600	3,532,554
	Total Repurchase Agreements (Cost $3,532,554)	3,532,554
	Total Investment Securities (Cost $9,628,104) — 86.0%	10,952,013
	Other assets less liabilities — 14.0%	1,784,450
	Net Assets — 100.0%	$12,736,463

*                               Non-income producing security.

(a)                        A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $2,423,907.

(b)                       The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,108,480
Aggregate gross unrealized depreciation	(159,695)
Net unrealized appreciation	$948,785
Federal income tax cost of investments	$10,003,228

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$114,446	$(367)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	6,371,675	(42,166)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,169,609	1,505,167

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,943,649	339,595

		$1,802,229

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 62.7%
	Consumer Discretionary - 6.2%

586	1-800-Flowers.com, Inc., Class A*	$1,166
158	99 Cents Only Stores*	2,482
430	A.H. Belo Corp., Class A*	3,784
112	AFC Enterprises, Inc.*	1,487
686	American Apparel, Inc.*	960
885	American Greetings Corp., Class A	17,762
111	America’s Car-Mart, Inc.*	2,816
289	Arctic Cat, Inc.*	4,309
341	Ascent Media Corp., Class A*	10,540
414	Audiovox Corp., Class A*	2,836
921	Barnes & Noble, Inc.	12,912
27	Beasley Broadcasting Group, Inc., Class A*	109
1,783	Beazer Homes USA, Inc.*	7,417
633	bebe stores, inc.	4,077
31	Big 5 Sporting Goods Corp.	428
31	Biglari Holdings, Inc.*	12,037
343	Bluegreen Corp.*	991
92	Blyth, Inc.	4,101
728	Bob Evans Farms, Inc.	22,670
182	Bon-Ton Stores, Inc. (The)*	2,442
168	Books-A-Million, Inc.	1,070
1,188	Borders Group, Inc.*	1,271
1,288	Boyd Gaming Corp.*	11,515
227	Brookfield Homes Corp.*	2,002
329	Brown Shoe Co., Inc.	4,678
32	Buckle, Inc. (The)	1,221
412	Build-A-Bear Workshop, Inc.*	2,554
960	Cabela’s, Inc.*	21,360
1,538	Callaway Golf Co.	11,781
57	Cambium Learning Group, Inc.*	170
108	Carmike Cinemas, Inc.*	906
111	Casual Male Retail Group, Inc.*	533
125	Cavco Industries, Inc.*	4,558
2,767	Charming Shoppes, Inc.*	10,528
65	Children’s Place Retail Stores, Inc. (The)*	3,374
375	Christopher & Banks Corp.	1,999
229	Churchill Downs, Inc.	9,066
1,359	Cinemark Holdings, Inc.	23,850
1,100	CKX, Inc.*	4,543
489	Collective Brands, Inc.*	8,259
273	Columbia Sportswear Co.	15,190
230	Conn’s, Inc.*	736
221	Core-Mark Holding Co., Inc.*	8,000
40	Cracker Barrel Old Country Store, Inc.	2,106
482	Crown Media Holdings, Inc., Class A*	1,268
178	CSS Industries, Inc.	3,252
419	Cumulus Media, Inc., Class A*	1,487
251	Dana Holding Corp.*	3,793
129	Delta Apparel, Inc.*	1,606
1,119	Dex One Corp.*	5,315
1,035	Dillard’s, Inc., Class A	32,271
555	Domino’s Pizza, Inc.*	8,197
85	Dress Barn, Inc. (The)*	2,100
286	Drew Industries, Inc.*	5,777
756	E.W. Scripps Co. (The), Class A*	6,827
94	Entercom Communications Corp., Class A*	817
387	Ethan Allen Interiors, Inc.	6,382
1,364	Exide Technologies*	11,158
852	Finish Line (The), Class A	15,208
156	Fisher Communications, Inc.*	3,128
939	Fred’s, Inc., Class A	12,010
18	Fuel Systems Solutions, Inc.*	622
1,118	Furniture Brands International, Inc.*	4,930
380	Gaiam, Inc., Class A	2,858
828	Gaylord Entertainment Co.*	28,425
516	Genesco, Inc.*	19,845
37	Global Sources Ltd.*	335
62	Gordmans Stores, Inc.*	791
1,157	Gray Television, Inc.*	2,302
457	Group 1 Automotive, Inc.	17,700
381	Haverty Furniture Cos., Inc.	4,576
732	Helen of Troy Ltd.*	17,290
257	Hooker Furniture Corp.	2,922
616	HOT Topic, Inc.	3,776
1,244	Hovnanian Enterprises, Inc., Class A*	4,615
1,724	Iconix Brand Group, Inc.*	32,204
348	Isle of Capri Casinos, Inc.*	3,059
96	Jack in the Box, Inc.*	1,931
666	Jakks Pacific, Inc.*	12,821
104	Johnson Outdoors, Inc., Class A*	1,347
2,081	Jones Group, Inc. (The)	28,177
869	Journal Communications, Inc., Class A*	3,945
124	Kenneth Cole Productions, Inc., Class A*	1,678
241	Kid Brands, Inc.*	2,268
62	Knology, Inc.*	954
307	K-Swiss, Inc., Class A*	3,844
1,097	La-Z-Boy, Inc.*	8,260
134	Leapfrog Enterprises, Inc.*	761
386	Libbey, Inc.*	5,585
113	Life Time Fitness, Inc.*	4,457
221	Lifetime Brands, Inc.*	3,258
630	LIN TV Corp., Class A*	2,854
464	Lions Gate Entertainment Corp.*	3,345
463	Lithia Motors, Inc., Class A	6,001
3,360	Live Nation Entertainment, Inc.*	36,154
413	LodgeNet Interactive Corp.*	1,280
442	M/I Homes, Inc.*	5,096
279	Mac-Gray Corp.	3,903
486	Marcus Corp.	6,299
527	MarineMax, Inc.*	4,021
212	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,853
416	Media General, Inc., Class A*	1,772
955	Mediacom Communications Corp., Class A*	8,070
1,257	Men’s Wearhouse, Inc. (The)	35,850
766	Meritage Homes Corp.*	14,531
1,105	Modine Manufacturing Co.*	15,315
154	Monarch Casino & Resort, Inc.*	1,850
335	Morgans Hotel Group Co.*	2,559
371	Movado Group, Inc.*	4,452
578	Multimedia Games, Inc.*	2,497
561	New York & Co., Inc.*	1,935
205	Nexstar Broadcasting Group, Inc., Class A*	1,107
428	O’Charleys, Inc.*	2,962
1,292	OfficeMax, Inc.*	22,080
2,168	Orient-Express Hotels Ltd., Class A*	25,084
281	Outdoor Channel Holdings, Inc.*	1,827
1,586	Pacific Sunwear of California, Inc.*	9,976
108	Papa John’s International, Inc.*	2,766
657	Penske Automotive Group, Inc.*	9,914
1,252	PEP Boys-Manny Moe & Jack	15,512
224	Perry Ellis International, Inc.*	6,095

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,359	Pinnacle Entertainment, Inc.*	$18,102
153	Playboy Enterprises, Inc., Class B*	747
279	PRIMEDIA, Inc.	1,403
3,094	Quiksilver, Inc.*	13,304
748	Radio One, Inc., Class D*	808
471	RC2 Corp.*	10,433
288	Red Lion Hotels Corp.*	2,209
373	Red Robin Gourmet Burgers, Inc.*	6,912
1,371	Regis Corp.	24,431
1,571	Rent-A-Center, Inc.	43,737
1,540	Ruby Tuesday, Inc.*	19,697
1,052	Ryland Group, Inc.	15,338
3,232	Saks, Inc.*	36,005
212	Sally Beauty Holdings, Inc.*	2,915
728	Scholastic Corp.	20,457
764	Scientific Games Corp., Class A*	6,150
709	Sealy Corp.*	2,141
196	Select Comfort Corp.*	1,723
63	Shiloh Industries, Inc.*	701
179	Shoe Carnival, Inc.*	4,965
1,001	Sinclair Broadcast Group, Inc., Class A	7,758
164	Skyline Corp.	3,113
83	Smith & Wesson Holding Corp.*	319
801	Sonic Automotive, Inc., Class A*	9,916
785	Spartan Motors, Inc.	4,153
296	Speedway Motorsports, Inc.	4,360
924	Stage Stores, Inc.	13,980
360	Standard Motor Products, Inc.	4,529
2,553	Standard Pacific Corp.*	9,089
382	Stein Mart, Inc.*	3,782
136	Steinway Musical Instruments, Inc.*	2,346
1,943	Stewart Enterprises, Inc., Class A	11,017
416	Superior Industries International, Inc.	8,087
43	Systemax, Inc.*	558
213	Talbots, Inc.*	2,450
291	Timberland Co. (The), Class A*	7,211
704	Tuesday Morning Corp.*	3,661
327	Unifi, Inc.*	4,645
203	Universal Electronics, Inc.*	5,578
866	Vail Resorts, Inc.*	39,213
738	Warner Music Group Corp.*	3,557
347	West Marine, Inc.*	3,321
655	Wet Seal, Inc. (The), Class A*	2,142
89	Weyco Group, Inc.	2,155
73	World Wrestling Entertainment, Inc., Class A	1,023
		1,259,829
	Consumer Staples - 1.9%

56	Alico, Inc.	1,296
2,127	Alliance One International, Inc.*	8,253
439	Andersons, Inc. (The)	14,189
507	B&G Foods, Inc.	6,479
32	Cal-Maine Foods, Inc.	981
558	Casey’s General Stores, Inc.	22,178
42	Cellu Tissue Holdings, Inc.*	501
1,352	Central Garden and Pet Co., Class A*	12,628
1,072	Chiquita Brands International, Inc.*	11,985
504	Darling International, Inc.*	5,836
857	Dole Food Co., Inc.*	8,116
580	Elizabeth Arden, Inc.*	12,360
152	Farmer Bros Co.	2,648
947	Fresh Del Monte Produce, Inc.	20,796
548	Great Atlantic & Pacific Tea Co.*	1,644
57	Griffin Land & Nurseries, Inc.	1,661
978	Hain Celestial Group, Inc. (The)*	25,927
216	Harbinger Group, Inc.*	1,009
290	Imperial Sugar Co.	3,990
300	Ingles Markets, Inc., Class A	5,595
18	J&J Snack Foods Corp.	824
189	John B. Sanfilippo & Son, Inc.*	2,251
238	MGP Ingredients, Inc.	2,168
300	Nash Finch Co.	11,085
221	Nutraceutical International Corp.*	3,286
101	Oil-Dri Corp. of America	2,263
502	Pantry, Inc. (The)*	10,311
652	Pilgrim’s Pride Corp.*	4,329
999	Prestige Brands Holdings, Inc.*	11,758
130	Revlon, Inc., Class A*	1,290
12,299	Rite Aid Corp.*	11,557
500	Ruddick Corp.	18,380
59	Sanderson Farms, Inc.	2,611
200	Schiff Nutrition International, Inc.	1,646
200	Seneca Foods Corp., Class A*	4,758
808	Smart Balance, Inc.*	2,957
538	Spartan Stores, Inc.	8,802
434	Spectrum Brands Holdings, Inc.*	11,731
150	Susser Holdings Corp.*	2,016
55	Tootsie Roll Industries, Inc.	1,465
830	TreeHouse Foods, Inc.*	41,234
577	Universal Corp.	23,605
368	Vector Group Ltd.	6,731
76	Village Super Market, Inc., Class A	2,396
20	WD-40 Co.	782
263	Weis Markets, Inc.	10,136
1,315	Winn-Dixie Stores, Inc.*	7,995
		376,439
	Energy - 4.8%

1,024	Abraxas Petroleum Corp.*	4,362
856	Allis-Chalmers Energy, Inc.*	5,496
182	Alon USA Energy, Inc.	1,008
310	Approach Resources, Inc.*	5,664
1,062	ATP Oil & Gas Corp.*	15,633
554	Basic Energy Services, Inc.*	8,033
1,221	Berry Petroleum Co., Class A	46,532
1,097	Bill Barrett Corp.*	42,180
1,774	BPZ Resources, Inc.*	6,990
858	Bristow Group, Inc.*	37,675
2,249	Cal Dive International, Inc.*	12,032
872	Cheniere Energy, Inc.*	4,857
14	Clayton Williams Energy, Inc.*	1,052
600	Cloud Peak Energy, Inc.*	12,582
1,856	Complete Production Services, Inc.*	52,803
97	Contango Oil & Gas Co.*	5,409
961	Crosstex Energy, Inc.	8,889
724	CVR Energy, Inc.*	8,710
187	Dawson Geophysical Co.*	5,240
324	Delek U.S. Holdings, Inc.	2,307
4,416	Delta Petroleum Corp.*	3,361
1,162	DHT Holdings, Inc.	5,101
691	Energy Partners Ltd.*	8,368
1,041	Gastar Exploration Ltd.*	4,903
1,879	General Maritime Corp.	7,178
310	GeoResources, Inc.*	6,175
179	Global Geophysical Services, Inc.*	1,656
2,420	Global Industries Ltd.*	15,077
735	GMX Resources, Inc.*	3,256
814	Golar LNG Ltd.	11,323
584	Goodrich Petroleum Corp.*	7,680
383	Green Plains Renewable Energy, Inc.*	4,205
342	Gulf Island Fabrication, Inc.	9,152

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
556	GulfMark Offshore, Inc., Class A*	$16,302
9	Hallador Energy Co.	104
794	Harvest Natural Resources, Inc.*	10,171
2,497	Helix Energy Solutions Group, Inc.*	35,033
2,740	Hercules Offshore, Inc.*	7,001
555	Hornbeck Offshore Services, Inc.*	12,238
3,133	International Coal Group, Inc.*	23,842
128	James River Coal Co.*	2,547
2,821	Key Energy Services, Inc.*	29,056
583	Knightsbridge Tankers Ltd.	13,257
190	Kodiak Oil & Gas Corp.*	950
530	Matrix Service Co.*	5,263
431	Miller Petroleum, Inc.*	2,241
289	Natural Gas Services Group, Inc.*	4,754
1,978	Newpark Resources, Inc.*	11,314
1,120	Nordic American Tanker Shipping	28,974
582	Oasis Petroleum, Inc.*	14,771
611	Overseas Shipholding Group, Inc.	21,367
7	OYO Geospace Corp.*	531
2,770	Parker Drilling Co.*	11,080
1,866	Patriot Coal Corp.*	30,192
1,085	Penn Virginia Corp.	17,208
460	Petroleum Development Corp.*	16,385
1,015	Petroquest Energy, Inc.*	7,034
316	PHI, Inc. (Non-Voting)*	5,340
1,292	Pioneer Drilling Co.*	8,850
110	RAM Energy Resources, Inc.*	191
827	Resolute Energy Corp.*	10,644
173	REX American Resources Corp.*	2,792
643	Rex Energy Corp.*	7,620
487	Rosetta Resources, Inc.*	17,444
59	Scorpio Tankers, Inc.*	587
256	Seahawk Drilling, Inc.*	2,081
1,067	Ship Finance International Ltd.	23,165
957	Stone Energy Corp.*	19,772
903	Swift Energy Co.*	32,950
312	T-3 Energy Services, Inc.*	11,092
767	Teekay Tankers Ltd., Class A	9,089
721	Tesco Corp.*	9,524
1,610	Tetra Technologies, Inc.*	17,710
354	Union Drilling, Inc.*	2,234
2,723	USEC, Inc.*	16,202
1,065	Vaalco Energy, Inc.*	7,870
3,631	Vantage Drilling Co.*	6,391
362	Venoco, Inc.*	6,302
784	W&T Offshore, Inc.	13,132
1,422	Warren Resources, Inc.*	6,299
1,225	Western Refining, Inc.*	11,944
1,143	Willbros Group, Inc.*	8,264
740	World Fuel Services Corp.	22,274
		976,267
	Financials - 23.0%

365	1st Source Corp.	6,815
523	1st United Bancorp, Inc./FL*	3,044
498	Abington Bancorp, Inc.	5,976
764	Acadia Realty Trust (REIT)	13,951
1,155	Advance America Cash Advance Centers, Inc.	5,498
208	Agree Realty Corp. (REIT)	5,814
17	Alexander’s, Inc. (REIT)	6,553
111	Alliance Financial Corp./NY	3,278
2,300	Alterra Capital Holdings Ltd.	46,782
1,559	American Campus Communities, Inc. (REIT)	49,015
1,205	American Capital Agency Corp. (REIT)	35,331
8,110	American Capital Ltd.*	58,311
1,397	American Equity Investment Life Holding Co.	15,339
146	American National Bankshares, Inc.	3,260
148	American Physicians Service Group, Inc.	4,806
247	American Safety Insurance Holdings Ltd.*	4,873
564	Ameris Bancorp*	5,437
450	AMERISAFE, Inc.*	8,320
195	Ames National Corp.	3,810
533	AmTrust Financial Services, Inc.	8,533
2,837	Anworth Mortgage Asset Corp. (REIT)	19,689
419	Apollo Commercial Real Estate Finance, Inc. (REIT)	6,880
4,629	Apollo Investment Corp.	48,882
741	Argo Group International Holdings Ltd.	27,328
161	Arlington Asset Investment Corp., Class A	3,965
219	Arrow Financial Corp.	6,119
64	Artio Global Investors, Inc.	836
969	Ashford Hospitality Trust, Inc. (REIT)*	9,109
359	Asset Acceptance Capital Corp.*	2,111
444	Associated Estates Realty Corp. (REIT)	6,638
252	Asta Funding, Inc.	1,802
2,062	Astoria Financial Corp.	24,826
212	Avatar Holdings, Inc.*	4,157
196	Baldwin & Lyons, Inc., Class B	4,533
167	Bancfirst Corp.	6,777
658	Banco Latinoamericano de Comercio Exterior S.A., Class E	10,686
88	Bancorp Rhode Island, Inc.	2,624
538	Bancorp, Inc. (The)/DE*	4,627
1,086	Bank Mutual Corp.	4,974
125	Bank of Marin Bancorp	4,175
270	Bank of the Ozarks, Inc.	10,230
456	BankFinancial Corp.	4,254
829	Beneficial Mutual Bancorp, Inc.*	6,441
335	Berkshire Hills Bancorp, Inc.	6,723
3,124	BioMed Realty Trust, Inc. (REIT)	55,076
1,708	BlackRock Kelso Capital Corp.	19,147
168	BofI Holding, Inc.*	2,265
1,787	Boston Private Financial Holdings, Inc.	9,596
100	Bridge Bancorp, Inc.	2,437
1,410	Brookline Bancorp, Inc.	13,860
231	Bryn Mawr Bank Corp.	3,878
460	Calamos Asset Management, Inc., Class A	5,488
45	California First National Bancorp	625
183	Camden National Corp.	6,570
284	Capital City Bank Group, Inc.	3,593
68	Capital Southwest Corp.	6,818
1,365	CapLease, Inc. (REIT)	8,326
1,674	Capstead Mortgage Corp. (REIT)	19,670
686	Cardinal Financial Corp.	7,107
475	Cash America International, Inc.	17,195
1,875	Cathay General Bancorp	25,331
3,297	CBL & Associates Properties, Inc. (REIT)	54,400
1,303	Cedar Shopping Centers, Inc. (REIT)	7,896
848	Center Financial Corp.*	5,308
613	CenterState Banks, Inc.	4,334

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
81	Century Bancorp, Inc./MA, Class A	$1,953
205	Chatham Lodging Trust (REIT)	3,368
583	Chemical Financial Corp.	12,196
357	Chesapeake Lodging Trust (REIT)	6,790
289	Citizens & Northern Corp.	4,309
9,417	Citizens Republic Bancorp, Inc.*	5,462
870	Citizens, Inc./TX*	6,090
377	City Holding Co.	12,090
238	Clifton Savings Bancorp, Inc.	2,251
422	CNA Surety Corp.*	9,917
291	CNB Financial Corp./PA	4,170
4,868	CNO Financial Group, Inc.*	28,478
771	CoBiz Financial, Inc.	3,786
1,027	Cogdell Spencer, Inc. (REIT)	5,874
81	Cohen & Steers, Inc.	2,041
1,854	Colonial Properties Trust (REIT)	33,372
349	Colony Financial, Inc. (REIT)	6,732
938	Columbia Banking System, Inc.	16,359
791	Community Bank System, Inc.	19,047
327	Community Trust Bancorp, Inc.	8,996
709	Compass Diversified Holdings	11,769
242	CompuCredit Holdings Corp.	1,452
129	Consolidated-Tomoka Land Co.	3,612
2,156	Cousins Properties, Inc. (REIT)	15,998
865	Cowen Group, Inc., Class A*	3,529
323	CreXus Investment Corp. (REIT)	4,083
2,145	CVB Financial Corp.	16,881
857	Cypress Sharpridge Investments, Inc. (REIT)	11,698
450	Danvers Bancorp, Inc.	6,863
5,042	DCT Industrial Trust, Inc. (REIT)	24,907
1,135	Delphi Financial Group, Inc., Class A	29,147
4	Diamond Hill Investment Group, Inc.	277
3,684	DiamondRock Hospitality Co. (REIT)*	38,793
638	Dime Community Bancshares, Inc.	8,709
267	Donegal Group, Inc., Class A	3,970
450	Doral Financial Corp.*	634
615	DuPont Fabros Technology, Inc. (REIT)	13,893
488	Dynex Capital, Inc. (REIT)	5,124
392	Eagle Bancorp, Inc.*	4,967
356	EastGroup Properties, Inc. (REIT)	14,194
1,359	Education Realty Trust, Inc. (REIT)	9,975
114	EMC Insurance Group, Inc.	2,540
1,020	Employers Holdings, Inc.	16,473
192	Encore Bancshares, Inc.*	1,818
103	Encore Capital Group, Inc.*	1,915
166	Enstar Group Ltd.*	13,778
355	Enterprise Financial Services Corp.	3,539
1,110	Entertainment Properties Trust (REIT)	51,393
25	Epoch Holding Corp.	401
212	Equity Lifestyle Properties, Inc. (REIT)	11,423
753	Equity One, Inc. (REIT)	13,034
212	ESB Financial Corp.	2,989
339	ESSA Bancorp, Inc.	4,458
20	Evercore Partners, Inc., Class A	604
358	Excel Trust, Inc. (REIT)	4,138
2,082	Extra Space Storage, Inc. (REIT)	33,354
80	EZCORP, Inc., Class A*	2,013
320	FBL Financial Group, Inc., Class A	8,550
1,255	FBR Capital Markets Corp.*	4,543
230	Federal Agricultural Mortgage Corp., Class C	3,211
1,191	FelCor Lodging Trust, Inc. (REIT)*	7,063
1,309	Fifth Street Finance Corp.	15,093
261	Financial Institutions, Inc.	4,763
2,332	First American Financial Corp.	33,044
209	First Bancorp, Inc./ME	2,924
7,630	First BanCorp./Puerto Rico*	1,831
357	First Bancorp/NC	5,173
1,249	First Busey Corp.	5,433
2,502	First Commonwealth Financial Corp.	15,512
377	First Community Bancshares, Inc./VA	5,229
1,381	First Financial Bancorp	22,814
279	First Financial Bankshares, Inc.	13,495
265	First Financial Corp./IN	7,987
395	First Financial Holdings, Inc.	4,341
1,511	First Industrial Realty Trust, Inc. (REIT)*	11,499
296	First Interstate BancSystem, Inc.	4,032
1,322	First Marblehead Corp. (The)*	2,697
609	First Merchants Corp.	5,049
342	First Mercury Financial Corp.	5,602
1,768	First Midwest Bancorp, Inc./IL	16,566
166	First of Long Island Corp. (The)	4,276
885	First Potomac Realty Trust (REIT)	13,930
197	First South Bancorp, Inc./NC	1,464
2,573	FirstMerit Corp.	44,835
1,120	Flagstar Bancorp, Inc.*	1,389
1,244	Flagstone Reinsurance Holdings S.A.	14,244
744	Flushing Financial Corp.	9,970
2,732	FNB Corp./PA	23,960
870	Forestar Group, Inc.*	15,677
129	Fox Chase Bancorp, Inc.*	1,356
233	FPIC Insurance Group, Inc.*	8,616
1,651	Franklin Street Properties Corp. (REIT)	21,182
65	GAMCO Investors, Inc., Class A	2,863
265	German American Bancorp, Inc.	4,606
32	Gerova Financial Group Ltd.*	835
275	Getty Realty Corp. (REIT)	8,198
661	GFI Group, Inc.	3,067
1,717	Glacier Bancorp, Inc.	22,888
502	Gladstone Capital Corp.	5,617
204	Gladstone Commercial Corp. (REIT)	3,774
527	Gladstone Investment Corp.	4,095
942	Gleacher & Co., Inc.*	2,364
2,031	Glimcher Realty Trust (REIT)	16,614
329	Global Indemnity plc*	6,310
177	Golub Capital BDC, Inc.	2,873
658	Government Properties Income Trust (REIT)	16,878
242	Great Southern Bancorp, Inc.	5,411
282	Green Bankshares, Inc.*	750
676	Greenlight Capital Re Ltd., Class A*	18,914
277	Hallmark Financial Services*	2,432
696	Hancock Holding Co.	21,924
2,444	Hanmi Financial Corp.*	2,244
277	Harleysville Group, Inc.	9,858
737	Harris & Harris Group, Inc.*	3,228
1,100	Hatteras Financial Corp. (REIT)	34,078
1,487	Healthcare Realty Trust, Inc. (REIT)	30,692
312	Heartland Financial USA, Inc.	5,014
866	Hercules Technology Growth Capital, Inc.	8,643
235	Heritage Financial Corp./WA*	3,224
36	Heritage Financial Group, Inc.	369
3,215	Hersha Hospitality Trust (REIT)	19,708
155	HFF, Inc., Class A*	1,435
1,709	Highwoods Properties, Inc. (REIT)	52,142

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
947	Hilltop Holdings, Inc.*	$9,318
182	Home Bancorp, Inc.*	2,479
524	Home Bancshares, Inc./AR	10,847
398	Home Federal Bancorp, Inc./ID	4,589
602	Home Properties, Inc. (REIT)	32,261
937	Horace Mann Educators Corp.	15,301
318	Hudson Pacific Properties, Inc. (REIT)	4,853
312	Hudson Valley Holding Corp.	6,186
639	Iberiabank Corp.	32,212
506	Independent Bank Corp./MA	12,291
316	Infinity Property & Casualty Corp.	18,243
1,776	Inland Real Estate Corp. (REIT)	15,096
304	International Assets Holding Corp.*	6,940
1,267	International Bancshares Corp.	21,792
951	Invesco Mortgage Capital, Inc. (REIT)	21,474
1,041	Investment Technology Group, Inc.*	15,303
990	Investors Bancorp, Inc.*	12,128
1,792	Investors Real Estate Trust (REIT)	15,859
2,230	iStar Financial, Inc. (REIT)*	12,131
327	JMP Group, Inc.	2,286
66	Kaiser Federal Financial Group, Inc.	639
100	Kansas City Life Insurance Co.	3,133
246	Kayne Anderson Energy Development Co.	4,480
273	KBW, Inc.	6,339
361	Kearny Financial Corp.	3,101
31	Kennedy-Wilson Holdings, Inc.*	303
1,297	Kilroy Realty Corp. (REIT)	44,254
1,295	Kite Realty Group Trust (REIT)	6,501
2,257	Knight Capital Group, Inc., Class A*	29,657
887	LaBranche & Co., Inc.*	2,679
491	Lakeland Bancorp, Inc.	5,131
385	Lakeland Financial Corp.	8,050
1,667	LaSalle Hotel Properties (REIT)	39,675
2,309	Lexington Realty Trust (REIT)	18,126
19	Life Partners Holdings, Inc.	406
507	LTC Properties, Inc. (REIT)	13,684
1,185	Maiden Holdings Ltd.	8,923
357	Main Street Capital Corp.	6,080
481	MainSource Financial Group, Inc.	4,406
205	Marlin Business Services Corp.*	2,173
1,264	MB Financial, Inc.	17,987
1,828	MCG Capital Corp.	12,778
1,294	Meadowbrook Insurance Group, Inc.	12,241
355	Medallion Financial Corp.	3,010
2,656	Medical Properties Trust, Inc. (REIT)	27,835
114	Merchants Bancshares, Inc.	3,104
217	Meridian Interstate Bancorp, Inc.*	2,376
323	Metro Bancorp, Inc.*	3,246
2,506	MF Global Holdings Ltd.*	19,672
6,690	MFA Financial, Inc. (REIT)	54,523
4,786	MGIC Investment Corp.*	40,777
301	Mid-America Apartment Communities, Inc. (REIT)	18,472
179	MidSouth Bancorp, Inc.	2,409
165	MidWestOne Financial Group, Inc.	2,384
425	Mission West Properties, Inc. (REIT)	2,775
635	Monmouth Real Estate Investment Corp., Class A (REIT)	5,163
1,697	Montpelier Re Holdings Ltd.	33,397
1,146	MPG Office Trust, Inc. (REIT)*	2,624
544	MVC Capital, Inc.	7,415
906	Nara Bancorp, Inc.*	7,393
84	NASB Financial, Inc.	1,080
166	National Bankshares, Inc.	4,386
1,019	National Financial Partners Corp.*	11,983
333	National Health Investors, Inc. (REIT)	14,652
157	National Interstate Corp.	3,242
3,009	National Penn Bancshares, Inc.	20,190
1,989	National Retail Properties, Inc. (REIT)	51,734
53	National Western Life Insurance Co., Class A	8,837
290	Navigators Group, Inc. (The)*	14,352
823	NBT Bancorp, Inc.	18,271
575	Nelnet, Inc., Class A	12,276
2,530	NewAlliance Bancshares, Inc.	33,750
1,481	Newcastle Investment Corp. (REIT)*	8,427
619	NewStar Financial, Inc.*	5,224
516	NGP Capital Resources Co.	4,665
429	Northfield Bancorp, Inc.	5,453
1,801	NorthStar Realty Finance Corp. (REIT)	7,618
2,643	Northwest Bancshares, Inc.	27,117
346	OceanFirst Financial Corp.	4,176
1,772	Ocwen Financial Corp.*	15,594
2,081	Old National Bancorp/IN	21,455
1,790	Omega Healthcare Investors, Inc. (REIT)	37,787
284	OmniAmerican Bancorp, Inc.*	3,505
201	One Liberty Properties, Inc. (REIT)	3,077
240	Oppenheimer Holdings Inc., Class A	5,662
1,106	Oriental Financial Group, Inc.	12,830
919	Oritani Financial Corp.	10,320
160	Orrstown Financial Services, Inc.	4,192
439	Pacific Continental Corp.	3,793
733	PacWest Bancorp	12,461
298	Park National Corp.	20,133
515	Parkway Properties, Inc./MD (REIT)	8,183
210	Peapack Gladstone Financial Corp.	2,520
884	Pebblebrook Hotel Trust (REIT)*	16,566
849	PennantPark Investment Corp.	9,933
92	Penns Woods Bancorp, Inc.	3,431
1,321	Pennsylvania Real Estate Investment Trust (REIT)	17,741
400	PennyMac Mortgage Investment Trust (REIT)	7,120
488	Penson Worldwide, Inc.*	2,377
251	Peoples Bancorp, Inc./OH	3,260
1,323	PHH Corp.*	28,087
2,770	Phoenix Cos, Inc. (The)*	6,343
540	Pico Holdings, Inc.*	15,417
797	Pinnacle Financial Partners, Inc.*	7,835
370	Piper Jaffray Cos.*	11,089
981	Platinum Underwriters Holdings Ltd.	42,409
3,413	PMI Group, Inc. (The)*	10,649
86	Porter Bancorp, Inc.	920
1,161	Post Properties, Inc. (REIT)	39,555
457	Potlatch Corp. (REIT)	14,478
494	Presidential Life Corp.	4,579
575	Primerica, Inc.	12,989
387	Primus Guaranty Ltd.*	1,865
1,242	PrivateBancorp, Inc.	15,103
776	ProAssurance Corp.*	45,962
1,836	Prospect Capital Corp.	17,956
1,113	Prosperity Bancshares, Inc.	36,217
1,431	Provident Financial Services, Inc.	19,719
928	Provident New York Bancorp	8,695
356	PS Business Parks, Inc. (REIT)	18,448
3,175	Radian Group, Inc.	22,511
2,318	RAIT Financial Trust (REIT)*	3,732

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
906	Ramco-Gershenson Properties Trust (REIT)	$10,419
1,860	Redwood Trust, Inc. (REIT)	25,724
598	Renasant Corp.	10,357
234	Republic Bancorp, Inc./KY, Class A	4,799
1,049	Resource Capital Corp. (REIT)	6,997
998	Retail Opportunity Investments Corp. (REIT)	9,810
438	RLI Corp.	25,395
194	Rockville Financial, Inc.	2,134
39	Rodman & Renshaw Capital Group, Inc.*	93
193	Roma Financial Corp.	1,861
591	S&T Bancorp, Inc.	11,595
241	S. Y. Bancorp, Inc.	5,765
595	Sabra Healthcare REIT, Inc. (REIT)	10,145
441	Safeguard Scientifics, Inc.*	6,492
301	Safety Insurance Group, Inc.	14,090
496	Sanders Morris Harris Group, Inc.	3,373
573	Sandy Spring Bancorp, Inc.	9,724
50	Saul Centers, Inc. (REIT)	2,128
305	SCBT Financial Corp.	9,428
526	SeaBright Holdings, Inc.	4,624
1,272	Selective Insurance Group, Inc.	20,988
273	Sierra Bancorp	2,826
410	Simmons First National Corp., Class A	11,910
137	Solar Capital Ltd.	3,217
379	Southside Bancshares, Inc.	7,935
463	Southwest Bancorp, Inc./OK	4,871
659	Sovran Self Storage, Inc. (REIT)	23,744
1,136	Starwood Property Trust, Inc. (REIT)	22,675
344	State Auto Financial Corp.	5,415
397	State Bancorp, Inc./NY	3,621
545	StellarOne Corp.	7,140
641	Sterling Bancorp/NY	6,019
2,189	Sterling Bancshares, Inc./TX	12,992
412	Stewart Information Services Corp.	4,384
77	Stifel Financial Corp.*	3,991
2,524	Strategic Hotels & Resorts, Inc. (REIT)*	11,787
96	Student Loan Corp. (The)	2,878
164	Suffolk Bancorp	4,212
453	Sun Communities, Inc. (REIT)	15,012
2,352	Sunstone Hotel Investors, Inc. (REIT)*	22,391
3,096	Susquehanna Bancshares, Inc.	24,923
997	SVB Financial Group*	44,795
683	SWS Group, Inc.	3,552
412	Tanger Factory Outlet Centers (REIT)	19,768
229	Taylor Capital Group, Inc.*	2,846
207	Tejon Ranch Co.*	5,007
209	Terreno Realty Corp. (REIT)*	3,710
292	Territorial Bancorp, Inc.	5,379
872	Texas Capital Bancshares, Inc.*	16,463
215	THL Credit, Inc.	2,817
841	Thomas Properties Group, Inc.*	3,608
642	TICC Capital Corp.	6,767
189	Tompkins Financial Corp.	7,250
134	Tower Bancorp, Inc.	3,090
529	Tower Group, Inc.	13,606
561	TowneBank/VA	8,662
726	TradeStation Group, Inc.*	4,617
354	Triangle Capital Corp.	6,616
333	Trico Bancshares	4,805
1,740	TrustCo Bank Corp NY	9,761
1,525	Trustmark Corp.	32,543
622	Two Harbors Investment Corp. (REIT)	6,120
758	UMB Financial Corp.	28,273
236	UMH Properties, Inc. (REIT)	2,270
2,734	Umpqua Holdings Corp.	28,953
426	Union First Market Bankshares Corp.	5,836
927	United Bankshares, Inc.	24,297
2,250	United Community Banks, Inc./GA*	3,443
399	United Financial Bancorp, Inc.	5,917
545	United Fire & Casualty Co.	11,303
132	Universal Health Realty Income Trust (REIT)	4,629
411	Universal Insurance Holdings, Inc.	2,002
396	Univest Corp. of Pennsylvania	7,370
465	Urstadt Biddle Properties, Inc., Class A (REIT)	8,556
2,231	U-Store-It Trust (REIT)	18,450
216	ViewPoint Financial Group	2,266
513	Virginia Commerce Bancorp, Inc.*	2,909
10	Virtus Investment Partners, Inc.*	448
614	Walter Investment Management Corp. (REIT)	10,591
365	Washington Banking Co.	4,668
1,088	Washington Real Estate Investment Trust (REIT)	33,380
337	Washington Trust Bancorp, Inc.	7,074
171	Waterstone Financial, Inc.*	624
1,559	Webster Financial Corp.	25,723
551	WesBanco, Inc.	9,604
372	West Bancorp., Inc.	2,704
2,238	West Coast Bancorp/OR*	5,908
390	Westamerica Bancorp.	19,063
1,564	Western Alliance Bancorp.*	9,650
706	Westfield Financial, Inc.	5,803
11	Westwood Holdings Group, Inc.	395
2,303	Whitney Holding Corp./LA	21,625
465	Wilshire Bancorp, Inc.	3,292
544	Winthrop Realty Trust (REIT)	6,512
742	Wintrust Financial Corp.	21,258
197	World Acceptance Corp.*	8,680
140	WSFS Financial Corp.	6,090
		4,670,149
	Health Care - 3.4%

616	Accelrys, Inc.*	5,187
1,517	Affymetrix, Inc.*	6,311
564	Albany Molecular Research, Inc.*	2,848
1,636	Alkermes, Inc.*	17,145
1,003	Allied Healthcare International, Inc.*	2,909
270	Alphatec Holdings, Inc.*	608
353	American Dental Partners, Inc.*	4,360
1,074	AMERIGROUP Corp.*	46,214
520	AMN Healthcare Services, Inc.*	2,912
738	Amsurg Corp.*	13,564
87	Analogic Corp.	4,043
590	AngioDynamics, Inc.*	8,242
235	Assisted Living Concepts, Inc., Class A*	7,102
249	BioScrip, Inc.*	1,001
539	BMP Sunstone Corp.*	5,325
700	Cambrex Corp.*	2,989
307	Cantel Medical Corp.	6,198
645	Capital Senior Living Corp.*	4,089
188	Caraco Pharmaceutical Laboratories Ltd.*	895
432	CardioNet, Inc.*	1,745

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,801	Celera Corp.*	$10,212
1,172	Centene Corp.*	27,249
189	Chindex International, Inc.*	2,878
697	CONMED Corp.*	14,992
171	Continucare Corp.*	807
188	Cornerstone Therapeutics, Inc.*	1,122
740	Cross Country Healthcare, Inc.*	5,683
618	CryoLife, Inc.*	3,486
302	Cutera, Inc.*	2,117
232	Cynosure, Inc., Class A*	2,199
805	Cypress Bioscience, Inc.*	3,204
88	Cytokinetics, Inc.*	195
197	DynaVox, Inc., Class A*	776
37	Emergent Biosolutions, Inc.*	678
17	Ensign Group, Inc. (The)	366
84	Enzo Biochem, Inc.*	370
449	Enzon Pharmaceuticals, Inc.*	4,993
63	Exactech, Inc.*	1,123
1,203	Exelixis, Inc.*	6,965
754	Five Star Quality Care, Inc.*	4,841
25	Furiex Pharmaceuticals, Inc.*	308
479	Gentiva Health Services, Inc.*	11,007
555	Greatbatch, Inc.*	12,160
306	Hanger Orthopedic Group, Inc.*	5,869
127	HealthSouth Corp.*	2,286
1,384	Healthspring, Inc.*	37,133
814	Healthways, Inc.*	7,855
22	Hi-Tech Pharmacal Co., Inc.*	523
213	ICU Medical, Inc.*	7,806
158	Impax Laboratories, Inc.*	2,828
101	Infinity Pharmaceuticals, Inc.*	635
768	Inovio Pharmaceuticals, Inc.*	906
653	Invacare Corp.	17,624
20	Jazz Pharmaceuticals, Inc.*	333
335	Kendle International, Inc.*	3,018
943	Kindred Healthcare, Inc.*	15,220
174	Lannett Co., Inc.*	962
3,125	Lexicon Pharmaceuticals, Inc.*	4,250
796	Magellan Health Services, Inc.*	38,765
795	Martek Biosciences Corp.*	17,490
672	Maxygen, Inc.*	4,348
490	MedCath Corp.*	6,184
342	Medical Action Industries, Inc.*	2,722
571	Medicines Co. (The)*	7,526
1,439	Medicis Pharmaceutical Corp., Class A	37,918
63	Merit Medical Systems, Inc.*	960
155	Molina Healthcare, Inc.*	3,935
214	National Healthcare Corp.	9,271
16	NuPathe, Inc.*	96
44	NxStage Medical, Inc.*	952
53	Nymox Pharmaceutical Corp.*	217
318	Owens & Minor, Inc.	8,984
187	Palomar Medical Technologies, Inc.*	2,328
837	Par Pharmaceutical Cos., Inc.*	30,073
41	PDI, Inc.*	388
451	PharMerica Corp.*	4,898
192	Progenics Pharmaceuticals, Inc.*	912
121	Prospect Medical Holdings, Inc.*	1,021
486	RehabCare Group, Inc.*	9,832
602	Res-Care, Inc.*	7,964
36	Rochester Medical Corp.*	398
1,232	RTI Biologics, Inc.*	3,339
1,200	Select Medical Holdings Corp.*	7,428
473	Skilled Healthcare Group, Inc., Class A*	3,008
999	Solta Medical, Inc.*	2,028
72	STERIS Corp.	2,478
250	Sucampo Pharmaceuticals, Inc., Class A*	863
595	Sun Healthcare Group, Inc.*	5,831
1,252	SuperGen, Inc.*	3,318
175	SurModics, Inc.*	1,619
859	Symmetry Medical, Inc.*	7,018
646	Syneron Medical Ltd.*	6,234
766	TomoTherapy, Inc.*	2,681
32	Transcept Pharmaceuticals, Inc.*	206
484	Triple-S Management Corp., Class B*	9,298
14	U.S. Physical Therapy, Inc.*	269
764	Universal American Corp.	11,330
1,858	ViroPharma, Inc.*	28,706
95	Vital Images, Inc.*	1,275
1,012	WellCare Health Plans, Inc.*	28,488
343	Wright Medical Group, Inc.*	4,524
88	Young Innovations, Inc.	2,659
		698,448
	Industrials - 9.0%

60	A. O. Smith Corp.	2,365
932	AAR Corp.*	22,890
904	ABM Industries, Inc.	20,819
1,308	ACCO Brands Corp.*	9,182
607	Aceto Corp.	4,546
489	Advanced Battery Technologies, Inc.*	1,848
1,293	Air Transport Services Group, Inc.*	9,542
1,212	Aircastle Ltd.	11,611
3,230	AirTran Holdings, Inc.*	24,031
144	Alamo Group, Inc.	3,688
806	Alaska Air Group, Inc.*	44,330
530	Albany International Corp., Class A	11,183
204	Amerco, Inc.*	19,776
101	Ameresco, Inc., Class A*	1,308
216	American Commercial Lines, Inc.*	7,128
225	American Railcar Industries, Inc.*	3,377
754	American Reprographics Co.*	5,301
200	American Woodmark Corp.	4,162
220	Ameron International Corp.	15,576
184	Ampco-Pittsburgh Corp.	4,847
670	Apogee Enterprises, Inc.	7,538
168	Applied Signal Technology, Inc.	5,520
152	Argan, Inc.*	1,295
604	Arkansas Best Corp.	14,880
474	Astec Industries, Inc.*	14,196
15	Astronics Corp.*	309
617	Atlas Air Worldwide Holdings, Inc.*	33,664
18	AZZ, Inc.	671
66	Baldor Electric Co.	4,178
390	Baltic Trading Ltd.	4,575
149	Barnes Group, Inc.	2,844
58	Barrett Business Services, Inc.	860
1,166	Brady Corp., Class A	36,064
452	Briggs & Stratton Corp.	7,869
180	Brink’s Co. (The)	4,417
1,649	Broadwind Energy, Inc.*	3,150
911	Builders FirstSource, Inc.*	1,439
150	CAI International, Inc.*	3,068
217	Cascade Corp.	7,925
478	CBIZ, Inc.*	2,878
258	CDI Corp.	4,425
188	Celadon Group, Inc.*	2,532
607	Ceradyne, Inc.*	16,037
685	Chart Industries, Inc.*	21,667

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
384	CIRCOR International, Inc.	$15,168
77	CLARCOR, Inc.	3,135
11	Coleman Cable, Inc.*	63
457	Columbus McKinnon Corp.*	7,499
908	Comfort Systems USA, Inc.	10,124
585	Commercial Vehicle Group, Inc.*	8,289
6	Compx International, Inc.	71
244	Courier Corp.	3,467
218	CRA International, Inc.*	4,818
215	Cubic Corp.	9,810
1,095	Curtiss-Wright Corp.	34,022
76	Deluxe Corp.	1,610
410	Dolan Co. (The)*	5,617
257	Douglas Dynamics, Inc.	3,791
250	Ducommun, Inc.	5,595
923	Dycom Industries, Inc.*	12,202
126	Dynamex, Inc.*	3,043
182	Dynamic Materials Corp.	2,928
1,483	Eagle Bulk Shipping, Inc.*	7,415
1,583	EMCOR Group, Inc.*	42,424
442	Encore Wire Corp.	10,069
109	Energy Recovery, Inc.*	363
2,113	EnergySolutions, Inc.	10,565
823	EnerSys*	24,846
490	Ennis, Inc.	8,364
285	EnPro Industries, Inc.*	10,445
631	ESCO Technologies, Inc.	22,135
712	Esterline Technologies Corp.*	41,923
950	Excel Maritime Carriers Ltd.*	5,273
19	Exponent, Inc.*	663
1,486	Federal Signal Corp.	9,525
159	Flow International Corp.*	526
1,678	Force Protection, Inc.*	8,608
45	Franklin Electric Co., Inc.	1,751
285	FreightCar America, Inc.	7,079
427	Fuel Tech, Inc.*	3,121
96	Furmanite Corp.*	636
443	G&K Services, Inc., Class A	12,289
677	Genco Shipping & Trading Ltd.*	9,938
1,307	GenCorp, Inc.*	6,417
295	Generac Holdings, Inc.*	4,384
653	Geo Group, Inc. (The)*	15,737
723	Gibraltar Industries, Inc.*	7,353
71	Global Defense Technology & Systems, Inc.*	968
251	GP Strategies Corp.*	2,314
833	Granite Construction, Inc.	21,133
908	Great Lakes Dredge & Dock Corp.	6,973
452	Greenbrier Cos., Inc.*	8,480
1,069	Griffon Corp.*	12,956
661	H&E Equipment Services, Inc.*	6,577
942	Hawaiian Holdings, Inc.*	7,442
382	Heidrick & Struggles International, Inc.	7,934
324	Herley Industries, Inc.*	5,268
412	Hexcel Corp.*	7,066
78	Higher One Holdings, Inc.*	1,580
471	Hill International, Inc.*	2,440
371	Hoku Corp.*	942
727	Horizon Lines, Inc., Class A	2,654
361	Huron Consulting Group, Inc.*	8,198
268	ICF International, Inc.*	6,416
131	Insituform Technologies, Inc., Class A*	2,900
397	Insteel Industries, Inc.	4,117
717	Interline Brands, Inc.*	14,770
134	International Shipholding Corp.	3,543
5,826	JetBlue Airways Corp.*	39,559
218	Kadant, Inc.*	4,183
288	Kaman Corp.	8,113
564	Kelly Services, Inc., Class A*	10,082
748	Kimball International, Inc., Class B	4,383
1,036	Korn/Ferry International*	17,944
438	Kratos Defense & Security Solutions, Inc.*	4,630
243	L.B. Foster Co., Class A*	8,430
49	LaBarge, Inc.*	694
375	Ladish Co., Inc.*	17,603
97	Lawson Products, Inc.	1,951
467	Layne Christensen Co.*	15,397
535	LECG Corp.*	504
211	LMI Aerospace, Inc.*	3,433
452	LSI Industries, Inc.	3,991
407	Lydall, Inc.*	2,943
240	M&F Worldwide Corp.*	5,652
311	Marten Transport Ltd.	6,687
1,266	MasTec, Inc.*	18,142
337	McGrath RentCorp	9,409
896	Metalico, Inc.*	3,916
326	Met-Pro Corp.	3,596
166	Michael Baker Corp.*	5,327
241	Miller Industries, Inc.	3,379
168	Mine Safety Appliances Co.	4,842
869	Mobile Mini, Inc.*	15,703
1,083	Moog, Inc., Class A*	39,919
778	Mueller Industries, Inc.	23,721
243	Mueller Water Products, Inc., Class A	855
254	Multi-Color Corp.	4,966
406	MYR Group, Inc.*	6,403
11	NACCO Industries, Inc., Class A	1,019
929	Navigant Consulting, Inc.*	7,729
221	Northwest Pipe Co.*	4,904
97	Old Dominion Freight Line, Inc.*	2,801
777	On Assignment, Inc.*	5,338
812	Orbital Sciences Corp.*	13,236
110	P.A.M. Transportation Services, Inc.*	1,191
33	Patriot Transportation Holding, Inc.*	2,456
316	PGT, Inc.*	695
392	Pike Electric Corp.*	2,795
443	Pinnacle Airlines Corp.*	3,602
211	Powell Industries, Inc.*	7,423
47	Preformed Line Products Co.	2,186
462	Primoris Services Corp.	4,084
158	Quality Distribution, Inc.*	1,097
716	Quanex Building Products Corp.	11,843
552	RailAmerica, Inc.*	6,845
818	Republic Airways Holdings, Inc.*	6,348
100	Roadrunner Transportation Systems, Inc.*	1,268
642	Robbins & Myers, Inc.	19,908
1,175	RSC Holdings, Inc.*	9,153
761	Rush Enterprises, Inc., Class A*	13,371
379	Saia, Inc.*	5,712
37	Schawk, Inc.	664
290	School Specialty, Inc.*	3,663
8	Seaboard Corp.	14,896
1,074	SFN Group, Inc.*	9,204
58	Simpson Manufacturing Co., Inc.	1,500
1,336	Skywest, Inc.	21,630
243	Standex International Corp.	7,266
1,617	Steelcase, Inc., Class A	15,491
384	Sterling Construction Co., Inc.*	5,180

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
873	SYKES Enterprises, Inc.*	$16,063
309	TAL International Group, Inc.	8,754
420	Team, Inc.*	8,551
441	Tecumseh Products Co., Class A*	5,879
628	Teledyne Technologies, Inc.*	25,258
192	Thermadyne Holdings Corp.*	2,872
711	Titan International, Inc.	11,362
213	Titan Machinery, Inc.*	4,466
542	Tredegar Corp.	10,097
398	Triumph Group, Inc.	33,484
386	TrueBlue, Inc.*	6,361
637	Tutor Perini Corp.	12,135
173	Twin Disc, Inc.	4,221
528	Ultrapetrol (Bahamas) Ltd.*	3,648
337	Unifirst Corp.	17,278
42	United Capital Corp.*	1,239
1,443	United Rentals, Inc.*	28,312
214	United Stationers, Inc.*	13,583
462	Universal Forest Products, Inc.	15,098
140	Universal Truckload Services, Inc.*	2,100
3,851	US Airways Group, Inc.*	42,977
30	US Ecology, Inc.	471
188	USA Truck, Inc.*	2,491
426	Viad Corp.	10,117
25	Volt Information Sciences, Inc.*	167
48	VSE Corp.	1,458
1,631	Wabash National Corp.*	17,207
633	Watts Water Technologies, Inc., Class A	20,604
879	Werner Enterprises, Inc.	18,969
33	Xerium Technologies, Inc.*	430
		1,823,790
	Information Technology - 6.0%

336	ADC Telecommunications, Inc.*	4,274
816	Advanced Analogic Technologies, Inc.*	2,987
322	Advanced Energy Industries, Inc.*	3,761
401	Agilysys, Inc.*	2,057
110	Alpha & Omega Semiconductor Ltd.*	1,294
413	ANADIGICS, Inc.*	2,651
312	Anaren, Inc.*	5,682
335	Anixter International, Inc.	18,716
2,447	Arris Group, Inc.*	24,494
708	ATMI, Inc.*	12,709
1,425	Aviat Networks, Inc.*	5,899
694	Avid Technology, Inc.*	10,813
2,271	Axcelis Technologies, Inc.*	5,632
434	AXT, Inc.*	3,580
236	Bel Fuse, Inc., Class B	5,298
1,373	Benchmark Electronics, Inc.*	22,064
639	BigBand Networks, Inc.*	1,904
419	Black Box Corp.	15,013
42	BroadSoft, Inc.*	955
641	Brooks Automation, Inc.*	4,647
437	Cabot Microelectronics Corp.*	17,248
670	CACI International, Inc., Class A*	33,721
22	Calix, Inc.*	281
707	CDC Corp., Class A*	2,736
33	CEVA, Inc.*	766
570	Checkpoint Systems, Inc.*	10,226
1,488	Ciber, Inc.*	5,000
936	Cogent, Inc.*	9,819
197	Cognex Corp.	5,508
188	Coherent, Inc.*	7,766
455	Cohu, Inc.	6,588
115	Computer Task Group, Inc.*	1,133
432	Comtech Telecommunications Corp.	12,813
164	CPI International, Inc.*	3,173
484	Cray, Inc.*	3,456
433	CSG Systems International, Inc.*	8,149
575	CTS Corp.	5,917
544	Cymer, Inc.*	20,710
651	Daktronics, Inc.	8,775
154	DealerTrack Holdings, Inc.*	2,941
30	Deltek, Inc.*	214
498	Digi International, Inc.*	4,781
828	Digital River, Inc.*	30,487
553	DSP Group, Inc.*	4,230
2,577	Earthlink, Inc.	23,103
394	Electro Rent Corp.	5,839
600	Electro Scientific Industries, Inc.*	8,964
1,081	Electronics for Imaging, Inc.*	14,150
347	EMS Technologies, Inc.*	6,451
1,937	Emulex Corp.*	21,927
909	Energy Conversion Devices, Inc.*	4,081
2,142	Entegris, Inc.*	13,923
43	Envestnet, Inc.*	627
450	Epicor Software Corp.*	4,212
727	EPIQ Systems, Inc.	9,262
86	ePlus, Inc.*	1,995
1,171	Euronet Worldwide, Inc.*	19,158
4,595	Evergreen Solar, Inc.*	3,575
766	Exar Corp.*	5,132
1,558	Extreme Networks*	4,565
70	Fabrinet*	1,207
996	Fair Isaac Corp.	23,257
388	FalconStor Software, Inc.*	1,032
661	FEI Co.*	15,732
1,194	Formfactor, Inc.*	11,080
601	Gerber Scientific, Inc.*	4,351
136	Global Cash Access Holdings, Inc.*	310
483	Globecomm Systems, Inc.*	4,081
133	GSI Technology, Inc.*	984
255	Hackett Group, Inc. (The)*	898
1,835	Harmonic, Inc.*	12,405
81	Hughes Communications, Inc.*	3,208
558	Hutchinson Technology, Inc.*	1,730
626	Ikanos Communications, Inc.*	689
711	Imation Corp.*	6,754
160	Infinera Corp.*	1,306
746	Infospace, Inc.*	5,759
844	Insight Enterprises, Inc.*	10,643
393	Integral Systems, Inc.*	3,584
1,489	Integrated Device Technology, Inc.*	9,574
64	Integrated Silicon Solution, Inc.*	511
473	Intermec, Inc.*	5,350
1,237	Internap Network Services Corp.*	6,469
527	Internet Brands, Inc., Class A*	7,025
808	Internet Capital Group, Inc.*	10,011
327	Intevac, Inc.*	4,349
62	IntraLinks Holdings, Inc.*	1,275
211	IXYS Corp.*	2,361
331	j2 Global Communications, Inc.*	8,864
813	JDA Software Group, Inc.*	21,467
264	Keynote Systems, Inc.	3,231
333	Knot, Inc. (The)*	3,114
992	Kopin Corp.*	3,988
1,834	L-1 Identity Solutions, Inc.*	21,696
195	Limelight Networks, Inc.*	1,384
75	Littelfuse, Inc.	3,470
45	Mantech International Corp., Class A*	1,796

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
461	Marchex, Inc., Class B	$3,328
347	Measurement Specialties, Inc.*	8,876
30	MediaMind Technologies, Inc.*	394
1,447	Mentor Graphics Corp.*	16,272
500	Mercury Computer Systems, Inc.*	8,905
374	Methode Electronics, Inc.	3,819
1,229	Microsemi Corp.*	27,210
1,115	Microtune, Inc.*	3,256
697	MKS Instruments, Inc.*	14,198
996	ModusLink Global Solutions, Inc.*	6,673
211	MoneyGram International, Inc.*	517
30	Motricity, Inc.*	892
31	Multi-Fineline Electronix, Inc.*	722
608	Newport Corp.*	8,834
671	Novatel Wireless, Inc.*	6,583
293	Omnivision Technologies, Inc.*	8,289
425	Online Resources Corp.*	1,840
283	Oplink Communications, Inc.*	4,893
1,035	Opnext, Inc.*	1,418
99	OSI Systems, Inc.*	3,452
187	Park Electrochemical Corp.	5,124
228	PC Connection, Inc.*	2,057
456	PC-Tel, Inc.*	2,864
177	Perficient, Inc.*	1,997
535	Pericom Semiconductor Corp.*	5,345
1,275	Photronics, Inc.*	8,147
3,169	Powerwave Technologies, Inc.*	6,687
75	QLIK Technologies, Inc.*	1,768
455	Quantum Corp.*	1,652
133	Quest Software, Inc.*	3,365
156	Radisys Corp.*	1,409
185	RealD, Inc.*	5,269
1,999	RealNetworks, Inc.*	6,837
80	RealPage, Inc.*	2,192
248	Richardson Electronics Ltd.	2,656
227	Rimage Corp.*	3,473
367	Rofin-Sinar Technologies, Inc.*	10,537
252	Rogers Corp.*	8,313
45	Rudolph Technologies, Inc.*	336
1,236	S1 Corp.*	7,836
641	ScanSource, Inc.*	18,698
350	Seachange International, Inc.*	2,814
631	Sigma Designs, Inc.*	7,572
683	Silicon Graphics International Corp.*	5,252
434	Silicon Image, Inc.*	3,329
508	SMART Modular Technologies (WWH), Inc.*	2,845
88	Smith Micro Software, Inc.*	1,315
231	Sonic Solutions, Inc.*	2,305
875	Sonus Networks, Inc.*	2,345
189	Spectrum Control, Inc.*	2,886
942	SRA International, Inc., Class A*	18,482
370	Standard Microsystems Corp.*	10,082
28	Stream Global Services, Inc.*	108
461	Sycamore Networks, Inc.	13,839
1,048	Symmetricom, Inc.*	6,969
536	SYNNEX Corp.*	15,362
1,527	Take-Two Interactive Software, Inc.*	16,896
114	TechTarget, Inc.*	678
1,416	Tekelec*	17,488
639	TeleCommunication Systems, Inc., Class A*	2,978
38	TeleTech Holdings, Inc.*	720
50	Tessco Technologies, Inc.	760
506	Tessera Technologies, Inc.*	10,074
1,013	THQ, Inc.*	5,166
172	Tier Technologies, Inc.*	843
1,549	Trident Microsystems, Inc.*	2,866
1,466	TTM Technologies, Inc.*	19,432
110	Ultratech, Inc.*	2,021
605	Unisys Corp.*	13,679
1,633	United Online, Inc.	10,394
2,792	UTStarcom, Inc.*	5,975
429	ValueClick, Inc.*	6,667
123	VASCO Data Security International, Inc.*	1,063
504	Viasat, Inc.*	20,845
28	Viasystems Group, Inc.*	486
148	Virtusa Corp.*	2,019
797	X-Rite, Inc.*	3,355
1,103	Zoran Corp.*	7,589
353	Zygo Corp.*	4,045
		1,221,254
	Materials - 3.9%

713	A. Schulman, Inc.	14,438
399	A.M. Castle & Co.*	6,041
54	AEP Industries, Inc.*	1,299
486	American Vanguard Corp.	3,314
213	Arch Chemicals, Inc.	7,395
1,674	Boise, Inc.	12,304
446	Brush Engineered Materials, Inc.*	15,699
937	Buckeye Technologies, Inc.	18,665
1,522	Century Aluminum Co.*	21,072
72	Clearwater Paper Corp.*	5,796
1,966	Coeur d’Alene Mines Corp.*	47,872
1,156	Ferro Corp.*	16,496
805	Georgia Gulf Corp.*	16,366
378	Graham Packaging Co., Inc.*	4,763
2,680	Graphic Packaging Holding Co.*	9,970
1,087	H.B. Fuller Co.	22,794
35	Hawkins, Inc.	1,523
253	Haynes International, Inc.	9,783
1,441	Headwaters, Inc.*	5,605
6,115	Hecla Mining Co.*	58,643
982	Horsehead Holding Corp.*	11,421
381	Innophos Holdings, Inc.	12,977
363	Kaiser Aluminum Corp.	17,025
912	KapStone Paper and Packaging Corp.*	13,425
21	KMG Chemicals, Inc.	300
40	Kraton Performance Polymers, Inc.*	1,139
527	Landec Corp.*	3,299
3,028	Louisiana-Pacific Corp.*	24,830
130	Metals USA Holdings Corp.*	1,772
413	Minerals Technologies, Inc.	25,127
341	Molycorp, Inc.*	9,896
843	Myers Industries, Inc.	8,093
178	Neenah Paper, Inc.	3,279
112	NL Industries, Inc.	1,317
787	Olin Corp.	14,378
218	Olympic Steel, Inc.	4,587
737	OM Group, Inc.*	27,711
1,093	P. H. Glatfelter Co.	13,597
667	PolyOne Corp.*	8,311
72	Quaker Chemical Corp.	2,735
612	Rock-Tenn Co., Class A	33,103
320	Rockwood Holdings, Inc.*	12,214
623	RTI International Metals, Inc.*	17,674
1,182	Sensient Technologies Corp.	40,152
653	Silgan Holdings, Inc.	22,359
395	Spartech Corp.*	3,756
497	Texas Industries, Inc.	18,727
2,984	Thompson Creek Metals Co., Inc.*	36,256

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
189	TPC Group, Inc.*	$5,277
638	U.S. Energy Corp.*	3,139
162	Universal Stainless & Alloy*	5,066
1,014	Wausau Paper Corp.	7,818
469	Westlake Chemical Corp.	17,709
538	Worthington Industries, Inc.	8,619
1,461	WR Grace & Co.*	48,900
663	Zoltek Cos., Inc.*	6,027
		791,853
	Telecommunication Services - 0.4%

13	Atlantic Tele-Network, Inc.	446
3,444	Cincinnati Bell, Inc.*	8,403
135	Consolidated Communications Holdings, Inc.	2,487
1,193	FiberTower Corp.*	5,201
1,135	General Communication, Inc., Class A*	12,791
283	Global Crossing Ltd.*	3,784
1,666	Globalstar, Inc.*	2,566
869	ICO Global Communications Holdings Ltd.*	1,312
338	IDT Corp., Class B	7,027
814	Iridium Communications, Inc.*	7,603
953	PAETEC Holding Corp.*	3,526
1,433	Premiere Global Services, Inc.*	10,117
31	Shenandoah Telecommunications Co.	542
225	USA Mobility, Inc.	3,830
1,472	Vonage Holdings Corp.*	3,562
		73,197
	Utilities - 4.1%

742	Allete, Inc.	26,215
110	American DG Energy, Inc.*	314
443	American States Water Co.	16,205
151	Artesian Resources Corp., Class A	2,834
1,311	Avista Corp.	28,016
935	Black Hills Corp.	28,377
470	California Water Service Group	17,484
286	Central Vermont Public Service Corp.	5,777
378	CH Energy Group, Inc.	17,630
226	Chesapeake Utilities Corp.	8,495
1,449	Cleco Corp.	43,948
203	Connecticut Water Service, Inc.	5,170
347	Consolidated Water Co., Ltd.	3,064
2,448	Dynegy, Inc.*	12,460
1,045	El Paso Electric Co.*	27,525
959	Empire District Electric Co. (The)	20,666
1,148	IDACORP, Inc.	41,695
532	Laclede Group, Inc. (The)	18,806
552	MGE Energy, Inc.	22,792
365	Middlesex Water Co.	6,373
986	New Jersey Resources Corp.	42,506
1,081	Nicor, Inc.	46,753
634	Northwest Natural Gas Co.	30,952
864	NorthWestern Corp.	24,892
810	Otter Tail Corp.	16,654
1,713	Piedmont Natural Gas Co., Inc.	50,671
2,070	PNM Resources, Inc.	24,799
1,797	Portland General Electric Co.	38,043
309	SJW Corp.	7,719
588	South Jersey Industries, Inc.	30,100
1,083	Southwest Gas Corp.	37,938
1,204	UIL Holdings Corp.	35,362
861	UniSource Energy Corp.	30,281
259	Unitil Corp.	5,962
1,209	WGL Holdings, Inc.	43,838
301	York Water Co.	4,765
		825,081
	Total Common Stocks (Cost $12,357,026)	12,716,307

Principal Amount
	U.S. Government & Agency Securities (a) - 9.5%
	Federal Home Loan Bank
$890,849	0.07%, due 12/01/10	890,849
1,030,146	0.09%, due 12/06/10	1,030,146
	Total U.S. Government & Agency Securities (Cost $1,920,995)	1,920,995

	Repurchase Agreements (a)(b) - 21.6%
4,387,809	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,387,863	4,387,809
	Total Repurchase Agreements (Cost $4,387,809)	4,387,809
	Total Investment Securities (Cost $18,665,830) — 93.8%	19,025,111
	Other assets less liabilities — 6.2%	1,249,288
	Net Assets — 100.0%	$20,274,399

*                                         Non-income producing security.

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,861,638.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                     Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,903,827
Aggregate gross unrealized depreciation	(2,255,259)
Net unrealized depreciation	$(351,432)
Federal income tax cost of investments	$19,376,543

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$61,296	$(1,452)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	10,580,481	(308,226)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,117,603	121,388

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	9,187,443	1,503,894

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,885,863	(1,080)

		$1,314,524

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 64.8%
	Consumer Discretionary - 11.6%

42	1-800-Flowers.com, Inc., Class A*	$84
1,130	99 Cents Only Stores*	17,752
599	AFC Enterprises, Inc.*	7,955
548	Ambassadors Group, Inc.	6,033
122	American Apparel, Inc.*	171
1,724	American Axle & Manufacturing Holdings, Inc.*	18,516
70	American Greetings Corp., Class A	1,405
528	American Public Education, Inc.*	18,042
136	America’s Car-Mart, Inc.*	3,450
621	Amerigon, Inc.*	6,520
760	Ameristar Casinos, Inc.	13,574
1,689	AnnTaylor Stores Corp.*	45,451
765	Arbitron, Inc.	22,353
834	Asbury Automotive Group, Inc.*	13,127
408	Ballantyne Strong, Inc.*	2,799
93	Beasley Broadcasting Group, Inc., Class A*	376
179	bebe stores, inc.	1,153
2,620	Belo Corp., Class A*	15,196
588	Big 5 Sporting Goods Corp.	8,114
4	Biglari Holdings, Inc.*	1,553
646	BJ’s Restaurants, Inc.*	23,676
363	Blue Nile, Inc.*	17,950
44	Blyth, Inc.	1,962
118	Bon-Ton Stores, Inc. (The)*	1,584
560	Bridgepoint Education, Inc.*	8,568
852	Brown Shoe Co., Inc.	12,115
2,543	Brunswick Corp.	40,561
712	Buckle, Inc. (The)	27,163
522	Buffalo Wild Wings, Inc.*	25,312
555	California Pizza Kitchen, Inc.*	9,385
408	Cambium Learning Group, Inc.*	1,216
482	Capella Education Co.*	26,409
209	Caribou Coffee Co., Inc.*	2,286
161	Carmike Cinemas, Inc.*	1,351
356	Carrols Restaurant Group, Inc.*	2,524
1,707	Carter’s, Inc.*	54,044
1,063	Casual Male Retail Group, Inc.*	5,102
800	Cato Corp. (The), Class A	22,840
37	Cavco Industries, Inc.*	1,349
631	CEC Entertainment, Inc.*	23,675
1,735	Cheesecake Factory, Inc. (The)*	55,294
222	Cherokee, Inc.	4,373
719	Children’s Place Retail Stores, Inc. (The)*	37,323
577	Christopher & Banks Corp.	3,075
52	Churchill Downs, Inc.	2,059
426	Citi Trends, Inc.*	10,092
273	CKX, Inc.*	1,127
911	Coinstar, Inc.*	58,705
1,735	Coldwater Creek, Inc.*	5,864
1,273	Collective Brands, Inc.*	21,501
25	Conn’s, Inc.*	80
1,759	Cooper Tire & Rubber Co.	36,745
41	Core-Mark Holding Co., Inc.*	1,484
2,532	Corinthian Colleges, Inc.*	10,457
150	CPI Corp.	4,269
636	Cracker Barrel Old Country Store, Inc.	33,492
2,465	CROCS, Inc.*	43,248
140	Crown Media Holdings, Inc., Class A*	368
254	Culp, Inc.*	2,616
122	Cumulus Media, Inc., Class A*	433
3,720	Dana Holding Corp.*	56,209
1,112	Deckers Outdoor Corp.*	85,513
17	Delta Apparel, Inc.*	212
2,851	Denny’s Corp.*	10,435
143	Destination Maternity Corp.*	5,474
91	Dex One Corp.*	432
515	DineEquity, Inc.*	27,511
394	Domino’s Pizza, Inc.*	5,819
325	Dorman Products, Inc.*	12,841
1,603	Dress Barn, Inc. (The)*	39,594
203	Drew Industries, Inc.*	4,101
2,666	Drugstore.com, Inc.*	4,586
406	DSW, Inc., Class A*	15,875
7,718	Eastman Kodak Co.*	36,352
160	Einstein Noah Restaurant Group, Inc.*	2,045
729	Empire Resorts, Inc.*	751
562	Entercom Communications Corp., Class A*	4,884
1,396	Entravision Communications Corp., Class A*	3,476
243	Ethan Allen Interiors, Inc.	4,007
530	Exide Technologies*	4,335
459	Express, Inc.*	6,922
435	Finish Line (The), Class A	7,765
389	Fuel Systems Solutions, Inc.*	13,444
443	G-III Apparel Group Ltd.*	12,125
70	Genesco, Inc.*	2,692
622	Global Sources Ltd.*	5,629
80	Gordmans Stores, Inc.*	1,021
890	Grand Canyon Education, Inc.*	16,946
155	Group 1 Automotive, Inc.	6,003
1,113	Harte-Hanks, Inc.	13,846
65	Haverty Furniture Cos., Inc.	781
378	hhgregg, Inc.*	9,476
828	Hibbett Sports, Inc.*	28,359
537	HOT Topic, Inc.	3,292
1,116	HSN, Inc.*	31,639
1,144	Interval Leisure Group, Inc.*	18,956
604	iRobot Corp.*	12,261
32	Isle of Capri Casinos, Inc.*	281
1,466	Jack in the Box, Inc.*	29,489
1,708	Jamba, Inc.*	3,450
786	Jo-Ann Stores, Inc.*	38,074
1,220	Joe’s Jeans, Inc.*	1,940
791	JoS. A. Bank Clothiers, Inc.*	35,627
160	Journal Communications, Inc., Class A*	726
722	K12, Inc.*	18,512
69	Kenneth Cole Productions, Inc., Class A*	934
71	Kid Brands, Inc.*	668
481	Kirkland’s, Inc.*	5,748
802	Knology, Inc.*	12,343
1,678	Krispy Kreme Doughnuts, Inc.*	10,051
383	K-Swiss, Inc., Class A*	4,795
135	Lacrosse Footwear, Inc.	2,082
161	La-Z-Boy, Inc.*	1,212
810	Leapfrog Enterprises, Inc.*	4,601
177	Learning Tree International, Inc.	1,756
1,289	Lee Enterprises, Inc.*	2,475
1,064	Life Time Fitness, Inc.*	41,964
67	LIN TV Corp., Class A*	303
472	Lincoln Educational Services Corp.*	6,920
1,394	Lions Gate Entertainment Corp.*	10,051
65	Lithia Motors, Inc., Class A	842
2,715	Liz Claiborne, Inc.*	19,847

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
222	LodgeNet Interactive Corp.*	$688
639	Lumber Liquidators Holdings, Inc.*	15,042
658	Maidenform Brands, Inc.*	18,056
286	Marine Products Corp.*	1,825
763	Martha Stewart Living Omnimedia, Class A*	3,617
868	Matthews International Corp., Class A	28,193
1,713	McClatchy Co. (The), Class A*	5,413
172	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,503
132	Media General, Inc., Class A*	562
409	Midas, Inc.*	3,190
69	Monarch Casino & Resort, Inc.*	829
570	Monro Muffler Brake, Inc.	28,181
219	Morgans Hotel Group Co.*	1,673
93	Multimedia Games, Inc.*	402
224	National American University Holdings, Inc.	1,537
1,523	National CineMedia, Inc.	28,419
138	National Presto Industries, Inc.	16,022
48	New York & Co., Inc.*	166
60	Nexstar Broadcasting Group, Inc., Class A*	324
773	NutriSystem, Inc.	15,978
882	OfficeMax, Inc.*	15,073
567	Orbitz Worldwide, Inc.*	3,096
422	Overstock.com, Inc.*	6,507
397	Oxford Industries, Inc.	9,806
665	P.F. Chang’s China Bistro, Inc.	33,609
470	Papa John’s International, Inc.*	12,037
337	Peet’s Coffee & Tea, Inc.*	12,850
480	Penske Automotive Group, Inc.*	7,243
19	Perry Ellis International, Inc.*	517
660	PetMed Express, Inc.	11,702
3,004	Pier 1 Imports, Inc.*	29,319
104	Pinnacle Entertainment, Inc.*	1,385
433	Playboy Enterprises, Inc., Class B*	2,113
894	Polaris Industries, Inc.	64,985
1,423	Pool Corp.	30,153
216	Pre-Paid Legal Services, Inc.*	13,971
144	PRIMEDIA, Inc.	724
536	Princeton Review, Inc.*	509
243	R.G. Barry Corp.	2,794
52	RC2 Corp.*	1,152
138	ReachLocal, Inc.*	2,379
269	Rentrak Corp.*	7,102
663	Retail Ventures, Inc.*	10,873
422	Rue21, Inc.*	12,664
861	Ruth’s Hospitality Group, Inc.*	4,253
2,454	Sally Beauty Holdings, Inc.*	33,742
949	Scientific Games Corp., Class A*	7,639
527	Sealy Corp.*	1,592
1,334	Select Comfort Corp.*	11,726
74	Shiloh Industries, Inc.*	824
47	Shoe Carnival, Inc.*	1,304
1,539	Shuffle Master, Inc.*	16,513
772	Shutterfly, Inc.*	25,476
95	Sinclair Broadcast Group, Inc., Class A	736
994	Skechers U.S.A., Inc., Class A*	22,951
1,617	Smith & Wesson Holding Corp.*	6,209
182	Sonic Automotive, Inc., Class A*	2,253
1,757	Sonic Corp.*	16,445
1,926	Sotheby’s	77,252
131	Standard Motor Products, Inc.	1,648
316	Stein Mart, Inc.*	3,128
426	Steiner Leisure Ltd.*	17,134
704	Steven Madden Ltd.*	31,856
439	Stoneridge, Inc.*	5,707
549	Sturm Ruger & Co., Inc.	8,784
310	Summer Infant, Inc.*	2,235
164	Superior Industries International, Inc.	3,188
368	SuperMedia, Inc.*	1,663
258	Systemax, Inc.*	3,349
1,761	Talbots, Inc.*	20,251
1,716	Tenneco, Inc.*	62,565
1,649	Texas Roadhouse, Inc.*	28,181
838	Timberland Co. (The), Class A*	20,766
730	True Religion Apparel, Inc.*	16,374
376	U.S. Auto Parts Network, Inc.*	3,004
902	Ulta Salon Cosmetics & Fragrance, Inc.*	31,525
1,011	Under Armour, Inc., Class A*	58,365
147	Universal Electronics, Inc.*	4,040
605	Universal Technical Institute, Inc.	12,530
1,431	Valassis Communications, Inc.*	46,579
39	Value Line, Inc.	562
413	Vitacost.com, Inc.*	2,561
458	Vitamin Shoppe, Inc.*	13,516
555	Volcom, Inc.	9,990
1,276	Warnaco Group, Inc. (The)*	68,713
397	Warner Music Group Corp.*	1,914
151	Westwood One, Inc.*	1,424
2,132	Wet Seal, Inc. (The), Class A*	6,972
97	Weyco Group, Inc.	2,348
69	Winmark Corp.	2,218
836	Winnebago Industries, Inc.*	8,761
1,425	Wolverine World Wide, Inc.	44,531
605	World Wrestling Entertainment, Inc., Class A	8,482
590	Zumiez, Inc.*	18,768
		2,882,331
	Consumer Staples - 1.9%

36	Alico, Inc.	833
34	Arden Group, Inc., Class A	2,754
758	B&G Foods, Inc.	9,687
248	Boston Beer Co., Inc., Class A*	20,257
51	Bridgford Foods Corp.	648
315	Calavo Growers, Inc.	7,273
366	Cal-Maine Foods, Inc.	11,222
416	Casey’s General Stores, Inc.	16,534
188	Cellu Tissue Holdings, Inc.*	2,241
121	Coca-Cola Bottling Co. Consolidated	7,078
1,762	Darling International, Inc.*	20,404
627	Diamond Foods, Inc.	29,181
11	Farmer Bros Co.	192
512	Female Health Co. (The)	2,923
257	Great Atlantic & Pacific Tea Co.*	771
2,549	Heckmann Corp.*	9,865
411	Inter Parfums, Inc.	7,505
386	J&J Snack Foods Corp.	17,659
556	Lancaster Colony Corp.	28,951
743	Lance, Inc.	17,394
139	Lifeway Foods, Inc.*	1,323
233	Limoneira Co.	5,082
388	Medifast, Inc.*	9,452
50	MGP Ingredients, Inc.	455
319	National Beverage Corp.	4,176
218	Nature’s Sunshine Products, Inc.*	1,886
1,414	Nu Skin Enterprises, Inc., Class A	44,696
26	Oil-Dri Corp. of America	583
49	Pantry, Inc. (The)*	1,006

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
613	Pilgrim’s Pride Corp.*	$4,070
454	Pricesmart, Inc.	15,241
150	Revlon, Inc., Class A*	1,488
1,217	Rite Aid Corp.*	1,144
659	Ruddick Corp.	24,225
582	Sanderson Farms, Inc.	25,759
91	Schiff Nutrition International, Inc.	749
828	Smart Balance, Inc.*	3,030
2,771	Star Scientific, Inc.*	5,154
34	Susser Holdings Corp.*	457
548	Synutra International, Inc.*	6,998
624	Tootsie Roll Industries, Inc.	16,623
1,378	United Natural Foods, Inc.*	51,592
173	USANA Health Sciences, Inc.*	7,287
860	Vector Group Ltd.	15,729
86	Village Super Market, Inc., Class A	2,711
452	WD-40 Co.	17,669
		481,957
	Energy - 3.1%

699	Abraxas Petroleum Corp.*	2,978
1,443	American Oil & Gas, Inc.*	13,882
262	Apco Oil and Gas International, Inc.	9,890
663	BPZ Resources, Inc.*	2,612
3,344	Brigham Exploration Co.*	84,102
826	Callon Petroleum Co.*	4,890
1,369	CAMAC Energy, Inc.*	3,737
548	CARBO Ceramics, Inc.	53,238
894	Carrizo Oil & Gas, Inc.*	25,944
596	Cheniere Energy, Inc.*	3,320
152	Clayton Williams Energy, Inc.*	11,424
1,151	Clean Energy Fuels Corp.*	15,400
183	Cloud Peak Energy, Inc.*	3,837
222	Contango Oil & Gas Co.*	12,379
976	Dril-Quip, Inc.*	75,581
579	Endeavour International Corp.*	5,972
1,455	Energy XXI Bermuda Ltd.*	35,866
424	Evolution Petroleum Corp.*	2,557
1,243	FX Energy, Inc.*	7,346
65	Golar LNG Ltd.	904
777	Gulfport Energy Corp.*	14,483
99	Hallador Energy Co.	1,138
518	Houston American Energy Corp.	8,915
3,649	ION Geophysical Corp.*	26,236
33	Isramco, Inc.*	1,892
644	James River Coal Co.*	12,816
209	Key Energy Services, Inc.*	2,153
4,249	Kodiak Oil & Gas Corp.*	21,245
505	L&L Energy, Inc.*	5,338
860	Lufkin Industries, Inc.	43,542
1,512	Magnum Hunter Resources Corp.*	9,284
118	Matrix Service Co.*	1,172
2,388	McMoRan Exploration Co.*	35,653
176	Newpark Resources, Inc.*	1,007
1,268	Northern Oil and Gas, Inc.*	28,974
687	Oasis Petroleum, Inc.*	17,436
109	OYO Geospace Corp.*	8,269
206	Panhandle Oil and Gas, Inc., Class A	5,280
365	Petroquest Energy, Inc.*	2,529
1,461	RAM Energy Resources, Inc.*	2,542
6,195	Rentech, Inc.*	7,682
96	Resolute Energy Corp.*	1,235
153	Rex Energy Corp.*	1,813
928	Rosetta Resources, Inc.*	33,241
829	RPC, Inc.	24,290
301	Scorpio Tankers, Inc.*	2,995
88	Stone Energy Corp.*	1,818
1,991	Syntroleum Corp.*	3,683
237	Tetra Technologies, Inc.*	2,607
4,230	TransAtlantic Petroleum Ltd.*	13,663
1,740	Uranium Energy Corp.*	12,180
171	Vaalco Energy, Inc.*	1,264
130	Venoco, Inc.*	2,263
61	W&T Offshore, Inc.	1,022
323	Warren Resources, Inc.*	1,431
1,084	World Fuel Services Corp.	32,628
		769,578
	Financials - 3.1%

234	Acadia Realty Trust (REIT)	4,273
190	Advance America Cash Advance Centers, Inc.	904
38	Alexander’s, Inc. (REIT)	14,648
15	Arrow Financial Corp.	419
721	Artio Global Investors, Inc.	9,423
655	Associated Estates Realty Corp. (REIT)	9,792
51	Bank of the Ozarks, Inc.	1,932
1,638	BGC Partners, Inc., Class A	12,531
60	Bridge Bancorp, Inc.	1,462
774	Cardtronics, Inc.*	13,081
278	Cash America International, Inc.	10,064
523	CNO Financial Group, Inc.*	3,060
404	Cohen & Steers, Inc.	10,181
98	Compass Diversified Holdings	1,627
39	CompuCredit Holdings Corp.	234
686	Crawford & Co., Class B*	2,024
161	Credit Acceptance Corp.*	9,993
64	Diamond Hill Investment Group, Inc.	4,431
699	Dollar Financial Corp.*	18,300
783	Duff & Phelps Corp., Class A	10,469
437	DuPont Fabros Technology, Inc. (REIT)	9,872
345	EastGroup Properties, Inc. (REIT)	13,755
676	eHealth, Inc.*	10,174
277	Encore Capital Group, Inc.*	5,149
349	Epoch Holding Corp.	5,594
496	Equity Lifestyle Properties, Inc. (REIT)	26,725
144	Equity One, Inc. (REIT)	2,493
425	Evercore Partners, Inc., Class A	12,827
1,229	EZCORP, Inc., Class A*	30,922
1,355	FelCor Lodging Trust, Inc. (REIT)*	8,035
371	Financial Engines, Inc.*	6,277
179	First American Financial Corp.	2,536
865	First Cash Financial Services, Inc.*	24,903
263	First Financial Bankshares, Inc.	12,721
121	GAMCO Investors, Inc., Class A	5,330
271	Getty Realty Corp. (REIT)	8,079
1,112	GFI Group, Inc.	5,160
1,102	Gleacher & Co., Inc.*	2,766
10	Heritage Financial Group, Inc.	103
325	HFF, Inc., Class A*	3,010
353	Home Properties, Inc. (REIT)	18,917
40	Hudson Pacific Properties, Inc. (REIT)	610
189	Investors Bancorp, Inc.*	2,315
35	JMP Group, Inc.	245
691	KBW, Inc.	16,045
560	Kennedy-Wilson Holdings, Inc.*	5,482
2,620	Ladenburg Thalmann Financial Services, Inc.*	3,196
187	Life Partners Holdings, Inc.	4,000
131	LTC Properties, Inc. (REIT)	3,536

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
794	MarketAxess Holdings, Inc.	$14,443
580	Mid-America Apartment Communities, Inc. (REIT)	35,595
43	MVC Capital, Inc.	586
301	National Health Investors, Inc. (REIT)	13,244
66	Nelnet, Inc., Class A	1,409
58	NewStar Financial, Inc.*	490
518	Omega Healthcare Investors, Inc. (REIT)	10,935
1,214	optionsXpress Holdings, Inc.*	20,990
490	Oritani Financial Corp.	5,503
487	Portfolio Recovery Associates, Inc.*	30,861
598	Potlatch Corp. (REIT)	18,945
103	PS Business Parks, Inc. (REIT)	5,337
220	Pzena Investment Management, Inc., Class A	1,564
411	Rodman & Renshaw Capital Group, Inc.*	978
50	S. Y. Bancorp, Inc.	1,196
58	Safeguard Scientifics, Inc.*	854
121	Saul Centers, Inc. (REIT)	5,151
1,175	Signature Bank/NY*	51,641
888	Stifel Financial Corp.*	46,025
1,001	Strategic Hotels & Resorts, Inc. (REIT)*	4,675
80	Suffolk Bancorp	2,054
667	Tanger Factory Outlet Centers (REIT)	32,003
127	Tejon Ranch Co.*	3,072
525	Tower Group, Inc.	13,503
300	TradeStation Group, Inc.*	1,908
115	TrustCo Bank Corp NY	645
166	Universal Health Realty Income Trust (REIT)	5,822
85	Urstadt Biddle Properties, Inc., Class A (REIT)	1,564
149	ViewPoint Financial Group	1,563
134	Virtus Investment Partners, Inc.*	6,003
436	Washington Real Estate Investment Trust (REIT)	13,376
373	Westamerica Bancorp.	18,232
154	Westwood Holdings Group, Inc.	5,527
234	World Acceptance Corp.*	10,310
		775,629
	Health Care - 11.8%

634	Abaxis, Inc.*	17,118
898	Abiomed, Inc.*	10,309
839	Accelrys, Inc.*	7,064
334	Accretive Health, Inc.*	4,572
1,468	Accuray, Inc.*	8,779
1,112	Acorda Therapeutics, Inc.*	29,301
264	Acura Pharmaceuticals, Inc.*	697
591	Affymax, Inc.*	3,995
210	Affymetrix, Inc.*	874
321	Air Methods Corp.*	15,803
1,586	Akorn, Inc.*	8,422
1,255	Alexza Pharmaceuticals, Inc.*	1,134
1,702	Align Technology, Inc.*	29,768
188	Alimera Sciences, Inc.*	2,151
758	Alkermes, Inc.*	7,944
790	Alliance HealthCare Services, Inc.*	2,963
89	Allied Healthcare International, Inc.*	258
2,258	Allos Therapeutics, Inc.*	9,168
235	Almost Family, Inc.*	8,328
1,046	Alnylam Pharmaceuticals, Inc.*	9,571
1,134	Alphatec Holdings, Inc.*	2,552
604	AMAG Pharmaceuticals, Inc.*	9,477
820	Amedisys, Inc.*	23,272
258	America Service Group, Inc.	3,787
27	American Dental Partners, Inc.*	333
2,165	American Medical Systems Holdings, Inc.*	38,818
193	AMERIGROUP Corp.*	8,305
498	AMN Healthcare Services, Inc.*	2,789
265	Analogic Corp.	12,315
2,024	Antares Pharma, Inc.*	2,894
165	Anthera Pharmaceuticals, Inc.*	903
694	Aoxing Pharmaceutical Co., Inc.*	1,700
382	Ardea Biosciences, Inc.*	8,492
3,224	Arena Pharmaceuticals, Inc.*	4,675
3,180	Ariad Pharmaceuticals, Inc.*	12,815
1,193	Arqule, Inc.*	6,478
1,526	Array Biopharma, Inc.*	4,898
774	ArthroCare Corp.*	23,437
1,026	AspenBio Pharma, Inc.*	626
951	athenahealth, Inc.*	39,001
45	Atrion Corp.	7,386
1,198	Auxilium Pharmaceuticals, Inc.*	22,678
2,071	AVANIR Pharmaceuticals, Inc., Class A*	8,864
266	AVEO Pharmaceuticals, Inc.*	3,932
3,171	AVI BioPharma, Inc.*	5,835
829	BioCryst Pharmaceuticals, Inc.*	4,095
531	Biodel, Inc.*	903
517	BioMimetic Therapeutics, Inc.*	5,770
688	Bio-Reference Labs, Inc.*	14,427
2,022	BioSante Pharmaceuticals, Inc.*	2,972
824	BioScrip, Inc.*	3,312
114	BioSpecifics Technologies Corp.*	2,586
611	BioTime, Inc.*	4,888
147	BMP Sunstone Corp.*	1,452
2,086	Bruker Corp.*	32,166
714	Cadence Pharmaceuticals, Inc.*	5,119
1,288	Caliper Life Sciences, Inc.*	7,561
21	Caraco Pharmaceutical Laboratories Ltd.*	100
173	CardioNet, Inc.*	699
1,091	Catalyst Health Solutions, Inc.*	46,826
188	Celera Corp.*	1,066
913	Celldex Therapeutics, Inc.*	3,789
1,707	Cepheid, Inc.*	33,611
1,118	Cerus Corp.*	2,694
1,105	Chelsea Therapeutics International Ltd.*	6,000
656	Chemed Corp.	39,977
166	Chindex International, Inc.*	2,528
1,580	Clarient, Inc.*	7,900
337	Clinical Data, Inc.*	6,160
175	Codexis, Inc.*	1,649
281	Computer Programs & Systems, Inc.	13,120
892	Conceptus, Inc.*	11,730
628	Continucare Corp.*	2,964
780	Corcept Therapeutics, Inc.*	3,042
200	Corvel Corp.*	9,138
79	CryoLife, Inc.*	446
1,678	Cubist Pharmaceuticals, Inc.*	36,429
355	Cumberland Pharmaceuticals, Inc.*	2,435
2,172	Curis, Inc.*	3,649
24	Cutera, Inc.*	168
798	Cyberonics, Inc.*	21,442
134	Cypress Bioscience, Inc.*	533
1,228	Cytokinetics, Inc.*	2,714

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,320	Cytori Therapeutics, Inc.*	$5,927
3,135	CytRx Corp.*	3,260
1,254	Delcath Systems, Inc.*	12,615
1,505	Depomed, Inc.*	8,217
1,650	DexCom, Inc.*	18,604
506	Dionex Corp.*	46,132
2,493	Durect Corp.*	7,429
2,806	Dyax Corp.*	6,342
2,057	Dynavax Technologies Corp.*	4,114
32	DynaVox, Inc., Class A*	126
545	Emergent Biosolutions, Inc.*	9,984
573	Emeritus Corp.*	10,331
1,398	Endologix, Inc.*	7,941
390	Ensign Group, Inc. (The)	8,389
856	Enzo Biochem, Inc.*	3,766
882	Enzon Pharmaceuticals, Inc.*	9,808
1,402	eResearchTechnology, Inc.*	7,865
525	Eurand N.V.*	5,759
1,021	Exact Sciences Corp.*	6,065
164	Exactech, Inc.*	2,922
1,672	Exelixis, Inc.*	9,681
222	Furiex Pharmaceuticals, Inc.*	2,735
402	Genomic Health, Inc.*	7,417
503	Genoptix, Inc.*	8,586
280	Gentiva Health Services, Inc.*	6,434
2,821	Geron Corp.*	16,164
722	Haemonetics Corp.*	42,446
2,062	Halozyme Therapeutics, Inc.*	14,269
380	Hanger Orthopedic Group, Inc.*	7,288
1,221	Hansen Medical, Inc.*	1,758
2,535	HealthSouth Corp.*	45,630
269	HeartWare International, Inc.*	24,737
259	Hi-Tech Pharmacal Co., Inc.*	6,159
780	HMS Holdings Corp.*	49,148
80	ICU Medical, Inc.*	2,932
1,026	Idenix Pharmaceuticals, Inc.*	3,909
2,008	Immucor, Inc.*	36,887
1,947	Immunogen, Inc.*	16,199
1,886	Immunomedics, Inc.*	5,941
1,608	Impax Laboratories, Inc.*	28,783
2,526	Incyte Corp.*	36,652
295	Infinity Pharmaceuticals, Inc.*	1,856
1,413	Inhibitex, Inc.*	4,140
1,380	Inovio Pharmaceuticals, Inc.*	1,628
1,709	Inspire Pharmaceuticals, Inc.*	11,929
1,153	Insulet Corp.*	15,646
604	Integra LifeSciences Holdings Corp.*	26,196
1,306	InterMune, Inc.*	16,403
49	Invacare Corp.	1,323
466	IPC The Hospitalist Co., Inc.*	15,108
466	IRIS International, Inc.*	4,376
555	Ironwood Pharmaceuticals, Inc.*	5,933
2,704	Isis Pharmaceuticals, Inc.*	25,512
405	Jazz Pharmaceuticals, Inc.*	6,743
25	Kendle International, Inc.*	225
210	Kensey Nash Corp.*	5,699
1,466	Keryx Biopharmaceuticals, Inc.*	8,004
270	Landauer, Inc.	17,715
90	Lannett Co., Inc.*	498
536	LCA-Vision, Inc.*	2,777
1,920	Lexicon Pharmaceuticals, Inc.*	2,611
449	LHC Group, Inc.*	11,876
563	Ligand Pharmaceuticals, Inc., Class B*	4,752
1,077	Luminex Corp.*	18,180
733	MAKO Surgical Corp.*	8,408
1,914	MannKind Corp.*	12,020
452	MAP Pharmaceuticals, Inc.*	6,495
1,491	Masimo Corp.	46,012
84	Maxygen, Inc.*	544
1,236	MedAssets, Inc.*	22,922
843	Medicines Co. (The)*	11,111
540	Medidata Solutions, Inc.*	10,746
977	Medivation, Inc.*	11,069
325	MedQuist, Inc.	2,899
725	MELA Sciences, Inc.*	2,581
1,484	Merge Healthcare, Inc.*	5,728
1,167	Meridian Bioscience, Inc.	25,931
734	Merit Medical Systems, Inc.*	11,186
768	Metabolix, Inc.*	7,864
1,147	Metropolitan Health Networks, Inc.*	4,944
2,322	Micromet, Inc.*	16,858
260	Molina Healthcare, Inc.*	6,601
1,155	Momenta Pharmaceuticals, Inc.*	17,614
353	MWI Veterinary Supply, Inc.*	21,568
1,286	Nabi Biopharmaceuticals*	6,687
489	Nanosphere, Inc.*	2,557
51	National Research Corp.	1,444
818	Natus Medical, Inc.*	10,519
2,702	Nektar Therapeutics*	34,234
648	Neogen Corp.*	24,073
779	NeoStem, Inc.*	1,013
1,322	Neuralstem, Inc.*	2,657
1,408	Neurocrine Biosciences, Inc.*	10,250
317	NeurogesX, Inc.*	1,699
2,597	Novavax, Inc.*	5,791
1,922	NPS Pharmaceuticals, Inc.*	11,936
83	NuPathe, Inc.*	496
1,125	NuVasive, Inc.*	26,280
661	NxStage Medical, Inc.*	14,304
468	Nymox Pharmaceutical Corp.*	1,914
492	Obagi Medical Products, Inc.*	5,373
538	Omeros Corp.*	4,363
934	Omnicell, Inc.*	12,516
1,799	Onyx Pharmaceuticals, Inc.*	52,981
2,544	Opko Health, Inc.*	7,683
958	Optimer Pharmaceuticals, Inc.*	9,072
1,327	OraSure Technologies, Inc.*	6,967
872	Orexigen Therapeutics, Inc.*	4,543
506	Orthofix International N.V.*	13,758
1,915	Orthovita, Inc.*	3,811
483	Osiris Therapeutics, Inc.*	3,168
1,430	Owens & Minor, Inc.	40,398
1,020	Pain Therapeutics, Inc.*	8,129
308	Palomar Medical Technologies, Inc.*	3,835
1,677	Parexel International Corp.*	29,448
206	PDI, Inc.*	1,949
4,013	PDL BioPharma, Inc.	23,195
1,582	Peregrine Pharmaceuticals, Inc.*	2,436
1,246	Pharmacyclics, Inc.*	6,753
842	Pharmasset, Inc.*	36,475
338	PharMerica Corp.*	3,671
763	Pozen, Inc.*	4,883
580	Progenics Pharmaceuticals, Inc.*	2,755
129	Prospect Medical Holdings, Inc.*	1,089
371	Providence Service Corp. (The)*	6,237
1,642	PSS World Medical, Inc.*	33,825
1,001	Pure Bioscience*	2,152
542	Quality Systems, Inc.	34,954
1,581	Questcor Pharmaceuticals, Inc.*	22,513
621	Quidel Corp.*	8,203
128	RehabCare Group, Inc.*	2,589
1,493	Rigel Pharmaceuticals, Inc.*	11,914
268	Rochester Medical Corp.*	2,964

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
90	RTI Biologics, Inc.*	$244
548	Rural/Metro Corp.*	6,209
1,637	Salix Pharmaceuticals Ltd.*	73,092
1,296	Sangamo Biosciences, Inc.*	6,039
1,505	Santarus, Inc.*	4,154
1,939	Savient Pharmaceuticals, Inc.*	22,900
1,070	Sciclone Pharmaceuticals, Inc.*	4,002
2,401	Seattle Genetics, Inc.*	36,255
2,156	Sequenom, Inc.*	14,812
899	SIGA Technologies, Inc.*	11,327
962	Sirona Dental Systems, Inc.*	36,354
503	Solta Medical, Inc.*	1,021
814	Somaxon Pharmaceuticals, Inc.*	2,190
419	SonoSite, Inc.*	12,729
950	Spectranetics Corp. (The)*	4,646
1,422	Spectrum Pharmaceuticals, Inc.*	6,328
127	St. Jude Medical, Inc.*	4,930
1,002	Staar Surgical Co.*	5,361
3,438	StemCells, Inc.*	3,644
820	Stereotaxis, Inc.*	2,829
1,616	STERIS Corp.	55,607
17	Sucampo Pharmaceuticals, Inc., Class A*	59
1,605	Sunrise Senior Living, Inc.*	5,906
112	SuperGen, Inc.*	297
289	SurModics, Inc.*	2,673
245	Syneron Medical Ltd.*	2,364
325	Synovis Life Technologies, Inc.*	5,249
641	Synta Pharmaceuticals Corp.*	2,750
685	Targacept, Inc.*	14,522
440	Team Health Holdings, Inc.*	6,072
1,795	Theravance, Inc.*	44,839
466	TomoTherapy, Inc.*	1,631
262	Transcend Services, Inc.*	4,192
115	Transcept Pharmaceuticals, Inc.*	741
274	U.S. Physical Therapy, Inc.*	5,258
1,390	Unilife Corp.*	7,548
801	Vanda Pharmaceuticals, Inc.*	6,456
481	Vascular Solutions, Inc.*	5,089
2,047	Vical, Inc.*	4,012
301	Vital Images, Inc.*	4,039
2,323	Vivus, Inc.*	15,100
1,444	Volcano Corp.*	38,338
955	West Pharmaceutical Services, Inc.	36,214
703	Wright Medical Group, Inc.*	9,273
788	XenoPort, Inc.*	6,107
56	Young Innovations, Inc.	1,692
1,889	Zalicus, Inc.*	2,229
1,403	ZIOPHARM Oncology, Inc.*	5,766
616	Zoll Medical Corp.*	20,587
		2,946,255
	Industrials - 11.1%

523	3D Systems Corp.*	14,717
972	A. O. Smith Corp.	38,307
2,086	A123 Systems, Inc.*	16,041
355	AAON, Inc.	9,106
404	ABM Industries, Inc.	9,304
970	Acacia Research - Acacia Technologies*	26,433
1,951	Actuant Corp., Class A	46,102
1,250	Acuity Brands, Inc.	67,325
625	Administaff, Inc.	17,681
1,108	Advanced Battery Technologies, Inc.*	4,188
444	Advisory Board Co. (The)*	21,072
475	Aerovironment, Inc.*	11,733
12	Alamo Group, Inc.	307
58	Alaska Air Group, Inc.*	3,190
148	Albany International Corp., Class A	3,123
437	Allegiant Travel Co.	21,819
770	Altra Holdings, Inc.*	12,921
128	Ameresco, Inc., Class A*	1,658
150	American Reprographics Co.*	1,054
259	American Science & Engineering, Inc.	20,881
1,289	American Superconductor Corp.*	42,898
19	American Woodmark Corp.	395
23	Ampco-Pittsburgh Corp.	606
914	APAC Customer Services, Inc.*	5,411
2,227	Applied Energetics, Inc.*	1,782
1,216	Applied Industrial Technologies, Inc.	36,334
180	Applied Signal Technology, Inc.	5,915
39	Argan, Inc.*	332
2,703	ArvinMeritor, Inc.*	48,249
250	Astronics Corp.*	5,142
2,949	Avis Budget Group, Inc.*	39,192
335	AZZ, Inc.	12,485
430	Badger Meter, Inc.	18,241
1,266	Baldor Electric Co.	80,150
1,230	Barnes Group, Inc.	23,481
153	Barrett Business Services, Inc.	2,269
1,309	Beacon Roofing Supply, Inc.*	22,502
1,343	Belden, Inc.	44,695
1,374	Blount International, Inc.*	21,242
314	BlueLinx Holdings, Inc.*	1,178
895	Briggs & Stratton Corp.	15,582
1,160	Brink’s Co. (The)	28,466
675	Broadwind Energy, Inc.*	1,289
207	Builders FirstSource, Inc.*	327
106	CAI International, Inc.*	2,168
6,908	Capstone Turbine Corp.*	5,402
717	Casella Waste Systems, Inc., Class A*	3,270
691	CBIZ, Inc.*	4,160
49	CDI Corp.	840
348	Celadon Group, Inc.*	4,688
1,581	Cenveo, Inc.*	8,095
28	CIRCOR International, Inc.	1,106
1,356	CLARCOR, Inc.	55,203
663	Clean Harbors, Inc.*	49,095
215	Coleman Cable, Inc.*	1,236
691	Colfax Corp.*	11,664
26	Compx International, Inc.	308
268	Consolidated Graphics, Inc.*	12,746
984	Corporate Executive Board Co. (The)	34,135
594	CoStar Group, Inc.*	31,328
55	CRA International, Inc.*	1,215
194	Cubic Corp.	8,852
1,383	Deluxe Corp.	29,306
792	DigitalGlobe, Inc.*	23,388
378	Dolan Co. (The)*	5,179
823	Dollar Thrifty Automotive Group, Inc.*	37,792
237	DXP Enterprises, Inc.*	5,100
128	Dynamex, Inc.*	3,091
153	Dynamic Materials Corp.	2,462
1,751	Ener1, Inc.*	7,617
1,048	Energy Recovery, Inc.*	3,490
566	EnerNOC, Inc.*	13,884
397	EnerSys*	11,985
154	Ennis, Inc.	2,629
247	EnPro Industries, Inc.*	9,053
375	Exponent, Inc.*	13,095

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,156	Flow International Corp.*	$3,826
833	Forward Air Corp.	22,924
377	Franklin Covey Co.*	3,027
614	Franklin Electric Co., Inc.	23,891
2,738	FuelCell Energy, Inc.*	3,094
939	Furmanite Corp.*	6,226
108	GenCorp, Inc.*	530
200	Generac Holdings, Inc.*	2,972
1,114	Genesee & Wyoming, Inc., Class A*	52,904
968	Geo Group, Inc. (The)*	23,329
634	GeoEye, Inc.*	25,271
52	Global Defense Technology & Systems, Inc.*	709
350	Gorman-Rupp Co. (The)	10,405
120	GP Strategies Corp.*	1,106
3,459	GrafTech International Ltd.*	67,796
283	Graham Corp.	4,630
590	Great Lakes Dredge & Dock Corp.	4,531
354	Hawaiian Holdings, Inc.*	2,797
142	Hawk Corp., Class A*	7,096
1,887	Healthcare Services Group, Inc.	30,060
1,449	Heartland Express, Inc.	22,387
843	HEICO Corp.	44,342
42	Heidrick & Struggles International, Inc.	872
1,636	Herman Miller, Inc.	35,239
2,291	Hexcel Corp.*	39,291
204	Higher One Holdings, Inc.*	4,133
176	Hill International, Inc.*	912
1,299	HNI Corp.	34,605
45	Hoku Corp.*	114
509	Houston Wire & Cable Co.	5,421
1,073	HUB Group, Inc., Class A*	35,012
924	Hudson Highland Group, Inc.*	3,770
199	Huron Consulting Group, Inc.*	4,519
169	ICF International, Inc.*	4,046
721	II-VI, Inc.*	29,438
682	InnerWorkings, Inc.*	4,208
969	Insituform Technologies, Inc., Class A*	21,454
27	Insteel Industries, Inc.	280
1,450	Interface, Inc., Class A	20,938
84	Interline Brands, Inc.*	1,730
809	John Bean Technologies Corp.	14,926
95	Kadant, Inc.*	1,823
398	Kaman Corp.	11,212
961	Kaydon Corp.	33,616
81	Kelly Services, Inc., Class A*	1,448
883	Kforce, Inc.*	13,342
1,708	Knight Transportation, Inc.	32,930
1,350	Knoll, Inc.	20,722
75	Korn/Ferry International*	1,299
298	LaBarge, Inc.*	4,223
96	LECG Corp.*	90
359	Lindsay Corp.	21,195
16	M&F Worldwide Corp.*	377
68	Marten Transport Ltd.	1,462
282	McGrath RentCorp	7,873
28	Met-Pro Corp.	309
28	Michael Baker Corp.*	899
477	Middleby Corp.*	38,384
560	Mine Safety Appliances Co.	16,139
414	Mistras Group, Inc.*	4,927
146	Mueller Industries, Inc.	4,452
4,145	Mueller Water Products, Inc., Class A	14,590
18	Multi-Color Corp.	352
83	MYR Group, Inc.*	1,309
153	NACCO Industries, Inc., Class A	14,169
336	Navigant Consulting, Inc.*	2,796
562	NCI Building Systems, Inc.*	5,850
980	Nordson Corp.	77,841
1,084	Old Dominion Freight Line, Inc.*	31,306
79	Omega Flex, Inc.	1,341
111	On Assignment, Inc.*	763
679	Orbital Sciences Corp.*	11,068
772	Orion Marine Group, Inc.*	10,376
1,004	Pacer International, Inc.*	5,612
225	Park-Ohio Holdings Corp.*	4,354
3	Patriot Transportation Holding, Inc.*	223
171	PGT, Inc.*	376
423	PMFG, Inc.*	6,303
625	Polypore International, Inc.*	19,862
524	PowerSecure International, Inc.*	4,517
6	Preformed Line Products Co.	279
73	Primoris Services Corp.	645
79	Quality Distribution, Inc.*	548
226	Quanex Building Products Corp.	3,738
466	Raven Industries, Inc.	20,690
624	RBC Bearings, Inc.*	23,019
1,331	Resources Connection, Inc.	22,268
185	Roadrunner Transportation Systems, Inc.*	2,346
1,233	Rollins, Inc.	33,316
3,319	Satcon Technology Corp.*	11,716
332	Sauer-Danfoss, Inc.*	10,089
275	Schawk, Inc.	4,933
193	School Specialty, Inc.*	2,438
200	SFN Group, Inc.*	1,714
1,061	Simpson Manufacturing Co., Inc.	27,448
446	Standard Parking Corp.*	7,921
514	Standard Register Co. (The)	1,527
66	Standex International Corp.	1,973
255	Steelcase, Inc., Class A	2,443
359	Sun Hydraulics Corp.	11,186
135	SYKES Enterprises, Inc.*	2,484
110	TAL International Group, Inc.	3,116
1,798	Taser International, Inc.*	7,246
40	Team, Inc.*	814
285	Teledyne Technologies, Inc.*	11,463
542	Tennant Co.	18,504
1,773	Tetra Tech, Inc.*	40,974
273	Textainer Group Holdings Ltd.	7,595
17	Thermadyne Holdings Corp.*	254
158	Titan International, Inc.	2,525
117	Titan Machinery, Inc.*	2,453
53	Tredegar Corp.	987
444	Trex Co., Inc.*	8,192
431	Trimas Corp.*	8,598
802	TrueBlue, Inc.*	13,217
32	Twin Disc, Inc.	781
438	United Stationers, Inc.*	27,800
1,036	UQM Technologies, Inc.*	2,062
490	US Ecology, Inc.	7,698
78	Viad Corp.	1,853
560	Vicor Corp.	9,397
400	Volt Information Sciences, Inc.*	2,672
61	VSE Corp.	1,853
800	Watsco, Inc.	48,216
80	Watts Water Technologies, Inc., Class A	2,604
179	Werner Enterprises, Inc.	3,863
1,751	Woodward Governor Co.	59,096

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
176	Xerium Technologies, Inc.*	$2,292
		2,752,044
	Information Technology - 18.0%

977	ACI Worldwide, Inc.*	24,806
1,258	Acme Packet, Inc.*	61,617
1,303	Actuate Corp.*	7,349
1,964	Acxiom Corp.*	33,408
2,382	ADC Telecommunications, Inc.*	30,299
1,786	ADTRAN, Inc.	55,616
253	Advanced Analogic Technologies, Inc.*	926
659	Advanced Energy Industries, Inc.*	7,697
453	Advent Software, Inc.*	23,366
27	Agilysys, Inc.*	139
14	Alpha & Omega Semiconductor Ltd.*	165
634	American Software, Inc., Class A	4,254
3,014	Amkor Technology, Inc.*	20,977
1,377	ANADIGICS, Inc.*	8,840
47	Anaren, Inc.*	856
543	Ancestry.com, Inc.*	15,519
403	Anixter International, Inc.	22,516
1,881	Applied Micro Circuits Corp.*	17,456
337	Archipelago Learning, Inc.*	2,908
2,582	Ariba, Inc.*	52,247
699	Arris Group, Inc.*	6,997
4,511	Art Technology Group, Inc.*	26,931
2,216	Aruba Networks, Inc.*	46,979
1,787	Aspen Technology, Inc.*	22,338
52	ATMI, Inc.*	933
260	Axcelis Technologies, Inc.*	645
368	AXT, Inc.*	3,036
16	Bel Fuse, Inc., Class B	359
159	Benchmark Electronics, Inc.*	2,555
665	BigBand Networks, Inc.*	1,982
1,287	Blackbaud, Inc.	32,574
981	Blackboard, Inc.*	40,761
1,195	Blue Coat Systems, Inc.*	31,787
905	Bottomline Technologies, Inc.*	17,132
2,024	Brightpoint, Inc.*	16,597
164	BroadSoft, Inc.*	3,728
1,096	Brooks Automation, Inc.*	7,946
153	Cabot Microelectronics Corp.*	6,039
63	CACI International, Inc., Class A*	3,171
187	Calix, Inc.*	2,388
242	Cass Information Systems, Inc.	8,557
1,274	Cavium Networks, Inc.*	46,877
563	CEVA, Inc.*	13,062
448	Checkpoint Systems, Inc.*	8,037
1,986	Cirrus Logic, Inc.*	30,326
382	Cogent, Inc.*	4,007
903	Cognex Corp.	25,248
500	Coherent, Inc.*	20,655
129	Cohu, Inc.	1,868
1,240	CommVault Systems, Inc.*	36,121
669	Compellent Technologies, Inc.*	17,394
287	Computer Task Group, Inc.*	2,827
651	comScore, Inc.*	14,322
300	Comtech Telecommunications Corp.	8,898
722	Comverge, Inc.*	4,816
1,156	Concur Technologies, Inc.*	59,199
2,332	Conexant Systems, Inc.*	3,172
819	Constant Contact, Inc.*	20,958
170	Convio, Inc.*	1,243
17	CPI International, Inc.*	329
437	Cray, Inc.*	3,120
457	CSG Systems International, Inc.*	8,601
284	CTS Corp.	2,922
210	Cymer, Inc.*	7,995
189	Daktronics, Inc.	2,548
380	DDi Corp.	3,986
973	DealerTrack Holdings, Inc.*	18,584
531	Deltek, Inc.*	3,791
549	DemandTec, Inc.*	5,682
720	DG FastChannel, Inc.*	18,166
456	Dice Holdings, Inc.*	5,153
117	Digi International, Inc.*	1,123
194	Digimarc Corp.*	5,451
142	Digital River, Inc.*	5,228
974	Diodes, Inc.*	24,058
500	DTS, Inc.*	23,470
772	Ebix, Inc.*	16,019
948	Echelon Corp.*	9,034
306	Echo Global Logistics, Inc.*	3,504
73	Electro Scientific Industries, Inc.*	1,091
23	EMS Technologies, Inc.*	428
301	Energy Conversion Devices, Inc.*	1,351
1,196	Entegris, Inc.*	7,774
1,868	Entropic Communications, Inc.*	16,700
169	Envestnet, Inc.*	2,466
864	Epicor Software Corp.*	8,087
66	EPIQ Systems, Inc.	841
6	ePlus, Inc.*	139
115	Exar Corp.*	771
436	ExlService Holdings, Inc.*	9,012
711	Extreme Networks*	2,083
196	Fabrinet*	3,379
380	FalconStor Software, Inc.*	1,011
464	FARO Technologies, Inc.*	12,050
296	FEI Co.*	7,045
2,164	Finisar Corp.*	41,376
419	Forrester Research, Inc.*	14,518
1,203	Fortinet, Inc.*	38,340
1,105	FSI International, Inc.*	3,901
1,285	Global Cash Access Holdings, Inc.*	2,930
35	Globecomm Systems, Inc.*	296
1,906	GSI Commerce, Inc.*	45,458
394	GSI Technology, Inc.*	2,916
1,793	GT Solar International, Inc.*	11,995
382	Guidance Software, Inc.*	2,342
513	Hackett Group, Inc. (The)*	1,806
576	Harmonic, Inc.*	3,894
1,087	Heartland Payment Systems, Inc.	17,164
785	Hittite Microwave Corp.*	44,933
159	Hughes Communications, Inc.*	6,296
1,324	Hypercom Corp.*	9,798
680	iGate Corp.	13,600
110	Ikanos Communications, Inc.*	121
807	Immersion Corp.*	4,527
2,334	Infinera Corp.*	19,045
132	Infospace, Inc.*	1,019
312	Insight Enterprises, Inc.*	3,934
31	Integral Systems, Inc.*	283
2,874	Integrated Device Technology, Inc.*	18,480
667	Integrated Silicon Solution, Inc.*	5,329
375	Interactive Intelligence, Inc.*	10,140
1,263	InterDigital, Inc.*	41,767
835	Intermec, Inc.*	9,444
194	Internet Brands, Inc., Class A*	2,586
75	Internet Capital Group, Inc.*	929
247	Intevac, Inc.*	3,285
241	IntraLinks Holdings, Inc.*	4,955
746	IPG Photonics Corp.*	21,380

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
767	Isilon Systems, Inc.*	$25,886
939	Ixia*	14,893
436	IXYS Corp.*	4,879
899	j2 Global Communications, Inc.*	24,075
2,451	Jack Henry & Associates, Inc.	67,010
219	JDA Software Group, Inc.*	5,783
323	Keithley Instruments, Inc.	6,967
649	Kenexa Corp.*	11,883
44	Keynote Systems, Inc.	539
569	KIT Digital, Inc.*	7,835
464	Knot, Inc. (The)*	4,338
719	Kopin Corp.*	2,890
2,015	Kulicke & Soffa Industries, Inc.*	13,359
413	KVH Industries, Inc.*	5,472
3,331	Lattice Semiconductor Corp.*	14,823
3,986	Lawson Software, Inc.*	34,240
1,082	Limelight Networks, Inc.*	7,682
1,712	Lionbridge Technologies, Inc.*	5,581
407	Liquidity Services, Inc.*	6,296
540	Littelfuse, Inc.	24,986
1,279	LivePerson, Inc.*	12,355
459	Local.com Corp.*	1,749
433	LogMeIn, Inc.*	18,961
521	LoopNet, Inc.*	5,554
310	Loral Space & Communications, Inc.*	22,655
1,406	LTX-Credence Corp.*	11,079
1,710	Magma Design Automation, Inc.*	7,079
652	Manhattan Associates, Inc.*	20,271
584	Mantech International Corp., Class A*	23,313
1,437	Mattson Technology, Inc.*	3,980
502	MAXIMUS, Inc.	30,471
214	MaxLinear, Inc., Class A*	2,298
759	Maxwell Technologies, Inc.*	12,273
119	MediaMind Technologies, Inc.*	1,561
1,324	Mentor Graphics Corp.*	14,888
78	Mercury Computer Systems, Inc.*	1,389
155	Meru Networks, Inc.*	2,150
619	Methode Electronics, Inc.	6,320
1,461	Micrel, Inc.	18,087
906	Microsemi Corp.*	20,059
259	MicroStrategy, Inc., Class A*	22,416
211	Microtune, Inc.*	616
2,549	Microvision, Inc.*	3,594
917	Mindspeed Technologies, Inc.*	5,713
1,320	MIPS Technologies, Inc.*	17,939
600	MKS Instruments, Inc.*	12,222
74	ModusLink Global Solutions, Inc.*	496
2,137	MoneyGram International, Inc.*	5,236
929	Monolithic Power Systems, Inc.*	14,985
640	Monotype Imaging Holdings, Inc.*	7,168
779	MoSys, Inc.*	3,178
116	Motricity, Inc.*	3,450
4,480	Move, Inc.*	11,334
470	MTS Systems Corp.	18,010
263	Multi-Fineline Electronix, Inc.*	6,128
512	Nanometrics, Inc.*	6,067
190	NCI, Inc., Class A*	4,174
1,011	Netgear, Inc.*	32,130
1,799	Netlogic Microsystems, Inc.*	56,129
878	Netscout Systems, Inc.*	19,395
526	NetSuite, Inc.*	13,055
1,035	Network Engines, Inc.*	1,594
863	Network Equipment Technologies, Inc.*	3,504
322	Newport Corp.*	4,679
1,604	NIC, Inc.	13,393
91	Novatel Wireless, Inc.*	893
135	NVE Corp.*	6,884
361	Occam Networks, Inc.*	2,686
1,419	Oclaro, Inc.*	13,764
1,143	Omnivision Technologies, Inc.*	32,335
262	Online Resources Corp.*	1,134
454	OpenTable, Inc.*	32,933
2,409	Openwave Systems, Inc.*	5,758
215	Oplink Communications, Inc.*	3,717
382	Opnet Technologies, Inc.	9,290
346	OSI Systems, Inc.*	12,065
3,335	Parametric Technology Corp.*	71,436
366	Park Electrochemical Corp.	10,028
649	PDF Solutions, Inc.*	2,590
465	Pegasystems, Inc.	14,392
454	Perficient, Inc.*	5,121
84	Pericom Semiconductor Corp.*	839
1,386	Plantronics, Inc.	49,577
1,159	Plexus Corp.*	31,449
1,064	PLX Technology, Inc.*	3,575
708	Power Integrations, Inc.	28,525
2,006	Power-One, Inc.*	18,957
788	Presstek, Inc.*	1,458
1,212	Progress Software Corp.*	46,747
556	PROS Holdings, Inc.*	5,310
1,185	Pulse Electronics Corp.	4,859
368	QAD, Inc.*	1,733
294	QLIK Technologies, Inc.*	6,930
5,609	Quantum Corp.*	20,361
1,562	Quest Software, Inc.*	39,519
289	QuinStreet, Inc.*	5,780
2,785	Rackspace Hosting, Inc.*	81,238
949	Radiant Systems, Inc.*	17,129
504	Radisys Corp.*	4,551
193	RealD, Inc.*	5,497
311	RealPage, Inc.*	8,521
378	Renaissance Learning, Inc.	4,449
7,711	RF Micro Devices, Inc.*	54,054
118	Richardson Electronics Ltd.	1,264
622	RightNow Technologies, Inc.*	15,755
3,624	Riverbed Technology, Inc.*	122,890
371	Rofin-Sinar Technologies, Inc.*	10,651
150	Rogers Corp.*	4,949
301	Rosetta Stone, Inc.*	6,318
455	Rubicon Technology, Inc.*	9,983
841	Rudolph Technologies, Inc.*	6,274
804	Saba Software, Inc.*	4,848
2,284	Sanmina-SCI Corp.*	23,868
2,961	Sapient Corp.	35,325
1,077	SAVVIS, Inc.*	27,065
379	Seachange International, Inc.*	3,047
1,784	Semtech Corp.*	41,728
1,293	ShoreTel, Inc.*	9,180
134	Sigma Designs, Inc.*	1,608
59	Silicon Graphics International Corp.*	454
1,680	Silicon Image, Inc.*	12,886
898	SMART Modular Technologies (WWH), Inc.*	5,029
769	Smith Micro Software, Inc.*	11,489
1,004	SolarWinds, Inc.*	17,931
940	Sonic Solutions, Inc.*	9,381
4,928	Sonus Networks, Inc.*	13,207
789	Sourcefire, Inc.*	21,406
373	Spansion, Inc., Class A*	7,374
138	Spectrum Control, Inc.*	2,107
135	SPS Commerce, Inc.*	1,601

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
100	SRA International, Inc., Class A*	$1,962
338	SRS Labs, Inc.*	2,880
359	SS&C Technologies Holdings, Inc.*	6,968
303	Stamps.com, Inc.	3,987
199	Standard Microsystems Corp.*	5,423
1,170	STEC, Inc.*	19,884
589	Stratasys, Inc.*	19,920
96	Stream Global Services, Inc.*	369
1,808	SuccessFactors, Inc.*	54,547
702	Super Micro Computer, Inc.*	7,231
282	Supertex, Inc.*	7,053
1,341	Support.com, Inc.*	8,676
973	Synaptics, Inc.*	27,731
584	Synchronoss Technologies, Inc.*	15,178
378	Syntel, Inc.	18,046
186	Take-Two Interactive Software, Inc.*	2,058
1,142	Taleo Corp., Class A*	35,059
297	TechTarget, Inc.*	1,767
259	Tekelec*	3,199
534	TeleCommunication Systems, Inc., Class A*	2,488
231	TeleNav, Inc.*	1,506
821	TeleTech Holdings, Inc.*	15,566
1,673	Terremark Worldwide, Inc.*	20,017
84	Tessco Technologies, Inc.	1,278
834	Tessera Technologies, Inc.*	16,605
722	THQ, Inc.*	3,682
4,773	TIBCO Software, Inc.*	93,742
190	Tier Technologies, Inc.*	931
3,317	TiVo, Inc.*	27,266
749	TNS, Inc.*	14,396
159	Travelzoo, Inc.*	6,835
175	Trident Microsystems, Inc.*	324
4,459	TriQuint Semiconductor, Inc.*	53,107
536	TTM Technologies, Inc.*	7,105
889	Tyler Technologies, Inc.*	18,144
716	Ultimate Software Group, Inc.*	31,411
622	Ultra Clean Holdings*	4,876
555	Ultratech, Inc.*	10,195
495	Unisys Corp.*	11,192
538	United Online, Inc.	3,424
865	Universal Display Corp.*	21,417
1,820	ValueClick, Inc.*	28,283
625	VASCO Data Security International, Inc.*	5,400
1,165	Veeco Instruments, Inc.*	51,237
2,455	VeriFone Systems, Inc.*	85,311
347	Viasat, Inc.*	14,352
90	Viasystems Group, Inc.*	1,562
1,013	VirnetX Holding Corp.	14,060
211	Virtusa Corp.*	2,878
481	Vocus, Inc.*	11,775
712	Volterra Semiconductor Corp.*	16,034
2,301	Wave Systems Corp., Class A*	6,075
1,241	Websense, Inc.*	25,726
1,114	Wright Express Corp.*	47,980
866	Xyratex Ltd.*	13,232
1,603	Zix Corp.*	6,156
146	Zoran Corp.*	1,004
77	Zygo Corp.*	882
		4,490,813
	Materials - 3.2%

47	A. Schulman, Inc.	952
53	AEP Industries, Inc.*	1,275
2,151	Allied Nevada Gold Corp.*	57,518
685	AMCOL International Corp.	19,132
393	Arch Chemicals, Inc.	13,645
810	Balchem Corp.	25,078
45	Brush Engineered Materials, Inc.*	1,584
1,614	Calgon Carbon Corp.*	22,548
1,759	Capital Gold Corp.*	8,109
244	Clearwater Paper Corp.*	19,642
164	Coeur d’Alene Mines Corp.*	3,993
308	Deltic Timber Corp.	16,019
1,084	Ferro Corp.*	15,469
1,847	General Moly, Inc.*	10,195
1,762	Globe Specialty Metals, Inc.	28,562
7,407	Golden Star Resources Ltd.*	31,998
37	Graham Packaging Co., Inc.*	466
97	H.B. Fuller Co.	2,034
207	Hawkins, Inc.	9,011
45	Haynes International, Inc.	1,740
63	Horsehead Holding Corp.*	733
156	Innophos Holdings, Inc.	5,313
2,415	Jaguar Mining, Inc.*	15,987
150	KMG Chemicals, Inc.	2,145
590	Koppers Holdings, Inc.	16,874
274	Kraton Performance Polymers, Inc.*	7,804
125	Landec Corp.*	783
492	LSB Industries, Inc.*	11,346
173	Metals USA Holdings Corp.*	2,358
43	Minerals Technologies, Inc.	2,616
325	Molycorp, Inc.*	9,431
208	Neenah Paper, Inc.	3,831
297	NewMarket Corp.	37,363
61	NL Industries, Inc.	717
330	Noranda Aluminum Holding Corp.*	3,924
1,319	Olin Corp.	24,098
1,282	Omnova Solutions, Inc.*	11,256
1,863	PolyOne Corp.*	23,213
234	Quaker Chemical Corp.	8,887
383	Rock-Tenn Co., Class A	20,716
1,112	Rockwood Holdings, Inc.*	42,445
114	RTI International Metals, Inc.*	3,234
528	Schweitzer-Mauduit International, Inc.	33,164
1,109	Senomyx, Inc.*	6,255
764	Silgan Holdings, Inc.	26,159
3,486	Solutia, Inc.*	74,531
412	Spartech Corp.*	3,918
224	Stepan Co.	15,803
1,277	Stillwater Mining Co.*	24,161
815	STR Holdings, Inc.*	14,629
426	Thompson Creek Metals Co., Inc.*	5,176
2,561	U.S. Gold Corp.*	16,800
75	United States Lime & Minerals, Inc.*	3,075
422	Verso Paper Corp.*	1,481
189	Wausau Paper Corp.	1,457
976	Worthington Industries, Inc.	15,636
330	WR Grace & Co.*	11,045
623	Zep, Inc.	11,307
		808,641
	Telecommunication Services - 0.9%

647	AboveNet, Inc.*	37,979
1,280	Alaska Communications Systems Group, Inc.	13,491
253	Atlantic Tele-Network, Inc.	8,675
770	Cbeyond, Inc.*	10,149
1,635	Cincinnati Bell, Inc.*	3,989
1,289	Cogent Communications Group, Inc.*	15,571

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
553	Consolidated Communications Holdings, Inc.	$10,186
526	Global Crossing Ltd.*	7,033
1,656	ICO Global Communications Holdings Ltd.*	2,501
949	Neutral Tandem, Inc.*	13,637
845	NTELOS Holdings Corp.	14,348
2,470	PAETEC Holding Corp.*	9,139
644	Shenandoah Telecommunications Co.	11,264
2,003	Syniverse Holdings, Inc.*	61,212
365	USA Mobility, Inc.	6,212
1,252	Vonage Holdings Corp.*	3,030
		228,416
	Utilities - 0.1%

408	American DG Energy, Inc.*	1,163
349	Cadiz, Inc.*	3,937
58	Otter Tail Corp.	1,192
151	South Jersey Industries, Inc.	7,730
		14,022
	Total Common Stocks (Cost $12,913,424)	16,149,686

No. of
Warrants
	Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 9.4%
	Federal Home Loan Bank
$794,810	0.07%, due 12/01/10	794,810
1,531,299	0.09%, due 12/06/10	1,531,299
	Total U.S. Government & Agency Securities (Cost $2,326,109)	2,326,109

	Repurchase Agreements (a)(b) - 21.5%
5,360,148	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $5,360,220	5,360,148
	Total Repurchase Agreements (Cost $5,360,148)	5,360,148
	Total Investment Securities (Cost $20,599,681) — 95.7%	23,835,943
	Other assets less liabilities — 4.3%	1,071,416
	Net Assets — 100.0%	$24,907,359

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $4,365,075.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                     Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,482,619
Aggregate gross unrealized depreciation	(1,211,743)
Net unrealized appreciation	$2,270,876
Federal income tax cost of investments	$21,565,067

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$244,546	$(487)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	10,905,999	(73,417)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	16,318,711	596,166

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	6,191,763	525,714

		$1,047,976

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Consumer Services

Shares		Value
	Common Stocks (a) - 31.4%
	Airlines - 0.8%

75	Alaska Air Group, Inc.*	$4,125
688	AMR Corp.*	5,889
1,627	Delta Air Lines, Inc.*	22,258
507	JetBlue Airways Corp.*	3,443
116	Skywest, Inc.	1,878
1,535	Southwest Airlines Co.	20,446
650	United Continental Holdings, Inc.*	17,992
333	US Airways Group, Inc.*	3,716
		79,747
	Commercial Services & Supplies - 0.1%

154	Copart, Inc.*	5,464
106	Rollins, Inc.	2,864
		8,328
	Diversified Consumer Services - 0.5%

273	Apollo Group, Inc., Class A*	9,282
135	Career Education Corp.*	2,402
182	Corinthian Colleges, Inc.*	752
128	DeVry, Inc.	5,496
649	H&R Block, Inc.	8,171
127	Hillenbrand, Inc.	2,452
73	ITT Educational Services, Inc.*	4,270
62	Matthews International Corp., Class A	2,014
119	Regis Corp.	2,120
511	Service Corp. International	4,119
140	Sotheby’s	5,615
28	Strayer Education, Inc.	3,804
71	Weight Watchers International, Inc.	2,431
		52,928
	Electronic Equipment, Instruments & Components - 0.1%

112	Dolby Laboratories, Inc., Class A*	7,088

	Food & Staples Retailing - 5.5%

112	BJ’s Wholesale Club, Inc.*	5,131
76	Casey’s General Stores, Inc.	3,021
911	Costco Wholesale Corp.	61,593
2,818	CVS Caremark Corp.	87,358
1,243	Kroger Co. (The)	29,273
1,252	Rite Aid Corp.*	1,176
87	Ruddick Corp.	3,198
788	Safeway, Inc.	18,116
439	SUPERVALU, Inc.	3,969
1,220	Sysco Corp.	35,404
84	United Natural Foods, Inc.*	3,145
2,025	Walgreen Co.	70,571
4,355	Wal-Mart Stores, Inc.	235,562
278	Whole Foods Market, Inc.*	13,127
		570,644
	Health Care Providers & Services - 0.9%

577	AmerisourceBergen Corp.	17,800
746	Cardinal Health, Inc.	26,543
46	Chemed Corp.	2,803
537	McKesson Corp.	34,314
246	Omnicare, Inc.	5,673
177	VCA Antech, Inc.*	3,867
		91,000
	Hotels, Restaurants & Leisure - 5.4%

112	Bally Technologies, Inc.*	4,387
64	Bob Evans Farms, Inc.	1,993
116	Boyd Gaming Corp.*	1,037
210	Brinker International, Inc.	4,292
852	Carnival Corp.	35,196
44	CEC Entertainment, Inc.*	1,651
118	Cheesecake Factory, Inc. (The)*	3,761
65	Chipotle Mexican Grill, Inc.*	16,802
67	Choice Hotels International, Inc.	2,496
49	Cracker Barrel Old Country Store, Inc.	2,580
287	Darden Restaurants, Inc.	14,049
71	Gaylord Entertainment Co.*	2,437
75	Hyatt Hotels Corp., Class A*	3,140
615	International Game Technology	9,520
59	International Speedway Corp., Class A	1,398
83	Interval Leisure Group, Inc.*	1,375
113	Jack in the Box, Inc.*	2,273
894	Las Vegas Sands Corp.*	44,772
87	Life Time Fitness, Inc.*	3,431
651	Marriott International, Inc., Class A	25,526
2,205	McDonald’s Corp.	172,652
658	MGM Resorts International*	8,047
171	Orient-Express Hotels Ltd., Class A*	1,979
45	P.F. Chang’s China Bistro, Inc.	2,274
62	Panera Bread Co., Class A*	6,215
42	Papa John’s International, Inc.*	1,076
138	Penn National Gaming, Inc.*	4,845
123	Pinnacle Entertainment, Inc.*	1,638
277	Royal Caribbean Cruises Ltd.*	11,149
140	Scientific Games Corp., Class A*	1,127
126	Sonic Corp.*	1,179
1,538	Starbucks Corp.	47,063
362	Starwood Hotels & Resorts Worldwide, Inc.	20,576
75	Vail Resorts, Inc.*	3,396
679	Wendy’s/Arby’s Group, Inc., Class A	3,239
121	WMS Industries, Inc.*	5,366
369	Wyndham Worldwide Corp.	10,609
180	Wynn Resorts Ltd.	18,198
966	Yum! Brands, Inc.	48,377
		551,121
	Internet & Catalog Retail - 2.1%

718	Amazon.com, Inc.*	125,937
432	Expedia, Inc.	11,374
82	HSN, Inc.*	2,325
1,169	Liberty Media Corp. - Interactive, Class A*	18,073
93	NetFlix, Inc.*	19,149
100	priceline.com, Inc.*	39,405
		216,263
	Internet Software & Services - 0.8%

2,322	eBay, Inc.*	67,640
124	GSI Commerce, Inc.*	2,957
169	ValueClick, Inc.*	2,626
99	WebMD Health Corp.*	5,083
		78,306
	IT Services - 0.0%

166	Acxiom Corp.*	2,824

	Media - 7.4%

55	Arbitron, Inc.	1,607
519	Cablevision Systems Corp., Class A	16,437

See accompanying notes to the financial statements.

Shares		Value
1,293	CBS Corp., Class B	$21,774
4,261	Comcast Corp., Class A	85,220
1,507	Comcast Corp., Special, Class A	28,588
110	CTC Media, Inc.	2,476
1,796	DIRECTV, Class A*	74,588
282	Discovery Communications, Inc., Class A*	11,500
295	Discovery Communications, Inc., Class C*	10,475
431	DISH Network Corp., Class A*	7,926
130	DreamWorks Animation SKG, Inc., Class A*	4,029
490	Gannett Co., Inc.	6,424
1,006	Interpublic Group of Cos., Inc. (The)*	10,714
106	John Wiley & Sons, Inc., Class A	4,399
120	Lamar Advertising Co., Class A*	4,410
233	Liberty Global, Inc., Class A*	8,216
238	Liberty Global, Inc., Class C*	8,006
171	Liberty Media Corp. - Capital, Class A*	9,846
101	Liberty Media Corp. - Starz, Class A*	6,347
304	Live Nation Entertainment, Inc.*	3,271
129	Madison Square Garden, Inc., Class A*	2,830
641	McGraw-Hill Cos., Inc. (The)	22,108
74	Meredith Corp.	2,488
45	Morningstar, Inc.*	2,268
201	New York Times Co. (The), Class A*	1,807
3,755	News Corp., Class A	51,218
900	News Corp., Class B	13,707
624	Omnicom Group, Inc.	28,355
164	Regal Entertainment Group, Class A	2,214
57	Scholastic Corp.	1,602
185	Scripps Networks Interactive, Inc., Class A	9,426
730	Time Warner Cable, Inc.	44,924
2,326	Time Warner, Inc.	68,594
104	Valassis Communications, Inc.*	3,385
1,150	Viacom, Inc., Class B	43,505
3,677	Walt Disney Co. (The)	134,247
13	Washington Post Co. (The), Class B	4,901
		763,832
	Multiline Retail - 2.0%

94	99 Cents Only Stores*	1,477
170	Big Lots, Inc.*	5,210
98	Dillard’s, Inc., Class A	3,056
262	Dollar Tree, Inc.*	14,397
264	Family Dollar Stores, Inc.	13,253
430	J.C. Penney Co., Inc.	14,306
593	Kohl’s Corp.*	33,457
868	Macy’s, Inc.	22,290
352	Nordstrom, Inc.	15,066
246	Saks, Inc.*	2,740
98	Sears Holdings Corp.*	6,419
1,387	Target Corp.	78,976
		210,647
	Professional Services - 0.1%

105	Dun & Bradstreet Corp.	7,910
96	IHS, Inc., Class A*	6,943
		14,853
	Road & Rail - 0.1%

210	Avis Budget Group, Inc.*	2,791
383	Hertz Global Holdings, Inc.*	4,695
		7,486
	Software - 0.1%

88	Factset Research Systems, Inc.	7,803

	Specialty Retail - 5.5%

144	Aaron’s, Inc.	2,874
181	Abercrombie & Fitch Co., Class A	9,095
181	Advance Auto Parts, Inc.	11,944
196	Aeropostale, Inc.*	5,298
425	American Eagle Outfitters, Inc.	7,012
122	AnnTaylor Stores Corp.*	3,283
147	AutoNation, Inc.*	3,841
60	AutoZone, Inc.*	15,565
84	Barnes & Noble, Inc.	1,178
542	Bed Bath & Beyond, Inc.*	23,707
703	Best Buy Co., Inc.	30,032
56	Buckle, Inc. (The)	2,136
461	CarMax, Inc.*	15,167
57	Cato Corp. (The), Class A	1,627
370	Chico’s FAS, Inc.	4,459
58	Children’s Place Retail Stores, Inc. (The)*	3,011
132	Collective Brands, Inc.*	2,229
188	Dick’s Sporting Goods, Inc.*	6,431
144	Dress Barn, Inc. (The)*	3,557
322	Foot Locker, Inc.	6,076
317	GameStop Corp., Class A*	6,315
769	Gap, Inc. (The)	16,426
47	Genesco, Inc.*	1,808
52	Group 1 Automotive, Inc.	2,014
134	Guess?, Inc.	6,331
3,516	Home Depot, Inc.	106,218
125	J. Crew Group, Inc.*	5,465
569	Limited Brands, Inc.	19,158
2,987	Lowe’s Cos., Inc.	67,805
109	Men’s Wearhouse, Inc. (The)	3,109
565	Office Depot, Inc.*	2,458
177	OfficeMax, Inc.*	3,025
282	O’Reilly Automotive, Inc.*	16,971
244	PetSmart, Inc.	9,238
259	RadioShack Corp.	4,779
138	Rent-A-Center, Inc.	3,842
254	Ross Stores, Inc.	16,480
197	Sally Beauty Holdings, Inc.*	2,709
178	Signet Jewelers Ltd.*	7,090
1,512	Staples, Inc.	33,279
260	Tiffany & Co.	16,146
844	TJX Cos., Inc.	38,495
150	Tractor Supply Co.	6,370
275	Urban Outfitters, Inc.*	10,392
200	Williams-Sonoma, Inc.	6,654
		571,099
	Total Common Stocks
	(Cost $3,105,508)	3,233,969

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 20.0%
	Federal Home Loan Bank
$1,329,049	0.07%, due 12/01/10	$1,329,049
738,468	0.09%, due 12/06/10	738,468
	Total U.S. Government & Agency Securities (Cost $2,067,517)	2,067,517

	Repurchase Agreements (a)(b) - 45.2%
4,661,189	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $4,661,236	4,661,189
	Total Repurchase Agreements
	(Cost $4,661,189)	4,661,189
	Total Investment Securities
	(Cost $9,834,214) — 96.6%	9,962,675
	Other assets less liabilities — 3.4%	345,792
	Net Assets — 100.0%	$10,308,467

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $3,323,233.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(557,240)
Net unrealized depreciation	$(557,240)
Federal income tax cost of investments	$10,519,915

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,910,916	$41,082

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,588,454	(17,868)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,668,628	(65,995)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	1,948,127	438,667

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,296,028	(31,659)

		$364,227

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) - 71.6%
	Capital Markets - 10.7%

21,519	Affiliated Managers Group, Inc.*	$1,880,976
105,746	Ameriprise Financial, Inc.	5,481,873
508,966	Bank of New York Mellon Corp. (The)	13,736,992
38,140	BlackRock, Inc.	6,216,820
407,543	Charles Schwab Corp. (The)	6,125,371
84,498	E*Trade Financial Corp.*	1,246,346
49,722	Eaton Vance Corp.	1,477,738
43,325	Federated Investors, Inc., Class B	1,027,236
65,602	Franklin Resources, Inc.	7,484,532
181,542	Goldman Sachs Group, Inc. (The)	28,345,968
12,406	Greenhill & Co., Inc.	929,706
197,172	Invesco Ltd.	4,286,519
18,307	Investment Technology Group, Inc.*	269,113
77,358	Janus Capital Group, Inc.	807,618
47,210	Jefferies Group, Inc.	1,140,121
14,949	KBW, Inc.	347,116
39,803	Knight Capital Group, Inc., Class A*	523,011
60,573	Legg Mason, Inc.	1,975,891
62,249	MF Global Holdings Ltd.*	488,655
537,321	Morgan Stanley	13,142,872
101,674	Northern Trust Corp.	5,114,202
18,961	optionsXpress Holdings, Inc.*	327,836
8,337	Piper Jaffray Cos.*	249,860
41,663	Raymond James Financial, Inc.	1,194,895
65,649	SEI Investments Co.	1,482,354
208,272	State Street Corp.	8,997,350
14,962	Stifel Financial Corp.*	775,480
109,086	T. Rowe Price Group, Inc.	6,362,986
97,658	TD Ameritrade Holding Corp.	1,634,795
36,249	Waddell & Reed Financial, Inc., Class A	1,116,469
		124,190,701
	Commercial Banks - 12.7%

72,837	Associated Banc-Corp	931,949
32,847	BancorpSouth, Inc.	422,084
20,096	Bank of Hawaii Corp.	870,157
291,249	BB&T Corp.	6,756,977
11,248	BOK Financial Corp.	525,282
125,011	CapitalSource, Inc.	807,571
33,065	Cathay General Bancorp	446,708
74,669	CIT Group, Inc.*	2,946,439
20,112	City National Corp./CA	1,080,417
74,265	Comerica, Inc.	2,709,930
31,143	Commerce Bancshares, Inc./MO	1,169,420
23,915	Cullen/Frost Bankers, Inc.	1,280,409
62,314	East West Bancorp, Inc.	1,080,525
334,974	Fifth Third Bancorp	4,002,939
8,711	First Financial Bankshares, Inc.	421,351
97,207	First Horizon National Corp.*	930,271
31,194	First Midwest Bancorp, Inc./IL	292,288
45,383	FirstMerit Corp.	790,799
47,997	FNB Corp./PA	420,934
83,071	Fulton Financial Corp.	718,564
29,668	Glacier Bancorp, Inc.	395,474
13,314	Hancock Holding Co.	419,391
301,171	Huntington Bancshares, Inc./OH	1,757,333
11,269	Iberiabank Corp.	568,070
24,544	International Bancshares Corp.	422,157
370,025	KeyCorp	2,786,288
46,970	M&T Bank Corp.	3,614,811
220,999	Marshall & Ilsley Corp.	1,058,585
22,115	MB Financial, Inc.	314,696
52,946	National Penn Bancshares, Inc.	355,268
36,718	Old National Bancorp/IN	378,563
13,177	PacWest Bancorp	224,009
5,211	Park National Corp.	352,055
221,566	PNC Financial Services Group, Inc.	11,931,329
430,742	Popular, Inc.*	1,240,537
25,860	PrivateBancorp, Inc.	314,458
19,398	Prosperity Bancshares, Inc.	631,211
528,977	Regions Financial Corp.	2,845,896
43,120	Sterling Bancshares, Inc./TX	255,917
210,092	SunTrust Banks, Inc.	4,907,749
54,601	Susquehanna Bancshares, Inc.	439,538
17,427	SVB Financial Group*	782,995
277,921	Synovus Financial Corp.	564,180
56,453	TCF Financial Corp.	768,325
23,712	Trustmark Corp.	506,014
805,292	U.S. Bancorp	19,149,844
13,748	UMB Financial Corp.	512,800
47,723	Umpqua Holdings Corp.	505,387
18,155	United Bankshares, Inc.	475,843
68,283	Valley National Bancorp	867,194
27,741	Webster Financial Corp.	457,727
2,063,940	Wells Fargo & Co.	56,159,807
12,224	Westamerica Bancorp.	597,509
40,620	Whitney Holding Corp./LA	381,422
38,410	Wilmington Trust Corp.	150,567
13,093	Wintrust Financial Corp.	375,114
73,012	Zions Bancorp.	1,420,083
		147,493,160
	Consumer Finance - 2.9%

448,422	American Express Co.	19,380,799
192,213	Capital One Financial Corp.	7,156,090
229,039	Discover Financial Services	4,186,833
204,599	SLM Corp.*	2,363,118
		33,086,840
	Diversified Financial Services - 14.6%

4,185,554	Bank of America Corp.	45,831,816
10,008,816	Citigroup, Inc.*	42,037,027
28,311	CME Group, Inc.	8,155,267
31,009	IntercontinentalExchange, Inc.*	3,494,714
1,673,369	JPMorgan Chase & Co.	62,550,533
85,931	Moody’s Corp.	2,305,529
49,487	MSCI, Inc., Class A*	1,685,527
67,125	NASDAQ OMX Group, Inc. (The)*	1,440,503
109,086	NYSE Euronext	2,980,230
		170,481,146
	Insurance - 15.5%

142,640	ACE Ltd.	8,347,293
196,322	Aflac, Inc.	10,110,583
3,043	Alleghany Corp.*	916,704
17,182	Allied World Assurance Co. Holdings Ltd.	1,009,271
212,379	Allstate Corp. (The)	6,182,353
33,054	American Financial Group, Inc./OH	1,017,072

See accompanying notes to the financial statements.

Shares		Value
49,751	American International Group, Inc.*	$2,054,219
6,039	American National Insurance Co.	480,221
124,209	AON Corp.	4,983,265
20,920	Arch Capital Group Ltd.*	1,889,076
13,077	Argo Group International Holdings Ltd.	482,280
44,312	Arthur J. Gallagher & Co.	1,244,281
30,604	Aspen Insurance Holdings Ltd.	884,456
44,879	Assurant, Inc.	1,582,882
70,986	Assured Guaranty Ltd.	1,207,472
50,532	Axis Capital Holdings Ltd.	1,785,801
354,242	Berkshire Hathaway, Inc., Class B*	28,226,003
48,445	Brown & Brown, Inc.	1,107,937
132,491	Chubb Corp.	7,553,312
63,973	Cincinnati Financial Corp.	1,928,466
95,125	CNO Financial Group, Inc.*	556,481
20,382	Delphi Financial Group, Inc., Class A	523,410
19,585	Endurance Specialty Holdings Ltd.	863,894
12,066	Erie Indemnity Co., Class A	759,675
22,316	Everest Re Group Ltd.	1,863,163
97,144	Fidelity National Financial, Inc., Class A	1,311,444
50,855	First American Financial Corp.	720,615
205,773	Genworth Financial, Inc., Class A*	2,399,313
18,887	Hanover Insurance Group, Inc. (The)	855,203
187,048	Hartford Financial Services Group, Inc.	4,163,688
48,427	HCC Insurance Holdings, Inc.	1,359,830
16,449	Horace Mann Educators Corp.	268,612
132,585	Lincoln National Corp.	3,166,130
143,193	Loews Corp.	5,356,850
4,124	Markel Corp.*	1,457,793
227,787	Marsh & McLennan Cos., Inc.	5,712,898
65,664	MBIA, Inc.*	655,983
11,083	Mercury General Corp.	475,904
244,009	MetLife, Inc.	9,308,943
29,493	Montpelier Re Holdings Ltd.	580,422
101,323	Old Republic International Corp.	1,282,749
29,925	PartnerRe Ltd.	2,319,188
19,162	Platinum Underwriters Holdings Ltd.	828,373
126,464	Principal Financial Group, Inc.	3,444,879
13,396	ProAssurance Corp.*	793,445
262,909	Progressive Corp. (The)	5,347,569
36,058	Protective Life Corp.	848,084
194,170	Prudential Financial, Inc.	9,840,536
30,641	Reinsurance Group of America, Inc.	1,529,905
23,111	RenaissanceRe Holdings Ltd.	1,393,131
7,387	RLI Corp.	428,298
22,226	Selective Insurance Group, Inc.	366,729
19,946	StanCorp Financial Group, Inc.	829,754
34,044	Torchmark Corp.	1,956,509
16,398	Tower Group, Inc.	421,757
27,087	Transatlantic Holdings, Inc.	1,370,602
197,953	Travelers Cos., Inc. (The)	10,687,482
19,233	Unitrin, Inc.	455,053
137,636	Unum Group	2,957,798
37,577	Validus Holdings Ltd.	1,097,624
54,634	W. R. Berkley Corp.	1,458,181
2,914	White Mountains Insurance Group Ltd.	925,195
70,900	Willis Group Holdings plc	2,256,747
144,113	XL Group plc	2,833,262
		181,026,048
	IT Services - 2.6%

43,897	Mastercard, Inc., Class A	10,404,906
208,477	Visa, Inc., Class A	15,396,026
278,036	Western Union Co. (The)	4,904,555
		30,705,487
	Professional Services - 0.2%

53,194	Equifax, Inc.	1,841,044

	Real Estate Investment Trusts - 10.7%

21,054	Alexandria Real Estate Equities, Inc.	1,405,354
70,828	AMB Property Corp.	2,066,761
27,249	American Campus Communities, Inc.	856,709
261,004	Annaly Capital Management, Inc.	4,747,663
49,214	Apartment Investment & Management Co., Class A	1,187,042
35,867	AvalonBay Communities, Inc.	3,957,206
47,279	BioMed Realty Trust, Inc.	833,529
58,361	Boston Properties, Inc.	4,890,652
55,333	Brandywine Realty Trust	611,983
26,863	BRE Properties, Inc.	1,156,989
28,220	Camden Property Trust	1,441,195
58,067	CBL & Associates Properties, Inc.	958,105
424,260	Chimera Investment Corp.	1,697,040
30,008	Colonial Properties Trust	540,144
26,942	CommonWealth REIT	674,358
24,793	Corporate Office Properties Trust	840,731
88,933	DCT Industrial Trust, Inc.	439,329
79,584	Developers Diversified Realty Corp.	1,021,063
65,109	DiamondRock Hospitality Co.*	685,598
36,672	Digital Realty Trust, Inc.	1,926,013
51,147	Douglas Emmett, Inc.	854,155
103,964	Duke Realty Corp.	1,157,119
24,949	DuPont Fabros Technology, Inc.	563,598
11,347	EastGroup Properties, Inc.	452,405
19,583	Entertainment Properties Trust	906,693
12,790	Equity Lifestyle Properties, Inc.	689,125
119,165	Equity Residential	5,955,867
12,678	Essex Property Trust, Inc.	1,405,229
25,652	Federal Realty Investment Trust	1,985,208
30,330	Franklin Street Properties Corp.	389,134
15,551	Hatteras Financial Corp.	481,770
129,721	HCP, Inc.	4,271,712
51,807	Health Care REIT, Inc.	2,397,628
26,811	Healthcare Realty Trust, Inc.	553,379
30,154	Highwoods Properties, Inc.	919,999
15,789	Home Properties, Inc.	846,132
51,956	Hospitality Properties Trust	1,149,267
277,229	Host Hotels & Resorts, Inc.	4,568,734
22,026	Kilroy Realty Corp.	751,527
169,206	Kimco Realty Corp.	2,818,972
29,407	LaSalle Hotel Properties	699,887

See accompanying notes to the financial statements.

Shares		Value
45,868	Lexington Realty Trust	$360,064
47,705	Liberty Property Trust	1,495,075
54,645	Macerich Co. (The)	2,532,249
33,355	Mack-Cali Realty Corp.	1,059,021
118,090	MFA Financial, Inc.	962,433
13,814	Mid-America Apartment Communities, Inc.	847,765
35,090	National Retail Properties, Inc.	912,691
52,136	Nationwide Health Properties, Inc.	1,879,503
39,165	Omega Healthcare Investors, Inc.	826,773
68,572	Plum Creek Timber Co., Inc.	2,471,335
20,408	Post Properties, Inc.	695,301
16,830	Potlatch Corp.	533,174
232,918	ProLogis	3,030,263
59,391	Public Storage	5,737,171
33,466	Rayonier, Inc.	1,705,427
43,919	Realty Income Corp.	1,495,442
29,365	Redwood Trust, Inc.	406,118
34,454	Regency Centers Corp.	1,402,967
53,480	Senior Housing Properties Trust	1,194,208
123,334	Simon Property Group, Inc.	12,148,399
32,838	SL Green Realty Corp.	2,147,605
41,280	Sunstone Hotel Investors, Inc.*	392,986
16,967	Tanger Factory Outlet Centers	814,077
22,996	Taubman Centers, Inc.	1,115,996
68,302	UDR, Inc.	1,523,135
65,919	Ventas, Inc.	3,379,667
75,872	Vornado Realty Trust	6,189,638
26,317	Washington Real Estate Investment Trust	807,406
50,370	Weingarten Realty Investors	1,193,769
		125,014,662
	Real Estate Management & Development - 0.6%

109,106	Brookfield Properties Corp.	1,764,244
123,848	CB Richard Ellis Group, Inc., Class A*	2,376,643
50,889	Forest City Enterprises, Inc., Class A*	781,146
15,039	Forestar Group, Inc.*	271,003
17,708	Jones Lang LaSalle, Inc.	1,413,453
38,630	St. Joe Co. (The)*	679,888
		7,286,377
	Thrifts & Mortgage Finance - 1.1%

37,165	Astoria Financial Corp.	447,467
8,946	Capitol Federal Financial	208,889
87,792	First Niagara Financial Group, Inc.	1,087,304
205,466	Hudson City Bancorp, Inc.	2,332,039
84,430	MGIC Investment Corp.*	719,344
183,394	New York Community Bancorp, Inc.	3,081,019
41,265	NewAlliance Bancshares, Inc.	550,475
157,588	People’s United Financial, Inc.	1,952,515
23,842	Provident Financial Services, Inc.	328,543
56,009	Radian Group, Inc.	397,104
39,152	TFS Financial Corp.	320,263
32,382	TrustCo Bank Corp NY	181,663
47,292	Washington Federal, Inc.	698,030
		12,304,655
	Total Common Stocks
	(Cost $828,722,632)	833,430,120

Principal Amount
	U.S. Government & Agency Securities (a) - 9.6%
	Federal Home Loan Bank
$37,030,551	0.07%, due 12/01/10	37,030,551
74,786,411	0.09%, due 12/06/10	74,786,411
	Total U.S. Government & Agency Securities (Cost $111,816,962)	111,816,962

	Repurchase Agreements (a)(b) - 22.1%
257,859,107	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $257,862,612	257,859,107
	Total Repurchase Agreements
	(Cost $257,859,107)	257,859,107
	Total Investment Securities
	(Cost $1,198,398,701) — 103.3%	1,203,106,189
	Liabilities in excess of other assets — (3.3%)	(38,140,746)
	Net Assets — 100.0%	$1,164,965,443

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $595,929,586.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,664,358
Aggregate gross unrealized depreciation	(189,741,047)
Net unrealized depreciation	$(19,076,689)
Federal income tax cost of investments	$1,222,182,878

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$63,630,533	$(6,000,126)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	22,115,672	(7,997,721)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	115,324,059	(7,829,342)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	126,060,730	(2,425,300)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	264,264,157	(3,216,965)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	124,275,669	3,108,056

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	785,192,062	(13,761,754)

		$(38,123,152)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) - 37.1%
	Aerospace & Defense - 6.7%

244	AAR Corp.*	$5,993
188	Alliant Techsystems, Inc.*	13,895
589	BE Aerospace, Inc.*	20,910
4,012	Boeing Co. (The)	255,845
153	Ceradyne, Inc.*	4,042
284	Curtiss-Wright Corp.	8,824
181	Esterline Technologies Corp.*	10,657
1,950	General Dynamics Corp.	128,875
765	Goodrich Corp.	65,614
589	Hexcel Corp.*	10,101
4,281	Honeywell International, Inc.	212,809
1,121	ITT Corp.	51,566
701	L-3 Communications Holdings, Inc.	49,301
1,773	Lockheed Martin Corp.	120,635
253	Moog, Inc., Class A*	9,326
1,679	Northrop Grumman Corp.	103,561
349	Orbital Sciences Corp.*	5,689
870	Precision Castparts Corp.	120,121
2,296	Raytheon Co.	106,190
969	Rockwell Collins, Inc.	54,322
654	Spirit Aerosystems Holdings, Inc., Class A*	12,733
217	Teledyne Technologies, Inc.*	8,728
221	TransDigm Group, Inc.*	15,139
5,309	United Technologies Corp.	399,608
		1,794,484
	Air Freight & Logistics - 2.4%

1,018	C.H. Robinson Worldwide, Inc.	75,037
1,311	Expeditors International of Washington, Inc.	69,352
1,783	FedEx Corp.	162,467
177	Forward Air Corp.	4,871
225	HUB Group, Inc., Class A*	7,342
4,385	United Parcel Service, Inc., Class B	307,520
625	UTi Worldwide, Inc.	12,031
		638,620
	Building Products - 0.3%

230	A. O. Smith Corp.	9,045
317	Lennox International, Inc.	13,945
2,207	Masco Corp.	24,078
689	Owens Corning*	18,127
230	Quanex Building Products Corp.	3,804
236	Simpson Manufacturing Co., Inc.	6,105
411	USG Corp.*	5,216
		80,320
	Chemicals - 0.3%

795	Nalco Holding Co.	23,389
570	Sherwin-Williams Co. (The)	42,277
568	Valspar Corp.	18,766
		84,432
	Commercial Services & Supplies - 1.3%

262	ABM Industries, Inc.	6,034
289	Brink’s Co. (The)	7,092
812	Cintas Corp.	21,717
144	Clean Harbors, Inc.*	10,663
679	Corrections Corp. of America*	16,398
316	Deluxe Corp.	6,696
115	G&K Services, Inc., Class A	3,190
1,138	Iron Mountain, Inc.	25,275
194	Mine Safety Appliances Co.	5,591
1,258	R.R. Donnelley & Sons Co.	19,826
1,920	Republic Services, Inc.	54,029
522	Stericycle, Inc.*	38,576
371	Tetra Tech, Inc.*	8,574
147	United Stationers, Inc.*	9,330
720	Waste Connections, Inc.	18,720
2,738	Waste Management, Inc.	93,776
		345,487
	Communications Equipment - 0.1%

104	Black Box Corp.	3,726
576	CommScope, Inc.*	18,208
		21,934
	Construction & Engineering - 0.9%

624	Aecom Technology Corp.*	16,074
407	EMCOR Group, Inc.*	10,908
1,097	Fluor Corp.	63,439
734	Foster Wheeler AG*	20,552
208	Granite Construction, Inc.	5,277
233	Insituform Technologies, Inc., Class A*	5,159
761	Jacobs Engineering Group, Inc.*	29,298
957	KBR, Inc.	25,916
1,282	Quanta Services, Inc.*	22,576
509	Shaw Group, Inc. (The)*	16,313
516	URS Corp.*	20,403
		235,915
	Construction Materials - 0.2%

273	Eagle Materials, Inc.	6,787
277	Martin Marietta Materials, Inc.	23,418
144	Texas Industries, Inc.	5,426
711	Vulcan Materials Co.	28,525
		64,156
	Containers & Packaging - 0.9%

384	Aptargroup, Inc.	17,538
568	Ball Corp.	37,420
659	Bemis Co., Inc.	20,706
996	Crown Holdings, Inc.*	30,906
155	Greif, Inc., Class A	9,058
1,015	Owens-Illinois, Inc.*	27,283
628	Packaging Corp. of America	16,108
234	Rock-Tenn Co., Class A	12,657
969	Sealed Air Corp.	22,529
312	Silgan Holdings, Inc.	10,683
609	Sonoco Products Co.	19,951
662	Temple-Inland, Inc.	13,882
		238,721
	Diversified Consumer Services - 0.0%

187	Coinstar, Inc.*	12,050

	Diversified Financial Services - 0.0%

338	PHH Corp.*	7,176

	Electrical Equipment - 2.3%

260	Acuity Brands, Inc.	14,004
248	American Superconductor Corp.*	8,253
653	AMETEK, Inc.	38,638
705	Babcock & Wilcox Co.*	17,125
263	Baldor Electric Co.	16,651
283	Belden, Inc.	9,418
300	Brady Corp., Class A	9,279
1,021	Cooper Industries plc	55,645

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,632	Emerson Electric Co.	$255,084
281	EnerSys*	8,483
323	General Cable Corp.*	10,591
742	GrafTech International Ltd.*	14,543
322	Hubbell, Inc., Class B	18,212
230	Regal-Beloit Corp.	14,030
866	Rockwell Automation, Inc.	57,260
578	Roper Industries, Inc.	41,853
323	Thomas & Betts Corp.*	14,357
353	Woodward Governor Co.	11,914
		615,340
	Electronic Equipment, Instruments & Components - 1.8%

2,144	Agilent Technologies, Inc.*	75,083
1,066	Amphenol Corp., Class A	53,332
183	Anixter International, Inc.	10,224
725	Arrow Electronics, Inc.*	22,482
930	Avnet, Inc.*	28,505
317	AVX Corp.	4,536
387	Benchmark Electronics, Inc.*	6,219
244	Checkpoint Systems, Inc.*	4,377
221	Cognex Corp.	6,179
4,820	Flextronics International Ltd.*	34,945
969	FLIR Systems, Inc.*	25,974
242	Itron, Inc.*	13,738
1,230	Jabil Circuit, Inc.	18,585
132	Littelfuse, Inc.	6,108
393	Molex, Inc.	8,175
428	Molex, Inc., Class A	7,456
374	National Instruments Corp.	12,761
241	Plexus Corp.*	6,540
737	Trimble Navigation Ltd.*	27,446
2,746	Tyco Electronics Ltd.	83,533
1,058	Vishay Intertechnology, Inc.*	15,087
		471,285
	Energy Equipment & Services - 0.1%

1,417	McDermott International, Inc.*	25,974

	Household Durables - 0.2%

932	Fortune Brands, Inc.	55,072

	Industrial Conglomerates - 5.8%

4,005	3M Co.	336,340
377	Carlisle Cos., Inc.	13,806
65,490	General Electric Co.	1,036,706
1,661	Textron, Inc.	37,140
3,055	Tyco International Ltd.	115,754
		1,539,746
	Internet Software & Services - 0.1%

797	Monster Worldwide, Inc.*	17,996
244	Vistaprint N.V.*	9,838
		27,834
	IT Services - 2.3%

3,885	Accenture plc, Class A	168,298
323	Alliance Data Systems Corp.*	20,375
3,074	Automatic Data Processing, Inc.	137,008
725	Broadridge Financial Solutions, Inc.	14,928
661	Convergys Corp.*	8,520
605	CoreLogic, Inc.	11,017
289	Euronet Worldwide, Inc.*	4,728
1,529	Fidelity National Information Services, Inc.	41,130
918	Fiserv, Inc.*	50,765
642	Genpact Ltd.*	8,937
489	Global Payments, Inc.	20,323
569	Lender Processing Services, Inc.	17,508
143	Mantech International Corp., Class A*	5,709
457	NeuStar, Inc., Class A*	11,809
1,988	Paychex, Inc.	56,737
187	TeleTech Holdings, Inc.*	3,546
1,212	Total System Services, Inc.	18,289
237	Wright Express Corp.*	10,208
		609,835
	Life Sciences Tools & Services - 0.2%

108	Dionex Corp.*	9,847
207	Mettler-Toledo International, Inc.*	30,052
717	PerkinElmer, Inc.	16,706
		56,605
	Machinery - 6.9%

415	Actuant Corp., Class A	9,806
570	AGCO Corp.*	25,730
115	Astec Industries, Inc.*	3,444
460	Bucyrus International, Inc.	41,014
3,493	Caterpillar, Inc.	295,508
310	CLARCOR, Inc.	12,620
310	Crane Co.	11,619
1,106	Cummins, Inc.	107,415
3,098	Danaher Corp.	133,988
2,585	Deere & Co.	193,099
442	Donaldson Co., Inc.	23,996
1,143	Dover Corp.	62,648
1,032	Eaton Corp.	99,485
159	ESCO Technologies, Inc.	5,578
343	Flowserve Corp.	36,173
319	Gardner Denver, Inc.	20,879
367	Graco, Inc.	13,197
495	Harsco Corp.	11,910
498	IDEX Corp.	18,660
2,634	Illinois Tool Works, Inc.	125,457
1,950	Ingersoll-Rand plc	79,950
626	Joy Global, Inc.	47,776
204	Kaydon Corp.	7,136
494	Kennametal, Inc.	16,707
266	Lincoln Electric Holdings, Inc.	16,402
806	Manitowoc Co., Inc. (The)*	8,850
232	Mueller Industries, Inc.	7,074
946	Mueller Water Products, Inc., Class A	3,330
327	Navistar International Corp.*	16,736
190	Nordson Corp.	15,092
552	Oshkosh Corp.*	15,842
2,229	PACCAR, Inc.	120,054
715	Pall Corp.	32,368
988	Parker Hannifin Corp.	79,267
603	Pentair, Inc.	19,839
305	SPX Corp.	20,032
660	Terex Corp.*	16,025
474	Timken Co.	20,647
197	Toro Co. (The)	11,467
486	Trinity Industries, Inc.	11,129
130	Valmont Industries, Inc.	10,512
295	Westinghouse Air Brake Technologies Corp.	13,638
		1,842,099

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Marine - 0.1%

256	Alexander & Baldwin, Inc.	$8,983
189	Genco Shipping & Trading Ltd.*	2,775
327	Kirby Corp.*	14,607
		26,365
	Metals & Mining - 0.0%
139	Schnitzer Steel Industries, Inc., Class A	7,935

	Multi-Utilities - 0.1%
1,069	MDU Resources Group, Inc.	21,850

	Office Electronics - 0.1%
357	Zebra Technologies Corp., Class A*	13,009

	Oil, Gas & Consumable Fuels - 0.1%
164	Overseas Shipholding Group, Inc.	5,735
259	Teekay Corp.	8,259
326	World Fuel Services Corp.	9,813
		23,807
	Paper & Forest Products - 0.3%

778	Louisiana-Pacific Corp.*	6,379
1,052	MeadWestvaco Corp.	26,132
3,272	Weyerhaeuser Co.	54,610
		87,121
	Professional Services - 0.4%

206	Corporate Executive Board Co. (The)	7,146
287	FTI Consulting, Inc.*	10,229
504	Manpower, Inc.	28,385
306	Navigant Consulting, Inc.*	2,546
283	Resources Connection, Inc.	4,735
903	Robert Half International, Inc.	25,031
237	Towers Watson & Co., Class A	11,897
273	TrueBlue, Inc.*	4,499
742	Verisk Analytics, Inc., Class A*	22,460
		116,928
	Road & Rail - 2.5%

156	Arkansas Best Corp.	3,843
333	Con-way, Inc.	11,255
2,329	CSX Corp.	141,627
239	Genesee & Wyoming, Inc., Class A*	11,350
338	Heartland Express, Inc.	5,222
569	J.B. Hunt Transport Services, Inc.	20,769
627	Kansas City Southern*	29,682
359	Knight Transportation, Inc.	6,922
312	Landstar System, Inc.	11,216
2,251	Norfolk Southern Corp.	135,443
280	Old Dominion Freight Line, Inc.*	8,086
321	Ryder System, Inc.	13,838
3,053	Union Pacific Corp.	275,106
318	Werner Enterprises, Inc.	6,862
		681,221
	Semiconductors & Semiconductor Equipment - 0.0%

247	Veeco Instruments, Inc.*	10,863

	Software - 0.1%

511	Jack Henry & Associates, Inc.	13,971

	Trading Companies & Distributors - 0.6%

837	Fastenal Co.	44,796
247	GATX Corp.	8,193
154	Kaman Corp.	4,338
272	MSC Industrial Direct Co., Class A	16,358
369	United Rentals, Inc.*	7,240
365	W.W. Grainger, Inc.	45,600
153	Watsco, Inc.	9,221
258	WESCO International, Inc.*	12,312
		148,058
	Total Common Stocks (Cost $8,881,297)	9,918,213

Principal Amount
	U.S. Government & Agency Securities (a) - 18.1%
	Federal Home Loan Bank
$1,857,465	0.07%, due 12/01/10	1,857,465
2,991,659	0.09%, due 12/06/10	2,991,659
	Total U.S. Government & Agency Securities (Cost $4,849,124)	4,849,124

	Repurchase Agreements (a)(b) - 41.6%
11,140,830	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $11,140,976	11,140,830
	Total Repurchase Agreements (Cost $11,140,830)	11,140,830
	Total Investment Securities (Cost $24,871,251) — 96.8%	25,908,167
	Other assets less liabilities — 3.2%	857,477
	Net Assets — 100.0%	$26,765,644

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $10,290,004.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,772,474
Aggregate gross unrealized depreciation	(787,435)
Net unrealized appreciation	$985,039
Federal income tax cost of investments	$24,923,128

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$1,926,216	$1,165,376

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	33,603,359	(606,854)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	4,975,032	81,033

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,164,167	238,851

		$878,406

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2010 (Unaudited)

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) - 98.3%
	Consumer Discretionary - 9.8%

655	Amazon.com, Inc.*	$114,887
6,333	Big Lots, Inc.*	194,106
6,297	CarMax, Inc.*	207,171
6,014	Carnival Corp.	248,438
11,540	CBS Corp., Class B	194,334
16,058	Comcast Corp., Class A	321,160
4,262	Darden Restaurants, Inc.	208,625
5,685	Discovery Communications, Inc., Class A*	231,834
3,881	Expedia, Inc.	102,187
24,799	Ford Motor Co.*	395,296
8,192	GameStop Corp., Class A*	163,185
9,055	Gannett Co., Inc.	118,711
4,222	Gap, Inc. (The)	90,182
4,495	Genuine Parts Co.	216,389
18,736	Goodyear Tire & Rubber Co. (The)*	179,116
14,008	H&R Block, Inc.	176,361
1,512	Home Depot, Inc.	45,678
3,407	Interpublic Group of Cos., Inc. (The)*	36,285
7,669	Johnson Controls, Inc.	279,458
7,182	Leggett & Platt, Inc.	148,667
1,533	Limited Brands, Inc.	51,616
2,225	McDonald’s Corp.	174,218
21,820	News Corp., Class A	297,625
3,322	Ross Stores, Inc.	215,531
1,593	Starbucks Corp.	48,746
6,120	Target Corp.	348,473
5,689	TJX Cos., Inc.	259,475
3,445	Walt Disney Co. (The)	125,777
490	Washington Post Co. (The), Class B	184,740
2,583	Whirlpool Corp.	188,559
1,901	Wynn Resorts Ltd.	192,191
		5,759,021
	Consumer Staples - 10.5%

1,624	Altria Group, Inc.	38,976
8,035	Archer-Daniels-Midland Co.	232,935
2,447	Avon Products, Inc.	69,886
2,351	Campbell Soup Co.	79,699
3,453	Clorox Co.	213,430
12,057	Coca-Cola Co. (The)	761,641
6,580	Coca-Cola Enterprises, Inc.	158,907
5,072	CVS Caremark Corp.	157,232
16,357	Dean Foods Co.*	118,915
6,057	Dr. Pepper Snapple Group, Inc.	221,868
4,290	Hershey Co. (The)	200,772
4,346	Kimberly-Clark Corp.	268,974
1,820	Kraft Foods, Inc., Class A	55,055
1,312	Kroger Co. (The)	30,897
1,974	Lorillard, Inc.	157,091
2,570	McCormick & Co., Inc. (Non-Voting)	113,106
4,267	Molson Coors Brewing Co., Class B	203,322
9,374	PepsiCo, Inc.	605,842
9,470	Philip Morris International, Inc.	538,748
8,946	Procter & Gamble Co. (The)	546,332
5,389	Reynolds American, Inc.	166,736
14,218	Sara Lee Corp.	213,270
18,577	SUPERVALU, Inc.	167,936
11,923	Tyson Foods, Inc., Class A	188,741
7,664	Wal-Mart Stores, Inc.	414,546
4,446	Whole Foods Market, Inc.*	209,940
		6,134,797
	Energy - 10.0%

3,120	Apache Corp.	335,837
10,453	Chesapeake Energy Corp.	220,767
10,282	Chevron Corp.	832,533
3,088	ConocoPhillips	185,805
4,600	Denbury Resources, Inc.*	83,628
3,330	Devon Energy Corp.	234,998
645	EOG Resources, Inc.	57,373
17,871	Exxon Mobil Corp.	1,243,107
1,689	Halliburton Co.	63,912
3,711	Hess Corp.	259,956
8,251	Marathon Oil Corp.	276,161
3,450	Murphy Oil Corp.	232,944
9,306	Nabors Industries Ltd.*	205,570
1,166	Occidental Petroleum Corp.	102,806
2,808	Pioneer Natural Resources Co.	224,949
1,484	QEP Resources, Inc.	52,133
3,230	Schlumberger Ltd.	249,808
6,087	Southwestern Energy Co.*	220,349
5,184	Sunoco, Inc.	208,086
12,907	Tesoro Corp.*	210,642
11,386	Valero Energy Corp.	221,799
7,672	Williams Cos., Inc. (The)	174,998
		5,898,161
	Financials - 16.6%

4,470	ACE Ltd.	261,584
1,682	Aflac, Inc.	86,623
7,588	Allstate Corp. (The)	220,887
160	American Express Co.	6,915
4,894	American International Group, Inc.*	202,073
4,459	Ameriprise Financial, Inc.	231,155
6,161	Apartment Investment & Management Co., Class A (REIT)	148,603
1,759	Assurant, Inc.	62,040
29,173	Bank of America Corp.	319,444
11,685	Bank of New York Mellon Corp. (The)	315,378
5,979	Capital One Financial Corp.	222,598
10,235	CB Richard Ellis Group, Inc., Class A*	196,410
4,422	Chubb Corp.	252,098
6,557	Cincinnati Financial Corp.	197,661
66,038	Citigroup, Inc.*	277,360
11,786	Discover Financial Services	215,448
12,734	E*Trade Financial Corp.*	187,827
2,708	Federated Investors, Inc., Class B	64,207
12,610	Fifth Third Bancorp	150,690
18,383	First Horizon National Corp.*	175,925
2,141	Franklin Resources, Inc.	244,267
1,073	Goldman Sachs Group, Inc. (The)	167,538
4,161	Health Care REIT, Inc. (REIT)	192,571
16,369	Hudson City Bancorp, Inc.	185,788
29,094	Huntington Bancshares, Inc./OH	169,764
200	IntercontinentalExchange, Inc.*	22,540
12,110	JPMorgan Chase & Co.	452,672
25,769	KeyCorp	194,041
6,053	Legg Mason, Inc.	197,449
7,559	Leucadia National Corp.*	196,232
5,886	Loews Corp.	220,195
1,563	M&T Bank Corp.	120,288
8,463	MetLife, Inc.	322,863
7,327	Moody’s Corp.	196,583
12,900	Morgan Stanley	315,534
8,848	NASDAQ OMX Group, Inc. (The)*	189,878
7,369	NYSE Euronext	201,321
11,034	Progressive Corp. (The)	224,432
5,263	Prudential Financial, Inc.	266,729
2,369	Public Storage (REIT)	228,845
5,207	Travelers Cos., Inc. (The)	281,126
15,426	U.S. Bancorp	366,830
5,737	Unum Group	123,288
3,885	Ventas, Inc. (REIT)	199,184

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,109	Wells Fargo & Co.	$519,956
7,785	Zions Bancorp.	151,418
		9,746,258
	Health Care - 10.1%

3,821	Abbott Laboratories	177,715
7,203	Aetna, Inc.	213,353
6,925	AmerisourceBergen Corp.	213,636
880	Amgen, Inc.*	46,367
3,170	Becton, Dickinson and Co.	247,038
3,076	Bristol-Myers Squibb Co.	77,638
2,384	C.R. Bard, Inc.	202,282
6,597	Cardinal Health, Inc.	234,721
4,903	Celgene Corp.*	291,140
3,066	Cephalon, Inc.*	194,660
9,492	Eli Lilly & Co.	319,501
5,662	Express Scripts, Inc.*	294,934
8,132	Gilead Sciences, Inc.*	296,818
3,738	Humana, Inc.*	209,478
834	Intuitive Surgical, Inc.*	217,082
10,097	Johnson & Johnson	621,470
4,792	Medco Health Solutions, Inc.*	293,845
5,622	Medtronic, Inc.	188,506
10,780	Merck & Co., Inc.	371,587
23,363	Pfizer, Inc.	380,583
4,677	Stryker Corp.	234,271
4,822	Thermo Fisher Scientific, Inc.*	245,247
3,682	UnitedHealth Group, Inc.	134,467
3,299	Varian Medical Systems, Inc.*	217,173
		5,923,512
	Industrials - 8.4%

1,021	3M Co.	85,744
5,164	Avery Dennison Corp.	193,857
488	Boeing Co. (The)	31,120
2,874	C.H. Robinson Worldwide, Inc.	211,842
417	Caterpillar, Inc.	35,278
4,576	CSX Corp.	278,267
2,189	Cummins, Inc.	212,596
3,900	Dover Corp.	213,759
3,259	FedEx Corp.	296,960
1,071	General Dynamics Corp.	70,782
33,799	General Electric Co.	535,038
4,103	ITT Corp.	188,738
2,984	L-3 Communications Holdings, Inc.	209,865
3,826	Lockheed Martin Corp.	260,321
4,472	Norfolk Southern Corp.	269,080
4,043	Northrop Grumman Corp.	249,372
9,673	R.R. Donnelley & Sons Co.	152,446
4,329	Ryder System, Inc.	186,623
9,520	Textron, Inc.	212,867
6,809	Tyco International Ltd.	257,993
43	Union Pacific Corp.	3,875
6,768	United Parcel Service, Inc., Class B	474,640
1,465	United Technologies Corp.	110,271
1,676	W.W. Grainger, Inc.	209,383
		4,950,717
	Information Technology - 20.1%

2,388	Akamai Technologies, Inc.*	124,630
6,828	Altera Corp.	239,595
6,641	Analog Devices, Inc.	236,154
4,341	Apple, Inc.*	1,350,702
20,127	Applied Materials, Inc.	250,179
6,305	Broadcom Corp., Class A	280,510
9,301	CA, Inc.	212,900
22,158	Cisco Systems, Inc.*	424,547
1,163	Citrix Systems, Inc.*	77,247
4,093	Cognizant Technology Solutions Corp., Class A*	265,963
4,521	Computer Sciences Corp.	201,772
16,196	Corning, Inc.	286,021
20,351	Dell, Inc.*	269,040
221	EMC Corp.*	4,749
1,514	First Solar, Inc.*	185,995
739	Google, Inc., Class A*	410,670
4,471	Harris Corp.	197,797
5,223	Hewlett-Packard Co.	219,000
31,537	Intel Corp.	666,061
3,982	International Business Machines Corp.	563,294
4,873	Intuit, Inc.*	218,749
13,562	Jabil Circuit, Inc.	204,922
5,116	Lexmark International, Inc., Class A*	185,404
4,483	McAfee, Inc.*	210,029
27,151	Micron Technology, Inc.*	197,116
38,326	Microsoft Corp.	966,199
32,270	Motorola, Inc.*	247,188
1,358	NetApp, Inc.*	69,163
6,470	Novellus Systems, Inc.*	195,071
13,321	Oracle Corp.	360,200
2,845	QUALCOMM, Inc.	132,975
12,037	SAIC, Inc.*	184,407
2,031	Salesforce.com, Inc.*	282,756
5,500	SanDisk Corp.*	245,300
12,574	Symantec Corp.*	211,243
28,627	Tellabs, Inc.	180,636
16,233	Teradyne, Inc.*	192,523
5,944	Texas Instruments, Inc.	189,019
12,080	Total System Services, Inc.	182,287
3,024	Visa, Inc., Class A	223,322
7,999	Xilinx, Inc.	216,933
16,242	Yahoo!, Inc.*	256,136
		11,818,404
	Materials - 4.6%

15,709	Alcoa, Inc.	206,102
3,157	Ball Corp.	207,983
3,174	Cliffs Natural Resources, Inc.	216,911
7,699	Dow Chemical Co. (The)	240,055
217	E.I. du Pont de Nemours & Co.	10,197
2,552	Eastman Chemical Co.	198,571
3,569	Freeport-McMoRan Copper & Gold, Inc.	361,611
4,879	Newmont Mining Corp.	287,032
5,786	Nucor Corp.	218,364
3,032	PPG Industries, Inc.	236,375
8,586	Sealed Air Corp.	199,624
6,071	Titanium Metals Corp.*	104,846
12,465	Weyerhaeuser Co.	208,041
		2,695,712
	Telecommunication Services - 2.5%

30,271	AT&T, Inc.	841,231
1,635	CenturyLink, Inc.	70,289
16,037	MetroPCS Communications, Inc.*	194,849
10,576	Verizon Communications, Inc.	338,538
		1,444,907
	Utilities - 5.7%

8,550	Allegheny Energy, Inc.	195,111
12,594	CenterPoint Energy, Inc.	196,844
11,148	CMS Energy Corp.	200,330
4,650	Consolidated Edison, Inc.	224,920
6,534	Constellation Energy Group, Inc.	185,304
6,149	Edison International	227,144
3,278	Entergy Corp.	233,525
6,378	FirstEnergy Corp.	223,932
3,861	Integrys Energy Group, Inc.	188,031
3,925	Nicor, Inc.	169,756

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,665	NiSource, Inc.	$195,155
2,940	Northeast Utilities	91,434
3,975	Oneok, Inc.	203,162
10,595	Pepco Holdings, Inc.	194,418
4,674	Pinnacle West Capital Corp.	188,923
5,072	Progress Energy, Inc.	221,596
10,897	TECO Energy, Inc.	182,525
		3,322,110
	Total Common Stocks (Cost $53,774,493)	57,693,599

Principal Amount
	U.S. Government & Agency Securities (a) - 0.9%
	Federal Home Loan Bank
$209,931	0.07%, due 12/01/10	209,931
339,427	0.09%, due 12/06/10	339,427
	Total U.S. Government & Agency Securities (Cost $549,358)	549,358

	Repurchase Agreements (a)(b) - 2.2%
1,262,231	Repurchase Agreements with various counterparties, rates 0.22% - 0.25%, dated 11/29/10 - 11/30/10, due 12/01/10 - 12/06/10, total to be received $1,262,248	1,262,231
	Total Repurchase Agreements (Cost $1,262,231)	1,262,231
	Total Investment Securities (Cost $55,586,082) — 101.4%	59,505,188
	Liabilities in excess of other assets — (1.4%)	(801,069)
	Net Assets — 100.0%	$58,704,119

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/10, the aggregate amount held in a segregated account was $9,020,846.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT                                             Real Estate Investment Trust

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,513,788
Aggregate gross unrealized depreciation	(734,923)
Net unrealized appreciation	$3,778,865
Federal income tax cost of investments	$55,726,323

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,213,261)	$(253,353)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	15,518,697	(546,563)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(2,642,015)	52,572

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	3,328,728	(117,145)

		$(864,489)

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                    Not required for this filing.

(a)(2)                    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                    Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 26, 2011

By:	/s/ Charles Todd
Charles Todd
Treasurer
January 26, 2011